UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2015

Date of reporting period: November 30, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 79.10%

ADVERTISING — 0.04%
WPP Finance 2010
5.63%, 11/15/43	$220	$246,562

		246,562

AEROSPACE & DEFENSE — 1.20%
Boeing Co. (The)
6.88%, 03/15/39	270	386,399
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	350	327,972
Lockheed Martin Corp.
4.07%, 12/15/42	791	781,226
4.85%, 09/15/41	200	220,951
Series B
6.15%, 09/01/36	350	447,560
Northrop Grumman Corp.
4.75%, 06/01/43	770	822,021
5.05%, 11/15/40	190	208,220
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	90	91,767
4.70%, 12/15/41	320	354,835
4.88%, 10/15/40	190	216,142
United Technologies Corp.
4.50%, 06/01/42	2,750	2,990,233
5.70%, 04/15/40	305	382,353
6.05%, 06/01/36	175	225,969
6.70%, 08/01/28	125	167,086

		7,622,734

AGRICULTURE — 1.17%
Altria Group Inc.
4.25%, 08/09/42[a]	250	236,932
5.38%, 01/31/44	920	1,023,497
9.95%, 11/10/38	372	627,752
10.20%, 02/06/39	135	232,424
Archer-Daniels-Midland Co.
4.02%, 04/16/43	276	269,188
4.54%, 03/26/42[a]	223	234,506
5.38%, 09/15/35	305	354,586
5.77%, 03/01/41[b]	450	558,440
Lorillard Tobacco Co.
7.00%, 08/04/41[a]	140	175,772
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	250	255,706
Philip Morris International Inc.
4.13%, 03/04/43	500	486,949
4.25%, 11/10/44	700	702,960
4.88%, 11/15/43	400	436,834
6.38%, 05/16/38	811	1,027,876
Reynolds American Inc.
6.15%, 09/15/43	350	404,251
7.25%, 06/15/37	353	442,112

		7,469,785

Security	Principal (000s)	Value

AIRLINES — 0.25%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	$500	$500,001
Hawaiian Airlines 2013-1 Pass Through Certificates Class A
3.90%, 01/15/26	450	443,250
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	675	675,000

		1,618,251

APPAREL — 0.06%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	250	241,804
VF Corp.
6.45%, 11/01/37	100	132,636

		374,440
AUTO MANUFACTURERS — 0.59%
Daimler Finance North America LLC
8.50%, 01/18/31	538	814,077
Ford Motor Co.
7.45%, 07/16/31	2,190	2,957,561

		3,771,638

AUTO PARTS & EQUIPMENT — 0.17%
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	325	328,115
6.00%, 01/15/36	600	725,086

		1,053,201

BANKS — 7.82%
Associated Banc-Corp.
4.25%, 01/15/25 (Call 10/15/24)	100	101,398
Bank of America Corp.
4.25%, 10/22/26	1,100	1,104,497
4.88%, 04/01/44	1,000	1,083,884
5.00%, 01/21/44	1,050	1,155,626
5.88%, 02/07/42	420	518,802
6.11%, 01/29/37	950	1,119,317
7.75%, 05/14/38	800	1,119,320
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 (Call 10/18/25)[a]	450	478,017
Bank One Corp.
7.63%, 10/15/26	70	92,885
8.00%, 04/29/27	200	272,785
Branch Banking & Trust Co.
3.80%, 10/30/26 (Call 09/30/26)	250	254,876
Citigroup Inc.
4.30%, 11/20/26	500	506,750
4.95%, 11/07/43	675	749,032
5.30%, 05/06/44	350	373,115
5.50%, 09/13/25	1,950	2,175,861
5.88%, 01/30/42	270	333,493
6.00%, 10/31/33	800	927,700
6.13%, 08/25/36	690	813,001

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

6.63%, 06/15/32	$575	$705,844
6.68%, 09/13/43	450	564,737
6.88%, 03/05/38	208	281,915
6.88%, 02/15/98	75	102,361
8.13%, 07/15/39	210	319,859
Comerica Inc.
3.80%, 07/22/26	300	302,932
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
5.25%, 05/24/41	400	471,377
5.75%, 12/01/43	750	885,354
Discover Bank/Greenwood DE
4.25%, 03/13/26	500	520,673
Fifth Third Bancorp
8.25%, 03/01/38	325	484,958
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44 (Call 01/08/44)	1,100	1,154,148
5.95%, 01/15/27	800	928,122
6.13%, 02/15/33[a]	1,230	1,505,180
6.25%, 02/01/41	1,000	1,250,413
6.45%, 05/01/36	440	524,248
6.75%, 10/01/37	1,875	2,331,958
HSBC Bank PLC
7.65%, 05/01/25	100	127,734
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	1,250	1,507,355
HSBC Holdings PLC
5.25%, 03/14/44	500	549,835
6.10%, 01/14/42[a]	575	746,934
6.50%, 05/02/36	250	317,666
6.50%, 09/15/37	1,055	1,333,500
6.80%, 06/01/38	1,050	1,377,012
7.63%, 05/17/32	100	136,552
JPMorgan Chase & Co.
4.85%, 02/01/44	1,175	1,282,835
5.40%, 01/06/42	330	386,876
5.50%, 10/15/40	400	473,437
5.60%, 07/15/41	330	396,725
5.63%, 08/16/43	670	775,846
6.40%, 05/15/38	1,345	1,758,515
KfW
0.00%, 04/18/36	1,300	689,676
0.00%, 06/29/37	1,155	571,982
Morgan Stanley
4.35%, 09/08/26	1,265	1,281,755
5.00%, 11/24/25	1,075	1,152,415
6.38%, 07/24/42	631	823,696
7.25%, 04/01/32	525	715,598
Northern Trust Corp.
3.95%, 10/30/25	400	418,216
UBS AG/Stamford CT
7.75%, 09/01/26	200	259,532
Wachovia Corp.
5.50%, 08/01/35	210	240,050
6.55%, 10/15/35	50	62,640
6.61%, 10/01/25	100	123,653
Wells Fargo & Co.
4.10%, 06/03/26	2,200	2,251,647
4.65%, 11/04/44	930	942,823

Security	Principal (000s)	Value

5.38%, 02/07/35	$330	$389,130
5.61%, 01/15/44	1,856	2,145,658
Wells Fargo Bank N.A.
5.95%, 08/26/36	700	880,996

Wells Fargo Capital X
5.95%, 12/01/86	286	291,005

		49,925,732
BEVERAGES — 1.23%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	1,000	1,058,002
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	701	647,013
6.38%, 01/15/40	300	388,709
8.00%, 11/15/39	200	303,712
8.20%, 01/15/39	726	1,116,672
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	400	383,530
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	250	283,064
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)[a]	500	479,194
5.88%, 09/30/36	285	354,421
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	75	106,614
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43[a]	300	285,467
Molson Coors Brewing Co.
5.00%, 05/01/42[a]	430	453,525
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	500	688,474
PepsiCo Inc.
3.60%, 08/13/42	200	183,065
4.00%, 03/05/42	350	342,308
4.88%, 11/01/40	400	441,381
5.50%, 01/15/40	300	356,771

		7,871,922
BIOTECHNOLOGY — 0.89%
Amgen Inc.
4.95%, 10/01/41	569	600,854
5.15%, 11/15/41 (Call 05/15/41)	800	868,869
5.38%, 05/15/43 (Call 11/15/42)	975	1,090,720
6.38%, 06/01/37	450	556,518
6.40%, 02/01/39	325	403,466
Celgene Corp.
5.25%, 08/15/43	700	770,288
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	210	220,054
4.80%, 04/01/44 (Call 10/01/43)	770	831,250
5.65%, 12/01/41 (Call 06/01/41)	260	313,564

		5,655,583
BUILDING MATERIALS — 0.02%
Owens Corning
7.00%, 12/01/36	100	119,512

		119,512
CHEMICALS — 1.52%
Agrium Inc.
4.90%, 06/01/43 (Call 12/01/42)	250	254,028

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.25%, 01/15/45 (Call 07/15/44)	$250	$267,450
6.13%, 01/15/41 (Call 07/15/40)	255	298,432
CF Industries Inc.
5.15%, 03/15/34	650	688,073
5.38%, 03/15/44	350	373,137
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	500	491,090
4.63%, 10/01/44 (Call 04/01/44)	500	504,792
5.25%, 11/15/41 (Call 05/15/41)	660	718,330
7.38%, 11/01/29[a]	290	389,518
9.40%, 05/15/39	255	411,562
E.I. du Pont de Nemours & Co.
4.15%, 02/15/43	250	244,499
4.90%, 01/15/41	485	523,606
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	100	101,203
4.80%, 09/01/42 (Call 03/01/42)	315	323,971
Ecolab Inc.
5.50%, 12/08/41	320	377,302
Lubrizol Corp.
6.50%, 10/01/34	100	130,503
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	250	261,925
5.25%, 07/15/43	420	463,546
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	300	267,800
4.20%, 07/15/34 (Call 01/15/34)	675	700,710
4.40%, 07/15/44 (Call 01/15/44)	650	664,538
5.50%, 08/15/25	100	116,310
Series 1
5.50%, 07/30/35	100	116,092
Mosaic Co. (The)
5.63%, 11/15/43 (Call 05/15/43)[a]	470	535,016
Potash Corp. of Saskatchewan Inc.
5.88%, 12/01/36	185	225,740
Rohm & Haas Co.
7.85%, 07/15/29	200	277,383

		9,726,556
COMMERCIAL SERVICES — 0.34%
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	250	247,132
Massachusetts Institute of Technology
4.68%, 07/01/14	500	545,187
5.60%, 07/01/11	200	260,355
President and Fellows of Harvard College
6.30%, 10/01/37 (Call 04/01/16)	41	43,972
Tufts University
Series 2012
5.02%, 04/15/12	250	274,444
University of Southern California
5.25%, 10/01/11	250	313,919
Western Union Co. (The)
6.20%, 11/17/36	300	318,070
6.20%, 06/21/40	175	186,329

		2,189,408
COMPUTERS — 0.85%
Apple Inc.
3.85%, 05/04/43	700	681,686

Security	Principal (000s)	Value

4.45%, 05/06/44	$700	$751,038
Hewlett-Packard Co.
6.00%, 09/15/41	678	743,896
HP Enterprise Services LLC
7.45%, 10/15/29	140	174,907
International Business Machines Corp.
4.00%, 06/20/42	388	375,096
5.60%, 11/30/39	427	517,859
5.88%, 11/29/32	500	629,463
6.22%, 08/01/27	450	569,288
7.00%, 10/30/25	250	333,764
Seagate HDD Cayman
4.75%, 01/01/25[a,c]	620	635,500

		5,412,497
COSMETICS & PERSONAL CARE — 0.34%
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	186,351
6.00%, 05/15/37	200	243,249
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	62,158
5.55%, 03/05/37[a]	994	1,259,799
5.80%, 08/15/34	120	155,329
6.45%, 01/15/26	175	226,996

		2,133,882
DIVERSIFIED FINANCIAL SERVICES — 2.20%
American Express Co.
4.05%, 12/03/42	487	476,226
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	200	239,392
Credit Suisse USA Inc.
7.13%, 07/15/32	700	988,543
General Electric Capital Corp.
5.88%, 01/14/38	1,170	1,447,129
6.15%, 08/07/37	1,275	1,624,272
6.88%, 01/10/39	1,425	1,973,663
Series A
6.75%, 03/15/32	3,758	5,047,162
Goldman Sachs Capital I
6.35%, 02/15/34	400	470,548
Jefferies Group LLC
6.25%, 01/15/36	575	616,096
6.45%, 06/08/27	260	296,183
Legg Mason Inc.
5.63%, 01/15/44	425	478,594
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	280	404,600

		14,062,408
ELECTRIC — 9.51%
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	200	202,203
6.00%, 03/01/39	115	147,015
6.13%, 05/15/38	105	137,506
Series 1
5.65%, 03/15/35 (Call 03/15/15)	400	404,974
Series 11-C
5.20%, 06/01/41	500	590,656

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Appalachian Power Co.
6.38%, 04/01/36	$500	$630,481
7.00%, 04/01/38	855	1,159,498
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	250	265,543
5.50%, 09/01/35	150	178,097
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	1,250	1,387,190
5.95%, 05/15/37	150	185,045
6.13%, 04/01/36	1,019	1,254,928
6.50%, 09/15/37	505	650,994
8.48%, 09/15/28	196	283,227
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	525	484,432
4.50%, 04/01/44 (Call 10/01/43)	325	348,872
Cleco Power LLC
6.00%, 12/01/40	500	595,713
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	450	472,191
Commonwealth Edison Co.
4.70%, 01/15/44 (Call 07/15/43)	600	659,777
5.90%, 03/15/36	750	934,928
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	250	258,629
6.35%, 06/01/36	150	196,770
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	750	775,388
5.50%, 12/01/39	190	223,590
5.70%, 06/15/40	410	494,489
Series 05-A
5.30%, 03/01/35	50	57,486
Series 06-A
5.85%, 03/15/36	150	184,718
Series 06-B
6.20%, 06/15/36	50	64,376
Series 06-E
5.70%, 12/01/36	330	402,521
Series 08-B
6.75%, 04/01/38	440	592,611
Consumers Energy Co.
3.95%, 05/15/43 (Call 11/15/42)	75	73,554
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	500	488,181
Dominion Resources Inc./VA
3.63%, 12/01/24 (Call 09/01/24)	500	504,081
4.70%, 12/01/44 (Call 06/01/44)	250	257,501
6.30%, 03/15/33	175	216,089
7.00%, 06/15/38	50	66,574
Series B
5.95%, 06/15/35	900	1,089,421
Series F
5.25%, 08/01/33	550	616,948
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	625	632,924
5.70%, 10/01/37	100	123,658
Series A
4.00%, 04/01/43 (Call 10/01/42)	200	198,821
6.63%, 06/01/36	100	135,068
DTE Energy Co.
6.38%, 04/15/33	130	162,400
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	300	298,758

Security	Principal (000s)	Value

4.25%, 12/15/41 (Call 06/15/41)	$580	$595,422
5.30%, 02/15/40	465	547,674
6.05%, 04/15/38	630	804,094
6.45%, 10/15/32	75	96,448
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	280	272,283
6.35%, 09/15/37	200	262,138
6.40%, 06/15/38	135	181,227
Duke Energy Indiana Inc.
6.12%, 10/15/35	76	93,788
6.45%, 04/01/39	550	733,882
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	380	384,665
4.10%, 03/15/43 (Call 09/15/42)	600	606,466
4.15%, 12/01/44 (Call 06/01/44)	260	266,948
4.38%, 03/30/44 (Call 09/30/43)	525	553,397
El Paso Electric Co.
6.00%, 05/15/35	150	176,212
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	250	251,256
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	878	937,320
6.25%, 10/01/39	355	404,193
FirstEnergy Solutions Corp.
6.80%, 08/15/39	478	505,518
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	480	479,620
4.05%, 10/01/44 (Call 04/01/44)	265	267,951
4.13%, 02/01/42 (Call 08/02/41)	840	849,512
4.95%, 06/01/35	100	114,499
5.25%, 02/01/41 (Call 08/01/40)	100	118,237
5.85%, 05/01/37	300	376,235
5.95%, 02/01/38	781	993,688
Georgia Power Co.
4.30%, 03/15/42	1,164	1,185,622
5.40%, 06/01/40	315	371,351
Series 07-A
5.65%, 03/01/37	100	119,771
Hydro-Quebec
9.50%, 11/15/30	200	329,965
Iberdrola International BV
6.75%, 07/15/36	125	157,272
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	113,018
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	242	269,534
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	100	112,851
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	135	156,132
MidAmerican Energy Co.
4.40%, 10/15/44 (Call 04/15/44)	525	550,361
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	510	604,315
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	325	357,070
5.80%, 02/01/42 (Call 08/01/41)	250	292,181
5.95%, 06/15/41 (Call 12/15/40)	295	349,308
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	650	587,561
4.85%, 08/15/40 (Call 02/15/40)	430	480,002
5.25%, 07/15/35	50	58,758
6.25%, 06/01/36	100	128,925

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	$200	$210,594
5.50%, 03/15/40	200	242,562
Oglethorpe Power Corp.
4.55%, 06/01/44	750	754,275
5.25%, 09/01/50	25	27,299
Ohio Edison Co.
6.88%, 07/15/36	150	195,324
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	350	372,468
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	425	454,672
5.25%, 09/30/40	100	117,417
5.30%, 06/01/42 (Call 12/01/41)	655	772,491
7.50%, 09/01/38	25	35,338
Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	450	445,419
4.50%, 12/15/41 (Call 06/15/41)	330	330,256
5.13%, 11/15/43 (Call 05/15/43)	650	707,666
5.40%, 01/15/40	605	686,916
6.05%, 03/01/34	1,229	1,518,712
6.25%, 03/01/39	150	186,063
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	350	349,147
6.10%, 08/01/36	100	129,124
PECO Energy Co.
5.95%, 10/01/36	100	127,107
Potomac Electric Power Co.
6.50%, 11/15/37	175	232,208
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	600	622,423
5.00%, 03/15/44 (Call 09/15/43)	425	454,437
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	385	442,695
PSEG Power LLC
8.63%, 04/15/31	720	1,017,990
Public Service Co. of Colorado
4.30%, 03/15/44 (Call 09/15/43)	520	543,325
6.25%, 09/01/37	49	64,443
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	155	152,826
5.38%, 11/01/39	100	119,696
5.80%, 05/01/37	425	529,906
Series I
4.00%, 06/01/44 (Call 12/01/43)	175	174,260
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	125	132,016
5.48%, 06/01/35	300	356,932
5.64%, 04/15/41 (Call 10/15/40)	530	660,702
5.80%, 03/15/40	25	31,700
6.72%, 06/15/36	50	67,730
7.02%, 12/01/27	400	528,940
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	156,475
4.50%, 08/15/40	200	212,138
5.35%, 05/15/35	125	147,938
5.35%, 05/15/40	75	89,529
6.13%, 09/15/37	100	128,313
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	25,740
5.45%, 02/01/41 (Call 08/01/40)	190	225,577
6.05%, 01/15/38	573	719,470

Security	Principal (000s)	Value

Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	$100	$96,517
4.65%, 10/01/43 (Call 04/01/43)	950	1,046,379
5.63%, 02/01/36	75	90,778
6.00%, 01/15/34	105	131,664
6.05%, 03/15/39	100	127,187
Series 05-B
5.55%, 01/15/36	50	60,377
Series 05-E
5.35%, 07/15/35	275	323,588
Series 06-E
5.55%, 01/15/37	175	210,951
Series 08-A
5.95%, 02/01/38	629	802,503
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	250	245,160
Southern Power Co.
5.15%, 09/15/41	200	221,274
Southwestern Electric Power Co.
6.20%, 03/15/40	140	174,121
Southwestern Public Service Co.
6.00%, 10/01/36	550	675,736
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	314,236
4.35%, 05/15/44 (Call 11/15/43)	200	206,878
TransAlta Corp.
6.50%, 03/15/40	486	509,880
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	930	904,567
Virginia Electric and Power Co.
4.00%, 01/15/43 (Call 07/15/42)	260	255,042
8.88%, 11/15/38	145	238,489
Series A
6.00%, 05/15/37	275	350,502
Series B
6.00%, 01/15/36	500	628,047
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	255	257,474
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	260	244,120
4.25%, 06/01/44 (Call 12/01/43)[a]	225	232,058
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	250	249,360
6.38%, 08/15/37	260	346,150
Xcel Energy Inc.
6.50%, 07/01/36	50	64,825

		60,692,618
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
6.00%, 08/15/32	130	165,926
Legrand France SA
8.50%, 02/15/25	150	209,235

		375,161
ELECTRONICS — 0.26%
Honeywell International Inc.
5.38%, 03/01/41	531	648,478
5.70%, 03/15/37	255	319,189
Koninklijke Philips NV
5.00%, 03/15/42	174	190,046
6.88%, 03/11/38	210	280,928

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	$202	$227,347

		1,665,988
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance USA Inc.
4.38%, 05/08/42	250	264,455

		264,455
ENVIRONMENTAL CONTROL — 0.39%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	575	693,525
6.09%, 03/15/35	50	60,362
6.20%, 03/01/40	25	31,751
Waste Management Inc.
6.13%, 11/30/39	105	132,392
7.00%, 07/15/28	700	932,399
7.75%, 05/15/32	425	617,383

		2,467,812
FOOD — 1.55%
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	270	271,459
6.63%, 08/15/39	175	216,078
7.00%, 10/01/28	100	126,176
8.25%, 09/15/30	170	240,404
Delhaize Group SA
5.70%, 10/01/40	315	336,528
General Mills Inc.
5.40%, 06/15/40	500	574,984
Hershey Co. (The)
7.20%, 08/15/27	75	102,372
Kellogg Co.
Series B
7.45%, 04/01/31	495	658,126
Kraft Foods Group Inc.
5.00%, 06/04/42	875	941,487
6.50%, 02/09/40	230	290,138
6.88%, 01/26/39	327	425,349
Kroger Co. (The)
5.15%, 08/01/43 (Call 02/01/43)	250	272,205
5.40%, 07/15/40 (Call 01/15/40)	40	44,961
6.90%, 04/15/38	705	927,773
7.50%, 04/01/31	125	166,044
Mondelez International Inc.
6.50%, 11/01/31	205	262,119
6.50%, 02/09/40	295	382,557
6.88%, 01/26/39	700	932,606
Safeway Inc.
7.25%, 02/01/31[a]	400	396,000
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	700	738,082
4.50%, 10/02/44 (Call 04/02/44)	250	263,228
5.38%, 09/21/35	200	233,450
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	420	447,638

Security	Principal (000s)	Value

Unilever Capital Corp.
5.90%, 11/15/32	$485	$649,689

		9,899,453
FOREST PRODUCTS & PAPER — 0.42%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	200	221,431
Georgia-Pacific LLC
7.75%, 11/15/29	540	759,051
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	200	198,906
6.00%, 11/15/41 (Call 05/15/41)	775	896,194
7.30%, 11/15/39	50	65,730
Westvaco Corp.
8.20%, 01/15/30	425	553,917

		2,695,229
GAS — 0.52%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	225	276,463
6.00%, 10/01/34	90	111,445
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	500	505,110
KeySpan Corp.
8.00%, 11/15/30	190	262,063
KeySpan Gas East Corp.
5.82%, 04/01/41[c]	165	208,266
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	500	543,664
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	200	206,351
Sempra Energy
6.00%, 10/15/39	635	777,211
Southern California Gas Co.
Series KK
5.75%, 11/15/35	350	431,525

		3,322,098
HEALTH CARE — PRODUCTS — 0.68%
Baxter International Inc.
3.65%, 08/15/42	400	365,087
6.25%, 12/01/37[a]	275	356,909
Becton, Dickinson and Co.
6.00%, 05/15/39	100	119,846
Boston Scientific Corp.
7.38%, 01/15/40	170	226,940
CareFusion Corp.
4.88%, 05/15/44 (Call 11/15/43)	260	266,534
Covidien International Finance SA
6.55%, 10/15/37	380	496,063
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)[a]	350	330,423
4.63%, 03/15/44 (Call 09/15/43)[a]	595	620,196
5.55%, 03/15/40	350	419,165
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	348	363,716
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	370	364,575

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Zimmer Holdings Inc.
5.75%, 11/30/39	$370	$428,890

		4,358,344
HEALTH CARE — SERVICES — 1.48%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	250	240,366
4.50%, 05/15/42 (Call 11/15/41)	355	362,553
4.75%, 03/15/44 (Call 09/15/43)[a]	450	478,224
6.63%, 06/15/36	100	129,688
6.75%, 12/15/37	64	83,805
Anthem Inc.
4.65%, 08/15/44 (Call 02/15/44)	250	256,669
4.85%, 08/15/54 (Call 02/15/54)	350	355,242
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	230	262,451
5.88%, 03/15/41 (Call 09/15/40)	453	546,283
Dignity Health
4.50%, 11/01/42	100	94,457
5.27%, 11/01/64	250	261,486
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	470	459,896
4.95%, 10/01/44 (Call 04/01/44)	250	257,251
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	281,000
Quest Diagnostics Inc.
6.95%, 07/01/37	280	348,333
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)[a]	675	676,640
4.38%, 03/15/42 (Call 09/15/41)	250	254,358
4.63%, 11/15/41 (Call 05/15/41)	180	190,219
5.80%, 03/15/36	690	842,668
5.95%, 02/15/41 (Call 08/15/40)	400	504,603
6.88%, 02/15/38	535	726,773
WellPoint Inc.
4.63%, 05/15/42	716	724,935
4.65%, 01/15/43	100	102,136
5.10%, 01/15/44	350	382,984
6.38%, 06/15/37	500	624,120

		9,447,140
HOLDING COMPANIES — DIVERSIFIED — 0.01%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[c]	50	72,186

		72,186
HOME FURNISHINGS — 0.08%
Whirlpool Corp.
3.70%, 05/01/25	350	353,450
5.15%, 03/01/43	150	160,121

		513,571
HOUSEHOLD PRODUCTS & WARES — 0.09%
Kimberly-Clark Corp.
6.63%, 08/01/37	420	578,244

		578,244

Security	Principal (000s)	Value

INSURANCE — 3.51%
ACE INA Holdings Inc.
4.15%, 03/13/43	$485	$490,246
Aflac Inc.
6.45%, 08/15/40	590	760,432
AIG Life Holdings Inc.
8.50%, 07/01/30	250	340,000
AIG Sunamerica Global Financing X
6.90%, 03/15/32[c]	50	67,898
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	250	251,344
Allstate Corp. (The)
4.50%, 06/15/43	600	638,587
5.55%, 05/09/35	393	472,267
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	450	457,711
6.25%, 05/01/36	530	668,089
6.25%, 03/15/87	450	499,500
8.18%, 05/15/68 (Call 05/15/38)[d]	966	1,333,080
Aon Corp.
8.21%, 01/01/27	300	387,000
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	250	250,606
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	445	492,247
Assurant Inc.
6.75%, 02/15/34	250	303,064
AXA SA
8.60%, 12/15/30	280	378,000
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	50	51,120
4.40%, 05/15/42	320	331,169
5.75%, 01/15/40	515	636,767
Berkshire Hathaway Inc.
4.50%, 02/11/43	250	263,811
Chubb Corp. (The)
6.00%, 05/11/37[a]	460	592,627
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	300	366,535
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	250	254,063
Hartford Financial Services Group Inc. (The)
5.95%, 10/15/36	245	295,457
6.10%, 10/01/41	140	174,309
6.63%, 03/30/40	159	207,871
Lincoln National Corp.
6.15%, 04/07/36	225	274,356
7.00%, 06/15/40	350	474,470
Loews Corp.
6.00%, 02/01/35[a]	150	180,395
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	200	239,133
MetLife Inc.
4.13%, 08/13/42	525	515,620
4.72%, 12/15/44	200	214,450
4.88%, 11/13/43	675	737,149
5.70%, 06/15/35	480	584,797
6.40%, 12/15/66 (Call 12/15/31)	890	990,125
6.50%, 12/15/32	251	326,703
Principal Financial Group Inc.
4.35%, 05/15/43	500	502,855
6.05%, 10/15/36	150	186,110

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Progressive Corp. (The)
6.25%, 12/01/32	$350	$449,581
Protective Life Corp.
8.45%, 10/15/39	190	283,971
Prudential Financial Inc.
4.60%, 05/15/44[a]	500	509,351
5.40%, 06/13/35	165	186,316
5.70%, 12/14/36	351	411,396
5.90%, 03/17/36	380	451,498
6.20%, 11/15/40	100	123,486
Series D
6.63%, 12/01/37	635	820,096
Travelers Companies Inc. (The)
5.35%, 11/01/40	760	905,993
6.25%, 06/15/37	643	837,773
6.75%, 06/20/36	50	68,709
Unum Group
5.75%, 08/15/42	100	115,910
Validus Holdings Ltd.
8.88%, 01/26/40	223	316,396
Voya Financial Inc.
5.70%, 07/15/43[a]	240	276,920
WR Berkley Corp.
6.25%, 02/15/37	300	359,689
XLIT Ltd.
6.25%, 05/15/27	75	89,828

		22,396,876
INTERNET — 0.10%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)[c]	200	205,648
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	485	422,278

		627,926
IRON & STEEL — 0.56%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)[a]	200	216,011
6.40%, 12/01/37	150	183,329
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	114,095
Vale Overseas Ltd.
6.88%, 11/21/36	1,030	1,125,245
6.88%, 11/10/39[a]	1,015	1,114,418
8.25%, 01/17/34[a]	187	229,943
Vale SA
5.63%, 09/11/42[a]	610	586,770

		3,569,811
LODGING — 0.04%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	250	248,523

		248,523
MACHINERY — 0.55%
Caterpillar Inc.
3.80%, 08/15/42[a]	645	622,250

Security	Principal (000s)	Value

4.30%, 05/15/44 (Call 11/15/43)	$350	$363,927
4.75%, 05/15/64 (Call 11/15/63)	200	214,659
5.20%, 05/27/41	650	757,336
6.05%, 08/15/36	100	127,594
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	220	252,247
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	875	862,651
5.38%, 10/16/29	75	90,849
8.10%, 05/15/30	50	74,242
Rockwell Automation Inc.
6.70%, 01/15/28	100	131,012

		3,496,767
MANUFACTURING — 1.00%
3M Co.
3.88%, 06/15/44	550	550,970
5.70%, 03/15/37	225	284,737
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	343	412,838
Eaton Corp.
4.00%, 11/02/32	998	1,002,443
General Electric Co.
4.13%, 10/09/42	985	1,006,387
4.50%, 03/11/44	1,020	1,104,708
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	750	729,504
4.88%, 09/15/41 (Call 03/15/41)	150	167,428
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	225	263,297
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	325	325,772
Parker-Hannifin Corp.
4.45%, 11/21/44 (Call 05/21/44)	115	120,135
Series A
6.25%, 05/15/38	100	130,131
Tyco Electronics Group SA
7.13%, 10/01/37	225	306,145

		6,404,495
MEDIA — 5.58%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)[c]	750	794,877
5.40%, 10/01/43	250	289,932
6.15%, 02/15/41	325	406,146
6.20%, 12/15/34	220	275,254
6.40%, 12/15/35	230	294,000
6.55%, 03/15/33	570	734,208
6.65%, 11/15/37	795	1,029,264
7.70%, 10/30/25	500	667,782
7.75%, 12/01/45	200	300,602
7.85%, 03/01/39	175	255,414
8.15%, 10/17/36	75	109,924
8.88%, 04/26/23	50	67,908
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	200	199,548
5.50%, 05/15/33	550	613,675
5.90%, 10/15/40 (Call 04/15/40)	200	231,582
7.88%, 07/30/30	375	517,962

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	$800	$822,906
4.25%, 01/15/33	1,935	2,008,316
4.65%, 07/15/42	700	739,955
4.75%, 03/01/44[a]	250	274,141
6.45%, 03/15/37	480	625,760
6.95%, 08/15/37	1,765	2,424,332
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	1,100	1,130,177
6.35%, 03/15/40	250	297,515
6.38%, 03/01/41	535	636,108
Discovery Communications LLC
4.88%, 04/01/43	370	372,255
6.35%, 06/01/40	600	729,399
Grupo Televisa SAB
5.00%, 05/13/45	500	507,468
6.63%, 03/18/25[a]	100	123,443
6.63%, 01/15/40	255	311,589
Historic TW Inc.
6.63%, 05/15/29	680	857,686
NBCUniversal Media LLC
4.45%, 01/15/43	600	625,114
5.95%, 04/01/41	510	642,316
6.40%, 04/30/40	925	1,203,780
TCI Communications Inc.
7.13%, 02/15/28	100	134,946
7.88%, 02/15/26	370	512,872
Thomson Reuters Corp.
5.50%, 08/15/35	150	167,146
5.65%, 11/23/43 (Call 05/23/43)	250	282,173
5.85%, 04/15/40	100	114,582
Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	621	704,102
5.88%, 11/15/40 (Call 05/15/40)	570	676,906
6.55%, 05/01/37	700	890,238
6.75%, 06/15/39	280	362,336
7.30%, 07/01/38	1,000	1,362,016
Time Warner Entertainment Co. LP
8.38%, 07/15/33	697	1,033,381
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)[a]	1,500	1,515,590
4.90%, 06/15/42	450	467,016
5.38%, 10/15/41	200	218,373
6.10%, 07/15/40	175	209,059
6.25%, 03/29/41	270	328,382
6.50%, 11/15/36	450	562,695
7.63%, 04/15/31	440	604,011
7.70%, 05/01/32	750	1,049,460
Viacom Inc.
4.38%, 03/15/43	500	466,181
4.50%, 02/27/42	200	192,248
5.25%, 04/01/44 (Call 10/01/43)	500	528,046
5.85%, 09/01/43 (Call 03/01/43)	575	649,910
6.88%, 04/30/36	330	420,204
Walt Disney Co. (The)
4.38%, 08/16/41	590	646,073
7.00%, 03/01/32	100	142,356
Series E
4.13%, 12/01/41	220	232,204

		35,592,844

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.05%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	$200	$196,474
Valmont Industries Inc.
5.25%, 10/01/54 (Call 04/01/54)	150	148,381

		344,855
MINING — 1.68%
Barrick Gold Corp.
5.25%, 04/01/42	650	608,408
Barrick North America Finance LLC
5.70%, 05/30/41	357	349,134
5.75%, 05/01/43	50	50,243
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	505	507,255
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42[a]	680	674,480
5.00%, 09/30/43	875	985,814
Freeport-McMoRan Inc.
5.45%, 03/15/43 (Call 09/15/42)	975	972,856
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	350	349,242
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	350	298,881
6.25%, 10/01/39	903	890,046
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	96,442
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	625	665,210
7.13%, 07/15/28	590	771,528
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)[a]	620	566,395
Southern Copper Corp.
5.25%, 11/08/42	525	484,943
6.75%, 04/16/40	185	200,787
7.50%, 07/27/35[a]	640	743,117
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	680	644,622
6.13%, 10/01/35	300	302,088
6.25%, 07/15/41 (Call 01/15/41)	520	509,078
Vale Canada Ltd.
7.20%, 09/15/32	50	55,827

		10,726,396
OFFICE & BUSINESS EQUIPMENT — 0.07%
Xerox Corp.
6.75%, 12/15/39	350	427,446

		427,446
OIL & GAS — 7.72%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100	127,363
8.13%, 09/15/30	175	244,539
Anadarko Finance Co.
7.50%, 05/01/31	200	261,799
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)[a]	500	488,382
6.20%, 03/15/40	980	1,161,104
6.45%, 09/15/36	495	606,502

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	$775	$755,519
5.10%, 09/01/40 (Call 03/01/40)	655	667,610
6.00%, 01/15/37	811	917,002
Burlington Resources Finance Co.
7.20%, 08/15/31	520	720,136
7.40%, 12/01/31	300	426,575
Canadian Natural Resources Ltd.
6.25%, 03/15/38	1,305	1,538,897
6.45%, 06/30/33	200	237,116
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	500	468,543
5.20%, 09/15/43 (Call 03/15/43)	250	258,864
6.75%, 11/15/39	345	424,008
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	1,200	1,290,408
ConocoPhillips
6.50%, 02/01/39	1,230	1,619,658
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	390	396,005
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,117	1,497,077
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	145	136,501
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,075	1,092,254
5.60%, 07/15/41 (Call 01/15/41)	300	337,196
7.95%, 04/15/32	80	109,871
Devon Financing Corp. LLC
7.88%, 09/30/31	472	641,906
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	525	459,603
5.70%, 10/15/39	100	100,458
Ecopetrol SA
7.38%, 09/18/43	1,200	1,419,000
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	775	804,139
6.50%, 08/15/34	170	201,834
6.50%, 02/01/38	170	203,559
7.20%, 11/01/31	175	219,871
Eni USA Inc.
7.30%, 11/15/27	100	130,195
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	650	662,502
Hess Corp.
5.60%, 02/15/41	950	1,045,253
7.13%, 03/15/33	450	576,707
7.30%, 08/15/31	575	726,183
Marathon Oil Corp.
6.60%, 10/01/37	605	739,174
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	100	96,970
5.00%, 09/15/54 (Call 03/15/54)	200	195,096
6.50%, 03/01/41 (Call 09/01/40)	470	560,281
Murphy Oil Corp.
5.13%, 12/01/42 (Call 06/01/42)	250	220,052
7.05%, 05/01/29	100	117,863
Nexen Energy ULC
6.40%, 05/15/37	264	329,884
7.50%, 07/30/39	175	247,892
7.88%, 03/15/32	160	225,716

Security	Principal (000s)	Value

Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	$570	$587,549
6.00%, 03/01/41 (Call 09/01/40)	560	627,863
Noble Holding International Ltd.
5.25%, 03/15/42	400	340,292
6.20%, 08/01/40[a]	30	28,971
Petro-Canada
5.35%, 07/15/33	100	112,328
6.80%, 05/15/38	626	820,736
Petrobras Global Finance BV
7.25%, 03/17/44[a]	100	105,080
Petrobras International Finance Co. SA
6.75%, 01/27/41[a]	1,460	1,444,823
6.88%, 01/20/40	1,180	1,186,931
Petroleos Mexicanos
5.50%, 06/27/44[c]	1,500	1,548,750
5.50%, 06/27/44[a]	1,225	1,266,344
6.38%, 01/23/45	1,250	1,437,500
6.50%, 06/02/41	450	522,563
6.63%, 06/15/35	1,305	1,528,481
6.63%, 06/15/38	250	289,430
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	355	361,163
4.88%, 11/15/44 (Call 05/15/44)	350	357,743
5.88%, 05/01/42	645	737,688
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	375	359,085
Shell International Finance BV
4.55%, 08/12/43	1,075	1,155,194
5.50%, 03/25/40	350	423,284
6.38%, 12/15/38	767	1,017,256
Statoil ASA
3.95%, 05/15/43	500	482,990
4.80%, 11/08/43[a]	825	909,665
5.10%, 08/17/40	380	431,176
6.50%, 12/01/28[c]	100	132,284
6.80%, 01/15/28	75	99,218
7.15%, 01/15/29	100	137,335
Suncor Energy Inc.
5.95%, 12/01/34	150	178,599
6.50%, 06/15/38	567	722,348
6.85%, 06/01/39	595	786,825
Talisman Energy Inc.
6.25%, 02/01/38	675	665,599
7.25%, 10/15/27	200	233,066
Transocean Inc.
6.80%, 03/15/38[a]	641	574,760
7.50%, 04/15/31	400	392,032
Valero Energy Corp.
6.63%, 06/15/37	477	571,262
7.50%, 04/15/32	305	387,232
XTO Energy Inc.
6.75%, 08/01/37	400	573,184

		49,243,696
OIL & GAS SERVICES — 0.69%
Baker Hughes Inc.
5.13%, 09/15/40	460	506,203
6.88%, 01/15/29	600	781,242
Cameron International Corp.
5.13%, 12/15/43 (Call 06/15/43)	100	100,149
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	180	180,973

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

4.75%, 08/01/43 (Call 02/01/43)[a]	$625	$651,320
7.45%, 09/15/39	235	324,045
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	380	355,831
Weatherford International Ltd./Bermuda
5.95%, 04/15/42 (Call 10/17/41)	231	224,457
6.50%, 08/01/36[a]	476	506,704
6.75%, 09/15/40	175	188,119
7.00%, 03/15/38	500	554,514

		4,373,557
PACKAGING & CONTAINERS — 0.06%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	298	348,300

		348,300

PHARMACEUTICALS — 3.64%
Abbott Laboratories
5.30%, 05/27/40	285	338,017
6.00%, 04/01/39	400	507,988
AbbVie Inc.
4.40%, 11/06/42	960	950,091
Actavis Funding SCS
4.85%, 06/15/44 (Call 12/15/43)[a]	450	442,026
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	400	382,492
AstraZeneca PLC
4.00%, 09/18/42	475	462,153
6.45%, 09/15/37	1,187	1,562,605
Bristol-Myers Squibb Co.
5.88%, 11/15/36	870	1,064,150
6.13%, 05/01/38	579	732,485
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	250	251,441
4.60%, 03/15/43	250	252,167
Eli Lilly & Co.
4.65%, 06/15/44 (Call 12/15/43)	450	490,573
5.50%, 03/15/27	520	631,512
5.55%, 03/15/37	275	329,947
6.77%, 01/01/36	300	408,948
Express Scripts Holding Co.
6.13%, 11/15/41	420	524,816
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	475	554,360
6.38%, 05/15/38	1,012	1,326,601
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	1,125	1,255,858
4.50%, 09/01/40	500	551,479
4.95%, 05/15/33	250	295,410
5.95%, 08/15/37	475	628,101
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	570	605,495
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	340	354,226
5.90%, 11/01/39	100	120,589
Merck & Co. Inc.
4.15%, 05/18/43	975	1,005,625
6.50%, 12/01/33	415	564,637
6.55%, 09/15/37	155	214,743

Security	Principal (000s)	Value

Mylan Inc./PA
5.40%, 11/29/43 (Call 05/29/43)	$200	$216,407
Novartis Capital Corp.
3.70%, 09/21/42	300	291,605
4.40%, 05/06/44	600	650,584
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	268,679
Pfizer Inc.
4.30%, 06/15/43	350	357,850
4.40%, 05/15/44	245	254,721
7.20%, 03/15/39	1,179	1,687,721
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	350	422,076
Wyeth LLC
5.95%, 04/01/37	1,430	1,774,758
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	497	488,218

		23,221,154
PIPELINES — 3.54%
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	300	305,657
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	55	68,011
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[c]	25	25,220
DCP Midstream LLC
8.13%, 08/16/30	250	323,535
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	200	208,349
El Paso Pipeline Partners Operating Co. LLC
4.70%, 11/01/42 (Call 05/01/42)[a]	90	79,262
7.50%, 11/15/40	255	304,429
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)[c]	125	120,069
Enbridge Energy Partners LP
Series B
7.50%, 04/15/38	260	333,429
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	194,741
Energy Transfer Partners LP
6.05%, 06/01/41 (Call 12/01/40)	110	117,288
6.50%, 02/01/42 (Call 08/01/41)[a]	1,230	1,388,749
6.63%, 10/15/36	140	157,673
8.25%, 11/15/29 (Call 08/15/29)	50	68,399
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	200	216,121
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	780	786,777
4.45%, 02/15/43 (Call 08/15/42)	975	942,264
4.85%, 08/15/42 (Call 02/15/42)	250	255,519
4.95%, 10/15/54 (Call 04/15/54)	850	870,144
5.10%, 02/15/45 (Call 08/15/44)	300	319,846
5.70%, 02/15/42	620	709,910
5.95%, 02/01/41	175	206,405
6.13%, 10/15/39	60	72,012
7.55%, 04/15/38	100	136,717
Series D
6.88%, 03/01/33	100	128,683
Series H
6.65%, 10/15/34	100	127,349
Kinder Morgan Energy Partners LP

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.00%, 08/15/42 (Call 02/15/42)	$250	$234,505
5.40%, 09/01/44 (Call 03/01/44)	560	553,029
5.50%, 03/01/44 (Call 09/01/43)	1,200	1,200,776
5.80%, 03/15/35	900	950,273
6.38%, 03/01/41	230	251,153
6.95%, 01/15/38	522	600,430
7.40%, 03/15/31	100	120,685
7.75%, 03/15/32[a]	100	124,693
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	65	65,240
Magellan Midstream Partners LP
5.15%, 10/15/43 (Call 04/15/43)	350	369,707
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	830	916,073
6.85%, 10/15/37	250	296,716
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	249,408
5.15%, 06/01/42 (Call 12/01/41)	550	577,689
6.65%, 01/15/37	75	91,274
Spectra Energy Capital LLC
7.50%, 09/15/38	100	125,649
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)	450	524,604
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	550	556,904
6.10%, 02/15/42	350	376,062
Texas Eastern Transmission LP
7.00%, 07/15/32	100	131,424
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	1,075	1,117,898
5.00%, 10/16/43 (Call 04/16/43)	350	366,633
5.60%, 03/31/34	100	114,028
5.85%, 03/15/36	100	115,435
6.20%, 10/15/37	334	405,610
7.25%, 08/15/38	455	590,522
7.63%, 01/15/39	500	684,904
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	285	268,347
5.40%, 08/15/41 (Call 02/15/41)	26	27,966
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	200	211,598
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	50	46,870
7.50%, 01/15/31	25	27,618
8.75%, 03/15/32	318	387,270
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	670	660,293
5.40%, 03/04/44 (Call 09/04/43)	500	512,162
6.30%, 04/15/40	240	271,984

		22,591,990
REAL ESTATE INVESTMENT TRUSTS — 0.63%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	550	557,607
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)[a]	250	330,241
Health Care REIT Inc.
5.13%, 03/15/43 (Call 09/15/42)	340	366,425
6.50%, 03/15/41 (Call 09/15/40)	150	191,831
Realty Income Corp.
5.88%, 03/15/35	250	293,748
Simon Property Group LP

Security	Principal (000s)	Value

4.75%, 03/15/42 (Call 09/15/41)	$350	$379,880
6.75%, 02/01/40 (Call 11/01/39)	450	616,278
Weyerhaeuser Co.
6.95%, 10/01/27	500	610,407
7.38%, 03/15/32	525	694,021

		4,040,438
RETAIL — 3.80%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	500	506,182
5.17%, 08/01/44 (Call 02/01/44)	150	153,419
CVS Health Corp.
6.13%, 09/15/39	925	1,173,331
6.25%, 06/01/27	200	247,822
Darden Restaurants Inc.
7.05%, 10/15/37	230	260,911
Home Depot Inc. (The)
4.40%, 03/15/45 (Call 09/15/44)	955	1,009,943
4.88%, 02/15/44 (Call 08/15/43)	375	426,866
5.88%, 12/16/36	611	772,039
5.95%, 04/01/41 (Call 10/01/40)	900	1,157,775
Kohl’s Corp.
6.00%, 01/15/33	300	332,994
6.88%, 12/15/37	150	185,490
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	639	689,902
5.00%, 09/15/43 (Call 03/15/43)	200	227,234
5.80%, 04/15/40 (Call 10/15/39)	790	978,967
6.88%, 02/15/28	50	64,659
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	676	647,720
4.50%, 12/15/34 (Call 06/15/34)	250	252,753
6.70%, 07/15/34	150	188,505
McDonald’s Corp.
3.70%, 02/15/42	900	832,236
6.30%, 10/15/37	360	460,134
6.30%, 03/01/38	420	545,252
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	631	701,639
6.95%, 03/15/28	100	130,225
QVC Inc.
4.45%, 02/15/25[c]	370	361,214
Target Corp.
4.00%, 07/01/42[a]	1,185	1,172,292
6.50%, 10/15/37	497	658,225
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)[c]	250	257,296
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	1,250	1,257,321
4.30%, 04/22/44 (Call 10/22/43)	900	956,395
4.88%, 07/08/40	150	169,478
5.00%, 10/25/40	100	115,064
5.25%, 09/01/35	1,015	1,195,076
5.63%, 04/15/41	900	1,127,553
6.20%, 04/15/38	1,296	1,703,846
6.50%, 08/15/37	1,434	1,948,437
7.55%, 02/15/30	100	143,656
Walgreen Co.
4.40%, 09/15/42	150	148,924
Walgreens Boots Alliance Inc.
4.80%, 11/18/44 (Call 05/18/44)	500	527,305

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Yum! Brands Inc.
6.88%, 11/15/37	$434	$558,819

		24,246,899
SEMICONDUCTORS — 0.40%
Applied Materials Inc.
5.85%, 06/15/41	130	157,834
Broadcom Corp.
4.50%, 08/01/34 (Call 02/01/34)	270	281,853
Intel Corp.
4.00%, 12/15/32[a]	1,090	1,094,889
4.80%, 10/01/41	525	574,057
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	440	448,123

		2,556,756
SOFTWARE — 0.91%
Microsoft Corp.
3.75%, 05/01/43 (Call 11/01/42)	100	96,686
4.50%, 10/01/40	430	464,781
4.88%, 12/15/43 (Call 06/15/43)	425	488,347
5.20%, 06/01/39	111	130,816
5.30%, 02/08/41	600	726,410
Oracle Corp.
4.30%, 07/08/34 (Call 01/08/34)	1,250	1,303,998
4.50%, 07/08/44 (Call 01/08/44)	350	368,448
5.38%, 07/15/40	640	753,391
6.13%, 07/08/39	1,120	1,439,520

		5,772,397
TELECOMMUNICATIONS — 8.11%
Alltel Corp.
7.88%, 07/01/32	190	274,241
America Movil SAB de CV
4.38%, 07/16/42	350	340,683
6.13%, 03/30/40	750	904,098
6.38%, 03/01/35[a]	675	841,472
AT&T Corp.
8.00%, 11/15/31	450	672,600
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)[a]	154	145,488
4.35%, 06/15/45 (Call 12/15/44)	1,168	1,104,792
4.80%, 06/15/44 (Call 12/15/43)	1,400	1,423,178
5.35%, 09/01/40	1,750	1,898,117
5.55%, 08/15/41	270	300,942
6.15%, 09/15/34	550	662,760
6.30%, 01/15/38	1,726	2,094,782
6.50%, 09/01/37	355	440,527
6.55%, 02/15/39	620	776,884
AT&T Mobility LLC
7.13%, 12/15/31	200	271,721
British Telecommunications PLC
9.63%, 12/15/30	1,000	1,575,629
Cisco Systems Inc.
5.50%, 01/15/40	850	1,006,454
5.90%, 02/15/39	874	1,065,778
Corning Inc.
4.70%, 03/15/37	75	80,221
4.75%, 03/15/42	600	641,597
5.75%, 08/15/40	40	48,861
7.25%, 08/15/36 (Call 08/15/26)	200	257,769
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,174	1,721,563
9.25%, 06/01/32	450	719,339

Security	Principal (000s)	Value

Embarq Corp.
8.00%, 06/01/36	$600	$670,500
GTE Corp.
6.94%, 04/15/28	100	124,361
Harris Corp.
6.15%, 12/15/40	100	118,030
Juniper Networks Inc.
5.95%, 03/15/41	395	396,799
Koninklijke KPN NV
8.38%, 10/01/30	205	285,193
Motorola Solutions Inc.
5.50%, 09/01/44	250	255,717
7.50%, 05/15/25	375	479,003
New Cingular Wireless Services Inc.
8.75%, 03/01/31	605	920,695
Orange SA
5.38%, 01/13/42	250	278,800
5.50%, 02/06/44 (Call 08/06/43)	450	512,175
9.00%, 03/01/31	905	1,364,620
Pacific Bell Telephone Co.
7.13%, 03/15/26	700	904,837
Qwest Corp.
6.88%, 09/15/33 (Call 12/29/14)[a]	705	708,525
7.13%, 11/15/43 (Call 12/29/14)	200	203,250
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	620	649,660
7.50%, 08/15/38	190	259,963
Telefonica Emisiones SAU
7.05%, 06/20/36	825	1,076,674
Telefonica Europe BV
8.25%, 09/15/30	437	603,417
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	350	315,324
4.40%, 11/01/34 (Call 05/01/34)	1,700	1,692,154
4.75%, 11/01/41	590	604,035
4.86%, 08/21/46[c]	500	520,445
5.01%, 08/21/54[c]	1,500	1,565,710
5.05%, 03/15/34 (Call 12/15/33)	1,675	1,797,520
5.85%, 09/15/35[a]	255	297,923
6.00%, 04/01/41	300	357,780
6.40%, 09/15/33	2,750	3,401,731
6.40%, 02/15/38	380	470,344
6.55%, 09/15/43	4,475	5,769,495
6.90%, 04/15/38	780	1,017,145
7.35%, 04/01/39	300	408,299
7.75%, 12/01/30	1,265	1,741,893
7.75%, 06/15/32	100	143,357
Verizon Florida LLC
Series E
6.86%, 02/01/28	100	119,974
Verizon Maryland LLC
Series B
5.13%, 06/15/33	500	521,368
Vodafone Group PLC
4.38%, 02/19/43	230	220,630
6.15%, 02/27/37	1,111	1,317,127
6.25%, 11/30/32	50	60,266
7.88%, 02/15/30	234	320,744

		51,744,979

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

TEXTILES — 0.11%
Cintas Corp. No. 2
6.15%, 08/15/36	$557	$700,067

		700,067
TOYS, GAMES & HOBBIES — 0.12%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	200	205,682
6.35%, 03/15/40	100	120,638
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	400	440,921

		767,241
TRANSPORTATION — 2.22%
Burlington Northern Santa Fe LLC
4.38%, 09/01/42 (Call 03/01/42)	630	633,985
4.40%, 03/15/42 (Call 09/15/41)	296	298,552
4.55%, 09/01/44 (Call 03/01/44)	700	727,150
4.90%, 04/01/44 (Call 10/01/43)	450	491,605
5.15%, 09/01/43 (Call 03/01/43)	575	648,861
5.40%, 06/01/41 (Call 12/01/40)	270	311,810
5.75%, 05/01/40 (Call 11/01/39)	450	541,767
6.15%, 05/01/37	150	188,536
6.20%, 08/15/36	100	125,893
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	445	415,226
4.50%, 11/07/43 (Call 05/07/43)	250	274,043
6.20%, 06/01/36	170	226,414
6.25%, 08/01/34	50	65,990
6.38%, 11/15/37	58	79,587
6.90%, 07/15/28	300	407,183
Canadian Pacific Railway Co.
7.13%, 10/15/31	440	606,525
Con–way Inc.
6.70%, 05/01/34	350	389,231
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	450	435,441
4.40%, 03/01/43 (Call 09/01/42)	126	126,904
4.50%, 08/01/54 (Call 02/01/54)	500	500,440
4.75%, 05/30/42 (Call 11/30/41)	487	514,980
5.50%, 04/15/41 (Call 10/15/40)	70	81,523
6.00%, 10/01/36	240	295,641
6.22%, 04/30/40	105	133,775
FedEx Corp.
3.88%, 08/01/42	200	185,556
4.90%, 01/15/34	625	686,875
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)	470	513,459
4.84%, 10/01/41	428	466,890
5.59%, 05/17/25	100	117,070
5.64%, 05/17/29	100	120,044
6.00%, 05/23/11	425	526,394
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	150	149,517
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	905	922,232

Security	Principal (000s)	Value

4.30%, 06/15/42 (Call 12/15/41)	$250	$257,920
4.82%, 02/01/44 (Call 08/01/43)	370	414,393
6.63%, 02/01/29	207	273,399
United Parcel Service Inc.
4.88%, 11/15/40 (Call 05/15/40)	25	28,365
6.20%, 01/15/38	637	841,907
United Parcel Service of America Inc.
8.38%, 04/01/30[b]	100	149,102

		14,174,185
TRUCKING & LEASING — 0.04%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	250	272,736

		272,736
WATER — 0.19%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	450	453,966
6.59%, 10/15/37	223	295,201
United Utilities PLC
6.88%, 08/15/28	250	298,964
Veolia Environnement SA
6.75%, 06/01/38	150	188,114

		1,236,245

TOTAL CORPORATE BONDS & NOTES
(Cost: $499,110,575)		504,732,989

FOREIGN GOVERNMENT OBLIGATIONS[e] — 8.88%

BRAZIL — 1.45%
Brazilian Government International Bond
4.25%, 01/07/25[a]	900	920,250
5.00%, 01/27/45	950	940,500
5.63%, 01/07/41[a]	700	763,000
7.13%, 01/20/37	1,480	1,894,400
8.25%, 01/20/34[a]	980	1,362,200
8.75%, 02/04/25	675	928,125
10.13%, 05/15/27[a]	786	1,241,880
11.00%, 08/17/40 (Call 08/17/15)	1,145	1,228,012

		9,278,367
CANADA — 0.18%
Province of British Columbia
6.50%, 01/15/26	200	268,124
Province of Quebec Canada
7.50%, 09/15/29	600	875,502

		1,143,626
CHILE — 0.08%
Chile Government International Bond
3.63%, 10/30/42a	575	518,363

		518,363
COLOMBIA — 0.61%
Colombia Government International Bond

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.63%, 02/26/44 (Call 08/26/43)[a]	$1,400	$1,585,500
6.13%, 01/18/41[a]	650	778,375
7.38%, 09/18/37[a]	1,150	1,555,375

		3,919,250
ISRAEL — 0.03%
Israel Government International Bond
4.50%, 01/30/43	200	204,000

		204,000
ITALY — 0.18%
Italy Government International Bond
5.38%, 06/15/33	667	790,239
Region of Lombardy Italy
5.80%, 10/25/32	305	330,748

		1,120,987
MEXICO — 1.49%
Mexico Government International Bond
4.75%, 03/08/44[a]	1,540	1,586,200
5.55%, 01/21/45	450	519,075
5.75%, 10/12/49	1,630	1,749,805
6.05%, 01/11/40[a]	870	1,059,225
6.75%, 09/27/34	1,375	1,787,500
7.50%, 04/08/33	1,002	1,387,770
8.30%, 08/15/31[a]	930	1,385,700

		9,475,275
PANAMA — 0.53%
Panama Government International Bond
6.70%, 01/26/36[a]	730	919,800
7.13%, 01/29/26[a]	700	896,000
9.38%, 04/01/29	1,030	1,546,545

		3,362,345
PERU — 0.71%
Peruvian Government International Bond
5.63%, 11/18/50	625	729,687
6.55%, 03/14/37[a]	970	1,251,300
7.35%, 07/21/25[a]	500	666,250
8.75%, 11/21/33	1,200	1,866,000

		4,513,237
PHILIPPINES — 1.11%
Philippine Government International Bond
5.00%, 01/13/37[a]	1,600	1,862,000
5.50%, 03/30/26	400	474,000
6.38%, 01/15/32[a]	1,400	1,820,000
6.38%, 10/23/34	1,500	2,000,625
9.50%, 02/02/30	200	324,000
10.63%, 03/16/25[a]	370	593,388

		7,074,013
SOUTH AFRICA — 0.26%
South Africa Government International Bond
5.38%, 07/24/44	1,000	1,062,500
6.25%, 03/08/41	500	595,015

		1,657,515

Security	Principal (000s)	Value

SOUTH KOREA — 0.11%
Export-Import Bank of Korea
3.25%, 08/12/26	$450	$454,117
Republic of Korea
4.13%, 06/10/44	200	229,128

		683,245
SUPRANATIONAL — 0.31%
Asian Development Bank
5.82%, 06/16/28	310	398,437
European Investment Bank
4.88%, 02/15/36	480	610,910
Inter-American Development Bank
3.20%, 08/07/42	375	366,982
3.88%, 10/28/41	245	269,130
4.38%, 01/24/44	300	358,582

		2,004,041
TURKEY — 1.52%
Turkey Government International Bond
6.63%, 02/17/45	1,600	1,989,472
6.75%, 05/30/40	500	624,375
6.88%, 03/17/36	450	564,102
7.25%, 03/05/38	800	1,048,752
7.38%, 02/05/25[a]	825	1,039,476
8.00%, 02/14/34[a]	1,200	1,662,576
11.88%, 01/15/30[a]	1,550	2,764,006

		9,692,759
URUGUAY — 0.31%
Uruguay Government International Bond
5.10%, 06/18/50[a]	850	854,250
7.63%, 03/21/36[a]	840	1,146,600

		2,000,850

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $56,084,551)		56,647,873

MUNICIPAL DEBT OBLIGATIONS — 9.09%

CALIFORNIA — 2.92%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	182,574
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	1,125	1,565,640
Series S1
7.04%, 04/01/50	250	363,525
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	125	162,334
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	580	839,243

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	$700	$923,216
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	400	577,556
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	300	432,885
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	700	1,004,479
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	500	626,695
6.76%, 07/01/34	675	931,878
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	600	816,792
San Diego County Water Authority RB BAB
6.14%, 05/01/49	465	619,520
State of California GO BAB
7.30%, 10/01/39	525	762,289
7.35%, 11/01/39	300	437,769
7.50%, 04/01/34	1,000	1,457,440
7.55%, 04/01/39	2,425	3,661,823
7.60%, 11/01/40	1,000	1,536,330
University of California RB Series AN
4.77%, 05/15/44 (Call 05/15/24)	500	526,765
University of California RB BAB
5.77%, 05/15/43	675	842,710
5.95%, 05/15/45	300	377,235

		18,648,698
CONNECTICUT — 0.16%
State of Connecticut GO Series A
5.85%, 03/15/32	200	248,746
State of Connecticut GO BAB
5.09%, 10/01/30	100	113,722
5.63%, 12/01/29	545	651,706

		1,014,174
DISTRICT OF COLUMBIA — 0.03%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	200	223,186

		223,186
GEORGIA — 0.27%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	750	982,312
Project P, Series 2010A
7.06%, 04/01/57	325	389,974
State of Georgia GO BAB Series H
4.50%, 11/01/25	300	332,679

		1,704,965

Security	Principal (000s)	Value

ILLINOIS — 1.08%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	$400	$499,152
Series B
6.90%, 12/01/40	145	180,943
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	220	260,095
City of Chicago IL GO Series C
7.78%, 01/01/35	600	723,336
City of Chicago IL Wastewater Transmission Revenue RB BAB Series B
6.90%, 01/01/40	100	132,178
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	505	652,258
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	330	407,619
State of Illinois GO
5.10%, 06/01/33[a]	3,025	2,979,413
5.65%, 12/01/38	1,000	1,030,330

		6,865,324
KANSAS — 0.05%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	335,322

		335,322
KENTUCKY — 0.03%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	195,737

		195,737
MARYLAND — 0.04%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	259,840

		259,840
MASSACHUSETTS — 0.33%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	290	334,083
Series E
5.46%, 12/01/39	895	1,103,213
Commonwealth of Massachusetts RB BAB Series A
5.73%, 06/01/40	300	385,983
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	200	252,418

		2,075,697
MISSOURI — 0.16%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	250	302,193
University of Missouri RB BAB
5.79%, 11/01/41	525	692,921

		995,114

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

NEW JERSEY — 0.75%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29	$1,150	$1,480,924
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	1,175	1,674,457
Series F
7.41%, 01/01/40	600	889,272
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	500	577,005
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	150	188,199

		4,809,857
NEW YORK — 1.65%
City of New York NY GO BAB
5.85%, 06/01/40	800	1,017,216
6.27%, 12/01/37	475	624,663
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	500	660,630
6.67%, 11/15/39	185	251,689
Series A
5.87%, 11/15/39	100	124,406
Series C-1
6.69%, 11/15/40	600	815,658
Series E
6.81%, 11/15/40	300	412,692
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	250	291,785
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	246,346
5.57%, 11/01/38	500	621,520
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	500	622,340
5.75%, 06/15/41	500	650,570
5.88%, 06/15/44	150	197,990
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	700	866,117
5.50%, 03/15/30	200	239,226
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	1,185	1,199,848
4.93%, 10/01/51 (GOI)	500	558,650
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,050	1,138,924

		10,540,270
OHIO — 0.18%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	120	176,940
8.08%, 02/15/50	200	318,914
Ohio State University (The) RB
Series A
4.80%, 06/01/11	200	212,136

Security	Principal (000s)	Value

Ohio State University (The) RB BAB
4.91%, 06/01/40	$350	$414,365

		1,122,355
OREGON — 0.15%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28	600	705,846
State of Oregon Department of Transportation RB BAB
Series 2010A
5.83%, 11/15/34	175	223,246

		929,092
PENNSYLVANIA — 0.05%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	100	111,905
Pennsylvania Turnpike Commission RB BAB
Series B
5.56%, 12/01/49	185	225,696

		337,601
TEXAS — 0.99%
City of Houston TX Combined Utility System Revenue RB
Series B
3.83%, 05/15/28	250	267,035
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	800	1,049,296
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	750	1,003,177
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	115	151,004
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	100	119,554
North Texas Tollway Authority RB BAB
8.91%, 02/01/30 (Call 02/01/20)	510	620,976
State of Texas GO BAB
5.52%, 04/01/39	550	713,026
Series A
4.63%, 04/01/33	500	568,005
4.68%, 04/01/40	100	114,918
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30	1,175	1,402,821
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	270	311,383

		6,321,195
UTAH — 0.08%
State of Utah GO BAB
Series B
3.54%, 07/01/25	115	122,463
Utah Transit Authority RB BAB
Series B
5.94%, 06/15/39	300	392,127

		514,590

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal or Shares (000s)	Value

VIRGINIA — 0.07%
University of Virginia RB BAB
6.20%, 09/01/39	$300	$416,667

		416,667
WASHINGTON — 0.10%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	187,443
State of Washington GO BAB
5.14%, 08/01/40	400	482,908

		670,351

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $56,794,561)		57,980,035

SHORT-TERM INVESTMENTS — 9.59%

MONEY MARKET FUNDS — 9.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[f,g,h]	46,072	46,071,963
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	4,315	4,315,092
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	10,822	10,821,793

		61,208,848

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,208,848)		61,208,848

TOTAL INVESTMENTS IN SECURITIES —106.66%
(Cost: $673,198,535)		680,569,745
Other Assets, Less Liabilities — (6.66)%		(42,474,676)

NET ASSETS — 100.00%		$638,095,069

BAB  —  Build America Bond

CPO  —  Certificates of Participation (Ordinary)

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

18

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 78.05%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,507,306
Omnicom Group Inc.
5.90%, 04/15/16	5,027	5,357,280

		6,864,586
AEROSPACE & DEFENSE — 0.64%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	12,558	12,841,364
Boeing Co. (The)
3.75%, 11/20/16	2,330	2,460,593
General Dynamics Corp.
1.00%, 11/15/17	2,000	1,980,983
2.25%, 07/15/16[a]	6,250	6,404,617
L-3 Communications Corp.
1.50%, 05/28/17[a]	10,050	9,994,080
Lockheed Martin Corp.
2.13%, 09/15/16	14,455	14,765,011
7.65%, 05/01/16	1,000	1,096,393
United Technologies Corp.
1.80%, 06/01/17[a]	20,192	20,560,140

		70,103,181
AGRICULTURE — 0.59%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	750	777,284
4.10%, 03/15/16	12,983	13,469,172
Bunge N.A. Finance LP
5.90%, 04/01/17	2,680	2,934,477
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	11,000	11,382,212
Philip Morris International Inc.
1.13%, 08/21/17	4,350	4,335,578
1.25%, 11/09/17	5,540	5,532,171
1.63%, 03/20/17	65	65,819
2.50%, 05/16/16	17,748	18,225,538
Reynolds American Inc.
6.75%, 06/15/17	7,100	7,972,262

		64,694,513
AIRLINES — 0.08%
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	8,186	9,086,720

		9,086,720
AUTO MANUFACTURERS — 1.19%
American Honda Finance Corp.
1.13%, 10/07/16	17,361	17,444,184
1.20%, 07/14/17	7,500	7,486,665
PACCAR Financial Corp.
0.75%, 05/16/16[a]	3,900	3,906,599
0.80%, 02/08/16	5,000	5,009,830
1.10%, 06/06/17	14,090	14,079,862

Security	Principal (000s)	Value

1.15%, 08/16/16[a]	$4,250	$4,279,281
1.40%, 11/17/17	3,140	3,153,728
Toyota Motor Credit Corp.
0.80%, 05/17/16[a]	8,275	8,297,443
1.13%, 05/16/17	15,000	15,020,275
1.25%, 10/05/17	13,535	13,542,828
1.75%, 05/22/17	1,600	1,626,145
2.00%, 09/15/16	7,290	7,445,921
2.05%, 01/12/17	19,903	20,373,059
2.80%, 01/11/16[a]	9,308	9,537,205

		131,203,025
AUTO PARTS & EQUIPMENT — 0.11%
Johnson Controls Inc.
1.40%, 11/02/17	8,078	8,029,986
2.60%, 12/01/16	4,000	4,113,290

		12,143,276
BANKS — 30.65%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	10,000	10,034,951
1.65%, 09/29/17	8,500	8,532,974
4.00%, 04/27/16	7,976	8,316,716
American Express Bank FSB
6.00%, 09/13/17	11,737	13,154,421
American Express Centurion Bank
0.88%, 11/13/15	17,060	17,090,915
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	11,500	11,539,258
1.25%, 01/10/17	12,600	12,642,108
1.25%, 06/13/17	1,000	1,001,265
1.88%, 10/06/17[a]	12,500	12,633,894
Bank of America Corp.
1.25%, 01/11/16	12,120	12,169,014
1.35%, 11/21/16	13,940	13,963,471
1.70%, 08/25/17	19,785	19,832,745
3.63%, 03/17/16	23,230	24,014,119
3.88%, 03/22/17	12,404	13,075,782
5.42%, 03/15/17	3,180	3,435,484
5.63%, 10/14/16	12,335	13,313,781
5.70%, 05/02/17	5,000	5,447,237
5.75%, 08/15/16	13,785	14,788,593
6.00%, 09/01/17	17,315	19,297,109
6.05%, 05/16/16	10,277	10,962,336
6.40%, 08/28/17	15,006	16,878,750
6.50%, 08/01/16[a]	41,650	45,271,267
7.80%, 09/15/16	1,000	1,110,130
Series 1
3.75%, 07/12/16	20,985	21,857,088
Bank of America N.A.
1.13%, 11/14/16[a]	31,000	31,006,989
1.25%, 02/14/17[a]	16,500	16,507,398
5.30%, 03/15/17	24,500	26,506,218
6.10%, 06/15/17	5,000	5,535,261
Bank of Montreal
0.80%, 11/06/15	14,570	14,599,257

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

1.30%, 07/15/16	$10,995	$11,082,829
1.30%, 07/14/17 (Call 06/14/17)	10,000	10,010,169
1.40%, 09/11/17[a]	9,700	9,700,181
2.50%, 01/11/17[a]	16,887	17,415,079
Bank of New York Mellon Corp. (The)
0.70%, 03/04/16 (Call 02/03/16)	12,677	12,682,425
1.97%, 06/20/17[b]	3,000	3,048,776
2.30%, 07/28/16	13,500	13,802,851
Bank of Nova Scotia (The)
0.95%, 03/15/16	11,490	11,524,818
1.10%, 12/13/16	10,000	10,025,453
1.25%, 04/11/17	5,000	5,009,375
1.30%, 07/21/17	5,639	5,646,406
1.38%, 07/15/16[a]	8,000	8,077,440
2.55%, 01/12/17	20,900	21,549,545
2.90%, 03/29/16	11,647	11,982,916
Barclays Bank PLC
5.00%, 09/22/16[a]	21,737	23,293,761
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	6,448	6,456,373
2.15%, 03/22/17 (Call 02/22/17)[a]	2,835	2,892,748
3.20%, 03/15/16 (Call 02/16/16)[a]	13,145	13,521,438
3.95%, 04/29/16	3,250	3,388,042
5.20%, 12/23/15	7,000	7,319,926
BNP Paribas SA
1.25%, 12/12/16[a]	17,520	17,550,401
1.38%, 03/17/17[a]	10,000	10,003,525
2.38%, 09/14/17	13,964	14,250,258
3.60%, 02/23/16	23,480	24,248,240
BPCE SA
1.63%, 02/10/17[a]	12,250	12,327,964
1.70%, 04/25/16	2,785	2,809,180
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	10,000	9,940,434
1.05%, 12/01/16 (Call 11/01/16)	9,750	9,754,959
1.35%, 10/01/17 (Call 09/01/17)	20,000	19,983,621
1.45%, 10/03/16 (Call 09/03/16)	6,590	6,637,650
Canadian Imperial Bank of Commerce/Canada
1.35%, 07/18/16[a]	5,000	5,040,934
2.35%, 12/11/15	17,170	17,483,944
Capital One Financial Corp.
3.15%, 07/15/16[a]	15,900	16,419,077
6.75%, 09/15/17	4,967	5,642,987
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	7,500	7,473,905
Citigroup Inc.
1.25%, 01/15/16	15,650	15,720,916
1.30%, 04/01/16	17,540	17,618,009
1.30%, 11/15/16	13,890	13,899,811
1.35%, 03/10/17	5,000	4,996,724
1.55%, 08/14/17	15,000	14,988,387
1.70%, 07/25/16	28,650	28,900,454
1.85%, 11/24/17	5,000	5,027,641
3.95%, 06/15/16	26,563	27,718,989
4.45%, 01/10/17	11,658	12,406,797
4.59%, 12/15/15	11,015	11,444,122
5.30%, 01/07/16[a]	3,380	3,543,796
5.50%, 02/15/17	17,520	19,002,804
6.00%, 08/15/17	17,321	19,316,398
6.13%, 11/21/17	8,440	9,510,320
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	20,000	19,984,598
1.40%, 09/08/17[a]	7,500	7,508,267
1.90%, 09/18/17	19,675	19,928,005

Security	Principal (000s)	Value

Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	$7,550	$7,574,336
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	24,074	25,210,278
Credit Suisse/New York NY
1.38%, 05/26/17[a]	35,605	35,610,099
Deutsche Bank AG/London
1.35%, 05/30/17[a]	11,000	10,962,628
1.40%, 02/13/17	16,905	16,941,786
3.25%, 01/11/16	26,810	27,531,006
6.00%, 09/01/17	33,999	37,939,638
Fifth Third Bancorp
3.63%, 01/25/16	10,440	10,775,248
Fifth Third Bank/Cincinnati OH
0.90%, 02/26/16 (Call 01/26/16)	16,000	16,006,716
1.15%, 11/18/16 (Call 10/18/16)	14,720	14,743,733
1.35%, 06/01/17 (Call 05/01/17)	5,000	5,004,865
First Horizon National Corp.
5.38%, 12/15/15	2,500	2,607,075
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	20,150	20,284,387
3.63%, 02/07/16	83,395	85,949,684
5.35%, 01/15/16	22,665	23,798,032
5.63%, 01/15/17	19,265	20,851,361
5.75%, 10/01/16[a]	8,894	9,628,308
6.25%, 09/01/17	24,945	27,960,155
HSBC USA Inc.
1.30%, 06/23/17	21,000	21,037,384
1.50%, 11/13/17	7,930	7,957,605
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	9,030	9,054,670
1.35%, 08/02/16 (Call 07/02/16)	4,950	4,970,703
1.38%, 04/24/17 (Call 03/24/17)	6,975	6,972,663
Intesa Sanpaolo SpA
2.38%, 01/13/17[a]	23,500	23,740,490
3.13%, 01/15/16	10,600	10,813,144
3.88%, 01/16/18[a]	2,000	2,088,557
JPMorgan Chase & Co.
1.13%, 02/26/16	14,935	15,052,958
1.35%, 02/15/17	43,721	43,787,980
2.00%, 08/15/17	26,662	27,050,097
2.60%, 01/15/16	15,772	16,095,028
3.15%, 07/05/16	58,500	60,481,190
3.45%, 03/01/16	30,244	31,214,308
6.13%, 06/27/17	3,327	3,702,254
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	22,480	25,142,835
KeyBank N.A./Cleveland OH
1.10%, 11/25/16 (Call 10/25/16)	6,375	6,379,407
KfW
0.50%, 04/19/16	61,100	61,217,300
0.50%, 07/15/16	1,000	1,000,882
0.63%, 12/15/16	70,850	70,864,042
0.75%, 03/17/17	37,100	37,157,716
0.88%, 09/05/17[a]	10,455	10,450,341
1.25%, 10/05/16	54,100	54,811,610
1.25%, 02/15/17	53,700	54,395,077
2.00%, 06/01/16	72,800	74,522,615
2.63%, 02/16/16	33,606	34,531,926
4.88%, 01/17/17	30,100	32,784,968
5.13%, 03/14/16	21,600	22,925,851
Korea Development Bank (The)

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

1.00%, 01/22/16	$18,960	$18,967,691
1.50%, 01/22/18	2,000	1,982,256
3.25%, 03/09/16[a]	1,000	1,027,669
3.88%, 05/04/17	10,500	11,080,269
4.00%, 09/09/16	6,014	6,301,377
Landwirtschaftliche Rentenbank
0.88%, 09/12/17[a]	10,000	9,992,780
2.13%, 07/15/16	18,430	18,929,634
2.50%, 02/15/16	10,707	10,990,533
5.00%, 11/08/16[a]	11,750	12,740,772
5.13%, 02/01/17	18,520	20,288,651
Lloyds Bank PLC
4.20%, 03/28/17	485	517,804
4.88%, 01/21/16	10,709	11,201,000
Manufacturers & Traders Trust Co.
1.25%, 01/30/17 (Call 12/30/16)	13,125	13,160,217
1.40%, 07/25/17 (Call 06/25/17)	16,250	16,287,138
Mellon Capital IV Series 1
4.00%, 06/29/49 (Call 12/29/14)[c]	1,950	1,560,000
Morgan Stanley
1.75%, 02/25/16[a]	17,206	17,360,890
3.80%, 04/29/16[a]	23,710	24,599,264
4.75%, 03/22/17	30,465	32,703,168
5.45%, 01/09/17	14,588	15,809,684
5.75%, 10/18/16	20,885	22,620,675
5.95%, 12/28/17	6,000	6,732,119
6.25%, 08/28/17	10,736	12,029,842
Series F
5.55%, 04/27/17	10,200	11,159,812
MUFG Union Bank N.A.
1.50%, 09/26/16 (Call 08/26/16)	11,925	12,041,106
2.13%, 06/16/17	2,000	2,036,122
3.00%, 06/06/16	12,500	12,885,534
National Australia Bank Ltd./New York
0.90%, 01/20/16	3,500	3,512,532
1.30%, 07/25/16[a]	11,000	11,083,933
2.75%, 03/09/17	10,750	11,137,245
National City Bank/Cleveland OH
5.25%, 12/15/16	3,500	3,779,975
Oesterreichische Kontrollbank AG
0.75%, 12/15/16[a]	15,020	15,051,754
2.00%, 06/03/16	31,969	32,716,141
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[d]	8,500	8,510,608
1.13%, 01/27/17 (Call 12/28/16)[a,d]	16,040	16,058,333
1.15%, 11/01/16 (Call 10/02/16)[d]	16,500	16,555,950
1.30%, 10/03/16 (Call 09/03/16)[a,d]	16,000	16,121,480
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[d]	6,021	6,194,425
5.25%, 11/15/15[d]	4,526	4,718,066
Royal Bank of Canada
0.80%, 10/30/15	16,020	16,077,912
0.85%, 03/08/16	21,592	21,629,212
1.20%, 01/23/17	7,000	7,025,287
1.25%, 06/16/17	5,000	5,001,352
1.40%, 10/13/17	8,900	8,897,694
1.45%, 09/09/16	19,520	19,717,484
2.30%, 07/20/16	14,520	14,865,303
2.63%, 12/15/15	6,030	6,158,594
2.88%, 04/19/16	10,920	11,287,323

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
1.88%, 03/31/17[a]	$3,950	$3,971,188
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	13,787	14,380,092
Societe Generale SA
2.75%, 10/12/17	19,000	19,593,349
State Street Corp.
2.88%, 03/07/16	16,459	16,944,845
Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16	8,500	8,505,403
1.30%, 01/10/17	11,957	11,954,703
1.35%, 07/11/17	7,500	7,467,621
1.45%, 07/19/16	6,000	6,038,428
1.80%, 07/18/17[a]	10,000	10,054,058
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	15,000	15,006,505
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	5,500	5,723,900
3.60%, 04/15/16 (Call 03/15/16)	14,390	14,884,243
Svenska Handelsbanken AB
2.88%, 04/04/17[a]	19,000	19,728,445
3.13%, 07/12/16	9,250	9,584,535
Toronto-Dominion Bank (The)
1.13%, 05/02/17	11,000	10,980,596
1.50%, 09/09/16	13,000	13,147,525
2.38%, 10/19/16[a]	25,258	25,945,727
2.50%, 07/14/16	7,915	8,129,322
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	7,000	7,081,832
Series F
2.20%, 11/15/16 (Call 10/14/16)	15,719	16,090,145
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	29,000	29,012,403
1.38%, 09/11/17 (Call 08/11/17)	15,000	15,022,089
UBS AG/Stamford CT
1.38%, 08/14/17	10,000	9,975,095
5.88%, 12/20/17[a]	2,000	2,248,689
Series 10
5.88%, 07/15/16	25,202	27,032,402
Wachovia Corp.
5.63%, 10/15/16	17,469	18,901,283
5.75%, 06/15/17	14,595	16,219,883
Wells Fargo & Co.
1.15%, 06/02/17	8,197	8,185,093
1.25%, 07/20/16	27,930	28,055,088
1.40%, 09/08/17	10,150	10,169,448
2.10%, 05/08/17	23,000	23,507,096
2.63%, 12/15/16[a]	18,977	19,612,143
3.68%, 06/15/16[b]	32,660	34,051,107
5.13%, 09/15/16	1,590	1,701,760
Wells Fargo Bank N.A.
5.60%, 03/15/16	8,500	9,020,508
6.00%, 11/15/17	1,000	1,126,542
Westpac Banking Corp.
0.95%, 01/12/16[a]	14,392	14,453,706
1.05%, 11/25/16[a]	12,000	11,992,191
1.20%, 05/19/17	8,000	7,994,352
1.50%, 12/01/17	10,000	10,035,413
2.00%, 08/14/17	11,500	11,682,563
3.00%, 12/09/15	7,760	7,952,463

		3,377,885,524

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

BEVERAGES — 1.74%
Anheuser-Busch Companies LLC
5.05%, 10/15/16	$5,000	$5,363,644
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16[a]	14,922	14,953,103
1.13%, 01/27/17[a]	26,050	26,075,328
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	10,500	10,525,844
2.88%, 02/15/16[a]	2,000	2,054,973
Beam Suntory Inc.
1.88%, 05/15/17	6,000	6,071,582
5.38%, 01/15/16	3,261	3,417,399
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,958,453
2.50%, 01/15/16	150	153,160
Coca-Cola Co. (The)
0.75%, 11/01/16[a]	21,150	21,184,873
1.50%, 11/15/15	4,250	4,292,776
1.80%, 09/01/16	9,702	9,881,597
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	6,000	6,092,237
Diageo Capital PLC
0.63%, 04/29/16	19,150	19,104,864
1.50%, 05/11/17	4,594	4,622,761
5.50%, 09/30/16	5,000	5,405,784
5.75%, 10/23/17	8,297	9,302,281
Molson Coors Brewing Co.
2.00%, 05/01/17	4,985	5,054,722
PepsiCo Inc.
0.95%, 02/22/17	8,000	7,979,081
1.25%, 08/13/17[a]	14,564	14,529,631
2.50%, 05/10/16	12,143	12,450,076

		191,474,169
BIOTECHNOLOGY — 0.62%
Amgen Inc.
1.25%, 05/22/17	23,890	23,774,749
2.13%, 05/15/17	9,491	9,645,177
2.30%, 06/15/16	8,000	8,156,776
2.50%, 11/15/16	12,124	12,441,178
Celgene Corp.
1.90%, 08/15/17[a]	7,105	7,174,522
Gilead Sciences Inc.
3.05%, 12/01/16	7,000	7,281,572

		68,473,974
BUILDING MATERIALS — 0.01%
CRH America Inc.
4.13%, 01/15/16	1,000	1,032,915

		1,032,915
CHEMICALS — 1.00%
Air Products & Chemicals Inc.
1.20%, 10/15/17	5,000	4,981,850
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	5,952,545
Dow Chemical Co. (The)
2.50%, 02/15/16[a]	12,300	12,555,796

Security	Principal (000s)	Value

E.I. du Pont de Nemours & Co.
1.95%, 01/15/16[a]	$7,000	$7,110,007
2.75%, 04/01/16	100	102,697
5.25%, 12/15/16[a]	4,000	4,349,608
Eastman Chemical Co.
2.40%, 06/01/17	13,450	13,703,001
3.00%, 12/15/15	1,402	1,433,649
Ecolab Inc.
1.45%, 12/08/17	5,924	5,901,531
3.00%, 12/08/16	13,544	14,039,083
Monsanto Co.
1.15%, 06/30/17[a]	10,000	9,979,946
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	5,000	5,251,367
PPG Industries Inc.
1.90%, 01/15/16	5,000	5,060,562
Praxair Inc.
0.75%, 02/21/16	14,020	14,043,293
5.38%, 11/01/16	4,913	5,341,291

		109,806,226
COMMERCIAL SERVICES — 0.26%
Board of Trustees of The Leland Stanford Junior University (The)
4.25%, 05/01/16	4,000	4,204,860
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	3,560	3,574,153
Western Union Co. (The)
2.38%, 12/10/15	1,020	1,033,603
2.88%, 12/10/17	6,000	6,185,630
5.93%, 10/01/16	12,410	13,397,090

		28,395,336
COMPUTERS — 1.82%
Apple Inc.
0.45%, 05/03/16[a]	22,650	22,626,519
1.05%, 05/05/17[a]	15,520	15,557,474
Hewlett-Packard Co.
2.20%, 12/01/15	6,000	6,085,715
2.60%, 09/15/17[a]	16,600	16,978,056
2.65%, 06/01/16	24,050	24,569,319
3.00%, 09/15/16	6,032	6,214,490
3.30%, 12/09/16	13,678	14,199,023
International Business Machines Corp.
0.45%, 05/06/16[a]	13,570	13,544,276
1.25%, 02/06/17	15,777	15,862,118
1.95%, 07/22/16[a]	18,770	19,166,749
2.00%, 01/05/16	5,000	5,084,881
5.70%, 09/14/17	36,605	41,019,629
Seagate Technology HDD Holdings
6.80%, 10/01/16	100	110,000

		201,018,249
COSMETICS & PERSONAL CARE — 0.42%
Colgate-Palmolive Co.
0.90%, 05/01/18	5,000	4,925,897
1.30%, 01/15/17	2,647	2,667,577
5.20%, 11/07/16	1,630	1,748,914
Procter & Gamble Co. (The)
0.75%, 11/04/16	15,520	15,516,069

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

1.45%, 08/15/16	$5,750	$5,829,527
1.80%, 11/15/15	14,920	15,121,416

		45,809,400
DISTRIBUTION & WHOLESALE —0.05%
Arrow Electronics Inc.
3.00%, 03/01/18	5,000	5,155,650

		5,155,650
DIVERSIFIED FINANCIAL SERVICES — 6.27%
Air Lease Corp.
4.50%, 01/15/16	5,000	5,154,134
5.63%, 04/01/17[a]	14,000	15,074,663
American Express Co.
5.50%, 09/12/16	11,500	12,386,751
6.15%, 08/28/17	18,765	21,083,969
6.80%, 09/01/66 (Call 09/01/16)[c]	3,948	4,184,880
American Express Credit Corp.
1.13%, 06/05/17	30,000	29,886,106
1.30%, 07/29/16	12,780	12,861,261
1.55%, 09/22/17	18,690	18,751,868
2.38%, 03/24/17	9,250	9,490,999
2.80%, 09/19/16	19,204	19,859,757
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17[a]	2,973	3,227,153
6.40%, 10/02/17	44,720	50,568,688
Capital One Bank USA N.A.
1.15%, 11/21/16 (Call 10/21/16)	13,060	13,068,970
1.20%, 02/13/17 (Call 01/13/17)	11,000	10,964,514
Charles Schwab Corp. (The)
0.85%, 12/04/15	3,500	3,508,317
Countrywide Financial Corp.
6.25%, 05/15/16	11,650	12,450,120
Credit Suisse USA Inc.
5.38%, 03/02/16[a]	13,425	14,177,917
Ford Motor Credit Co. LLC
1.50%, 01/17/17	17,000	16,993,136
1.68%, 09/08/17	15,000	14,949,394
1.70%, 05/09/16	12,000	12,088,183
2.50%, 01/15/16[a]	2,250	2,288,490
3.00%, 06/12/17	4,904	5,057,650
3.98%, 06/15/16	10,535	10,972,073
4.21%, 04/15/16	8,700	9,059,354
4.25%, 02/03/17	17,258	18,234,369
6.63%, 08/15/17	9,008	10,130,275
8.00%, 12/15/16	13,723	15,488,651
General Electric Capital Corp.
1.00%, 12/11/15[a]	19,847	19,949,978
1.00%, 01/08/16	21,880	21,984,888
1.25%, 05/15/17 (Call 04/13/17)[a]	7,000	7,039,346
1.50%, 07/12/16[a]	2,500	2,532,712
2.25%, 11/09/15	9,074	9,217,108
2.30%, 04/27/17[a]	13,240	13,638,737
2.90%, 01/09/17	25,350	26,378,417
2.95%, 05/09/16[a]	11,627	11,998,604
3.35%, 10/17/16[a]	20,753	21,727,977
5.00%, 01/08/16	11,056	11,588,163
5.38%, 10/20/16[a]	2,885	3,130,808
5.40%, 02/15/17[a]	24,780	27,135,552
5.63%, 09/15/17	31,472	35,179,228
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[c]	3,200	3,264,000

Security	Principal (000s)	Value

HSBC Finance Corp.
5.50%, 01/19/16	$20,643	$21,719,951
International Lease Finance Corp.
7.13%, 09/01/18[a,e]	3,500	3,976,700
Jefferies Group LLC
3.88%, 11/09/15	1,138	1,168,891
5.50%, 03/15/16	2,082	2,197,135
Murray Street Investment Trust I
4.65%, 03/09/17[b]	7,729	8,265,316
National Rural Utilities Cooperative Finance Corp.
1.10%, 01/27/17	23,150	23,037,578
Nomura Holdings Inc.
2.00%, 09/13/16	13,450	13,593,139
4.13%, 01/19/16	12,106	12,508,388
NYSE Euronext
2.00%, 10/05/17	5,586	5,674,541
ORIX Corp.
5.00%, 01/12/16	8,039	8,372,861
Vesey Street Investment Trust I
4.40%, 09/01/16[b]	3,500	3,688,358

		690,930,018
ELECTRIC — 2.92%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	12,145	12,116,650
Arizona Public Service Co.
6.25%, 08/01/16	5,000	5,433,305
Baltimore Gas & Electric Co.
5.90%, 10/01/16	1,000	1,085,656
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	2,000	1,983,213
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	6,650	7,769,019
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)[a]	308	312,499
5.80%, 03/15/18	110	124,042
6.15%, 09/15/17	2,260	2,542,019
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16[a]	1,000	1,079,324
5.85%, 04/01/18[a]	5,000	5,665,148
Series 06-D
5.30%, 12/01/16	3,000	3,247,749
Consumers Energy Co.
5.15%, 02/15/17	2,000	2,163,238
5.65%, 09/15/18	7,000	7,939,868
Dayton Power & Light Co. (The)
1.88%, 09/15/16	4,300	4,348,647
Dominion Gas Holdings LLC
1.05%, 11/01/16	15,520	15,463,338
Dominion Resources Inc./VA
1.25%, 03/15/17[a]	11,300	11,251,996
1.95%, 08/15/16	3,560	3,606,535
Series 07-A
6.00%, 11/30/17	9,480	10,628,100
Series A
5.60%, 11/15/16	1,900	2,057,498
Duke Energy Carolinas LLC
1.75%, 12/15/16[a]	3,778	3,824,062
5.10%, 04/15/18	2,000	2,214,605

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Duke Energy Corp.
1.63%, 08/15/17	$19,220	$19,258,363
2.10%, 06/15/18 (Call 05/15/18)	1,100	1,108,975
Duke Energy Florida Inc.
0.65%, 11/15/15	13,315	13,338,679
5.10%, 12/01/15	1,000	1,044,662
Edison International
3.75%, 09/15/17	5,210	5,512,913
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	10,050	10,587,548
Georgia Power Co.
3.00%, 04/15/16	2,000	2,055,384
Series 12D
0.63%, 11/15/15[a]	8,000	8,004,700
Series B
5.70%, 06/01/17	7,825	8,673,490
Hydro-Quebec
2.00%, 06/30/16	23,150	23,679,267
Jersey Central Power & Light Co.
5.63%, 05/01/16	6,000	6,348,762
5.65%, 06/01/17	555	605,878
Kentucky Utilities Co.
1.63%, 11/01/15	2,000	2,017,546
Louisville Gas & Electric Co.
1.63%, 11/15/15	11,290	11,404,068
NextEra Energy Capital Holdings Inc.
7.88%, 12/15/15	1,000	1,072,902
Nisource Finance Corp.
6.40%, 03/15/18	5,000	5,721,600
Ohio Power Co.
6.00%, 06/01/16	4,000	4,294,330
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	1,000	1,095,771
6.80%, 09/01/18	4,600	5,361,923
PECO Energy Co.
1.20%, 10/15/16	5,000	5,012,629
Progress Energy Inc.
5.63%, 01/15/16	2,000	2,105,182
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	6,540	6,574,907
2.75%, 09/15/16[a]	1,000	1,029,802
5.32%, 09/15/16	1,000	1,072,437
San Diego Gas & Electric Co. Series CCC
5.30%, 11/15/15	1,950	2,036,935
Sierra Pacific Power Co. Series M
6.00%, 05/15/16	8,000	8,578,556
Southern California Edison Co.
5.00%, 01/15/16[a]	4,000	4,195,914
Series 14-B
1.13%, 05/01/17	6,050	6,027,869
Southern Co. (The)
1.30%, 08/15/17	4,090	4,076,016
1.95%, 09/01/16	5,365	5,451,925
2.45%, 09/01/18	2,240	2,283,932
Southwestern Electric Power Co. Series E
5.55%, 01/15/17	4,500	4,881,262

Security	Principal (000s)	Value

TECO Finance Inc.
4.00%, 03/15/16	$1,000	$1,039,451
TransAlta Corp.
1.90%, 06/03/17	4,300	4,276,085
Virginia Electric and Power Co.
5.95%, 09/15/17	11,500	12,892,658
Wisconsin Electric Power Co.
6.25%, 12/01/15	1,000	1,055,591
Xcel Energy Inc.
0.75%, 05/09/16	13,000	12,964,170
5.61%, 04/01/17	100	109,445

		321,708,038
ELECTRONICS — 0.49%
Amphenol Corp.
1.55%, 09/15/17	3,140	3,143,471
Honeywell International Inc.
5.30%, 03/15/17	2,000	2,191,271
5.40%, 03/15/16	2,535	2,690,520
Jabil Circuit Inc.
7.75%, 07/15/16	178	195,931
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	6,583	6,571,891
2.25%, 08/15/16	25,225	25,695,024
3.20%, 03/01/16	13,152	13,538,168

		54,026,276
FOOD — 1.24%
Campbell Soup Co.
3.05%, 07/15/17	8,000	8,311,489
ConAgra Foods Inc.
1.30%, 01/25/16	7,865	7,890,694
5.82%, 06/15/17	9,611	10,595,834
Delhaize Group SA
6.50%, 06/15/17	2,232	2,486,519
General Mills Inc.
0.88%, 01/29/16	5,206	5,213,906
1.40%, 10/20/17	7,500	7,498,046
5.70%, 02/15/17	12,845	14,105,353
Hershey Co. (The)
1.50%, 11/01/16	2,000	2,018,428
Kellogg Co.
1.75%, 05/17/17	8,000	8,081,249
1.88%, 11/17/16	3,763	3,822,124
4.45%, 05/30/16	8,338	8,766,568
Kraft Foods Group Inc.
2.25%, 06/05/17	10,500	10,717,082
6.13%, 08/23/18	1,825	2,093,693
Kroger Co. (The)
1.20%, 10/17/16	12,095	12,107,683
2.20%, 01/15/17[a]	5,000	5,096,069
6.40%, 08/15/17	3,000	3,372,981
Mondelez International Inc.
6.50%, 08/11/17	200	226,140
Sysco Corp.
1.45%, 10/02/17	5,000	5,023,701
5.25%, 02/12/18	3,000	3,334,412
Tyson Foods Inc.
6.60%, 04/01/16	50	53,655
Unilever Capital Corp.
0.85%, 08/02/17	15,518	15,384,141

		136,199,767

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.04%
Domtar Corp.
10.75%, 06/01/17	$4,000	$4,800,000

		4,800,000
GAS — 0.19%
CenterPoint Energy Inc.
5.95%, 02/01/17	5,000	5,482,709
National Grid PLC
6.30%, 08/01/16	3,275	3,560,372
Sempra Energy
6.50%, 06/01/16	10,645	11,484,007

		20,527,088
HEALTH CARE — PRODUCTS — 0.66%
Baxter International Inc.
0.95%, 06/01/16	15,695	15,726,938
1.85%, 06/15/18	2,780	2,781,394
5.90%, 09/01/16	1,500	1,628,720
Becton, Dickinson and Co.
1.75%, 11/08/16	5,000	5,041,597
Boston Scientific Corp.
6.25%, 11/15/15	520	546,083
6.40%, 06/15/16	1,000	1,078,035
CareFusion Corp.
1.45%, 05/15/17	5,605	5,580,919
Covidien International Finance SA
6.00%, 10/15/17	3,750	4,224,945
CR Bard Inc.
1.38%, 01/15/18	5,000	4,957,511
Medtronic Inc.
0.88%, 02/27/17	11,000	10,943,180
2.63%, 03/15/16	2,700	2,764,333
Stryker Corp.
2.00%, 09/30/16	16,959	17,270,973

		72,544,628
HEALTH CARE — SERVICES — 0.66%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,000	1,995,445
Anthem Inc.
1.88%, 01/15/18	15,000	15,058,796
Cigna Corp.
2.75%, 11/15/16	16,060	16,567,048
Coventry Health Care Inc.
5.95%, 03/15/17	3,000	3,307,848
Laboratory Corp. of America Holdings
3.13%, 05/15/16	2,505	2,569,844
Quest Diagnostics Inc.
5.45%, 11/01/15	4,000	4,161,483
6.40%, 07/01/17	6,325	7,085,228
UnitedHealth Group Inc.
1.88%, 11/15/16	3,000	3,059,316
6.00%, 06/15/17	2,315	2,591,472
6.00%, 02/15/18	4,125	4,696,042
Ventas Realty LP
1.25%, 04/17/17	4,000	3,987,946
1.55%, 09/26/16	8,070	8,133,271

		73,213,739

Security	Principal (000s)	Value

HOME FURNISHINGS — 0.13%
Whirlpool Corp.
1.35%, 03/01/17	$4,825	$4,821,873
1.65%, 11/01/17	5,805	5,810,069
6.50%, 06/15/16	3,000	3,243,467

		13,875,409
HOUSEHOLD PRODUCTS & WARES — 0.14%
Clorox Co. (The)
5.95%, 10/15/17	8,065	9,063,015
Kimberly-Clark Corp.
1.90%, 05/22/19	5,940	5,958,994
6.13%, 08/01/17	665	749,580

		15,771,589
INSURANCE — 1.37%
Aegon NV
4.63%, 12/01/15	665	690,535
Aflac Inc.
2.65%, 02/15/17	12,000	12,377,741
American International Group Inc.
5.45%, 05/18/17	6,673	7,316,873
5.60%, 10/18/16	5,389	5,827,140
Aon Corp.
3.13%, 05/27/16	4,168	4,292,723
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	12,390	12,450,135
1.60%, 05/15/17	17,520	17,719,220
Berkshire Hathaway Inc.
0.80%, 02/11/16[a]	9,275	9,295,571
1.90%, 01/31/17[a]	12,255	12,495,994
2.20%, 08/15/16	11,430	11,727,358
CNA Financial Corp.
6.50%, 08/15/16	10,000	10,880,610
Hartford Financial Services Group Inc. (The)
4.00%, 10/15/17	6,083	6,503,707
5.38%, 03/15/17	1,120	1,217,820
5.50%, 10/15/16	2,000	2,159,365
Lincoln National Corp.
7.00%, 05/17/66 (Call 05/17/16)[a,c]	5,000	5,100,000
8.75%, 07/01/19	2,500	3,165,734
Marsh & McLennan Companies Inc.
2.30%, 04/01/17 (Call 03/01/17)	1,000	1,018,097
MetLife Inc.
6.75%, 06/01/16	6,783	7,371,480
Prudential Financial Inc.
3.00%, 05/12/16	9,000	9,266,739
Torchmark Corp.
6.38%, 06/15/16	500	538,827
Transatlantic Holdings Inc.
5.75%, 12/14/15	100	104,976
Travelers Companies Inc. (The)
5.50%, 12/01/15	2,060	2,161,269
Unum Group
7.13%, 09/30/16	600	664,009

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

XL Group PLC
6.50%, 12/31/49 (Call 04/15/17)[c]	$7,500	$7,181,250

		151,527,173
INTERNET — 0.36%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[e]	7,200	7,218,013
Amazon.com Inc.
1.20%, 11/29/17	3,320	3,291,028
eBay Inc.
1.35%, 07/15/17	10,000	9,933,684
Google Inc.
2.13%, 05/19/16[a]	16,245	16,619,853
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[a]	3,090	3,131,971

		40,194,549
IRON & STEEL — 0.31%
Vale Overseas Ltd.
6.25%, 01/11/16[a]	22,000	23,113,379
6.25%, 01/23/17	10,000	10,843,655

		33,957,034
LEISURE TIME — 0.06%
Carnival Corp.
1.20%, 02/05/16	7,000	7,011,151
		7,011,151
LODGING — 0.15%
Marriott International Inc./DE
6.20%, 06/15/16	9,500	10,236,758
6.38%, 06/15/17	2,850	3,175,979
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	3,485	3,575,075

		16,987,812
MACHINERY — 1.26%
Caterpillar Financial Services Corp.
0.70%, 02/26/16	8,750	8,764,709
1.00%, 11/25/16	2,000	2,002,225
1.00%, 03/03/17[a]	12,160	12,138,584
1.25%, 08/18/17	12,000	11,984,282
1.35%, 09/06/16	22,652	22,852,483
1.63%, 06/01/17[a]	5,565	5,625,955
2.05%, 08/01/16	5,965	6,086,852
Series G
2.45%, 09/06/18	5,000	5,113,066
John Deere Capital Corp.
0.75%, 01/22/16	8,000	8,019,704
1.05%, 10/11/16	16,620	16,692,504
1.05%, 12/15/16	13,000	13,035,824
1.13%, 06/12/17	10,000	9,964,217
1.85%, 09/15/16	10,000	10,192,682
2.25%, 06/07/16	2,000	2,046,893
Xylem Inc./NY
3.55%, 09/20/16	4,000	4,166,128

		138,686,108

Security	Principal (000s)	Value

MANUFACTURING — 0.75%
3M Co.
1.38%, 09/29/16	$21,033	$21,296,784
Danaher Corp.
2.30%, 06/23/16	1,707	1,744,944
Eaton Corp.
0.95%, 11/02/15	16,250	16,292,627
1.50%, 11/02/17	29,175	29,159,038
General Electric Co.
5.25%, 12/06/17	2,000	2,223,383
Illinois Tool Works Inc.
0.90%, 02/25/17	5,950	5,939,615
Pentair Finance SA
1.35%, 12/01/15	5,550	5,568,550
Textron Inc.
4.63%, 09/21/16	126	133,303

		82,358,244
MEDIA — 2.17%
21st Century Fox America Inc.
8.00%, 10/17/16	3,220	3,627,658
Comcast Corp.
4.95%, 06/15/16[a]	5,000	5,311,687
5.90%, 03/15/16	9,270	9,885,664
6.30%, 11/15/17	6,275	7,134,889
6.50%, 01/15/17	14,986	16,665,542
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	15,108	15,440,437
3.13%, 02/15/16	12,720	13,053,331
3.50%, 03/01/16	14,829	15,300,773
NBCUniversal Media LLC
2.88%, 04/01/16	21,933	22,569,847
Scripps Networks Interactive Inc.
2.70%, 12/15/16	5,778	5,956,383
Thomson Reuters Corp.
0.88%, 05/23/16	5,555	5,551,074
1.30%, 02/23/17	7,404	7,399,247
1.65%, 09/29/17	3,500	3,506,809
Time Warner Cable Inc.
5.85%, 05/01/17	17,547	19,312,439
Time Warner Inc.
5.88%, 11/15/16	8,532	9,294,822
Viacom Inc.
2.50%, 12/15/16	3,434	3,526,220
3.50%, 04/01/17	15,520	16,240,178
6.13%, 10/05/17	500	562,669
6.25%, 04/30/16	8,128	8,735,903
Walt Disney Co. (The)
0.45%, 12/01/15	10,000	10,003,666
0.88%, 05/30/17[a]	7,000	6,968,323
1.13%, 02/15/17	15,211	15,269,213
1.35%, 08/16/16	10,186	10,297,647
5.63%, 09/15/16	7,000	7,607,365

		239,221,786

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
0.70%, 12/20/15	$10,890	$10,911,323

		10,911,323
MINING — 0.79%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	17,604	17,834,648
1.88%, 11/21/16	5,447	5,549,158
5.25%, 12/15/15	3,000	3,147,041
5.40%, 03/29/17	5,000	5,490,377
7.25%, 03/01/16	502	543,416
Freeport-McMoRan Inc.
2.15%, 03/01/17	3,166	3,191,750
2.30%, 11/14/17	3,230	3,247,546
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	200	204,045
2.50%, 05/20/16	2,750	2,810,292
Rio Tinto Finance USA PLC
1.38%, 06/17/16[a]	24,755	24,899,456
1.63%, 08/21/17 (Call 07/21/17)	16,058	16,110,064
Teck Resources Ltd.
3.15%, 01/15/17	3,000	3,083,344
3.85%, 08/15/17	1,000	1,045,525

		87,156,662
OFFICE & BUSINESS EQUIPMENT — 0.17%
Pitney Bowes Inc.
4.75%, 01/15/16[a]	4,500	4,661,398
Xerox Corp.
2.95%, 03/15/17	10,300	10,637,242
6.40%, 03/15/16	1,560	1,668,351
7.20%, 04/01/16	2,000	2,163,420

		19,130,411
OIL & GAS — 5.18%
Anadarko Petroleum Corp.
5.95%, 09/15/16[a]	19,011	20,564,033
6.38%, 09/15/17	21,785	24,490,303
Apache Corp.
1.75%, 04/15/17	1,490	1,500,061
5.63%, 01/15/17	9,500	10,346,867
BP Capital Markets PLC
1.38%, 11/06/17	10,150	10,105,311
1.85%, 05/05/17[a]	14,841	15,048,569
2.25%, 11/01/16[a]	16,073	16,442,540
3.20%, 03/11/16	13,204	13,607,114
British Transco Finance Inc.
6.63%, 06/01/18	3,500	4,082,635
Canadian Natural Resources Ltd.
1.75%, 01/15/18	4,690	4,612,023
5.70%, 05/15/17	10,226	11,229,171
6.00%, 08/15/16	3,250	3,511,750
Chevron Corp.
0.89%, 06/24/16	12,250	12,296,762
1.35%, 11/15/17	2,000	2,009,027
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	4,750	4,746,007
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	20,000	19,967,412
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16[a]	14,475	15,735,189

Security	Principal (000s)	Value

ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	$5,000	$4,937,937
Ensco PLC
3.25%, 03/15/16	14,023	14,396,114
EOG Resources Inc.
5.88%, 09/15/17	2,470	2,761,918
Exxon Mobil Corp.
0.92%, 03/15/17	21,150	21,122,197
Hess Corp.
1.30%, 06/15/17	11,445	11,351,676
Husky Energy Inc.
6.20%, 09/15/17	1,000	1,112,500
Marathon Petroleum Corp.
3.50%, 03/01/16	5,541	5,711,663
Nabors Industries Inc.
2.35%, 09/15/16	6,800	6,875,881
Noble Holding International Ltd.
3.05%, 03/01/16	9,750	9,971,389
Occidental Petroleum Corp.
1.75%, 02/15/17	12,695	12,838,375
4.13%, 06/01/16	7,000	7,337,401
Petrobras Global Finance BV
2.00%, 05/20/16[a]	29,770	29,171,843
3.25%, 03/17/17[a]	27,959	27,605,534
Petrobras International Finance Co. SA
3.88%, 01/27/16[a]	28,800	28,980,965
6.13%, 10/06/16	5,230	5,481,532
Phillips 66
2.95%, 05/01/17	20,438	21,173,649
Pioneer Natural Resources Co.
6.65%, 03/15/17[a]	950	1,048,335
Rowan Companies Inc.
5.00%, 09/01/17	1,606	1,708,514
Shell International Finance BV
0.63%, 12/04/15	9,820	9,833,987
0.90%, 11/15/16[a]	20,150	20,183,835
1.13%, 08/21/17	3,445	3,438,169
5.20%, 03/22/17	4,632	5,067,056
Statoil ASA
1.25%, 11/09/17	5,000	5,008,761
1.80%, 11/23/16	10,100	10,287,131
3.13%, 08/17/17	16,566	17,409,827
Total Capital International SA
0.75%, 01/25/16	4,035	4,042,697
1.00%, 08/12/16[a]	14,558	14,606,157
1.00%, 01/10/17	6,000	5,998,851
1.50%, 02/17/17[a]	12,436	12,558,183
1.55%, 06/28/17[a]	9,309	9,389,192
Total Capital SA
2.30%, 03/15/16	10,003	10,219,240
Transocean Inc.
2.50%, 10/15/17	3,851	3,728,219
4.95%, 11/15/15	6,554	6,722,602
5.05%, 12/15/16	16,781	17,300,590
Valero Energy Corp.
6.13%, 06/15/17	10,215	11,312,160

		570,988,854

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.30%
Cameron International Corp.
1.15%, 12/15/16	$2,441	$2,423,260
1.40%, 06/15/17	8,000	7,925,023
Halliburton Co.
1.00%, 08/01/16	10,000	10,010,990
Weatherford International LLC
6.35%, 06/15/17	11,465	12,615,839

		32,975,112
PHARMACEUTICALS — 3.72%
AbbVie Inc.
1.20%, 11/06/15	39,092	39,355,452
1.75%, 11/06/17	33,535	33,727,165
Actavis Funding SCS
1.30%, 06/15/17	10,200	10,054,201
Actavis Inc.
1.88%, 10/01/17	18,535	18,456,548
Allergan Inc./United States
5.75%, 04/01/16	5,500	5,825,545
AmerisourceBergen Corp.
1.15%, 05/15/17	7,850	7,819,905
AstraZeneca PLC
5.90%, 09/15/17	16,154	18,192,336
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,162	1,151,839
1.75%, 03/01/19[a]	10,000	9,936,819
Cardinal Health Inc.
1.90%, 06/15/17[a]	5,000	5,064,751
5.80%, 10/15/16	4,000	4,372,800
DENTSPLY International Inc.
2.75%, 08/15/16	1,500	1,534,934
Eli Lilly & Co.
5.20%, 03/15/17[a]	5,324	5,828,785
Express Scripts Holding Co.
1.25%, 06/02/17	1,960	1,947,095
2.65%, 02/15/17	16,520	16,985,289
3.13%, 05/15/16	21,583	22,255,713
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	16,720	16,738,694
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	15,659	15,824,574
Johnson & Johnson
0.70%, 11/28/16	5,700	5,705,266
1.13%, 11/21/17	5,000	5,016,923
2.15%, 05/15/16	9,559	9,785,586
5.55%, 08/15/17	8,910	9,994,654
McKesson Corp.
0.95%, 12/04/15[a]	8,915	8,936,169
1.29%, 03/10/17	5,000	4,993,598
3.25%, 03/01/16	10,000	10,277,033
Merck & Co. Inc.
0.70%, 05/18/16	11,820	11,822,878
2.25%, 01/15/16	12,000	12,232,883
6.00%, 09/15/17	6,967	7,898,418
Mylan Inc./PA
1.35%, 11/29/16	10,000	10,007,212
1.80%, 06/24/16	7,190	7,260,728
Perrigo Co. PLC
1.30%, 11/08/16	5,420	5,406,246
Pfizer Inc.
0.90%, 01/15/17	16,520	16,520,281
1.10%, 05/15/17[a]	21,300	21,326,194

Security	Principal (000s)	Value

Sanofi
2.63%, 03/29/16[a]	$14,055	$14,428,277
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	12,905	13,197,969

		409,882,760
PIPELINES — 1.17%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17[a]	11,000	11,708,383
5.88%, 11/15/16	2,000	2,142,167
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	9,007	9,864,604
Enbridge Energy Partners LP
5.88%, 12/15/16[a]	4,800	5,203,591
Energy Transfer Partners LP
6.13%, 02/15/17	750	820,166
Enterprise Products Operating LLC
3.20%, 02/01/16	12,490	12,835,359
Series A
8.38%, 08/01/66 (Call 08/01/16)[c]	5,817	6,340,530
Series L
6.30%, 09/15/17	13,081	14,701,702
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	2,500	2,572,256
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16	10,000	10,481,000
Kinder Morgan Inc./DE
2.00%, 12/01/17	565	567,476
Magellan Midstream Partners LP
5.65%, 10/15/16	1,280	1,376,121
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	5,230	5,355,704
8.63%, 03/01/19	1,620	1,995,135
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	5,500	6,302,498
Southern Natural Gas Co. LLC
5.90%, 04/01/17[e]	2,292	2,512,400
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)[a]	2,650	2,727,872
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	11,091	12,529,060
TransCanada PipeLines Ltd.
0.75%, 01/15/16[a]	13,925	13,922,926
6.50%, 08/15/18	4,306	4,952,098

		128,911,048
REAL ESTATE INVESTMENT TRUSTS — 0.92%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%, 02/06/17	13,500	12,946,903
AvalonBay Communities Inc.
5.70%, 03/15/17	1,750	1,919,756
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	5,000	5,168,736
ERP Operating LP
5.13%, 03/15/16	5,000	5,272,473
5.38%, 08/01/16	8,000	8,575,122
5.75%, 06/15/17	3,031	3,352,386

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Essex Portfolio LP
5.50%, 03/15/17	$200	$218,028
HCP Inc.
3.75%, 02/01/16	13,200	13,641,264
3.75%, 02/01/19 (Call 11/01/18)	10,000	10,557,353
6.30%, 09/15/16	2,795	3,048,391
Health Care REIT Inc.
3.63%, 03/15/16	1,100	1,136,684
4.70%, 09/15/17	7,900	8,547,387
6.20%, 06/01/16	4,158	4,471,763
Hospitality Properties Trust
6.30%, 06/15/16 (Call 12/15/15)[a]	2,500	2,626,867
Kimco Realty Corp.
5.78%, 03/15/16	5,636	5,975,557
Senior Housing Properties Trust
4.30%, 01/15/16 (Call 10/15/15)	2,310	2,366,599
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	5,000	5,114,751
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	6,000	6,134,459

		101,074,479
RETAIL — 2.34%
AutoZone Inc.
1.30%, 01/13/17	10,525	10,544,898
5.50%, 11/15/15	3,500	3,655,808
Costco Wholesale Corp.
0.65%, 12/07/15[a]	14,455	14,479,418
1.13%, 12/15/17	5,000	4,972,658
5.50%, 03/15/17	2,000	2,203,169
CVS Health Corp.
1.20%, 12/05/16[a]	14,636	14,664,089
5.75%, 06/01/17	10,137	11,227,434
6.13%, 08/15/16	7,000	7,597,163
Dollar General Corp.
4.13%, 07/15/17[a]	5,000	5,227,026
Home Depot Inc. (The)
5.40%, 03/01/16[a]	38,070	40,335,347
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[a]	7,000	7,062,350
2.13%, 04/15/16 (Call 03/15/16)	9,000	9,156,883
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	6,525	7,113,875
7.45%, 07/15/17	4,000	4,584,075
McDonald’s Corp.
5.80%, 10/15/17	10,000	11,249,633
Starbucks Corp.
0.88%, 12/05/16	7,432	7,433,739
Target Corp.
5.38%, 05/01/17[a]	11,195	12,305,160
5.88%, 07/15/16	8,818	9,534,277
Wal-Mart Stores Inc.
0.60%, 04/11/16	14,520	14,533,118
1.00%, 04/21/17	8,000	8,003,923
2.80%, 04/15/16	16,520	17,031,244
5.38%, 04/05/17	6,000	6,609,755
Walgreen Co.
1.80%, 09/15/17	15,190	15,301,805
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	7,330	7,385,184

Security	Principal (000s)	Value

Yum! Brands Inc.
6.25%, 04/15/16[a]	$5,000	$5,348,716

		257,560,747
SAVINGS & LOANS — 0.07%
Astoria Financial Corp.
5.00%, 06/19/17 (Call 05/19/17)	4,815	5,151,495
Santander Holdings USA Inc./PA
4.63%, 04/19/16	2,055	2,149,415

		7,300,910
SEMICONDUCTORS — 0.37%
Intel Corp.
1.95%, 10/01/16	20,271	20,685,666
KLA-Tencor Corp.
2.38%, 11/01/17	2,530	2,553,215
Texas Instruments Inc.
0.88%, 03/12/17	9,500	9,481,996
1.00%, 05/01/18	650	638,888
2.38%, 05/16/16	7,410	7,593,772

		40,953,537
SOFTWARE — 0.62%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17[a]	5,000	5,169,418
Fidelity National Information Services Inc.
1.45%, 06/05/17	5,000	4,984,167
Fiserv Inc.
3.13%, 06/15/16	4,800	4,950,645
Microsoft Corp.
2.50%, 02/08/16	8,701	8,910,353
Oracle Corp.
1.20%, 10/15/17[a]	22,072	22,035,239
5.25%, 01/15/16[a]	21,228	22,351,606

		68,401,428
TELECOMMUNICATIONS — 2.99%
America Movil SAB de CV
2.38%, 09/08/16	18,750	19,163,230
AT&T Inc.
0.90%, 02/12/16	18,850	18,891,858
1.60%, 02/15/17	3,864	3,890,858
1.70%, 06/01/17	5,000	5,035,607
2.40%, 08/15/16	10,500	10,734,734
2.95%, 05/15/16	30,300	31,190,238
British Telecommunications PLC
1.25%, 02/14/17	7,950	7,936,354
1.63%, 06/28/16[a]	8,860	8,937,511
Cisco Systems Inc.
1.10%, 03/03/17[a]	24,780	24,857,644
3.15%, 03/14/17	10,299	10,791,179
Deutsche Telekom International Finance BV
5.75%, 03/23/16	12,775	13,569,607
Embarq Corp.
7.08%, 06/01/16	2,000	2,158,343
Juniper Networks Inc.
3.10%, 03/15/16	4,600	4,707,626

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	$1,000	$1,001,823
Orange SA
2.75%, 09/14/16	11,459	11,789,672
Qwest Corp.
8.38%, 05/01/16	3,500	3,816,271
Telefonica Emisiones SAU
3.99%, 02/16/16[a]	17,670	18,300,323
6.22%, 07/03/17	5,000	5,576,934
6.42%, 06/20/16	7,730	8,353,560
Verizon Communications Inc.
0.70%, 11/02/15	10,500	10,513,144
1.35%, 06/09/17[a]	15,000	14,985,500
2.00%, 11/01/16	15,357	15,614,480
2.50%, 09/15/16	28,597	29,292,108
Vodafone Group PLC
1.25%, 09/26/17	14,500	14,349,038
1.63%, 03/20/17	20,150	20,238,969
5.63%, 02/27/17	12,669	13,835,894

		329,532,505
TEXTILES — 0.12%
Mohawk Industries Inc.
6.13%, 01/15/16	12,096	12,784,057

		12,784,057
TOYS, GAMES & HOBBIES — 0.05%
Mattel Inc.
2.50%, 11/01/16	5,000	5,116,709

		5,116,709
TRANSPORTATION — 0.57%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	12,630	13,955,368
5.75%, 03/15/18[a]	2,930	3,317,456
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	3,000	3,028,226
5.85%, 11/15/17	2,285	2,572,768
CSX Corp.
5.60%, 05/01/17	8,000	8,819,917
6.25%, 03/15/18	2,000	2,286,001
Norfolk Southern Corp.
5.75%, 01/15/16	5,925	6,247,600
5.75%, 04/01/18	4,200	4,733,529
7.70%, 05/15/17	2,500	2,878,908
Ryder System Inc.
3.60%, 03/01/16	12,460	12,890,854
5.85%, 11/01/16[a]	2,300	2,498,205
		63,228,832
TRUCKING & LEASING — 0.16%
GATX Corp.
1.25%, 03/04/17	10,800	10,781,002
3.50%, 07/15/16	7,000	7,273,555

		18,054,557

TOTAL CORPORATE BONDS & NOTES (Cost: $8,591,207,810)		8,600,651,084

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS(f) — 20.28%

BRAZIL — 0.22%
Brazilian Government International Bond
6.00%, 01/17/17	$22,600	$24,713,099

		24,713,099
CANADA — 2.27%
Canada Government International Bond
0.88%, 02/14/17[a]	31,800	31,961,824
Export Development Canada
0.88%, 01/30/17	20,160	20,243,487
1.00%, 05/15/17[a]	18,520	18,615,826
1.25%, 10/26/16[a]	1,500	1,519,270
Province of British Columbia
1.20%, 04/25/17	10,500	10,601,563
2.10%, 05/18/16	9,680	9,911,871
Province of New Brunswick
5.20%, 02/21/17	9,789	10,729,053
Province of Ontario Canada
1.00%, 07/22/16	18,120	18,242,194
1.10%, 10/25/17[a]	29,400	29,365,437
1.20%, 02/14/18	6,765	6,742,519
1.60%, 09/21/16	18,000	18,305,404
2.30%, 05/10/16	33,700	34,596,238
4.95%, 11/28/16[a]	10,000	10,827,437
Province of Quebec Canada
5.00%, 03/01/16	1,100	1,162,350
5.13%, 11/14/16	24,780	26,901,854

		249,726,327
COLOMBIA — 0.21%
Colombia Government International Bond
7.38%, 01/27/17	21,000	23,572,498

		23,572,498
GERMANY — 0.48%
FMS Wertmanagement AoeR
0.63%, 04/18/16	35,930	36,050,509
1.13%, 10/14/16	10,000	10,100,843
1.13%, 09/05/17	6,750	6,781,789

		52,933,141
ITALY — 0.56%
Italy Government International Bond
4.75%, 01/25/16	22,700	23,717,192
5.25%, 09/20/16	22,550	24,218,783
5.38%, 06/12/17[a]	12,000	13,166,302

		61,102,277
JAPAN — 0.55%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17[a]	2,500	2,510,587
1.75%, 11/13/18	10,000	10,102,544
2.25%, 07/13/16[a]	3,000	3,084,124

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

2.50%, 05/18/16	$19,500	$20,065,908
Japan Finance Corp.
2.50%, 01/21/16	24,500	25,073,351

		60,836,514
MEXICO — 0.45%
Mexico Government International Bond
5.63%, 01/15/17[a]	44,774	48,803,660
11.38%, 09/15/16	1,000	1,188,500

		49,992,160
PERU — 0.06%
Peruvian Government International Bond
8.38%, 05/03/16[a]	5,800	6,409,000

		6,409,000
PHILIPPINES — 0.12%
Philippine Government International Bond
9.38%, 01/18/17	11,000	12,869,999

		12,869,999
SOUTH KOREA — 0.24%
Export-Import Bank of Korea
1.25%, 11/20/15	7,417	7,449,595
1.75%, 02/27/18	5,000	4,996,588
2.88%, 09/17/18	5,000	5,166,157
3.75%, 10/20/16	2,600	2,723,056
4.00%, 01/11/17	6,100	6,432,121

		26,767,517
SUPRANATIONAL — 14.24%
African Development Bank
0.75%, 10/18/16	1,750	1,755,043
0.88%, 03/15/18	5,000	4,956,394
1.13%, 03/15/17	19,020	19,184,877
1.25%, 09/02/16[a]	15,020	15,206,443
2.50%, 03/15/16	20,150	20,714,663
Asian Development Bank
0.50%, 06/20/16	21,900	21,928,621
0.75%, 01/11/17	25,000	25,049,485
1.13%, 03/15/17	23,880	24,108,723
2.50%, 03/15/16	12,390	12,732,354
5.25%, 06/12/17	19,020	21,125,742
5.50%, 06/27/16	17,120	18,466,692
Corp. Andina de Fomento
1.50%, 08/08/17	15,000	15,101,910
3.75%, 01/15/16	12,190	12,616,917
Council of Europe Development Bank
1.25%, 09/22/16[a]	19,520	19,771,736
1.50%, 06/19/17	11,000	11,177,822
2.63%, 02/16/16	1,000	1,027,308
European Bank for Reconstruction & Development
1.00%, 02/16/17[a]	37,500	37,768,987
1.38%, 10/20/16	10,000	10,149,372
2.50%, 03/15/16	5,500	5,648,387
European Investment Bank
0.50%, 08/15/16	66,000	66,016,513

Security	Principal (000s)	Value

0.63%, 04/15/16	$79,950	$80,249,285
0.88%, 04/18/17[a]	60,450	60,654,043
1.00%, 08/17/17[a]	26,000	26,092,680
1.00%, 12/15/17[a]	10,000	9,998,110
1.13%, 12/15/16[a]	48,550	49,039,525
1.13%, 09/15/17	10,000	10,062,694
1.25%, 10/14/16[a]	53,750	54,451,518
1.75%, 03/15/17	30,000	30,718,164
2.13%, 07/15/16	41,000	42,104,782
2.25%, 03/15/16	37,800	38,728,493
2.50%, 05/16/16	41,750	43,027,871
4.88%, 02/16/16	3,500	3,690,444
4.88%, 01/17/17	35,000	38,098,732
5.13%, 09/13/16	36,500	39,459,924
5.13%, 05/30/17	26,200	28,995,899
Inter-American Development Bank
0.63%, 09/12/16[a]	11,210	11,232,707
0.88%, 11/15/16[a]	37,300	37,505,668
1.00%, 07/14/17	31,000	31,138,889
1.13%, 03/15/17	28,010	28,284,652
1.38%, 10/18/16[a]	39,950	40,571,286
International Bank for Reconstruction & Development
0.38%, 11/16/15[a]	3,410	3,416,403
0.50%, 04/15/16	73,200	73,359,364
0.50%, 05/16/16	50,900	51,003,032
0.63%, 10/14/16[a]	2,500	2,504,390
0.75%, 12/15/16	28,000	28,084,661
0.88%, 04/17/17[a]	78,200	78,502,290
1.00%, 09/15/16[a]	39,250	39,583,821
1.13%, 07/18/17[a]	11,000	11,103,754
2.13%, 03/15/16	54,650	55,927,012
5.00%, 04/01/16	1,485	1,576,178
International Finance Corp.
0.50%, 05/16/16	16,720	16,741,731
0.63%, 11/15/16[a]	16,270	16,290,425
1.00%, 04/24/17[a]	16,000	16,097,912
1.13%, 11/23/16	21,450	21,678,837
2.25%, 04/11/16	22,410	22,985,218
Nordic Investment Bank
0.50%, 04/14/16	13,350	13,369,921
1.00%, 03/07/17[a]	31,000	31,207,282
2.25%, 03/15/16	16,455	16,848,480

		1,568,894,066
SWEDEN — 0.52%
Svensk Exportkredit AB
0.63%, 05/31/16	35,366	35,431,530
2.13%, 07/13/16[a]	20,370	20,893,753
5.13%, 03/01/17	500	548,104

		56,873,387
TURKEY — 0.36%
Turkey Government International Bond
7.00%, 09/26/16	13,600	14,855,960
7.50%, 07/14/17	22,350	25,192,252

		40,048,212

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,226,275,693)		2,234,738,197

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

November 30, 2014

Security	Principal or Shares (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 0.18%

CALIFORNIA — 0.10%
State of California GO
5.45%, 04/01/15	$3,100	$3,152,328
5.95%, 04/01/16	7,105	7,606,968

		10,759,296
FLORIDA — 0.02%
State Board of Administration Finance Corp. RB
Series A
1.30%, 07/01/16	2,875	2,896,361

		2,896,361
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB
Series Q
1.10%, 06/15/16	7,000	7,012,320

		7,012,320

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $20,613,335)		20,667,977

SHORT-TERM INVESTMENTS — 4.49%

MONEY MARKET FUNDS — 4.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,g,h]	321,825	321,825,045
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,g,h]	30,142	30,142,075
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,g]	142,633	142,632,730

		494,599,850

TOTAL SHORT-TERM INVESTMENTS (Cost: $494,599,850)		494,599,850

TOTAL INVESTMENTS IN SECURITIES — 103.00%
(Cost: $11,332,696,688)		11,350,657,108
Other Assets, Less Liabilities — (3.00)%		(330,935,714)

		$11,019,721,394

GO  —  General Obligation

RB  —  Revenue Bond

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

32

Schedule of Investments  (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

November 30, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.69%
U.S. Treasury Note/Bond
0.25%, 08/15/15	$14,735	$14,747,525
0.25%, 09/15/15	885	885,823
0.25%, 09/30/15	805	805,749
0.25%, 11/30/15	845	845,684
0.25%, 12/15/15	98,407	98,462,884
0.25%, 02/29/16	7,687	7,689,968
0.38%, 11/15/15	59,230	59,350,239
0.38%, 01/15/16	166,559	166,868,808
0.38%, 02/15/16	54,283	54,393,438
0.38%, 03/31/16	11,616	11,636,211
0.38%, 05/31/16	6,798	6,807,788
0.50%, 06/15/16	404,532	405,879,092
0.50%, 09/30/16	155,902	156,129,634
0.50%, 07/31/17	4,955	4,915,608
0.63%, 07/15/16	117,723	118,289,242
0.63%, 08/15/16	256,397	257,509,737
0.63%, 10/15/16	81,380	81,659,135
0.63%, 11/15/16	64,783	64,961,807
0.63%, 12/15/16	228,404	228,890,512
0.63%, 02/15/17	1,000	1,000,630
0.63%, 05/31/17	298,271	297,450,749
0.63%, 08/31/17	401,319	399,059,558
0.63%, 09/30/17	339,477	337,192,330
0.63%, 11/30/17	28,313	28,061,581
0.75%, 01/15/17	172,342	173,038,260
0.75%, 10/31/17	37,808	37,657,901
0.75%, 12/31/17	133,313	132,462,463
0.88%, 09/15/16	686,405	692,088,555
0.88%, 11/30/16	18,943	19,083,746
0.88%, 12/31/16	21,711	21,859,402
0.88%, 04/15/17	7,046	7,081,511
0.88%, 05/15/17	200,873	201,702,610
0.88%, 06/15/17	203,699	204,383,842
1.00%, 08/31/16	368,446	372,369,957
1.00%, 10/31/16	45,451	45,921,773
1.00%, 03/31/17	554,914	559,303,370
1.25%, 09/30/15	126,817	127,984,982
1.25%, 10/31/15	8,272	8,355,133
1.38%, 11/30/15	116,680	118,068,099
1.50%, 06/30/16	1,152,682	1,174,248,500
1.50%, 07/31/16	22,287	22,711,567
1.75%, 05/31/16	5,212	5,326,821
1.88%, 08/31/17	110,027	113,146,264
1.88%, 09/30/17	58,144	59,777,845
1.88%, 10/31/17	28,313	29,112,841
2.00%, 01/31/16	21,491	21,935,660
2.13%, 12/31/15	7,744	7,904,223
2.38%, 03/31/16	129,784	133,458,197
2.38%, 07/31/17	128,658	134,028,190
2.50%, 06/30/17	84,873	88,679,555
2.63%, 02/29/16	24,347	25,073,758
2.63%, 04/30/16	18,943	19,577,780
2.75%, 11/30/16	2,233	2,332,726
2.75%, 05/31/17	227,515	239,070,510
2.75%, 12/31/17	25,000	26,361,999
2.75%, 02/28/18	25,000	26,381,000

Security	Principal or Shares (000s)	Value

3.00%, 02/28/17	$3,640	$3,834,558
3.13%, 10/31/16	7,027	7,382,355
3.13%, 01/31/17	3,027	3,193,001
3.13%, 04/30/17	5,355	5,669,606
3.25%, 05/31/16	41,197	43,031,915
3.25%, 06/30/16	18,943	19,820,059
3.25%, 12/31/16	4,444	4,692,153
3.25%, 03/31/17	2,728	2,892,580
3.50%, 02/15/18	65,000	70,133,697
4.25%, 08/15/15	1,514	1,557,951
4.50%, 11/15/15	10,809	11,255,844
4.50%, 02/15/16	2,075	2,182,174
4.50%, 05/15/17	444	485,079
4.63%, 11/15/16	143,461	155,001,011
4.63%, 02/15/17	30,678	33,396,380
5.13%, 05/15/16	145,299	155,561,474
7.25%, 05/15/16	1,724	1,897,452
7.50%, 11/15/16	715	812,454
8.88%, 08/15/17	2,026	2,465,034
9.25%, 02/15/16	2,236	2,478,919

		8,181,726,468

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,168,066,186)		8,181,726,468

SHORT-TERM INVESTMENTS — 2.07%

MONEY MARKET FUNDS — 2.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	170,047	170,046,755

		170,046,755

TOTAL SHORT-TERM INVESTMENTS
(Cost: $170,046,755)		170,046,755

TOTAL INVESTMENTS IN SECURITIES — 101.76%
(Cost: $8,338,112,941)		8,351,773,223
Other Assets, Less Liabilities — (1.76)%		(144,687,052)

NET ASSETS — 100.00%		$8,207,086,171

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

33

Schedule of Investments  (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

November 30, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.21%
U.S. Treasury Note/Bond
0.63%, 11/30/17	$320	$317,158
0.63%, 04/30/18[a]	52,315	51,522,951
0.75%, 10/31/17[a]	960	956,288
0.75%, 12/31/17[a]	1,027	1,020,448
0.75%, 03/31/18[a]	73,887	73,162,905
1.00%, 05/31/18[a]	23,848	23,758,808
1.00%, 06/30/19[a]	17,015	16,684,228
1.00%, 08/31/19[a]	213,475	208,765,739
1.00%, 11/30/19	31,727	30,936,047
1.13%, 12/31/19[a]	70,198	68,764,557
1.13%, 03/31/20[a]	11,898	11,612,210
1.13%, 04/30/20	44,823	43,666,566
1.25%, 11/30/18[a]	165,264	165,092,132
1.25%, 01/31/19[a]	50,754	50,583,866
1.25%, 02/29/20[a]	119,412	117,434,540
1.38%, 06/30/18[a]	79,670	80,342,416
1.38%, 07/31/18[a]	193,481	194,952,875
1.38%, 09/30/18[a]	62,779	63,145,926
1.38%, 01/31/20	7,378	7,310,344
1.38%, 05/31/20[a]	101,821	100,401,618
1.50%, 08/31/18[a]	16,171	16,355,511
1.50%, 12/31/18[a]	423,953	427,264,065
1.50%, 01/31/19[a]	111,922	112,708,815
1.50%, 02/28/19[a]	113,058	113,791,013
1.50%, 03/31/19	15,672	15,756,103
1.63%, 03/31/19[a]	26,988	27,275,423
1.63%, 04/30/19[a]	16,134	16,295,825
1.75%, 10/31/18[a]	84,205	85,803,010
1.75%, 09/30/19	94,000	95,144,915
1.88%, 10/31/17[a]	403	414,385
1.88%, 06/30/20[a]	111,614	112,935,508
2.00%, 09/30/20	91,215	92,599,642
2.00%, 11/30/20[a]	104,296	105,690,241
2.00%, 02/28/21[a]	9,846	9,955,983
2.00%, 05/31/21[a]	91,083	91,903,651
2.00%, 08/31/21	4,925	4,958,490
2.00%, 10/31/21	31,636	31,832,146
2.00%, 11/30/21	50,000	49,870,999
2.13%, 08/31/20[a]	132,625	135,666,090
2.13%, 01/31/21[a]	57,384	58,480,670
2.13%, 08/15/21	115,000	116,752,612
2.13%, 09/30/21[a]	22,414	22,752,228
2.25%, 04/30/21[a]	481,647	493,726,760
2.38%, 05/31/18[a]	58,713	61,273,265
2.38%, 12/31/20[a]	22,132	22,895,346
2.63%, 11/15/20	2,406	2,524,255
2.75%, 12/31/17[a]	278	293,145
2.75%, 02/28/18	1,781	1,879,277
2.75%, 02/15/19	23,700	25,070,807
2.88%, 03/31/18[a]	64,565	68,431,908
3.13%, 05/15/19	23,700	25,463,282
3.38%, 11/15/19	6,000	6,535,080
3.50%, 02/15/18[a]	4,007	4,323,473
3.63%, 08/15/19	14,812	16,271,724

		3,783,327,269

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,764,495,647)		3,783,327,269

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 43.84%

MONEY MARKET FUNDS — 43.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	1,472,196	$1,472,195,791
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	137,886	137,885,591
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	78,563	78,562,902

		1,688,644,284

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,688,644,284)		1,688,644,284

TOTAL INVESTMENTS IN SECURITIES — 142.05%
(Cost: $5,453,139,931)		5,471,971,553
Other Assets, Less Liabilities — (42.05)%		(1,619,915,814)

NET ASSETS — 100.00%		$3,852,055,739

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

34

Schedule of Investments  (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

November 30, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.34%
U.S. Treasury Note/Bond
1.63%, 08/15/22[a]	$860,834	$838,064,577
1.63%, 11/15/22[a]	937,799	910,152,607
1.75%, 05/15/22[a]	627,397	618,161,716
1.75%, 05/15/23	615,256	599,019,686
2.00%, 05/31/21[a]	1,160	1,170,552
2.00%, 11/15/21	490	492,991
2.00%, 11/30/21	80,000	79,793,598
2.00%, 02/15/23[a]	16,290	16,231,346
2.13%, 08/15/21	10,963	11,130,280
2.25%, 04/30/21	9,647	9,889,050
2.25%, 07/31/21	2,402	2,458,801
2.38%, 08/15/24	311,481	316,446,035
2.50%, 08/15/23	448,492	463,000,855
2.50%, 05/15/24[a]	1,534,634	1,577,972,430
2.75%, 11/15/23	6,042	6,354,101
2.75%, 02/15/24[a]	1,086,406	1,141,366,820
3.13%, 05/15/21	714	770,308

		6,592,475,753

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,505,104,084)		6,592,475,753

SHORT-TERM INVESTMENTS — 24.83%

MONEY MARKET FUNDS — 24.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	1,315,925	1,315,925,066
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	123,249	123,249,303
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	208,789	208,788,839

		1,647,963,208

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,647,963,208)		1,647,963,208

Value

TOTAL INVESTMENTS IN SECURITIES — 124.17%
(Cost: $8,153,067,292)	$8,240,438,961
Other Assets, Less Liabilities — (24.17)%	(1,604,247,335)

NET ASSETS — 100.00%	$6,636,191,626

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

35

Schedule of Investments  (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

November 30, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.09%
U.S. Treasury Note/Bond
2.50%, 08/15/23	$5,682	$5,865,813
2.50%, 05/15/24	4,577	4,706,254
5.25%, 11/15/28[a]	15,508	20,631,954
5.25%, 02/15/29[a]	30,007	39,982,128
5.38%, 02/15/31[a]	34,653	47,731,048
5.50%, 08/15/28	12,610	17,097,104
6.00%, 02/15/26	13,510	18,474,925
6.13%, 11/15/27[a]	41,555	58,833,693
6.13%, 08/15/29[a]	15,386	22,287,237
6.25%, 05/15/30	25,441	37,674,984
6.38%, 08/15/27	3,800	5,466,694
6.50%, 11/15/26	10,089	14,480,369
6.63%, 02/15/27	8,845	12,861,401
6.75%, 08/15/26[a]	7,020	10,218,603
6.88%, 08/15/25[a]	10,725	15,476,855
7.50%, 11/15/24[a]	10,757	15,910,705
7.63%, 02/15/25[a]	8,265	12,385,815

		360,085,582

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $362,072,911)		360,085,582

SHORT-TERM INVESTMENTS — 32.32%

MONEY MARKET FUNDS — 32.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	102,938	102,937,934
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	9,641	9,641,148
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	4,877	4,877,300

		117,456,382

TOTAL SHORT-TERM INVESTMENTS
(Cost: $117,456,382)		117,456,382

TOTAL INVESTMENTS IN SECURITIES — 131.41%
(Cost: $479,529,293)		477,541,964
Other Assets, Less Liabilities — (31.41)%		(114,154,797)

NET ASSETS — 100.00%		$363,387,167

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

36

Schedule of Investments  (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

November 30, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 98.80%
U.S. Treasury Note/Bond
2.75%, 08/15/42[a]	$353,837	$342,970,766
2.75%, 11/15/42[a]	226,796	219,581,716
2.88%, 05/15/43	46,795	46,396,748
3.00%, 05/15/42[a]	76,780	78,355,011
3.00%, 11/15/44	12,000	12,216,120
3.13%, 11/15/41[a]	225,910	236,837,681
3.13%, 02/15/42[a]	196,123	205,133,208
3.13%, 02/15/43[a]	607,947	632,952,222
3.13%, 08/15/44[a]	161,412	168,118,678
3.38%, 05/15/44[a]	389,503	424,975,155
3.50%, 02/15/39[a]	78,313	87,660,213
3.63%, 08/15/43	458,424	523,103,389
3.63%, 02/15/44[a]	311,313	355,342,013
3.75%, 08/15/41	365,294	428,263,728
3.75%, 11/15/43	228,136	266,072,713
3.88%, 08/15/40[a]	165,933	197,561,709
4.25%, 05/15/39[a]	64,462	80,927,654
4.25%, 11/15/40[a]	237,269	299,618,403
4.38%, 02/15/38[a]	52,663	67,155,860
4.38%, 11/15/39[a]	76,606	98,065,127
4.38%, 05/15/40[a]	163,047	209,532,691
4.38%, 05/15/41[a]	10,663	13,780,519
4.50%, 02/15/36[a]	146,837	190,758,888
4.50%, 05/15/38[a]	200	259,742
4.50%, 08/15/39[a]	580	755,628
4.63%, 02/15/40[a]	183,614	243,776,576
5.00%, 05/15/37	73,863	102,630,983

		5,532,803,141

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,398,949,737)		5,532,803,141

SHORT-TERM INVESTMENTS — 32.58%

MONEY MARKET FUNDS — 32.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	1,604,055	1,604,055,341
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	150,236	150,235,533
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	70,179	70,179,004

		1,824,469,878

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,824,469,878)		1,824,469,878

Value

TOTAL INVESTMENTS IN SECURITIES — 131.38%
(Cost: $7,223,419,615)	$7,357,273,019
Other Assets, Less Liabilities — (31.38)%	(1,757,351,944)

NET ASSETS — 100.00%	$5,599,921,075

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

37

Schedule of Investments  (Unaudited)

iSHARES® AGENCY BOND ETF

November 30, 2014

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[a] — 2.32%

ISRAEL — 1.71%
Israel Government AID Bond
0.00%, 09/15/20	$4	$3,540
5.50%, 09/18/23	2,078	2,570,487
5.50%, 12/04/23	2,487	3,080,920
5.50%, 04/26/24	600	745,851

		6,400,798
JORDAN — 0.07%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	250	257,114

		257,114
UKRAINE — 0.54%
Ukraine Government AID Bonds
1.84%, 05/16/19	2,000	2,019,427

		2,019,427

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $8,232,242)		8,677,339

U.S. GOVERNMENT AGENCY OBLIGATIONS — 97.17%
Federal Farm Credit Banks
0.17%, 09/14/16[b,c]	75	75,046
0.50%, 08/23/16[b]	2,000	2,000,643
1.69%, 04/09/20 (Call 12/05/14)	50	49,801
2.00%, 04/04/22	1,489	1,467,271
4.88%, 01/27/20	250	288,655
5.13%, 07/09/29	267	325,650
5.15%, 11/15/19	1,889	2,197,954
5.41%, 04/17/36	250	324,919
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	600	646,946
Federal Home Loan Banks
0.22%, 11/23/15	1,350	1,350,019
0.38%, 02/19/16[b]	1,000	1,000,870
0.50%, 11/20/15[b]	800	802,193
1.00%, 06/09/17	3,000	3,009,742
1.95%, 07/24/18 (Call 07/24/15)	200	201,473
2.75%, 06/08/18	100	105,001
2.88%, 09/11/20	3,685	3,864,881
3.13%, 03/11/16	4,860	5,033,787
3.13%, 12/08/17[b]	385	407,677
3.25%, 03/08/24	250	262,952
3.38%, 12/08/23[b]	100	106,021
4.00%, 09/01/28	810	889,188
4.50%, 09/13/19	1,500	1,695,406
5.25%, 12/11/20	1,500	1,781,165
5.38%, 08/15/18	1,385	1,585,200
5.38%, 05/15/19	65	75,607
5.38%, 08/15/24	2,935	3,626,213
5.50%, 07/15/36	230	308,082
5.75%, 06/12/26	1,000	1,284,800

Security	Principal (000s)	Value

Federal Home Loan Mortgage Corp.
0.01%, 11/29/19[b]	$3,723	$3,339,437
0.40%, 05/27/16	10,000	10,003,312
0.50%, 05/13/16[b]	14,000	14,019,345
0.63%, 11/01/16	11,000	10,999,864
0.88%, 10/14/16	383	385,656
1.00%, 03/08/17[b]	300	302,030
1.00%, 06/29/17[b]	1,000	1,005,351
1.14%, 10/15/18 (Call 01/15/15)[b]	800	790,748
1.20%, 06/12/18 (Call 12/12/14)[b]	10,000	9,923,633
1.25%, 05/12/17[b]	2,000	2,022,351
1.25%, 10/02/19	640	628,175
2.00%, 08/25/16[b]	4,000	4,105,763
2.50%, 05/27/16[b]	985	1,015,419
6.25%, 07/15/32	8,814	12,638,891
6.75%, 03/15/31[b]	5,153	7,643,624
Federal National Mortgage Association
0.00%, 11/15/16	4,000	3,943,708
0.01%, 06/01/17[b]	76,447	74,800,981
0.01%, 10/09/19	6,500	5,878,491
0.01%, 05/15/30	61	35,972
0.38%, 07/05/16[b]	238	237,974
0.50%, 03/30/16[b]	13,000	13,027,908
0.63%, 08/26/16[b]	250	250,720
1.00%, 09/20/17[b]	1,485	1,486,731
1.00%, 09/27/17[b]	5,179	5,191,541
1.25%, 06/20/18 (Call 12/20/14)	18,952	18,824,091
1.55%, 10/04/19 (Call 01/04/15)	1,000	991,994
1.75%, 09/12/19[b]	300	301,614
1.88%, 09/18/18	3,000	3,061,304
2.25%, 03/15/16[b]	23,135	23,703,931
2.38%, 04/11/16[b]	632	649,168
2.63%, 09/06/24	6,000	6,069,394
5.00%, 03/15/16	1,500	1,590,190
5.00%, 05/11/17	7,000	7,710,883
5.38%, 06/12/17	2,000	2,227,374
5.63%, 07/15/37	91	125,544
6.00%, 04/18/36 (Call 04/18/16)	1,167	1,254,696
6.21%, 08/06/38	647	959,078
6.25%, 05/15/29[b]	1,085	1,506,029
6.63%, 11/15/30[b]	177	258,769
7.13%, 01/15/30[b]	125	188,741
7.25%, 05/15/30	303	464,188
8.28%, 01/10/25	350	520,466
Financing Corp. Fico
0.00%, 11/11/16	3,167	3,119,764
0.00%, 12/06/16	3,927	3,867,421
0.00%, 11/30/17	235	226,686
0.00%, 02/08/18	540	518,532
0.00%, 04/06/18	280	267,860
0.00%, 05/11/18	350	333,585
0.00%, 08/03/18	600	569,322
0.00%, 09/26/19	962	880,129
0.01%, 02/08/18	90	86,367
0.01%, 11/02/18	1,035	970,723
8.60%, 09/26/19	6,500	8,578,922
9.40%, 02/08/18	165	207,168
9.65%, 11/02/18	2,035	2,669,942
9.80%, 11/30/17	400	501,891
9.80%, 04/06/18	6,585	8,424,862
10.35%, 08/03/18	7,290	9,628,705
10.70%, 10/06/17	780	988,544

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

November 30, 2014

Security	Principal or Shares (000s)	Value

Navient Solutions Inc.
0.01%, 10/03/22	$3,770	$3,065,739
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	1,000	1,058,910
Series A5
3.45%, 06/12/21	1,999	2,166,730
Private Export Funding Corp.
4.38%, 03/15/19	2,302	2,541,293
4.95%, 11/15/15	10,996	11,490,050
Series DD
2.13%, 07/15/16	2,500	2,560,925
Series JJ
1.88%, 07/15/18	1,000	1,008,220
Series KK
3.55%, 01/15/24	840	890,677
Tennessee Valley Authority
3.50%, 12/15/42[b]	1,000	964,871
4.50%, 04/01/18	216	238,894
4.63%, 09/15/60	511	574,427
5.25%, 09/15/39	1,750	2,193,953
5.50%, 07/18/17	1,000	1,118,995
5.88%, 04/01/36	1,750	2,354,043
6.75%, 11/01/25	487	666,665

		363,587,056

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $357,868,129)		363,587,056

SHORT-TERM INVESTMENTS — 21.57%

MONEY MARKET FUNDS — 21.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	73,758	73,758,053
BlackRock Cash Funds: Prime,
SL Agency Shares
0.12%[d,e,f]	6,908	6,908,166
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	38	38,389

		80,704,608

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,704,608)		80,704,608

TOTAL INVESTMENTS IN SECURITIES — 121.06%
(Cost: $446,804,979)		452,969,003
Other Assets, Less Liabilities — (21.06)%		(78,789,936)

NET ASSETS — 100.00%		$374,179,067

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

39

Schedule of Investments  (Unaudited)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.06%

CALIFORNIA — 98.06%
Alameda Corridor Transportation Authority RB
Series A
0.00%, 10/01/17	(AMBAC)	$70	$66,995
Alameda County Joint Powers Authority RB
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	275,028
Alameda County Transportation Authority RB
4.00%, 03/01/22		500	578,295
Anaheim Public Financing Authority RB
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	660,856
Bay Area Toll Authority RB
4.00%, 04/01/18		900	998,406
5.13%, 04/01/47	(PR 04/01/18)	225	257,708
Series A
1.00%, 04/01/47	(Call 10/01/16)	450	451,836
Series B
1.50%, 04/01/47	(Call 10/01/17)	1,600	1,616,704
Series C
1.88%, 04/01/47	(Call 10/01/18)	1,600	1,629,536
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	253,178
Series F
5.00%, 04/01/24	(PR 04/01/16)	825	876,703
5.00%, 04/01/31	(PR 04/01/16)	2,805	2,980,789
5.00%, 04/01/31	(PR 04/01/17)	780	861,128
Series F-1
5.00%, 04/01/17		250	276,715
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,186,070
5.00%, 04/01/28	(Call 04/01/22)	575	662,581
5.00%, 04/01/31	(Call 04/01/22)	600	697,392
5.00%, 04/01/39	(PR 04/01/18)	1,150	1,312,437
5.00%, 04/01/54	(Call 04/01/24)	500	557,610
5.50%, 04/01/43	( PR 04/01/18)	1,220	1,412,431
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	775,919
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	500	571,310
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,951,810
5.25%, 04/01/48	(Call 04/01/23)	250	283,225
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,125,450
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	350	403,539
California Educational Facilities Authority RB
Series U-3
5.00%, 06/01/43		1,140	1,503,888
Series U-5
5.00%, 05/01/21		350	425,579
Series U-6
5.00%, 05/01/45		550	723,558
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	250	310,495

Security		Principal (000s)	Value

5.00%, 07/01/29	(PR 01/01/28) (FGIC)	$810	$1,053,867
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	875	1,138,436
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	740	962,792
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	1,000	1,157,370
6.00%, 11/01/34	(Call 11/01/19)	360	436,050
Series A
5.00%, 12/01/19	(AMBAC)	270	298,096
5.00%, 04/01/20		350	410,882
5.00%, 04/01/24	(Call 04/01/22)	500	591,725
5.00%, 12/01/27	(Call 12/29/14) (AMBAC)	1,430	1,434,891
5.00%, 04/01/32	(Call 04/01/22)	405	463,454
5.00%, 04/01/34	(Call 04/01/22)	510	579,982
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,145,290
5.00%, 04/01/37	(Call 04/01/22)	610	688,117
5.00%, 03/01/38	(Call 03/01/23)	610	680,193
5.00%, 09/01/39	(Call 09/01/24)	500	565,050
5.25%, 06/01/30	(Call 06/01/15)	250	255,960
Series C
4.00%, 10/01/20		270	304,549
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,144,590
Series E
5.00%, 04/01/34	(PR 04/01/19)	370	433,847
Series G
5.00%, 01/01/21		1,000	1,181,930
5.00%, 12/01/31	(PR 12/01/21)	500	609,955
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,137,090
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	117,229
5.13%, 10/01/22	(Call 10/01/19)	275	322,647
5.25%, 10/01/23	(Call 10/01/19)	105	123,119
Series I
5.00%, 11/01/38	(Call 11/01/23)	1,000	1,123,070
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	225	275,940
Series J
5.00%, 01/01/21	(PR 01/01/16)	395	415,263
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	195,431
5.00%, 11/01/24	(Call 11/01/21)	750	890,272
5.00%, 11/01/27	(Call 11/01/24)	400	485,704
5.00%, 11/01/30	(PR 05/01/15) (AMBAC)	405	413,250
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	130	132,175
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,089,932
5.00%, 11/01/37	(Call 11/01/22)	325	368,820
5.00%, 11/01/39	(Call 11/01/24)	500	575,545
5.00%, 11/01/39	(Call 05/01/18) (AGM)	855	947,289
5.00%, 11/01/44	(Call 11/01/24)	1,290	1,474,289
5.25%, 11/01/34	(Call 05/01/19)	250	285,270
Series C
5.00%, 11/01/38	(PR 11/01/15) (NPFGC)	295	307,974

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	$105	$108,842
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	250	254,615
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	300	348,501
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	150,428
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	139,071
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	280	299,538
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	187,980
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	218,855
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	322,140
Chino Basin Regional Financing Authority RB
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	304,590
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	272,478
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	454,928
City & County of San Francisco CA GO
5.00%, 06/15/15		1,000	1,026,760
Series R1
5.00%, 06/15/18		500	574,875
5.00%, 06/15/20		500	600,370
5.00%, 06/15/21		150	182,577
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		750	869,872
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		350	413,455
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.75%, 06/01/35	(PR 06/01/15) (NPFGC)	705	721,448
4.75%, 06/01/35	(Call 06/01/15) (NPFGC)	170	173,189
5.00%, 06/01/16		900	963,279
5.00%, 06/01/19		495	581,110
5.00%, 06/01/20		250	298,933
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	1,000	1,024,600
5.00%, 06/01/35	(Call 06/01/23)	960	1,107,130
5.00%, 06/01/43	(Call 06/01/23)	500	565,380
Series B
5.00%, 06/01/22		250	306,428
5.00%, 06/01/30	(Call 06/01/22)	170	196,537
5.00%, 06/01/32	(Call 06/01/22)	500	574,750
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	800	933,256
5.00%, 05/15/40	(Call 05/15/20)	500	564,820
Series A

Security		Principal (000s)	Value

5.00%, 05/15/27	(Call 05/15/20)	$245	$286,643
5.00%, 05/15/32	(Call 05/15/20)	1,385	1,569,856
5.00%, 05/15/40	(Call 05/15/20)	2,475	2,802,616
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	564,995
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	380	426,007
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	950	972,458
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39	(Call 05/01/22)	415	426,541
Series A
4.00%, 11/01/41	(Call 05/01/22)	720	737,186
4.50%, 11/01/31	(Call 05/01/16) (AGM)	875	913,727
5.00%, 11/01/30	(Call 11/01/21)	500	588,940
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,142,220
5.00%, 11/01/37	(Call 11/01/21)	1,000	1,132,910
5.00%, 11/01/43	(Call 05/01/22)	500	558,350
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	249,434
City of Vernon CA Electric System Revenue RB
Series A
5.13%, 08/01/21	(Call 08/01/19)	500	561,115
City of Vista CA COP
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	301,658
Coast Community College District GO
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	516,655
5.00%, 08/01/38	(Call 08/01/23)	250	285,063
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	615	701,254
Series A
4.00%, 08/01/39	(Call 08/01/24)	250	255,753
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/28	(Call 07/01/19)	125	142,434
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	250	279,488
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	571,220
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	250	258,850
Series A
5.00%, 08/01/34	(Call 08/01/19)	1,425	1,621,009
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	300,130
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	184,250
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	543,840
East Bay Municipal Utility District Water System Revenue RB
Series 2014B
5.00%, 06/01/24		500	629,625
Series A

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 06/01/35	(PR 06/01/15) (NPFGC)	$875	$896,525
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	325	332,462
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	1,080	1,180,440
Series B
5.00%, 06/01/17		100	111,354
5.00%, 06/01/23		275	342,034
Eastern Municipal Water District COP
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	215,120
5.00%, 07/01/33	(Call 07/01/18)	330	367,056
5.00%, 07/01/35	(Call 07/01/18)	580	645,128
El Camino Community College District GO
Series C
0.00%, 08/01/32		700	358,617
0.00%, 08/01/33		125	60,988
0.00%, 08/01/34		500	233,395
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	284,298
Escondido Union High School District GO
Series C
0.00%, 08/01/46		350	83,654
0.00%, 08/01/51		1,155	211,931
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(Call 08/01/17) (AMBAC)	600	643,320
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	280,835
5.00%, 08/01/40	(Call 08/01/21)	190	212,458
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	70	45,331
Series A
0.00%, 01/01/19	(ETM)	565	541,298
0.00%, 01/01/20	(ETM)	1,100	1,029,765
0.00%, 01/01/23	(ETM)	225	191,997
0.00%, 01/01/25	(ETM) (AMBAC)	880	705,646
0.00%, 01/01/26	(ETM)	540	415,363
0.00%, 01/01/28	(ETM)	440	311,322
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	98,870
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	472,910
Imperial Irrigation District RB
5.00%, 11/01/33	(Call 11/01/18)	685	760,001
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	120,873
5.00%, 08/01/39	(Call 08/01/22)	500	562,970
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/20	(Call 08/01/15) (AGM)	460	474,633
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	375	415,822
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,400	2,634,288

Security		Principal (000s)	Value

Series E-1
5.00%, 08/01/33	(Call 08/01/18)	$250	$278,603
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	400	445,764
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(Call 08/15/18)	120	137,432
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		1,500	1,805,145
Series A
5.00%, 07/01/17		300	335,460
5.00%, 07/01/18		35	39,913
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	229,252
5.00%, 07/01/35	(Call 07/01/15) (AMBAC)	600	615,984
Series B
5.00%, 07/01/18		210	241,729
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37	(Call 08/01/22)	170	173,995
5.00%, 08/01/42	(Call 08/01/22)	500	555,760
Los Angeles County Sanitation Districts Financing Authority RB
5.00%, 10/01/34	(Call 10/01/15) (NPFGC-FGIC)	500	515,245
Series A
5.00%, 10/01/20		450	540,621
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/18		300	344,982
5.00%, 07/01/19		360	423,932
5.00%, 07/01/20		175	209,657
5.00%, 07/01/22	(Call 07/01/21)	500	600,590
5.00%, 07/01/27	(Call 01/01/23)	875	1,034,337
5.00%, 07/01/41	(Call 01/01/21)	250	276,763
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,400,550
Series A-1
5.00%, 07/01/15	(AGM)	535	550,467
5.00%, 07/01/35	(Call 07/01/15) (AGM)	640	657,050
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,795,150
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,341,588
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	905,156
5.00%, 07/01/44	(Call 07/01/17)	350	378,927
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	584,305
5.00%, 07/01/33	(Call 07/01/23)	500	579,335
5.00%, 07/01/43	(Call 07/01/22)	3,510	3,935,168
Series C
5.00%, 01/01/16	(Call 10/01/15)	300	312,234
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,200	1,390,056
5.00%, 07/01/39	(Call 07/01/24)	600	686,982
Los Angeles Municipal Improvement Corp. RB
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	33,413
5.00%, 09/01/25	(Call 09/01/18)	500	554,570
Los Angeles Unified School District/CA GO
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	850	930,044

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

4.50%, 07/01/24	(Call 07/01/17) (AGM)	$1,540	$1,683,158
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	825,147
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	107,970
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,805,365
5.00%, 07/01/20	(Call 07/01/15) (FGIC)	615	632,109
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	370,026
5.50%, 07/01/18	(FGIC)	250	291,130
Series A-2
5.00%, 07/01/21		500	604,570
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	820	874,161
4.75%, 07/01/20	(Call 07/01/16) (FGIC)	265	282,392
5.00%, 07/01/18		500	573,435
5.00%, 07/01/21	(PR 07/01/17) (AMBAC)	350	390,117
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	300	320,973
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	534,540
Series C
5.00%, 07/01/21		500	604,570
5.00%, 07/01/23		1,000	1,232,210
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,228,800
5.00%, 07/01/27	(Call 07/01/24)	1,000	1,206,340
5.00%, 07/01/30	(Call 07/01/24)	250	296,208
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	326,871
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	338,454
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	538,965
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	372,299
Series I
5.00%, 07/01/27	(Call 07/01/19)	300	346,176
5.00%, 01/01/34	(Call 07/01/19)	105	118,459
Series KRY
5.00%, 07/01/18		250	286,718
Series KY
5.00%, 07/01/16		350	375,868
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	250	47,138
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,000	132,250
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		500	556,430
Series A
5.00%, 07/01/20		350	420,360
5.00%, 10/01/29	(Call 04/01/22)	200	233,778
5.00%, 01/01/34	(Call 01/01/19)	100	112,398
5.00%, 07/01/35	(Call 07/01/15) (AGM)	700	718,648

Security		Principal (000s)	Value

Series B
5.00%, 07/01/21	(Call 07/01/18)	$225	$258,341
Series C
5.00%, 10/01/27		500	637,830
5.00%, 07/01/35	(Call 07/01/19)	450	510,426
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	400	311,532
Series E
5.00%, 06/01/37	(Call 08/01/22)	250	284,858
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	793,680
Newport Mesa Unified School District GO
0.00%, 08/01/34		500	228,055
0.00%, 08/01/36		500	204,830
0.00%, 08/01/38		500	188,640
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	720	772,495
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	562,340
Orange County Water District COP
5.00%, 08/15/39	(Call 08/15/19)	885	1,014,378
Palomar Health GO
Series A
0.00%, 08/01/31	(AGM)	500	250,420
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	145	163,490
Placentia-Yorba Linda Unified School District GO
Series D
0.00%, 08/01/40		500	161,545
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	134,656
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	1,100	1,255,716
Poway Unified School District GO
0.00%, 08/01/35		500	205,385
0.00%, 08/01/38		755	271,936
0.00%, 08/01/46		2,750	632,830
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	500	406,990
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	750	869,782
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,136,270
Sacramento Area Flood Control Agency SPECIAL AS
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	380	426,786
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	650	787,611
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/35	(PR 12/01/14) (AMBAC)	1,400	1,400,574
5.00%, 12/01/36	(PR 06/01/16) (NPFGC)	490	524,128
Series A
5.00%, 12/01/44	(Call 06/01/24)	1,000	1,150,100

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/41	(Call 08/15/23)	$500	$557,875
Series K
5.25%, 07/01/24	(AMBAC)	250	298,115
Series U
5.00%, 08/15/16	(AGM)	200	215,850
5.00%, 08/15/17	(AGM)	300	335,892
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,215	1,383,873
Series X
5.00%, 08/15/20		200	239,000
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	358,383
Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	45	47,954
San Diego Community College District GO
5.00%, 05/01/30	(PR 05/01/15) (AGM)	1,000	1,020,580
5.00%, 08/01/30	(Call 08/01/23)	250	295,468
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	605,170
5.00%, 08/01/43	(Call 08/01/23)	1,350	1,538,230
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	352,913
5.00%, 07/01/40	(Call 07/01/20)	475	529,440
5.00%, 07/01/43	(Call 07/01/23)	255	286,179
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48	(Call 04/01/24)	400	458,072
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	560,190
San Diego County Water Authority COP
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	800	882,696
5.00%, 05/01/38	(Call 05/01/18) (AGM)	490	541,857
Series A
5.00%, 05/01/30	(PR 05/01/15) (AGM)	580	591,965
San Diego County Water Authority RB
5.00%, 05/01/34	(Call 11/01/22)	500	579,995
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	294,880
5.25%, 05/15/25	(Call 05/15/20)	250	294,028
5.25%, 05/15/39	(Call 05/15/19)	500	571,030
Series B
5.00%, 05/15/18		1,100	1,260,820
5.00%, 05/15/22	(Call 05/15/19)	230	268,704
5.50%, 05/15/23	(Call 05/15/19)	625	743,744
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,163,700
San Diego Regional Building Authority RB
5.38%, 02/01/36	(Call 02/01/19)	400	457,252
San Diego Unified School District/CA GO
0.00%, 07/01/30		790	435,250
0.00%, 07/01/35		300	123,675
0.00%, 07/01/38		500	180,740
0.00%, 07/01/45		1,595	416,215

Security		Principal (000s)	Value

Series A
0.00%, 07/01/19	(NPFGC)	$400	$372,284
Series C
0.00%, 07/01/46		500	124,100
0.00%, 07/01/47	(Call 07/01/40)	300	182,244
0.00%, 07/01/48	(Call 07/01/40)	250	151,640
5.00%, 07/01/35	(Call 07/01/23)	150	171,836
Series E
0.00%, 07/01/32		500	246,120
0.00%, 07/01/47	(Call 07/01/42)	1,000	510,250
5.25%, 07/01/42		840	421,050
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,199,295
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	308,260
Series R-1
0.00%, 07/01/31		1,535	796,957
Series R-3
5.00%, 07/01/21		500	605,615
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	259,273
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	108,996
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/36	(Call 07/01/22)	500	567,065
San Francisco City & County Airports Commission San Francisco International Airport RB
5.00%, 05/01/19		150	174,848
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	495	583,021
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	215,075
5.25%, 05/01/17	(NPFGC-FGIC)	130	144,977
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	1,003,572
Series B
4.90%, 05/01/29	(Call 11/01/19)	500	572,965
5.00%, 05/01/43	(Call 05/01/23)	250	279,860
5.00%, 05/01/44	(Call 05/01/24)	500	562,750
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	872,008
San Joaquin County Transportation Authority RB
Series A
6.00%, 03/01/36	(Call 03/01/21)	240	293,510
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	500	498,965
0.00%, 01/01/20	(ETM)	170	159,146
0.00%, 01/01/22	(ETM)	220	194,427
0.00%, 01/01/23	(ETM)	250	213,330
0.00%, 01/01/26	(ETM)	280	215,373
0.00%, 01/01/28	(ETM)	400	283,020
5.00%, 01/15/34	(Call 01/15/25)	750	817,807
5.00%, 01/15/50	(Call 01/15/25)	1,750	1,832,075
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	250	284,883
San Jose Unified School District GO
Series D
5.00%, 08/01/32	(Call 08/01/18)	125	139,301

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

San Marcos Unified School District GO
Series B
0.00%, 08/01/47		$500	$117,935
0.00%, 08/01/51		1,500	275,235
San Mateo County Community College District GO
Series B
5.00%, 09/01/31	(PR 09/01/16)	400	432,424
5.00%, 09/01/38	(PR 09/01/16)	550	594,583
San Mateo County Transportation Authority RB
Series A
4.75%, 06/01/34	(Call 06/01/15) (NPFGC)	495	503,900
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/36	(Call 07/15/18)	750	832,170
San Mateo Union High School District GO
0.00%, 09/01/33		500	317,280
0.00%, 09/01/41	(Call 09/01/36)	500	331,725
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	374,977
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,025	1,110,885
Series B
5.00%, 04/01/19		150	175,500
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,000	1,022,530
Southern California Public Power Authority RB
0.00%, 07/01/15	(NPFGC)	200	199,680
5.00%, 07/01/25	(Call 07/01/20)	205	241,539
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	815,605
Series B
6.00%, 07/01/27	(Call 07/01/18)	195	229,115
Southwestern Community College District GO
Series C
0.00%, 08/01/46		1,000	225,780
State of California Department of Transportation RB
Series A
5.00%, 02/01/15	(NPFGC-FGIC)	615	620,264
State of California Department of Water Resources Power Supply Revenue RB
Series H
5.00%, 05/01/21	(Call 05/01/18) (AGM)	500	571,165
5.00%, 05/01/22	(Call 05/01/18) (AGM)	1,150	1,309,907
Series K
4.00%, 05/01/18		320	355,562
5.00%, 05/01/18		1,540	1,762,592
Series L
4.00%, 05/01/15		375	381,169
5.00%, 05/01/16		130	138,701
5.00%, 05/01/17		1,500	1,664,160
5.00%, 05/01/18		285	326,194
5.00%, 05/01/19		2,300	2,699,809
5.00%, 05/01/20		210	251,834
5.00%, 05/01/21	(Call 05/01/20)	1,490	1,772,727
5.00%, 05/01/22	(Call 05/01/20)	1,400	1,665,650
Series M
4.00%, 05/01/15		275	279,524
4.00%, 05/01/16		1,550	1,631,948
5.00%, 05/01/15		250	255,175

Security		Principal (000s)	Value

5.00%, 05/01/16		$600	$640,158
Series N
5.00%, 05/01/15		500	510,350
5.00%, 05/01/20		2,110	2,530,333
5.00%, 05/01/21		650	789,457
State of California Department of Water Resources RB
5.00%, 12/01/25	(PR 06/01/18)	490	561,942
5.00%, 12/01/25	(Call 06/01/18)	10	11,386
5.00%, 12/01/26	(PR 06/01/18)	480	550,474
5.00%, 12/01/26	(Call 06/01/18)	20	22,749
Series AG
5.00%, 12/01/26	(PR 12/01/19)	230	273,406
5.00%, 12/01/26	(Call 12/01/19)	20	23,566
5.00%, 12/01/29	(PR 12/01/19)	255	303,124
5.00%, 12/01/29	(Call 12/01/19)	65	75,431
Series AS
5.00%, 12/01/22		500	618,575
5.00%, 12/01/25	(Call 12/01/24)	400	500,352
5.00%, 12/01/26	(Call 12/01/24)	500	619,860
5.00%, 12/01/27	(Call 12/01/24)	500	615,715
State of California GO
3.00%, 12/01/32	(Call 06/01/19)	200	214,624
3.50%, 03/01/17		100	106,660
4.00%, 12/01/18	(Call 12/01/17)	250	272,768
4.00%, 05/01/23		1,000	1,139,110
4.00%, 11/01/44	(Call 11/01/24)	500	509,020
4.50%, 03/01/21	(Call 03/01/20)	660	752,473
4.50%, 08/01/26	(Call 02/01/17)	900	959,544
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,154,375
5.00%, 11/01/16		275	299,082
5.00%, 02/01/17		1,000	1,096,750
5.00%, 03/01/17	(PR 03/01/15)	5	5,063
5.00%, 03/01/17	(Call 03/01/15)	445	450,456
5.00%, 04/01/17		485	535,028
5.00%, 06/01/17	(SGI)	375	416,014
5.00%, 03/01/18	(PR 03/01/15)	265	268,320
5.00%, 03/01/18	(Call 03/01/15)	485	490,932
5.00%, 04/01/18		500	568,930
5.00%, 05/01/18	(Call 05/01/15)	600	612,054
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	620,682
5.00%, 08/01/18	(Call 02/01/17)	550	600,963
5.00%, 11/01/18		500	578,520
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	387,656
5.00%, 08/01/19	(Call 02/01/17)	640	697,555
5.00%, 10/01/19		800	943,376
5.00%, 04/01/20		215	254,397
5.00%, 09/01/20		170	202,526
5.00%, 10/01/20	(Call 10/01/16)	1,400	1,626,962
5.00%, 12/01/20		1,300	1,477,272
5.00%, 08/01/21	(Call 08/01/15)	215	221,824
5.00%, 11/01/21	(Call 11/01/17)	900	1,003,761
5.00%, 12/01/21	(Call 12/01/16)	250	273,085
5.00%, 03/01/22	(PR 03/01/15) (AMBAC)	285	288,571
5.00%, 03/01/22	(Call 03/01/15) (AMBAC)	265	268,228
5.00%, 08/01/22	(Call 02/01/17)	500	542,360
5.00%, 03/01/23	(Call 03/01/16)	315	333,175
5.00%, 11/01/23	(Call 11/01/20)	500	593,765
5.00%, 12/01/23		500	613,990
5.00%, 02/01/24	(Call 02/01/22)	220	262,214

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 06/01/24	(Call 06/01/17) (NPFGC)	$350	$385,007
5.00%, 08/01/24	(Call 02/01/17)	750	810,997
5.00%, 10/01/24	(Call 04/01/18)	1,000	1,128,660
5.00%, 11/01/24	(Call 11/01/20)	250	296,000
5.00%, 12/01/24	(Call 12/01/17)	500	556,290
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,188,450
5.00%, 03/01/25	(Call 03/01/20)	750	869,880
5.00%, 08/01/25	(Call 08/01/15) (AGM)	535	551,965
5.00%, 09/01/25	(Call 09/01/23)	500	599,495
5.00%, 10/01/25	(Call 04/01/18)	900	1,013,571
5.00%, 10/01/26	(Call 10/01/24)	500	603,715
5.00%, 12/01/26	(Call 12/01/16)	800	869,488
5.00%, 03/01/27	(Call 03/01/20)	300	345,672
5.00%, 05/01/27	(Call 05/01/15)	355	361,887
5.00%, 09/01/27	(Call 09/01/16)	500	538,375
5.00%, 11/01/27	(Call 11/01/23)	700	824,075
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,155,770
5.00%, 10/01/29	(Call 10/01/19)	1,000	1,115,660
5.00%, 09/01/30	(Call 09/01/18)	500	559,815
5.00%, 02/01/31	(Call 02/01/22)	500	576,300
5.00%, 10/01/31	(Call 10/01/24)	2,825	3,327,031
5.00%, 02/01/32	(Call 02/01/22)	500	575,240
5.00%, 05/01/32	(Call 05/01/24)	1,000	1,167,580
5.00%, 06/01/32	(Call 06/01/17)	1,220	1,319,698
5.00%, 08/01/33	(PR 08/01/15)	350	361,406
5.00%, 09/01/35	(Call 09/01/16)	1,040	1,105,343
5.00%, 06/01/37	(Call 06/01/17)	1,790	1,924,375
5.00%, 11/01/37	(Call 11/01/17)	1,000	1,087,190
5.00%, 12/01/37	(Call 12/01/17)	885	964,305
5.00%, 02/01/38	(Call 02/01/23)	1,060	1,197,058
5.00%, 04/01/38	(Call 04/01/18)	1,230	1,350,343
5.00%, 10/01/41	(Call 10/01/21)	3,500	3,897,845
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,118,290
5.00%, 09/01/42	(Call 09/01/22)	750	843,157
5.00%, 04/01/43	(Call 04/01/23)	610	684,109
5.00%, 11/01/43	(Call 11/01/23)	1,000	1,128,820
5.25%, 09/01/22		815	1,005,319
5.25%, 10/01/22		600	740,736
5.25%, 09/01/25	(Call 09/01/21)	750	898,627
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,585,691
5.25%, 08/01/32	(AGM)	745	907,976
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,347,692
5.50%, 04/01/19		525	623,164
5.50%, 11/01/39	(Call 11/01/19)	2,100	2,422,812
5.50%, 03/01/40	(Call 03/01/20)	170	195,339
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,187,240
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,177,510
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,467,264
6.00%, 04/01/38	(Call 04/01/19)	2,250	2,694,960
6.00%, 11/01/39	(Call 11/01/19)	365	444,632
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,831,035
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	620,031
Series A
4.00%, 07/01/16		90	95,239
4.40%, 07/01/18		200	225,926
4.60%, 07/01/19		360	418,723
5.00%, 07/01/18		350	402,748
5.00%, 07/01/20	(PR 07/01/19)	650	767,676
5.00%, 07/01/22	(Call 07/01/16)	1,990	2,127,469

Security		Principal (000s)	Value

5.25%, 07/01/21	(PR 07/01/19)	$400	$476,896
5.25%, 07/01/21	(Call 07/01/19)	225	264,434
University of California RB
Series AF
5.00%, 05/15/16		750	802,342
5.00%, 05/15/18		250	286,438
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,131,740
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,159,040
5.00%, 05/15/38	(Call 05/15/23)	1,370	1,557,005
Series AK
5.00%, 05/15/48		1,750	2,142,927
Series AM
5.00%, 05/15/44	(Call 05/15/24)	700	796,047
Series D
5.00%, 05/15/41	(Call 05/15/16)	500	530,930
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,204,370
5.00%, 05/15/26	(Call 05/15/22)	500	596,240
5.00%, 05/15/32	(Call 05/15/22)	725	833,859
5.00%, 05/15/37	(Call 05/15/22)	500	560,385
5.00%, 05/15/42	(Call 05/15/22)	950	1,062,052
Series J
4.50%, 05/15/35	(Call 05/15/15) (AGM)	850	871,666
Vacaville Unified School District GO
5.00%, 08/01/25	(Call 08/01/17) (AMBAC)	380	417,544
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	250	286,298
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	500	559,575
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	221,777
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	138,100
William S Hart Union High School District GO
Series A
0.00%, 08/01/33		450	196,016
Series B
0.00%, 08/01/34	(AGM)	500	211,545
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	167,530
4.00%, 08/01/38	(Call 08/01/23)	500	512,520
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	245	277,440
5.00%, 08/01/32	(Call 08/01/18) (AGM)	500	561,380
Yuba Community College District GO
Series A
5.00%, 08/01/22	(Call 08/01/17) (AMBAC)	430	475,004

			326,507,599

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $307,533,925)			326,507,599

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

November 30, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 2.47%

MONEY MARKET FUNDS — 2.47%
BlackRock Liquidity Funds: California Money Fund, Institutional Shares 0.01%[a,b]	8,225	$8,224,649

		8,224,649

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,224,649)		8,224,649

TOTAL INVESTMENTS IN SECURITIES — 100.53%
(Cost: $315,758,574)		334,732,248
Other Assets, Less Liabilities — (0.53)%		(1,772,572)

NET ASSETS — 100.00%		$332,959,676

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp. - Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

Radian-IBCC  —  Radian Asset Assurance - Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

47

Schedule of Investments  (Unaudited)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 52.43%

ADVERTISING — 0.02%
WPP Finance 2010
5.63%, 11/15/43	$25	$28,018

		28,018

AEROSPACE & DEFENSE — 0.71%
Boeing Co. (The)
6.13%, 02/15/33	75	97,819
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	24,364
Lockheed Martin Corp.
4.07%, 12/15/42	167	164,936
Northrop Grumman Corp.
4.75%, 06/01/43	50	53,378
Northrop Grumman Systems Corp.
7.75%, 02/15/31	46	64,149
Raytheon Co.
4.88%, 10/15/40	76	86,457
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	50	56,449
United Technologies Corp.
4.50%, 06/01/42	85	92,425
5.70%, 04/15/40	31	38,862
6.05%, 06/01/36	66	85,222
6.70%, 08/01/28	100	133,669
7.50%, 09/15/29	50	71,877

		969,607

AGRICULTURE — 0.67%
Altria Group Inc.
5.38%, 01/31/44	210	233,624
10.20%, 02/06/39	46	79,196
Archer-Daniels-Midland Co.
4.54%, 03/26/42	75	78,870
5.38%, 09/15/35	51	59,291
Lorillard Tobacco Co.
7.00%, 08/04/41[a]	25	31,388
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	50	51,141
Philip Morris International Inc.
4.50%, 03/20/42	101	103,649
4.88%, 11/15/43	50	54,604
6.38%, 05/16/38	100	126,742
Reynolds American Inc.
7.25%, 06/15/37	76	95,186

		913,691

AIRLINES — 0.16%
U.S. Airways 2012-2 Pass Through Trust Class A
4.63%, 12/03/26	48	49,946

Security	Principal (000s)	Value

United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[a]	$25	$25,250
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	150	150,000

		225,196

APPAREL — 0.11%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	100	96,721
Nine West Holdings Inc.
6.13%, 11/15/34	25	15,625
VF Corp.
6.45%, 11/01/37	26	34,486

		146,832

AUTO MANUFACTURERS — 0.38%
Daimler Finance North America LLC
8.50%, 01/18/31	51	77,171
Ford Motor Co.
4.75%, 01/15/43	50	51,698
6.63%, 10/01/28	100	123,506
7.40%, 11/01/46	50	69,394
7.45%, 07/16/31	85	114,791
General Motors Co.
6.25%, 10/02/43	75	87,188

		523,748

AUTO PARTS & EQUIPMENT — 0.10%
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	25	26,375
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	50	50,479
5.25%, 12/01/41 (Call 06/01/41)[a]	26	28,723
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	25	25,000

		130,577

BANKS — 4.69%
Bank of America Corp.
4.25%, 10/22/26	160	160,654
5.00%, 01/21/44	350	385,209
7.75%, 05/14/38	125	174,894
Bank One Corp.
7.63%, 10/15/26	90	119,423
BNP Paribas SA
7.20%, 12/31/49 (Call 06/25/37)[b,c]	100	116,000
Citigroup Inc.
5.30%, 05/06/44	75	79,953
5.50%, 09/13/25	75	83,687
6.00%, 10/31/33	250	289,906
6.13%, 08/25/36	100	117,826
6.88%, 03/05/38[a]	117	158,577
8.13%, 07/15/39	100	152,314
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
5.25%, 05/24/41	190	223,904

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[c]	$100	$119,000
Fifth Third Bancorp
8.25%, 03/01/38	50	74,609
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44 (Call 01/08/44)	250	262,306
5.95%, 01/15/27	205	237,831
6.13%, 02/15/33[a]	75	91,779
6.45%, 05/01/36	30	35,744
6.75%, 10/01/37	70	87,060
HBOS PLC
6.00%, 11/01/33[c]	60	68,413
HSBC Capital Funding LP/Jersey
10.18%, 12/29/49 (Call 06/30/30)[b,c]	25	37,500
HSBC Holdings PLC
6.10%, 01/14/42	300	389,705
6.50%, 05/02/36	100	127,067
6.80%, 06/01/38	200	262,288
JPMorgan Chase & Co.
4.85%, 02/01/44	170	185,602
5.60%, 07/15/41	100	120,220
6.40%, 05/15/38	175	228,803
KfW
0.00%, 04/18/36	75	39,789
0.00%, 06/29/37	142	70,322
Morgan Stanley
5.00%, 11/24/25	125	134,002
6.38%, 07/24/42	101	131,843
7.25%, 04/01/32	150	204,457
Northern Trust Corp.
3.95%, 10/30/25	50	52,277
Regions Financial Corp.
7.38%, 12/10/37	50	64,540
Royal Bank of Scotland Group PLC
7.65%, 12/31/49 (Call 09/30/31)[b]	50	58,500
Standard Chartered PLC
7.01%, 07/29/49 (Call 07/30/37)[a,b,c]	200	223,560
VTB Bank OJSC Via VTB Capital SA
6.25%, 06/30/35[d]	100	100,617
Wachovia Corp.
5.50%, 08/01/35	140	160,033
Wells Fargo & Co.
4.10%, 06/03/26	375	383,803
5.38%, 11/02/43	125	139,651
5.61%, 01/15/44	170	196,531
Wells Fargo Capital X
5.95%, 12/01/86	75	76,313

		6,426,512
BEVERAGES — 0.72%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	50	52,900
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40	20	25,914
8.20%, 01/15/39	225	346,076
Diageo Capital PLC
5.88%, 09/30/36	75	93,269
Diageo Investment Corp.
4.25%, 05/11/42	7	7,006
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	10	14,215

Security	Principal (000s)	Value

FBG Finance Pty Ltd.
5.88%, 06/15/35[c]	$100	$119,629
Heineken NV
4.00%, 10/01/42[c]	24	22,737
Molson Coors Brewing Co.
5.00%, 05/01/42[a]	51	53,790
PepsiCo Inc.
3.60%, 08/13/42	150	137,299
5.50%, 01/15/40	100	118,924

		991,759
BIOTECHNOLOGY — 0.51%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	100	108,609
5.38%, 05/15/43 (Call 11/15/42)	99	110,750
5.65%, 06/15/42 (Call 12/15/41)	25	28,974
6.38%, 06/01/37	100	123,671
6.40%, 02/01/39	75	93,107
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	75	76,326
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	15	16,193
5.65%, 12/01/41 (Call 06/01/41)	114	137,486

		695,116
BUILDING MATERIALS — 0.13%
Holcim Capital Corp. Ltd.
6.88%, 09/29/39[c]	75	94,629
Lafarge SA
7.13%, 07/15/36	25	29,250
Masco Corp.
7.75%, 08/01/29	25	28,750
Owens Corning
7.00%, 12/01/36	25	29,878

		182,507
CHEMICALS — 1.16%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	50	58,516
Ashland Inc.
6.88%, 05/15/43 (Call 02/15/43)	25	26,875
CF Industries Inc.
5.15%, 03/15/34	100	105,857
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	50	49,109
4.38%, 11/15/42 (Call 05/15/42)	50	48,355
5.25%, 11/15/41 (Call 05/15/41)	26	28,298
7.38%, 11/01/29	75	100,738
9.40%, 05/15/39	86	138,801
E.I. du Pont de Nemours & Co.
4.15%, 02/15/43	25	24,450
4.90%, 01/15/41	41	44,264
6.50%, 01/15/28	50	65,083
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	75	75,902
4.80%, 09/01/42 (Call 03/01/42)	26	26,740
Ecolab Inc.
5.50%, 12/08/41	36	42,447

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	$80	$83,816
Mexichem SAB de CV
6.75%, 09/19/42[d]	200	215,000
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	50	51,904
4.40%, 07/15/44 (Call 01/15/44)	140	143,131
5.50%, 08/15/25	26	30,241
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	24	26,790
5.63%, 11/15/43 (Call 05/15/43)[a]	75	85,375
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	76	91,471
PPG Industries Inc.
5.50%, 11/15/40	25	29,818

		1,592,981
COMMERCIAL SERVICES — 0.44%
ADT Corp. (The)
4.88%, 07/15/42	25	20,688
DP World Ltd.
6.85%, 07/02/37[c]	100	115,000
ERAC USA Finance LLC
5.63%, 03/15/42[c]	25	28,878
7.00%, 10/15/37[c]	125	167,878
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	25	25,344
Leidos Inc.
5.50%, 07/01/33	25	24,173
Massachusetts Institute of Technology
4.68%, 07/01/14	100	109,037
President and Fellows of Harvard College
6.30%, 10/01/37 (Call 04/01/16)	52	55,770
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)	25	25,937
Western Union Co. (The)
6.20%, 11/17/36	26	27,566

		600,271
COMPUTERS — 0.51%
Apple Inc.
3.85%, 05/04/43	230	223,982
Dell Inc.
6.50%, 04/15/38	25	23,000
7.10%, 04/15/28	25	25,500
Hewlett-Packard Co.
6.00%, 09/15/41	101	110,816
International Business Machines Corp.
5.60%, 11/30/39	189	229,216
7.00%, 10/30/25	25	33,377
Seagate HDD Cayman
4.75%, 01/01/25[a,c]	25	25,625
5.75%, 12/01/34 (Call 06/01/34)[c]	30	31,350

		702,866
COSMETICS & PERSONAL CARE — 0.20%
Avon Products Inc.
6.95%, 03/15/43	50	41,375

Security	Principal (000s)	Value

Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	$26	$24,226
Procter & Gamble Co. (The)
5.55%, 03/05/37	114	144,484
5.80%, 08/15/34	50	64,720

		274,805
DIVERSIFIED FINANCIAL SERVICES — 1.93%
Ally Financial Inc.
8.00%, 11/01/31	100	125,250
American Express Co.
4.05%, 12/03/42	50	48,894
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[c]	25	26,654
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[c]	50	56,952
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	25	29,924
Credit Suisse USA Inc.
7.13%, 07/15/32	66	93,205
FMR LLC
7.57%, 06/15/29[c]	100	137,258
General Electric Capital Corp.
5.88%, 01/14/38	285	352,506
6.15%, 08/07/37	275	350,333
Series A
6.75%, 03/15/32	400	537,218
Goldman Sachs Capital I
6.35%, 02/15/34	273	321,149
Jefferies Group LLC
6.25%, 01/15/36	90	96,432
Legg Mason Inc.
5.63%, 01/15/44	25	28,153
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	26	37,570
Navient Corp.
5.63%, 08/01/33	25	20,938
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[d]	200	261,000
Siemens Financieringsmaatschappij NV
6.13%, 08/17/26[c]	100	126,093

		2,649,529
ELECTRIC — 6.68%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[a,c]	100	126,130
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	140	141,542
6.00%, 03/01/39	50	63,919
Appalachian Power Co.
7.00%, 04/01/38	111	150,531
Series L
5.80%, 10/01/35	50	59,903
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	51	54,171
Baltimore Gas & Electric Co.
6.35%, 10/01/36	51	66,439
Berkshire Hathaway Energy Co.
6.13%, 04/01/36[a]	279	343,597
6.50%, 09/15/37	200	257,819

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)[a]	$50	$50,875
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	65	59,977
Cleco Power LLC
6.00%, 12/01/40	25	29,786
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	100	104,931
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	150	143,947
Series 08-B
6.75%, 04/01/38	135	181,824
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	50	48,818
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	50	52,268
Dominion Resources Inc./VA
7.00%, 06/15/38	100	133,148
Series C
4.90%, 08/01/41 (Call 02/01/41)	30	31,905
Series F
5.25%, 08/01/33	100	112,172
DTE Electric Co.
3.95%, 06/15/42 (Call 12/15/41)	40	39,242
4.30%, 07/01/44 (Call 01/01/44)	100	103,987
Duke Energy Carolinas LLC
6.10%, 06/01/37	138	173,244
Series A
6.00%, 12/01/28	50	61,701
Duke Energy Florida Inc.
6.40%, 06/15/38	100	134,242
Duke Energy Progress Inc.
4.10%, 05/15/42 (Call 11/15/41)	196	198,406
E.ON International Finance BV
6.65%, 04/30/38[c]	50	65,295
Electricite de France SA
4.88%, 01/22/44[c]	275	296,330
Enel Finance International NV
6.80%, 09/15/37[c]	100	126,401
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	50	50,251
Exelon Corp.
5.63%, 06/15/35	175	197,045
Exelon Generation Co. LLC
6.25%, 10/01/39	100	113,857
FirstEnergy Corp.
Series C
7.38%, 11/15/31	50	60,631
FirstEnergy Solutions Corp.
6.80%, 08/15/39	30	31,727
FirstEnergy Transmission LLC
5.45%, 07/15/44 (Call 01/15/44)[c]	50	52,760
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	175	174,862
4.05%, 10/01/44 (Call 04/01/44)	30	30,334
4.13%, 02/01/42 (Call 08/02/41)	100	101,132
5.63%, 04/01/34	90	110,730
GenOn Americas Generation LLC
9.13%, 05/01/31	100	92,500
Georgia Power Co.
4.30%, 03/15/42	190	193,529

Security	Principal (000s)	Value

Great River Energy
6.25%, 07/01/38[c]	$50	$62,761
Hydro-Quebec
8.05%, 07/07/24	25	35,065
9.38%, 04/15/30	25	40,972
Interstate Power & Light Co.
6.25%, 07/15/39	25	32,610
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	24	26,953
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	31	34,984
Korea Electric Power Corp.
5.13%, 04/23/34[c]	50	55,568
Majapahit Holding BV
7.88%, 06/29/37[d]	200	244,000
Massachusetts Electric Co.
5.90%, 11/15/39[a,c]	50	63,347
Metropolitan Edison Co.
4.00%, 04/15/25[c]	100	102,002
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[c]	100	118,167
Nevada Power Co.
Series R
6.75%, 07/01/37	25	33,950
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[c]	150	155,525
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	125	129,668
5.95%, 06/15/41 (Call 12/15/40)	56	66,309
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	151	136,495
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	75	78,973
Oglethorpe Power Corp.
4.55%, 06/01/44	75	75,428
5.25%, 09/01/50	51	55,691
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)[a]	50	53,210
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	20	23,588
7.25%, 01/15/33	100	140,883
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	65	58,128
4.45%, 04/15/42 (Call 10/15/41)	26	25,735
4.75%, 02/15/44 (Call 08/15/43)	50	52,541
5.80%, 03/01/37	50	58,958
6.05%, 03/01/34	125	154,466
6.25%, 03/01/39	100	124,042
PacifiCorp
6.00%, 01/15/39	100	125,103
Potomac Electric Power Co.
6.50%, 11/15/37	15	19,904
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	150	160,389
PPL Energy Supply LLC
6.00%, 12/15/36	25	23,690
Progress Energy Inc.
6.00%, 12/01/39	50	62,190
7.75%, 03/01/31	100	140,108
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	23,351
4.30%, 03/15/44 (Call 09/15/43)	125	130,607

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Public Service Electric & Gas Co.
3.80%, 01/01/43 (Call 07/01/42)	$76	$73,387
Series D
5.25%, 07/01/35	50	58,982
Series I
4.00%, 06/01/44 (Call 12/01/43)	50	49,789
Puget Sound Energy Inc.
5.64%, 04/15/41 (Call 10/15/40)	31	38,645
5.76%, 10/01/39	50	62,065
San Diego Gas & Electric Co.
3.95%, 11/15/41	50	49,064
6.13%, 09/15/37	30	38,494
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43[d]	200	203,352
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	26	26,770
4.50%, 06/01/64 (Call 12/01/63)	50	50,348
6.05%, 01/15/38	51	64,037
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	126	124,661
4.65%, 10/01/43 (Call 04/01/43)	175	192,754
Series 08-A
5.95%, 02/01/38	16	20,413
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	50	51,719
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[c]	25	32,491
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	90	87,539
Virginia Electric and Power Co.
4.45%, 02/15/44 (Call 08/15/43)	75	78,947
8.88%, 11/15/38	50	82,238
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	50	50,123
4.13%, 03/01/42 (Call 09/01/41)	26	26,252
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	26	24,412
4.25%, 06/01/44 (Call 12/01/43)	50	51,569
Wisconsin Power & Light Co.
6.38%, 08/15/37	50	66,567

		9,151,887

ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
6.00%, 08/15/32	50	63,818
6.13%, 04/15/39	3	3,928

		67,746
ELECTRONICS — 0.25%
Honeywell International Inc.
5.38%, 03/01/41	125	152,655
5.70%, 03/15/37	25	31,293
Koninklijke Philips NV
5.00%, 03/15/42	75	81,916
6.88%, 03/11/38	20	26,755
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	50	56,274

		348,893

Security	Principal (000s)	Value

ENGINEERING & CONSTRUCTION — 0.18%
ABB Finance USA Inc.
4.38%, 05/08/42	$66	$69,816
Odebrecht Finance Ltd.
5.25%, 06/27/29[d]	200	180,000

		249,816
ENTERTAINMENT — 0.02%
Regal Entertainment Group
5.75%, 02/01/25 (Call 02/01/18)	25	23,188

		23,188

ENVIRONMENTAL CONTROL — 0.16%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	51	61,512
Waste Management Inc.
6.13%, 11/30/39	75	94,566
7.00%, 07/15/28	50	66,600

		222,678
FOOD — 1.16%
Campbell Soup Co.
3.80%, 08/02/42[a]	26	23,079
Cargill Inc.
4.10%, 11/01/42[c]	150	150,153
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	74	74,400
8.25%, 09/15/30	25	35,354
Delhaize Group SA
5.70%, 10/01/40	80	85,468
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	50	48,660
5.40%, 06/15/40	25	28,749
H.J. Heinz Finance Co.
6.75%, 03/15/32	25	26,938
7.13%, 08/01/39[c]	50	55,250
Kellogg Co.
Series B
7.45%, 04/01/31	56	74,455
Kraft Foods Group Inc.
5.00%, 06/04/42	149	160,322
6.88%, 01/26/39	50	65,038
Kroger Co. (The)
5.15%, 08/01/43 (Call 02/01/43)	25	27,220
5.40%, 07/15/40 (Call 01/15/40)	50	56,201
6.90%, 04/15/38	26	34,216
7.50%, 04/01/31	50	66,418
Mondelez International Inc.
6.50%, 02/09/40	160	207,488
Safeway Inc.
7.25%, 02/01/31[a]	25	24,750
Sysco Corp.
4.35%, 10/02/34 (Call 04/02/34)	100	105,440
5.38%, 09/21/35	66	77,038
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	53,290

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Unilever Capital Corp.
5.90%, 11/15/32	$80	$107,165

		1,587,092
FOREST PRODUCTS & PAPER — 0.22%
Clearwater Paper Corp.
5.38%, 02/01/25[c]	25	25,250
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	50	55,358
Georgia-Pacific LLC
7.75%, 11/15/29	41	57,631
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	50	49,726
7.30%, 11/15/39	56	73,618
Westvaco Corp.
8.20%, 01/15/30	26	33,887

		295,470
GAS — 0.36%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	25	25,549
5.88%, 03/15/41 (Call 09/15/40)	56	68,809
Atmos Energy Corp.
5.50%, 06/15/41 (Call 12/15/40)	75	91,094
Boston Gas Co.
4.49%, 02/15/42[c]	25	26,719
KeySpan Corp.
5.80%, 04/01/35	50	58,507
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	50	54,366
Sempra Energy
6.00%, 10/15/39	60	73,437
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	40	38,363
Southwest Gas Corp.
4.88%, 10/01/43 (Call 04/01/43)	50	56,051

		492,895
HEALTH CARE — PRODUCTS — 0.48%
Baxter International Inc.
4.50%, 06/15/43 (Call 12/15/42)[a]	25	26,378
6.25%, 12/01/37	75	97,339
Becton, Dickinson and Co.
5.00%, 11/12/40	25	26,369
Boston Scientific Corp.
7.38%, 01/15/40	50	66,747
Covidien International Finance SA
6.55%, 10/15/37	61	79,631
Hospira Inc.
5.60%, 09/15/40 (Call 03/15/40)	50	54,190
Medtronic Inc.
4.50%, 03/15/42 (Call 09/15/41)	40	40,974
4.63%, 03/15/44 (Call 09/15/43)[a]	100	104,235
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	50	52,258
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	50	49,267

Security	Principal (000s)	Value

Zimmer Holdings Inc.
5.75%, 11/30/39	$50	$57,958

		655,346
HEALTH CARE — SERVICES — 0.86%
Aetna Inc.
4.75%, 03/15/44 (Call 09/15/43)	50	53,136
6.75%, 12/15/37	100	130,944
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	75	85,582
HCA Inc.
5.25%, 04/15/25	50	51,500
7.50%, 11/06/33	25	26,250
7.50%, 11/15/95	25	24,250
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	101	98,829
Quest Diagnostics Inc.
5.75%, 01/30/40	76	83,931
Tenet Healthcare Corp.
6.88%, 11/15/31	25	24,000
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	50	52,839
5.80%, 03/15/36	96	117,241
6.88%, 02/15/38	141	191,542
WellPoint Inc.
4.65%, 01/15/43	51	52,089
5.10%, 01/15/44	175	191,492

		1,183,625
HOLDING COMPANIES — DIVERSIFIED — 0.11%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[c]	100	144,372

		144,372
HOME BUILDERS — 0.03%
MDC Holdings Inc.
6.00%, 01/15/43 (Call 10/15/42)	25	21,000
PulteGroup Inc.
6.38%, 05/15/33	25	25,438

		46,438
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
5.30%, 03/01/41	50	59,907
6.63%, 08/01/37	25	34,419

		94,326
INSURANCE — 3.08%
ACE INA Holdings Inc.
4.15%, 03/13/43	50	50,541
Aflac Inc.
6.45%, 08/15/40	101	130,176
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	25,134
Allstate Corp. (The)
4.50%, 06/15/43	75	79,823
5.20%, 01/15/42	26	30,339

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	$50	$50,857
6.25%, 05/01/36	120	151,265
8.18%, 05/15/68 (Call 05/15/38)[b]	150	207,000
Aon Corp.
6.25%, 09/30/40	100	123,647
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	50	55,309
AXA SA
8.60%, 12/15/30	101	136,350
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	135	166,919
Chubb Corp. (The)
6.00%, 05/11/37	31	39,938
6.50%, 05/15/38	25	34,148
Cincinnati Financial Corp.
6.92%, 05/15/28	25	31,300
GE Global Insurance Holding Corp.
7.00%, 02/15/26	75	95,580
Guardian Life Insurance Co. of America (The)
7.38%, 09/30/39[c]	50	69,299
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	75	73,019
Liberty Mutual Group Inc.
4.85%, 08/01/44[c]	100	98,314
6.50%, 05/01/42[c]	24	29,139
7.80%, 03/07/87[c]	75	87,938
Lincoln National Corp.
7.00%, 06/15/40	95	128,785
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	50	46,894
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	50	50,144
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/41[c]	50	57,496
8.88%, 06/01/39[c]	44	69,944
MetLife Inc.
4.13%, 08/13/42	190	186,605
4.88%, 11/13/43	50	54,604
6.38%, 06/15/34	100	130,141
6.40%, 12/15/66 (Call 12/15/31)	100	111,250
10.75%, 08/01/69 (Call 08/01/34)	25	41,000
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[c]	100	156,356
New York Life Insurance Co.
6.75%, 11/15/39[c]	80	109,557
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[c]	100	126,551
Pacific Life Insurance Co.
9.25%, 06/15/39[c]	75	118,778
Principal Financial Group Inc.
4.35%, 05/15/43	76	76,434
Progressive Corp. (The)
4.35%, 04/25/44	75	78,383
Provident Financing Trust I
7.41%, 03/15/38	25	29,625
Prudential Financial Inc.
4.60%, 05/15/44[a]	50	50,935
5.70%, 12/14/36	75	87,905
Series B
5.75%, 07/15/33	76	88,788
Series D
6.63%, 12/01/37	51	65,866

Security	Principal (000s)	Value

Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[c]	$25	$25,179
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44[c]	125	133,609
6.85%, 12/16/39[c]	76	101,701
Travelers Companies Inc. (The)
4.60%, 08/01/43	25	27,029
6.25%, 06/15/37	151	196,740
WR Berkley Corp.
4.75%, 08/01/44	25	24,940
XLIT Ltd.
5.25%, 12/15/43	50	55,308
6.25%, 05/15/27	25	29,943

		4,226,525
INTERNET — 0.05%eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	51	44,405
Equinix Inc.
5.75%, 01/01/25 (Call 01/01/20)	25	25,187

		69,592
IRON & STEEL — 0.42%
ArcelorMittal
7.25%, 03/01/41[a]	50	50,250
7.50%, 10/15/39	75	77,625
Cliffs Natural Resources Inc.
6.25%, 10/01/40	26	16,868
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	25	27,001
6.40%, 12/01/37	25	30,555
United States Steel Corp.
6.65%, 06/01/37	25	23,750
Vale Overseas Ltd.
6.88%, 11/21/36	216	235,974
6.88%, 11/10/39[a]	50	54,897
8.25%, 01/17/34	50	61,482

		578,402
MACHINERY — 0.27%
Caterpillar Inc.
3.80%, 08/15/42[a]	158	152,427
4.75%, 05/15/64 (Call 11/15/63)	50	53,665
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	50	57,329
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	76	74,927
5.38%, 10/16/29	26	31,494

		369,842
MANUFACTURING — 0.52%
3M Co.
3.88%, 06/15/44	50	50,088
5.70%, 03/15/37	16	20,248
Bombardier Inc.
7.45%, 05/01/34[a,c]	100	102,000
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	66	79,438

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Eaton Corp.
4.00%, 11/02/32	$105	$105,467
General Electric Co.
4.13%, 10/09/42	205	209,451
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	50	48,634
4.88%, 09/15/41 (Call 03/15/41)	44	49,112
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	50	51,379

		715,817

MEDIA — 3.52%
21st Century Fox America Inc.
5.40%, 10/01/43	125	144,966
6.40%, 12/15/35	50	63,913
6.65%, 11/15/37	261	337,909
7.75%, 12/01/45	75	112,726
Belo Corp.
7.75%, 06/01/27	25	27,484
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)[a]	50	49,887
4.90%, 08/15/44 (Call 02/15/44)	50	50,661
7.88%, 07/30/30[a]	50	69,062
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	100	102,863
4.25%, 01/15/33	250	259,472
4.65%, 07/15/42	80	84,566
4.75%, 03/01/44	150	164,485
6.40%, 05/15/38	250	326,419
6.95%, 08/15/37	75	103,017
Cox Communications Inc.
8.38%, 03/01/39[c]	150	215,221
CSC Holdings LLC
5.25%, 06/01/24[c]	25	24,781
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	50	51,372
6.00%, 08/15/40 (Call 05/15/40)	142	161,980
Discovery Communications LLC
4.88%, 04/01/43	50	50,305
6.35%, 06/01/40	50	60,783
Grupo Televisa SAB
6.63%, 01/15/40	121	147,852
Historic TW Inc.
6.63%, 05/15/29	165	208,115
Knight Ridder Inc.
6.88%, 03/15/29	25	17,750
Liberty Interactive LLC
8.25%, 02/01/30	50	55,125
TCI Communications Inc.
7.88%, 02/15/26	100	138,614
Thomson Reuters Corp.
5.85%, 04/15/40	75	85,936
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)[a]	150	150,347
6.75%, 06/15/39	145	187,639
7.30%, 07/01/38	70	95,341
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	148,261
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)[a]	150	151,559
6.10%, 07/15/40	24	28,671
6.25%, 03/29/41	75	91,217

Security	Principal (000s)	Value

7.70%, 05/01/32	$151	$211,291
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (Call 01/15/20)[c]	200	209,250
Viacom Inc.
5.25%, 04/01/44 (Call 10/01/43)	100	105,609
6.88%, 04/30/36	136	173,175
Videotron Ltd.
5.38%, 06/15/24 (Call 03/15/24)[c]	25	25,563
Walt Disney Co. (The)
4.13%, 06/01/44	50	52,459
7.00%, 03/01/32	16	22,777
Series E
4.13%, 12/01/41	50	52,774

		4,821,197
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	50	49,118

		49,118
MINING — 1.17%
Alcoa Inc.
5.95%, 02/01/37	25	26,318
6.75%, 01/15/28	50	57,597
Barrick North America Finance LLC
5.70%, 05/30/41	51	49,876
7.50%, 09/15/38	75	88,986
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	76	76,339
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	26	25,789
5.00%, 09/30/43	150	168,997
6.42%, 03/01/26	50	62,705
Corp. Nacional del Cobre Chile
5.63%, 09/21/35[c]	100	113,429
Freeport-McMoRan Inc.
5.45%, 03/15/43 (Call 09/15/42)	100	99,780
Glencore Finance Canada Ltd.
5.55%, 10/25/42[c]	75	76,513
6.90%, 11/15/37[c]	24	27,430
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[c]	50	42,634
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	48	40,989
6.25%, 10/01/39	101	99,551
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	175	186,259
7.13%, 07/15/28	45	58,845
Southern Copper Corp.
5.25%, 11/08/42	165	152,411
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	101	91,348
6.25%, 07/15/41 (Call 01/15/41)	56	54,824

		1,600,620
MUNICIPAL DEBT SECURITIES — 0.05%
Southern California Edison Co.
6.65%, 04/01/29	50	65,014

		65,014

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.02%
Xerox Corp.
6.75%, 12/15/39	$25	$30,532

		30,532
OIL & GAS — 5.18%
Anadarko Finance Co.
7.50%, 05/01/31	71	92,939
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)[a]	50	48,838
6.45%, 09/15/36	125	153,157
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	100	97,486
5.10%, 09/01/40 (Call 03/01/40)	101	102,945
Apache Finance Canada Corp.
7.75%, 12/15/29	50	70,017
Canadian Natural Resources Ltd.
6.25%, 03/15/38	160	188,677
Cenovus Energy Inc.
6.75%, 11/15/39	151	185,580
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	200	215,068
Conoco Funding Co.
7.25%, 10/15/31	100	139,824
ConocoPhillips
6.50%, 02/01/39	195	256,775
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	30	30,462
ConocoPhillips Holding Co.
6.95%, 04/15/29	200	268,053
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	50	47,069
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	46	51,703
Devon Financing Corp. LLC
7.88%, 09/30/31	175	237,995
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	24	21,010
5.70%, 10/15/39	10	10,046
Ecopetrol SA
5.88%, 05/28/45	75	75,000
7.38%, 09/18/43	25	29,562
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	101	104,797
6.50%, 08/15/34	26	30,869
6.50%, 02/01/38	50	59,870
Eni USA Inc.
7.30%, 11/15/27	75	97,646
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	50	50,962
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37[d]	100	99,125
8.63%, 04/28/34[d]	50	55,435
Hess Corp.
5.60%, 02/15/41	125	137,533
7.30%, 08/15/31	55	69,461
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[c]	25	23,125
Husky Energy Inc.
6.80%, 09/15/37	10	12,566

Security	Principal (000s)	Value

KazMunayGas National Co. JSC
5.75%, 04/30/43[d]	$200	$187,000
Marathon Oil Corp.
6.60%, 10/01/37	75	91,633
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	85	82,425
6.50%, 03/01/41 (Call 09/01/40)	41	48,876
Motiva Enterprises LLC
6.85%, 01/15/40[c]	75	92,254
Nexen Energy ULC
6.40%, 05/15/37	110	137,452
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	75	77,309
6.00%, 03/01/41 (Call 09/01/40)	15	16,818
Noble Holding International Ltd.
5.25%, 03/15/42	25	21,268
6.20%, 08/01/40	26	25,109
Pertamina Persero PT
5.63%, 05/20/43[d]	200	193,500
Petrobras Global Finance BV
5.63%, 05/20/43	50	43,347
7.25%, 03/17/44[a]	150	157,620
Petrobras International Finance Co. SA
6.75%, 01/27/41[a]	75	74,220
Petroleos de Venezuela SA
5.38%, 04/12/27[d]	100	42,400
5.50%, 04/12/37[d]	100	42,900
6.00%, 11/15/26[d]	200	84,000
9.75%, 05/17/35[d]	175	93,625
Petroleos Mexicanos
5.50%, 06/27/44[a]	90	93,038
6.38%, 01/23/45	145	166,750
6.50%, 06/02/41	200	232,250
6.63%, 06/15/35[a]	100	117,125
6.63%, 06/15/38	100	115,772
Phillips 66
4.88%, 11/15/44 (Call 05/15/44)	150	153,319
5.88%, 05/01/42	51	58,329
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	50	47,878
Shell International Finance BV
5.50%, 03/25/40	86	104,007
6.38%, 12/15/38	191	253,319
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 05/17/42[c]	200	216,101
Statoil ASA
3.95%, 05/15/43	175	169,046
4.25%, 11/23/41	80	80,967
Suncor Energy Inc.
6.50%, 06/15/38	150	191,097
6.85%, 06/01/39	100	132,240
7.15%, 02/01/32	36	47,502
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)[a]	26	23,725
6.25%, 02/01/38	66	65,081
Transocean Inc.
6.80%, 03/15/38[a]	50	44,833
7.50%, 04/15/31	61	59,785
Valero Energy Corp.
6.63%, 06/15/37	101	120,959
10.50%, 03/15/39	16	25,985

		7,094,459

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.40%
Baker Hughes Inc.
5.13%, 09/15/40	$60	$66,027
Cameron International Corp.
7.00%, 07/15/38	100	123,292
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	125	130,264
6.70%, 09/15/38	50	64,100
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	26	24,346
Weatherford International Ltd./Bermuda
5.95%, 04/15/42 (Call 10/17/41)	50	48,584
6.75%, 09/15/40	80	85,997

		542,610
PACKAGING & CONTAINERS — 0.07%
Pactiv LLC
7.95%, 12/15/25	25	26,000
Sealed Air Corp.
6.88%, 07/15/33[c]	25	26,031
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	40	46,752

		98,783
PHARMACEUTICALS — 1.99%
Abbott Laboratories
5.30%, 05/27/40	75	88,952
6.15%, 11/30/37	36	47,147
AbbVie Inc.
4.40%, 11/06/42	140	138,555
Actavis Funding SCS
4.85%, 06/15/44 (Call 12/15/43)	50	49,114
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	49	46,855
AstraZeneca PLC
6.45%, 09/15/37	193	254,071
Bristol-Myers Squibb Co.
3.25%, 08/01/42	166	141,674
Eli Lilly & Co.
4.65%, 06/15/44 (Call 12/15/43)	50	54,508
5.50%, 03/15/27	51	61,937
5.55%, 03/15/37	26	31,195
Express Scripts Holding Co.
6.13%, 11/15/41	51	63,728
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	190	249,066
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	185	206,519
5.85%, 07/15/38	70	93,766
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	75	79,670
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	50	52,092
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	40	37,877
4.15%, 05/18/43	250	257,853
6.55%, 09/15/37	25	34,636
Novartis Capital Corp.
4.40%, 05/06/44	125	135,538

Security	Principal (000s)	Value

Pfizer Inc.
4.40%, 05/15/44	$50	$51,984
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	25	30,148
Wyeth LLC
5.95%, 04/01/37	232	287,933
6.50%, 02/01/34	125	164,849
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	75	73,675

		2,733,342
PIPELINES — 2.13%
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	25	25,471
CenterPoint Energy Resources Corp.
6.63%, 11/01/37	50	65,827
Colonial Pipeline Co.
7.63%, 04/15/32[c]	50	70,254
DCP Midstream LLC
6.75%, 09/15/37[c]	25	30,035
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	50	52,087
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	26	31,040
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	26	26,847
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	50	53,850
6.50%, 02/01/42 (Call 08/01/41)	159	179,521
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	35	37,821
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	271	276,983
5.10%, 02/15/45 (Call 08/15/44)	175	186,577
7.55%, 04/15/38	25	34,179
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	40	37,521
5.00%, 03/01/43 (Call 09/01/42)	20	18,723
5.50%, 03/01/44 (Call 09/01/43)	150	150,097
6.95%, 01/15/38	150	172,537
Kinder Morgan Inc./DE
7.75%, 01/15/32	50	62,212
7.80%, 08/01/31[a]	50	61,000
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	50	47,284
NGPL PipeCo LLC
7.77%, 12/15/37[c]	25	28,125
ONEOK Inc.
6.00%, 06/15/35	25	25,180
ONEOK Partners LP
6.85%, 10/15/37	125	148,358
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	150	149,645
5.15%, 06/01/42 (Call 12/01/41)	25	26,259
Rockies Express Pipeline LLC
6.88%, 04/15/40[c]	25	28,519
Spectra Energy Capital LLC
7.50%, 09/15/38	25	31,412
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)	50	58,289
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	100	101,255

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	$100	$120,439
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	195	202,781
6.10%, 06/01/40	40	47,636
7.25%, 08/15/38	75	97,339
Williams Companies Inc. (The)
8.75%, 03/15/32	51	62,109
Williams Partners LP
4.90%, 01/15/45 (Call 10/15/44)	50	48,132
6.30%, 04/15/40	104	117,860

		2,913,204
PRIVATE EQUITY — 0.06%
KKR Group Finance Co. II LLC
5.50%, 02/01/43 (Call 08/01/42)[c]	75	83,746

		83,746
REAL ESTATE INVESTMENT TRUSTS — 0.56%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	25	25,346
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	33,024
Health Care REIT Inc.
6.50%, 03/15/41 (Call 09/15/40)	75	95,916
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	50	50,291
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	50	51,439
Simon Property Group LP
4.25%, 10/01/44	50	49,871
4.75%, 03/15/42 (Call 09/15/41)	50	54,269
Trust F/1401
5.25%, 12/15/24[d]	200	210,000
Weyerhaeuser Co.
7.38%, 03/15/32	150	198,292

		768,448
RETAIL — 2.13%
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	50	51,140
CVS Health Corp.
5.30%, 12/05/43 (Call 06/05/43)	50	58,035
6.25%, 06/01/27	75	92,933
Darden Restaurants Inc.
7.05%, 10/15/37	25	28,360
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	150	154,623
5.88%, 12/16/36	125	157,946
5.95%, 04/01/41 (Call 10/01/40)	100	128,642
J.C. Penney Corp. Inc.
6.38%, 10/15/36	25	17,750
7.63%, 03/01/97	25	18,000
Kohl’s Corp.
6.88%, 12/15/37	15	18,549
L Brands Inc.
6.95%, 03/01/33	25	25,750
7.60%, 07/15/37	25	27,250

Security	Principal (000s)	Value

Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	$75	$80,974
5.50%, 10/15/35	26	30,607
6.50%, 03/15/29	36	45,605
6.65%, 09/15/37	100	134,897
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	125	156,026
McDonald’s Corp.
3.63%, 05/01/43	50	45,526
6.30%, 10/15/37	90	115,033
New Albertsons Inc.
7.45%, 08/01/29	55	49,775
8.70%, 05/01/30	25	24,250
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	32	35,582
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)[c]	50	48,730
Target Corp.
4.00%, 07/01/42[a]	75	74,196
6.35%, 11/01/32	105	134,538
Wal-Mart Stores Inc.
4.30%, 04/22/44 (Call 10/22/43)	150	159,399
5.00%, 10/25/40	90	103,558
5.25%, 09/01/35	50	58,871
5.63%, 04/15/41	160	200,454
5.88%, 04/05/27	99	125,647
6.20%, 04/15/38	150	197,204
6.50%, 08/15/37	133	180,713
7.55%, 02/15/30	25	35,914
Walgreen Co.
4.40%, 09/15/42	25	24,821
Walgreens Boots Alliance Inc.
4.80%, 11/18/44 (Call 05/18/44)	50	52,730
Yum! Brands Inc.
6.88%, 11/15/37	25	32,190

		2,926,218
SEMICONDUCTORS — 0.18%
Applied Materials Inc.
5.85%, 06/15/41	25	30,353
Intel Corp.
4.00%, 12/15/32	100	100,448
4.80%, 10/01/41	61	66,700
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)[c]	50	50,250

		247,751
SOFTWARE — 0.51%
Microsoft Corp.
4.88%, 12/15/43 (Call 06/15/43)	100	114,905
5.20%, 06/01/39	25	29,463
5.30%, 02/08/41	112	135,597
Oracle Corp.
4.30%, 07/08/34 (Call 01/08/34)	150	156,480
4.50%, 07/08/44 (Call 01/08/44)	100	105,271
5.38%, 07/15/40	25	29,429
6.50%, 04/15/38	100	132,856

		704,001

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 5.71%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	$75	$73,031
Alltel Corp.
7.88%, 07/01/32	26	37,528
America Movil SAB de CV
6.13%, 03/30/40	100	120,546
6.38%, 03/01/35[a]	150	186,994
AT&T Inc.
4.35%, 06/15/45 (Call 12/15/44)	550	520,236
5.55%, 08/15/41	80	89,168
6.30%, 01/15/38	400	485,465
British Telecommunications PLC
9.63%, 12/15/30	121	190,651
CenturyLink Inc.
7.60%, 09/15/39	50	50,000
7.65%, 03/15/42	50	50,000
Cisco Systems Inc.
5.50%, 01/15/40	99	117,222
5.90%, 02/15/39	90	109,748
Corning Inc.
4.70%, 03/15/37	26	27,810
5.75%, 08/15/40	25	30,538
Deutsche Telekom International Finance BV
8.75%, 06/15/30	254	372,468
Embarq Corp.
8.00%, 06/01/36	25	27,938
ENTEL Chile SA
4.88%, 10/30/24[d]	200	202,663
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	50	50,250
7.88%, 01/15/27	25	25,500
9.00%, 08/15/31	50	53,875
Harris Corp.
6.15%, 12/15/40	10	11,803
Juniper Networks Inc.
5.95%, 03/15/41	15	15,068
Koninklijke KPN NV
8.38%, 10/01/30	61	84,862
Motorola Solutions Inc.
5.50%, 09/01/44	50	51,144
7.50%, 05/15/25	100	127,734
Nokia OYJ
6.63%, 05/15/39	25	27,250
Ooredoo International Finance Ltd.
4.50%, 01/31/43[c]	200	197,602
Orange SA
5.38%, 01/13/42	106	118,211
5.50%, 02/06/44 (Call 08/06/43)	25	28,454
9.00%, 03/01/31	100	150,787
Pacific Bell Telephone Co.
7.13%, 03/15/26	100	129,262
Qwest Corp.
6.88%, 09/15/33 (Call 12/29/14)	126	126,630
7.13%, 11/15/43 (Call 12/29/14)	100	101,625
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	150	157,176
SES Global Americas Holdings GP
5.30%, 03/25/44[c]	24	26,323
Sprint Capital Corp.
6.88%, 11/15/28	150	140,625
8.75%, 03/15/32	25	26,281

Security	Principal (000s)	Value

T-Mobile USA Inc.
6.38%, 03/01/25 (Call 09/01/19)	$250	$253,750
Telecom Italia Capital SA
6.38%, 11/15/33	50	51,000
7.20%, 07/18/36[a]	74	80,105
7.72%, 06/04/38	50	56,500
Telefonica Emisiones SAU
7.05%, 06/20/36[a]	50	65,253
Telefonica Europe BV
8.25%, 09/15/30	107	147,747
United States Cellular Corp.
6.70%, 12/15/33	25	25,070
Verizon Communications Inc.
4.86%, 08/21/46[c]	100	104,089
5.01%, 08/21/54[c]	300	313,142
5.05%, 03/15/34 (Call 12/15/33)	124	133,070
5.85%, 09/15/35[a]	145	169,407
6.40%, 09/15/33	300	371,098
6.40%, 02/15/38	575	711,705
6.55%, 09/15/43	450	580,173
7.35%, 04/01/39	50	68,050
7.75%, 12/01/30	50	68,850
Vodafone Group PLC
6.15%, 02/27/37	100	118,553
7.88%, 02/15/30	125	171,338

		7,831,368
TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
6.35%, 03/15/40	25	30,159
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	28,660

		58,819
TRANSPORTATION — 1.20%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 (Call 10/01/43)[a]	260	284,039
5.75%, 05/01/40 (Call 11/01/39)	150	180,589
Canadian National Railway Co.
4.50%, 11/07/43 (Call 05/07/43)	50	54,809
6.38%, 11/15/37	41	56,260
Canadian Pacific Railway Co.
5.95%, 05/15/37	26	33,398
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	50	48,382
4.50%, 08/01/54 (Call 02/01/54)	50	50,044
6.00%, 10/01/36	26	32,028
6.22%, 04/30/40	81	103,198
FedEx Corp.
4.90%, 01/15/34	50	54,950
5.10%, 01/15/44	75	83,637
Kansas City Southern Railway Co. (The)
4.30%, 05/15/43 (Call 11/15/42)	50	49,474
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)	74	80,842
4.84%, 10/01/41	165	179,993
Union Pacific Corp.
4.82%, 02/01/44 (Call 08/01/43)	150	167,997
6.63%, 02/01/29	35	46,227

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

United Parcel Service Inc.
3.63%, 10/01/42	$26	$24,771
6.20%, 01/15/38	86	113,664

		1,644,302
WATER — 0.06%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	50	50,690
6.59%, 10/15/37	25	33,094

		83,784

TOTAL CORPORATE BONDS & NOTES
(Cost: $71,730,448)		71,875,281

FOREIGN GOVERNMENT OBLIGATIONS[e] — 8.37%

ARGENTINA — 0.35%
Argentine Republic Government International Bond
1.00%, 12/31/38[f]	50	27,000
2.50%, 12/31/38[g]	275	148,225
8.28%, 12/31/33	70	58,886
8.28%, 12/31/33[g]	196	180,583
8.28%, 12/31/33[g]	70	62,250

		476,944
BRAZIL — 0.70%
Brazilian Government International Bond
4.25%, 01/07/25[a]	200	204,500
5.00%, 01/27/45	300	297,000
5.63%, 01/07/41	100	109,000
7.13%, 01/20/37	25	32,000
8.25%, 01/20/34[a]	110	152,900
10.13%, 05/15/27	100	158,000

		953,400
CANADA — 0.15%
Province of British Columbia
6.50%, 01/15/26	25	33,515
Province of Quebec Canada
7.50%, 09/15/29	121	176,560

		210,075
COLOMBIA — 0.46%
Colombia Government International Bond
5.63%, 02/26/44 (Call 08/26/43)	200	226,500
6.13%, 01/18/41	168	201,180
7.38%, 09/18/37	100	135,250
8.13%, 05/21/24[a]	50	67,000

		629,930
COSTA RICA — 0.27%
Costa Rica Government International Bond
4.38%, 04/30/25[d]	400	369,500

		369,500

Security	Principal (000s)	Value

DOMINICAN REPUBLIC — 0.08%
Dominican Republic International Bond
7.45%, 04/30/44[a,d]	$100	$112,500

		112,500
EL SALVADOR — 0.15%
El Salvador Government International Bond
5.88%, 01/30/25[d]	100	100,625
7.65%, 06/15/35[a,d]	100	109,250

		209,875
GABON — 0.15%
Gabonese Republic
6.38%, 12/12/24[d]	200	206,324

		206,324
HUNGARY — 0.05%
Hungary Government International Bond
7.63%, 03/29/41	50	67,250

		67,250
INDONESIA — 0.38%
Indonesia Government International Bond
6.75%, 01/15/44[d]	200	250,500
7.75%, 01/17/38[d]	100	133,750
8.50%, 10/12/35[a,d]	100	141,250

		525,500
IRAQ — 0.16%
Republic of Iraq
5.80%, 01/15/28 (Call 01/12/15)[d]	250	220,625

		220,625
ITALY — 0.13%
Italy Government International Bond
5.38%, 06/15/33	99	117,292
Region of Lombardy Italy
5.80%, 10/25/32	50	54,221

		171,513
IVORY COAST — 0.07%
Ivory Coast Government International Bond
7.77%, 12/31/32[d,f]	100	97,020

		97,020
JAMAICA — 0.16%
Jamaica Government International Bond
7.63%, 07/09/25	200	214,000

		214,000

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

LEBANON — 0.13%
Lebanon Government International Bond
6.60%, 11/27/26[d]	$75	$77,625
6.75%, 11/29/27[d]	100	104,520

		182,145
MEXICO — 0.82%
Mexico Government International Bond
4.75%, 03/08/44	258	265,740
5.55%, 01/21/45[a]	150	173,025
5.75%, 10/12/49	100	107,350
6.05%, 01/11/40	150	182,625
6.75%, 09/27/34[a]	100	130,000
8.30%, 08/15/31[a]	175	260,750

		1,119,490
PANAMA — 0.26%
Panama Government International Bond
6.70%, 01/26/36	105	132,300
8.88%, 09/30/27	50	72,000
9.38%, 04/01/29	100	150,150

		354,450
PERU — 0.37%
Peruvian Government International Bond
5.63%, 11/18/50	50	58,375
7.35%, 07/21/25	100	133,250
8.75%, 11/21/33[a]	207	321,885

		513,510
PHILIPPINES — 0.55%
Philippine Government International Bond
5.00%, 01/13/37[a]	200	232,750
6.38%, 01/15/32	165	214,500
7.75%, 01/14/31	100	144,000
10.63%, 03/16/25	100	160,375

		751,625
QATAR — 0.09%
Qatar Government International Bond
6.40%, 01/20/40[c]	100	128,250

		128,250
ROMANIA — 0.09%
Romanian Government International Bond
6.13%, 01/22/44[d]	100	119,975

		119,975
RUSSIA — 0.79%
Russian Foreign Bond — Eurobond
5.63%, 04/04/42[d]	200	188,948
7.50%, 03/31/30[d,f]	524	573,780
12.75%, 06/24/28[d]	200	315,040

		1,077,768

Security	Principal (000s)	Value

SOUTH AFRICA — 0.09%
South Africa Government International Bond
6.25%, 03/08/41	$100	$119,003

		119,003
SOUTH KOREA — 0.17%
Republic of Korea
4.13%, 06/10/44	200	229,128

		229,128
SUPRANATIONAL — 0.24%
Asian Development Bank
5.82%, 06/16/28	51	65,549
European Investment Bank
4.88%, 02/15/36	90	114,546
Inter-American Development Bank
3.88%, 10/28/41	85	93,372
4.38%, 01/24/44	25	29,882
International Bank for Reconstruction & Development
4.75%, 02/15/35	25	31,336

		334,685
TURKEY — 0.86%
Turkey Government International Bond
4.88%, 04/16/43	220	220,733
6.75%, 05/30/40	100	124,875
6.88%, 03/17/36	75	94,017
7.25%, 03/05/38	225	294,961
7.38%, 02/05/25[a]	100	125,997
11.88%, 01/15/30	180	320,981

		1,181,564
URUGUAY — 0.25%
Uruguay Government International Bond
4.13%, 11/20/45[a]	100	88,500
4.50%, 08/14/24[a]	120	127,200
5.10%, 06/18/50	50	50,250
7.63%, 03/21/36[a]	55	75,075

		341,025
VENEZUELA — 0.40%
Venezuela Government International Bond
7.00%, 03/31/38[d]	75	36,975
7.65%, 04/21/25	250	127,500
8.25%, 10/13/24[d]	90	47,070
9.25%, 09/15/27	100	56,500
9.25%, 05/07/28[d]	75	40,200
9.38%, 01/13/34	50	26,800
11.75%, 10/21/26[a,d]	200	123,300
11.95%, 08/05/31[d]	150	91,200

		549,545

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $11,567,396)		11,466,619

61

Schedule of Investments  (Unaudited)  (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 5.32%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$20	$23,537

		23,537
CALIFORNIA — 1.61%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	70	97,418
6.91%, 10/01/50	100	143,314
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	20	28,939
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	45	64,975
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	50	72,147
Los Angeles Department of Water & Power RB BAB
Series A
5.72%, 07/01/39	150	188,968
Los Angeles Unified School District/CA GO BAB
5.76%, 07/01/29	95	116,707
6.76%, 07/01/34	50	69,028
Metropolitan Water District of Southern California RB BAB Series A
6.95%, 07/01/40 (Call 07/01/20)	15	18,003
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	40	51,850
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	25	34,033
San Diego County Water Authority RB BAB
6.14%, 05/01/49	100	133,230
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	15	18,314
State of California GO BAB
7.55%, 04/01/39	340	513,410
7.60%, 11/01/40	55	84,498
7.63%, 03/01/40	100	151,553
7.95%, 03/01/36 (Call 03/01/20)	160	198,288
University of California RB
Series AD
4.86%, 05/15/12	100	101,935
University of California RB BAB
5.77%, 05/15/43	45	56,181
5.95%, 05/15/45	10	12,575
6.27%, 05/15/31 (Call 05/15/19)	45	51,320

		2,206,686

Security	Principal (000s)	Value

COLORADO — 0.07%
Denver City & County School District No. 1 COP
Series B
7.02%, 12/15/37	$50	$68,672
Regional Transportation District RB BAB
Series B
5.84%, 11/01/50	20	27,543

		96,215
CONNECTICUT — 0.12%
State of Connecticut GO
Series A
5.85%, 03/15/32	35	43,530
State of Connecticut GO BAB
5.63%, 12/01/29	100	119,579

		163,109
DISTRICT OF COLUMBIA — 0.07%
District of Columbia RB BAB
5.58%, 12/01/35	75	93,427

		93,427
GEORGIA — 0.14%
Municipal Electric Authority of Georgia RB BAB Project M, Series 2010A
6.66%, 04/01/57	145	187,109

		187,109
ILLINOIS — 0.55%
Chicago Board of Education GO BAB
Series E
6.14%, 12/01/39	10	9,931
Chicago O’Hare International Airport RB BAB
Series B
6.85%, 01/01/38 (Call 01/01/20)	25	28,127
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	55	68,633
City of Chicago IL GO
Series B
6.31%, 01/01/44	25	26,063
Illinois State Toll Highway Authority RB BAB
Series B
5.85%, 12/01/34	35	44,284
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	55	67,937
State of Illinois GO
5.10%, 06/01/33[a]	345	339,801
5.65%, 12/01/38	160	164,853

		749,629
MASSACHUSETTS — 0.11%
Commonwealth of Massachusetts GOL BAB
Series E
5.46%, 12/01/39	90	110,938
Massachusetts Clean Water Trust (The) RB BAB
Series B
5.19%, 08/01/40	10	11,705
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	25	31,552

		154,195

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security		Principal (000s)	Value

MISSOURI — 0.02%
University of Missouri RB BAB
5.79%, 11/01/41		$20	$26,397

			26,397
NEW JERSEY — 0.41%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29	(NPFGC)	150	193,164
New Jersey State Turnpike Authority RB BAB
Series F
7.41%, 01/01/40		100	148,212
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28		100	115,401
6.10%, 12/15/28	(Call 12/15/20)	95	105,332

			562,109
NEW YORK — 0.98%
City of New York NY GO BAB
5.21%, 10/01/31		95	109,248
6.27%, 12/01/37		110	144,659
Metropolitan Transportation Authority RB BAB
Series C-1
6.69%, 11/15/40		100	135,943
Series E
6.81%, 11/15/40		55	75,660
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27		100	116,714
New York City Water & Sewer System RB BAB
6.01%, 06/15/42		140	186,962
New York State Dormitory Authority RB BAB
5.63%, 03/15/39		180	221,164
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39		35	43,079
Port Authority of New York & New Jersey RB
4.46%, 10/01/62		200	202,506
4.93%, 10/01/51	(GOI)	100	111,730

			1,347,665
OHIO — 0.20%
American Municipal Power Inc. RB BAB
7.83%, 02/15/41		35	52,292
8.08%, 02/15/50		75	119,593
Ohio State University (The) RB
Series A
4.80%, 06/01/11		50	53,034
Ohio State University (The) RB BAB
4.91%, 06/01/40		25	29,597
Ohio State Water Development Authority RB BAB
4.88%, 12/01/34		15	17,018

			271,534
OREGON — 0.13%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28		100	117,641

Security		Principal (000s)	Value

State of Oregon Department of Transportation RB BAB
Series 2010A
5.83%, 11/15/34		$25	$31,892
State of Oregon GO
5.89%, 06/01/27		20	25,020

			174,553
PENNSYLVANIA — 0.11%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30		75	88,314
Pennsylvania Turnpike Commission RB BAB
Series B
5.56%, 12/01/49		50	60,999

			149,313
SOUTH CAROLINA — 0.04%
South Carolina State Public Service Authority RB
Series C
5.78%, 12/01/41		50	61,151

			61,151
TEXAS — 0.71%
City of Houston TX GOL
Series A
6.29%, 03/01/32		50	63,058
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41		145	190,185
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44		110	147,133
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44		30	38,004
Dallas Independent School District GO BAB
6.45%, 02/15/35	(Call 02/15/21) (PSF)	40	47,822
North Texas Tollway Authority RB BAB
6.72%, 01/01/49		75	105,659
Permanent University Fund RB BAB
5.26%, 07/01/39		125	154,975
State of Texas GO BAB
5.52%, 04/01/39		100	129,641
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26		35	40,993
5.18%, 04/01/30		25	29,847
University of Texas System (The) RB BAB
Series C
4.79%, 08/15/46		20	23,703

			971,020
WASHINGTON — 0.03%
State of Washington GO BAB
Series D
5.48%, 08/01/39		40	49,204

			49,204

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $7,030,818)			7,286,853

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE LONG-TERM USD BOND ETF

November 30, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 32.13%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.24%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	$821	$1,177,278
Federal National Mortgage Association
5.63%, 07/15/37	86	118,646
6.25%, 05/15/29	900	1,249,240
6.63%, 11/15/30	100	146,197
7.25%, 05/15/30[a]	110	168,517
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	48,244
7.13%, 05/01/30	110	162,227

		3,070,349
U.S. GOVERNMENT OBLIGATIONS — 29.89%
U.S. Treasury Note/Bond
2.75%, 08/15/42[a]	2,350	2,277,832
2.75%, 11/15/42[a]	674	652,560
2.88%, 05/15/43	580	575,070
3.00%, 05/15/42[a]	50	51,026
3.00%, 11/15/44	200	203,602
3.13%, 11/15/41[a]	800	838,696
3.13%, 02/15/42[a]	960	1,004,102
3.13%, 02/15/43	630	655,912
3.13%, 08/15/44[a]	2,900	3,020,495
3.38%, 05/15/44[a]	4,485	4,893,449
3.50%, 02/15/39[a]	475	531,696
3.63%, 08/15/43	950	1,084,036
3.63%, 02/15/44[a]	1,800	2,054,574
3.75%, 08/15/41	74	86,756
3.75%, 11/15/43	1,150	1,341,233
3.88%, 08/15/40[a]	360	428,620
4.25%, 05/15/39	2,475	3,107,189
4.25%, 11/15/40[a]	370	467,229
4.38%, 02/15/38	350	446,320
4.38%, 11/15/39[a]	3,020	3,865,993
4.38%, 05/15/40	320	411,235
4.38%, 05/15/41	130	168,009
4.50%, 02/15/36[a]	950	1,234,164
4.50%, 05/15/38[a]	1,328	1,724,687
4.50%, 08/15/39[a]	930	1,210,776
4.63%, 02/15/40[a]	44	58,417
4.75%, 02/15/37[a]	27	36,278
4.75%, 02/15/41	520	708,729
5.00%, 05/15/37	300	416,841
5.25%, 11/15/28[a]	210	279,382
5.38%, 02/15/31[a]	710	977,968
5.50%, 08/15/28[a]	790	1,071,145
6.13%, 08/15/29	350	506,989
6.25%, 05/15/30	100	148,090
6.63%, 02/15/27	1,200	1,744,944
6.75%, 08/15/26[a]	1,750	2,547,300
7.63%, 02/15/25	100	149,855

		40,981,199

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $42,247,854)		44,051,548

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 17.42%

MONEY MARKET FUNDS — 17.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[h,i,j]	$20,880	$20,879,956
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[h,i,j]	1,956	1,955,613
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[h,i]	1,048	1,048,056

		23,883,625

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,883,625)		23,883,625

TOTAL INVESTMENTS IN SECURITIES — 115.67%
(Cost: $156,460,141)		158,563,926
Other Assets, Less Liabilities — (15.67)%		(21,475,601)

NET ASSETS — 100.00%		$137,088,325

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Issuer is in default of interest payments.
[h]	Affiliated issuer. See Note 2.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

64

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.85%

MORTGAGE-BACKED SECURITIES — 1.85%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2006-6, Class A3
5.37%, 10/10/45	$14,250	$14,476,606
Series 2007-2, Class A4
5.78%, 04/10/49[a]	9,950	10,792,012
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	13,911	14,334,339
Series 2006-PW13, Class A4
5.54%, 09/11/41	11,421	12,056,823
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46	10,000	10,851,430
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD, Class A4
5.32%, 12/11/49	18,000	19,179,899
COMM Mortgage Trust
Series 2013-CR11, Class A4
4.26%, 10/10/46	7,000	7,686,375
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,476,275
Series 2014-CR16, Class A4
4.05%, 04/10/47	2,800	3,016,183
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	10,379,846
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3
5.47%, 09/15/39	12,930	13,691,912
Federal National Mortgage Association
Series 2014-M6, Class A2
2.68%, 05/25/21[a]	2,500	2,549,100
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	3,100	3,506,410
Series K004, Class A1
3.41%, 05/25/19	5,437	5,724,579
Series K006, Class A1
3.40%, 07/25/19	3,521	3,700,167
Series K006, Class A2
4.25%, 01/25/20	2,425	2,679,964
Series K007, Class A2
4.22%, 03/25/20	18,775	20,758,579
Series K008, Class A1
2.75%, 12/25/19	1,600	1,660,907
Series K010, Class A1
3.32%, 07/25/20	346	363,433
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	4,000	4,393,600
Series K014, Class A1
2.79%, 10/25/20	1,519	1,579,093
Series K020, Class A2
2.37%, 05/25/22	12,400	12,360,816
Series K024, Class A2
2.57%, 09/25/22	890	894,112
Series K026, Class A2
2.51%, 11/25/22	11,900	11,886,672
Series K031, Class A2
3.30%, 04/25/23[a]	5,100	5,366,934

Security	Principal (000s)	Value

Series K033, Class A2
3.06%, 07/25/23[a]	$2,900	$2,997,817
Series K037, Class A2
3.49%, 01/25/24	10,700	11,393,788
Series K038, Class A1
2.60%, 10/25/23	3,137	3,220,891
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.99%, 08/10/45[a]	51,480	56,191,883
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	5,062,379
Series 2013-GC16, Class A4
4.27%, 11/10/46	10,000	10,967,514
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47	5,700	5,950,421
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	10,000	10,250,470
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	10,000	10,901,815
Series 2012-LC9, Class A3
2.48%, 12/15/47	5,250	5,292,130
Series 2014-C20, Class A5
3.80%, 07/15/47	9,000	9,523,923
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31	2,019	2,051,790
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49	11,408	12,212,804
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	17,650	17,781,301
Morgan Stanley/Bank of America Merrill Lynch Trust
Series 2013-C9, Class A4
3.10%, 05/15/46	5,000	5,061,410
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class AJ
5.52%, 01/15/45[a]	5,000	5,187,259
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	15,800	15,817,321
Series 2013-C11, Class A4
3.04%, 03/15/45	11,671	11,823,573

		402,054,555

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $378,373,640)		402,054,555

CORPORATE BONDS & NOTES — 24.45%

ADVERTISING — 0.05%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	1,000	993,287
4.00%, 03/15/22	35	35,786
4.20%, 04/15/24	900	921,308
Omnicom Group Inc.
3.63%, 05/01/22	3,765	3,870,941
3.65%, 11/01/24 (Call 08/01/24)[b]	275	276,438
4.45%, 08/15/20	515	557,095
WPP Finance 2010
3.63%, 09/07/22	1,000	1,017,565
3.75%, 09/19/24	2,000	2,005,532
4.75%, 11/21/21	1,200	1,311,828

		10,989,780

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

AEROSPACE & DEFENSE — 0.29%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	$2,050	$2,096,257
4.70%, 10/27/19	1,900	2,127,662
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	835	826,752
4.88%, 02/15/20[b]	4,550	5,139,388
Exelis Inc.
5.55%, 10/01/21	300	322,982
General Dynamics Corp.
2.25%, 07/15/16	300	307,422
2.25%, 11/15/22 (Call 08/15/22)	1,515	1,451,158
3.88%, 07/15/21 (Call 04/15/21)	1,400	1,506,288
L-3 Communications Corp.
3.95%, 11/15/16[b]	1,900	1,993,008
3.95%, 05/28/24 (Call 02/28/24)	110	110,210
4.75%, 07/15/20	1,100	1,192,643
4.95%, 02/15/21 (Call 11/15/20)[b]	800	871,489
Lockheed Martin Corp.
2.13%, 09/15/16	2,525	2,579,153
3.35%, 09/15/21	1,970	2,053,175
4.07%, 12/15/42	2,747	2,713,055
Northrop Grumman Corp.
1.75%, 06/01/18	2,000	1,993,574
3.25%, 08/01/23[b]	2,070	2,081,536
3.50%, 03/15/21	2,000	2,085,374
5.05%, 11/15/40	230	252,055
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,300	1,263,347
4.20%, 12/15/44 (Call 06/15/44)	355	361,970
4.70%, 12/15/41	500	554,429
6.40%, 12/15/18	3,924	4,598,135
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	400	408,635
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,807,433
United Technologies Corp.
3.10%, 06/01/22	4,630	4,750,047
4.50%, 04/15/20	750	834,716
4.50%, 06/01/42	4,270	4,643,017
6.13%, 02/01/19	2,122	2,480,832
6.13%, 07/15/38	7,937	10,361,140

		63,766,882
AGRICULTURE — 0.27%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,000	1,009,860
4.50%, 05/02/43	3,000	2,945,652
4.75%, 05/05/21	3,475	3,839,684
5.38%, 01/31/44	1,325	1,474,058
9.70%, 11/10/18	7,934	10,166,901
10.20%, 02/06/39	50	86,083
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,750	1,928,351
4.54%, 03/26/42[b]	150	157,740
5.77%, 03/01/41[c]	3,500	4,343,426
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,150	1,193,064
Lorillard Tobacco Co.
2.30%, 08/21/17[b]	1,850	1,872,023
3.50%, 08/04/16[b]	700	724,323
6.88%, 05/01/20	1,100	1,307,053
7.00%, 08/04/41[b]	550	690,532
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	2,150	2,158,707

Security	Principal (000s)	Value

Philip Morris International Inc.
1.25%, 11/09/17	$555	$554,216
2.50%, 05/16/16	1,500	1,540,360
2.50%, 08/22/22	3,000	2,914,258
2.90%, 11/15/21	150	151,932
3.25%, 11/10/24	1,205	1,212,580
3.60%, 11/15/23	555	576,745
4.13%, 05/17/21	2,500	2,718,317
4.13%, 03/04/43	100	97,390
4.25%, 11/10/44	2,500	2,510,570
4.38%, 11/15/41	2,000	2,012,656
4.50%, 03/20/42	1,000	1,026,227
5.65%, 05/16/18	2,501	2,829,143
6.38%, 05/16/38	2,020	2,560,184
Reynolds American Inc.
3.25%, 11/01/22	1,350	1,318,080
4.75%, 11/01/42	15	14,471
6.75%, 06/15/17	3,118	3,501,058
7.75%, 06/01/18	18	21,244

		59,456,888
AIRLINES — 0.07%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	3,068	3,274,980
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	345	369,333
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	954	1,016,271
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25[b]	2,315	2,361,738
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[b]	644	686,240
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	2,940	3,116,864
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	950	960,119
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[b]	1,500	1,515,000
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	1,000	1,000,000

		14,300,545
APPAREL — 0.02%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	3,350	3,225,962
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	400	421,678

		3,647,640
AUTO MANUFACTURERS — 0.15%
American Honda Finance Corp.
1.20%, 07/14/17	2,500	2,495,555
2.13%, 10/10/18	1,030	1,042,983
2.25%, 08/15/19	2,000	2,012,893
Daimler Finance North America LLC
8.50%, 01/18/31	2,025	3,064,138
Ford Motor Co.
4.75%, 01/15/43[b]	2,520	2,605,557

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

6.38%, 02/01/29	$500	$606,470
6.63%, 10/01/28	500	617,530
PACCAR Financial Corp.
0.70%, 11/16/15	1,500	1,502,674
0.80%, 02/08/16	1,225	1,227,409
1.10%, 06/06/17	1,500	1,498,921
Toyota Motor Credit Corp.
1.38%, 01/10/18	500	500,450
1.75%, 05/22/17	500	508,170
2.00%, 09/15/16	3,050	3,115,235
2.00%, 10/24/18	220	222,600
2.13%, 07/18/19	2,000	2,010,523
2.63%, 01/10/23	2,000	1,975,374
3.30%, 01/12/22	3,315	3,459,158
3.40%, 09/15/21	1,220	1,283,026
4.25%, 01/11/21	2,500	2,751,588

		32,500,254
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
4.63%, 09/15/20	2,500	2,755,486
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	2,175	2,255,423
Johnson Controls Inc.
2.60%, 12/01/16	2,000	2,056,645
3.75%, 12/01/21 (Call 09/01/21)	1,000	1,041,477
4.25%, 03/01/21	1,900	2,038,221
5.00%, 03/30/20	500	554,748
5.70%, 03/01/41	600	698,442

		11,400,442
BANKS — 5.50%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	3,800	3,962,327
4.00%, 03/13/24	3,100	3,240,459
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	600	630,361
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17	3,000	3,010,026
2.25%, 06/13/19	1,500	1,513,230
Banco do Brasil SA
3.88%, 10/10/22	1,400	1,307,320
Bank of America Corp.
1.25%, 01/11/16	4,000	4,016,176
1.70%, 08/25/17	15,355	15,392,054
2.60%, 01/15/19	525	532,080
3.30%, 01/11/23	7,730	7,732,246
4.00%, 04/01/24	1,078	1,126,194
4.10%, 07/24/23	100	105,390
4.13%, 01/22/24	6,449	6,800,246
4.20%, 08/26/24	3,840	3,915,043
4.25%, 10/22/26	3,155	3,167,897
4.88%, 04/01/44	825	894,204
5.00%, 01/21/44	1,240	1,364,740
5.63%, 07/01/20	7,530	8,628,458
5.70%, 01/24/22	3,530	4,102,997
5.75%, 12/01/17	16,780	18,681,706
5.88%, 02/07/42	2,020	2,495,193
6.50%, 08/01/16	5,050	5,489,073
6.88%, 04/25/18	13,028	15,112,124
Series 1
3.75%, 07/12/16	13,000	13,540,250
Bank of America N.A.
6.00%, 10/15/36	9,601	11,876,111
Bank of Montreal
1.30%, 07/15/16	4,250	4,283,950

Security	Principal (000s)	Value

1.30%, 07/14/17 (Call 06/14/17)	$2,000	$2,002,034
2.38%, 01/25/19 (Call 12/25/18)	2,000	2,024,820
2.50%, 01/11/17	2,800	2,887,560
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18	1,925	1,945,026
2.10%, 01/15/19 (Call 12/15/18)	2,200	2,208,045
2.20%, 03/04/19 (Call 02/02/19)	1,350	1,357,763
2.20%, 05/15/19 (Call 04/15/19)	1,200	1,207,233
2.30%, 07/28/16[b]	1,250	1,278,042
2.30%, 09/11/19 (Call 08/11/19)	2,205	2,219,165
2.40%, 01/17/17 (Call 12/18/16)	2,000	2,049,243
3.40%, 05/15/24 (Call 04/15/24)	1,450	1,473,850
3.55%, 09/23/21 (Call 08/23/21)	1,670	1,751,990
4.60%, 01/15/20	2,395	2,652,935
Bank of Nova Scotia (The)
1.10%, 12/13/16	2,000	2,005,091
1.30%, 07/21/17	4,500	4,505,910
1.38%, 07/15/16	3,500	3,533,880
1.38%, 12/18/17 (Call 11/18/17)	2,750	2,740,681
2.05%, 10/07/15[b]	500	506,925
2.05%, 10/30/18[b]	500	503,091
2.05%, 06/05/19	1,515	1,512,713
2.55%, 01/12/17	2,400	2,474,589
2.90%, 03/29/16	5,500	5,658,628
4.38%, 01/13/21	1,000	1,107,177
Barclays Bank PLC
2.50%, 02/20/19[b]	4,705	4,770,016
5.13%, 01/08/20	6,435	7,277,179
Barclays PLC
2.75%, 11/08/19	2,870	2,886,456
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	1,450	1,479,536
3.95%, 03/22/22 (Call 02/22/22)	1,250	1,318,650
5.20%, 12/23/15	3,011	3,148,614
5.25%, 11/01/19	1,200	1,351,449
6.85%, 04/30/19	1,824	2,178,420
BNP Paribas SA
1.38%, 03/17/17[b]	2,250	2,250,793
2.45%, 03/17/19[b]	2,000	2,028,966
2.70%, 08/20/18	3,000	3,077,557
3.60%, 02/23/16	5,000	5,163,594
4.25%, 10/15/24[b]	1,500	1,524,693
5.00%, 01/15/21	2,890	3,263,464
BPCE SA
2.50%, 12/10/18	2,000	2,028,764
2.50%, 07/15/19[b]	3,000	3,038,623
4.00%, 04/15/24[b]	750	784,879
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)[b]	2,750	2,733,619
1.05%, 12/01/16 (Call 11/01/16)	2,500	2,501,271
1.35%, 10/01/17 (Call 09/01/17)	2,000	1,998,362
3.80%, 10/30/26 (Call 09/30/26)	1,000	1,019,503
Canadian Imperial Bank of Commerce/Canada
0.90%, 10/01/15	1,150	1,154,682
2.35%, 12/11/15	3,100	3,156,682
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)[b]	1,020	1,042,101
4.75%, 07/15/21	1,650	1,822,665
6.15%, 09/01/16	8,142	8,828,313
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	2,704	2,699,695
2.95%, 07/23/21	2,750	2,741,092
Citigroup Inc.
1.55%, 08/14/17	5,000	4,996,129
1.75%, 05/01/18	3,450	3,438,017
2.50%, 07/29/19	2,000	2,015,326
2.55%, 04/08/19	3,000	3,042,662
3.75%, 06/16/24	2,000	2,054,052

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.88%, 10/25/23	$3,000	$3,121,312
3.95%, 06/15/16	4,650	4,852,362
4.00%, 08/05/24	450	451,575
4.05%, 07/30/22	500	518,138
4.30%, 11/20/26	1,000	1,013,501
4.45%, 01/10/17	6,250	6,651,440
4.50%, 01/14/22	1,000	1,095,784
4.59%, 12/15/15	2,250	2,337,655
4.95%, 11/07/43	3,000	3,329,033
5.30%, 05/06/44	2,000	2,132,083
5.38%, 08/09/20[b]	3,650	4,170,816
5.50%, 02/15/17	7,100	7,700,908
6.00%, 10/31/33	3,020	3,502,069
6.13%, 11/21/17[b]	16,750	18,874,153
6.13%, 08/25/36	500	589,131
6.88%, 03/05/38	500	677,680
8.13%, 07/15/39	7,214	10,987,918
8.50%, 05/22/19	1,250	1,574,408
Comerica Bank
5.75%, 11/21/16	350	381,569
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	270	267,372
3.80%, 07/22/26	1,500	1,514,660
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	5,750	5,823,940
2.25%, 03/13/19	1,000	1,008,344
2.30%, 09/06/19	2,000	2,013,919
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	5,095	5,129,946
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	500	507,391
3.38%, 01/19/17	5,325	5,576,337
3.88%, 02/08/22	2,100	2,238,130
4.50%, 01/11/21	3,250	3,605,368
4.63%, 12/01/23	250	264,902
5.25%, 05/24/41[b]	3,100	3,653,172
5.75%, 12/01/43	3,550	4,190,675
Credit Suisse/New York NY
1.38%, 05/26/17[b]	2,500	2,500,358
2.30%, 05/28/19	1,735	1,740,515
3.00%, 10/29/21	1,610	1,604,616
3.63%, 09/09/24	2,000	2,036,147
5.40%, 01/14/20	1,965	2,216,506
6.00%, 02/15/18	5,450	6,113,459
Deutsche Bank AG/London
2.50%, 02/13/19[b]	1,515	1,538,898
3.25%, 01/11/16	3,480	3,573,588
3.70%, 05/30/24	4,395	4,495,665
4.30%, 05/24/28 (Call 05/24/23)[a]	500	489,574
6.00%, 09/01/17	4,907	5,475,744
Discover Bank/Greenwood DE
2.00%, 02/21/18	2,000	1,996,549
4.20%, 08/08/23	3,000	3,145,548
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	1,725	1,731,458
3.50%, 03/15/22 (Call 02/15/22)	1,500	1,543,778
3.63%, 01/25/16	3,250	3,354,364
8.25%, 03/01/38	1,020	1,522,022
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	1,200	1,201,167
2.88%, 10/01/21 (Call 09/01/21)	3,125	3,132,771
First Horizon National Corp.
5.38%, 12/15/15[b]	250	260,707
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,500	1,508,538
FirstMerit Bank N.A./Akron OH
4.27%, 11/25/26	1,000	1,013,542

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	$7,525	$7,643,752
2.55%, 10/23/19	7,670	7,668,068
2.63%, 01/31/19	5,925	5,997,362
2.90%, 07/19/18	290	299,354
3.63%, 02/07/16	15,250	15,717,161
3.63%, 01/22/23[b]	8,070	8,183,260
3.85%, 07/08/24 (Call 04/08/24)[b]	12,825	13,113,007
4.00%, 03/03/24	2,855	2,954,205
5.38%, 03/15/20	2,025	2,284,347
5.63%, 01/15/17	5,250	5,682,307
5.75%, 01/24/22	3,040	3,515,742
5.95%, 01/15/27	500	580,076
6.00%, 06/15/20[b]	5,365	6,223,634
6.13%, 02/15/33	2,525	3,089,902
6.15%, 04/01/18	3,990	4,516,393
6.25%, 02/01/41	3,785	4,732,813
6.45%, 05/01/36	750	893,605
6.75%, 10/01/37	8,083	10,052,915
7.50%, 02/15/19	275	329,854
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	4,000	4,426,364
HSBC Holdings PLC
4.00%, 03/30/22	7,624	8,165,903
5.10%, 04/05/21	4,074	4,628,873
5.25%, 03/14/44[b]	500	549,835
6.10%, 01/14/42[b]	3,000	3,897,049
6.50%, 05/02/36	500	635,333
6.50%, 09/15/37	5,000	6,319,907
6.80%, 06/01/38	2,000	2,622,880
7.63%, 05/17/32	250	341,381
HSBC USA Inc.
1.63%, 01/16/18	1,600	1,604,845
2.38%, 11/13/19	1,500	1,512,575
3.50%, 06/23/24	5,000	5,136,954
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	2,500	2,499,431
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,000	1,010,234
3.88%, 01/16/18[b]	450	469,925
3.88%, 01/15/19	4,250	4,425,724
JPMorgan Chase & Co.
1.13%, 02/26/16	200	201,580
1.35%, 02/15/17	4,250	4,256,511
1.63%, 05/15/18	850	845,454
1.80%, 01/25/18[b]	1,700	1,707,511
2.00%, 08/15/17	6,650	6,746,799
2.20%, 10/22/19	3,990	3,968,812
2.35%, 01/28/19[b]	2,250	2,276,277
2.60%, 01/15/16	875	892,921
3.15%, 07/05/16	3,350	3,463,453
3.20%, 01/25/23	740	741,799
3.25%, 09/23/22	1,580	1,596,770
3.45%, 03/01/16	6,700	6,914,954
3.63%, 05/13/24[b]	4,500	4,608,444
3.88%, 02/01/24[b]	4,500	4,704,693
3.88%, 09/10/24	4,900	4,927,338
4.25%, 10/15/20[b]	6,020	6,504,651
4.35%, 08/15/21	6,620	7,181,744
4.50%, 01/24/22	11,510	12,616,290
4.63%, 05/10/21	529	584,039
4.85%, 02/01/44[b]	800	873,419
5.40%, 01/06/42	1,200	1,406,823
5.50%, 10/15/40	2,300	2,722,260
5.60%, 07/15/41	2,020	2,428,439
5.63%, 08/16/43	15	17,370
6.13%, 06/27/17	1,500	1,669,186
6.30%, 04/23/19[b]	15,285	17,836,424
6.40%, 05/15/38	20	26,149

68

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

JPMorgan Chase Bank N.A.
6.00%, 10/01/17	$4,450	$4,977,118
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)[b]	7,500	7,540,938
5.10%, 03/24/21	1,500	1,689,494
KfW
0.00%, 04/18/36	3,000	1,591,561
0.88%, 09/05/17	23,200	23,189,662
0.88%, 12/15/17	5,000	4,981,178
1.25%, 02/15/17	8,250	8,356,786
1.88%, 04/01/19	4,500	4,578,849
2.00%, 10/04/22	2,750	2,723,754
2.13%, 01/17/23	12,100	12,046,820
2.50%, 11/20/24	5,000	5,051,055
2.63%, 02/16/16	5,500	5,651,538
2.63%, 01/25/22	6,900	7,165,719
2.75%, 09/08/20	11,350	11,940,469
4.88%, 01/17/17	11,200	12,199,058
4.88%, 06/17/19	6,020	6,899,525
Series G
4.38%, 03/15/18	5,215	5,756,849
Korea Development Bank (The)
1.50%, 01/22/18	1,300	1,288,466
2.50%, 03/11/20	3,000	3,008,590
3.25%, 03/09/16	3,500	3,596,841
3.50%, 08/22/17	3,300	3,458,003
3.75%, 01/22/24[b]	900	953,922
Korea Finance Corp.
4.63%, 11/16/21	1,500	1,665,405
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	11,350	11,341,805
5.00%, 11/08/16[b]	5,982	6,486,408
5.13%, 02/01/17	3,000	3,286,498
Lloyds Bank PLC
2.30%, 11/27/18	2,200	2,222,207
4.20%, 03/28/17	2,800	2,989,386
4.88%, 01/21/16	450	470,674
Lloyds Banking Group PLC
4.50%, 11/04/24	205	207,524
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	3,250	3,231,931
2.25%, 07/25/19 (Call 06/25/19)	2,500	2,515,669
Morgan Stanley
1.75%, 02/25/16	2,000	2,018,004
2.13%, 04/25/18[b]	100	100,555
2.38%, 07/23/19	2,020	2,016,422
2.50%, 01/24/19	19,260	19,445,381
3.70%, 10/23/24	500	506,801
3.75%, 02/25/23[b]	3,035	3,122,586
3.80%, 04/29/16	4,750	4,928,153
4.35%, 09/08/26	2,250	2,279,801
4.75%, 03/22/17	7,800	8,373,042
4.88%, 11/01/22	2,376	2,553,254
5.45%, 01/09/17	4,600	4,985,231
5.50%, 01/26/20	100	113,354
5.50%, 07/24/20	3,100	3,524,694
5.50%, 07/28/21[b]	785	898,766
5.63%, 09/23/19	2,000	2,274,266
5.75%, 01/25/21	3,050	3,522,245
6.25%, 08/09/26	551	668,948
6.38%, 07/24/42	2,034	2,655,145
6.63%, 04/01/18	5,484	6,300,586
7.30%, 05/13/19	4,365	5,245,127
Series F
3.88%, 04/29/24	14,000	14,388,592
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	6,750	6,887,590

Security	Principal (000s)	Value

National Australia Bank Ltd./New York
2.30%, 07/25/18	$3,000	$3,054,305
2.75%, 03/09/17	1,000	1,036,023
3.00%, 01/20/23[b]	800	796,802
Northern Trust Corp.
2.38%, 08/02/22	1,700	1,656,670
3.38%, 08/23/21	2,324	2,449,800
3.45%, 11/04/20	200	212,610
3.95%, 10/30/25	2,000	2,091,081
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	5,300	5,278,113
2.00%, 06/03/16	50	51,169
2.38%, 10/01/21	3,000	3,060,297
4.88%, 02/16/16	300	316,324
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[d]	3,025	3,028,457
1.15%, 11/01/16 (Call 10/02/16)[d]	300	301,017
3.80%, 07/25/23 (Call 06/25/23)[d]	5,000	5,198,208
6.00%, 12/07/17[d]	500	564,551
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[d]	500	511,969
PNC Funding Corp.
4.38%, 08/11/20[d]	2,750	3,021,210
5.25%, 11/15/15[d]	7,185	7,489,904
6.70%, 06/10/19[b],d	998	1,190,169
Royal Bank of Canada
1.45%, 09/09/16	4,625	4,671,791
1.50%, 01/16/18[b]	2,500	2,504,158
2.30%, 07/20/16	2,250	2,303,508
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,600	1,608,583
6.40%, 10/21/19[b]	3,450	4,038,566
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	2,625	2,737,923
5.63%, 08/24/20	2,700	3,080,363
State Street Corp.
2.88%, 03/07/16	1,300	1,338,374
3.10%, 05/15/23	250	246,415
3.70%, 11/20/23	1,500	1,568,130
4.38%, 03/07/21	600	665,024
4.96%, 03/15/18	800	871,546
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	2,500	2,472,344
2.25%, 07/11/19[b]	1,000	1,000,198
2.50%, 07/19/18	3,000	3,046,449
3.95%, 01/10/24	3,000	3,192,211
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	2,250	2,250,976
7.25%, 03/15/18	1,000	1,146,800
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	200	202,015
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,092,744
6.00%, 09/11/17	2,298	2,575,643
Svenska Handelsbanken AB
2.50%, 01/25/19	2,750	2,814,935
2.88%, 04/04/17	2,750	2,855,433
Toronto-Dominion Bank (The)
1.40%, 04/30/18	1,215	1,204,744
2.13%, 07/02/19[b]	2,500	2,502,132
2.25%, 11/05/19	3,000	3,014,604
2.38%, 10/19/16	1,800	1,849,011
2.50%, 07/14/16	1,600	1,643,325
2.63%, 09/10/18[b]	2,000	2,060,283
U.S. Bancorp/MN
2.95%, 07/15/22 (Call 06/15/22)	1,270	1,253,257
3.00%, 03/15/22 (Call 02/15/22)	1,500	1,519,868
3.70%, 01/30/24 (Call 12/29/23)[b]	2,250	2,356,877
4.13%, 05/24/21 (Call 04/23/21)	1,825	1,994,131

69

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Series F
2.20%, 11/15/16 (Call 10/14/16)	$4,800	$4,913,334
3.60%, 09/11/24 (Call 08/11/24)	1,650	1,677,630
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	2,685	2,689,876
UBS AG/Stamford CT
2.38%, 08/14/19	3,500	3,524,791
5.75%, 04/25/18	850	960,078
5.88%, 12/20/17	8,134	9,145,418
Wachovia Corp.
5.50%, 08/01/35	3,015	3,446,435
5.75%, 06/15/17	1,730	1,922,603
5.75%, 02/01/18	8,280	9,348,974
Wells Fargo & Co.
1.25%, 07/20/16	13,500	13,560,461
1.40%, 09/08/17	1,000	1,001,916
1.50%, 01/16/18	50	49,992
2.15%, 01/15/19	4,200	4,240,534
3.00%, 01/22/21	1,995	2,039,559
3.30%, 09/09/24	2,000	2,012,329
3.50%, 03/08/22	1,029	1,072,910
4.10%, 06/03/26	3,850	3,940,382
4.13%, 08/15/23[b]	9,270	9,718,513
4.60%, 04/01/21	5,120	5,699,823
4.65%, 11/04/44[b]	915	927,616
5.38%, 11/02/43	930	1,039,003
5.61%, 01/15/44	4,503	5,205,763
5.63%, 12/11/17	6,325	7,092,626
Series M
3.45%, 02/13/23	1,030	1,035,417
Wells Fargo Capital X
5.95%, 12/01/86	1,250	1,271,875
Westpac Banking Corp.
1.50%, 12/01/17	4,000	4,014,165
1.60%, 01/12/18	1,500	1,505,669
2.25%, 07/30/18	600	610,484
2.25%, 01/17/19[b]	3,340	3,388,134
3.00%, 12/09/15	4,850	4,970,289

		1,191,628,239
BEVERAGES — 0.50%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	222,977
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	1,000	1,002,084
1.13%, 01/27/17	4,250	4,254,132
2.15%, 02/01/19	65	65,322
3.70%, 02/01/24	1,015	1,052,919
4.63%, 02/01/44	2,500	2,645,005
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,000	2,004,923
2.50%, 07/15/22	1,000	969,762
2.88%, 02/15/16	2,000	2,054,973
3.75%, 07/15/42	2,000	1,845,972
4.38%, 02/15/21	3,475	3,785,578
5.00%, 04/15/20	100	112,732
5.38%, 01/15/20	4,845	5,534,393
7.75%, 01/15/19	7,085	8,633,994
8.00%, 11/15/39	2,000	3,037,117
8.20%, 01/15/39	765	1,176,659
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	250	250,070
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,656,524
Coca-Cola Co. (The)
1.50%, 11/15/15	3,200	3,232,208
1.65%, 03/14/18	500	504,718
1.80%, 09/01/16	400	407,405

Security	Principal (000s)	Value

3.15%, 11/15/20	$5,650	$5,936,672
3.20%, 11/01/23[b]	4,275	4,376,567
3.30%, 09/01/21	1,450	1,511,006
Coca-Cola Enterprises Inc.
4.50%, 09/01/21 (Call 06/01/21)	1,284	1,405,256
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	3,350	3,384,377
5.25%, 11/26/43	1,000	1,132,254
Diageo Capital PLC
1.50%, 05/11/17	4,144	4,169,944
2.63%, 04/29/23 (Call 01/29/23)	2,520	2,447,326
3.88%, 04/29/43 (Call 10/29/42)[b]	1,000	958,388
5.75%, 10/23/17	950	1,065,104
Diageo Finance BV
5.30%, 10/28/15	2,357	2,456,060
Diageo Investment Corp.
4.25%, 05/11/42	1,000	1,000,808
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	1,000	1,023,826
3.20%, 11/15/21 (Call 08/15/21)	1,100	1,120,294
6.82%, 05/01/18[b]	250	290,001
Molson Coors Brewing Co.
3.50%, 05/01/22[b]	2,350	2,378,246
5.00%, 05/01/42	700	738,296
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	3,781	5,206,241
PepsiCo Inc.
1.25%, 08/13/17	3,800	3,791,033
2.25%, 01/07/19 (Call 12/07/18)[b]	3,750	3,798,308
2.50%, 05/10/16	1,700	1,742,990
2.75%, 03/05/22	1,250	1,242,184
2.75%, 03/01/23	2,000	1,958,544
3.00%, 08/25/21	3,100	3,176,924
3.60%, 03/01/24 (Call 12/01/23)[b]	2,500	2,608,377
4.00%, 03/05/42[b]	1,000	978,023
4.25%, 10/22/44 (Call 04/22/44)	180	183,192
4.88%, 11/01/40	600	662,072
7.90%, 11/01/18	2,480	3,033,217

		108,224,997
BIOTECHNOLOGY — 0.25%
Amgen Inc.
1.25%, 05/22/17	450	447,829
2.13%, 05/15/17	4,000	4,064,978
2.20%, 05/22/19 (Call 04/22/19)[b]	2,025	2,019,404
2.30%, 06/15/16	2,550	2,599,972
2.50%, 11/15/16	2,000	2,052,322
3.45%, 10/01/20	250	259,295
3.63%, 05/15/22 (Call 02/15/22)[b]	2,000	2,054,924
3.63%, 05/22/24 (Call 02/22/24)	2,000	2,020,307
5.15%, 11/15/41 (Call 05/15/41)	4,575	4,968,848
5.38%, 05/15/43 (Call 11/15/42)	750	839,015
5.65%, 06/15/42 (Call 12/15/41)	3,900	4,519,941
5.70%, 02/01/19	3,580	4,055,499
5.85%, 06/01/17	500	553,184
6.15%, 06/01/18	500	570,438
6.38%, 06/01/37	15	18,551
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,600	1,718,329
Celgene Corp.
2.25%, 05/15/19	500	499,466
3.25%, 08/15/22	3,400	3,419,391
3.63%, 05/15/24 (Call 02/15/24)	1,000	1,014,068
3.95%, 10/15/20	1,200	1,277,215
4.00%, 08/15/23	2,750	2,853,235
4.63%, 05/15/44 (Call 11/15/43)	1,500	1,526,519

70

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Gilead Sciences Inc.
2.05%, 04/01/19	$1,000	$1,003,080
2.35%, 02/01/20	350	353,816
3.05%, 12/01/16	200	208,045
3.50%, 02/01/25 (Call 11/01/24)	965	989,740
3.70%, 04/01/24 (Call 01/01/24)	1,020	1,060,283
4.50%, 04/01/21 (Call 01/01/21)	1,500	1,655,356
4.50%, 02/01/45 (Call 08/01/44)	1,900	1,990,963
4.80%, 04/01/44 (Call 10/01/43)	790	852,841
5.65%, 12/01/41 (Call 06/01/41)	2,615	3,153,733

		54,620,587
BUILDING MATERIALS — 0.03%
CRH America Inc.
5.75%, 01/15/21	750	864,744
6.00%, 09/30/16	3,343	3,625,400
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	265,932
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	1,530	1,550,796

		6,306,872
CHEMICALS — 0.52%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	3,150	3,082,224
5.25%, 01/15/45 (Call 07/15/44)	1,500	1,604,699
Air Products & Chemicals Inc.
2.00%, 08/02/16	1,500	1,529,452
3.00%, 11/03/21	1,050	1,063,411
3.35%, 07/31/24 (Call 04/30/24)	1,000	1,010,029
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,557,426
2.90%, 11/15/22 (Call 08/15/22)	1,550	1,518,028
3.25%, 10/01/15 (Call 09/01/15)	1,070	1,092,897
3.65%, 07/15/24 (Call 04/15/24)	135	137,301
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	500	504,446
4.15%, 12/01/24 (Call 09/01/24)	750	765,372
4.50%, 12/15/20 (Call 09/15/20)	800	854,353
CF Industries Inc.
5.15%, 03/15/34	3,525	3,731,474
5.38%, 03/15/44	1,250	1,332,633
6.88%, 05/01/18	1,000	1,151,070
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,050	2,033,015
Dow Chemical Co. (The)
2.50%, 02/15/16	250	255,199
3.00%, 11/15/22 (Call 08/15/22)[b]	2,000	1,968,549
3.50%, 10/01/24 (Call 07/01/24)	1,000	999,491
4.13%, 11/15/21 (Call 08/15/21)[b]	1,250	1,327,407
4.25%, 11/15/20 (Call 08/15/20)	2,860	3,084,344
4.25%, 10/01/34 (Call 04/01/34)	7,500	7,366,352
4.38%, 11/15/42 (Call 05/15/42)	2,000	1,934,198
5.25%, 11/15/41 (Call 05/15/41)	450	489,770
8.55%, 05/15/19	3,735	4,708,158
9.40%, 05/15/39	215	347,003
E.I. du Pont de Nemours & Co.
2.80%, 02/15/23	2,765	2,717,935
4.15%, 02/15/43	2,000	1,955,989
4.25%, 04/01/21	50	54,709
5.25%, 12/15/16	3,968	4,314,811
6.00%, 07/15/18	2,420	2,778,925
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	500	506,467
3.00%, 12/15/15	1,000	1,022,575
3.60%, 08/15/22 (Call 05/15/22)	3,500	3,583,877

Security	Principal (000s)	Value

3.80%, 03/15/25 (Call 12/15/24)	$850	$871,800
4.65%, 10/15/44 (Call 04/15/44)	720	728,659
Ecolab Inc.
3.00%, 12/08/16	2,100	2,176,763
5.50%, 12/08/41	1,650	1,945,466
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	468,081
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,764,913
LYB International Finance BV
4.00%, 07/15/23	3,275	3,414,322
4.88%, 03/15/44 (Call 09/15/43)	3,275	3,431,220
LyondellBasell Industries NV
6.00%, 11/15/21 (Call 08/17/21)	500	584,441
Monsanto Co.
2.13%, 07/15/19	7,630	7,639,869
3.38%, 07/15/24 (Call 04/15/24)[b]	335	339,291
3.60%, 07/15/42 (Call 01/15/42)	1,500	1,339,002
4.20%, 07/15/34 (Call 01/15/34)	340	352,950
4.40%, 07/15/44 (Call 01/15/44)[b]	480	490,735
5.88%, 04/15/38	100	121,149
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,000	1,036,304
4.25%, 11/15/23 (Call 08/15/23)	1,425	1,505,123
5.45%, 11/15/33 (Call 05/15/33)	6	6,697
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	2,050	2,153,061
4.88%, 03/30/20	2,500	2,793,826
PPG Industries Inc.
1.90%, 01/15/16	1,500	1,518,168
2.30%, 11/15/19 (Call 10/15/19)	1,000	1,004,357
3.60%, 11/15/20	1,703	1,791,076
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,618,825
2.45%, 02/15/22 (Call 11/15/21)	1,600	1,564,110
3.00%, 09/01/21[b]	250	255,439
4.05%, 03/15/21	1,050	1,134,887
Rohm & Haas Co.
6.00%, 09/15/17	500	559,335
RPM International Inc.
6.50%, 02/15/18	1,500	1,695,772
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,700	1,693,499
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	550	572,176
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,434,256
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,700	1,705,960

		113,095,121
COMMERCIAL SERVICES — 0.11%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[b]	500	543,507
California Institute of Technology
4.70%, 11/01/11	1,000	1,022,567
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,732,229
Leidos Inc.
5.50%, 07/01/33	2,050	1,982,145
Massachusetts Institute of Technology
4.68%, 07/01/14	1,375	1,499,263
MasterCard Inc.
2.00%, 04/01/19	875	875,525
3.38%, 04/01/24	2,025	2,090,441
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	3,550	3,872,381

71

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

President and Fellows of Harvard College
4.88%, 10/15/40	$500	$589,404
Princeton University
5.70%, 03/01/39	1,300	1,692,737
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	2,000	2,028,039
4.25%, 08/15/24 (Call 05/15/24)	765	782,005
Verisk Analytics Inc.
4.13%, 09/12/22	700	729,759
Western Union Co. (The)
3.35%, 05/22/19	1,950	2,016,807
3.65%, 08/22/18	3,250	3,411,007

		24,867,816
COMPUTERS — 0.48%
Apple Inc.
0.45%, 05/03/16	17,000	16,982,376
1.00%, 05/03/18	6,140	6,049,031
1.05%, 05/05/17	1,200	1,202,897
2.10%, 05/06/19[b]	2,020	2,041,788
2.40%, 05/03/23[b]	2,300	2,242,269
2.85%, 05/06/21	3,030	3,102,805
3.45%, 05/06/24	1,745	1,818,457
3.85%, 05/04/43	5,355	5,214,894
4.45%, 05/06/44	625	670,570
Computer Sciences Corp.
4.45%, 09/15/22[b]	2,650	2,720,853
EMC Corp./MA
2.65%, 06/01/20	2,675	2,664,788
3.38%, 06/01/23 (Call 03/01/23)	3,470	3,452,092
Hewlett-Packard Co.
2.60%, 09/15/17	9,000	9,204,970
2.75%, 01/14/19	2,450	2,466,597
4.05%, 09/15/22	500	510,179
4.30%, 06/01/21[b]	1,800	1,899,618
4.38%, 09/15/21	1,250	1,323,622
4.65%, 12/09/21[b]	2,250	2,388,888
6.00%, 09/15/41	2,150	2,358,963
International Business Machines Corp.
2.90%, 11/01/21[b]	5,200	5,359,514
3.38%, 08/01/23	4,000	4,096,533
3.63%, 02/12/24[b]	2,375	2,469,102
4.00%, 06/20/42	1,850	1,788,473
5.60%, 11/30/39	2,000	2,425,567
5.70%, 09/14/17[b]	9,982	11,185,847
5.88%, 11/29/32	1,000	1,258,926
6.22%, 08/01/27	500	632,543
8.38%, 11/01/19	100	129,516
Lexmark International Inc.
6.65%, 06/01/18[b]	1,000	1,111,445
NetApp Inc.
2.00%, 12/15/17	2,100	2,122,372
3.25%, 12/15/22 (Call 09/15/22)	1,000	986,360
3.38%, 06/15/21 (Call 04/15/21)	420	422,915
Seagate HDD Cayman
4.75%, 01/01/25[b],e	1,500	1,537,500
5.75%, 12/01/34 (Call 06/01/34)[e]	865	903,911

		104,746,181
COSMETICS & PERSONAL CARE — 0.09%
Colgate-Palmolive Co.
1.30%, 01/15/17	1,300	1,310,106
1.75%, 03/15/19	1,375	1,373,562
2.30%, 05/03/22	3,750	3,688,043
2.95%, 11/01/20	1,600	1,670,268

Security	Principal (000s)	Value

Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	$550	$531,249
6.00%, 05/15/37	500	608,123
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,000	1,013,831
1.60%, 11/15/18	2,450	2,449,506
1.90%, 11/01/19	2,660	2,666,806
2.30%, 02/06/22	800	789,760
3.10%, 08/15/23	100	102,336
5.55%, 03/05/37	2,638	3,343,410
5.80%, 08/15/34	125	161,801

		19,708,801
DISTRIBUTION & WHOLESALE — 0.01%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	350	364,417
5.13%, 03/01/21	1,300	1,425,583

		1,790,000
DIVERSIFIED FINANCIAL SERVICES — 1.16%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[b]	4,145	4,234,562
3.88%, 04/01/21 (Call 03/01/21)[b]	500	505,564
Alterra Finance LLC
6.25%, 09/30/20	900	1,049,839
American Express Co.
1.55%, 05/22/18	2,000	1,979,545
4.05%, 12/03/42	2,020	1,975,312
6.80%, 09/01/66 (Call 09/01/16)[a]	2,547	2,699,820
7.00%, 03/19/18	4,920	5,726,439
American Express Credit Corp.
1.55%, 09/22/17	2,045	2,051,769
2.13%, 07/27/18	4,500	4,545,856
2.25%, 08/15/19	3,500	3,514,719
Ameriprise Financial Inc.
3.70%, 10/15/24	3,500	3,573,763
4.00%, 10/15/23	4,180	4,421,298
7.52%, 06/01/66 (Call 06/01/16)[a]	250	268,750
Ameritech Capital Funding Corp.
6.45%, 01/15/18	500	565,785
Associates Corp. of North America
6.95%, 11/01/18	20	23,583
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17[b]	882	957,400
6.40%, 10/02/17	1,030	1,164,708
7.25%, 02/01/18	6,620	7,724,321
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,000	1,997,164
Charles Schwab Corp. (The)
0.85%, 12/04/15	2,250	2,255,347
CME Group Inc./IL
3.00%, 09/15/22	50	50,710
5.30%, 09/15/43 (Call 03/15/43)	1,500	1,795,438
Credit Suisse USA Inc.
7.13%, 07/15/32	3,792	5,355,077
Discover Financial Services
3.85%, 11/21/22	500	508,746
3.95%, 11/06/24 (Call 08/06/24)	2,000	2,029,714
Ford Motor Credit Co. LLC
1.68%, 09/08/17	2,500	2,491,566
2.38%, 01/16/18	6,500	6,586,210
2.38%, 03/12/19	2,950	2,948,730
2.60%, 11/04/19	1,000	1,003,295
3.00%, 06/12/17	3,350	3,454,961
3.66%, 09/08/24[b]	2,800	2,810,966
4.25%, 02/03/17	1,825	1,928,249
4.25%, 09/20/22	500	531,163

72

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.00%, 05/15/18	$2,750	$3,010,102
5.88%, 08/02/21	5,300	6,160,496
6.63%, 08/15/17	1,000	1,124,586
8.00%, 12/15/16	1,350	1,523,696
8.13%, 01/15/20	5,750	7,215,347
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,727,932
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	2,970	3,200,175
General Electric Capital Corp.
1.00%, 01/08/16	6,700	6,732,118
1.63%, 04/02/18[b]	4,080	4,101,124
2.10%, 12/11/19	2,500	2,513,660
2.25%, 11/09/15	7,050	7,161,187
2.95%, 05/09/16	10,250	10,577,595
3.10%, 01/09/23	2,020	2,045,227
3.35%, 10/17/16	5,250	5,496,645
3.45%, 05/15/24 (Call 02/13/24)[b]	1,000	1,032,253
4.38%, 09/16/20	1,250	1,378,780
4.63%, 01/07/21	8,130	9,113,576
4.65%, 10/17/21	4,625	5,198,157
5.63%, 05/01/18	4,710	5,336,946
5.88%, 01/14/38	13,410	16,586,319
6.00%, 08/07/19	520	610,618
6.15%, 08/07/37	750	955,454
6.38%, 11/15/67 (Call 11/15/17)[a]	500	538,750
6.88%, 01/10/39	45	62,326
Series A
6.75%, 03/15/32	10,742	14,426,987
Goldman Sachs Capital I
6.35%, 02/15/34	5,520	6,493,568
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[a]	600	612,000
HSBC Finance Corp.
6.68%, 01/15/21	5,745	6,796,018
Invesco Finance PLC
4.00%, 01/30/24	3,500	3,679,370
Jefferies Group LLC
5.13%, 04/13/18	500	542,867
5.13%, 01/20/23[b]	3,100	3,329,870
6.25%, 01/15/36	1,750	1,875,074
6.45%, 06/08/27	1,000	1,139,167
6.88%, 04/15/21	2,000	2,345,590
8.50%, 07/15/19	300	369,898
Lazard Group LLC
4.25%, 11/14/20	2,000	2,129,136
Legg Mason Inc.
2.70%, 07/15/19	220	221,855
5.63%, 01/15/44	975	1,097,951
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	750	764,664
5.25%, 01/16/18	333	365,033
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	2,100	2,097,043
2.30%, 11/15/19 (Call 10/15/19)	1,000	999,750
3.05%, 02/15/22 (Call 11/15/21)	3,970	4,013,361
3.40%, 11/15/23 (Call 08/15/23)	2,750	2,805,069
Nomura Holdings Inc.
2.75%, 03/19/19	1,500	1,523,438
6.70%, 03/04/20	3,015	3,596,599
ORIX Corp.
5.00%, 01/12/16	1,904	1,983,073
Raymond James Financial Inc.
4.25%, 04/15/16	200	208,518
5.63%, 04/01/24	900	1,023,031

Security	Principal (000s)	Value

Stifel Financial Corp.
4.25%, 07/18/24	$250	$254,433

		251,826,801
ELECTRIC — 1.72%
Alabama Power Co.
4.10%, 01/15/42	350	349,142
4.15%, 08/15/44 (Call 02/15/44)	870	879,581
Series 1
5.65%, 03/15/35 (Call 03/15/15)	3,750	3,796,635
Series 11-C
5.20%, 06/01/41	2,000	2,362,625
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	2,350	2,315,030
4.30%, 07/01/44 (Call 01/01/44)	2,000	2,062,404
6.13%, 11/15/17	1,100	1,244,855
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	2,000	1,995,331
2.95%, 12/15/22 (Call 09/15/22)	1,000	972,311
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	2,520	2,546,886
7.00%, 04/01/38	230	311,912
7.95%, 01/15/20	2,254	2,840,426
Arizona Public Service Co.
3.35%, 06/15/24 (Call 03/15/24)[b]	500	506,172
4.50%, 04/01/42 (Call 10/01/41)	3,730	3,961,902
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,646,091
5.50%, 09/01/35	485	575,846
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	124	120,919
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	1,145	1,135,390
2.00%, 11/15/18 (Call 10/15/18)	3,500	3,505,827
3.75%, 11/15/23 (Call 08/15/23)[b]	2,250	2,309,709
6.13%, 04/01/36	9,951	12,254,949
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	2,075	1,990,380
3.55%, 08/01/42 (Call 02/01/42)	10	9,227
4.50%, 04/01/44 (Call 10/01/43)	1,250	1,341,815
Cleveland Electric Illuminating Co (The)
5.50%, 08/15/24	9,850	11,374,899
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	500	518,451
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	7,000	7,008,534
3.40%, 09/01/21 (Call 06/01/21)	4,800	5,000,354
4.00%, 08/01/20 (Call 05/01/20)	500	537,637
6.45%, 01/15/38	1,200	1,587,287
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,931,788
4.30%, 04/15/44 (Call 10/15/43)	750	775,886
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	1,000	1,010,378
3.95%, 03/01/43 (Call 09/01/42)	5,300	5,086,119
5.70%, 06/15/40	250	301,517
6.65%, 04/01/19	850	1,009,159
7.13%, 12/01/18	4,102	4,853,340
Series 05-A
5.30%, 03/01/35	500	574,863
Series 06-A
5.85%, 03/15/36	175	215,505
Series 06-E
5.70%, 12/01/36	160	195,162
Series 08-B
6.75%, 04/01/38	1,000	1,346,843
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	3,000	2,990,869

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.13%, 08/31/24 (Call 05/31/24)	$500	$499,154
3.38%, 08/15/23 (Call 05/15/23)	1,050	1,075,609
3.95%, 05/15/43 (Call 11/15/42)	500	490,360
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	2,000	2,090,723
Dominion Resources Inc./VA
1.25%, 03/15/17	500	497,876
4.45%, 03/15/21	7,500	8,129,700
4.70%, 12/01/44 (Call 06/01/44)	1,000	1,030,005
7.00%, 06/15/38	150	199,722
Series A
1.40%, 09/15/17	3,200	3,174,014
Series C
4.05%, 09/15/42 (Call 03/15/42)[b]	4,500	4,183,889
4.90%, 08/01/41 (Call 02/01/41)	770	818,899
DTE Electric Co.
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,390,317
4.30%, 07/01/44 (Call 01/01/44)	3,000	3,119,615
DTE Energy Co.
3.85%, 12/01/23 (Call 09/01/23)	1,300	1,352,434
Series C
3.50%, 06/01/24 (Call 03/01/24)[b]	550	554,542
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,627	1,646,837
3.90%, 06/15/21 (Call 03/15/21)	1,200	1,290,310
6.05%, 04/15/38	500	638,170
Duke Energy Corp.
1.63%, 08/15/17	900	901,796
2.15%, 11/15/16	850	865,340
3.05%, 08/15/22 (Call 05/15/22)	2,000	1,991,022
3.55%, 09/15/21 (Call 06/15/21)[b]	1,500	1,556,277
3.75%, 04/15/24 (Call 01/15/24)	125	129,245
3.95%, 10/15/23 (Call 07/15/23)	500	525,537
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	1,250	1,281,260
5.65%, 04/01/40	100	123,283
6.40%, 06/15/38	3,270	4,389,710
Duke Energy Indiana Inc.
6.45%, 04/01/39	3,300	4,403,290
Duke Energy Ohio Inc.
5.45%, 04/01/19[b]	3,866	4,393,591
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	850	867,979
4.15%, 12/01/44 (Call 06/01/44)	780	800,843
4.38%, 03/30/44 (Call 09/30/43)[b]	2,000	2,108,178
5.30%, 01/15/19	1,325	1,491,270
Edison International
3.75%, 09/15/17	1,100	1,163,955
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	2,775	2,886,414
3.75%, 02/15/21 (Call 11/15/20)	3,500	3,691,926
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	400	421,395
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	1,000	1,133,034
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	500	502,512
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[b]	3,000	3,121,072
5.60%, 06/15/42 (Call 12/15/41)[b]	3,450	3,683,092
5.75%, 10/01/41 (Call 04/01/41)	750	809,321
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)[b]	1,000	1,017,568
4.05%, 06/01/42 (Call 12/01/41)	100	99,921
4.05%, 10/01/44 (Call 04/01/44)	760	768,463
4.13%, 02/01/42 (Call 08/02/41)	2,000	2,022,648
5.25%, 02/01/41 (Call 08/01/40)	700	827,659
5.55%, 11/01/17	100	111,639
5.95%, 02/01/38	3,104	3,949,306

Security	Principal (000s)	Value

Georgia Power Co.
4.30%, 03/15/42	$1,350	$1,375,077
5.40%, 06/01/40	1,100	1,296,780
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	700	765,170
5.29%, 06/15/22 (Call 03/15/22)[b,c]	1,000	1,118,151
Hydro-Quebec
2.00%, 06/30/16	6,450	6,597,463
Indiana Michigan Power Co.
7.00%, 03/15/19	50	59,531
Series J
3.20%, 03/15/23 (Call 12/15/22)	1,500	1,492,862
Integrys Energy Group Inc.
4.17%, 11/01/20	850	903,283
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	300	301,285
4.05%, 07/01/23 (Call 04/01/23)[b]	100	103,613
Jersey Central Power & Light Co.
6.15%, 06/01/37	1,000	1,130,185
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	2,550	2,877,707
Kentucky Utilities Co.
1.63%, 11/01/15	200	201,755
3.25%, 11/01/20 (Call 08/01/20)	250	259,379
5.13%, 11/01/40 (Call 05/01/40)	500	578,268
LG&E and KU Energy LLC
2.13%, 11/15/15	1,150	1,163,777
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,144,441
4.38%, 10/01/21 (Call 07/01/21)	2,000	2,121,961
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	252,526
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	2,250	2,300,731
3.70%, 09/15/23 (Call 06/15/23)	2,750	2,867,570
Midamerican Funding LLC
6.93%, 03/01/29	285	369,633
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	1,850	2,192,122
7.13%, 03/15/19	500	601,709
NextEra Energy Capital Holdings Inc.
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,024,281
6.00%, 03/01/19	500	571,094
7.88%, 12/15/15	500	536,451
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	150	162,962
5.45%, 09/15/20	3,200	3,667,585
5.80%, 02/01/42 (Call 08/01/41)	3,400	3,973,657
5.95%, 06/15/41 (Call 12/15/40)	1,000	1,184,095
6.40%, 03/15/18	200	228,864
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,561,813
2.60%, 05/15/23 (Call 11/15/22)[b]	1,000	970,638
4.13%, 05/15/44 (Call 11/15/43)	310	315,276
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	2,000	1,920,311
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,421,512
Oglethorpe Power Corp.
4.55%, 06/01/44	2,000	2,011,400
5.38%, 11/01/40	800	891,347
6.10%, 03/15/19	500	574,834
Ohio Power Co. Series M
5.38%, 10/01/21	50	58,071
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)[b]	500	532,097
5.25%, 05/15/41 (Call 11/15/40)	1,618	1,872,312

74

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[e]	$7,135	$7,124,288
7.00%, 09/01/22	4,068	5,110,026
7.50%, 09/01/38	200	282,706
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	1,805	1,805,632
3.75%, 02/15/24 (Call 11/15/23)	1,375	1,417,716
4.25%, 05/15/21 (Call 02/15/21)	100	107,058
4.30%, 03/15/45	835	830,134
4.50%, 12/15/41 (Call 06/15/41)	150	150,116
4.60%, 06/15/43 (Call 12/15/42)[b]	3,000	3,064,427
4.75%, 02/15/44 (Call 08/15/43)	1,000	1,050,825
5.80%, 03/01/37	1,900	2,240,398
6.05%, 03/01/34	6,913	8,542,602
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	201,679
3.85%, 06/15/21 (Call 03/15/21)	750	804,281
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,388,325
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	3,500	3,629,854
7.90%, 12/15/38[b]	25	37,629
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)[b]	200	206,207
5.00%, 03/15/44 (Call 09/15/43)	1,825	1,951,404
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,000	2,029,063
5.20%, 07/15/41 (Call 01/15/41)	300	344,957
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,000	1,006,607
4.40%, 01/15/21 (Call 10/15/20)	2,900	3,158,584
6.00%, 12/01/39	2,500	3,109,510
PSEG Power LLC
2.75%, 09/15/16	2,100	2,162,584
4.15%, 09/15/21 (Call 06/15/21)[b]	2,050	2,152,268
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,000	2,865,760
4.30%, 03/15/44 (Call 09/15/43)	1,050	1,097,098
4.75%, 08/15/41 (Call 02/15/41)	200	221,956
5.13%, 06/01/19[b]	2,350	2,653,164
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,310,458
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	1,000	996,257
2.38%, 05/15/23 (Call 02/15/23)	1,750	1,669,398
3.05%, 11/15/24 (Call 08/15/24)	1,000	997,804
3.15%, 08/15/24 (Call 05/15/24)	1,000	1,000,352
3.65%, 09/01/42 (Call 03/01/42)[b]	3,100	2,901,765
5.50%, 03/01/40	11	13,300
Series I
4.00%, 06/01/44 (Call 12/01/43)	750	746,828
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	3,000	3,168,395
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,000	1,962,559
6.00%, 06/01/39	500	635,552
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	1,000	1,045,055
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	200	213,893
6.25%, 04/01/20	3,000	3,433,306
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	200	205,919
4.50%, 06/01/64 (Call 12/01/63)	190	191,324
5.25%, 11/01/18	150	168,424
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	100	98,938
4.65%, 10/01/43 (Call 04/01/43)	2,500	2,753,629
6.05%, 03/15/39[b]	4,852	6,171,115

Security	Principal (000s)	Value

Southern Co. (The)
1.30%, 08/15/17	$815	$812,213
2.15%, 09/01/19 (Call 08/01/19)	2,000	1,990,536
Southern Power Co.
5.15%, 09/15/41[b]	3,000	3,319,109
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[b]	500	515,067
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	550	564,257
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	4,750	4,610,551
4.10%, 06/15/42 (Call 12/15/41)	200	199,515
4.35%, 05/15/44 (Call 11/15/43)[b]	1,000	1,034,388
TransAlta Corp.
1.90%, 06/03/17	200	198,888
4.50%, 11/15/22 (Call 08/15/22)[b]	3,500	3,512,402
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	3,355	3,730,936
UIL Holdings Corp.
4.63%, 10/01/20	800	849,024
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[b]	1,500	1,541,877
6.70%, 02/01/19	100	118,321
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	200	201,047
5.40%, 04/30/18	4,250	4,752,051
5.95%, 09/15/17	200	224,220
Series D
4.65%, 08/15/43 (Call 02/15/43)[b]	3,000	3,250,502
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	450	454,366
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,497,166
2.95%, 09/15/21 (Call 06/15/21)[b]	1,150	1,167,431
4.25%, 06/01/44 (Call 12/01/43)[b]	325	335,195
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	5,000	4,987,205
Xcel Energy Inc.
0.75%, 05/09/16	2,625	2,617,765
6.50%, 07/01/36[b]	200	259,298

		372,302,716
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
4.25%, 11/15/20[b]	4,075	4,485,011
5.25%, 11/15/39	1,250	1,489,714
Energizer Holdings Inc.
4.70%, 05/19/21	1,000	1,025,449
4.70%, 05/24/22[b]	2,100	2,157,888

		9,158,062
ELECTRONICS — 0.17%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	1,500	1,535,528
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	684,558
3.13%, 09/15/21 (Call 08/15/21)	1,000	1,016,431
4.00%, 02/01/22 (Call 11/01/21)	400	423,648
Avnet Inc.
4.88%, 12/01/22	1,750	1,855,731
Honeywell International Inc.
4.25%, 03/01/21[b]	2,250	2,496,309
5.00%, 02/15/19	3,100	3,479,206
Jabil Circuit Inc.
7.75%, 07/15/16	1,100	1,210,810

75

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Koninklijke Philips NV
3.75%, 03/15/22	$2,000	$2,078,126
5.00%, 03/15/42[b]	2,000	2,184,440
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	500	536,903
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	275	276,026
3.20%, 03/01/16	3,050	3,139,554
3.60%, 08/15/21 (Call 05/15/21)	3,550	3,658,240
4.50%, 03/01/21	1,850	2,002,006
5.30%, 02/01/44 (Call 08/01/43)[b]	9,750	10,973,430

		37,550,946
ENGINEERING & CONSTRUCTION — 0.01%
ABB Finance USA Inc.
2.88%, 05/08/22	1,265	1,268,310
4.38%, 05/08/42	100	105,782
Fluor Corp.
3.38%, 09/15/21	1,400	1,454,203

		2,828,295
ENTERTAINMENT — 0.02%
International Game Technology
7.50%, 06/15/19	3,000	3,326,093

		3,326,093
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	3,398	3,497,688
4.75%, 05/15/23 (Call 02/15/23)	1,900	2,097,311
5.00%, 03/01/20	100	111,676
5.25%, 11/15/21	548	625,043
5.50%, 09/15/19	600	683,496
6.09%, 03/15/35	1,000	1,207,251
6.20%, 03/01/40	1,500	1,905,034
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	3,000	3,036,495
6.10%, 03/15/18	1,000	1,134,793
7.00%, 07/15/28	500	665,999
7.10%, 08/01/26	250	330,895
7.38%, 03/11/19	4,230	5,098,621

		20,394,302
FOOD — 0.46%
Campbell Soup Co.
4.25%, 04/15/21	2,000	2,150,510
ConAgra Foods Inc.
1.30%, 01/25/16	250	250,817
3.20%, 01/25/23 (Call 10/25/22)	723	705,429
3.25%, 09/15/22	3,500	3,423,007
4.65%, 01/25/43 (Call 07/25/42)	2,000	2,010,808
6.63%, 08/15/39	1,250	1,543,415
7.00%, 04/15/19	200	235,187
Delhaize Group SA
4.13%, 04/10/19	1,250	1,322,467
6.50%, 06/15/17	2,144	2,388,484
General Mills Inc.
1.40%, 10/20/17	1,000	999,740
3.15%, 12/15/21 (Call 09/15/21)	215	220,087
3.65%, 02/15/24 (Call 11/15/23)	2,250	2,311,393
5.40%, 06/15/40	2,600	2,989,918
5.65%, 02/15/19	2,170	2,475,148
5.70%, 02/15/17	3,500	3,843,420
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,311,978
4.13%, 12/01/20	800	877,850

Security	Principal (000s)	Value

Hillshire Brands Co. (The)
4.10%, 09/15/20	$500	$519,425
Ingredion Inc.
4.63%, 11/01/20	1,000	1,077,060
Kellogg Co.
1.88%, 11/17/16	2,350	2,386,923
3.25%, 05/21/18	1,800	1,890,244
4.00%, 12/15/20	1,500	1,616,196
4.45%, 05/30/16	40	42,056
Series B
7.45%, 04/01/31	2,370	3,151,027
Kraft Foods Group Inc.
2.25%, 06/05/17	650	663,438
3.50%, 06/06/22	5,023	5,158,248
5.00%, 06/04/42	2,520	2,711,483
6.13%, 08/23/18	2,000	2,294,459
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)[b]	2,000	2,007,280
2.95%, 11/01/21 (Call 10/01/21)	2,500	2,479,265
3.85%, 08/01/23 (Call 05/01/23)	2,025	2,084,386
4.00%, 02/01/24 (Call 11/01/23)[b]	1,900	1,980,272
5.40%, 07/15/40 (Call 01/15/40)[b]	2,500	2,810,066
6.90%, 04/15/38	500	657,995
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,391,119
Mondelez International Inc.
6.13%, 02/01/18	3,900	4,422,602
6.13%, 08/23/18	100	114,529
6.50%, 08/11/17	3,533	3,994,757
6.50%, 11/01/31	250	319,657
6.50%, 02/09/40	3,528	4,575,120
6.88%, 01/26/39	750	999,221
Safeway Inc.
3.95%, 08/15/20	750	758,438
4.75%, 12/01/21	1,250	1,262,500
Sysco Corp.
3.00%, 10/02/21 (Call 08/02/21)	1,700	1,733,667
3.50%, 10/02/24 (Call 07/02/24)	500	513,731
4.35%, 10/02/34 (Call 04/02/34)	400	421,761
4.50%, 10/02/44 (Call 04/02/44)	5,000	5,264,560
5.25%, 02/12/18	100	111,147
6.63%, 03/17/39	18	24,794
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	3,960	4,014,273
4.88%, 08/15/34 (Call 02/15/34)	840	895,275
Unilever Capital Corp.
2.20%, 03/06/19	1,100	1,115,465
4.25%, 02/10/21	750	833,219
5.90%, 11/15/32	3,070	4,112,462

		99,467,778
FOREST PRODUCTS & PAPER — 0.10%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,100	1,127,204
10.75%, 06/01/17	2,000	2,400,000
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[b]	2,500	2,482,936
6.00%, 11/15/41 (Call 05/15/41)	1,500	1,734,570
7.30%, 11/15/39	750	985,956
7.50%, 08/15/21	4,465	5,588,925
7.95%, 06/15/18	4,948	5,891,891
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,579,314
4.70%, 03/15/21 (Call 12/15/20)	300	324,607

		22,115,403

76

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

GAS — 0.09%
AGL Capital Corp.
5.25%, 08/15/19	$1,000	$1,121,083
5.88%, 03/15/41 (Call 09/15/40)	1,300	1,597,340
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	1,400	1,424,300
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,641,721
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,950	1,919,230
4.90%, 12/01/21 (Call 09/01/21)	700	752,156
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	750	753,359
3.61%, 02/01/24 (Call 11/01/23)	483	501,084
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	500	515,877
Questar Corp.
2.75%, 02/01/16	150	153,189
Sempra Energy
2.30%, 04/01/17	200	203,519
4.05%, 12/01/23 (Call 09/01/23)	50	52,654
6.50%, 06/01/16	2,152	2,321,614
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	2,150	2,164,896
4.45%, 03/15/44 (Call 09/15/43)[b]	2,000	2,136,970
5.13%, 11/15/40	1,800	2,072,578

		20,331,570
HAND & MACHINE TOOLS — 0.02%
Snap-On Inc.
4.25%, 01/15/18	450	477,606
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	700	728,068
5.20%, 09/01/40	3,450	3,892,726

		5,098,400
HEALTH CARE — PRODUCTS — 0.26%
Baxter International Inc.
1.85%, 01/15/17	2,100	2,132,535
1.85%, 06/15/18	250	250,125
2.40%, 08/15/22	3,305	3,181,441
3.65%, 08/15/42	3,400	3,103,244
4.50%, 08/15/19	2,500	2,743,279
Becton, Dickinson and Co.
1.75%, 11/08/16	1,600	1,613,311
3.13%, 11/08/21	1,250	1,254,595
3.25%, 11/12/20	700	709,260
5.00%, 11/12/40	1,000	1,054,763
Boston Scientific Corp.
2.65%, 10/01/18	2,000	2,012,673
4.13%, 10/01/23 (Call 07/01/23)	625	639,959
6.00%, 01/15/20	2,500	2,852,890
CareFusion Corp.
1.45%, 05/15/17	55	54,764
3.88%, 05/15/24 (Call 02/15/24)[b]	310	315,525
4.88%, 05/15/44 (Call 11/15/43)	160	164,021
6.38%, 08/01/19	500	581,105
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	974,454
3.20%, 06/15/22 (Call 03/15/22)	3,000	3,047,816
4.20%, 06/15/20	300	325,332
6.00%, 10/15/17	1,826	2,057,266
6.55%, 10/15/37	20	26,109
CR Bard Inc.
1.38%, 01/15/18	1,550	1,536,829

Security	Principal (000s)	Value

2.88%, 01/15/16	$400	$409,873
4.40%, 01/15/21 (Call 10/15/20)	500	543,170
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,000	1,019,113
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	719,684
Medtronic Inc.
0.88%, 02/27/17	500	497,417
2.75%, 04/01/23 (Call 01/01/23)	4,000	3,847,671
3.63%, 03/15/24 (Call 12/15/23)[b]	825	842,848
4.00%, 04/01/43 (Call 10/01/42)	500	472,033
4.13%, 03/15/21 (Call 12/15/20)	1,700	1,834,586
4.45%, 03/15/20	1,500	1,649,859
4.50%, 03/15/42 (Call 09/15/41)	4,500	4,609,621
St. Jude Medical Inc.
2.50%, 01/15/16	1,000	1,019,366
4.75%, 04/15/43 (Call 10/15/42)	1,000	1,045,163
Stryker Corp.
1.30%, 04/01/18	2,500	2,459,302
2.00%, 09/30/16	1,000	1,018,396
3.38%, 05/15/24 (Call 02/15/24)	2,000	1,996,675
4.38%, 05/15/44 (Call 11/15/43)	1,000	985,337
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	800	813,539

		56,414,949
HEALTH CARE — SERVICES — 0.32%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	700	698,406
1.75%, 05/15/17 (Call 04/15/17)[b]	1,700	1,716,657
2.75%, 11/15/22 (Call 08/15/22)	700	678,236
3.50%, 11/15/24 (Call 08/15/24)	135	136,159
3.95%, 09/01/20	4,100	4,381,228
4.13%, 06/01/21 (Call 03/01/21)	1,800	1,925,747
6.63%, 06/15/36	2,026	2,627,483
Anthem Inc.
2.25%, 08/15/19	2,000	1,986,232
4.85%, 08/15/54 (Call 02/15/54)	500	507,489
Cigna Corp.
2.75%, 11/15/16	500	515,786
4.38%, 12/15/20 (Call 09/15/20)	2,150	2,323,261
4.50%, 03/15/21 (Call 12/15/20)	3,700	4,011,780
5.38%, 02/15/42 (Call 08/15/41)	1,200	1,369,309
5.88%, 03/15/41 (Call 09/15/40)	1,750	2,110,365
8.50%, 05/01/19	35	43,803
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,550	1,771,412
Dignity Health
2.64%, 11/01/19	400	405,195
5.27%, 11/01/64	500	522,973
Humana Inc.
2.63%, 10/01/19	215	216,355
3.15%, 12/01/22 (Call 09/01/22)	50	49,146
3.85%, 10/01/24 (Call 07/01/24)	1,150	1,154,962
4.63%, 12/01/42 (Call 06/01/42)	2,400	2,348,405
4.95%, 10/01/44 (Call 04/01/44)	1,500	1,543,507
Laboratory Corp. of America Holdings
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,784,148
Quest Diagnostics Inc.
2.70%, 04/01/19	500	506,022
4.25%, 04/01/24 (Call 01/01/24)[b]	2,750	2,834,566
4.70%, 04/01/21	1,800	1,940,164
UnitedHealth Group Inc.
1.63%, 03/15/19	100	98,728
2.88%, 03/15/23	2,000	1,982,366
3.95%, 10/15/42 (Call 04/15/42)	1,100	1,038,654
4.63%, 11/15/41 (Call 05/15/41)	1,800	1,902,195

77

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.80%, 03/15/36	$500	$610,629
5.95%, 02/15/41 (Call 08/15/40)	500	630,753
6.00%, 02/15/18	1,200	1,366,121
6.50%, 06/15/37	500	656,458
6.88%, 02/15/38	5,825	7,913,001
WellPoint Inc.
3.13%, 05/15/22	1,050	1,043,042
3.30%, 01/15/23	4,900	4,884,114
3.50%, 08/15/24 (Call 05/15/24)	1,000	1,000,344
4.63%, 05/15/42	2,250	2,278,079
5.85%, 01/15/36	2,500	3,016,570

		69,529,850
HOLDING COMPANIES — DIVERSIFIED — 0.01%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,500	1,507,408

		1,507,408
HOME FURNISHINGS — 0.03%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	2,000	2,025,075
Whirlpool Corp.
3.70%, 03/01/23[b]	1,850	1,896,862
3.70%, 05/01/25	1,000	1,009,857
4.85%, 06/15/21[b]	1,650	1,812,981

		6,744,775
HOUSEHOLD PRODUCTS & WARES — 0.05%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	1,500	1,481,010
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	977,915
3.35%, 12/15/15	350	359,719
Clorox Co. (The)
3.80%, 11/15/21	1,800	1,892,600
Kimberly-Clark Corp.
1.90%, 05/22/19	2,480	2,487,930
3.88%, 03/01/21	250	268,337
5.30%, 03/01/41	1,000	1,198,133
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,200	1,276,980

		9,942,624
HOUSEWARES — 0.01%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	420	423,262
4.00%, 06/15/22 (Call 03/15/22)	2,500	2,572,467

		2,995,729
INSURANCE — 0.92%
ACE INA Holdings Inc.
2.60%, 11/23/15	150	152,753
4.15%, 03/13/43	2,125	2,147,984
5.70%, 02/15/17	2,520	2,770,168
Aflac Inc.
3.63%, 11/15/24	2,000	2,035,051
4.00%, 02/15/22	800	854,378
8.50%, 05/15/19[b]	4,557	5,752,390
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	3,650	3,669,617
4.95%, 06/27/22[b]	1,500	1,652,396
5.63%, 09/15/20	500	566,259

Security	Principal (000s)	Value

Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	$650	$728,405
Allstate Corp. (The)
5.55%, 05/09/35	3,568	4,287,654
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	960	968,056
4.13%, 02/15/24	1,540	1,634,367
4.50%, 07/16/44 (Call 01/16/44)	2,395	2,436,038
4.88%, 06/01/22	2,000	2,233,738
5.85%, 01/16/18	4,280	4,817,526
6.25%, 03/15/87	750	832,500
8.18%, 05/15/68 (Call 05/15/38)[a]	5,900	8,142,000
Aon Corp.
3.13%, 05/27/16	1,650	1,699,375
5.00%, 09/30/20	50	56,006
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	5,000	5,021,479
4.60%, 06/14/44 (Call 03/14/44)	910	912,207
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	650	719,013
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20[b]	500	576,162
Assurant Inc.
4.00%, 03/15/23	2,000	2,035,884
AXA SA
8.60%, 12/15/30	2,300	3,105,000
AXIS Specialty Finance PLC
2.65%, 04/01/19	75	75,596
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	750	742,334
1.60%, 05/15/17	3,000	3,034,113
3.00%, 05/15/22[b]	2,400	2,432,795
4.40%, 05/15/42	2,000	2,069,807
5.40%, 05/15/18	9,650	10,876,095
5.75%, 01/15/40	650	803,686
Berkshire Hathaway Inc.
2.10%, 08/14/19	4,000	4,031,243
Chubb Corp. (The)
6.00%, 05/11/37	3,020	3,890,727
CNA Financial Corp.
3.95%, 05/15/24	2,200	2,252,018
5.75%, 08/15/21	150	172,467
6.50%, 08/15/16	1,450	1,577,688
Fidelity National Financial Inc.
5.50%, 09/01/22	3,500	3,811,243
First American Financial Corp.
4.60%, 11/15/24	1,000	1,020,355
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,160,662
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,000	1,122,312
5.38%, 03/15/17	3,420	3,718,699
6.30%, 03/15/18	500	568,512
Kemper Corp.
6.00%, 11/30/15	900	943,957
Lincoln National Corp.
4.20%, 03/15/22[b]	4,000	4,245,877
4.85%, 06/24/21	200	220,695
7.00%, 06/15/40	1,000	1,355,630
8.75%, 07/01/19	1,000	1,266,293
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,500	1,424,150
4.13%, 05/15/43 (Call 11/15/42)[b]	2,500	2,344,680
Markel Corp.
4.90%, 07/01/22	1,500	1,639,230
5.35%, 06/01/21	1,200	1,350,662
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,530	1,539,810
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,265,289

78

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

MetLife Inc.
1.76%, 12/15/17	$16,500	$16,636,847
3.60%, 04/10/24[b]	5,000	5,129,696
4.72%, 12/15/44	1,500	1,608,378
4.75%, 02/08/21	400	445,316
4.88%, 11/13/43	20	21,841
5.88%, 02/06/41	4,000	4,922,391
7.72%, 02/15/19	750	916,818
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	1,000	1,025,668
Principal Financial Group Inc.
6.05%, 10/15/36	2,005	2,487,677
8.88%, 05/15/19	1,224	1,547,784
Progressive Corp. (The)
3.75%, 08/23/21	350	373,670
4.35%, 04/25/44	1,250	1,306,382
6.70%, 06/15/67 (Call 06/15/17)[a,b]	1,605	1,733,400
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,728,540
3.50%, 05/15/24	750	756,281
4.50%, 11/16/21[b]	200	217,460
4.60%, 05/15/44[b]	500	509,351
5.38%, 06/21/20	400	453,632
5.63%, 05/12/41	1,000	1,158,429
5.63%, 06/15/43 (Call 06/15/23)[a]	5,150	5,291,625
5.80%, 11/16/41	1,800	2,136,464
6.20%, 11/15/40	1,500	1,852,283
7.38%, 06/15/19	500	605,757
8.88%, 06/15/68 (Call 06/15/18)[a]	500	590,000
Series D
6.00%, 12/01/17	2,902	3,262,828
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,400	1,547,217
Symetra Financial Corp.
4.25%, 07/15/24	300	306,040
Travelers Companies Inc. (The)
3.90%, 11/01/20	2,250	2,427,970
5.35%, 11/01/40	3,500	4,172,336
Trinity Acquisition PLC
4.63%, 08/15/23	1,750	1,827,608
Unum Group
4.00%, 03/15/24[b]	4,000	4,094,833
Validus Holdings Ltd.
8.88%, 01/26/40	500	709,408
Willis Group Holdings PLC
5.75%, 03/15/21	1,150	1,286,904
WR Berkley Corp.
4.63%, 03/15/22[b]	1,400	1,505,566
5.38%, 09/15/20	1,000	1,121,056
6.25%, 02/15/37	35	41,964
XLIT Ltd.
2.30%, 12/15/18	225	225,646
5.75%, 10/01/21	1,300	1,502,344

		199,250,441
INTERNET — 0.14%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[e]	1,080	1,082,702
2.50%, 11/28/19 (Call 10/28/19)[e]	2,130	2,126,873
3.13%, 11/28/21 (Call 09/28/21)[e]	550	549,671
3.60%, 11/28/24 (Call 08/28/24)[e]	1,355	1,358,891
4.50%, 11/28/34 (Call 05/28/34)[e]	335	344,460
Amazon.com Inc.
1.20%, 11/29/17	1,500	1,486,910
2.50%, 11/29/22 (Call 08/29/22)	2,500	2,379,874

Security	Principal (000s)	Value

Baidu Inc.
2.75%, 06/09/19	$600	$601,992
3.50%, 11/28/22	500	498,426
eBay Inc.
1.35%, 07/15/17	950	943,700
1.63%, 10/15/15	400	403,528
2.20%, 08/01/19 (Call 07/01/19)	1,000	992,726
2.60%, 07/15/22 (Call 04/15/22)[b]	550	520,820
2.88%, 08/01/21 (Call 06/01/21)	300	294,114
3.25%, 10/15/20 (Call 07/15/20)[b]	1,900	1,934,749
3.45%, 08/01/24 (Call 05/01/24)[b]	1,000	981,751
4.00%, 07/15/42 (Call 01/15/42)	950	827,143
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	1,000	1,006,454
5.95%, 08/15/20[b]	2,000	2,245,000
7.46%, 08/15/18	500	583,750
Google Inc.
2.13%, 05/19/16	1,750	1,790,381
3.38%, 02/25/24	675	704,378
3.63%, 05/19/21	4,650	5,019,513
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	2,250	2,280,562

		30,958,368
IRON & STEEL — 0.11%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	500	502,563
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,566,759
5.85%, 06/01/18	3,785	4,254,033
6.40%, 12/01/37	200	244,438
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,300	1,309,186
Vale Overseas Ltd.
4.38%, 01/11/22[b]	2,050	2,038,710
6.88%, 11/21/36	9,002	9,834,422
6.88%, 11/10/39[b]	1,500	1,646,923
8.25%, 01/17/34	1,000	1,229,643

		23,626,677
LEISURE TIME — 0.01%
Carnival Corp.
3.95%, 10/15/20[b]	2,250	2,382,248

		2,382,248
LODGING — 0.07%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,855	1,818,100
Marriott International Inc./DE
3.00%, 03/01/19 (Call 12/01/18)	2,600	2,673,667
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,006,956
Series N
3.13%, 10/15/21 (Call 07/15/21)	2,000	2,016,852
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,350	1,318,308
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	250	252,087
3.90%, 03/01/23 (Call 12/01/22)[b]	2,750	2,727,737
4.25%, 03/01/22 (Call 12/01/21)	2,500	2,552,267

		14,365,974
MACHINERY — 0.28%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	2,686	2,681,270
1.25%, 08/18/17	2,000	1,997,380

79

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

1.63%, 06/01/17[b]	$1,250	$1,263,692
2.05%, 08/01/16	2,870	2,928,628
2.10%, 06/09/19	150	150,417
3.25%, 12/01/24	1,000	1,015,782
3.30%, 06/09/24	3,000	3,050,232
7.15%, 02/15/19	3,905	4,690,242
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)[b]	3,660	3,601,599
3.40%, 05/15/24 (Call 02/15/24)[b]	1,850	1,909,834
3.80%, 08/15/42	15	14,471
3.90%, 05/27/21	1,915	2,065,666
4.30%, 05/15/44 (Call 11/15/43)	670	696,660
5.20%, 05/27/41	3,250	3,786,679
6.05%, 08/15/36	300	382,782
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,109,269
7.13%, 03/01/28	18	24,374
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	1,500	1,478,831
5.38%, 10/16/29	100	121,132
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	2,000	2,043,515
John Deere Capital Corp.
1.85%, 09/15/16[b]	4,850	4,943,451
2.30%, 09/16/19[b]	2,000	2,013,085
2.80%, 03/04/21	3,379	3,432,648
3.15%, 10/15/21	3,950	4,071,869
3.35%, 06/12/24	1,705	1,750,492
3.90%, 07/12/21	2,600	2,804,842
Joy Global Inc.
5.13%, 10/15/21[b]	250	273,089
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,640	1,603,672
Xylem Inc./NY
3.55%, 09/20/16	2,900	3,020,443

		59,926,046
MANUFACTURING — 0.32%
3M Co.
1.38%, 09/29/16	2,750	2,784,489
1.63%, 06/15/19	100	99,304
2.00%, 06/26/22	1,500	1,446,989
3.88%, 06/15/44	2,000	2,003,528
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,490	1,505,395
Cooper U.S. Inc.
3.88%, 12/15/20 (Call 09/15/20)	100	104,700
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,060,053
Danaher Corp.
2.30%, 06/23/16	150	153,334
3.90%, 06/23/21 (Call 03/23/21)	2,700	2,920,192
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,100	2,307,478
5.38%, 03/01/41 (Call 12/01/40)	900	1,083,247
Eaton Corp.
1.50%, 11/02/17	6,000	5,996,717
2.75%, 11/02/22	4,650	4,544,246
4.00%, 11/02/32	800	803,562
General Electric Co.
3.38%, 03/11/24	2,900	3,012,328
4.13%, 10/09/42	100	102,171
4.50%, 03/11/44	3,765	4,077,672
5.25%, 12/06/17	7,062	7,850,766
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	1,300	1,362,171
3.50%, 03/01/24 (Call 12/01/23)	1,800	1,865,393
4.88%, 09/15/41 (Call 03/15/41)	1,550	1,730,087

Security	Principal (000s)	Value

Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	$1,500	$1,576,115
5.75%, 06/15/43	100	117,021
6.88%, 08/15/18	3,500	4,105,625
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	570	563,148
4.65%, 11/01/44 (Call 05/01/44)	150	150,356
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	4,500	4,624,068
Pentair Finance SA
2.65%, 12/01/19	1,635	1,638,412
3.15%, 09/15/22 (Call 06/15/22)	1,200	1,181,559
Textron Inc.
3.65%, 03/01/21	1,180	1,210,915
3.88%, 03/01/25 (Call 12/01/24)	130	130,967
4.63%, 09/21/16	800	846,368
5.95%, 09/21/21 (Call 06/21/21)	800	925,299
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	505	506,413
2.38%, 12/17/18 (Call 11/17/18)	470	475,512
3.45%, 08/01/24 (Call 05/01/24)	425	433,732
4.88%, 01/15/21	35	38,654
6.55%, 10/01/17	2,800	3,174,920

		68,512,906
MEDIA — 1.05%
21st Century Fox America Inc.
3.00%, 09/15/22	220	218,248
4.00%, 10/01/23[b]	1,000	1,061,451
4.75%, 09/15/44 (Call 03/15/44)[e]	1,000	1,059,836
5.40%, 10/01/43[b]	1,000	1,159,727
6.15%, 02/15/41	996	1,244,682
6.20%, 12/15/34	8,497	10,631,049
6.40%, 12/15/35	400	511,304
6.65%, 11/15/37	450	582,602
6.90%, 03/01/19	3,600	4,264,235
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	49,546
3.70%, 08/15/24 (Call 05/15/24)	1,000	1,005,110
4.85%, 07/01/42 (Call 01/01/42)	500	498,869
4.90%, 08/15/44 (Call 02/15/44)	1,750	1,773,123
5.50%, 05/15/33	500	557,886
7.88%, 07/30/30[b]	2,718	3,754,186
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	1,500	2,161,497
Comcast Cable Communications LLC
8.88%, 05/01/17	500	590,614
Comcast Corp.
3.60%, 03/01/24[b]	6,250	6,522,176
4.20%, 08/15/34 (Call 02/15/34)	1,415	1,455,516
4.25%, 01/15/33	5,600	5,812,182
4.65%, 07/15/42	3,500	3,699,774
4.75%, 03/01/44[b]	1,440	1,579,053
5.15%, 03/01/20[b]	9,150	10,454,172
5.65%, 06/15/35	600	728,747
6.45%, 03/15/37	4,218	5,498,870
6.50%, 01/15/17	2,500	2,780,185
6.55%, 07/01/39	100	133,659
6.95%, 08/15/37	2,500	3,433,897
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	1,500	1,495,223
3.50%, 03/01/16	6,250	6,448,839
3.80%, 03/15/22	50	51,262
4.45%, 04/01/24 (Call 01/01/24)	1,015	1,065,624
5.00%, 03/01/21	4,915	5,428,276
5.15%, 03/15/42	835	857,907

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.20%, 03/15/20	$3,925	$4,392,049
6.38%, 03/01/41	4,250	5,053,193
Discovery Communications LLC
3.30%, 05/15/22	800	800,225
4.38%, 06/15/21	1,850	1,977,817
4.88%, 04/01/43[b]	500	503,047
4.95%, 05/15/42	3,067	3,106,264
5.05%, 06/01/20	2,200	2,434,719
6.35%, 06/01/40	500	607,832
Grupo Televisa SAB
6.63%, 01/15/40	2,000	2,443,832
Historic TW Inc.
6.63%, 05/15/29	500	630,651
6.88%, 06/15/18	50	58,240
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,270,500
2.88%, 01/15/23	1,000	995,633
4.38%, 04/01/21	2,400	2,647,862
5.95%, 04/01/41	2,623	3,303,519
Scripps Networks Interactive Inc.
2.70%, 12/15/16	2,400	2,474,095
3.90%, 11/15/24 (Call 08/15/24)	1,000	1,019,855
TCI Communications Inc.
7.13%, 02/15/28	750	1,012,091
7.88%, 02/15/26	1,250	1,732,676
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	2,500	2,524,801
3.95%, 09/30/21 (Call 06/30/21)	2,000	2,101,031
4.30%, 11/23/23 (Call 08/23/23)	1,175	1,242,886
4.50%, 05/23/43 (Call 11/23/42)	1,000	969,556
6.50%, 07/15/18	500	573,408
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	7,090	7,542,234
4.50%, 09/15/42 (Call 03/15/42)[b]	2,720	2,726,284
5.00%, 02/01/20[b]	620	689,417
6.55%, 05/01/37	5,043	6,413,532
6.75%, 07/01/18	11,150	12,911,515
6.75%, 06/15/39	1,020	1,319,940
7.30%, 07/01/38	529	720,507
8.25%, 04/01/19	2,840	3,501,919
Time Warner Inc.
2.10%, 06/01/19	1,000	987,898
3.40%, 06/15/22[b]	1,300	1,313,319
3.55%, 06/01/24 (Call 03/01/24)[b]	500	501,364
4.00%, 01/15/22	6,300	6,620,365
4.65%, 06/01/44 (Call 12/01/43)[b]	1,000	1,010,394
4.70%, 01/15/21	1,000	1,097,597
4.75%, 03/29/21	550	603,562
4.88%, 03/15/20	100	110,104
6.25%, 03/29/41	4,770	5,801,419
6.50%, 11/15/36[b]	750	937,825
7.63%, 04/15/31	132	181,203
7.70%, 05/01/32	6,031	8,439,054
Viacom Inc.
2.50%, 12/15/16	1,600	1,642,968
3.13%, 06/15/22 (Call 03/15/22)	1,050	1,031,234
3.88%, 04/01/24 (Call 01/01/24)	2,700	2,722,533
4.25%, 09/01/23 (Call 06/01/23)	2,815	2,927,926
4.50%, 03/01/21[b]	1,750	1,888,619
4.50%, 02/27/42	2,500	2,403,096
5.25%, 04/01/44 (Call 10/01/43)	1,475	1,557,735
5.85%, 09/01/43 (Call 03/01/43)	431	487,150
6.88%, 04/30/36	800	1,018,677
Walt Disney Co. (The)
0.88%, 05/30/17	1,750	1,742,081
1.35%, 08/16/16[b]	950	960,413
2.35%, 12/01/22	2,250	2,199,151
2.75%, 08/16/21	500	509,666

Security	Principal (000s)	Value

3.70%, 12/01/42	$1,500	$1,483,255
3.75%, 06/01/21	1,300	1,402,152
4.38%, 08/16/41	1,000	1,095,038
7.00%, 03/01/32	1,000	1,423,563
Series E
4.13%, 12/01/41	2,000	2,110,942

		227,480,760
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
1.25%, 01/15/18	745	739,219
2.50%, 01/15/23 (Call 10/15/22)	975	947,938
3.90%, 01/15/43 (Call 07/15/42)	1,400	1,375,314
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	500	491,216

		3,553,687
MINING — 0.41%
Barrick Gold Corp.
3.85%, 04/01/22	1,070	1,040,232
6.95%, 04/01/19[b]	500	575,164
Barrick North America Finance LLC
4.40%, 05/30/21	4,100	4,205,867
5.70%, 05/30/41	4,220	4,127,017
6.80%, 09/15/18	500	570,328
7.50%, 09/15/38	500	593,241
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39[b]	500	502,233
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	4,000	4,052,408
2.05%, 09/30/18	675	682,584
2.88%, 02/24/22	1,750	1,747,623
3.25%, 11/21/21	3,000	3,095,418
4.13%, 02/24/42	2,020	2,003,603
5.00%, 09/30/43	3,948	4,447,994
6.50%, 04/01/19	120	142,495
Freeport-McMoRan Inc.
2.30%, 11/14/17	400	402,173
3.10%, 03/15/20[b]	4,400	4,371,158
3.55%, 03/01/22 (Call 12/01/21)	520	506,157
3.88%, 03/15/23 (Call 12/15/22)[b]	3,324	3,256,725
4.00%, 11/14/21	500	508,691
5.45%, 03/15/43 (Call 09/15/42)	5,615	5,602,650
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)[e]	250	236,406
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	1,800	1,689,584
4.88%, 03/15/42 (Call 09/15/41)[b]	20	17,079
5.88%, 04/01/35	250	238,856
6.25%, 10/01/39	3,450	3,400,507
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	850	867,192
3.75%, 09/20/21	3,820	3,936,643
5.20%, 11/02/40	2,320	2,469,261
9.00%, 05/01/19	12,705	16,238,454
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	1,015	1,019,781
4.13%, 08/21/42 (Call 02/21/42)[b]	1,000	913,540
Southern Copper Corp.
3.50%, 11/08/22[b]	1,450	1,431,614
5.25%, 11/08/42	500	461,850
6.75%, 04/16/40	3,000	3,256,003
7.50%, 07/27/35	1,800	2,090,015
Teck Resources Ltd.
2.50%, 02/01/18[b]	2,155	2,151,365
3.15%, 01/15/17	233	239,473

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.75%, 02/01/23 (Call 11/01/22)[b]	$100	$94,096
4.75%, 01/15/22 (Call 10/15/21)	2,700	2,748,219
5.20%, 03/01/42 (Call 09/01/41)[b]	2,500	2,198,185

		88,131,884
OFFICE & BUSINESS EQUIPMENT — 0.06%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	2,700	2,759,908
4.75%, 05/15/18[b]	2,513	2,688,263
Xerox Corp.
2.95%, 03/15/17	800	826,194
4.50%, 05/15/21[b]	3,015	3,251,860
6.35%, 05/15/18	2,670	3,040,049
6.75%, 12/15/39	800	977,020

		13,543,294
OIL & GAS — 2.14%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[b]	3,000	2,957,442
4.50%, 07/15/44 (Call 01/15/44)[b]	2,000	1,953,529
5.95%, 09/15/16	4,482	4,848,140
6.45%, 09/15/36	4,525	5,544,286
Apache Corp.
1.75%, 04/15/17	2,000	2,013,505
2.63%, 01/15/23 (Call 10/15/22)[b]	50	46,944
3.25%, 04/15/22 (Call 01/15/22)	3,650	3,620,216
3.63%, 02/01/21 (Call 11/01/20)	1,750	1,823,793
4.75%, 04/15/43 (Call 10/15/42)	3,025	2,948,960
6.00%, 01/15/37	1,015	1,147,666
BP Capital Markets PLC
1.38%, 11/06/17[b]	150	149,340
1.38%, 05/10/18	450	444,606
1.85%, 05/05/17	2,000	2,027,972
2.24%, 05/10/19	2,000	2,004,349
2.25%, 11/01/16	2,700	2,762,077
2.50%, 11/06/22	2,750	2,607,618
3.13%, 10/01/15	1,050	1,072,621
3.20%, 03/11/16	1,500	1,545,795
3.25%, 05/06/22	1,000	1,003,232
3.54%, 11/04/24	1,645	1,642,160
3.56%, 11/01/21	1,000	1,030,020
3.99%, 09/26/23	3,000	3,124,103
4.74%, 03/11/21	2,900	3,179,065
4.75%, 03/10/19	3,300	3,650,658
British Transco Finance Inc.
6.63%, 06/01/18	2,300	2,682,875
Burlington Resources Finance Co.
7.40%, 12/01/31	750	1,066,437
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	120	121,470
3.80%, 04/15/24	1,275	1,285,426
3.90%, 02/01/25 (Call 11/01/24)	1,500	1,525,360
5.70%, 05/15/17	5,918	6,498,556
6.00%, 08/15/16	250	270,135
6.25%, 03/15/38	1,065	1,255,882
6.45%, 06/30/33	500	592,790
6.50%, 02/15/37	500	604,049
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,250	1,194,549
5.70%, 10/15/19	5,000	5,666,848
6.75%, 11/15/39	20	24,580
Chevron Corp.
1.35%, 11/15/17	3,000	3,013,541
1.72%, 06/24/18 (Call 05/24/18)	3,000	3,025,644
2.19%, 11/15/19 (Call 10/15/19)[b]	630	635,761
2.36%, 12/05/22 (Call 09/05/22)	2,500	2,405,727

Security	Principal (000s)	Value

2.43%, 06/24/20 (Call 05/24/20)[b]	$3,000	$3,021,797
3.19%, 06/24/23 (Call 03/24/23)	2,100	2,139,339
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	1,750	1,736,014
3.00%, 05/09/23	2,000	1,912,524
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	2,500	2,688,350
ConocoPhillips
5.75%, 02/01/19	1,540	1,761,414
5.90%, 10/15/32	10,892	13,572,038
5.90%, 05/15/38	750	924,281
6.00%, 01/15/20	550	642,997
6.50%, 02/01/39	145	190,935
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	295	298,287
4.15%, 11/15/34 (Call 05/15/34)	1,160	1,177,860
4.30%, 11/15/44 (Call 05/15/44)	1,615	1,646,279
ConocoPhillips Holding Co.
6.95%, 04/15/29	2,625	3,518,198
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[b]	360	347,567
4.50%, 04/15/23 (Call 01/15/23)	3,870	3,950,379
4.90%, 06/01/44 (Call 12/01/43)	235	221,226
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[b]	3,650	3,818,086
4.75%, 05/15/42 (Call 11/15/41)[b]	1,000	1,016,050
5.60%, 07/15/41 (Call 01/15/41)	900	1,011,587
6.30%, 01/15/19	6,621	7,649,568
7.95%, 04/15/32	125	171,674
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	250	218,859
5.70%, 10/15/39	500	502,291
Ecopetrol SA
4.25%, 09/18/18	1,750	1,846,250
5.88%, 09/18/23[b]	1,250	1,368,750
7.38%, 09/18/43	5,250	6,208,125
7.63%, 07/23/19[b]	500	595,000
Encana Corp.
5.90%, 12/01/17[b]	2,380	2,646,828
6.50%, 02/01/38	5,650	6,765,346
Ensco PLC
3.25%, 03/15/16	2,150	2,207,206
4.70%, 03/15/21	2,965	3,101,798
5.75%, 10/01/44 (Call 04/01/44)[b]	1,250	1,274,042
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	750	749,793
2.50%, 02/01/16	1,500	1,530,193
2.63%, 03/15/23 (Call 12/15/22)[b]	1,215	1,164,838
4.10%, 02/01/21	2,650	2,828,986
EQT Corp.
4.88%, 11/15/21	2,900	3,145,069
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	1,500	1,508,717
3.18%, 03/15/24 (Call 12/15/23)	1,500	1,544,084
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.75%, 02/01/22 (Call 02/01/17)	1,300	1,452,750
6.88%, 02/15/23 (Call 02/15/18)	500	563,125
Hess Corp.
1.30%, 06/15/17	740	733,966
3.50%, 07/15/24 (Call 04/15/24)[b]	540	528,493
5.60%, 02/15/41	4,800	5,281,279
7.30%, 08/15/31	1,000	1,262,928
8.13%, 02/15/19	1,100	1,332,976
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	125	127,999
4.00%, 04/15/24 (Call 01/15/24)	300	304,228
7.25%, 12/15/19	3,350	4,010,269

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	$2,000	$1,907,156
6.00%, 10/01/17	2,248	2,505,678
Marathon Petroleum Corp.
3.50%, 03/01/16	150	154,620
4.75%, 09/15/44 (Call 03/15/44)	620	601,216
5.13%, 03/01/21	1,100	1,216,045
6.50%, 03/01/41 (Call 09/01/40)	1,715	2,044,429
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	2,300	2,156,063
4.00%, 06/01/22 (Call 03/01/22)	500	481,288
5.13%, 12/01/42 (Call 06/01/42)	1,000	880,206
Nabors Industries Inc.
5.00%, 09/15/20	1,500	1,592,246
5.10%, 09/15/23 (Call 06/15/23)	2,400	2,501,881
9.25%, 01/15/19	600	737,668
Nexen Energy ULC
6.20%, 07/30/19	2,000	2,308,983
6.40%, 05/15/37	1,270	1,586,943
7.50%, 07/30/39	3,000	4,249,580
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,500	1,573,704
5.25%, 11/15/43 (Call 05/15/43)	125	128,848
6.00%, 03/01/41 (Call 09/01/40)	2,300	2,578,723
Noble Holding International Ltd.
4.90%, 08/01/20[b]	2,500	2,561,289
6.05%, 03/01/41	500	473,291
6.20%, 08/01/40[b]	1,000	965,712
Occidental Petroleum Corp.
1.75%, 02/15/17	700	707,906
2.50%, 02/01/16	1,000	1,020,953
3.13%, 02/15/22 (Call 11/15/21)	4,225	4,214,356
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,520	1,636,027
Petrobras Global Finance BV
3.00%, 01/15/19[b]	5,000	4,746,672
3.25%, 03/17/17	800	789,886
4.38%, 05/20/23[b]	6,500	6,053,651
6.25%, 03/17/24	3,255	3,359,801
7.25%, 03/17/44[b]	2,550	2,679,545
Petrobras International Finance Co. SA
3.50%, 02/06/17[b]	3,000	2,979,418
3.88%, 01/27/16	2,900	2,918,222
5.38%, 01/27/21[b]	2,650	2,646,975
5.75%, 01/20/20	4,880	5,020,246
6.75%, 01/27/41	6,395	6,328,521
6.88%, 01/20/40	1,038	1,044,097
7.88%, 03/15/19	3,548	3,902,800
8.38%, 12/10/18	750	841,380
Petroleos Mexicanos
3.50%, 01/30/23[b]	5,800	5,640,500
4.88%, 01/24/22	2,800	2,992,500
4.88%, 01/18/24[b]	3,250	3,453,125
5.50%, 01/21/21	1,988	2,204,195
5.50%, 06/27/44[b]	800	827,000
5.75%, 03/01/18	5,195	5,733,981
6.38%, 01/23/45	3,000	3,450,000
6.50%, 06/02/41	9,200	10,683,500
6.63%, 06/15/35[b]	3,094	3,623,848
8.00%, 05/03/19	4,520	5,463,550
Phillips 66
2.95%, 05/01/17	2,760	2,859,344
4.30%, 04/01/22	1,515	1,616,411
4.65%, 11/15/34 (Call 05/15/34)	705	717,239
4.88%, 11/15/44 (Call 05/15/44)	1,100	1,124,336
5.88%, 05/01/42	2,020	2,310,278
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	3,350	3,378,708

Security	Principal (000s)	Value

Pride International Inc.
6.88%, 08/15/20	$1,000	$1,161,599
7.88%, 08/15/40[b]	500	636,486
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[b]	1,250	1,232,159
5.85%, 01/15/44 (Call 07/15/43)[b]	1,025	981,500
Shell International Finance BV
0.63%, 12/04/15	100	100,142
0.90%, 11/15/16	3,000	3,005,037
1.13%, 08/21/17	2,000	1,996,034
2.00%, 11/15/18	3,850	3,894,698
2.38%, 08/21/22	1,175	1,140,867
4.30%, 09/22/19	4,450	4,915,756
4.55%, 08/12/43	13,500	14,507,087
5.50%, 03/25/40	500	604,691
6.38%, 12/15/38	2,151	2,852,825
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	2,300	2,327,268
7.50%, 02/01/18	500	573,081
Statoil ASA
1.80%, 11/23/16	1,000	1,018,528
2.45%, 01/17/23	250	239,521
2.65%, 01/15/24[b]	50	48,124
3.13%, 08/17/17	18,750	19,705,074
3.70%, 03/01/24	1,000	1,042,530
4.80%, 11/08/43[b]	2,000	2,205,248
5.10%, 08/17/40	1,500	1,702,012
5.25%, 04/15/19	8,000	9,102,826
7.75%, 06/15/23	500	671,215
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	935	940,717
6.10%, 06/01/18	1,451	1,656,142
6.50%, 06/15/38	4,720	6,013,197
6.85%, 06/01/39	1,541	2,037,812
Sunoco Inc.
5.75%, 01/15/17[b]	750	816,375
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	2,450	2,358,850
7.75%, 06/01/19	2,500	2,943,941
Total Capital International SA
0.75%, 01/25/16	1,350	1,352,575
2.70%, 01/25/23	2,000	1,947,584
2.88%, 02/17/22	1,250	1,246,693
3.75%, 04/10/24	2,050	2,129,463
Total Capital SA
2.13%, 08/10/18	3,000	3,049,159
2.30%, 03/15/16	1,500	1,532,426
4.13%, 01/28/21	50	54,029
4.45%, 06/24/20	5,000	5,551,396
Transocean Inc.
4.95%, 11/15/15	203	208,222
5.05%, 12/15/16	500	515,482
6.38%, 12/15/21	2,000	2,020,155
6.50%, 11/15/20[b]	1,100	1,094,330
6.80%, 03/15/38[b]	4,500	4,034,978
Valero Energy Corp.
6.63%, 06/15/37	3,920	4,694,646
7.50%, 04/15/32	500	634,807
9.38%, 03/15/19	4,270	5,415,657
XTO Energy Inc.
5.50%, 06/15/18	2,200	2,485,510
6.75%, 08/01/37	500	716,480

		464,527,839
OIL & GAS SERVICES — 0.19%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	3,400	3,480,695
5.13%, 09/15/40	770	847,340
7.50%, 11/15/18[b]	1,150	1,382,809

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Cameron International Corp.
1.40%, 06/15/17	$1,000	$990,628
4.50%, 06/01/21 (Call 03/01/21)	2,950	3,106,722
5.95%, 06/01/41 (Call 12/01/40)	500	555,822
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	1,750	1,686,259
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	3,508	3,573,263
4.50%, 11/15/41 (Call 05/15/41)	2,050	2,061,080
6.15%, 09/15/19	3,200	3,742,014
6.70%, 09/15/38	715	916,625
7.45%, 09/15/39	715	985,925
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	2,215	2,111,944
3.95%, 12/01/42 (Call 06/01/42)	1,150	1,076,858
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[b]	465	482,834
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[b]	4,250	4,211,546
5.13%, 09/15/20	1,500	1,601,905
6.00%, 03/15/18[b]	1,000	1,103,631
6.50%, 08/01/36	500	532,252
7.00%, 03/15/38	500	554,514
9.63%, 03/01/19	4,240	5,313,098

		40,317,764
PACKAGING & CONTAINERS — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	200	217,953
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	750	770,358
Rock-Tenn Co.
3.50%, 03/01/20	500	509,478
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)[b]	120	127,993
5.75%, 11/01/40 (Call 05/01/40)	2,578	3,013,146

		4,638,928
PHARMACEUTICALS — 0.98%
Abbott Laboratories
4.13%, 05/27/20	1,700	1,858,642
5.13%, 04/01/19	2,210	2,484,950
5.30%, 05/27/40	1,200	1,423,231
6.00%, 04/01/39	500	634,985
AbbVie Inc.
1.75%, 11/06/17	3,050	3,067,477
2.00%, 11/06/18	3,150	3,149,364
2.90%, 11/06/22	3,040	2,973,276
4.40%, 11/06/42	3,349	3,314,431
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	290	288,952
Actavis Inc.
1.88%, 10/01/17	3,200	3,186,456
3.25%, 10/01/22 (Call 07/01/22)	100	97,322
4.63%, 10/01/42 (Call 04/01/42)	6,115	5,847,348
6.13%, 08/15/19	850	969,514
Allergan Inc./United States
2.80%, 03/15/23 (Call 12/15/22)	3,750	3,423,706
3.38%, 09/15/20	4,200	4,248,359
AmerisourceBergen Corp.
3.40%, 05/15/24	1,000	1,012,478
AstraZeneca PLC
4.00%, 09/18/42	1,000	972,955
5.90%, 09/15/17	1,300	1,464,036
6.45%, 09/15/37	5,493	7,231,161

Security	Principal (000s)	Value

Bristol-Myers Squibb Co.
0.88%, 08/01/17	$1,400	$1,387,758
2.00%, 08/01/22	2,700	2,508,228
3.25%, 11/01/23	1,950	1,988,541
3.25%, 08/01/42	1,750	1,493,556
5.88%, 11/15/36	2,040	2,495,247
6.13%, 05/01/38	500	632,543
Cardinal Health Inc.
1.70%, 03/15/18	2,300	2,295,938
3.20%, 06/15/22	2,300	2,293,021
3.50%, 11/15/24 (Call 08/15/24)	1,000	1,002,873
4.50%, 11/15/44 (Call 05/15/44)	1,500	1,508,648
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,200	1,262,441
Eli Lilly & Co.
1.95%, 03/15/19	1,475	1,482,544
5.55%, 03/15/37	3,168	3,800,991
6.77%, 01/01/36	500	681,580
Express Scripts Holding Co.
2.25%, 06/15/19	300	299,288
2.65%, 02/15/17	100	102,817
3.13%, 05/15/16	2,400	2,474,805
3.50%, 06/15/24 (Call 03/15/24)	850	846,879
4.75%, 11/15/21	2,150	2,371,029
6.13%, 11/15/41[b]	1,000	1,249,563
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	1,000	1,001,118
5.65%, 05/15/18	4,414	5,011,775
6.38%, 05/15/38	3,030	3,971,939
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	5,770	5,752,461
Johnson & Johnson
1.65%, 12/05/18	1,950	1,958,674
2.15%, 05/15/16	1,000	1,023,704
3.38%, 12/05/23	1,250	1,333,014
3.55%, 05/15/21	1,300	1,408,692
4.38%, 12/05/33 (Call 06/05/33)	2,000	2,232,637
5.55%, 08/15/17	4,800	5,384,325
5.95%, 08/15/37	2,650	3,504,140
6.95%, 09/01/29	500	706,273
McKesson Corp.
1.29%, 03/10/17[b]	100	99,872
2.70%, 12/15/22 (Call 09/15/22)	1,275	1,234,915
2.85%, 03/15/23 (Call 12/15/22)	2,250	2,169,802
4.75%, 03/01/21 (Call 12/01/20)	2,500	2,772,537
6.00%, 03/01/41 (Call 09/01/40)	500	607,985
7.50%, 02/15/19	1,500	1,807,197
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	95	98,975
Medco Health Solutions Inc.
7.13%, 03/15/18	3,176	3,698,630
Merck & Co. Inc.
1.10%, 01/31/18[b]	250	248,260
1.30%, 05/18/18	6,000	5,960,595
2.80%, 05/18/23	1,000	992,866
3.88%, 01/15/21 (Call 10/15/20)	3,000	3,224,757
4.15%, 05/18/43	3,125	3,223,156
6.00%, 09/15/17	250	283,423
6.50%, 12/01/33	4,000	5,442,285
6.55%, 09/15/37	2,000	2,770,883
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	5,968	6,740,801
Novartis Capital Corp.
2.40%, 09/21/22	2,124	2,087,395
3.40%, 05/06/24[b]	2,025	2,091,822
4.40%, 05/06/44	2,023	2,193,554
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,335	3,769,848

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[b]	$2,380	$2,442,487
Pfizer Inc.
1.10%, 05/15/17[b]	1,000	1,001,230
1.50%, 06/15/18	8,415	8,416,368
3.40%, 05/15/24	1,000	1,028,921
4.30%, 06/15/43	5,000	5,112,136
6.20%, 03/15/19	3,995	4,682,061
7.20%, 03/15/39	1,035	1,481,587
Pharmacia Corp.
6.60%, 12/01/28	1,000	1,321,710
Sanofi
1.25%, 04/10/18	2,400	2,385,466
2.63%, 03/29/16	600	615,935
4.00%, 03/29/21[b]	3,225	3,497,451
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,227,242
Series 2
3.65%, 11/10/21	2,350	2,408,614
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,700	1,742,401
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	2,250	2,199,727
Wyeth LLC
5.95%, 04/01/37	2,303	2,858,229
6.00%, 02/15/36	500	620,255
6.50%, 02/01/34	500	659,398
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	745	726,897
4.70%, 02/01/43 (Call 08/01/42)	2,450	2,406,708

		211,470,066
PIPELINES — 0.81%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)[b]	3,500	3,222,938
5.75%, 09/15/19	500	544,456
5.88%, 11/15/16	18	19,280
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	1,650	1,637,407
4.15%, 07/01/23 (Call 04/01/23)	4,475	4,434,848
4.35%, 10/15/24 (Call 07/15/24)	1,000	996,274
4.88%, 02/01/21 (Call 11/01/20)	100	105,944
5.85%, 11/15/43 (Call 05/15/43)	1,000	1,018,857
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	4,050	4,421,469
5.85%, 01/15/41 (Call 07/15/40)	500	618,280
6.00%, 05/15/18[b]	2,500	2,827,315
6.63%, 11/01/37	320	421,291
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 04/01/16)	1,750	1,933,750
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	1,800	1,922,234
5.60%, 04/01/44 (Call 10/01/43)	275	286,480
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)	1,000	998,775
5.00%, 10/01/21 (Call 07/01/21)	1,500	1,603,463
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,900	1,977,620
5.50%, 09/15/40 (Call 03/15/40)	250	258,144
Series B
7.50%, 04/15/38	330	423,198
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[b]	2,750	2,696,296
4.50%, 06/10/44 (Call 12/10/43)[b]	1,340	1,304,765
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	250	244,864
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,747,568

Security	Principal (000s)	Value

4.65%, 06/01/21 (Call 03/01/21)	$100	$105,860
5.20%, 02/01/22 (Call 11/01/21)	250	271,975
6.50%, 02/01/42 (Call 08/01/41)	4,000	4,516,257
7.60%, 02/01/24 (Call 11/01/23)	3,000	3,641,008
9.70%, 03/15/19	2,362	3,004,605
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	2,000	2,076,543
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	500	500,553
3.20%, 02/01/16	100	102,765
3.35%, 03/15/23 (Call 12/15/22)	5,850	5,809,786
3.75%, 02/15/25 (Call 11/15/24)	1,160	1,170,079
3.90%, 02/15/24 (Call 11/15/23)	1,050	1,080,773
4.85%, 08/15/42 (Call 02/15/42)	4,250	4,343,827
4.85%, 03/15/44 (Call 09/15/43)[b]	1,140	1,178,693
5.10%, 02/15/45 (Call 08/15/44)	4,465	4,760,370
5.95%, 02/01/41	325	383,323
6.45%, 09/01/40	150	186,480
Series L
6.30%, 09/15/17	12,715	14,290,355
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	500	497,931
3.50%, 09/01/23 (Call 06/01/23)[b]	2,050	1,957,971
3.95%, 09/01/22 (Call 06/01/22)	400	400,883
4.15%, 02/01/24 (Call 11/01/23)[b]	4,000	3,992,089
5.00%, 03/01/43 (Call 09/01/42)	50	46,806
5.30%, 09/15/20	1,050	1,150,787
5.40%, 09/01/44 (Call 03/01/44)	1,080	1,066,556
5.50%, 03/01/44 (Call 09/01/43)[b]	400	400,259
5.95%, 02/15/18	800	890,881
6.00%, 02/01/17	500	546,102
6.85%, 02/15/20	550	643,362
6.95%, 01/15/38	6,972	8,019,531
7.30%, 08/15/33[b]	500	603,288
Kinder Morgan Inc./DE
2.00%, 12/01/17	80	80,351
3.05%, 12/01/19 (Call 11/01/19)	130	130,858
4.30%, 06/01/25 (Call 03/01/25)	320	321,179
5.30%, 12/01/34 (Call 06/01/34)	390	394,505
5.55%, 06/01/45	605	612,544
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	400	378,273
4.25%, 02/01/21	2,000	2,160,127
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,650	1,655,316
3.20%, 09/15/18 (Call 08/15/18)	2,975	3,058,315
6.13%, 02/01/41 (Call 08/01/40)	2,250	2,483,332
6.65%, 10/01/36	750	867,722
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	2,000	1,987,334
5.00%, 02/01/21 (Call 11/01/20)	5,175	5,704,098
5.15%, 06/01/42 (Call 12/01/41)	1,050	1,102,860
6.50%, 05/01/18	500	572,954
6.65%, 01/15/37	400	486,793
8.75%, 05/01/19	250	314,882
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,865	2,977,408
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)[b]	2,540	2,382,019
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	1,250	1,285,444
4.60%, 06/15/21 (Call 03/15/21)	742	805,367
Sunoco Logistics Partners Operations LP
4.65%, 02/15/22	11	11,708
5.35%, 05/15/45 (Call 11/15/44)	500	514,023
6.10%, 02/15/42	1,500	1,611,694

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	$550	$587,184
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	500	602,197
7.50%, 04/01/17	2,800	3,163,048
TransCanada PipeLines Ltd.
0.75%, 01/15/16	1,725	1,724,743
2.50%, 08/01/22	1,450	1,379,012
3.75%, 10/16/23 (Call 07/16/23)	1,750	1,802,649
3.80%, 10/01/20	1,015	1,057,838
4.63%, 03/01/34 (Call 12/01/33)	1,875	1,949,821
5.85%, 03/15/36	500	577,175
6.10%, 06/01/40	2,000	2,381,777
6.50%, 08/15/18	400	460,018
7.13%, 01/15/19	1,778	2,097,731
7.63%, 01/15/39	1,544	2,114,984
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	3,750	3,810,728
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)	355	345,709
7.88%, 09/01/21	1,850	2,213,905
8.75%, 03/15/32	1,619	1,971,666
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	350	361,538
4.13%, 11/15/20 (Call 08/15/20)	1,450	1,509,850
4.30%, 03/04/24 (Call 12/04/23)	1,875	1,917,801
4.90%, 01/15/45 (Call 10/15/44)	1,250	1,203,300
5.25%, 03/15/20	1,175	1,296,990
5.80%, 11/15/43 (Call 05/15/43)	600	645,211
6.30%, 04/15/40	2,870	3,252,474
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	2,300	2,576,675

		176,208,344
REAL ESTATE — 0.00%
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	504,091

		504,091
REAL ESTATE INVESTMENT TRUSTS — 0.66%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	500	508,324
American Tower Corp.
3.40%, 02/15/19	2,265	2,317,123
3.45%, 09/15/21	500	493,885
3.50%, 01/31/23	1,550	1,502,138
4.50%, 01/15/18	2,300	2,451,894
4.70%, 03/15/22	5,300	5,567,996
5.00%, 02/15/24	3,250	3,460,521
7.00%, 10/15/17	500	565,248
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19 (Call 01/06/19)[b]	2,350	2,220,774
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	500	483,942
3.95%, 01/15/21 (Call 10/15/20)	1,700	1,800,883
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[b]	4,400	4,303,859
3.70%, 11/15/18 (Call 08/15/18)	2,000	2,120,497
3.80%, 02/01/24 (Call 11/01/23)[b]	1,000	1,013,945
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,213,000
4.63%, 06/15/21 (Call 03/15/21)	122	133,687
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	2,000	2,145,646
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	750	725,215
3.70%, 06/15/21 (Call 04/15/21)	2,000	1,999,534

Security	Principal (000s)	Value

CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	$500	$527,228
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	3,500	3,394,337
3.50%, 01/15/21 (Call 11/15/20)	20	20,276
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)[b]	3,350	3,289,185
5.25%, 03/15/21 (Call 12/15/20)[b]	1,500	1,645,566
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,803,558
4.38%, 06/15/22 (Call 03/15/22)	1,000	1,064,790
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[b]	50	49,105
4.75%, 07/15/20 (Call 04/15/20)	4,900	5,410,851
HCP Inc.
3.75%, 02/01/16	1,200	1,240,115
4.25%, 11/15/23 (Call 08/15/23)	750	787,570
5.38%, 02/01/21 (Call 11/03/20)	4,640	5,208,298
5.63%, 05/01/17	325	356,053
Health Care REIT Inc.
3.63%, 03/15/16	200	206,670
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,709,628
4.95%, 01/15/21 (Call 10/15/20)[b]	2,200	2,405,182
5.13%, 03/15/43 (Call 09/15/42)	850	916,062
6.50%, 03/15/41 (Call 09/15/40)	3,300	4,220,290
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)[b]	500	493,419
5.75%, 01/15/21	1,100	1,238,795
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,750	2,755,510
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	2,800	2,978,027
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	500	526,250
Series D
3.75%, 10/15/23 (Call 07/15/23)	1,625	1,607,344
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	2,625	2,849,526
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)[b]	2,000	2,179,209
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	200	202,402
3.15%, 05/15/23 (Call 02/15/23)	500	458,069
4.50%, 04/18/22 (Call 01/18/22)[b]	750	761,635
7.75%, 08/15/19	2,010	2,402,044
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	1,000	1,053,345
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	500	507,983
5.50%, 07/15/21 (Call 04/15/21)	700	796,664
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	1,500	1,550,355
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)[b]	1,750	1,845,914
4.50%, 08/15/17	1,800	1,936,195
6.88%, 03/15/20 (Call 12/16/19)	1,400	1,662,507
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	2,000	2,151,974
5.75%, 01/15/21 (Call 10/15/20)	75	85,919
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	1,013,449
4.75%, 05/01/24 (Call 11/01/23)	1,000	1,025,879
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	2,050	2,003,529
4.38%, 03/01/21 (Call 12/01/20)	11,200	12,363,023
4.75%, 03/15/42 (Call 09/15/41)	2,000	2,170,743
5.65%, 02/01/20 (Call 11/01/19)	5,170	5,995,538
6.75%, 02/01/40 (Call 11/01/39)	100	136,951

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	$2,300	$2,347,958
UDR Inc.
4.25%, 06/01/18	1,550	1,665,407
4.63%, 01/10/22 (Call 10/10/21)	1,500	1,626,322
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750	766,807
4.25%, 03/01/22 (Call 12/01/21)	4,050	4,276,881
4.75%, 06/01/21 (Call 03/01/21)	1,150	1,253,997
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	500	547,045
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	500	544,738
Weyerhaeuser Co.
6.88%, 12/15/33	2,990	3,831,041
7.38%, 03/15/32	1,975	2,610,839

		143,506,108
RETAIL — 0.80%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,250	1,333,990
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,063,559
AutoZone Inc.
1.30%, 01/13/17	1,075	1,077,032
3.13%, 07/15/23 (Call 04/15/23)[b]	1,000	976,239
3.70%, 04/15/22 (Call 01/15/22)	500	514,346
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	915	926,313
5.17%, 08/01/44 (Call 02/01/44)	450	460,257
Costco Wholesale Corp.
1.70%, 12/15/19	4,000	3,928,532
CVS Health Corp.
1.20%, 12/05/16	1,050	1,052,015
2.25%, 08/12/19 (Call 07/12/19)	2,500	2,499,414
2.75%, 12/01/22 (Call 09/01/22)	1,700	1,656,295
3.38%, 08/12/24 (Call 05/12/24)	2,500	2,505,900
4.00%, 12/05/23 (Call 09/05/23)	500	527,798
4.75%, 05/18/20 (Call 12/18/19)	1,850	2,048,537
6.13%, 09/15/39	4,370	5,543,199
6.25%, 06/01/27	500	619,554
Darden Restaurants Inc.
6.45%, 10/15/17	1,250	1,381,250
7.05%, 10/15/37	150	170,159
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	2,700	3,038,252
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	1,100	1,102,095
3.75%, 02/15/24 (Call 11/15/23)[b]	1,500	1,595,585
4.20%, 04/01/43 (Call 10/01/42)	3,300	3,401,697
4.40%, 04/01/21 (Call 01/01/21)	2,200	2,440,360
4.40%, 03/15/45 (Call 09/15/44)[b]	410	433,588
5.40%, 03/01/16[b]	3,112	3,297,179
5.88%, 12/16/36	2,290	2,893,566
5.95%, 04/01/41 (Call 10/01/40)	2,765	3,556,941
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	300	311,648
4.75%, 12/15/23 (Call 09/15/23)	2,250	2,400,606
6.00%, 01/15/33	100	110,998
6.88%, 12/15/37	500	618,301
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,750	1,765,588
3.75%, 04/15/21 (Call 01/15/21)	2,000	2,138,111
3.80%, 11/15/21 (Call 08/15/21)[b]	650	695,841
4.65%, 04/15/42 (Call 10/15/41)	300	323,898
5.13%, 11/15/41 (Call 05/15/41)	2,000	2,302,572
5.80%, 04/15/40 (Call 10/15/39)[b]	2,000	2,478,397

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[b]	$2,000	$2,012,495
3.88%, 01/15/22 (Call 10/15/21)	1,500	1,576,628
4.50%, 12/15/34 (Call 06/15/34)	1,000	1,011,012
5.13%, 01/15/42 (Call 07/15/41)	750	796,334
5.90%, 12/01/16	2,700	2,943,672
6.38%, 03/15/37[b]	1,900	2,371,591
McDonald’s Corp.
3.70%, 02/15/42[b]	4,725	4,369,236
5.35%, 03/01/18	1,952	2,182,526
5.80%, 10/15/17	200	224,993
6.30%, 10/15/37	500	639,075
6.30%, 03/01/38	1,050	1,363,131
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,800	1,913,440
4.75%, 05/01/20[b]	1,100	1,224,326
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,794,337
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,198,894
QVC Inc.
3.13%, 04/01/19	200	202,180
5.13%, 07/02/22	2,200	2,324,284
5.45%, 08/15/34 (Call 02/15/34)[e]	2,000	1,949,213
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	250	249,583
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	3,000	3,045,795
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,950	2,950,547
3.85%, 10/01/23 (Call 07/01/23)	1,500	1,590,533
Target Corp.
2.30%, 06/26/19	1,000	1,010,181
2.90%, 01/15/22	1,500	1,504,240
4.00%, 07/01/42	20	19,786
7.00%, 01/15/38	6,032	8,408,608
Tiffany & Co.
3.80%, 10/01/24 (Call 07/01/24)[e]	950	965,613
4.90%, 10/01/44 (Call 04/01/44)[e]	450	463,133
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	975	939,137
6.95%, 04/15/19	100	120,504
Wal-Mart Stores Inc.
1.95%, 12/15/18	5,000	5,051,469
2.55%, 04/11/23 (Call 01/11/23)	1,020	998,435
2.80%, 04/15/16	7,400	7,629,008
3.30%, 04/22/24 (Call 01/22/24)	4,320	4,452,446
4.00%, 04/11/43 (Call 10/11/42)	3,000	3,017,571
4.25%, 04/15/21	2,624	2,900,119
4.75%, 10/02/43 (Call 04/02/43)	7,129	7,997,791
5.38%, 04/05/17	1,000	1,101,626
5.63%, 04/01/40	25	31,040
5.63%, 04/15/41	228	285,647
5.80%, 02/15/18	550	625,491
6.50%, 08/15/37	8,897	12,088,734
Walgreen Co.
1.80%, 09/15/17	1,000	1,007,360
3.10%, 09/15/22[b]	3,815	3,776,936
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	1,000	1,014,889
4.50%, 11/18/34 (Call 05/18/34)	610	628,831
4.80%, 11/18/44 (Call 05/18/44)	937	988,170
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,300	1,327,296
3.88%, 11/01/20 (Call 08/01/20)[b]	900	933,384
3.88%, 11/01/23 (Call 08/01/23)	1,250	1,266,515
6.88%, 11/15/37	750	965,700

		172,643,097

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

SAVINGS & LOANS — 0.02%
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	$3,175	$3,311,902
4.63%, 04/19/16	550	575,269

		3,887,171
SEMICONDUCTORS — 0.15%
Altera Corp.
2.50%, 11/15/18	1,500	1,515,516
Analog Devices Inc.
3.00%, 04/15/16	650	668,000
Applied Materials Inc.
2.65%, 06/15/16	250	256,619
4.30%, 06/15/21	800	875,467
5.85%, 06/15/41	1,250	1,517,633
Broadcom Corp.
2.50%, 08/15/22[b]	2,500	2,398,564
2.70%, 11/01/18[b]	900	928,587
4.50%, 08/01/34 (Call 02/01/34)	630	657,656
Intel Corp.
1.35%, 12/15/17	2,835	2,830,029
1.95%, 10/01/16	950	969,433
2.70%, 12/15/22[b]	3,250	3,218,506
3.30%, 10/01/21	5,670	5,925,737
4.00%, 12/15/32	500	502,243
4.80%, 10/01/41	1,329	1,453,185
KLA-Tencor Corp.
2.38%, 11/01/17	255	257,340
3.38%, 11/01/19 (Call 10/01/19)	190	193,140
4.65%, 11/01/24 (Call 08/01/24)	1,360	1,383,821
5.65%, 11/01/34 (Call 07/01/34)	375	381,923
Maxim Integrated Products Inc.
2.50%, 11/15/18	950	951,589
Texas Instruments Inc.
0.88%, 03/12/17	500	499,052
1.65%, 08/03/19	200	196,142
2.38%, 05/16/16	2,700	2,766,962
2.75%, 03/12/21 (Call 02/12/21)	1,150	1,166,149
Xilinx Inc.
2.13%, 03/15/19	225	226,099

		31,739,392
SOFTWARE — 0.29%
Autodesk Inc.
1.95%, 12/15/17	875	881,992
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,500	1,582,386
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	3,710	3,911,211
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[b]	1,000	1,035,231
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	500	498,348
Fiserv Inc.
3.13%, 06/15/16	125	128,923
3.50%, 10/01/22 (Call 07/01/22)	1,750	1,778,535
4.75%, 06/15/21	1,000	1,097,246
Intuit Inc.
5.75%, 03/15/17	3,207	3,528,575
Microsoft Corp.
2.38%, 05/01/23 (Call 02/01/23)[b]	1,200	1,171,193
3.50%, 11/15/42	1,500	1,387,582
3.63%, 12/15/23 (Call 09/15/23)[b]	1,725	1,845,561
4.00%, 02/08/21[b]	2,750	3,033,829

Security	Principal (000s)	Value

4.20%, 06/01/19	$3,010	$3,322,950
4.50%, 10/01/40	1,100	1,188,976
5.20%, 06/01/39	2,900	3,417,708
Oracle Corp.
1.20%, 10/15/17[b]	3,565	3,559,062
2.38%, 01/15/19	275	280,096
2.50%, 10/15/22	4,000	3,903,060
3.63%, 07/15/23	50	52,569
4.30%, 07/08/34 (Call 01/08/34)	3,384	3,530,185
5.00%, 07/08/19	1,025	1,156,895
5.25%, 01/15/16	5,757	6,061,720
5.38%, 07/15/40	4,704	5,537,428
5.75%, 04/15/18	1,710	1,940,508
6.13%, 07/08/39	1,470	1,889,370
6.50%, 04/15/38	3,250	4,317,831

		62,038,970
TELECOMMUNICATIONS — 1.55%
America Movil SAB de CV
2.38%, 09/08/16	700	715,427
3.13%, 07/16/22	1,850	1,843,667
4.38%, 07/16/42[b]	2,750	2,676,798
5.00%, 03/30/20	7,600	8,492,075
6.13%, 11/15/37	500	604,185
6.13%, 03/30/40	1,250	1,506,830
AT&T Inc.
0.90%, 02/12/16	6,000	6,013,324
1.70%, 06/01/17	2,405	2,422,127
2.30%, 03/11/19[b]	500	502,528
2.40%, 08/15/16	5,700	5,827,427
2.95%, 05/15/16	4,832	4,973,968
3.00%, 02/15/22	100	99,384
3.88%, 08/15/21	4,820	5,087,625
3.90%, 03/11/24 (Call 12/11/23)[b]	2,500	2,585,515
4.35%, 06/15/45 (Call 12/15/44)	13,025	12,320,138
4.45%, 05/15/21	2,520	2,750,662
4.80%, 06/15/44 (Call 12/15/43)	1,640	1,667,151
5.35%, 09/01/40[b]	4,100	4,447,016
5.50%, 02/01/18	80	89,030
5.55%, 08/15/41	5,780	6,442,377
6.55%, 02/15/39	1,015	1,271,835
BellSouth Corp.
6.00%, 11/15/34	750	863,152
British Telecommunications PLC
2.35%, 02/14/19[b]	2,725	2,740,712
5.95%, 01/15/18	500	562,628
9.63%, 12/15/30	2,570	4,049,366
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,000	1,003,768
Cisco Systems Inc.
1.10%, 03/03/17	1,950	1,956,110
3.63%, 03/04/24[b]	2,400	2,501,525
4.45%, 01/15/20	2,650	2,932,513
5.50%, 02/22/16	4,000	4,239,676
5.50%, 01/15/40	1,280	1,515,601
5.90%, 02/15/39	5,780	7,048,278
Corning Inc.
4.75%, 03/15/42	2,300	2,459,457
5.75%, 08/15/40	1,750	2,137,669
Deutsche Telekom International Finance BV
6.00%, 07/08/19[b]	300	349,561
6.75%, 08/20/18	750	878,372
8.75%, 06/15/30	5,243	7,688,377
Embarq Corp.
7.08%, 06/01/16	3,032	3,272,047
8.00%, 06/01/36	2,900	3,240,750

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Harris Corp.
4.40%, 12/15/20	$1,950	$2,106,995
Juniper Networks Inc.
3.10%, 03/15/16	1,050	1,074,567
4.50%, 03/15/24[b]	2,000	1,993,035
4.60%, 03/15/21	1,700	1,800,173
5.95%, 03/15/41[b]	150	150,683
Motorola Solutions Inc.
3.50%, 03/01/23	2,600	2,545,897
3.75%, 05/15/22[b]	1,950	1,956,836
4.00%, 09/01/24[b]	1,000	996,296
5.50%, 09/01/44	500	511,435
7.50%, 05/15/25	1,000	1,277,341
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	400	400,729
Orange SA
2.75%, 09/14/16	3,050	3,138,014
2.75%, 02/06/19	8,750	8,946,269
5.38%, 07/08/19	5,963	6,743,978
5.38%, 01/13/42	1,250	1,393,998
9.00%, 03/01/31	1,445	2,178,869
Pacific Bell Telephone Co.
7.13%, 03/15/26	4,500	5,816,809
Qwest Corp.
6.75%, 12/01/21	2,615	2,987,638
6.88%, 09/15/33 (Call 12/29/14)[b]	1,750	1,758,750
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	100	104,784
5.45%, 10/01/43 (Call 04/01/43)	2,250	2,488,166
6.80%, 08/15/18	3,220	3,759,798
Telefonica Emisiones SAU
3.99%, 02/16/16	2,300	2,382,045
5.13%, 04/27/20	3,000	3,344,888
5.46%, 02/16/21	2,850	3,219,554
7.05%, 06/20/36[b]	3,054	3,985,651
Verizon Communications Inc.
2.00%, 11/01/16	6,400	6,507,304
2.55%, 06/17/19[b]	22,125	22,462,621
3.50%, 11/01/24 (Call 08/01/24)[b]	1,000	997,023
3.65%, 09/14/18	7,375	7,823,294
3.85%, 11/01/42 (Call 05/01/42)	500	450,464
4.15%, 03/15/24 (Call 12/15/23)	500	525,168
4.40%, 11/01/34 (Call 05/01/34)	1,000	995,384
4.60%, 04/01/21	3,250	3,554,547
5.01%, 08/21/54[e]	1,500	1,565,710
5.05%, 03/15/34 (Call 12/15/33)	4,250	4,560,872
5.15%, 09/15/23	10,555	11,849,089
5.50%, 02/15/18	1,000	1,122,861
5.85%, 09/15/35	500	584,163
6.00%, 04/01/41	1,750	2,087,050
6.10%, 04/15/18	1,500	1,711,395
6.35%, 04/01/19	2,513	2,927,540
6.40%, 09/15/33	15,050	18,616,746
6.40%, 02/15/38	200	247,550
6.55%, 09/15/43	17,600	22,691,198
7.75%, 12/01/30	12,192	16,788,265
Verizon Florida LLC
Series E
6.86%, 02/01/28	250	299,934
Verizon Maryland LLC
Series B
5.13%, 06/15/33	500	521,368
Vodafone Group PLC
1.25%, 09/26/17[b]	300	296,877
2.50%, 09/26/22	2,900	2,728,613
2.95%, 02/19/23	2,020	1,950,239
4.38%, 02/19/43[b]	4,025	3,861,033
4.63%, 07/15/18	1,250	1,363,837

Security	Principal (000s)	Value

5.63%, 02/27/17	$7,197	$7,859,889

		335,791,883
TEXTILES — 0.01%
Cintas Corp. No. 2
2.85%, 06/01/16	685	697,505
6.15%, 08/15/36	27	33,935
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,750	1,773,198

		2,504,638
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	205	205,773
5.10%, 05/15/44 (Call 11/15/43)	2,629	2,703,695
Mattel Inc.
2.50%, 11/01/16	150	153,501
3.15%, 03/15/23 (Call 12/15/22)[b]	1,525	1,502,432
4.35%, 10/01/20	400	428,572
5.45%, 11/01/41 (Call 05/01/41)	350	385,805
6.20%, 10/01/40	7	8,483

		5,388,261
TRANSPORTATION — 0.43%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	300	297,910
3.05%, 09/01/22 (Call 06/01/22)	1,850	1,862,907
3.40%, 09/01/24 (Call 06/01/24)	5,600	5,670,113
3.85%, 09/01/23 (Call 06/01/23)	800	841,130
4.55%, 09/01/44 (Call 03/01/44)	1,775	1,843,844
4.70%, 10/01/19	3,600	3,992,078
4.90%, 04/01/44 (Call 10/01/43)	3,240	3,539,559
5.75%, 03/15/18	550	622,731
6.15%, 05/01/37	3,403	4,277,251
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	800	773,508
2.85%, 12/15/21 (Call 09/15/21)	950	972,115
2.95%, 11/21/24 (Call 08/21/24)	2,160	2,166,369
3.50%, 11/15/42 (Call 05/15/42)	500	466,546
5.55%, 03/01/19	3,600	4,109,387
Canadian Pacific Railway Co.
5.95%, 05/15/37	148	190,115
7.13%, 10/15/31	2,250	3,101,546
7.25%, 05/15/19	1,000	1,202,585
Con–way Inc.
6.70%, 05/01/34	2,000	2,224,178
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	750	756,413
3.70%, 10/30/20 (Call 07/30/20)	50	52,462
4.50%, 08/01/54 (Call 02/01/54)	250	250,220
6.00%, 10/01/36	5,832	7,184,079
6.22%, 04/30/40	100	127,405
FedEx Corp.
2.63%, 08/01/22	2,900	2,850,264
4.00%, 01/15/24	1,000	1,057,508
4.90%, 01/15/34	2,950	3,242,051
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)[b]	1,500	1,558,588
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 (Call 02/15/23)	700	675,304
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	3,700	3,715,142
3.25%, 12/01/21 (Call 09/01/21)	2,000	2,058,089
4.84%, 10/01/41	3,907	4,262,008

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	$750	$747,587
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)[b]	1,450	1,486,136
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,785,077
2.55%, 06/01/19 (Call 05/01/19)	750	754,845
3.50%, 06/01/17	700	734,595
3.60%, 03/01/16[b]	1,000	1,034,579
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	1,650	1,754,649
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,453,231
4.15%, 01/15/45 (Call 07/15/44)	1,000	1,011,112
4.25%, 04/15/43 (Call 10/15/42)	2,475	2,538,376
4.75%, 09/15/41 (Call 03/15/41)	1,000	1,101,392
United Parcel Service Inc.
2.45%, 10/01/22	2,415	2,364,954
3.13%, 01/15/21	3,700	3,863,517
3.63%, 10/01/42	525	500,178
5.13%, 04/01/19	1,220	1,382,607
5.50%, 01/15/18	500	562,319
6.20%, 01/15/38	1,846	2,439,811

		92,458,370
TRUCKING & LEASING — 0.02%
GATX Corp.
2.38%, 07/30/18	16	16,174
2.50%, 03/15/19	2,730	2,749,323
2.50%, 07/30/19[b]	750	750,473
3.50%, 07/15/16	1,000	1,039,079
4.85%, 06/01/21	600	661,550

		5,216,599
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	1,250	1,261,017
4.30%, 12/01/42 (Call 06/01/42)	2,250	2,281,020

		3,542,037

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,108,520,970)		5,300,702,589

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.62%

BRAZIL — 0.22%
Brazilian Government International Bond
2.63%, 01/05/23[b]	5,500	5,082,000
4.25%, 01/07/25[b]	4,631	4,735,197
4.88%, 01/22/21[b]	4,100	4,432,100
5.63%, 01/07/41[b]	5,150	5,613,500
5.88%, 01/15/19[b]	2,760	3,125,700
7.13%, 01/20/37[b]	7,592	9,717,760
8.00%, 01/15/18	1,842	2,030,989
8.25%, 01/20/34[b]	1,500	2,085,000
8.75%, 02/04/25[b]	1,000	1,375,000
10.13%, 05/15/27[b]	3,750	5,925,000
11.00%, 08/17/40 (Call 08/17/15)	2,600	2,788,500

		46,910,746
CANADA — 0.41%
Canada Government International Bond
0.88%, 02/14/17	5,150	5,176,207
Export Development Canada
0.75%, 12/15/17	6,000	5,947,939

Security	Principal (000s)	Value

Province of British Columbia
1.20%, 04/25/17	$8,850	$8,935,603
2.10%, 05/18/16	3,000	3,071,861
2.65%, 09/22/21	2,000	2,069,007
Province of Manitoba Canada
1.13%, 06/01/18[b]	8,650	8,598,062
Province of Ontario Canada
1.20%, 02/14/18	2,500	2,491,692
1.65%, 09/27/19[b]	14,250	14,157,823
2.00%, 09/27/18[b]	10,750	10,942,018
2.00%, 01/30/19	100	101,600
2.30%, 05/10/16	8,650	8,880,043
3.00%, 07/16/18	3,100	3,269,218
3.15%, 12/15/17[b]	3,000	3,173,157
4.40%, 04/14/20[b]	520	583,712
Province of Quebec Canada
2.88%, 10/16/24	1,500	1,511,654
7.50%, 09/15/29	7,527	10,983,173

		89,892,769
CHILE — 0.03%
Chile Government International Bond
2.25%, 10/30/22[b]	500	480,000
3.25%, 09/14/21[b]	3,050	3,161,325
3.63%, 10/30/42[b]	150	135,225
3.88%, 08/05/20[b]	3,250	3,493,750

		7,270,300
COLOMBIA — 0.13%
Colombia Government International Bond
4.38%, 07/12/21[b]	9,948	10,609,543
5.63%, 02/26/44 (Call 08/26/43)[b]	2,400	2,718,000
6.13%, 01/18/41[b]	3,000	3,592,500
7.38%, 01/27/17	2,500	2,806,250
7.38%, 03/18/19	3,350	4,003,250
7.38%, 09/18/37[b]	4,000	5,410,000

		29,139,543
GERMANY — 0.02%
FMS Wertmanagement AoeR
1.13%, 10/14/16[b]	5,000	5,050,421

		5,050,421
ISRAEL — 0.03%
Israel Government International Bond
4.50%, 01/30/43	2,000	2,040,000
5.13%, 03/26/19[b]	3,000	3,423,000

		5,463,000
ITALY — 0.07%
Italy Government International Bond
5.25%, 09/20/16	8,542	9,174,140
6.88%, 09/27/23	5,000	6,404,154

		15,578,294
JAPAN — 0.08%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	8,600	8,712,677
2.50%, 05/18/16	4,400	4,527,692

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Japan Finance Corp.
2.13%, 02/07/19[b]	$5,000	$5,119,790

		18,360,159
MEXICO — 0.23%
Mexico Government International Bond
3.63%, 03/15/22	11,150	11,512,375
4.00%, 10/02/23[b]	3,920	4,121,880
4.75%, 03/08/44[b]	11,034	11,365,020
5.13%, 01/15/20	3,334	3,722,411
5.63%, 01/15/17	3,302	3,599,180
5.95%, 03/19/19[b]	1,500	1,716,000
6.05%, 01/11/40[b]	2,200	2,678,500
6.75%, 09/27/34	7,118	9,253,400
7.50%, 04/08/33	1,000	1,385,000

		49,353,766
PANAMA — 0.05%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/24/24)	4,000	4,086,000
6.70%, 01/26/36	5,100	6,426,000

		10,512,000
PERU — 0.09%
Peruvian Government International Bond
6.55%, 03/14/37[b]	4,138	5,338,020
7.13%, 03/30/19[b]	7,155	8,621,776
8.75%, 11/21/33[b]	3,000	4,665,000

		18,624,796
PHILIPPINES — 0.20%
Philippine Government International Bond
4.00%, 01/15/21	5,240	5,678,850
4.20%, 01/21/24[b]	15,500	16,856,250
6.38%, 10/23/34	11,825	15,771,594
6.50%, 01/20/20	1,000	1,200,000
8.38%, 06/17/19	3,000	3,798,750

		43,305,444
POLAND — 0.07%
Poland Government International Bond
3.00%, 03/17/23[b]	700	698,992
4.00%, 01/22/24[b]	3,618	3,812,468
5.00%, 03/23/22[b]	4,575	5,163,940
6.38%, 07/15/19	5,000	5,913,499

		15,588,899
SOUTH AFRICA — 0.05%
South Africa Government International Bond
4.67%, 01/17/24[b]	100	105,034
5.38%, 07/24/44	2,000	2,125,000
5.50%, 03/09/20[b]	5,500	6,056,490
6.25%, 03/08/41[b]	2,000	2,380,060

		10,666,584
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
1.75%, 02/27/18	5,000	4,996,588
2.88%, 09/17/18	4,000	4,132,925
3.25%, 08/12/26	1,900	1,917,380

Security	Principal (000s)	Value

4.00%, 01/11/17	$2,000	$2,108,892
5.00%, 04/11/22	250	284,290
5.13%, 06/29/20	250	283,804
Republic of Korea
4.13%, 06/10/44[b]	2,000	2,291,283
7.13%, 04/16/19	3,000	3,649,136

		19,664,298
SUPRANATIONAL — 1.49%
African Development Bank
1.25%, 09/02/16	5,000	5,062,065
1.63%, 10/02/18	2,000	2,019,681
2.38%, 09/23/21	2,917	2,983,852
Asian Development Bank
0.50%, 06/20/16	4,200	4,205,489
1.38%, 03/23/20	4,500	4,427,066
1.50%, 09/28/18[b]	5,000	5,030,348
1.75%, 03/21/19	2,150	2,176,725
2.50%, 03/15/16	3,750	3,853,618
6.22%, 08/15/27	4,000	5,456,190
Corp. Andina de Fomento
3.75%, 01/15/16	2,100	2,173,546
4.38%, 06/15/22[b]	3,100	3,343,200
Council of Europe Development Bank
1.00%, 03/07/18	3,400	3,384,109
1.13%, 05/31/18	5,100	5,080,656
European Bank for Reconstruction & Development
0.75%, 09/01/17	7,500	7,468,277
1.00%, 06/15/18	7,000	6,946,578
European Investment Bank
0.50%, 08/15/16	100	100,025
0.88%, 04/18/17	10,000	10,033,754
1.00%, 12/15/17[b]	26,300	26,295,029
1.00%, 03/15/18	6,000	5,973,693
1.00%, 06/15/18	7,750	7,693,516
1.13%, 12/15/16	3,000	3,030,249
1.13%, 09/15/17	150	150,940
1.63%, 12/18/18	6,500	6,559,482
2.13%, 07/15/16	5,000	5,134,729
2.50%, 05/16/16	100	103,061
2.50%, 10/15/24	5,000	5,050,565
2.88%, 09/15/20	2,000	2,115,795
3.25%, 01/29/24	3,050	3,281,602
4.00%, 02/16/21[b]	20,650	23,204,256
4.88%, 02/15/36	150	190,909
5.13%, 05/30/17	12,900	14,276,607
Inter-American Development Bank
0.88%, 03/15/18	4,350	4,313,454
1.38%, 10/18/16[b]	24,000	24,373,238
1.38%, 07/15/20[b]	2,200	2,152,496
2.13%, 11/09/20	5,450	5,535,180
3.00%, 02/21/24[b]	2,000	2,118,334
3.88%, 10/28/41	3,000	3,295,470
4.38%, 01/24/44	200	239,054
Series E
3.88%, 09/17/19	5,000	5,528,229
International Bank for Reconstruction & Development
0.50%, 04/15/16	3,000	3,006,531
0.63%, 10/14/16[b]	22,000	22,038,630
0.88%, 04/17/17[b]	16,000	16,061,850
1.00%, 09/15/16	6,250	6,303,156
1.88%, 03/15/19	3,000	3,054,673
2.13%, 03/15/16[b]	10,650	10,898,860
2.13%, 02/13/23[b]	4,000	4,030,253
4.75%, 02/15/35	1,000	1,253,447
5.00%, 04/01/16	2,420	2,568,587
7.63%, 01/19/23	1,200	1,682,677

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

International Finance Corp.
0.88%, 06/15/18	$100	$98,772
1.00%, 04/24/17[b]	2,000	2,012,239
1.13%, 11/23/16	4,000	4,042,674
1.75%, 09/04/18	8,000	8,130,997
2.13%, 11/17/17	6,500	6,710,248
Nordic Investment Bank
1.00%, 03/07/17	400	402,675
5.00%, 02/01/17	5,000	5,463,544

		322,120,880
SWEDEN — 0.04%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,770,274
1.13%, 04/05/18	6,000	5,977,221

		7,747,495
TURKEY — 0.28%
Turkey Government International Bond
3.25%, 03/23/23[b]	10,000	9,525,000
4.88%, 04/16/43	12,000	12,039,960
5.75%, 03/22/24[b]	12,250	13,628,124
6.25%, 09/26/22	8,000	9,260,640
6.75%, 04/03/18	10,000	11,256,100
7.25%, 03/05/38[b]	2,000	2,621,880
7.38%, 02/05/25[b]	2,750	3,464,918

		61,796,622
URUGUAY — 0.04%
Uruguay Government International Bond
4.13%, 11/20/45[b]	2,400	2,124,000
4.50%, 08/14/24[b]	3,650	3,869,000
5.10%, 06/18/50[b]	2,000	2,010,000

		8,003,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $768,862,976)		785,049,016

MUNICIPAL DEBT OBLIGATIONS — 0.91%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	175	205,947

		205,947
CALIFORNIA — 0.32%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	850	1,182,928
6.91%, 10/01/50	1,300	1,863,082
Series S1
7.04%, 04/01/50	2,950	4,289,595
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	2,500	3,184,675
County of Sonoma CA RB
Series A
6.00%, 12/01/29 (GTD)	2,000	2,315,560
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	4,300	5,671,184
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,000	2,887,780

Security	Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	$815	$1,018,196
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	1,050	1,515,097
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	1,600	2,295,952
6.60%, 07/01/50	325	471,910
Series A
5.72%, 07/01/39	1,000	1,259,790
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	1,875	2,350,106
5.76%, 07/01/29	260	319,410
6.76%, 07/01/34	1,250	1,725,700
Orange County Local Transportation Authority RB BAB
Series A
6.91%, 02/15/41	650	920,517
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	500	667,635
Series F
6.58%, 05/15/49	1,000	1,341,770
San Diego County Water Authority RB BAB
6.14%, 05/01/49	850	1,132,455
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	925	1,129,369
State of California GO
5.95%, 04/01/16	7,127	7,630,523
State of California GO BAB
6.65%, 03/01/22	500	620,720
7.30%, 10/01/39	7,000	10,163,860
7.50%, 04/01/34	3,000	4,372,320
7.55%, 04/01/39	2,000	3,020,060
7.60%, 11/01/40	700	1,075,431
7.70%, 11/01/30 (Call 11/01/20)	500	629,895
University of California RB
Series AD
4.86%, 05/15/12	1,700	1,732,895
University of California RB BAB
5.77%, 05/15/43	1,000	1,248,460
5.95%, 05/15/45	900	1,131,705

		69,168,580
COLORADO — 0.01%
Denver City & County School District No. 1 COP Series B
4.24%, 12/15/37	600	613,518
Regional Transportation District RB BAB
Series B
5.84%, 11/01/50	500	688,585

		1,302,103
CONNECTICUT — 0.01%
State of Connecticut GO
Series A
5.85%, 03/15/32	1,500	1,865,595

		1,865,595
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB
Series E
5.59%, 12/01/34	700	860,615
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	600	669,558

		1,530,173

92

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A
2.11%, 07/01/18	$1,500	$1,517,280
3.00%, 07/01/20	1,000	1,016,620

		2,533,900
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	1,000	1,309,750
Project M, Series 2010A
6.66%, 04/01/57	750	967,807
Project P, Series 2010A
7.06%, 04/01/57	300	359,976

		2,637,533
ILLINOIS — 0.10%
Chicago Board of Education GO
Series C
6.32%, 11/01/29	500	516,140
Chicago O’Hare International Airport RB BAB
Series B
6.40%, 01/01/40	500	670,085
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	2,300	2,870,124
City of Chicago IL GO
Series C
7.78%, 01/01/35	400	482,224
City of Chicago IL Waterworks Revenue RB BAB
Series B
6.74%, 11/01/40	300	390,726
State of Illinois GO
5.10%, 06/01/33	11,233	11,063,719
5.37%, 03/01/17	2,500	2,690,000
5.88%, 03/01/19	2,450	2,723,885

		21,406,903
INDIANA — 0.01%
Indianapolis Local Public Improvement Bond Bank RB BAB
Series B-2
6.12%, 01/15/40	1,000	1,305,780

		1,305,780
KANSAS — 0.00%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	500	558,870

		558,870
MARYLAND — 0.01%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	1,500	1,948,800

		1,948,800
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
Series E
4.20%, 12/01/21	400	440,008
5.46%, 12/01/39	1,000	1,232,640

Security	Principal (000s)	Value

Commonwealth of Massachusetts RB BAB
Series A
5.73%, 06/01/40	$1,400	$1,801,254
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	225	274,914

		3,748,816
MISSISSIPPI — 0.01%
State of Mississippi GO BAB
5.25%, 11/01/34	1,000	1,177,410

		1,177,410
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	1,050	1,269,208

		1,269,208
NEW JERSEY — 0.07%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	1,500	1,931,640
Series B
0.00%, 02/15/19 (AGM)	500	444,940
0.00%, 02/15/21 (AGM)	1,145	921,668
0.00%, 02/15/23 (AGM)	1,400	1,007,944
Series Q
1.10%, 06/15/16	1,600	1,602,816
New Jersey State Turnpike Authority RB BAB
Series F
7.41%, 01/01/40	4,044	5,993,693
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	1,660	1,915,657
6.10%, 12/15/28 (Call 12/15/20)	1,200	1,330,512
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40 (GOI)	900	1,129,194

		16,278,064
NEW YORK — 0.15%
City of New York NY GO BAB
5.97%, 03/01/36	1,250	1,583,862
5.99%, 12/01/36	1,470	1,862,755
6.27%, 12/01/37	170	223,564
Series C-1
5.52%, 10/01/37	1,000	1,207,730
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	1,790	2,736,069
Series C-1
6.69%, 11/15/40	1,000	1,359,430
Series E
6.81%, 11/15/40	500	687,820
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	1,000	1,231,730
Series C-2
5.77%, 08/01/36	2,000	2,485,100
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	2,645	3,420,276
5.88%, 06/15/44	1,350	1,781,905
New York State Dormitory Authority RB BAB
Series D
5.60%, 03/15/40	1,500	1,896,945
Series H
5.43%, 03/15/39	1,000	1,213,490

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	$1,260	$1,550,833
Port Authority of New York & New Jersey RB
4.93%, 10/01/51 (GOI)	1,000	1,117,300
5.65%, 11/01/40 (GOI)	1,600	1,942,624
5.65%, 11/01/40 (GOI)	2,205	2,677,179
Series 181
4.96%, 08/01/46	2,000	2,245,520
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,000	1,084,690

		32,308,822
NORTH CAROLINA — 0.00%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	500	522,185

		522,185
OHIO — 0.03%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,622,582
8.08%, 02/15/50	1,025	1,634,434
Series E
6.27%, 02/15/50	1,200	1,522,164
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	900	1,032,786
Ohio State University (The) RB BAB
4.91%, 06/01/40	535	633,387

		6,445,353
OREGON — 0.02%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,176,260
State of Oregon GO
5.89%, 06/01/27	3,020	3,777,960

		4,954,220
PENNSYLVANIA — 0.02%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	2,500	2,797,625
Pennsylvania Turnpike Commission RB BAB
Series B
5.51%, 12/01/45	1,000	1,208,420

		4,006,045
TEXAS — 0.09%
City of Houston TX Combined Utility System Revenue RB
Series B
3.83%, 05/15/28	575	614,181
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	1,175	1,541,153
Series C
5.99%, 02/01/39	1,000	1,321,960
Dallas Area Rapid Transit RB BAB
4.92%, 12/01/41	1,285	1,522,327
5.02%, 12/01/48	500	603,165
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	700	919,156
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	1,500	2,113,185
State of Texas GO BAB
5.52%, 04/01/39	500	648,205

Security	Principal (000s)	Value

Series A
4.63%, 04/01/33[b]	$1,200	$1,363,212
4.68%, 04/01/40	2,000	2,298,360
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30	5,000	5,969,450
University of Texas System (The) RB BAB
Series C
4.79%, 08/15/46	1,500	1,777,695

		20,692,049
UTAH — 0.00%
State of Utah GO BAB
Series B
3.54%, 07/01/25	500	532,450

		532,450
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,207,270

		1,207,270

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $173,597,435)		197,606,076

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.11%

MORTGAGE-BACKED SECURITIES — 28.40%
Federal Home Loan Mortgage Corp.
2.30%, 12/01/38[a]	7,362	7,908,076
2.50%, 02/01/28	8,275	8,470,695
2.50%, 12/01/29[g]	84,913	86,532,125
2.50%, 12/01/44[g]	11,500	11,203,516
2.61%, 01/01/42[a]	1,992	2,101,946
2.92%, 09/01/41[a]	2,834	2,961,885
2.95%, 05/01/42[a]	2,630	2,724,703
3.00%, 04/01/27	1,806	1,884,023
3.00%, 05/01/27	14,087	14,697,724
3.00%, 06/01/27	12,779	13,332,461
3.00%, 07/01/27	492	513,175
3.00%, 08/01/27	1,403	1,463,020
3.00%, 09/01/27	6,090	6,354,276
3.00%, 11/01/27	2,155	2,249,054
3.00%, 12/01/27	1,525	1,591,987
3.00%, 01/01/28	813	848,238
3.00%, 05/01/29	28,022	29,182,586
3.00%, 12/01/29[g]	19,306	20,084,413
3.00%, 05/01/33	7,608	7,866,602
3.00%, 02/01/43	48,062	48,664,545
3.00%, 04/01/43	39,961	40,453,144
3.00%, 12/01/44[g]	64,760	65,437,493
3.02%, 11/01/40[a]	4,391	4,670,439
3.14%, 11/01/40[a]	3,669	3,896,220
3.24%, 08/01/41[a]	2,865	3,041,463
3.29%, 11/01/40[a]	6,518	6,889,714
3.42%, 11/01/41[a]	9,338	9,885,037
3.50%, 11/01/25	11,830	12,553,072
3.50%, 03/01/26	8,838	9,378,326
3.50%, 06/01/26	2,486	2,637,425
3.50%, 12/01/29[g]	37,669	39,905,597
3.50%, 03/01/32	4,438	4,691,143
3.50%, 10/01/42	3,367	3,508,374
3.50%, 11/01/42	2,876	2,996,964
3.50%, 06/01/43	3,784	3,947,880

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.50%, 10/01/43	$5,021	$5,238,832
3.50%, 01/01/44	9,960	10,391,342
3.50%, 02/01/44	33,928	35,395,509
3.50%, 12/01/44[g]	199,300	207,334,281
4.00%, 05/01/25	1,461	1,562,250
4.00%, 10/01/25	8,363	8,943,291
4.00%, 02/01/26	5,124	5,489,021
4.00%, 05/01/26	7,019	7,519,063
4.00%, 12/01/29[g]	7,853	8,335,223
4.00%, 01/01/41	34,053	36,355,437
4.00%, 02/01/41	8,238	8,795,080
4.00%, 03/01/41	8,198	8,752,440
4.00%, 09/01/41	14,644	15,692,059
4.00%, 02/01/42	10,946	11,712,834
4.00%, 03/01/42	2,928	3,125,744
4.00%, 07/01/44	7,090	7,606,131
4.00%, 12/01/44[g]	140,800	150,150,000
4.50%, 04/01/22	5,111	5,462,089
4.50%, 05/01/23	2,800	2,952,599
4.50%, 07/01/24	2,416	2,572,911
4.50%, 08/01/24	532	570,561
4.50%, 09/01/24	1,401	1,502,133
4.50%, 10/01/24	1,308	1,403,104
4.50%, 08/01/30	9,918	10,829,650
4.50%, 03/01/39	6,575	7,203,008
4.50%, 05/01/39	8,254	9,045,792
4.50%, 10/01/39	6,118	6,644,514
4.50%, 01/01/40	1,612	1,752,119
4.50%, 02/01/41	4,021	4,368,680
4.50%, 05/01/41	16,067	17,702,649
4.50%, 12/01/44[g]	120,800	131,143,500
5.00%, 12/01/24	7,795	8,338,777
5.00%, 08/01/25	5,852	6,479,232
5.00%, 06/01/33	2,363	2,625,015
5.00%, 12/01/33	6,941	7,713,252
5.00%, 07/01/35	9,058	10,074,686
5.00%, 01/01/36	4,767	5,296,205
5.00%, 01/01/37	574	638,263
5.00%, 02/01/37	493	548,384
5.00%, 02/01/38	2,617	2,909,855
5.00%, 03/01/38	19,588	21,690,273
5.00%, 12/01/38	2,534	2,805,582
5.00%, 08/01/40	3,652	4,148,334
5.00%, 09/01/40	13,442	14,943,793
5.00%, 08/01/41	3,608	4,029,614
5.00%, 12/01/44[g]	2,000	2,214,375
5.50%, 02/01/34	9,412	10,602,219
5.50%, 05/01/35	6,172	6,967,396
5.50%, 06/01/35	3,698	4,175,351
5.50%, 05/01/36	5,190	5,821,319
5.50%, 07/01/36	9,393	10,528,411
5.50%, 03/01/38	6,232	6,974,841
5.50%, 04/01/38	1,800	2,017,415
5.50%, 01/01/39	3,522	3,982,464
5.50%, 11/01/39	4,434	4,982,252
6.00%, 10/01/36	3,701	4,242,558
6.00%, 02/01/37	4,184	4,746,980
6.00%, 11/01/37	13,073	14,787,989
6.00%, 09/01/38	239	270,061
Federal National Mortgage Association
1.00%, 10/01/41	23,536	26,184,330
2.44%, 02/01/42[a]	2,662	2,790,842
2.50%, 05/01/27	9,457	9,678,571
2.50%, 10/01/27	9,773	10,002,743
2.50%, 12/01/29[g]	205,086	209,123,761
2.50%, 12/01/44[g]	20,500	19,997,109
2.78%, 08/01/41[a]	4,577	4,796,585
2.95%, 10/01/41[a]	4,688	4,939,343

Security	Principal (000s)	Value

3.00%, 01/01/27	$17,964	$18,740,674
3.00%, 11/01/27	12,886	13,456,211
3.00%, 12/01/29[g]	214,100	222,965,078
3.00%, 05/01/33	2,001	2,069,969
3.00%, 08/01/42	77	78,183
3.00%, 09/01/42	293	296,686
3.00%, 10/01/42	12,530	12,683,203
3.00%, 11/01/42	41	41,894
3.00%, 12/01/42	11,746	11,892,878
3.00%, 01/01/43	29,959	30,331,992
3.00%, 02/01/43	830	839,946
3.00%, 03/01/43	18,328	18,552,577
3.00%, 04/01/43	39,514	39,987,250
3.00%, 05/01/43	21,034	21,291,680
3.00%, 06/01/43	31,467	31,841,052
3.00%, 07/01/43	41,817	42,317,489
3.00%, 08/01/43	32,520	32,906,746
3.00%, 09/01/43	31,761	32,139,682
3.00%, 10/01/43	261	264,491
3.00%, 11/01/43	7,009	7,092,269
3.00%, 12/01/44[g]	293,300	296,507,969
3.50%, 12/01/29[g]	138,563	146,746,877
3.50%, 01/01/32	6,345	6,719,065
3.50%, 02/01/32	7,013	7,426,418
3.50%, 05/01/42	4,102	4,288,365
3.50%, 12/01/42	4,850	5,065,322
3.50%, 05/01/43	36,942	38,551,066
3.50%, 06/01/43	15,635	16,317,608
3.50%, 12/01/44[g]	508,275	529,797,270
4.00%, 10/01/25	18,378	19,667,820
4.00%, 11/01/25	1,426	1,522,540
4.00%, 03/01/26	3,298	3,512,235
4.00%, 06/01/26	4,847	5,196,414
4.00%, 09/01/26	2,126	2,279,507
4.00%, 12/01/29[g]	23,217	24,639,041
4.00%, 12/01/30	7,172	7,737,621
4.00%, 01/01/31	2,596	2,801,088
4.00%, 02/01/31	2,265	2,443,729
4.00%, 10/01/31	8,534	9,208,317
4.00%, 02/01/32	10,857	11,716,960
4.00%, 11/01/41	10,598	11,357,681
4.00%, 03/01/42	13,820	14,814,315
4.00%, 12/01/44[g]	687,358	733,862,105
4.50%, 09/01/18	3,712	3,912,310
4.50%, 10/01/24	3,024	3,278,188
4.50%, 02/01/25	1,215	1,315,100
4.50%, 04/01/25	1,476	1,599,382
4.50%, 06/01/25	7,591	8,228,872
4.50%, 12/01/29[g]	12,500	13,169,922
4.50%, 08/01/31	7,782	8,504,938
4.50%, 09/01/40	21,622	23,558,250
4.50%, 12/01/40	9,807	10,684,835
4.50%, 01/01/41	27,351	29,800,109
4.50%, 05/01/41	14,136	15,450,610
4.50%, 06/01/41	5,248	5,757,058
4.50%, 08/01/41	21,646	23,573,822
4.50%, 09/01/41	9,724	10,647,113
4.50%, 12/01/44[g]	185,928	202,051,444
5.00%, 08/01/20	4,868	5,131,108
5.00%, 07/01/23	2,695	2,912,190
5.00%, 12/01/23	2,488	2,703,926
5.00%, 12/01/29[g]	5,000	5,264,844
5.00%, 11/01/33	17,452	19,410,865
5.00%, 12/01/39	819	910,129
5.00%, 01/01/40	20	21,730
5.00%, 03/01/40	12,591	14,005,251
5.00%, 04/01/40	1,643	1,826,375
5.00%, 05/01/40	142	158,165

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.00%, 06/01/40	$157	$175,007
5.00%, 07/01/40	10	11,121
5.00%, 08/01/40	6,725	7,510,499
5.00%, 09/01/40	57	62,821
5.00%, 10/01/40	159	177,697
5.00%, 05/01/41	21,641	24,101,488
5.00%, 06/01/41	4,717	5,246,975
5.00%, 08/01/41	6,883	7,665,360
5.00%, 05/01/44	49,995	55,454,744
5.00%, 12/01/44[g]	128,912	142,930,742
5.50%, 12/01/19	3,305	3,515,557
5.50%, 05/01/33	7,044	7,951,221
5.50%, 11/01/33	13,618	15,371,391
5.50%, 09/01/34	19,774	22,278,055
5.50%, 09/01/36	1,543	1,741,581
5.50%, 03/01/38	1,819	2,049,279
5.50%, 11/01/38	2,876	3,244,336
5.50%, 07/01/40	7,474	8,421,433
5.50%, 12/01/44[g]	79,804	89,330,602
6.00%, 03/01/34	10,205	11,660,529
6.00%, 05/01/34	837	962,731
6.00%, 08/01/34	1,659	1,894,137
6.00%, 11/01/34	547	624,581
6.00%, 09/01/36	4,319	4,902,841
6.00%, 08/01/37	11,118	12,583,093
6.00%, 03/01/38	2,048	2,341,234
6.00%, 05/01/38	1,126	1,294,993
6.00%, 09/01/38	1,045	1,186,920
6.00%, 06/01/39	14,583	16,651,520
6.00%, 10/01/39	1,218	1,401,382
6.00%, 12/01/44[g]	12,220	13,852,516
6.50%, 08/01/36	182	206,655
6.50%, 09/01/36	1,306	1,488,374
6.50%, 10/01/36	198	225,093
6.50%, 12/01/36	214	243,272
6.50%, 07/01/37	339	385,428
6.50%, 08/01/37	13,058	14,854,688
6.50%, 10/01/37	626	711,620
6.50%, 11/01/37	87	99,526
6.50%, 12/01/37	4,439	5,049,867
6.50%, 06/01/38	160	182,270
6.50%, 10/01/39	4,245	4,828,426
6.50%, 05/01/40	118	134,740
7.00%, 04/01/37	4,652	5,240,065
Government National Mortgage Association
3.00%, 09/15/42	38	39,102
3.00%, 10/15/42	102	105,097
3.00%, 03/15/43	910	935,155
3.00%, 06/15/43	248	254,278
3.00%, 07/15/43	448	459,468
3.00%, 08/15/43	932	956,243
3.00%, 09/20/43	29,887	30,653,583
3.00%, 11/15/43	2,651	2,721,142
3.00%, 08/20/44	88,081	90,331,757
3.00%, 09/15/44	3,860	3,961,638
3.00%, 10/15/44	3,743	3,841,109
3.00%, 12/01/44[g]	43,700	44,805,094
3.50%, 09/15/41	1,115	1,172,810
3.50%, 12/15/41	11,445	12,028,765
3.50%, 01/15/42	1,770	1,860,382
3.50%, 06/15/42	130	136,228
3.50%, 08/20/42	61,632	64,853,894
3.50%, 09/15/42	3,752	3,959,808
3.50%, 10/15/42	2,394	2,516,238
3.50%, 10/20/42	4,048	4,259,229
3.50%, 11/15/42	2,859	3,005,581
3.50%, 02/15/43	907	952,983
3.50%, 03/15/43	1,093	1,155,781

Security	Principal (000s)	Value

3.50%, 04/15/43	$230	$241,342
3.50%, 05/15/43	3,772	3,969,317
3.50%, 06/15/43	4,619	4,855,015
3.50%, 08/15/43	946	994,301
3.50%, 01/20/44	43,367	45,606,664
3.50%, 06/20/44	61,536	64,714,597
3.50%, 08/15/44	283	297,857
3.50%, 08/20/44	56,385	59,297,110
3.50%, 09/15/44	1,384	1,454,580
3.50%, 09/20/44	43,650	45,904,874
3.50%, 10/15/44	1,283	1,352,216
3.50%, 12/01/44[g]	16,000	16,802,500
4.00%, 06/15/39	48	51,367
4.00%, 09/20/40	19,731	21,236,554
4.00%, 01/15/41	23	25,045
4.00%, 01/20/41	5,791	6,234,163
4.00%, 02/15/41	14,112	15,154,634
4.00%, 05/20/41	115	123,213
4.00%, 07/15/41	9,544	10,250,100
4.00%, 08/15/41	36	38,575
4.00%, 09/15/41	163	175,063
4.00%, 09/20/41	8,073	8,674,199
4.00%, 10/15/41	2,748	2,950,906
4.00%, 11/15/41	1,225	1,315,194
4.00%, 12/15/41	4,865	5,245,021
4.00%, 12/20/41	25,316	27,191,893
4.00%, 01/15/42	442	474,761
4.00%, 01/20/42	10,861	11,667,470
4.00%, 02/15/42	2,071	2,239,165
4.00%, 03/15/42	10,200	11,025,890
4.00%, 04/15/42	4,528	4,862,096
4.00%, 09/20/42	3,670	3,940,134
4.00%, 11/15/42	250	268,033
4.00%, 05/15/43	1,262	1,355,234
4.00%, 08/15/43	218	233,953
4.00%, 02/20/44	4,559	4,895,669
4.00%, 03/15/44	2,619	2,812,638
4.00%, 04/15/44	481	516,001
4.00%, 04/20/44	18,802	20,191,714
4.00%, 05/20/44	2,292	2,461,767
4.00%, 06/15/44	613	658,422
4.00%, 06/20/44	494	530,486
4.00%, 07/20/44	52,385	56,256,099
4.00%, 08/15/44	131	140,574
4.00%, 08/20/44	2,868	3,079,702
4.00%, 09/15/44	650	698,887
4.00%, 10/15/44	328	352,509
4.50%, 04/15/39	2,843	3,111,956
4.50%, 08/15/39	15,251	16,694,563
4.50%, 11/20/39	6,844	7,536,625
4.50%, 01/20/40	1,835	2,021,634
4.50%, 06/15/40	10,205	11,197,232
4.50%, 07/15/40	10,433	11,442,694
4.50%, 08/15/40	9,625	10,560,376
4.50%, 08/20/40	12,556	13,820,038
4.50%, 09/15/40	15,874	17,417,915
4.50%, 10/20/40	24,094	26,517,036
4.50%, 06/20/41	23,616	25,932,576
4.50%, 09/20/41	14,033	15,397,625
4.50%, 12/20/41	2,647	2,905,430
4.50%, 12/01/44[g]	31,000	33,902,344
5.00%, 12/15/36	2,767	3,073,290
5.00%, 01/15/39	10,399	11,496,933
5.00%, 07/15/39	19,332	21,451,404
5.00%, 05/15/40	7,683	8,551,031
5.00%, 07/20/40	39,108	43,728,753
5.00%, 08/20/40	13,036	14,576,477
5.50%, 03/15/36	3,796	4,281,666

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.50%, 06/20/38	$5,228	$5,887,037
5.50%, 03/20/39	6,408	7,212,509
5.50%, 12/15/39	1,993	2,226,007
5.50%, 01/15/40	15,035	16,795,682
6.00%, 03/15/37	12,548	14,523,699
6.00%, 09/20/38	6,171	6,982,307
6.00%, 11/15/39	2,588	2,924,397
6.50%, 10/20/38	7,621	8,642,885

		6,156,834,586
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.61%
Federal Home Loan Banks
1.00%, 06/21/17[b]	2,160	2,170,711
4.88%, 05/17/17[b]	700	769,321
5.00%, 11/17/17[b]	15,525	17,346,118
Federal Home Loan Mortgage Corp.
0.63%, 12/29/14	51,212	51,231,922
0.88%, 03/07/18	27,992	27,779,185
1.00%, 06/29/17[b]	5,000	5,026,756
1.00%, 09/29/17	2,200	2,204,980
1.38%, 05/01/20[b]	18,400	18,013,468
1.75%, 09/10/15	2,290	2,317,959
1.75%, 05/30/19[b]	18,920	19,072,707
2.38%, 01/13/22[b]	122,120	124,197,286
2.50%, 05/27/16[b]	52,094	53,702,803
6.25%, 07/15/32[b]	12,923	18,531,017
6.75%, 03/15/31[b]	320	474,667
Federal National Mortgage Association
0.50%, 09/28/15	600	601,375
0.75%, 04/20/17[b]	30,400	30,415,638
0.88%, 02/08/18[b]	24,496	24,333,496
0.88%, 05/21/18[b]	33,025	32,674,691
1.75%, 06/20/19	1,100	1,108,230
1.75%, 09/12/19[b]	26,400	26,542,032
2.38%, 04/11/16[b]	2,450	2,516,552
2.61%, 04/01/44[a]	6,370	6,604,075
4.50%, 01/01/42	63,087	68,700,045
5.00%, 04/15/15	68,102	69,330,356
5.00%, 05/11/17[b]	97,753	107,680,277
5.38%, 06/12/17	510	567,980
6.25%, 05/15/29[b]	5,075	7,044,327
6.63%, 11/15/30[b]	13,390	19,575,825
7.25%, 05/15/30[b]	6,826	10,457,248
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	9,500	10,059,644
Tennessee Valley Authority
4.88%, 01/15/48	8,035	9,547,852
5.50%, 07/18/17[b]	6,964	7,792,683
7.13%, 05/01/30	3,556	5,244,338

		783,635,564
U.S. GOVERNMENT OBLIGATIONS — 37.10%
U.S. Treasury Note/Bond
0.25%, 07/31/15[b]	98,200	98,283,469
0.25%, 08/15/15[b]	69,800	69,859,329
0.25%, 11/30/15[b]	155,000	155,125,552
0.25%, 04/15/16	2,920	2,920,993
0.38%, 03/15/15[b]	571	571,491
0.38%, 06/15/15	1,678	1,680,433
0.38%, 04/30/16	262,000	262,468,983
0.50%, 07/31/16[b]	199,700	200,235,192
0.50%, 09/30/16[b]	52,000	52,075,926
0.63%, 05/31/17[b]	284,331	283,549,084
0.63%, 08/31/17[b]	64,600	64,236,299
0.63%, 09/30/17[b]	50,000	49,663,501

Security	Principal (000s)	Value

0.63%, 11/30/17	$4,480	$4,440,218
0.75%, 02/28/18[b]	131,875	130,709,221
0.88%, 11/30/16	4,400	4,432,692
0.88%, 04/30/17[b]	90,370	90,784,798
0.88%, 06/15/17	46,560	46,716,444
0.88%, 07/31/19	1,250	1,217,325
1.00%, 08/31/16[b]	61,798	62,456,150
1.00%, 09/30/16[b]	103,461	104,538,022
1.00%, 03/31/17[b]	366,132	369,028,104
1.00%, 05/31/18[b]	30,000	29,887,800
1.13%, 05/31/19[b]	60,000	59,284,199
1.25%, 09/30/15	51,921	52,399,191
1.25%, 10/31/18[b]	238,260	238,271,906
1.25%, 11/30/18[b]	1,000	998,960
1.25%, 10/31/19[b]	108,000	106,764,483
1.38%, 07/31/18[b]	60,000	60,456,596
1.38%, 09/30/18[b]	201,773	202,951,137
1.38%, 11/30/18	40,000	40,166,000
1.38%, 12/31/18[b]	46,800	46,932,446
1.38%, 05/31/20[b]	29,804	29,388,533
1.50%, 12/31/18[b]	25,000	25,195,250
1.50%, 01/31/19[b]	30,000	30,210,901
1.50%, 02/28/19[b]	4,000	4,025,920
1.50%, 05/31/19	105,000	105,420,009
1.63%, 08/31/19[b]	167,780	168,988,018
1.63%, 08/15/22[b]	2,091	2,035,693
1.63%, 11/15/22[b]	1,181	1,146,184
1.75%, 07/31/15	100,650	101,742,043
1.75%, 09/30/19[b]	15,000	15,182,699
1.75%, 10/31/20	30,000	29,992,499
1.75%, 05/15/22[b]	81,750	80,546,640
1.75%, 05/15/23[b]	82,888	80,700,586
1.88%, 06/30/15[b]	2,480	2,505,371
1.88%, 08/31/17[b]	195,380	200,919,021
1.88%, 09/30/17	75,000	77,107,498
1.88%, 10/31/17[b]	97,887	100,652,305
1.88%, 06/30/20	23,744	24,025,128
1.88%, 11/30/21	15,000	14,961,300
2.00%, 01/31/16[b]	101,967	104,077,717
2.00%, 04/30/16[b]	271,614	278,328,276
2.00%, 07/31/20[b]	3,000	3,056,070
2.00%, 09/30/20[b]	67,000	68,017,059
2.00%, 11/30/20[b]	50,000	50,668,503
2.00%, 05/31/21[b]	40,000	40,360,397
2.00%, 08/31/21	50,000	50,340,004
2.00%, 11/15/21	60,000	60,403,198
2.00%, 02/15/23	570	567,965
2.13%, 08/31/20[b]	15,820	16,182,752
2.13%, 01/31/21[b]	49,400	50,344,526
2.13%, 08/15/21	19,232	19,525,098
2.13%, 09/30/21[b]	53,100	53,901,281
2.25%, 07/31/21	125,200	128,165,983
2.38%, 02/28/15	237	238,334
2.38%, 05/31/18[b]	44,825	46,779,818
2.38%, 08/15/24	25,000	25,398,502
2.50%, 03/31/15	37,696	37,996,436
2.50%, 06/30/17[b]	3,432	3,585,925
2.50%, 08/15/23	55,211	56,997,080
2.50%, 05/15/24[b]	206,400	212,228,730
2.63%, 12/31/14[b]	27,566	27,620,580
2.63%, 04/30/18	53,088	55,843,268
2.63%, 08/15/20[b]	9,024	9,479,080
2.75%, 11/30/16	12,000	12,535,921
2.75%, 02/15/19[b]	11,000	11,636,240
2.75%, 11/15/23	8,760	9,212,804
2.75%, 02/15/24[b]	97,000	101,907,236
2.75%, 08/15/42	2,878	2,789,617
2.75%, 11/15/42[b]	184,271	178,409,339

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

2.88%, 05/15/43	$5,484	$5,437,386
3.00%, 08/31/16[b]	106,533	111,368,534
3.00%, 09/30/16[b]	19,000	19,888,251
3.00%, 02/28/17[b]	36,169	38,102,233
3.00%, 11/15/44	20,000	20,360,201
3.13%, 01/31/17[b]	62,241	65,654,293
3.13%, 05/15/21[b]	24,431	26,346,635
3.13%, 02/15/43[b]	47,600	49,557,784
3.13%, 08/15/44[b]	55,000	57,285,253
3.25%, 03/31/17[b]	2,964	3,142,818
3.38%, 11/15/19	12,320	13,418,697
3.38%, 05/15/44[b]	36,600	39,933,163
3.50%, 05/15/20[b]	127,854	140,410,540
3.63%, 02/15/20[b]	245,155	270,548,160
3.63%, 02/15/21[b]	17,747	19,666,516
3.63%, 08/15/43[b]	69,400	79,191,647
3.63%, 02/15/44[b]	35,000	39,950,052
3.75%, 11/15/43	43,300	50,500,353
3.88%, 08/15/40[b]	4,776	5,686,353
4.00%, 02/15/15[b]	35,430	35,716,274
4.25%, 08/15/15[b]	48,399	49,804,023
4.25%, 05/15/39[b]	1,040	1,305,647
4.25%, 11/15/40[b]	31	39,146
4.38%, 11/15/39[b]	26,022	33,311,543
4.38%, 05/15/40[b]	10,371	13,327,876
4.38%, 05/15/41[b]	2,949	3,811,229
4.50%, 02/15/36[b]	39,020	50,691,664
4.50%, 08/15/39[b]	40,170	52,297,722
4.63%, 02/15/40[b]	95,550	126,857,919
4.75%, 08/15/17[b]	6,200	6,854,596
4.75%, 02/15/37[b]	77	103,460
4.75%, 02/15/41	48,258	65,772,761
4.88%, 08/15/16	74,450	80,129,045
5.00%, 05/15/37	6,108	8,486,883
5.25%, 11/15/28[b]	127	168,960
5.25%, 02/15/29[b]	6,440	8,580,914
5.38%, 02/15/31[b]	39,340	54,187,704
6.25%, 05/15/30[b]	20,053	29,696,487
6.38%, 08/15/27	26,750	38,479,607
6.50%, 11/15/26[b]	25,000	35,882,999
7.50%, 11/15/16[b]	261,828	297,515,149
7.50%, 11/15/24	40,000	59,165,198
7.63%, 02/15/25[b]	13,817	20,705,465
8.13%, 08/15/19[b]	137,984	179,994,607
8.75%, 05/15/17[b]	5,318	6,361,498
8.88%, 08/15/17[b]	20,002	24,336,433

		8,044,482,959

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $14,615,293,180)		14,984,953,109

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 41.14%

MONEY MARKET FUNDS — 41.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,h,i]	4,915,742	$4,915,742,297
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,h,i]	460,408	460,407,533
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,h]	3,543	3,542,715,196

		8,918,865,026

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,918,865,026)		8,918,865,026

TOTAL INVESTMENTS IN SECURITIES — 141.08%
(Cost: $29,963,513,227)		30,589,230,371
Other Assets, Less Liabilities — (41.08)%		(8,907,137,131)

NET ASSETS — 100.00%		$21,682,093,240

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

98

Schedule of Investments  (Unaudited)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 82.69%

ADVERTISING — 0.19%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$162	$160,912
4.00%, 03/15/22	100	102,246
Omnicom Group Inc.
3.63%, 05/01/22	452	464,719
4.45%, 08/15/20	200	216,348
5.90%, 04/15/16	35	37,300
WPP Finance 2010
3.75%, 09/19/24	150	150,415
4.75%, 11/21/21	75	81,989
5.63%, 11/15/43	200	224,147

		1,438,076
AEROSPACE & DEFENSE — 1.05%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	200	204,513
4.70%, 10/27/19	130	145,577
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	85	84,160
4.88%, 02/15/20	200	225,907
5.88%, 02/15/40	250	321,873
6.88%, 03/15/39	62	88,729
Embraer SA
5.15%, 06/15/22	112	118,440
General Dynamics Corp.
1.00%, 11/15/17	250	247,623
2.25%, 07/15/16	78	79,930
2.25%, 11/15/22 (Call 08/15/22)	350	335,251
3.88%, 07/15/21 (Call 04/15/21)	100	107,592
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	262	285,413
5.20%, 10/15/19	252	279,295
Lockheed Martin Corp.
2.13%, 09/15/16	200	204,289
3.35%, 09/15/21	384	400,213
4.07%, 12/15/42	404	399,008
4.25%, 11/15/19	180	196,744
Northrop Grumman Corp.
3.50%, 03/15/21	232	241,903
5.05%, 08/01/19	500	557,093
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	312	303,203
3.13%, 10/15/20	300	310,089
4.88%, 10/15/40	130	147,887
6.40%, 12/15/18	150	175,770
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	51,079
5.25%, 07/15/19	100	111,352
United Technologies Corp.
1.80%, 06/01/17	400	407,293
4.50%, 04/15/20	114	126,877
4.50%, 06/01/42	500	543,679
5.70%, 04/15/40	500	626,808

Security	Principal (000s)	Value

6.05%, 06/01/36[a]	$285	$368,006
6.13%, 02/01/19	157	183,549

		7,879,145
AGRICULTURE — 1.02%
Altria Group Inc.
4.00%, 01/31/24	800	830,107
4.75%, 05/05/21	500	552,473
5.38%, 01/31/44	200	222,499
9.25%, 08/06/19	246	319,468
10.20%, 02/06/39	193	332,281
Archer-Daniels-Midland Co.
5.38%, 09/15/35	371	431,316
5.45%, 03/15/18[a]	72	80,955
5.77%, 03/01/41[b]	250	310,245
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	100	103,745
8.50%, 06/15/19	300	372,329
Lorillard Tobacco Co.
3.50%, 08/04/16[a]	100	103,475
6.88%, 05/01/20[a]	500	594,115
Philip Morris International Inc.
1.63%, 03/20/17	250	253,152
2.50%, 05/16/16	300	308,072
2.50%, 08/22/22	192	186,512
2.90%, 11/15/21	377	381,856
4.13%, 03/04/43	212	206,466
5.65%, 05/16/18	600	678,723
6.38%, 05/16/38[a]	450	570,338
Reynolds American Inc.
3.25%, 11/01/22	250	244,089
4.75%, 11/01/42	250	241,191
6.75%, 06/15/17	180	202,114
7.25%, 06/15/37	114	142,778

		7,668,299
AIRLINES — 0.25%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	472	503,843
American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	38	41,037
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	271	311,797
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	241	244,439
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21	153	177,072
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	68	72,236
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	259	275,017
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	75	75,799

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	$200	$200,000

		1,901,240
APPAREL — 0.03%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	77,038
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	150	158,129

		235,167
AUTO MANUFACTURERS — 0.50%
American Honda Finance Corp.
1.20%, 07/14/17	500	499,111
Daimler Finance North America LLC
8.50%, 01/18/31	210	317,763
Ford Motor Co.
4.75%, 01/15/43[a]	400	413,580
6.50%, 08/01/18[a]	105	120,198
7.45%, 07/16/31	40	54,019
PACCAR Financial Corp.
1.10%, 06/06/17	250	249,820
Toyota Motor Credit Corp.
1.38%, 01/10/18	312	312,281
2.00%, 09/15/16	700	714,972
2.13%, 07/18/19	300	301,579
2.63%, 01/10/23	300	296,306
3.30%, 01/12/22	350	365,220
3.40%, 09/15/21	100	105,166

		3,750,015
AUTO PARTS & EQUIPMENT — 0.17%
BorgWarner Inc.
4.63%, 09/15/20	100	110,219
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	250	259,244
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)[a]	250	252,957
3.75%, 12/01/21 (Call 09/01/21)	182	189,549
4.25%, 03/01/21	200	214,550
5.00%, 03/30/20	92	102,074
5.70%, 03/01/41	136	158,313

		1,286,906
BANKS — 18.43%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	205	213,757
4.00%, 03/13/24	550	574,920
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	100	105,060
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	250	250,853
2.25%, 06/13/19	250	252,205
Banco do Brasil SA
3.88%, 10/10/22[a]	250	233,450
Bancolombia SA
5.95%, 06/03/21	200	221,020

Security	Principal (000s)	Value

Bank of America Corp.
1.25%, 01/11/16	$500	$502,022
1.70%, 08/25/17	170	170,410
2.00%, 01/11/18	800	805,414
3.30%, 01/11/23	450	450,131
3.63%, 03/17/16	75	77,532
3.70%, 09/01/15	150	153,365
4.00%, 04/01/24	1,000	1,044,707
4.13%, 01/22/24	1,000	1,054,465
4.88%, 04/01/44	300	325,165
5.00%, 05/13/21	125	139,207
5.25%, 12/01/15[a]	425	442,870
5.42%, 03/15/17	700	756,239
5.63%, 07/01/20	450	515,645
5.65%, 05/01/18	400	448,186
5.70%, 01/24/22	370	430,059
5.75%, 12/01/17	250	278,333
5.88%, 01/05/21	375	435,864
5.88%, 02/07/42	250	308,811
6.05%, 05/16/16	750	800,015
6.11%, 01/29/37	300	353,468
6.40%, 08/28/17	526	591,645
6.50%, 08/01/16	275	298,910
6.88%, 04/25/18	425	492,988
7.63%, 06/01/19	520	633,127
7.75%, 05/14/38[a]	550	769,532
Series 1
3.75%, 07/12/16	875	911,363
Bank of America N.A.
5.30%, 03/15/17	1,000	1,081,886
6.00%, 10/15/36	426	526,948
Bank of Montreal
0.80%, 11/06/15	650	651,305
1.30%, 07/14/17 (Call 06/14/17)	400	400,407
1.45%, 04/09/18 (Call 03/09/18)[a]	382	378,831
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[b]	450	457,316
2.30%, 07/28/16	550	562,338
3.55%, 09/23/21 (Call 08/23/21)	400	419,638
3.65%, 02/04/24 (Call 01/05/24)	350	365,273
5.45%, 05/15/19	200	226,939
Bank of Nova Scotia (The)
1.10%, 12/13/16	500	501,273
1.30%, 07/21/17	550	550,722
1.45%, 04/25/18[a]	500	496,783
2.55%, 01/12/17	182	187,656
2.90%, 03/29/16	400	411,537
4.38%, 01/13/21	150	166,077
Barclays Bank PLC
3.75%, 05/15/24[a]	200	205,364
5.00%, 09/22/16	350	375,066
5.13%, 01/08/20	550	621,981
5.14%, 10/14/20	250	273,862
6.75%, 05/22/19	450	535,634
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	450	459,166
2.25%, 02/01/19 (Call 01/02/19)	500	504,776
3.20%, 03/15/16 (Call 02/16/16)[a]	500	514,319
6.85%, 04/30/19	255	304,549
BBVA U.S. Senior SAU
4.66%, 10/09/15	500	515,960
BNP Paribas SA
2.38%, 09/14/17	225	229,612

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.25%, 03/03/23	$600	$608,876
4.25%, 10/15/24[a]	200	203,292
5.00%, 01/15/21	450	508,152
BPCE SA
2.50%, 07/15/19[a]	500	506,437
4.00%, 04/15/24[a]	250	261,626
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	249,795
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	450	450,063
2.35%, 12/11/15	100	101,828
Capital One Financial Corp.
3.15%, 07/15/16	50	51,632
3.75%, 04/24/24 (Call 03/24/24)[a]	150	153,250
4.75%, 07/15/21	40	44,186
6.75%, 09/15/17	150	170,414
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	249,130
2.40%, 09/05/19 (Call 08/15/19)	250	249,602
Citigroup Inc.
1.25%, 01/15/16	150	150,680
1.70%, 07/25/16	750	756,556
2.50%, 07/29/19	900	906,897
3.38%, 03/01/23	400	404,286
3.88%, 10/25/23	950	988,415
3.95%, 06/15/16	100	104,352
4.45%, 01/10/17	600	638,538
4.50%, 01/14/22	100	109,578
5.30%, 05/06/44	200	213,208
5.38%, 08/09/20	450	514,210
5.50%, 09/13/25	1,000	1,115,826
6.00%, 08/15/17	225	250,920
6.00%, 10/31/33	405	469,648
6.13%, 11/21/17	650	732,430
6.13%, 05/15/18	225	256,199
6.88%, 03/05/38[a]	475	643,796
8.13%, 07/15/39	400	609,255
8.50%, 05/22/19	175	220,417
Comerica Bank
5.75%, 11/21/16	500	545,099
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	500	506,430
2.30%, 09/06/19	500	503,480
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	500	523,600
3.88%, 02/08/22	180	191,840
4.50%, 01/11/21	75	83,201
5.25%, 05/24/41	250	294,611
5.75%, 12/01/43	500	590,236
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18	450	451,362
CorpBanca SA
3.13%, 01/15/18	200	201,020
Credit Suisse/New York NY
3.00%, 10/29/21	250	249,164
3.63%, 09/09/24	250	254,518
4.38%, 08/05/20	1,000	1,092,814
5.30%, 08/13/19	500	565,605
5.40%, 01/14/20	160	180,479
Deutsche Bank AG/London
3.25%, 01/11/16	400	410,757
3.70%, 05/30/24	750	767,178
6.00%, 09/01/17	450	502,157

Security	Principal (000s)	Value

Discover Bank/Greenwood DE
7.00%, 04/15/20	$550	$652,225
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	400	411,674
3.63%, 01/25/16	112	115,597
8.25%, 03/01/38	225	335,740
Fifth Third Bank/Cincinnati OH
2.88%, 10/01/21 (Call 09/01/21)	200	200,497
First Horizon National Corp.
5.38%, 12/15/15	250	260,708
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	800	812,625
2.55%, 10/23/19	130	129,967
3.63%, 02/07/16	750	772,975
3.63%, 01/22/23	500	507,017
3.70%, 08/01/15	102	104,057
5.25%, 07/27/21	300	338,209
5.35%, 01/15/16	370	388,496
5.38%, 03/15/20	350	394,825
5.63%, 01/15/17	1,092	1,181,920
5.75%, 01/24/22	700	809,546
5.95%, 01/18/18	420	470,970
5.95%, 01/15/27	700	812,107
6.00%, 06/15/20	100	116,004
6.13%, 02/15/33[a]	850	1,040,165
6.15%, 04/01/18	556	629,352
6.25%, 09/01/17	500	560,436
6.25%, 02/01/41	580	725,239
6.75%, 10/01/37	217	269,885
7.50%, 02/15/19	450	539,761
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	750	829,943
HSBC Holdings PLC
5.10%, 04/05/21	314	356,766
6.10%, 01/14/42	312	405,293
6.50%, 05/02/36	500	635,333
6.50%, 09/15/37	349	441,130
6.80%, 06/01/38	700	918,008
HSBC USA Inc.
1.63%, 01/16/18	500	501,514
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	250	250,683
Intesa Sanpaolo SpA
3.13%, 01/15/16	500	510,054
3.88%, 01/16/18	500	522,139
5.25%, 01/12/24	200	219,640
JPMorgan Chase & Co.
1.13%, 02/26/16	500	503,949
2.20%, 10/22/19	750	746,017
2.60%, 01/15/16	250	255,120
3.15%, 07/05/16	400	413,547
3.20%, 01/25/23[a]	1,250	1,253,039
3.45%, 03/01/16	332	342,651
3.88%, 09/10/24	500	502,790
4.25%, 10/15/20	600	648,304
4.35%, 08/15/21	280	303,760
4.40%, 07/22/20	242	263,981
4.50%, 01/24/22	500	548,058
4.63%, 05/10/21	500	552,022
5.40%, 01/06/42	480	562,729
5.50%, 10/15/40	300	355,077
5.60%, 07/15/41	500	601,099
6.00%, 01/15/18	719	811,315

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

6.30%, 04/23/19[a]	$580	$676,816
6.40%, 05/15/38	225	294,175
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,200	2,460,598
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	250,343
KeyCorp
3.75%, 08/13/15	55	56,196
5.10%, 03/24/21	300	337,899
KfW
0.50%, 04/19/16	350	350,672
0.88%, 12/15/17	350	348,683
1.25%, 10/26/15	700	706,654
1.25%, 10/05/16	2,350	2,380,911
2.00%, 06/01/16	550	563,014
2.13%, 01/17/23	3,150	3,136,156
2.38%, 08/25/21	675	691,590
2.63%, 02/16/16	550	565,154
2.63%, 01/25/22	500	519,255
2.75%, 09/08/20	500	526,012
4.00%, 01/27/20	1,650	1,836,726
4.50%, 07/16/18	450	501,146
4.88%, 01/17/17	500	544,601
4.88%, 06/17/19	500	573,050
5.13%, 03/14/16	510	541,305
Korea Development Bank (The)
1.50%, 01/22/18	500	495,564
3.88%, 05/04/17	600	633,158
4.38%, 08/10/15	300	307,556
Korea Finance Corp.
4.63%, 11/16/21	300	333,081
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	650	646,259
1.38%, 10/23/19	400	395,585
1.88%, 09/17/18	450	459,259
2.13%, 07/15/16	175	179,744
2.38%, 09/13/17	125	130,024
5.00%, 11/08/16	170	184,335
Lloyds Bank PLC
2.35%, 09/05/19	300	301,542
4.20%, 03/28/17	250	266,909
6.38%, 01/21/21	55	66,170
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	250,571
5.59%, 12/28/20 (Call 12/28/15)[c]	500	506,250
Morgan Stanley
1.75%, 02/25/16	350	353,151
2.13%, 04/25/18	800	804,441
2.50%, 01/24/19	600	605,775
3.80%, 04/29/16	600	622,504
4.10%, 05/22/23	500	508,036
4.35%, 09/08/26	65	65,861
4.88%, 11/01/22	900	967,142
5.45%, 01/09/17	450	487,686
5.50%, 07/28/21	155	177,463
5.63%, 09/23/19	200	227,427
5.75%, 10/18/16	1,054	1,141,594
5.75%, 01/25/21	400	461,934
5.95%, 12/28/17	400	448,808
6.38%, 07/24/42	750	979,036
6.63%, 04/01/18	532	611,217
7.25%, 04/01/32	350	477,066
7.30%, 05/13/19	525	630,857

Security	Principal (000s)	Value

Series F
3.88%, 04/29/24	$250	$256,939
MUFG Union Bank N.A.
5.95%, 05/11/16	600	640,388
National Australia Bank Ltd./New York
0.90%, 01/20/16	250	250,895
2.30%, 07/25/18[a]	500	509,051
National City Corp.
6.88%, 05/15/19	400	474,178
Northern Trust Corp.
3.38%, 08/23/21	500	527,066
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	900	989,095
PNC Bank N.A.
0.80%, 01/28/16 (Call 12/28/15)[d]	500	500,624
2.25%, 07/02/19 (Call 06/02/19)[d]	900	903,640
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[a,d]	350	358,378
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	312	320,736
4.25%, 09/21/15[d]	200	205,811
4.38%, 08/11/20[d]	250	274,656
5.13%, 02/08/20[d]	145	164,115
Royal Bank of Canada
1.50%, 01/16/18	550	550,915
2.15%, 03/15/19	500	505,424
2.30%, 07/20/16	875	895,809
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	400	468,240
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	302	314,992
5.63%, 08/24/20	275	313,741
6.13%, 01/11/21	210	247,728
Santander Bank N.A.
8.75%, 05/30/18	250	300,012
State Street Corp.
2.88%, 03/07/16	200	205,904
3.70%, 11/20/23	350	365,897
4.38%, 03/07/21	212	234,975
4.96%, 03/15/18	152	165,594
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	750	741,703
2.25%, 07/11/19[a]	500	500,099
3.40%, 07/11/24[a]	350	357,037
SunTrust Bank/Atlanta GA
5.00%, 09/01/15	77	79,469
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	624,425
3.60%, 04/15/16 (Call 03/15/16)	150	155,152
Svenska Handelsbanken AB
2.25%, 06/17/19	500	505,942
2.88%, 04/04/17	500	519,170
Toronto-Dominion Bank (The)
1.40%, 04/30/18	550	545,357
2.25%, 11/05/19	400	401,947
2.38%, 10/19/16	112	115,050
2.50%, 07/14/16	180	184,874
2.63%, 09/10/18	250	257,535
U.S. Bancorp/MN
2.20%, 04/25/19 (Call 03/25/19)	250	252,004
2.45%, 07/27/15	350	354,944
3.00%, 03/15/22 (Call 02/15/22)	250	253,311
4.13%, 05/24/21 (Call 04/23/21)	800	874,139

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Series F
2.20%, 11/15/16 (Call 10/14/16)	$260	$266,139
UBS AG/Stamford CT
2.38%, 08/14/19	400	402,833
4.88%, 08/04/20	500	562,302
5.75%, 04/25/18	650	734,177
Series 10
5.88%, 07/15/16	400	429,052
Wachovia Corp.
5.63%, 10/15/16	260	281,317
5.75%, 06/15/17	1,650	1,833,697
5.75%, 02/01/18	975	1,100,876
Wells Fargo & Co.
1.50%, 01/16/18	400	399,935
3.50%, 03/08/22	370	385,789
3.68%, 06/15/16[b]	500	521,297
4.13%, 08/15/23	200	209,677
4.60%, 04/01/21	275	306,143
5.13%, 09/15/16	150	160,543
5.61%, 01/15/44	2,170	2,508,662
5.63%, 12/11/17	555	622,357
Series M
3.45%, 02/13/23	270	271,420
Westpac Banking Corp.
1.60%, 01/12/18	500	501,890
2.00%, 08/14/17	582	591,239
3.00%, 08/04/15	500	508,549
4.88%, 11/19/19	380	425,387

		137,884,162
BEVERAGES — 1.82%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	120	133,786
6.45%, 09/01/37	478	624,932
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	400	400,389
2.63%, 01/17/23[a]	200	193,981
3.70%, 02/01/24	900	933,623
4.00%, 01/17/43	75	71,879
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	900	902,215
2.88%, 02/15/16	100	102,749
4.38%, 02/15/21	75	81,703
5.38%, 01/15/20	96	109,660
6.38%, 01/15/40	210	272,096
7.75%, 01/15/19	250	304,658
8.20%, 01/15/39	230	353,767
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	150,042
5.38%, 01/15/16	45	47,158
Brown-Forman Corp.
2.50%, 01/15/16	300	306,320
Coca-Cola Co. (The)
1.65%, 03/14/18	300	302,831
1.80%, 09/01/16	800	814,809
3.15%, 11/15/20	420	441,310
3.20%, 11/01/23	452	462,739
3.30%, 09/01/21	212	220,920
Coca-Cola Enterprises Inc.
2.00%, 08/19/16[a]	250	253,843
4.50%, 09/01/21 (Call 06/01/21)	200	218,887

Security	Principal (000s)	Value

Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	$200	$202,052
5.25%, 11/26/43	300	339,676
Diageo Capital PLC
1.13%, 04/29/18	450	441,970
2.63%, 04/29/23 (Call 01/29/23)	250	242,790
3.88%, 04/29/43 (Call 10/29/42)[a]	35	33,544
5.75%, 10/23/17	326	365,499
5.88%, 09/30/36	78	96,999
Diageo Investment Corp.
4.25%, 05/11/42	200	200,162
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	130	133,097
3.20%, 11/15/21 (Call 08/15/21)	450	458,302
Molson Coors Brewing Co.
2.00%, 05/01/17	250	253,497
5.00%, 05/01/42	250	263,677
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	785	1,080,904
PepsiCo Inc.
1.25%, 08/13/17	300	299,292
2.50%, 05/10/16	242	248,120
3.00%, 08/25/21	250	256,204
4.00%, 03/05/42[a]	228	222,989
5.50%, 01/15/40	250	297,309
7.90%, 11/01/18	367	448,867

		13,589,247
BIOTECHNOLOGY — 0.76%
Amgen Inc.
2.13%, 05/15/17	302	306,906
2.30%, 06/15/16	180	183,528
2.50%, 11/15/16	350	359,156
3.88%, 11/15/21 (Call 08/15/21)	192	201,597
4.10%, 06/15/21 (Call 03/15/21)	262	279,254
5.15%, 11/15/41 (Call 05/15/41)	950	1,031,783
5.65%, 06/15/42 (Call 12/15/41)	180	208,613
5.75%, 03/15/40	50	58,003
5.85%, 06/01/17	275	304,251
6.38%, 06/01/37	280	346,278
Celgene Corp.
3.25%, 08/15/22	400	402,281
3.63%, 05/15/24 (Call 02/15/24)	250	253,517
3.95%, 10/15/20	200	212,869
Gilead Sciences Inc.
3.05%, 12/01/16	100	104,022
3.70%, 04/01/24 (Call 01/01/24)	700	727,645
4.40%, 12/01/21 (Call 09/01/21)	250	275,334
4.50%, 04/01/21 (Call 01/01/21)	200	220,714
5.65%, 12/01/41 (Call 06/01/41)	152	183,315

		5,659,066
BUILDING MATERIALS — 0.10%
CRH America Inc.
6.00%, 09/30/16	319	345,948
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	352	356,784
6.50%, 12/01/16	9	9,843

		712,575

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

CHEMICALS — 1.91%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	$450	$440,318
6.75%, 01/15/19	78	91,221
Air Products & Chemicals Inc.
2.00%, 08/02/16	88	89,728
3.00%, 11/03/21	200	202,555
4.38%, 08/21/19	150	165,224
Airgas Inc.
2.95%, 06/15/16 (Call 05/15/16)	112	115,044
3.65%, 07/15/24 (Call 04/15/24)	300	305,114
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	213,588
Cabot Corp.
3.70%, 07/15/22	50	50,577
CF Industries Inc.
5.38%, 03/15/44	300	319,832
7.13%, 05/01/20	350	420,990
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	210,243
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	650	639,778
4.13%, 11/15/21 (Call 08/15/21)	290	307,959
4.25%, 10/01/34 (Call 04/01/34)	450	441,981
4.38%, 11/15/42 (Call 05/15/42)	352	340,419
8.55%, 05/15/19	350	441,193
9.40%, 05/15/39	70	112,978
E.I. du Pont de Nemours & Co.
2.75%, 04/01/16	50	51,349
2.80%, 02/15/23	212	208,391
3.63%, 01/15/21	436	461,754
4.63%, 01/15/20	182	202,563
5.25%, 12/15/16	228	247,928
6.00%, 07/15/18	479	550,043
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	450	460,784
5.50%, 11/15/19	180	204,523
Ecolab Inc.
1.45%, 12/08/17	450	448,293
3.00%, 12/08/16	102	105,728
4.35%, 12/08/21	62	67,691
5.50%, 12/08/41	100	117,907
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	104,018
Lubrizol Corp.
8.88%, 02/01/19	250	314,882
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	1,500	1,651,888
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	50	47,143
2.75%, 04/15/16	150	153,956
3.38%, 07/15/24 (Call 04/15/24)[a]	170	172,177
4.40%, 07/15/44 (Call 01/15/44)	450	460,065
5.88%, 04/15/38	150	181,723
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	210	217,624
5.63%, 11/15/43 (Call 05/15/43)	250	284,583
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	180	189,049
5.63%, 12/01/40	182	219,049
6.50%, 05/15/19	160	189,007

Security	Principal (000s)	Value

PPG Industries Inc.
1.90%, 01/15/16	$100	$101,211
3.60%, 11/15/20	100	105,172
5.50%, 11/15/40	202	240,932
6.65%, 03/15/18	50	57,527
Praxair Inc.
1.25%, 11/07/18	130	127,514
2.20%, 08/15/22 (Call 05/15/22)	400	380,900
2.45%, 02/15/22 (Call 11/15/21)	212	207,245
3.00%, 09/01/21	100	102,175
4.05%, 03/15/21	52	56,204
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	300	295,976
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	100	96,484
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	52,016
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	200	211,674

		14,255,890
COMMERCIAL SERVICES — 0.40%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	159	179,149
Emory University
5.63%, 09/01/19	40	46,626
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	197,969
6.30%, 07/01/17	100	111,768
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	200	191,900
Massachusetts Institute of Technology
5.60%, 07/01/11	105	136,686
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	250	272,703
5.50%, 09/01/20	100	113,645
Princeton University
Series A
4.95%, 03/01/19	250	282,565
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	300	304,206
4.25%, 08/15/24 (Call 05/15/24)	100	102,223
Vanderbilt University (The)
5.25%, 04/01/19	125	142,308
Verisk Analytics Inc.
4.13%, 09/12/22	250	260,628
Western Union Co. (The)
3.65%, 08/22/18	250	262,385
5.25%, 04/01/20[a]	160	175,938
5.93%, 10/01/16	230	248,294

		3,028,993
COMPUTERS — 1.45%
Apple Inc.
0.45%, 05/03/16	500	499,482
1.00%, 05/03/18	200	197,037
2.10%, 05/06/19	1,200	1,212,943
2.40%, 05/03/23	700	682,430
3.45%, 05/06/24	350	364,734
3.85%, 05/04/43	500	486,918
4.45%, 05/06/44	100	107,291

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Computer Sciences Corp.
6.50%, 03/15/18	$240	$266,862
EMC Corp./MA
1.88%, 06/01/18	462	459,976
3.38%, 06/01/23 (Call 03/01/23)	250	248,710
Hewlett-Packard Co.
2.13%, 09/13/15	352	355,662
2.60%, 09/15/17	350	357,971
2.65%, 06/01/16	352	359,601
4.30%, 06/01/21[a]	262	276,500
4.38%, 09/15/21[a]	150	158,835
4.65%, 12/09/21[a]	450	477,778
6.00%, 09/15/41	252	276,492
International Business Machines Corp.
1.25%, 02/06/17	500	502,697
1.95%, 07/22/16	600	612,682
2.90%, 11/01/21[a]	500	515,338
4.00%, 06/20/42	165	159,512
5.60%, 11/30/39	342	414,772
5.70%, 09/14/17	684	766,492
7.63%, 10/15/18	570	694,466
NetApp Inc.
2.00%, 12/15/17	80	80,852
Seagate HDD Cayman
4.75%, 06/01/23	250	262,500
5.75%, 12/01/34 (Call 06/01/34)[e]	60	62,699

		10,861,232
COSMETICS & PERSONAL CARE — 0.32%
Colgate-Palmolive Co.
1.30%, 01/15/17	300	302,332
2.95%, 11/01/20	250	260,979
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	96,591
Procter & Gamble Co. (The)
1.45%, 08/15/16	140	141,936
1.90%, 11/01/19	110	110,281
2.30%, 02/06/22	452	446,215
4.70%, 02/15/19	450	503,680
5.55%, 03/05/37	428	542,449

		2,404,463
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	250	260,297
Ingram Micro Inc.
5.25%, 09/01/17	150	163,275

		423,572
DIVERSIFIED FINANCIAL SERVICES — 4.26%
Air Lease Corp.
3.88%, 04/01/21 (Call 03/01/21)	375	379,173
Alterra Finance LLC
6.25%, 09/30/20	100	116,649
American Express Co.
1.55%, 05/22/18	302	298,911
2.65%, 12/02/22	212	206,821
4.05%, 12/03/42	275	268,916

Security	Principal (000s)	Value

6.80%, 09/01/66 (Call 09/01/16)[c]	$128	$135,680
7.00%, 03/19/18	556	647,134
American Express Credit Corp.
1.30%, 07/29/16	500	503,179
1.55%, 09/22/17	145	145,480
2.75%, 09/15/15	182	185,236
2.80%, 09/19/16	1,050	1,085,854
Ameriprise Financial Inc.
3.70%, 10/15/24	200	204,215
4.00%, 10/15/23	250	264,432
5.65%, 11/15/15	57	59,619
Associates Corp. of North America
6.95%, 11/01/18	505	595,465
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17[a]	300	325,646
7.25%, 02/01/18	225	262,534
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)[a]	500	498,399
8.80%, 07/15/19	850	1,075,744
Charles Schwab Corp. (The)
3.23%, 09/01/22	205	208,225
CME Group Inc./IL
3.00%, 09/15/22	112	113,590
5.30%, 09/15/43 (Call 03/15/43)	150	179,544
Countrywide Financial Corp.
6.25%, 05/15/16	235	251,140
Credit Suisse USA Inc.
5.38%, 03/02/16	179	189,039
7.13%, 07/15/32	150	211,831
Discover Financial Services
5.20%, 04/27/22	160	176,555
Ford Motor Credit Co. LLC
2.38%, 01/16/18	500	506,632
2.50%, 01/15/16[a]	300	305,132
3.00%, 06/12/17	1,000	1,031,332
4.25%, 02/03/17	600	633,945
5.00%, 05/15/18	900	985,124
5.75%, 02/01/21	1,300	1,494,669
8.00%, 12/15/16	300	338,599
Franklin Resources Inc.
2.80%, 09/15/22	62	61,502
General Electric Capital Corp.
1.00%, 01/08/16	1,150	1,155,513
1.63%, 04/02/18	900	904,660
2.95%, 05/09/16	675	696,573
4.63%, 01/07/21	225	252,221
4.65%, 10/17/21	175	196,687
5.00%, 01/08/16	185	193,905
5.30%, 02/11/21	270	308,535
5.40%, 02/15/17	270	295,666
5.63%, 09/15/17	650	726,566
5.63%, 05/01/18	275	311,605
5.88%, 01/14/38	2,600	3,215,841
6.00%, 08/07/19	445	522,548
6.38%, 11/15/67 (Call 11/15/17)[c]	400	431,000
6.88%, 01/10/39	350	484,759
Series A
6.75%, 03/15/32	467	627,202
Goldman Sachs Capital I
6.35%, 02/15/34	945	1,111,671
HSBC Finance Corp.
5.50%, 01/19/16[a]	750	789,128
6.68%, 01/15/21	164	194,003

105

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

International Lease Finance Corp.
6.75%, 09/01/16[e]	$500	$536,850
Invesco Finance PLC
4.00%, 01/30/24	250	262,812
Jefferies Group LLC
3.88%, 11/09/15	50	51,357
5.13%, 04/13/18	250	271,433
6.45%, 06/08/27	125	142,396
6.50%, 01/20/43	175	196,764
8.50%, 07/15/19	200	246,599
Lazard Group LLC
6.85%, 06/15/17	300	336,403
Legg Mason Inc.
5.63%, 01/15/44	250	281,526
Murray Street Investment Trust I
4.65%, 03/09/17[b]	150	160,408
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	90,984
5.55%, 01/15/20	250	277,479
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19 (Call 10/15/19)	100	99,975
3.05%, 02/15/22 (Call 11/15/21)	80	80,874
10.38%, 11/01/18	300	392,793
Series C
8.00%, 03/01/32	325	469,625
Nomura Holdings Inc.
2.00%, 09/13/16	390	394,150
4.13%, 01/19/16	40	41,330
6.70%, 03/04/20	250	298,225
NYSE Euronext
2.00%, 10/05/17	500	507,925
Raymond James Financial Inc.
4.25%, 04/15/16	50	52,129
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	288,052

		31,844,118
ELECTRIC — 5.82%
Alabama Power Co.
3.38%, 10/01/20	175	182,725
4.10%, 01/15/42	400	399,019
6.00%, 03/01/39	225	287,637
Series 1
5.65%, 03/15/35 (Call 03/15/15)	250	253,109
Ameren Illinois Co.
4.30%, 07/01/44 (Call 01/01/44)	150	154,680
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	450	448,950
Appalachian Power Co.
7.00%, 04/01/38	200	271,228
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	350	371,760
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	250	250,416
5.15%, 11/15/43 (Call 05/15/43)	250	277,438
5.75%, 04/01/18	250	281,325
6.13%, 04/01/36	388	477,833
6.50%, 09/15/37	550	709,003
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	250	268,363

Security	Principal (000s)	Value

Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	$250	$292,068
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	100	101,461
3.10%, 11/01/24 (Call 08/01/24)	300	300,366
3.40%, 09/01/21 (Call 06/01/21)	200	208,348
5.80%, 03/15/18	165	186,063
6.45%, 01/15/38	500	661,370
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	144,884
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	400	404,151
3.95%, 03/01/43 (Call 09/01/42)	300	287,894
5.50%, 12/01/39	130	152,982
6.30%, 08/15/37	298	383,579
6.65%, 04/01/19	200	237,449
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	200	199,661
3.38%, 08/15/23 (Call 05/15/23)	125	128,049
6.70%, 09/15/19	600	715,876
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	250	259,022
Dominion Resources Inc./VA
1.25%, 03/15/17	500	497,876
4.45%, 03/15/21	225	243,891
4.70%, 12/01/44 (Call 06/01/44)	150	154,501
7.00%, 06/15/38	100	133,148
8.88%, 01/15/19	200	250,930
Series B
2.75%, 09/15/22 (Call 06/15/22)[a]	260	250,319
Series C
4.90%, 08/01/41 (Call 02/01/41)	250	265,876
5.15%, 07/15/15	57	58,634
DTE Electric Co.
5.70%, 10/01/37	400	494,631
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	45	45,260
3.85%, 12/01/23 (Call 09/01/23)	100	104,033
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	450	483,866
4.25%, 12/15/41 (Call 06/15/41)	160	164,254
6.05%, 04/15/38	182	232,294
Duke Energy Corp.
1.63%, 08/15/17	250	250,499
2.15%, 11/15/16	330	335,955
3.05%, 08/15/22 (Call 05/15/22)	300	298,653
3.55%, 09/15/21 (Call 06/15/21)	200	207,504
3.75%, 04/15/24 (Call 01/15/24)	275	284,338
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	650	632,086
5.65%, 04/01/40[a]	100	123,283
6.40%, 06/15/38	97	130,215
Duke Energy Indiana Inc.
6.35%, 08/15/38	200	264,694
Duke Energy Progress Inc.
4.15%, 12/01/44 (Call 06/01/44)	55	56,470
5.30%, 01/15/19	200	225,097
Edison International
3.75%, 09/15/17	200	211,628
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	316,451

106

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	$150	$150,754
Entergy Texas Inc.
7.13%, 02/01/19	350	416,637
Exelon Generation Co. LLC
5.20%, 10/01/19	200	221,024
5.60%, 06/15/42 (Call 12/15/41)	105	112,094
6.25%, 10/01/39	350	398,501
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	350	381,169
6.80%, 08/15/39	352	372,265
Florida Power & Light Co.
5.25%, 02/01/41 (Call 08/01/40)	250	295,592
5.95%, 02/01/38	350	445,315
5.96%, 04/01/39	235	301,249
Georgia Power Co.
4.30%, 03/15/42	245	249,551
5.40%, 06/01/40	150	176,834
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,655
Hydro-Quebec
1.38%, 06/19/17	600	606,223
2.00%, 06/30/16	180	184,115
8.05%, 07/07/24	435	610,134
Iberdrola International BV
6.75%, 07/15/36	200	251,635
Indiana Michigan Power Co.
7.00%, 03/15/19	200	238,126
Integrys Energy Group Inc.
4.17%, 11/01/20	100	106,269
Interstate Power & Light Co.
6.25%, 07/15/39	100	130,439
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	225,702
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	110	127,219
LG&E and KU Energy LLC
2.13%, 11/15/15	200	202,396
4.38%, 10/01/21 (Call 07/01/21)	150	159,147
Nevada Power Co.
6.65%, 04/01/36	250	332,966
7.13%, 03/15/19	314	377,873
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	300	299,655
4.50%, 06/01/21 (Call 03/01/21)[a]	475	512,103
6.00%, 03/01/19[a]	150	171,328
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	400	434,566
5.80%, 02/01/42 (Call 08/01/41)	350	409,053
6.40%, 03/15/18	290	331,853
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	240,039
5.50%, 03/15/40	125	151,601
Oglethorpe Power Corp.
5.25%, 09/01/50	200	218,395
5.38%, 11/01/40	95	105,848
Ohio Power Co.
Series M
5.38%, 10/01/21	185	214,863
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)[a]	100	106,419
5.25%, 05/15/41 (Call 11/15/40)	155	179,362

Security	Principal (000s)	Value

Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	$150	$174,845
7.00%, 09/01/22	170	213,546
7.50%, 09/01/38	380	537,141
Pacific Gas & Electric Co.
3.40%, 08/15/24 (Call 05/15/24)	140	140,049
3.75%, 02/15/24 (Call 11/15/23)	325	335,097
4.75%, 02/15/44 (Call 08/15/43)	250	262,706
5.40%, 01/15/40	255	289,527
6.05%, 03/01/34	100	123,573
6.25%, 03/01/39	550	682,231
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	78	78,655
3.85%, 06/15/21 (Call 03/15/21)	260	278,817
6.00%, 01/15/39	250	312,757
Portland General Electric Co.
6.10%, 04/15/19	200	231,388
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	207,420
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	250	267,316
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	152,180
5.20%, 07/15/41 (Call 01/15/41)	275	316,211
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	100	108,917
7.75%, 03/01/31	225	315,244
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	100	104,989
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	500	477,627
4.75%, 08/15/41 (Call 02/15/41)	50	55,489
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	200	205,955
Public Service Co. of Oklahoma
4.40%, 02/01/21	200	218,410
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	750	715,456
5.50%, 03/01/40	110	132,997
Series D
5.70%, 12/01/36	250	307,411
Puget Sound Energy Inc.
5.76%, 10/01/39	250	310,323
5.76%, 07/15/40	250	315,822
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	204,078
3.95%, 11/15/41	300	294,384
6.00%, 06/01/39	50	63,555
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	205,815
4.75%, 05/15/21 (Call 02/15/21)	400	427,786
South Carolina Electric & Gas Co.
6.05%, 01/15/38	125	156,952
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	200	214,681
4.65%, 10/01/43 (Call 04/01/43)	200	220,290
5.50%, 08/15/18	300	338,398
5.50%, 03/15/40	350	422,615
5.75%, 04/01/35	260	321,863
6.00%, 01/15/34	62	77,744
Southern Co. (The)
1.95%, 09/01/16	325	330,266
2.38%, 09/15/15[a]	100	101,469

107

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Southern Power Co.
5.15%, 09/15/41	$100	$110,637
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	400	412,053
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	485,321
TECO Finance Inc.
6.57%, 11/01/17	135	152,568
TransAlta Corp.
1.90%, 06/03/17	500	497,219
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	125	139,007
UIL Holdings Corp.
4.63%, 10/01/20	100	106,128
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[a]	100	102,792
6.70%, 02/01/19	460	544,279
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	200	201,047
4.45%, 02/15/44 (Call 08/15/43)	65	68,420
5.40%, 04/30/18	211	235,925
8.88%, 11/15/38	205	337,174
Series A
6.00%, 05/15/37[a]	175	223,047
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	50	50,485
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)[a]	200	203,031
4.25%, 12/15/19	450	491,853
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	400	398,976
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	600	660,417
6.50%, 07/01/36[a]	275	356,535

		43,544,973
ELECTRICAL COMPONENTS & EQUIPMENT — 0.10%
Emerson Electric Co.
4.25%, 11/15/20[a]	250	275,154
5.00%, 04/15/19	175	197,299
Energizer Holdings Inc.
4.70%, 05/24/22	250	256,892

		729,345
ELECTRONICS — 0.59%
Agilent Technologies Inc.
5.00%, 07/15/20	452	497,079
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	317,736
Avnet Inc.
4.88%, 12/01/22	152	161,184
Honeywell International Inc.
4.25%, 03/01/21[a]	212	235,208
5.00%, 02/15/19	130	145,902
5.30%, 03/01/18	132	147,693
5.70%, 03/15/37	280	350,482
Jabil Circuit Inc.
4.70%, 09/15/22[a]	312	314,296
Koninklijke Philips NV
3.75%, 03/15/22	200	207,813

Security	Principal (000s)	Value

5.00%, 03/15/42	$250	$273,055
5.75%, 03/11/18	312	349,931
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	53,690
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	90	91,677
3.20%, 03/01/16	312	321,161
4.15%, 02/01/24 (Call 11/01/23)	500	522,928
4.50%, 03/01/21	400	432,866

		4,422,701
ENGINEERING & CONSTRUCTION — 0.09%
ABB Finance USA Inc.
1.63%, 05/08/17	40	40,283
2.88%, 05/08/22	350	350,916
Fluor Corp.
3.38%, 09/15/21	250	259,679

		650,878
ENTERTAINMENT — 0.02%
International Game Technology
7.50%, 06/15/19	150	166,305

		166,305
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.
3.80%, 05/15/18	150	159,668
4.75%, 05/15/23 (Call 02/15/23)	400	441,539
5.25%, 11/15/21	102	116,340
6.20%, 03/01/40	192	243,844
Waste Management Inc.
2.60%, 09/01/16	100	102,657
6.10%, 03/15/18	82	93,053
6.13%, 11/30/39	300	378,263
7.00%, 07/15/28	114	151,848
7.38%, 03/11/19	92	110,892

		1,798,104
FOOD — 1.53%
Campbell Soup Co.
3.05%, 07/15/17	500	519,468
ConAgra Foods Inc.
1.30%, 01/25/16	112	112,366
3.20%, 01/25/23 (Call 10/25/22)	220	214,653
3.25%, 09/15/22	500	489,001
4.95%, 08/15/20	100	110,123
6.63%, 08/15/39	100	123,473
7.00%, 04/15/19	28	32,926
Delhaize Group SA
4.13%, 04/10/19	250	264,493
6.50%, 06/15/17	300	334,210
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	700	716,564
5.65%, 02/15/19	137	156,265
Hershey Co. (The)
1.50%, 11/01/16	112	113,032
4.13%, 12/01/20	100	109,731

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Ingredion Inc.
4.63%, 11/01/20	$150	$161,559
Kellogg Co.
1.75%, 05/17/17	200	202,031
1.88%, 11/17/16[a]	160	162,514
4.00%, 12/15/20	330	355,563
Series B
7.45%, 04/01/31	222	295,160
Kraft Foods Group Inc.
2.25%, 06/05/17	670	683,852
3.50%, 06/06/22	600	616,155
6.88%, 01/26/39	232	301,777
Kroger Co. (The)
2.20%, 01/15/17	350	356,725
3.40%, 04/15/22 (Call 01/15/22)	350	354,526
5.40%, 07/15/40 (Call 01/15/40)	230	258,526
7.50%, 04/01/31	225	298,879
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	30	32,103
Mondelez International Inc.
4.13%, 02/09/16	292	303,238
5.38%, 02/10/20	500	569,166
6.13%, 02/01/18	172	195,048
6.13%, 08/23/18	200	229,058
6.50%, 02/09/40	250	324,201
Safeway Inc.
3.95%, 08/15/20	400	404,500
Sysco Corp.
4.50%, 10/02/44 (Call 04/02/44)	500	526,456
6.63%, 03/17/39	100	137,743
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	192	207,527
4.88%, 08/15/34 (Call 02/15/34)	330	351,715
Unilever Capital Corp.
2.75%, 02/10/16	350	358,653
4.25%, 02/10/21	200	222,192
5.90%, 11/15/32	167	223,707

		11,428,879
FOREST PRODUCTS & PAPER — 0.31%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	112	115,214
7.25%, 07/29/19	100	117,763
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	152	155,759
6.25%, 09/01/42	160	167,249
Georgia-Pacific LLC
7.75%, 11/15/29	250	351,412
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)[a]	150	163,170
4.80%, 06/15/44 (Call 12/15/43)	150	149,179
6.00%, 11/15/41 (Call 05/15/41)	50	57,819
7.50%, 08/15/21	450	563,274
7.95%, 06/15/18	179	213,146
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	242,972

		2,296,957

Security	Principal (000s)	Value

GAS — 0.37%
AGL Capital Corp.
5.25%, 08/15/19	$200	$224,217
5.88%, 03/15/41 (Call 09/15/40)	200	245,745
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	202	205,506
5.50%, 06/15/41 (Call 12/15/40)	100	121,458
8.50%, 03/15/19	132	165,634
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	246,055
4.90%, 12/01/21 (Call 09/01/21)	120	128,941
National Grid PLC
6.30%, 08/01/16	400	434,855
Questar Corp.
2.75%, 02/01/16	50	51,063
Sempra Energy
2.30%, 04/01/17	226	229,976
6.00%, 10/15/39	430	526,300
9.80%, 02/15/19	40	51,668
Southern California Gas Co.
4.45%, 03/15/44 (Call 09/15/43)	150	160,273

		2,791,691
HAND & MACHINE TOOLS — 0.09%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	302	303,978
Stanley Black & Decker Inc.
2.90%, 11/01/22	250	248,324
3.40%, 12/01/21 (Call 09/01/21)	122	126,892

		679,194
HEALTH CARE — PRODUCTS — 0.98%
Baxter International Inc.
1.85%, 01/15/17	100	101,549
3.20%, 06/15/23 (Call 03/15/23)	528	532,012
4.50%, 06/15/43 (Call 12/15/42)	200	211,024
5.38%, 06/01/18	350	390,930
Becton, Dickinson and Co.
3.25%, 11/12/20	400	405,292
Boston Scientific Corp.
6.00%, 01/15/20	550	627,636
CareFusion Corp.
3.88%, 05/15/24 (Call 02/15/24)[a]	80	81,426
Covidien International Finance SA
6.00%, 10/15/17	550	619,658
6.55%, 10/15/37	170	221,923
CR Bard Inc.
1.38%, 01/15/18	300	297,451
2.88%, 01/15/16	100	102,468
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	166,081
6.00%, 03/01/20	252	291,035
Medtronic Inc.
1.38%, 04/01/18	550	544,665
4.45%, 03/15/20	300	329,972
4.63%, 03/15/44 (Call 09/15/43)[a]	300	312,704
5.55%, 03/15/40	140	167,666
5.60%, 03/15/19	250	285,091
St. Jude Medical Inc.
2.50%, 01/15/16	100	101,937
4.75%, 04/15/43 (Call 10/15/42)	352	367,897

109

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Stryker Corp.
1.30%, 04/01/18	$112	$110,177
2.00%, 09/30/16	300	305,519
4.38%, 05/15/44 (Call 11/15/43)	250	246,334
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	500	508,462

		7,328,909
HEALTH CARE — SERVICES — 1.07%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	64	64,627
2.75%, 11/15/22 (Call 08/15/22)	450	436,009
3.95%, 09/01/20	100	106,859
4.13%, 06/01/21 (Call 03/01/21)	130	139,082
4.13%, 11/15/42 (Call 05/15/42)	150	144,220
6.63%, 06/15/36	142	184,157
Anthem Inc.
1.88%, 01/15/18	222	222,870
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)[a]	150	162,088
4.50%, 03/15/21 (Call 12/15/20)	212	229,864
5.13%, 06/15/20	237	266,573
5.38%, 02/15/42 (Call 08/15/41)	180	205,396
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	171,427
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	208,380
4.95%, 10/01/44 (Call 04/01/44)	200	205,801
7.20%, 06/15/18[a]	252	296,031
Laboratory Corp. of America Holdings
3.13%, 05/15/16	105	107,718
3.75%, 08/23/22 (Call 05/23/22)[a]	250	254,152
Quest Diagnostics Inc.
4.70%, 04/01/21	200	215,574
6.95%, 07/01/37	250	311,012
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	600	589,337
2.88%, 03/15/23	500	495,591
4.63%, 11/15/41 (Call 05/15/41)	200	211,355
4.70%, 02/15/21 (Call 11/15/20)	350	390,810
5.38%, 03/15/16	250	265,090
5.80%, 03/15/36	99	120,904
6.00%, 02/15/18	98	111,567
6.88%, 02/15/38	250	339,614
WellPoint Inc.
3.50%, 08/15/24 (Call 05/15/24)	100	100,034
3.70%, 08/15/21 (Call 05/15/21)	282	293,581
4.35%, 08/15/20	200	216,617
4.63%, 05/15/42	500	506,240
6.38%, 06/15/37	330	411,919

		7,984,499
HOLDING COMPANIES — DIVERSIFIED — 0.06%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	150	150,741
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	250	263,462

		414,203

Security	Principal (000s)	Value

HOME BUILDERS — 0.03%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	$200	$203,980

		203,980
HOME FURNISHINGS — 0.07%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	101,254
Whirlpool Corp.
3.70%, 05/01/25	300	302,957
4.85%, 06/15/21[a]	105	115,371

		519,582
HOUSEHOLD PRODUCTS & WARES — 0.22%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	202	199,443
Church & Dwight Co. Inc.
3.35%, 12/15/15	50	51,388
Clorox Co. (The)
3.80%, 11/15/21	450	473,150
Kimberly-Clark Corp.
1.90%, 05/22/19	190	190,607
2.40%, 06/01/23	128	123,721
6.13%, 08/01/17	200	225,438
6.63%, 08/01/37	150	206,516
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	212,830

		1,683,093
HOUSEWARES — 0.03%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	112	115,246
4.70%, 08/15/20	100	108,276

		223,522
INSURANCE — 3.11%
ACE INA Holdings Inc.
2.60%, 11/23/15	98	99,798
3.35%, 05/15/24[a]	500	507,071
5.90%, 06/15/19	200	232,029
Aflac Inc.
6.45%, 08/15/40	150	193,330
8.50%, 05/15/19[a]	450	568,044
Alleghany Corp.
4.95%, 06/27/22[a]	150	165,240
5.63%, 09/15/20[a]	100	113,252
Allstate Corp. (The)
5.55%, 05/09/35	454	545,570
7.45%, 05/16/19	112	137,345
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	100	101,714
4.88%, 06/01/22	500	558,434
5.05%, 10/01/15	300	311,022
5.85%, 01/16/18	186	209,360
6.25%, 03/15/87	400	444,000
6.40%, 12/15/20	322	385,886
8.18%, 05/15/68 (Call 05/15/38)[c]	450	621,000

110

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Aon Corp.
5.00%, 09/30/20	$130	$145,615
6.25%, 09/30/40	345	426,581
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	165,926
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	100	115,232
AXA SA
8.60%, 12/15/30	350	472,500
Axis Specialty Finance LLC
5.88%, 06/01/20	250	286,804
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42	400	413,961
5.40%, 05/15/18	290	326,846
5.75%, 01/15/40	130	160,737
Berkshire Hathaway Inc.
1.55%, 02/09/18	350	351,028
1.90%, 01/31/17[a]	380	387,473
4.50%, 02/11/43	128	135,071
Chubb Corp. (The)
5.75%, 05/15/18	175	198,780
6.50%, 05/15/38	250	341,485
CNA Financial Corp.
3.95%, 05/15/24	500	511,822
5.88%, 08/15/20	82	94,157
Fidelity National Financial Inc.
5.50%, 09/01/22	250	272,232
First American Financial Corp.
4.60%, 11/15/24	100	102,035
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	232,132
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	350	392,809
6.63%, 03/30/40	192	251,014
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	267,537
Kemper Corp.
6.00%, 11/30/15	100	104,884
Lincoln National Corp.
4.20%, 03/15/22[a]	262	278,105
4.85%, 06/24/21	50	55,174
7.00%, 06/15/40	130	176,232
8.75%, 07/01/19	255	322,905
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	350	332,302
Manulife Financial Corp.
4.90%, 09/17/20[a]	250	275,708
Markel Corp.
5.35%, 06/01/21	300	337,666
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	155,994
3.50%, 03/10/25 (Call 12/10/24)	200	200,577
4.80%, 07/15/21 (Call 04/15/21)	200	221,774
MetLife Inc.
3.05%, 12/15/22	240	240,237
4.75%, 02/08/21	350	389,651
5.88%, 02/06/41	200	246,120
6.40%, 12/15/66 (Call 12/15/31)	265	294,812
6.75%, 06/01/16	50	54,338
7.72%, 02/15/19	425	519,530
Series D
4.37%, 09/15/23	750	811,957

Security	Principal (000s)	Value

Principal Financial Group Inc.
1.85%, 11/15/17	$112	$112,485
3.13%, 05/15/23	202	198,740
3.30%, 09/15/22	102	102,376
6.05%, 10/15/36	132	163,777
Progressive Corp. (The)
3.75%, 08/23/21	400	427,052
6.70%, 06/15/67 (Call 06/15/17)[c]	40	43,200
Protective Life Corp.
8.45%, 10/15/39	130	194,296
Prudential Financial Inc.
3.00%, 05/12/16	55	56,630
5.10%, 08/15/43	250	270,427
5.63%, 06/15/43 (Call 06/15/23)[c]	450	462,375
5.70%, 12/14/36	285	334,040
5.88%, 09/15/42 (Call 09/15/22)[a],c	250	263,750
7.38%, 06/15/19	250	302,879
8.88%, 06/15/68 (Call 06/15/18)[c]	500	590,000
Series D
4.75%, 09/17/15	100	103,469
6.00%, 12/01/17	250	281,084
6.63%, 12/01/37	55	71,032
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	442,062
Torchmark Corp.
9.25%, 06/15/19	125	160,214
Transatlantic Holdings Inc.
8.00%, 11/30/39	125	176,691
Travelers Companies Inc. (The)
5.80%, 05/15/18	285	324,203
5.90%, 06/02/19[a]	300	349,786
6.25%, 06/15/37	250	325,728
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	194,399
Unum Group
7.13%, 09/30/16	175	193,669
Voya Financial Inc.
5.50%, 07/15/22	250	282,374
WR Berkley Corp.
4.63%, 03/15/22	55	59,147
5.38%, 09/15/20	200	224,211
XL Group PLC
6.50%, 12/31/49 (Call 04/15/17)[c]	250	239,375
XLIT Ltd.
5.75%, 10/01/21	62	71,650

		23,283,959
INTERNET — 0.52%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[e]	345	344,494
3.60%, 11/28/24 (Call 08/28/24)[e]	200	200,574
Amazon.com Inc.
1.20%, 11/29/17	250	247,818
2.50%, 11/29/22 (Call 08/29/22)	250	237,987
Baidu Inc.
3.50%, 11/28/22	400	398,740
eBay Inc.
1.35%, 07/15/17	134	133,111
1.63%, 10/15/15	140	141,235
2.60%, 07/15/22 (Call 04/15/22)	550	520,820
3.25%, 10/15/20 (Call 07/15/20)[a]	100	101,829
4.00%, 07/15/42 (Call 01/15/42)	100	87,068

111

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	$100	$100,645
5.95%, 08/15/20	252	282,870
Google Inc.
2.13%, 05/19/16	300	306,923
3.63%, 05/19/21	200	215,893
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	250	253,396
4.20%, 09/15/20[a]	302	307,342

		3,880,745
IRON & STEEL — 0.38%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	250	251,281
9.38%, 06/01/19	53	61,420
Nucor Corp.
5.75%, 12/01/17	329	365,980
6.40%, 12/01/37	250	305,547
Vale Overseas Ltd.
4.63%, 09/15/20[a]	250	259,624
6.25%, 01/23/17	289	313,382
6.88%, 11/21/36	726	793,134
Vale SA
5.63%, 09/11/42[a]	500	480,959

		2,831,327
LODGING — 0.14%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	175	171,519
5.38%, 08/15/21 (Call 05/15/21)	60	68,323
Marriott International Inc./DE
3.00%, 03/01/19 (Call 12/01/18)	200	205,667
3.25%, 09/15/22 (Call 06/15/22)	202	203,405
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	200	205,169
4.25%, 03/01/22 (Call 12/01/21)	200	204,182

		1,058,265
MACHINERY — 0.95%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	500	499,345
2.05%, 08/01/16	210	214,290
2.25%, 12/01/19	500	503,419
3.30%, 06/09/24	750	762,558
7.15%, 02/15/19	250	300,272
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	140	144,528
4.30%, 05/15/44 (Call 11/15/43)	170	176,764
5.20%, 05/27/41	400	466,053
5.70%, 08/15/16	290	313,693
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)[a]	200	229,315
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	176	173,915
4.38%, 10/16/19	200	220,047
5.38%, 10/16/29	230	278,604
John Deere Capital Corp.
1.30%, 03/12/18	250	247,807
1.85%, 09/15/16	200	203,854
2.25%, 06/07/16	200	204,689

Security	Principal (000s)	Value

2.30%, 09/16/19	$200	$201,308
2.75%, 03/15/22	550	549,426
3.15%, 10/15/21	70	72,160
3.35%, 06/12/24	240	246,404
Joy Global Inc.
5.13%, 10/15/21[a]	252	275,273
Rockwell Automation Inc.
6.70%, 01/15/28	125	163,766
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	400	391,140
Xylem Inc./NY
3.55%, 09/20/16	260	270,798

		7,109,428
MANUFACTURING — 0.86%
3M Co.
1.38%, 09/29/16	150	151,881
5.70%, 03/15/37	250	316,375
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	202	204,087
Cooper U.S. Inc.
3.88%, 12/15/20 (Call 09/15/20)	50	52,350
Danaher Corp.
2.30%, 06/23/16	50	51,111
3.90%, 06/23/21 (Call 03/23/21)	210	227,126
5.40%, 03/01/19	102	116,036
Dover Corp.
5.38%, 10/15/35	85	99,246
5.38%, 03/01/41 (Call 12/01/40)	202	243,129
5.45%, 03/15/18	100	112,266
Eaton Corp.
1.50%, 11/02/17	250	249,863
4.00%, 11/02/32	552	554,458
5.60%, 05/15/18	62	69,559
General Electric Co.
2.70%, 10/09/22	480	478,455
4.13%, 10/09/42	750	766,285
5.25%, 12/06/17	293	325,726
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	104,782
3.50%, 03/01/24 (Call 12/01/23)	250	259,082
4.88%, 09/15/41 (Call 03/15/41)	100	111,618
6.25%, 04/01/19	112	131,634
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	234,607
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	90	90,214
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	150	152,687
Series A
6.25%, 05/15/38	100	130,131
Pentair Finance SA
2.65%, 12/01/19	182	182,380
3.15%, 09/15/22 (Call 06/15/22)	202	198,896
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	55,636
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	55	55,409
4.63%, 09/21/16	100	105,796
5.95%, 09/21/21 (Call 06/21/21)	200	231,325
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	85	86,746

112

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.50%, 02/03/22 (Call 11/03/21)	$150	$154,888
6.55%, 10/01/17	127	144,005

		6,447,789
MEDIA — 3.38%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)[a,e]	500	515,192
4.50%, 02/15/21	400	440,977
6.15%, 02/15/41	550	687,324
6.65%, 11/15/37	426	551,530
6.90%, 08/15/39	150	200,200
7.75%, 12/01/45	250	375,753
CBS Corp.
1.95%, 07/01/17	302	304,823
3.38%, 03/01/22 (Call 12/01/21)	500	504,020
5.75%, 04/15/20	182	207,769
7.88%, 07/30/30	170	234,809
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	288,200
Comcast Corp.
4.25%, 01/15/33	500	518,945
4.65%, 07/15/42	350	369,977
4.75%, 03/01/44[a]	625	685,353
5.15%, 03/01/20	400	457,013
5.70%, 07/01/19	242	279,700
5.90%, 03/15/16	300	319,924
6.45%, 03/15/37	225	293,325
6.50%, 01/15/17	500	556,037
6.95%, 08/15/37	365	501,349
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	250	249,204
3.50%, 03/01/16	300	309,544
3.80%, 03/15/22	300	307,570
5.00%, 03/01/21	350	386,551
5.15%, 03/15/42	500	513,717
5.20%, 03/15/20	252	281,986
5.88%, 10/01/19	100	115,099
6.00%, 08/15/40 (Call 05/15/40)	90	102,664
6.38%, 03/01/41	50	59,449
Discovery Communications LLC
4.38%, 06/15/21	700	748,363
5.05%, 06/01/20	100	110,669
6.35%, 06/01/40	112	136,154
Grupo Televisa SAB
6.63%, 03/18/25[a]	550	678,934
NBCUniversal Media LLC
2.88%, 04/01/16	250	257,259
4.38%, 04/01/21	162	178,731
5.15%, 04/30/20	128	146,221
5.95%, 04/01/41	200	251,889
6.40%, 04/30/40	400	520,554
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	206,175
TCI Communications Inc.
7.13%, 02/15/28	500	674,728
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	250	252,480
3.95%, 09/30/21 (Call 06/30/21)	200	210,103
5.65%, 11/23/43 (Call 05/23/43)	100	112,869
6.50%, 07/15/18	92	105,507
Time Warner Cable Inc.
5.00%, 02/01/20	550	611,579

Security	Principal (000s)	Value

5.50%, 09/01/41 (Call 03/01/41)	$452	$512,486
5.85%, 05/01/17	400	440,245
6.55%, 05/01/37	263	334,475
6.75%, 07/01/18	250	289,496
6.75%, 06/15/39	400	517,623
7.30%, 07/01/38	250	340,504
8.25%, 04/01/19	280	345,260
Time Warner Inc.
3.40%, 06/15/22	550	555,635
4.65%, 06/01/44 (Call 12/01/43)[a]	500	505,197
4.75%, 03/29/21	210	230,451
4.88%, 03/15/20	140	154,145
5.88%, 11/15/16	330	359,504
6.10%, 07/15/40	350	418,118
6.25%, 03/29/41	58	70,541
7.63%, 04/15/31	650	892,290
7.70%, 05/01/32	197	275,658
Viacom Inc.
3.50%, 04/01/17	130	136,032
3.88%, 12/15/21[a]	600	623,589
4.50%, 03/01/21	200	215,842
5.85%, 09/01/43 (Call 03/01/43)	232	262,225
6.88%, 04/30/36	512	651,953
Walt Disney Co. (The)
1.10%, 12/01/17	434	431,593
1.13%, 02/15/17	142	142,543
2.35%, 12/01/22	50	48,870
3.70%, 12/01/42	300	296,651
4.38%, 08/16/41	150	164,256
5.50%, 03/15/19	130	149,444
7.00%, 03/01/32	85	121,003

		25,305,848
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
1.25%, 01/15/18	192	190,510
3.90%, 01/15/43 (Call 07/15/42)	250	245,592

		436,102
MINING — 1.43%
Barrick Gold Corp.
3.85%, 04/01/22	300	291,654
6.95%, 04/01/19[a]	62	71,320
Barrick North America Finance LLC
4.40%, 05/30/21	450	461,620
5.70%, 05/30/41	500	488,983
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	600	599,185
5.00%, 09/30/43	500	563,322
6.50%, 04/01/19	605	718,411
Freeport-McMoRan Inc.
2.15%, 03/01/17	180	181,464
2.38%, 03/15/18	602	603,313
3.10%, 03/15/20[a]	750	745,084
3.55%, 03/01/22 (Call 12/01/21)	380	369,884
5.45%, 03/15/43 (Call 09/15/42)	330	329,274
Glencore Canada Corp.
5.50%, 06/15/17	250	271,041
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	200	199,567

113

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	$210	$198,283
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	80	75,093
4.88%, 03/15/42 (Call 09/15/41)	250	213,486
5.13%, 10/01/19	130	140,784
6.25%, 10/01/39	252	248,385
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	250	255,057
3.75%, 09/20/21	150	154,580
5.20%, 11/02/40	280	298,014
6.50%, 07/15/18	255	293,879
9.00%, 05/01/19	182	232,617
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	850	814,545
4.13%, 08/21/42 (Call 02/21/42)[a]	200	182,708
4.75%, 03/22/42 (Call 09/22/41)	130	130,683
Southern Copper Corp.
6.75%, 04/16/40	250	271,334
7.50%, 07/27/35	350	406,392
Teck Resources Ltd.
3.00%, 03/01/19[a]	152	151,964
3.85%, 08/15/17	50	52,276
4.75%, 01/15/22 (Call 10/15/21)	164	166,929
5.40%, 02/01/43 (Call 08/01/42)	500	452,218
6.13%, 10/01/35	62	62,432

		10,695,781
OFFICE & BUSINESS EQUIPMENT — 0.14%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	375	383,321
Xerox Corp.
2.95%, 03/15/17	200	206,548
4.50%, 05/15/21	150	161,784
6.35%, 05/15/18	130	148,017
6.75%, 12/15/39	130	158,766

		1,058,436
OIL & GAS — 7.13%
Anadarko Petroleum Corp.
5.95%, 09/15/16	310	335,324
6.20%, 03/15/40	500	592,400
6.38%, 09/15/17	340	382,222
6.45%, 09/15/36	299	366,352
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	250	234,721
3.25%, 04/15/22 (Call 01/15/22)	750	743,880
4.25%, 01/15/44 (Call 07/15/43)	150	136,798
5.10%, 09/01/40 (Call 03/01/40)	70	71,348
5.63%, 01/15/17	90	98,023
6.00%, 01/15/37	250	282,676
BP Capital Markets PLC
1.38%, 05/10/18	1,000	988,013
1.85%, 05/05/17	350	354,895
2.50%, 11/06/22	250	237,056
3.13%, 10/01/15	150	153,232
3.20%, 03/11/16	100	103,053
3.56%, 11/01/21	500	515,010
3.99%, 09/26/23	250	260,342
4.50%, 10/01/20	300	328,019

Security	Principal (000s)	Value

4.74%, 03/11/21	$100	$109,623
4.75%, 03/10/19	250	276,565
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)[a]	450	455,512
5.70%, 05/15/17	150	164,715
6.25%, 03/15/38	171	201,649
6.50%, 02/15/37	175	211,417
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	250	234,271
5.70%, 10/15/19	150	170,005
6.75%, 11/15/39	200	245,802
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	800	795,640
1.72%, 06/24/18 (Call 05/24/18)	400	403,419
2.36%, 12/05/22 (Call 09/05/22)	600	577,375
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23[a]	250	239,065
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	400	399,348
4.25%, 04/30/24	700	727,777
ConocoPhillips
5.75%, 02/01/19	400	457,510
6.00%, 01/15/20	500	584,542
6.50%, 02/01/39	525	691,317
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	400	386,431
3.35%, 11/15/24 (Call 08/15/24)	250	252,786
ConocoPhillips Holding Co.
6.95%, 04/15/29	678	908,700
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	350	357,269
4.90%, 06/01/44 (Call 12/01/43)	225	211,812
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	250	261,513
4.75%, 05/15/42 (Call 11/15/41)	250	254,013
5.60%, 07/15/41 (Call 01/15/41)	100	112,399
6.30%, 01/15/19	280	323,498
7.95%, 04/15/32	220	302,146
Diamond Offshore Drilling Inc.
5.70%, 10/15/39	250	251,146
5.88%, 05/01/19[a]	250	277,820
Ecopetrol SA
5.88%, 05/28/45	600	600,000
7.63%, 07/23/19	500	595,000
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	450	464,065
5.90%, 12/01/17	160	177,938
6.50%, 02/01/38	372	445,435
Ensco PLC
3.25%, 03/15/16	100	102,661
4.70%, 03/15/21	232	242,704
5.75%, 10/01/44 (Call 04/01/44)[a]	200	203,847
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	462	442,926
4.10%, 02/01/21	100	106,754
5.63%, 06/01/19	180	205,404
5.88%, 09/15/17	150	167,728
EQT Corp.
4.88%, 11/15/21	202	219,070
8.13%, 06/01/19	250	306,095
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.75%, 02/01/22 (Call 02/01/17)	162	181,035

114

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	$145	$141,910
5.60%, 02/15/41	250	275,067
6.00%, 01/15/40	250	281,082
7.13%, 03/15/33	137	175,575
8.13%, 02/15/19	162	196,311
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	130	133,119
4.00%, 04/15/24 (Call 01/15/24)	100	101,409
6.80%, 09/15/37	100	125,661
7.25%, 12/15/19	205	245,405
Marathon Oil Corp.
5.90%, 03/15/18	450	504,734
6.00%, 10/01/17	250	278,656
6.60%, 10/01/37	200	244,355
Marathon Petroleum Corp.
3.50%, 03/01/16	50	51,540
5.13%, 03/01/21	54	59,697
6.50%, 03/01/41 (Call 09/01/40)	300	357,626
Murphy Oil Corp.
2.50%, 12/01/17	250	251,231
3.70%, 12/01/22 (Call 09/01/22)	240	224,981
Nabors Industries Inc.
4.63%, 09/15/21	350	360,866
6.15%, 02/15/18	300	332,976
Nexen Energy ULC
5.88%, 03/10/35	150	175,798
6.20%, 07/30/19	150	173,174
6.40%, 05/15/37	171	213,675
7.50%, 07/30/39	192	271,973
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	92	96,521
6.00%, 03/01/41 (Call 09/01/40)	200	224,237
8.25%, 03/01/19	250	306,185
Noble Holding International Ltd.
3.95%, 03/15/22[a]	250	236,374
4.63%, 03/01/21[a]	30	30,126
4.90%, 08/01/20	102	104,501
6.20%, 08/01/40[a]	200	193,142
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	297,899
1.75%, 02/15/17	352	355,975
2.70%, 02/15/23 (Call 11/15/22)	252	241,807
3.13%, 02/15/22 (Call 11/15/21)	42	41,894
Petro-Canada
6.80%, 05/15/38	230	301,548
9.25%, 10/15/21	75	101,706
Petrobras Global Finance BV
2.00%, 05/20/16	500	489,954
4.38%, 05/20/23[a]	250	232,833
7.25%, 03/17/44[a]	900	945,722
Petrobras International Finance Co. SA
3.50%, 02/06/17	450	446,913
3.88%, 01/27/16	602	605,783
5.38%, 01/27/21[a]	400	399,543
5.75%, 01/20/20[a]	250	257,185
5.88%, 03/01/18[a]	534	556,662
6.75%, 01/27/41	650	643,243
6.88%, 01/20/40	100	100,587
7.88%, 03/15/19	400	440,000
Petroleos Mexicanos
3.50%, 01/30/23	650	632,125
4.88%, 01/24/22	600	641,250
4.88%, 01/18/24	250	265,625

Security	Principal (000s)	Value

5.50%, 01/21/21	$840	$931,350
5.75%, 03/01/18	150	165,562
6.38%, 01/23/45[a]	800	920,000
6.50%, 06/02/41	700	812,875
6.63%, 06/15/35	320	374,800
8.00%, 05/03/19	200	241,750
Phillips 66
2.95%, 05/01/17	534	553,221
4.88%, 11/15/44 (Call 05/15/44)	500	511,062
5.88%, 05/01/42	273	312,231
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	252,142
Pride International Inc.
6.88%, 08/15/20	278	322,925
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	240	243,369
5.00%, 09/01/17	100	106,383
Shell International Finance BV
0.63%, 12/04/15	200	200,285
2.00%, 11/15/18	225	227,612
2.25%, 01/06/23	750	715,266
2.38%, 08/21/22	255	247,592
3.25%, 09/22/15	125	127,903
4.30%, 09/22/19	200	220,933
4.38%, 03/25/20	250	277,066
5.50%, 03/25/40	450	544,222
6.38%, 12/15/38	200	265,256
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	250	252,964
Statoil ASA
3.13%, 08/17/17	850	893,297
3.15%, 01/23/22	300	304,888
3.25%, 11/10/24	150	151,071
4.80%, 11/08/43	250	275,656
5.10%, 08/17/40	500	567,337
5.25%, 04/15/19	120	136,542
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	50	50,306
6.10%, 06/01/18	187	213,438
6.50%, 06/15/38	400	509,593
6.85%, 06/01/39	130	171,911
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	200	192,559
7.75%, 06/01/19	500	588,788
Total Capital Canada Ltd.
2.75%, 07/15/23	400	388,124
Total Capital International SA
1.50%, 02/17/17	362	365,557
1.55%, 06/28/17	300	302,584
2.70%, 01/25/23[a]	600	584,275
3.75%, 04/10/24	250	259,691
Total Capital SA
4.13%, 01/28/21	125	135,073
4.45%, 06/24/20	200	222,056
Transocean Inc.
4.95%, 11/15/15	162	166,167
6.00%, 03/15/18[a]	246	257,105
6.50%, 11/15/20[a]	100	99,485
6.80%, 03/15/38[a]	125	112,083
7.35%, 12/15/41	85	85,346
7.50%, 04/15/31[a]	250	245,020
Valero Energy Corp.
6.13%, 02/01/20	250	286,411

115

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

6.63%, 06/15/37	$304	$364,075
7.50%, 04/15/32	185	234,879
XTO Energy Inc.
5.50%, 06/15/18	450	508,400

		53,353,758
OIL & GAS SERVICES — 0.48%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	128	131,038
5.13%, 09/15/40	300	330,132
7.50%, 11/15/18	40	48,098
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	150	147,094
4.50%, 06/01/21 (Call 03/01/21)	500	526,563
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	102	104,504
3.50%, 08/01/23 (Call 05/01/23)	102	103,897
4.50%, 11/15/41 (Call 05/15/41)	180	180,973
6.15%, 09/15/19	150	175,407
7.45%, 09/15/39	375	517,093
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	300	286,042
3.95%, 12/01/42 (Call 06/01/42)	92	86,148
Weatherford International LLC
6.35%, 06/15/17	171	188,165
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[a]	130	128,824
6.50%, 08/01/36[a]	50	53,225
6.75%, 09/15/40	300	322,489
9.63%, 03/01/19	187	234,328

		3,564,020
PACKAGING & CONTAINERS — 0.06%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,488
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	212	217,754
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,999
5.75%, 11/01/40 (Call 05/01/40)	132	154,281

		442,522
PHARMACEUTICALS — 3.22%
Abbott Laboratories
4.13%, 05/27/20	200	218,664
5.13%, 04/01/19	196	220,385
5.30%, 05/27/40	218	258,554
AbbVie Inc.
1.75%, 11/06/17	542	545,106
2.00%, 11/06/18	400	399,919
2.90%, 11/06/22	500	489,026
4.40%, 11/06/42	325	321,645
Actavis Inc.
1.88%, 10/01/17	50	49,788
3.25%, 10/01/22 (Call 07/01/22)	350	340,628
4.63%, 10/01/42 (Call 04/01/42)	30	28,687
6.13%, 08/15/19	400	456,242
Allergan Inc./United States
3.38%, 09/15/20[a]	250	252,879

Security	Principal (000s)	Value

AmerisourceBergen Corp.
3.50%, 11/15/21 (Call 08/15/21)	$300	$311,913
AstraZeneca PLC
4.00%, 09/18/42	210	204,321
5.90%, 09/15/17	357	402,047
6.45%, 09/15/37	475	625,305
Bristol-Myers Squibb Co.
2.00%, 08/01/22	400	371,589
5.88%, 11/15/36	276	337,592
6.13%, 05/01/38	80	101,207
Cardinal Health Inc.
1.90%, 06/15/17	202	204,616
3.20%, 06/15/22	180	179,454
4.60%, 03/15/43	250	252,167
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	100	105,204
Eli Lilly & Co.
4.65%, 06/15/44 (Call 12/15/43)	250	272,541
5.55%, 03/15/37	290	347,944
Express Scripts Holding Co.
2.65%, 02/15/17	200	205,633
3.13%, 05/15/16	250	257,792
3.50%, 06/15/24 (Call 03/15/24)	300	298,898
3.90%, 02/15/22	210	219,446
4.75%, 11/15/21	186	205,122
6.13%, 11/15/41	42	52,482
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	200	196,418
5.65%, 05/15/18	600	681,256
6.38%, 05/15/38	504	660,679
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	300	299,088
Johnson & Johnson
3.38%, 12/05/23[a]	100	106,641
4.50%, 12/05/43 (Call 06/05/43)	200	225,569
5.15%, 07/15/18	775	877,132
5.55%, 08/15/17	100	112,174
5.95%, 08/15/37	380	502,480
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	212	205,335
3.80%, 03/15/24 (Call 12/15/23)	250	255,776
4.75%, 03/01/21 (Call 12/01/20)	200	221,803
5.70%, 03/01/17	171	187,110
6.00%, 03/01/41 (Call 09/01/40)	130	158,076
Mead Johnson Nutrition Co.
4.90%, 11/01/19	350	388,198
Medco Health Solutions Inc.
2.75%, 09/15/15	350	355,502
7.13%, 03/15/18	250	291,139
Merck & Co. Inc.
1.10%, 01/31/18[a]	180	178,747
1.30%, 05/18/18	350	347,701
2.40%, 09/15/22 (Call 06/15/22)	500	486,233
2.80%, 05/18/23	42	41,700
4.15%, 05/18/43	300	309,423
6.00%, 09/15/17	150	170,054
6.50%, 12/01/33	100	136,057
6.55%, 09/15/37	200	277,088
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	392	442,760
5.85%, 06/30/39	100	127,580
Mylan Inc./PA
1.35%, 11/29/16	400	400,289
5.40%, 11/29/43 (Call 05/29/43)	250	270,509

116

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Novartis Capital Corp.
2.40%, 09/21/22	$200	$196,553
3.40%, 05/06/24	400	413,200
4.40%, 05/06/44	500	542,154
Novartis Securities Investment Ltd.
5.13%, 02/10/19	286	323,291
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a]	300	307,877
Pfizer Inc.
3.00%, 06/15/23	600	604,706
6.20%, 03/15/19	132	154,701
7.20%, 03/15/39	900	1,288,337
Sanofi
1.25%, 04/10/18	350	347,880
2.63%, 03/29/16	250	256,640
4.00%, 03/29/21	350	379,568
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	204,540
Series 2
3.65%, 11/10/21	200	204,988
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	285	343,690
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	250	244,414
Wyeth LLC
5.95%, 04/01/37	350	434,381
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	100	97,570
4.70%, 02/01/43 (Call 08/01/42)	300	294,699

		24,088,502
PIPELINES — 2.67%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	250	264,859
5.50%, 08/15/19	40	43,886
5.85%, 11/15/43 (Call 05/15/43)	100	101,886
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	431	470,532
DCP Midstream Operating LP
3.25%, 10/01/15	270	275,416
5.60%, 04/01/44 (Call 10/01/43)	200	208,349
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	100	127,267
El Paso Pipeline Partners Operating Co. LLC
7.50%, 11/15/40	260	310,398
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	187,353
9.88%, 03/01/19	132	168,827
Series B
7.50%, 04/15/38	250	320,605
Enbridge Inc.
5.60%, 04/01/17	500	545,264
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	352	372,626
5.15%, 02/01/43 (Call 08/01/42)	400	387,557
5.20%, 02/01/22 (Call 11/01/21)	150	163,185
6.05%, 06/01/41 (Call 12/01/40)	250	266,564
9.00%, 04/15/19	140	174,790
9.70%, 03/15/19	111	141,199
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	200	207,654

Security	Principal (000s)	Value

Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	$350	$347,594
4.85%, 08/15/42 (Call 02/15/42)	200	204,415
5.10%, 02/15/45 (Call 08/15/44)	400	426,461
5.70%, 02/15/42	270	309,154
6.45%, 09/01/40	100	124,320
7.55%, 04/15/38	250	341,793
Series D
6.88%, 03/01/33	400	514,732
Series L
6.30%, 09/15/17	400	449,559
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	452	449,216
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	450	432,339
3.50%, 09/01/23 (Call 06/01/23)[a]	400	382,043
4.15%, 03/01/22	200	204,192
4.15%, 02/01/24 (Call 11/01/23)[a]	250	249,506
5.30%, 09/15/20	600	657,593
5.50%, 03/01/44 (Call 09/01/43)	400	400,259
5.95%, 02/15/18	88	97,997
6.50%, 02/01/37	84	92,447
6.55%, 09/15/40	200	221,502
6.95%, 01/15/38	310	356,577
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	65	65,240
5.55%, 06/01/45	65	65,811
Magellan Midstream Partners LP
4.25%, 02/01/21	180	194,411
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	150	150,483
3.25%, 02/01/16 (Call 01/01/16)	202	206,855
3.38%, 10/01/22 (Call 07/01/22)	330	317,406
6.13%, 02/01/41 (Call 08/01/40)	40	44,148
6.65%, 10/01/36	171	197,841
8.63%, 03/01/19	180	221,682
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	345,389
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	200	191,581
3.65%, 06/01/22 (Call 03/01/22)	250	254,065
3.85%, 10/15/23 (Call 07/15/23)	200	203,744
5.15%, 06/01/42 (Call 12/01/41)	260	273,089
8.75%, 05/01/19	130	163,739
Southern Natural Gas Co. LLC
5.90%, 04/01/17[e]	163	178,674
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	155,885
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	350	328,231
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	200	217,080
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	210	203,532
6.10%, 02/15/42	250	268,616
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	100	106,761
Texas Eastern Transmission LP
7.00%, 07/15/32	250	328,560
TransCanada PipeLines Ltd.
2.50%, 08/01/22	450	427,969
3.80%, 10/01/20	85	88,587
6.20%, 10/15/37	207	251,381

117

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

6.35%, 05/15/67 (Call 05/15/17)[c]	$150	$148,500
6.50%, 08/15/18	175	201,258
7.63%, 01/15/39	600	821,885
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	350	355,668
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	292	272,920
4.55%, 06/24/24 (Call 03/24/24)	250	243,457
8.75%, 03/15/32	109	132,743
Williams Partners LP
5.25%, 03/15/20	300	331,146
5.80%, 11/15/43 (Call 05/15/43)	250	268,838
6.30%, 04/15/40	442	500,904
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	230	257,667

		19,985,662
REAL ESTATE — 0.02%
Regency Centers LP
5.88%, 06/15/17	105	116,459

		116,459
REAL ESTATE INVESTMENT TRUSTS — 2.37%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	250	255,443
American Tower Corp.
3.45%, 09/15/21	600	592,662
4.50%, 01/15/18	112	119,397
5.05%, 09/01/20	300	328,013
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%, 02/06/17	250	239,758
4.60%, 02/06/24 (Call 11/06/23)	250	237,468
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	245,789
3.95%, 01/15/21 (Call 10/15/20)	50	52,967
5.70%, 03/15/17	125	137,125
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	192	198,439
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	106,025
4.13%, 05/15/21 (Call 02/15/21)	725	774,049
5.88%, 10/15/19	200	230,724
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	200	216,000
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	350	369,174
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	268,206
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	250	269,507
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	450	479,768
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	210	230,379
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	450	479,156
8.25%, 08/15/19	125	154,985
Equity Commonwealth
6.25%, 06/15/17 (Call 12/15/16)	250	271,231

Security	Principal (000s)	Value

ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	$150	$152,075
4.75%, 07/15/20 (Call 04/15/20)	350	386,489
5.75%, 06/15/17	332	367,203
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	200	199,002
HCP Inc.
3.75%, 02/01/16	250	258,357
3.88%, 08/15/24 (Call 05/15/24)	250	252,157
4.25%, 11/15/23 (Call 08/15/23)	250	262,523
5.38%, 02/01/21 (Call 11/03/20)	400	448,991
6.70%, 01/30/18	75	85,988
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	400	427,407
4.95%, 01/15/21 (Call 10/15/20)	262	286,435
5.25%, 01/15/22 (Call 10/15/21)	200	221,273
6.20%, 06/01/16	200	215,092
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125	137,818
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	265,895
6.70%, 01/15/18 (Call 07/15/17)	125	138,964
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)	225	222,555
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	350	379,937
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	200	213,820
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)[a]	400	435,842
Mack-Cali Realty LP
7.75%, 08/15/19	212	253,350
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	200	227,618
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	500	537,000
ProLogis LP
4.50%, 08/15/17	120	129,080
6.88%, 03/15/20 (Call 12/16/19)	345	409,689
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	500	494,315
6.75%, 08/15/19	125	148,103
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	200	204,590
2.75%, 02/01/23 (Call 11/01/22)	500	488,666
3.38%, 10/01/24	300	304,243
5.65%, 02/01/20 (Call 11/01/19)	258	299,197
6.13%, 05/30/18	197	226,077
6.75%, 02/01/40 (Call 11/01/39)	100	136,951
UDR Inc.
4.25%, 06/01/18	125	134,307
4.63%, 01/10/22 (Call 10/10/21)	250	271,054
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	500	502,941
3.13%, 11/30/15	100	102,241
4.75%, 06/01/21 (Call 03/01/21)	300	327,130
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	250	272,369
Weyerhaeuser Co.
6.88%, 12/15/33	525	672,675

		17,755,684

118

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

RETAIL — 3.05%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	$50	$53,360
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	350	360,042
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	100	100,817
5.17%, 08/01/44 (Call 02/01/44)	150	153,419
Costco Wholesale Corp.
1.13%, 12/15/17	125	124,316
1.70%, 12/15/19	425	417,407
5.50%, 03/15/17	168	185,066
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	199,953
5.30%, 12/05/43 (Call 06/05/43)	400	464,284
5.75%, 06/01/17	730	808,526
6.13%, 08/15/16	171	185,588
6.25%, 06/01/27	178	220,561
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	302	273,815
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	252	283,570
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	250	246,398
4.20%, 04/01/43 (Call 10/01/42)	500	515,409
4.40%, 04/01/21 (Call 01/01/21)	450	499,164
5.40%, 03/01/16	970	1,027,720
5.88%, 12/16/36	150	189,535
5.95%, 04/01/41 (Call 10/01/40)	440	566,023
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	164	170,368
6.88%, 12/15/37[a]	150	185,490
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	100,891
3.12%, 04/15/22 (Call 01/15/22)	210	214,509
4.63%, 04/15/20 (Call 10/15/19)	152	167,421
5.40%, 10/15/16	40	43,285
5.50%, 10/15/35	175	206,008
6.65%, 09/15/37	600	809,381
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	192,592
3.88%, 01/15/22 (Call 10/15/21)	80	84,087
5.90%, 12/01/16	500	545,124
6.38%, 03/15/37	302	376,958
7.00%, 02/15/28	50	62,937
McDonald’s Corp.
2.63%, 01/15/22	175	173,977
3.70%, 02/15/42	250	231,177
5.35%, 03/01/18	185	206,848
6.30%, 10/15/37	450	575,168
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	197	219,054
6.25%, 01/15/18	212	241,031
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	252	274,656
QVC Inc.
3.13%, 04/01/19[a]	50	50,545
4.38%, 03/15/23	112	113,232
4.85%, 04/01/24	400	406,415
5.13%, 07/02/22	102	107,762

Security	Principal (000s)	Value

Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	$160	$162,442
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	200	212,071
Target Corp.
4.00%, 07/01/42[a]	242	239,405
5.38%, 05/01/17[a]	600	659,499
6.00%, 01/15/18	400	453,971
6.35%, 11/01/32	127	162,727
7.00%, 01/15/38	325	453,050
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	120,402
Wal-Mart Stores Inc.
0.60%, 04/11/16	750	750,678
1.13%, 04/11/18	250	247,707
1.50%, 10/25/15	334	337,659
2.80%, 04/15/16	400	412,379
3.25%, 10/25/20	400	420,730
4.00%, 04/11/43 (Call 10/11/42)	380	382,226
4.25%, 04/15/21	192	212,204
5.00%, 10/25/40	220	253,141
5.25%, 09/01/35	385	453,305
5.63%, 04/15/41	580	726,645
6.20%, 04/15/38	1,000	1,314,696
6.50%, 08/15/37	240	326,098
Walgreen Co.
1.80%, 09/15/17	250	251,840
3.10%, 09/15/22	402	397,989
5.25%, 01/15/19	180	201,478
Walgreens Boots Alliance Inc.
4.80%, 11/18/44 (Call 05/18/44)	500	527,305
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	204,199
5.30%, 09/15/19	250	277,165
6.25%, 03/15/18	29	32,602

		22,827,502
SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc./PA
4.63%, 04/19/16	100	104,594

		104,594
SEMICONDUCTORS — 0.41%
Applied Materials Inc.
2.65%, 06/15/16	100	102,648
4.30%, 06/15/21	200	218,867
Broadcom Corp.
2.70%, 11/01/18	162	167,146
3.50%, 08/01/24 (Call 05/01/24)	200	203,286
Intel Corp.
1.35%, 12/15/17	500	499,123
1.95%, 10/01/16	137	139,802
2.70%, 12/15/22	102	101,011
3.30%, 10/01/21	128	133,773
4.80%, 10/01/41	612	669,187
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	215	218,766
Texas Instruments Inc.
1.65%, 08/03/19	400	392,284
2.38%, 05/16/16	202	207,010

		3,052,903

119

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

SOFTWARE — 1.09%
Adobe Systems Inc.
4.75%, 02/01/20	$250	$276,647
Autodesk Inc.
1.95%, 12/15/17	112	112,895
CA Inc.
5.38%, 12/01/19	42	46,630
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	250	258,808
Fidelity National Information Services Inc.
2.00%, 04/15/18	250	247,215
5.00%, 03/15/22 (Call 03/15/17)	302	319,673
Fiserv Inc.
3.13%, 06/15/16	25	25,785
3.50%, 10/01/22 (Call 07/01/22)	112	113,826
4.75%, 06/15/21	350	384,036
Microsoft Corp.
1.63%, 12/06/18	250	250,385
2.38%, 05/01/23 (Call 02/01/23)	230	224,479
2.50%, 02/08/16	130	133,128
3.00%, 10/01/20[a]	180	188,593
3.50%, 11/15/42	250	231,264
4.20%, 06/01/19	222	245,081
4.50%, 10/01/40	350	378,311
5.30%, 02/08/41	212	256,665
Oracle Corp.
1.20%, 10/15/17	1,000	998,334
2.25%, 10/08/19	900	905,141
2.50%, 10/15/22	200	195,153
3.40%, 07/08/24 (Call 04/08/24)[a]	200	203,933
3.88%, 07/15/20	100	107,520
4.30%, 07/08/34 (Call 01/08/34)	200	208,640
4.50%, 07/08/44 (Call 01/08/44)	100	105,271
5.00%, 07/08/19	212	239,280
5.25%, 01/15/16	145	152,675
5.38%, 07/15/40	500	588,587
5.75%, 04/15/18	233	264,408
6.50%, 04/15/38	350	464,997

		8,127,360
TELECOMMUNICATIONS — 5.09%
Alltel Corp.
7.88%, 07/01/32	35	50,518
America Movil SAB de CV
2.38%, 09/08/16	300	306,612
3.13%, 07/16/22	250	249,144
4.38%, 07/16/42[a]	450	438,021
5.00%, 10/16/19	300	336,332
5.00%, 03/30/20	550	614,558
6.13%, 03/30/40	100	120,546
AT&T Inc.
1.40%, 12/01/17	250	248,548
1.60%, 02/15/17[a]	500	503,475
2.50%, 08/15/15	85	86,269
2.63%, 12/01/22 (Call 09/01/22)[a]	500	480,001
2.95%, 05/15/16	200	205,876
3.00%, 02/15/22	400	397,537

Security	Principal (000s)	Value

3.88%, 08/15/21	$436	$460,208
3.90%, 03/11/24 (Call 12/11/23)[a]	500	517,103
4.35%, 06/15/45 (Call 12/15/44)	250	236,471
4.45%, 05/15/21	334	364,572
5.35%, 09/01/40	1,078	1,169,240
5.50%, 02/01/18	480	534,178
5.80%, 02/15/19	300	342,558
6.30%, 01/15/38[a]	351	425,996
6.40%, 05/15/38	202	245,092
6.50%, 09/01/37	192	238,257
6.55%, 02/15/39	675	845,801
British Telecommunications PLC
1.63%, 06/28/16	500	504,374
5.95%, 01/15/18	400	450,103
9.63%, 12/15/30	328	516,806
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	300	301,130
Cisco Systems Inc.
4.45%, 01/15/20	692	765,773
4.95%, 02/15/19	262	293,298
5.50%, 02/22/16	447	473,784
5.50%, 01/15/40	180	213,131
5.90%, 02/15/39	575	701,169
Corning Inc.
4.75%, 03/15/42	100	106,933
5.75%, 08/15/40	150	183,229
Deutsche Telekom International Finance BV
5.75%, 03/23/16	275	292,105
6.75%, 08/20/18	400	468,465
8.75%, 06/15/30	421	617,358
Embarq Corp.
8.00%, 06/01/36	300	335,250
Harris Corp.
4.40%, 12/15/20	200	216,102
6.38%, 06/15/19[a]	100	115,021
Juniper Networks Inc.
3.10%, 03/15/16	50	51,170
4.60%, 03/15/21	250	264,731
5.95%, 03/15/41[a]	50	50,228
Koninklijke KPN NV
8.38%, 10/01/30	250	347,796
Motorola Solutions Inc.
3.50%, 03/01/23	200	195,838
3.75%, 05/15/22	302	303,059
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	380,452
Orange SA
2.75%, 09/14/16	302	310,715
5.38%, 07/08/19	300	339,291
5.38%, 01/13/42	350	390,320
9.00%, 03/01/31	220	331,731
Pacific Bell Telephone Co.
7.13%, 03/15/26	250	323,156
Qwest Corp.
6.75%, 12/01/21	150	171,375
6.88%, 09/15/33 (Call 12/29/14)	57	57,285
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	428	448,475
6.80%, 08/15/18	180	210,175
Telefonica Emisiones SAU
3.19%, 04/27/18	350	363,604
3.99%, 02/16/16	55	56,962
4.57%, 04/27/23[a]	500	536,936

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.46%, 02/16/21	$200	$225,934
5.88%, 07/15/19[a]	210	241,509
6.42%, 06/20/16	250	270,167
Telefonica Europe BV
8.25%, 09/15/30	370	510,902
Verizon Communications Inc.
2.00%, 11/01/16	480	488,048
2.45%, 11/01/22 (Call 08/01/22)	400	379,550
3.50%, 11/01/21	368	378,816
3.65%, 09/14/18	2,750	2,917,161
3.85%, 11/01/42 (Call 05/01/42)	1,150	1,036,066
5.01%, 08/21/54[e]	500	521,903
5.15%, 09/15/23	850	954,214
5.85%, 09/15/35	480	560,797
6.00%, 04/01/41	402	479,425
6.10%, 04/15/18	220	251,005
6.40%, 09/15/33	1,500	1,855,490
6.40%, 02/15/38	350	433,212
6.55%, 09/15/43	2,057	2,652,034
7.75%, 12/01/30	475	654,070
Vodafone Group PLC
1.50%, 02/19/18	300	296,685
2.50%, 09/26/22	100	94,090
2.95%, 02/19/23	500	482,732
5.45%, 06/10/19	450	509,441
5.63%, 02/27/17	150	163,816
6.15%, 02/27/37	505	598,694

		38,060,004
TEXTILES — 0.08%
Cintas Corp. No. 2
2.85%, 06/01/16	350	356,390
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	253,314

		609,704
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[a]	55	55,208
Mattel Inc.
2.50%, 11/01/16	100	102,334
3.15%, 03/15/23 (Call 12/15/22)	275	270,930
4.35%, 10/01/20	100	107,143

		535,615
TRANSPORTATION — 1.50%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	162	163,892
3.45%, 09/15/21 (Call 06/15/21)	678	708,475
3.75%, 04/01/24 (Call 01/01/24)	400	416,722
4.45%, 03/15/43 (Call 09/15/42)	500	509,219
4.55%, 09/01/44 (Call 03/01/44)	200	207,757
4.90%, 04/01/44 (Call 10/01/43)	250	273,114
5.75%, 05/01/40 (Call 11/01/39)	212	255,232
6.15%, 05/01/37	37	46,506
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	151,411
5.55%, 03/01/19	300	342,449
6.38%, 11/15/37	250	343,050

Security	Principal (000s)	Value

Canadian Pacific Railway Co.
5.95%, 05/15/37	$102	$131,025
7.13%, 10/15/31	275	379,078
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	250	252,138
3.70%, 10/30/20 (Call 07/30/20)	200	209,848
4.10%, 03/15/44 (Call 09/15/43)	452	437,377
4.25%, 06/01/21 (Call 03/01/21)	50	54,295
6.15%, 05/01/37[a]	102	128,204
6.22%, 04/30/40	100	127,405
7.38%, 02/01/19	250	301,172
FedEx Corp.
2.63%, 08/01/22	750	737,137
4.00%, 01/15/24	200	211,502
8.00%, 01/15/19	92	112,894
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 (Call 02/15/23)	250	241,180
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	500	502,046
4.84%, 10/01/41	503	548,705
5.90%, 06/15/19	282	325,446
7.70%, 05/15/17	280	322,438
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	204,984
2.50%, 03/01/18 (Call 02/01/18)	200	204,009
3.50%, 06/01/17	100	104,942
3.60%, 03/01/16	30	31,037
Union Pacific Corp.
4.15%, 01/15/45 (Call 07/15/44)	100	101,111
4.16%, 07/15/22 (Call 04/15/22)	400	438,728
5.78%, 07/15/40	390	497,952
United Parcel Service Inc.
2.45%, 10/01/22	500	489,638
5.13%, 04/01/19	137	155,260
6.20%, 01/15/38	400	528,670

		11,196,048
TRUCKING & LEASING — 0.06%
GATX Corp.
3.50%, 07/15/16	250	259,770
4.85%, 06/01/21	200	220,517

		480,287
WATER — 0.07%
American Water Capital Corp.
6.59%, 10/15/37	352	465,967
Veolia Environnement SA
6.00%, 06/01/18	55	61,654

		527,621

TOTAL CORPORATE BONDS & NOTES
(Cost: $594,610,612)		618,624,906

FOREIGN GOVERNMENT OBLIGATIONS[f] — 12.82%

BRAZIL — 0.74%
Brazilian Government International Bond
2.63%, 01/05/23[a]	1,100	1,016,400
4.88%, 01/22/21	250	270,250

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.00%, 01/27/45	$200	$198,000
5.88%, 01/15/19[a]	300	339,750
6.00%, 01/17/17	250	273,375
7.13%, 01/20/37[a]	687	879,360
8.00%, 01/15/18	151	165,926
8.25%, 01/20/34[a]	275	382,250
8.75%, 02/04/25	175	240,625
10.13%, 05/15/27	800	1,264,000
11.00%, 08/17/40 (Call 08/17/15)[a]	507	543,758

		5,573,694
CANADA — 1.35%
Canada Government International Bond
0.88%, 02/14/17	400	402,035
Export Development Canada
1.00%, 05/15/17	1,000	1,005,174
Province of British Columbia
1.20%, 04/25/17	400	403,869
2.65%, 09/22/21[a]	355	367,249
7.25%, 09/01/36	300	466,297
Province of Manitoba Canada
2.10%, 09/06/22	500	491,428
4.90%, 12/06/16	150	162,661
Province of Nova Scotia
5.13%, 01/26/17	250	272,865
Province of Ontario Canada
1.10%, 10/25/17	900	898,942
1.20%, 02/14/18	600	598,006
1.60%, 09/21/16	400	406,787
2.30%, 05/10/16	600	615,957
4.00%, 10/07/19	800	880,481
4.40%, 04/14/20[a]	450	505,136
4.95%, 11/28/16	850	920,332
Province of Quebec Canada
2.75%, 08/25/21	75	76,937
3.50%, 07/29/20	305	328,995
5.00%, 03/01/16	270	285,304
5.13%, 11/14/16	188	204,098
7.50%, 09/15/29	570	831,727

		10,124,280
CHILE — 0.08%
Chile Government International Bond
3.25%, 09/14/21[a]	300	310,950
3.88%, 08/05/20	250	268,750

		579,700
COLOMBIA — 0.41%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)[a]	500	470,250
4.38%, 07/12/21[a]	400	426,600
6.13%, 01/18/41[a]	500	598,750
7.38%, 01/27/17	500	561,250
7.38%, 03/18/19	200	239,000
7.38%, 09/18/37[a]	550	743,875

		3,039,725

Security	Principal (000s)	Value

GERMANY — 0.12%
FMS Wertmanagement AoeR
0.63%, 04/18/16	$400	$401,342
1.63%, 11/20/18	500	504,393

		905,735
ISRAEL — 0.13%
Israel Government International Bond
4.50%, 01/30/43	500	510,000
5.13%, 03/26/19	405	462,105

		972,105
ITALY — 0.22%
Italy Government International Bond
5.25%, 09/20/16	350	375,901
5.38%, 06/12/17	500	548,596
5.38%, 06/15/33	500	592,383
6.88%, 09/27/23	125	160,104

		1,676,984
JAPAN — 0.44%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	600	602,541
1.75%, 05/29/19	300	301,674
2.50%, 05/18/16	500	514,510
Japan Finance Corp.
2.13%, 02/07/19	1,000	1,023,958
2.50%, 01/21/16	300	307,021
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500	549,473

		3,299,177
MEXICO — 0.78%
Mexico Government International Bond
3.63%, 03/15/22[a]	200	206,500
4.75%, 03/08/44[a]	1,250	1,287,500
5.13%, 01/15/20	110	122,815
5.63%, 01/15/17	950	1,035,500
5.95%, 03/19/19	165	188,760
6.05%, 01/11/40[a]	1,400	1,704,500
6.75%, 09/27/34[a]	500	650,000
7.50%, 04/08/33	120	166,200
11.38%, 09/15/16	400	475,400

		5,837,175
PANAMA — 0.20%
Panama Government International Bond
5.20%, 01/30/20[a]	500	552,500
6.70%, 01/26/36	725	913,500

		1,466,000
PERU — 0.25%
Peruvian Government International Bond
5.63%, 11/18/50	250	291,875
6.55%, 03/14/37	250	322,500

122

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

7.13%, 03/30/19[a]	$150	$180,750
7.35%, 07/21/25[a]	400	533,000
8.38%, 05/03/16	250	276,250
8.75%, 11/21/33[a]	155	241,025

		1,845,400
PHILIPPINES — 0.44%
Philippine Government International Bond
4.00%, 01/15/21[a]	800	867,000
6.38%, 10/23/34	1,800	2,400,750

		3,267,750
POLAND — 0.34%
Poland Government International Bond
3.88%, 07/16/15	600	612,600
4.00%, 01/22/24	500	526,875
5.00%, 10/19/15	150	156,000
5.00%, 03/23/22[a]	355	400,699
5.13%, 04/21/21[a]	300	339,093
6.38%, 07/15/19	425	502,648

		2,537,915
SOUTH AFRICA — 0.25%
South Africa Government International Bond
4.67%, 01/17/24[a]	700	735,238
5.38%, 07/24/44	200	212,500
5.50%, 03/09/20	300	330,354
6.88%, 05/27/19	500	576,900

		1,854,992
SOUTH KOREA — 0.40%
Export-Import Bank of Korea
3.25%, 08/12/26	200	201,830
4.00%, 01/11/17	500	527,223
4.13%, 09/09/15	300	308,081
5.00%, 04/11/22	500	568,580
5.13%, 06/29/20	200	227,043
Republic of Korea
4.13%, 06/10/44	250	286,410
7.13%, 04/16/19	750	912,284

		3,031,451
SUPRANATIONAL — 5.47%
African Development Bank
0.88%, 03/15/18	420	416,337
1.25%, 09/02/16	620	627,696
2.38%, 09/23/21	109	111,498
Asian Development Bank
0.50%, 06/20/16	830	831,085
1.13%, 03/15/17	1,050	1,060,057
1.75%, 03/21/19[a]	1,000	1,012,430
1.88%, 10/23/18	205	209,092
2.50%, 03/15/16	600	616,579
Corp. Andina de Fomento
4.38%, 06/15/22	609	656,777
Council of Europe Development Bank
1.00%, 03/07/18	350	348,364
1.50%, 02/22/17	650	661,050

Security	Principal (000s)	Value

European Bank for Reconstruction & Development
1.00%, 02/16/17	$600	$604,304
1.38%, 10/20/16	800	811,950
1.75%, 06/14/19	1,000	1,010,005
European Investment Bank
0.50%, 08/15/16	500	500,125
0.63%, 04/15/16	3,450	3,462,915
1.00%, 12/15/17[a]	900	899,830
1.00%, 06/15/18	2,100	2,084,695
1.13%, 09/15/17	1,850	1,861,598
1.38%, 10/20/15	150	151,537
1.63%, 09/01/15[a]	240	242,511
2.13%, 07/15/16	500	513,473
2.25%, 03/15/16	700	717,194
2.50%, 05/16/16	750	772,956
2.50%, 04/15/21	700	723,672
2.88%, 09/15/20	630	666,475
4.00%, 02/16/21	1,400	1,573,170
4.88%, 01/17/17	120	130,624
4.88%, 02/15/36	250	318,183
5.13%, 05/30/17	210	232,410
Inter-American Development Bank
0.88%, 03/15/18	900	892,439
1.13%, 03/15/17	1,525	1,539,953
1.38%, 10/18/16	475	482,387
3.00%, 02/21/24	1,250	1,323,959
3.88%, 02/14/20	600	664,937
4.38%, 01/24/44	200	239,055
5.13%, 09/13/16	305	329,819
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,500	1,505,798
1.00%, 09/15/16	950	958,080
1.13%, 07/18/17[a]	1,500	1,514,148
1.88%, 03/15/19	1,000	1,018,224
2.13%, 03/15/16[a]	900	921,030
7.63%, 01/19/23	1,050	1,472,342
International Finance Corp.
1.13%, 11/23/16	850	859,068
1.75%, 09/16/19	1,250	1,260,291
2.13%, 11/17/17	400	412,938
2.25%, 04/11/16	400	410,267
Nordic Investment Bank
0.75%, 01/17/18	650	643,504
1.00%, 03/07/17	42	42,281
2.25%, 03/15/16	600	614,347

		40,933,459
SWEDEN — 0.18%
Svensk Exportkredit AB
1.13%, 04/05/18	900	896,583
5.13%, 03/01/17	385	422,040

		1,318,623
TURKEY — 0.84%
Turkey Government International Bond
3.25%, 03/23/23[a]	2,250	2,143,125
4.88%, 04/16/43[a]	2,100	2,106,993
6.63%, 02/17/45	400	497,368
6.75%, 04/03/18	1,000	1,125,610
7.50%, 07/14/17	400	450,868

		6,323,964

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

URUGUAY — 0.18%
Uruguay Government International Bond
4.50%, 08/14/24[a]	$1,250	$1,325,000

		1,325,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $94,253,061)		95,913,129

MUNICIPAL DEBT OBLIGATIONS — 3.30%

ARIZONA — 0.04%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	250	294,210

		294,210
CALIFORNIA — 0.99%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	300	417,504
6.91%, 10/01/50	100	143,314
Series S1
7.04%, 04/01/50	30	43,623
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	225	286,621
County of Sonoma CA RB
Series A
6.00%, 12/01/29 (GTD)	250	289,445
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	180	237,398
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	200	288,778
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	60	74,959
Los Angeles County Public Works Financing Authority RB BAB
7.49%, 08/01/33	40	52,874
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	155	222,420
6.60%, 07/01/50	165	239,585
Los Angeles Unified School District/CA GO BAB
6.76%, 07/01/34	400	552,224
Orange County Local Transportation Authority RB BAB
Series A
6.91%, 02/15/41	100	141,618
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	150	204,198
San Diego County Water Authority RB BAB
6.14%, 05/01/49	100	133,230
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	100	122,094
State of California GO
6.20%, 03/01/19	400	468,008
State of California GO BAB
5.70%, 11/01/21	200	234,214
7.50%, 04/01/34	450	655,848
7.55%, 04/01/39	520	785,216

Security	Principal (000s)	Value

7.60%, 11/01/40	$665	$1,021,660
7.70%, 11/01/30 (Call 11/01/20)	100	125,979
University of California RB BAB
5.77%, 05/15/43	450	561,807
5.95%, 05/15/45	100	125,745

		7,428,362
COLORADO — 0.02%
Colorado Bridge Enterprise RB BAB
Series A
6.08%, 12/01/40	100	132,299

		132,299
CONNECTICUT — 0.05%
State of Connecticut GO
Series A
5.85%, 03/15/32	300	373,119

		373,119
GEORGIA — 0.09%
Municipal Electric Authority of Georgia RB BAB Project J, Series 2010A
6.64%, 04/01/57	250	327,438
Project M, Series 2010A
6.66%, 04/01/57	200	258,082
State of Georgia GO BAB
Series H
4.50%, 11/01/25	100	110,893

		696,413
ILLINOIS — 0.46%
Chicago Board of Education GO BAB
Series E
6.14%, 12/01/39	125	124,143
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	340	424,279
City of Chicago IL GO
Series C
7.78%, 01/01/35	125	150,695
City of Chicago IL Wastewater Transmission Revenue RB BAB
Series B
6.90%, 01/01/40	105	138,787
City of Chicago IL Waterworks Revenue RB BAB
Series B
6.74%, 11/01/40	50	65,121
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	200	247,042
State of Illinois GO
4.95%, 06/01/23	250	261,670
5.10%, 06/01/33	250	246,232
5.37%, 03/01/17	250	269,000
5.88%, 03/01/19	210	233,476
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	111,554
Series 5
7.35%, 07/01/35	1,000	1,168,360

		3,440,359

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

MASSACHUSETTS — 0.10%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	$230	$253,851
Series E
4.20%, 12/01/21	85	93,502
Commonwealth of Massachusetts RB BAB
Series A
5.73%, 06/01/40	100	128,661
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	205	258,728

		734,742
MISSISSIPPI — 0.02%
State of Mississippi GO BAB
5.25%, 11/01/34	100	117,741

		117,741
MISSOURI — 0.01%
University of Missouri RB BAB
5.79%, 11/01/41	40	52,794

		52,794
NEVADA — 0.01%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45	40	57,310

		57,310
NEW JERSEY — 0.29%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	300	386,328
Series B
0.00%, 02/15/20 (AGM)	300	254,829
0.00%, 02/15/23 (AGM)	120	86,395
0.00%, 02/15/24 (AGM)	250	169,998
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	77	109,730
Series F
7.41%, 01/01/40	335	496,510
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	250	288,503
6.10%, 12/15/28 (Call 12/15/20)	250	277,190
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	100	125,466

		2,194,949
NEW YORK — 0.50%
City of New York NY GO BAB
5.85%, 06/01/40	250	317,880
5.97%, 03/01/36	150	190,064

Security	Principal (000s)	Value

Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	$250	$382,132
Series C-1
6.69%, 11/15/40	30	40,783
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	205	252,505
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	125	155,585
5.72%, 06/15/42	350	452,588
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	250	307,173
Series H
5.43%, 03/15/39	200	242,698
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	275	338,475
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	50	50,627
4.93%, 10/01/51 (GOI)	250	279,325
5.86%, 12/01/24 (GOI)	325	405,164
6.04%, 12/01/29 (GOI)	250	315,948

		3,730,947
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	100	104,437

		104,437
OHIO — 0.13%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	195	287,527
8.08%, 02/15/50	100	159,457
Series E
6.27%, 02/15/50	100	126,847
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	100	114,754
Ohio State University (The) RB BAB
4.91%, 06/01/40	250	295,975

		984,560
OREGON — 0.12%
State of Oregon Department of Transportation RB BAB
Series 2010A
5.83%, 11/15/34	250	318,922
State of Oregon GO
5.76%, 06/01/23	250	294,660
5.89%, 06/01/27[a]	200	250,196

		863,778
PENNSYLVANIA — 0.05%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	300	335,715
Pennsylvania Turnpike Commission RB BAB
Series B
5.51%, 12/01/45	40	48,337

		384,052

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

TEXAS — 0.33%
City of Houston TX GOL
Series A
6.29%, 03/01/32	$150	$189,176
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41	250	323,505
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	300	401,271
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	100	126,679
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	250	352,197
State of Texas GO BAB
5.52%, 04/01/39	300	388,923
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26	100	117,124
5.18%, 04/01/30	250	298,472
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	225	259,486

		2,456,833
UTAH — 0.01%
State of Utah GO BAB
Series D
4.55%, 07/01/24	75	84,895

		84,895
WASHINGTON — 0.05%
State of Washington GO BAB
Series D
5.48%, 08/01/39	250	307,525
Washington State Convention Center Public Facilities District RB BAB
6.79%, 07/01/40	50	62,497

		370,022
WISCONSIN — 0.02%
State of Wisconsin RB
Series A
5.70%, 05/01/26 (AGM)	125	149,480

		149,480

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $21,430,388)		24,651,302

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 8.83%

MONEY MARKET FUNDS — 8.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,g,h]	57,367	$57,367,460
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,g,h]	5,373	5,373,026
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,g]	3,326	3,325,691

		66,066,177

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,066,177)		66,066,177

TOTAL INVESTMENTS IN SECURITIES — 107.64%
(Cost: $776,360,238)		805,255,514
Other Assets, Less Liabilities — (7.64)%		(57,146,039)

NET ASSETS — 100.00%		$748,109,475

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

126

Schedule of Investments  (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 35.04%

ADVERTISING — 0.06%
Omnicom Group Inc.
3.63%, 05/01/22	$25	$25,703
WPP Finance 2010
4.75%, 11/21/21	50	54,660

		80,363
AEROSPACE & DEFENSE — 0.46%
Boeing Co. (The)
0.95%, 05/15/18	75	73,603
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	50	46,853
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	54,468
Lockheed Martin Corp.
4.07%, 12/15/42	50	49,382
Northrop Grumman Corp.
3.50%, 03/15/21	75	78,202
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	25	24,295
3.13%, 10/15/20	60	62,018
United Technologies Corp.
1.80%, 06/01/17	60	61,094
3.10%, 06/01/22	60	61,556
4.50%, 06/01/42	50	54,368
6.05%, 06/01/36	26	33,572

		599,411
AGRICULTURE — 0.42%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	100	100,986
5.38%, 01/31/44	50	55,625
10.20%, 02/06/39	20	34,433
Archer-Daniels-Midland Co.
4.54%, 03/26/42	50	52,580
5.38%, 09/15/35	36	41,853
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	20	20,728
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	60	60,714
Philip Morris International Inc.
2.50%, 08/22/22	25	24,286
4.88%, 11/15/43	50	54,604
5.65%, 05/16/18	40	45,248
6.38%, 05/16/38	25	31,685
Reynolds American Inc.
7.25%, 06/15/37	26	32,563

		555,305

Security	Principal (000s)	Value

AIRLINES — 0.10%
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	$41	$44,186
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	34	36,118
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	50	50,000

		130,304
AUTO MANUFACTURERS — 0.36%
American Honda Finance Corp.
2.13%, 10/10/18	50	50,630
Daimler Finance North America LLC
8.50%, 01/18/31	50	75,658
Ford Motor Co.
7.45%, 07/16/31	85	114,791
Toyota Motor Credit Corp.
1.25%, 10/05/17	130	130,075
3.30%, 01/12/22	60	62,609
3.40%, 09/15/21	40	42,067

		475,830
AUTO PARTS & EQUIPMENT — 0.04%
Johnson Controls Inc.
4.25%, 03/01/21	50	53,637

		53,637
BANKS — 8.01%
Abbey National Treasury Services PLC/London
3.05%, 08/23/18	100	104,062
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	50	50,441
Bank of America Corp.
3.63%, 03/17/16	100	103,375
4.13%, 01/22/24	150	158,170
4.88%, 04/01/44	50	54,194
5.00%, 01/21/44	30	33,018
5.42%, 03/15/17	100	108,034
5.65%, 05/01/18	50	56,023
5.70%, 01/24/22[a]	50	58,116
5.75%, 12/01/17	100	111,333
6.05%, 05/16/16	100	106,669
6.11%, 01/29/37	100	117,823
6.40%, 08/28/17	58	65,238
6.50%, 08/01/16	100	108,694
Bank of Montreal
2.50%, 01/11/17	100	103,127
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	100	100,366
3.65%, 02/04/24 (Call 01/05/24)	25	26,091
Bank of Nova Scotia (The)
1.10%, 12/13/16	50	50,127
2.05%, 06/05/19	50	49,925
4.38%, 01/13/21	25	27,679

127

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Barclays Bank PLC
5.00%, 09/22/16	$200	$214,324
BB&T Corp.
6.85%, 04/30/19	84	100,322
BNP Paribas SA
2.40%, 12/12/18	125	126,416
5.00%, 01/15/21	20	22,585
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	20	20,003
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	50	50,152
3.50%, 06/15/23	75	75,299
Citigroup Inc.
1.55%, 08/14/17	50	49,961
2.55%, 04/08/19	75	76,067
3.38%, 03/01/23	50	50,536
5.30%, 05/06/44	50	53,302
5.38%, 08/09/20	28	31,995
5.85%, 08/02/16	100	107,725
6.00%, 10/31/33	107	124,080
6.13%, 11/21/17[a]	40	45,073
8.13%, 07/15/39	25	38,078
8.50%, 05/22/19	30	37,786
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	100	102,319
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/22	225	239,800
Credit Suisse/New York NY
5.40%, 01/14/20	50	56,400
5.30%, 08/13/19	100	113,121
6.00%, 02/15/18	50	56,087
Deutsche Bank AG/London
3.70%, 05/30/24	25	25,573
6.00%, 09/01/17	122	136,140
Fifth Third Bancorp
3.63%, 01/25/16	60	61,927
4.30%, 01/16/24 (Call 12/16/23)[a]	50	52,500
Goldman Sachs Group Inc. (The)
2.63%, 01/31/19	200	202,443
3.63%, 02/07/16	75	77,297
3.63%, 01/22/23	75	76,053
4.00%, 03/03/24	50	51,737
5.25%, 07/27/21[a]	125	140,920
6.13%, 02/15/33[a]	25	30,593
6.15%, 04/01/18	60	67,916
6.25%, 02/01/41	50	62,521
6.75%, 10/01/37	56	69,648
HSBC Holdings PLC
5.10%, 04/05/21	55	62,491
6.10%, 01/14/42	30	38,970
6.50%, 05/02/36	102	129,608
HSBC USA Inc.
3.50%, 06/23/24	100	102,739
Intesa Sanpaolo SpA
3.88%, 01/16/18[a]	200	208,856
JPMorgan Chase & Co.
1.13%, 02/26/16	100	100,790
1.80%, 01/25/18	250	251,105
2.20%, 10/22/19	150	149,203
3.63%, 05/13/24[a]	50	51,205
3.88%, 09/10/24	100	100,558
4.25%, 10/15/20	120	129,661
5.60%, 07/15/41	105	126,231

Security	Principal (000s)	Value

KeyCorp
5.10%, 03/24/21	$50	$56,316
KfW
0.50%, 04/19/16	150	150,288
0.63%, 12/15/16	100	100,020
1.88%, 04/01/19	250	254,380
2.13%, 01/17/23	150	149,341
2.63%, 01/25/22	100	103,851
2.75%, 09/08/20	150	157,804
5.13%, 03/14/16	105	111,445
Korea Development Bank (The)
1.50%, 01/22/18	200	198,226
Landwirtschaftliche Rentenbank
1.00%, 04/04/18[a]	100	99,424
5.00%, 11/08/16[a]	142	153,974
Lloyds Bank PLC
4.20%, 03/28/17	60	64,058
Morgan Stanley
3.70%, 10/23/24[a]	115	116,564
4.75%, 03/22/17	20	21,469
4.88%, 11/01/22	50	53,730
5.45%, 01/09/17	200	216,749
5.50%, 07/24/20	100	113,700
6.38%, 07/24/42	75	97,904
MUFG Americas Holdings Corp.
3.50%, 06/18/22	50	51,589
Northern Trust Corp.
2.38%, 08/02/22	40	38,980
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	100	109,899
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	100	102,880
3.30%, 03/08/22 (Call 02/06/22)[b]	150	154,200
Royal Bank of Canada
2.20%, 07/27/18	25	25,472
2.30%, 07/20/16	175	179,162
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	50	57,044
State Street Corp.
3.70%, 11/20/23[a]	50	52,271
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[a]	250	250,049
Toronto-Dominion Bank (The)
2.13%, 07/02/19	100	100,085
2.38%, 10/19/16	60	61,634
U.S. Bancorp/MN
2.95%, 07/15/22 (Call 06/15/22)	100	98,682
UBS AG/Stamford CT
5.75%, 04/25/18	100	112,950
5.88%, 12/20/17	100	112,434
Wachovia Corp.
5.75%, 06/15/17	35	38,897
Wells Fargo & Co.
1.50%, 01/16/18	225	224,963
4.10%, 06/03/26	50	51,174
5.61%, 01/15/44[a]	50	57,803
5.63%, 12/11/17	90	100,923
Series M
3.45%, 02/13/23	250	251,315
Westpac Banking Corp.
1.60%, 01/12/18	100	100,378
2.25%, 07/30/18	50	50,874

128

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Zions BanCorp.
4.50%, 06/13/23 (Call 05/11/23)	$3	$3,164

		10,496,686
BEVERAGES — 0.70%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	115	114,141
2.63%, 01/17/23[a]	50	48,495
4.63%, 02/01/44	25	26,450
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,395
5.00%, 04/15/20	20	22,546
7.75%, 01/15/19	60	73,118
8.20%, 01/15/39	30	46,144
Coca-Cola Co. (The)
1.65%, 11/01/18	175	175,229
3.30%, 09/01/21	50	52,104
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	25	24,279
5.88%, 09/30/36	41	50,987
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	51,191
Molson Coors Brewing Co.
3.50%, 05/01/22[a]	50	50,601
PepsiCo Inc.
1.25%, 08/13/17	20	19,953
2.75%, 03/01/23	50	48,964
5.50%, 01/15/40	50	59,462
7.90%, 11/01/18	30	36,692

		919,751
BIOTECHNOLOGY — 0.39%
Amgen Inc.
2.13%, 05/15/17	75	76,218
2.20%, 05/22/19 (Call 04/22/19)	125	124,655
3.63%, 05/15/22 (Call 02/15/22)	25	25,687
5.15%, 11/15/41 (Call 05/15/41)	60	65,165
5.38%, 05/15/43 (Call 11/15/42)	50	55,934
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	50	50,703
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	25	27,534
4.80%, 04/01/44 (Call 10/01/43)	75	80,966

		506,862
BUILDING MATERIALS — 0.06%
CRH America Inc.
8.13%, 07/15/18	50	60,248
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	20	20,272

		80,520
CHEMICALS — 0.77%
Agrium Inc.
3.50%, 06/01/23 (Call 03/01/23)	25	24,790
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	25	24,721
2.90%, 11/15/22 (Call 08/15/22)	50	48,969

Security	Principal (000s)	Value

CF Industries Inc.
5.38%, 03/15/44	$25	$26,653
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	25	24,607
4.13%, 11/15/21 (Call 08/15/21)	50	53,096
4.25%, 11/15/20 (Call 08/15/20)[a]	50	53,922
5.25%, 11/15/41 (Call 05/15/41)	20	21,767
E.I. du Pont de Nemours & Co.
2.80%, 02/15/23[a]	50	49,149
4.25%, 04/01/21	75	82,064
Eastman Chemical Co.
3.00%, 12/15/15	50	51,129
Ecolab Inc.
3.00%, 12/08/16	50	51,828
LYB International Finance BV
4.00%, 07/15/23	50	52,127
5.25%, 07/15/43	50	55,184
Monsanto Co.
2.75%, 04/15/16	50	51,318
3.38%, 07/15/24 (Call 04/15/24)[a]	25	25,320
4.40%, 07/15/44 (Call 01/15/44)[a]	50	51,118
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	20	22,325
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	30	31,508
5.63%, 12/01/40	30	36,107
PPG Industries Inc.
3.60%, 11/15/20	50	52,586
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	75	73,318
Sherwin-Williams Co. (The)
1.35%, 12/15/17[a]	50	49,809

		1,013,415
COMMERCIAL SERVICES — 0.06%
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	50	51,112
Western Union Co. (The)
5.25%, 04/01/20[a]	28	30,789

		81,901
COMPUTERS — 0.82%
Apple Inc.
1.00%, 05/03/18	250	246,296
3.45%, 05/06/24	55	57,315
3.85%, 05/04/43	75	73,038
Computer Sciences Corp.
4.45%, 09/15/22[a]	25	25,668
EMC Corp./MA
2.65%, 06/01/20	60	59,771
Hewlett-Packard Co.
3.75%, 12/01/20	50	51,119
6.00%, 09/15/41	50	54,860
International Business Machines Corp.
1.25%, 02/08/18	400	397,575
5.60%, 11/30/39	6	7,277
Seagate HDD Cayman
3.75%, 11/15/18[c]	100	103,000

		1,075,919

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.09%
Colgate-Palmolive Co.
1.30%, 01/15/17	$60	$60,467
Procter & Gamble Co. (The)
3.10%, 08/15/23	20	20,467
5.55%, 03/05/37[a]	30	38,022

		118,956
DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
5.13%, 03/01/21	25	27,415
Ingram Micro Inc.
5.25%, 09/01/17	15	16,327

		43,742
DIVERSIFIED FINANCIAL SERVICES — 1.87%
American Express Co.
4.05%, 12/03/42	44	43,027
American Express Credit Corp.
1.55%, 09/22/17	35	35,116
2.38%, 03/24/17	50	51,303
2.80%, 09/19/16	50	51,707
Ameriprise Financial Inc.
3.70%, 10/15/24	50	51,054
5.30%, 03/15/20	50	57,066
Associates Corp. of North America
6.95%, 11/01/18	83	97,869
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17[a]	50	54,274
Charles Schwab Corp. (The)
2.20%, 07/25/18 (Call 06/25/18)	100	101,531
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	25	29,924
Credit Suisse USA Inc.
5.38%, 03/02/16	42	44,355
Discover Financial Services
5.20%, 04/27/22	50	55,173
Ford Motor Credit Co. LLC
4.21%, 04/15/16	400	416,522
General Electric Capital Corp.
2.30%, 04/27/17[a]	165	169,969
3.45%, 05/15/24 (Call 02/13/24)[a]	150	154,838
5.50%, 01/08/20	100	115,816
5.63%, 09/15/17	153	171,023
5.88%, 01/14/38	72	89,054
Series A
6.75%, 03/15/32	98	131,618
HSBC Finance Corp.
6.68%, 01/15/21	67	79,257
Jefferies Group LLC
5.13%, 04/13/18[a]	20	21,715
5.13%, 01/20/23[a]	25	26,854
6.50%, 01/20/43	25	28,109
8.50%, 07/15/19	37	45,621
Murray Street Investment Trust I
4.65%, 03/09/17[d]	130	139,021
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	50	49,930
3.05%, 02/15/22 (Call 11/15/21)	30	30,328

Security	Principal (000s)	Value

Nomura Holdings Inc.
4.13%, 01/19/16	$60	$61,994
ORIX Corp.
3.75%, 03/09/17	50	52,252

		2,456,320
ELECTRIC — 2.29%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	60	59,107
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	30	30,320
6.38%, 04/01/36	25	31,524
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	35	38,841
6.13%, 04/01/36	62	76,355
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	27,682
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	52,466
Commonwealth Edison Co.
4.60%, 08/15/43 (Call 02/15/43)	75	81,299
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	60	70,607
Consumers Energy Co.
6.70%, 09/15/19	55	65,622
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	14,645
Dominion Resources Inc./VA
7.00%, 06/15/38	50	66,574
8.88%, 01/15/19	50	62,733
Series C
4.90%, 08/01/41 (Call 02/01/41)	30	31,905
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	50	52,500
DTE Energy Co.
Series C
3.50%, 06/01/24 (Call 03/01/24)[a]	100	100,826
Duke Energy Carolinas LLC
4.25%, 12/15/41 (Call 06/15/41)	75	76,994
Duke Energy Indiana Inc.
6.45%, 04/01/39	50	66,717
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	60	63,290
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	50	52,277
5.20%, 10/01/19	50	55,256
FirstEnergy Solutions Corp.
6.80%, 08/15/39	35	37,015
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)[a]	75	74,941
5.95%, 02/01/38	19	24,174
Georgia Power Co.
4.30%, 03/15/42	50	50,929
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[a,d]	40	44,726
Hydro-Quebec
2.00%, 06/30/16	70	71,600
Indiana Michigan Power Co.
7.00%, 03/15/19	24	28,575
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	15	17,348

130

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Louisville Gas & Electric Co.
4.65%, 11/15/43 (Call 05/15/43)	$50	$53,156
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	50	50,934
Mississippi Power Co.
2.35%, 10/15/16	20	20,476
Nevada Power Co.
6.50%, 08/01/18	20	23,270
Nisource Finance Corp.
6.13%, 03/01/22[a]	100	118,463
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	75	71,161
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	61	76,625
Pacific Gas & Electric Co.
5.13%, 11/15/43 (Call 05/15/43)	50	54,436
6.05%, 03/01/34	75	92,680
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	50	53,619
4.10%, 02/01/42 (Call 08/01/41)	30	29,927
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	54,458
7.75%, 03/01/31	50	70,054
PSEG Power LLC
8.63%, 04/15/31[a]	61	86,246
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	50	51,489
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[a]	75	85,825
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	25	26,079
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	51,454
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	25	26,789
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	40	39,575
6.00%, 01/15/34	42	52,666
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	50	49,763
Southern Power Co.
5.15%, 09/15/41	30	33,191
TransAlta Corp.
1.90%, 06/03/17	50	49,722
Virginia Electric and Power Co.
2.75%, 03/15/23 (Call 12/15/22)	50	48,816
Xcel Energy Inc.
6.50%, 07/01/36	75	97,237

		2,994,959
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
4.25%, 11/15/20[a]	30	33,018

		33,018
ELECTRONICS — 0.19%
Honeywell International Inc.
5.00%, 02/15/19	50	56,116
Koninklijke Philips NV
3.75%, 03/15/22	60	62,344

Security	Principal (000s)	Value

Thermo Fisher Scientific Inc.
1.30%, 02/01/17	$50	$49,916
3.15%, 01/15/23 (Call 10/15/22)	50	49,133
3.60%, 08/15/21 (Call 05/15/21)	30	30,915

		248,424
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance USA Inc.
2.88%, 05/08/22	50	50,131

		50,131
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)	25	27,596
5.50%, 09/15/19	75	85,437
Waste Management Inc.
2.60%, 09/01/16	60	61,594
7.00%, 07/15/28	21	27,972

		202,599
FOOD — 0.66%
Campbell Soup Co.
3.05%, 07/15/17	50	51,947
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	50	50,270
Delhaize Group SA
4.13%, 04/10/19	40	42,319
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	50	51,183
Hershey Co. (The)
4.13%, 12/01/20	50	54,866
Kellogg Co.
4.15%, 11/15/19	70	76,185
Kraft Foods Group Inc.
2.25%, 06/05/17	100	102,068
5.00%, 06/04/42	50	53,799
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	50	53,346
Mondelez International Inc.
6.13%, 02/01/18	50	56,700
6.50%, 02/09/40	35	45,388
Safeway Inc.
3.95%, 08/15/20	50	50,563
Sysco Corp.
5.25%, 02/12/18	50	55,574
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	53,290
Unilever Capital Corp.
5.90%, 11/15/32	50	66,978

		864,476
FOREST PRODUCTS & PAPER — 0.16%
Georgia-Pacific LLC
8.00%, 01/15/24	50	66,903
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	50	49,659
7.30%, 11/15/39	35	46,011

131

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	$50	$48,594

		211,167
GAS — 0.12%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	15	18,431
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	25	25,255
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	55	57,920
6.00%, 10/15/39	20	24,479
9.80%, 02/15/19	25	32,293

		158,378
HEALTH CARE — PRODUCTS — 0.42%
Baxter International Inc.
1.85%, 01/15/17	80	81,240
3.20%, 06/15/23 (Call 03/15/23)	40	40,304
Becton, Dickinson and Co.
3.13%, 11/08/21	50	50,184
Boston Scientific Corp.
6.00%, 01/15/20	30	34,235
6.40%, 06/15/16	40	43,121
CareFusion Corp.
3.88%, 05/15/24 (Call 02/15/24)	35	35,624
Covidien International Finance SA
4.20%, 06/15/20	50	54,222
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)[a]	25	24,048
3.13%, 03/15/22 (Call 12/15/21)	50	50,313
4.50%, 03/15/42 (Call 09/15/41)	20	20,487
St. Jude Medical Inc.
2.50%, 01/15/16	50	50,968
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	60	59,900

		544,646
HEALTH CARE — SERVICES — 0.55%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	25	25,245
6.75%, 12/15/37	60	78,567
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	60	63,180
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	75	73,719
7.20%, 06/15/18	25	29,368
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	50	51,120
Quest Diagnostics Inc.
4.70%, 04/01/21	50	53,893
UnitedHealth Group Inc.
1.40%, 10/15/17	50	50,198
1.63%, 03/15/19	50	49,364
2.88%, 03/15/23	20	19,824
4.25%, 03/15/43 (Call 09/15/42)	25	25,061
5.80%, 03/15/36	51	62,284
WellPoint Inc.
2.30%, 07/15/18	100	101,094

Security	Principal (000s)	Value

5.85%, 01/15/36	$30	$36,199

		719,116
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
3.70%, 03/01/23[a]	25	25,633

		25,633
HOUSEHOLD PRODUCTS & WARES — 0.11%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	49,842
Kimberly-Clark Corp.
3.70%, 06/01/43	25	23,671
6.13%, 08/01/17	63	71,013

		144,526
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
2.05%, 12/01/17	50	50,132

		50,132
INSURANCE — 1.22%
ACE INA Holdings Inc.
2.70%, 03/13/23	50	48,850
Aflac Inc.
8.50%, 05/15/19	50	63,116
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	25,134
Allstate Corp. (The)
5.55%, 05/09/35	32	38,454
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)[a]	100	100,839
5.45%, 05/18/17	40	43,860
5.85%, 01/16/18	20	22,512
6.40%, 12/15/20	75	89,880
8.18%, 05/15/68 (Call 05/15/38)[e]	60	82,800
Aon PLC
4.25%, 12/12/42[a]	50	47,147
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	100	100,485
4.30%, 05/15/43[a]	50	51,120
Berkshire Hathaway Inc.
3.00%, 02/11/23[a]	50	50,377
Chubb Corp. (The)
5.75%, 05/15/18	25	28,397
6.50%, 05/15/38	25	34,148
CNA Financial Corp.
5.88%, 08/15/20	25	28,706
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	28,313
Lincoln National Corp.
4.20%, 03/15/22[a]	30	31,844
8.75%, 07/01/19	30	37,989
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	75	75,917
MetLife Inc.
4.13%, 08/13/42	50	49,107
4.88%, 11/13/43	80	87,366

132

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Montpelier Re Holdings Ltd.
4.70%, 10/15/22	$30	$30,903
Principal Financial Group Inc.
4.63%, 09/15/42	30	31,248
Progressive Corp. (The)
3.75%, 08/23/21	50	53,381
Prudential Financial Inc.
4.50%, 11/16/21	75	81,548
5.63%, 06/15/43 (Call 06/15/23)[e]	85	87,337
5.70%, 12/14/36[a]	26	30,474
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	54,059
5.80%, 05/15/18	30	34,127
XL Group PLC
6.50%, 12/31/49 (Call 04/15/17)[e]	25	23,937

		1,593,375
INTERNET — 0.13%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	47,598
eBay Inc.
1.35%, 07/15/17	50	49,668
4.00%, 07/15/42 (Call 01/15/42)	25	21,767
Google Inc.
3.63%, 05/19/21	50	53,973

		173,006
IRON & STEEL — 0.13%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	50	52,383
Vale Overseas Ltd.
6.88%, 11/21/36	35	38,236
6.88%, 11/10/39	75	82,346

		172,965
LODGING — 0.02%
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	20,418

		20,418
MACHINERY — 0.32%
Caterpillar Financial Services Corp.
2.25%, 12/01/19	100	100,684
Caterpillar Inc.
3.80%, 08/15/42[a]	105	101,297
5.70%, 08/15/16	34	36,778
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	49,294
John Deere Capital Corp.
1.40%, 03/15/17	60	60,434
3.90%, 07/12/21[a]	45	48,545
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	20	19,557

		416,589

Security	Principal (000s)	Value

MANUFACTURING — 0.47%
3M Co.
5.70%, 03/15/37	$25	$31,637
Danaher Corp.
2.30%, 06/23/16	50	51,111
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	25	30,090
Eaton Corp.
2.75%, 11/02/22	50	48,863
4.00%, 11/02/32	50	50,223
General Electric Co.
2.70%, 10/09/22	50	49,839
4.13%, 10/09/42	20	20,434
4.50%, 03/11/44	75	81,228
5.25%, 12/06/17	50	55,585
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	26,196
3.90%, 09/01/42 (Call 03/01/42)	15	14,590
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	50	58,652
Pentair Finance SA
2.65%, 12/01/19	20	20,042
Textron Inc.
3.65%, 03/01/21[a]	20	20,524
Tyco Electronics Group SA
6.55%, 10/01/17	50	56,695

		615,709
MEDIA — 1.66%
21st Century Fox America Inc.
3.00%, 09/15/22	150	148,805
6.15%, 02/15/41	65	81,229
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)[a]	50	49,887
Comcast Corp.
2.85%, 01/15/23	10	9,967
3.13%, 07/15/22	25	25,579
3.60%, 03/01/24[a]	20	20,871
4.65%, 07/15/42	25	26,427
5.70%, 07/01/19	100	115,579
6.45%, 03/15/37	42	54,754
6.55%, 07/01/39	15	20,049
6.95%, 08/15/37	40	54,942
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	25	25,550
3.80%, 03/15/22	100	102,523
5.00%, 03/01/21	25	27,611
5.15%, 03/15/42	50	51,372
Discovery Communications LLC
3.25%, 04/01/23	75	73,410
3.30%, 05/15/22	75	75,021
5.05%, 06/01/20	20	22,134
Historic TW Inc.
6.88%, 06/15/18	50	58,240
NBCUniversal Media LLC
2.88%, 04/01/16	100	102,904
5.95%, 04/01/41	60	75,567
Thomson Reuters Corp.
1.30%, 02/23/17	50	49,968
4.30%, 11/23/23 (Call 08/23/23)	50	52,889

133

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Time Warner Cable Inc.
5.50%, 09/01/41 (Call 03/01/41)	$50	$56,691
5.85%, 05/01/17	50	55,031
6.55%, 05/01/37	56	71,219
6.75%, 06/15/39	35	45,292
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	50	50,136
4.05%, 12/15/23	50	52,250
7.70%, 05/01/32	102	142,726
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	50	50,417
4.25%, 09/01/23 (Call 06/01/23)	75	78,009
5.25%, 04/01/44 (Call 10/01/43)	50	52,805
Walt Disney Co. (The)
1.13%, 02/15/17	150	150,574
2.55%, 02/15/22	50	49,687

		2,180,115
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
0.70%, 12/20/15	50	50,098

		50,098
MINING — 0.61%
Barrick Gold Corp.
3.85%, 04/01/22	60	58,331
Barrick North America Finance LLC
4.40%, 05/30/21	35	35,904
5.75%, 05/01/43[a]	25	25,121
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	50	50,655
2.88%, 02/24/22[a]	50	49,932
3.85%, 09/30/23	25	26,210
5.00%, 09/30/43	50	56,332
Freeport-McMoRan Inc.
3.10%, 03/15/20[a]	50	49,672
3.55%, 03/01/22 (Call 12/01/21)[a]	25	24,335
5.45%, 03/15/43 (Call 09/15/42)	50	49,890
Newmont Mining Corp.
6.25%, 10/01/39	50	49,283
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	45	47,895
9.00%, 05/01/19	28	35,787
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	100	100,471
Southern Copper Corp.
6.75%, 04/16/40	25	27,133
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	50	47,048
4.50%, 01/15/21 (Call 10/15/20)[a]	40	41,471
5.40%, 02/01/43 (Call 08/01/42)	25	22,611

		798,081
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	25	25,554
Xerox Corp.
5.63%, 12/15/19	75	85,061

		110,615

Security	Principal (000s)	Value

OIL & GAS — 3.04%
Anadarko Petroleum Corp.
5.95%, 09/15/16	$22	$23,797
6.38%, 09/15/17	50	56,209
6.45%, 09/15/36	50	61,263
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	25	23,472
4.75%, 04/15/43 (Call 10/15/42)	75	73,115
BP Capital Markets PLC
3.25%, 05/06/22	50	50,162
3.56%, 11/01/21	60	61,801
4.50%, 10/01/20	120	131,207
Canadian Natural Resources Ltd.
6.25%, 03/15/38	36	42,452
Cenovus Energy Inc.
6.75%, 11/15/39	50	61,450
Chevron Corp.
3.19%, 06/24/23 (Call 03/24/23)	50	50,937
4.95%, 03/03/19	100	112,169
ConocoPhillips
5.75%, 02/01/19	100	114,378
6.50%, 02/01/39	50	65,840
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	50	50,770
ConocoPhillips Holding Co.
6.95%, 04/15/29	34	45,569
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	25	25,519
5.00%, 09/15/22 (Call 03/15/17)	50	51,938
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	50	49,686
7.95%, 04/15/32	37	50,815
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	25	21,886
Ecopetrol SA
7.38%, 09/18/43[a]	50	59,125
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	50	51,880
Ensco PLC
4.70%, 03/15/21[a]	60	62,768
EOG Resources Inc.
4.10%, 02/01/21	60	64,053
EQT Corp.
4.88%, 11/15/21	25	27,113
Exxon Mobil Corp.
0.92%, 03/15/17	100	99,869
1.82%, 03/15/19 (Call 02/15/19)	15	15,087
Hess Corp.
7.13%, 03/15/33	51	65,360
Husky Energy Inc.
7.25%, 12/15/19	15	17,956
Kerr-McGee Corp.
7.88%, 09/15/31	25	33,738
Marathon Oil Corp.
6.00%, 10/01/17	48	53,502
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	25	29,802
Nabors Industries Inc.
4.63%, 09/15/21	25	25,776
Nexen Energy ULC
5.88%, 03/10/35	25	29,300

134

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

6.20%, 07/30/19	$50	$57,725
7.50%, 07/30/39	30	42,496
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	30	33,636
Noble Holding International Ltd.
5.25%, 03/15/42	25	21,268
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	50	47,978
Petrobras Global Finance BV
5.63%, 05/20/43	50	43,347
6.25%, 03/17/24	50	51,610
Petrobras International Finance Co. SA
3.50%, 02/06/17	50	49,657
5.38%, 01/27/21	50	49,943
5.75%, 01/20/20	199	204,719
Petroleos Mexicanos
4.88%, 01/18/24	50	53,125
5.50%, 06/27/44	25	25,844
5.75%, 03/01/18	50	55,188
6.63%, 06/15/35[a]	102	119,467
8.00%, 05/03/19	150	181,312
Phillips 66
4.30%, 04/01/22	50	53,347
4.65%, 11/15/34 (Call 05/15/34)	50	50,868
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	25	25,214
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	25	24,643
Shell International Finance BV
3.40%, 08/12/23	25	25,768
6.38%, 12/15/38	85	112,734
Statoil ASA
2.65%, 01/15/24[a]	100	96,249
5.25%, 04/15/19	110	125,164
Suncor Energy Inc.
6.10%, 06/01/18	75	85,603
6.50%, 06/15/38[a]	30	38,219
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	48,140
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	50	48,516
Total Capital International SA
1.50%, 02/17/17	50	50,491
Total Capital SA
4.13%, 01/28/21	50	54,029
Transocean Inc.
2.50%, 10/15/17	50	48,406
6.00%, 03/15/18	55	57,483
6.50%, 11/15/20[a]	60	59,691
Valero Energy Corp.
6.13%, 02/01/20	50	57,282
6.63%, 06/15/37	25	29,940

		3,988,866
OIL & GAS SERVICES — 0.24%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	50	51,187
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)	50	49,852
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	50,270
6.15%, 09/15/19	50	58,469

Security	Principal (000s)	Value

National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$50	$47,674
Weatherford International Ltd./Bermuda
5.95%, 04/15/42 (Call 10/17/41)	25	24,292
9.63%, 03/01/19	25	31,327

		313,071
PHARMACEUTICALS — 1.37%
Abbott Laboratories
5.30%, 05/27/40	25	29,651
AbbVie Inc.
1.75%, 11/06/17	125	125,716
4.40%, 11/06/42	50	49,484
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	75	72,992
Allergan Inc./United States
3.38%, 09/15/20	10	10,115
AstraZeneca PLC
4.00%, 09/18/42[a]	30	29,189
6.45%, 09/15/37	25	32,911
Bristol-Myers Squibb Co.
5.88%, 11/15/36	45	55,042
Cardinal Health Inc.
3.20%, 03/15/23	50	49,475
Eli Lilly & Co.
5.55%, 03/15/37	41	49,192
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	100	99,633
4.75%, 11/15/21	20	22,056
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	38	43,146
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	150	149,544
Johnson & Johnson
3.38%, 12/05/23[a]	50	53,321
4.85%, 05/15/41	30	34,869
5.55%, 08/15/17	50	56,087
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	51,155
5.70%, 03/01/17	61	66,747
Medco Health Solutions Inc.
7.13%, 03/15/18	20	23,291
Merck & Co. Inc.
1.30%, 05/18/18	90	89,409
2.40%, 09/15/22 (Call 06/15/22)	20	19,449
2.80%, 05/18/23	100	99,287
3.88%, 01/15/21 (Call 10/15/20)	20	21,498
Novartis Capital Corp.
2.40%, 09/21/22	30	29,483
3.40%, 05/06/24[a]	50	51,650
Novartis Securities Investment Ltd.
5.13%, 02/10/19	60	67,823
Pfizer Inc.
3.00%, 06/15/23[a]	175	176,373
7.20%, 03/15/39	20	28,630
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	36	43,413
Wyeth LLC
5.95%, 04/01/37	50	62,054

		1,792,685

135

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

PIPELINES — 1.15%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	$25	$26,486
5.85%, 11/15/43 (Call 05/15/43)[a]	25	25,471
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	27,293
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21 (Call 07/01/21)	50	53,449
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	60	62,451
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	50	49,024
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	75	80,774
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	60	59,588
5.10%, 02/15/45 (Call 08/15/44)	25	26,654
5.70%, 02/15/42	50	57,251
6.50%, 01/31/19	100	116,257
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	150	149,497
3.45%, 02/15/23 (Call 11/15/22)	25	24,019
5.30%, 09/15/20	50	54,799
5.50%, 03/01/44 (Call 09/01/43)[a]	25	25,016
6.50%, 02/01/37	52	57,229
Magellan Midstream Partners LP
4.25%, 02/01/21	20	21,601
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	30	30,721
3.38%, 10/01/22 (Call 07/01/22)	50	48,092
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	50	60,849
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	20	18,756
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)	25	29,145
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	25	25,314
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	25	25,752
5.00%, 10/16/43 (Call 04/16/43)	50	52,376
7.13%, 01/15/19	49	57,812
7.63%, 01/15/39	35	47,943
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	50	46,733
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	48,522
4.90%, 01/15/45 (Call 10/15/44)	50	48,132
5.25%, 03/15/20	44	48,568

		1,505,574
REAL ESTATE INVESTMENT TRUSTS — 0.92%
American Tower Corp.
5.05%, 09/01/20	50	54,669
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	49,158
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)[a]	50	50,697
4.13%, 05/15/21 (Call 02/15/21)	50	53,383

Security	Principal (000s)	Value

DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	$55	$55,758
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	75	79,859
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	50	56,124
6.70%, 01/30/18	104	119,237
Health Care REIT Inc.
2.25%, 03/15/18	50	50,546
4.13%, 04/01/19 (Call 01/01/19)	60	64,111
4.50%, 01/15/24 (Call 10/15/23)	25	26,316
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	26,590
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)[a]	25	24,728
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	50	50,291
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	52,664
ProLogis LP
6.88%, 03/15/20 (Call 12/16/19)	50	59,375
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	50	53,799
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	50	51,148
2.75%, 02/01/23 (Call 11/01/22)	75	73,300
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	110	116,162
Weyerhaeuser Co.
7.38%, 03/15/32	25	33,049

		1,200,964
RETAIL — 1.11%
Costco Wholesale Corp.
5.50%, 03/15/17	41	45,165
CVS Health Corp.
4.75%, 05/18/20 (Call 12/18/19)	25	27,683
5.30%, 12/05/43 (Call 06/05/43)	50	58,035
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	25	25,566
4.40%, 03/15/45 (Call 09/15/44)	50	52,877
5.40%, 03/01/16	62	65,689
5.88%, 12/16/36	63	79,605
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	25	25,971
Lowe’s Companies Inc.
5.00%, 09/15/43 (Call 03/15/43)	50	56,809
6.88%, 02/15/28	25	32,329
Macy’s Retail Holdings Inc.
6.38%, 03/15/37	50	62,410
McDonald’s Corp.
3.70%, 02/15/42	50	46,235
5.35%, 03/01/18	50	55,905
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	25	27,799
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)[c]	50	48,730
Target Corp.
2.30%, 06/26/19[a]	100	101,018
4.00%, 07/01/42[a]	50	49,464

136

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Wal-Mart Stores Inc.
1.95%, 12/15/18	$100	$101,029
3.25%, 10/25/20[a]	75	78,887
3.30%, 04/22/24 (Call 01/22/24)[a]	100	103,066
4.25%, 04/15/21	45	49,735
5.00%, 10/25/40	20	23,013
5.63%, 04/15/41	50	62,642
6.50%, 08/15/37	50	67,937
Walgreen Co.
3.10%, 09/15/22	25	24,751
4.40%, 09/15/42[a]	25	24,821
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	50	54,117

		1,451,288
SEMICONDUCTORS — 0.16%
Intel Corp.
1.35%, 12/15/17[a]	50	49,912
2.70%, 12/15/22	50	49,516
4.25%, 12/15/42	30	30,172
Texas Instruments Inc.
2.38%, 05/16/16	75	76,860

		206,460
SOFTWARE — 0.44%
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	25	25,389
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	50,815
Microsoft Corp.
3.75%, 05/01/43 (Call 11/01/42)[a]	50	48,343
4.00%, 02/08/21[a]	50	55,161
4.20%, 06/01/19	50	55,198
4.50%, 10/01/40	30	32,427
Oracle Corp.
1.20%, 10/15/17[a]	80	79,867
3.40%, 07/08/24 (Call 04/08/24)[a]	25	25,492
3.63%, 07/15/23	50	52,569
4.30%, 07/08/34 (Call 01/08/34)	75	78,240
5.38%, 07/15/40	60	70,630

		574,131
TELECOMMUNICATIONS — 2.21%
America Movil SAB de CV
5.00%, 03/30/20	150	167,607
AT&T Inc.
1.70%, 06/01/17	60	60,427
3.00%, 02/15/22	225	223,615
4.80%, 06/15/44 (Call 12/15/43)	25	25,414
5.35%, 09/01/40[a]	75	81,348
6.55%, 02/15/39[a]	90	112,774
British Telecommunications PLC
9.63%, 12/15/30	31	48,845
Cisco Systems Inc.
2.13%, 03/01/19	150	151,093
4.95%, 02/15/19	75	83,959
5.50%, 01/15/40[a]	30	35,522
Corning Inc.
4.75%, 03/15/42	25	26,733

Security	Principal (000s)	Value

Deutsche Telekom International Finance BV
8.75%, 06/15/30	$61	$89,451
Juniper Networks Inc.
4.60%, 03/15/21	40	42,357
Motorola Solutions Inc.
3.50%, 03/01/23	25	24,480
New Cingular Wireless Services Inc.
8.75%, 03/01/31	35	53,263
Orange SA
9.00%, 03/01/31	57	85,948
Qwest Corp.
6.75%, 12/01/21[a]	85	97,113
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	50	52,392
Telefonica Emisiones SAU
3.99%, 02/16/16	60	62,140
5.88%, 07/15/19[a]	50	57,502
Telefonica Europe BV
8.25%, 09/15/30	37	51,090
Verizon Communications Inc.
2.00%, 11/01/16	50	50,838
2.50%, 09/15/16	86	88,090
3.50%, 11/01/21	50	51,470
3.65%, 09/14/18	50	53,039
4.15%, 03/15/24 (Call 12/15/23)	300	315,101
5.01%, 08/21/54[c]	50	52,190
5.15%, 09/15/23	50	56,130
6.40%, 09/15/33	125	154,624
6.55%, 09/15/43	150	193,391
7.35%, 04/01/39	64	87,104
Vodafone Group PLC
1.50%, 02/19/18	100	98,895
4.38%, 02/19/43	70	67,148

		2,901,093
TRANSPORTATION — 0.60%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)[a]	60	60,419
3.85%, 09/01/23 (Call 06/01/23)[a]	100	105,141
6.15%, 05/01/37	37	46,505
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	50	51,164
2.95%, 11/21/24 (Call 08/21/24)	50	50,147
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	25	26,436
6.00%, 10/01/36	50	61,592
6.22%, 04/30/40	25	31,851
FedEx Corp.
3.88%, 08/01/42	20	18,556
4.00%, 01/15/24	25	26,438
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	60	60,245
4.84%, 10/01/41	37	40,362
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,508
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	25	26,586
4.75%, 12/15/43 (Call 06/15/43)	50	55,393
United Parcel Service Inc.
2.45%, 10/01/22	25	24,482

137

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.63%, 10/01/42	$50	$47,636

		783,461
TRUCKING & LEASING — 0.02%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	25	27,274

		27,274
WATER — 0.08%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	100	100,881

		100,881

TOTAL CORPORATE BONDS & NOTES
(Cost: $44,332,450)		45,912,846

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.46%

BRAZIL — 0.32%
Brazilian Government International Bond
4.88%, 01/22/21	200	216,200
7.13%, 01/20/37[a]	105	134,400
8.00%, 01/15/18	58	64,313

		414,913
CANADA — 0.75%
Canada Government International Bond
0.88%, 02/14/17	75	75,382
Export Development Canada
0.75%, 12/15/17[a]	125	123,915
1.50%, 10/03/18[a]	25	25,157
Province of British Columbia
2.00%, 10/23/22[a]	50	48,984
Province of Manitoba Canada
1.30%, 04/03/17	60	60,569
Province of Ontario Canada
1.00%, 07/22/16	50	50,337
1.65%, 09/27/19[a]	50	49,677
2.30%, 05/10/16	50	51,330
3.20%, 05/16/24[a]	100	104,536
4.40%, 04/14/20[a]	55	61,739
4.95%, 11/28/16	100	108,274
Province of Quebec Canada
2.63%, 02/13/23	100	100,187
5.00%, 03/01/16	82	86,648
7.50%, 09/15/29	22	32,102

		978,837
COLOMBIA — 0.12%
Colombia Government International Bond
6.13%, 01/18/41[a]	100	119,750
8.13%, 05/21/24	25	33,500

		153,250

Security	Principal (000s)	Value

ISRAEL — 0.06%
Israel Government International Bond
5.13%, 03/26/19	$75	$85,575

		85,575
ITALY — 0.07%
Italy Government International Bond
5.38%, 06/15/33	75	88,857

		88,857
JAPAN — 0.23%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	200	200,847
Japan Finance Corp.
2.50%, 01/21/16	100	102,340

		303,187
MEXICO — 0.27%
Mexico Government International Bond
4.75%, 03/08/44[a]	200	206,000
7.50%, 04/08/33	104	144,040

		350,040
PANAMA — 0.13%
Panama Government International Bond
5.20%, 01/30/20[a]	150	165,750

		165,750
PERU — 0.14%
Peruvian Government International Bond
6.55%, 03/14/37	55	70,950
7.13%, 03/30/19[a]	100	120,500

		191,450
PHILIPPINES — 0.21%
Philippine Government International Bond
6.38%, 10/23/34	100	133,375
7.75%, 01/14/31[a]	100	144,000

		277,375
POLAND — 0.12%
Poland Government International Bond
4.00%, 01/22/24[a]	100	105,375
6.38%, 07/15/19	50	59,135

		164,510
SOUTH AFRICA — 0.08%
South Africa Government International Bond
4.67%, 01/17/24[a]	100	105,034

		105,034

138

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

SOUTH KOREA — 0.08%
Export-Import Bank of Korea
4.00%, 01/29/21	$100	$107,239

		107,239
SUPRANATIONAL — 2.37%
African Development Bank
1.13%, 03/15/17	100	100,867
Asian Development Bank
0.50%, 06/20/16	250	250,327
1.50%, 09/28/18	100	100,607
1.75%, 03/21/19	20	20,249
Corp. Andina de Fomento
4.38%, 06/15/22	50	53,923
Council of Europe Development Bank
1.13%, 05/31/18	75	74,716
European Bank for Reconstruction & Development
1.00%, 02/16/17	100	100,717
1.00%, 09/17/18	50	49,417
European Investment Bank
1.00%, 06/15/18	325	322,631
1.13%, 12/15/16	100	101,008
1.13%, 09/15/17	225	226,411
2.13%, 07/15/16	250	256,737
3.25%, 01/29/24	150	161,390
4.00%, 02/16/21	25	28,092
Inter-American Development Bank
0.88%, 03/15/18[a]	100	99,160
3.88%, 02/14/20	110	121,905
4.38%, 01/24/44	50	59,764
5.13%, 09/13/16	83	89,754
International Bank for Reconstruction & Development
1.00%, 09/15/16	50	50,425
2.13%, 03/15/16	150	153,505
2.13%, 11/01/20	150	152,471
2.13%, 02/13/23[a]	100	100,756
International Finance Corp.
1.00%, 04/24/17[a]	75	75,459
1.13%, 11/23/16	150	151,600
Nordic Investment Bank
0.50%, 04/14/16	200	200,298

		3,102,189
SWEDEN — 0.09%
Svensk Exportkredit AB
2.13%, 07/13/16	60	61,543
5.13%, 03/01/17	50	54,810

		116,353
TURKEY — 0.34%
Turkey Government International Bond
3.25%, 03/23/23[a]	200	190,500
4.88%, 04/16/43[a]	200	200,666
7.00%, 06/05/20	50	58,919

		450,085

Security	Principal (000s)	Value

URUGUAY — 0.08%
Uruguay Government International Bond
4.50%, 08/14/24[a]	$50	$53,000
7.63%, 03/21/36[a]	35	47,775

		100,775

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $7,016,167)		7,155,419

MUNICIPAL DEBT OBLIGATIONS — 1.44%

CALIFORNIA — 0.55%
Bay Area Toll Authority RB BAB
Series S1
7.04%, 04/01/50	40	58,164
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
Series DE
6.00%, 11/01/40	50	63,785
County of Sonoma CA RB
Series A
6.00%, 12/01/29(GTD)	30	34,733
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	30	43,317
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	30	43,049
Los Angeles Unified School District/CA GO BAB
6.76%, 07/01/34	50	69,028
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series F
6.58%, 05/15/49	50	67,088
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	50	61,047
State of California GO
6.20%, 10/01/19	20	23,670
State of California GO BAB
7.30%, 10/01/39	50	72,599
7.55%, 04/01/39	100	151,003
University of California RB
Series AD
4.86%, 05/15/12	25	25,484

		712,967
COLORADO — 0.04%
Denver City & County School District No. 1 COP
Series B
4.24%, 12/15/37	50	51,127

		51,127
FLORIDA — 0.04%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	50	50,831

		50,831

139

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB BAB Project M,
Series 2010A
6.66%, 04/01/57	$20	$25,808

		25,808
ILLINOIS — 0.13%
State of Illinois GO
4.35%, 06/01/18	25	26,153
5.10%, 06/01/33	150	147,739

		173,892
MASSACHUSETTS — 0.06%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	75	82,778

		82,778
NEW JERSEY — 0.13%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/23(AGM)	100	71,996
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	80	92,321

		164,317
NEW YORK — 0.24%
City of New York NY GO BAB
5.97%, 03/01/36	50	63,355
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	40	61,141
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	40	51,724
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	25	30,717
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	15	15,188
5.86%, 12/01/24(GOI)	75	93,500

		315,625
OHIO — 0.06%
American Municipal Power Inc. RB BAB
Series E
6.27%, 02/15/50	25	31,712
Ohio State Water Development Authority RB BAB
4.88%, 12/01/34	45	51,055

		82,767
OREGON — 0.05%
State of Oregon GO
5.89%, 06/01/27	50	62,549

		62,549

Security	Principal (000s)	Value

SOUTH CAROLINA — 0.02%
South Carolina State Public Service Authority RB
Series C
5.78%, 12/01/41	$20	$24,460

		24,460
TEXAS — 0.10%
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	50	65,581
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	25	35,220
State of Texas GO BAB
5.52%, 04/01/39	25	32,410

		133,211

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,714,649)		1,880,332

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.40%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.24%
Federal Home Loan Banks
0.63%, 12/28/16[a]	800	800,894
5.00%, 11/17/17[a]	890	994,399
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18[a]	100	99,240
1.25%, 08/01/19[a]	130	127,912
1.75%, 05/30/19[a]	140	141,130
2.38%, 01/13/22	320	325,443
2.51%, 11/08/23 (Call 02/08/15)	260	252,091
4.88%, 06/13/18	354	398,709
5.63%, 11/23/35 (Call 11/23/15)	360	377,272
6.25%, 07/15/32	100	143,396
6.75%, 03/15/31[a]	241	357,484
Federal National Mortgage Association
0.50%, 03/30/16[a]	500	501,073
1.25%, 01/30/17	260	263,389
1.63%, 11/27/18[a]	100	100,909
5.38%, 06/12/17	185	206,032
6.25%, 05/15/29	300	416,413
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	48,244

		5,554,030
U.S. GOVERNMENT OBLIGATIONS — 52.16%
U.S. Treasury Note/Bond
0.25%, 10/15/15	500	500,525
0.38%, 11/15/15	300	300,609
0.38%, 02/15/16	2,000	2,004,080
0.38%, 03/15/16[a]	1,600	1,603,200
0.50%, 08/31/16	750	751,507
0.75%, 01/15/17[a]	1,700	1,706,868
0.75%, 10/31/17[a]	420	418,333
0.88%, 11/30/16[a]	1,000	1,007,430
0.88%, 12/31/16	1,170	1,178,003
0.88%, 02/28/17	1,460	1,468,731
0.88%, 07/31/19	2,650	2,580,729

140

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

1.00%, 09/30/16[a]	$760	$767,912
1.00%, 11/30/19	250	243,768
1.13%, 12/31/19	520	509,382
1.25%, 10/31/18[a]	2,350	2,350,117
1.25%, 11/30/18[a]	820	819,147
1.25%, 10/31/19[a]	1,500	1,482,840
1.25%, 02/29/20	280	275,363
1.38%, 07/31/18	550	554,185
1.38%, 11/30/18	700	702,905
1.50%, 08/31/18[a]	1,970	1,992,478
1.50%, 12/31/18[a]	400	403,124
1.50%, 03/31/19	1,140	1,146,110
1.50%, 10/31/19[a]	800	799,800
1.63%, 08/31/19[a]	300	302,160
1.63%, 11/15/22[a]	250	242,630
1.75%, 10/31/20	1,000	999,750
1.75%, 05/15/23	315	306,687
1.88%, 11/30/21	300	299,226
2.00%, 04/30/16	1,180	1,209,170
2.00%, 07/31/20[a]	200	203,738
2.00%, 11/30/20[a]	600	608,022
2.00%, 11/15/21	3,705	3,729,897
2.00%, 02/15/22	500	502,520
2.13%, 12/31/15	1,850	1,888,277
2.13%, 02/29/16[a]	2,230	2,282,717
2.25%, 11/30/17	1,200	1,246,944
2.25%, 11/15/24	550	552,662
2.38%, 06/30/18	620	646,914
2.38%, 08/15/24	700	711,158
2.50%, 08/15/23	300	309,705
2.50%, 05/15/24[a]	1,200	1,233,888
2.63%, 04/30/18	180	189,342
2.75%, 02/15/19[a]	750	793,380
2.75%, 11/15/23	300	315,507
2.75%, 02/15/24[a]	600	630,354
2.75%, 08/15/42[a]	670	649,424
2.75%, 11/15/42	1,280	1,239,283
2.88%, 05/15/43	200	198,300
3.00%, 08/31/16[a]	600	627,234
3.00%, 05/15/42[a]	170	173,488
3.13%, 05/15/21[a]	280	301,955
3.13%, 02/15/43	130	135,347
3.13%, 08/15/44[a]	300	312,465
3.25%, 12/31/16[a]	1,500	1,583,760
3.25%, 03/31/17[a]	262	277,806
3.38%, 05/15/44	1,050	1,145,624
3.63%, 08/15/19	1,670	1,834,579
3.63%, 08/15/43	490	559,134
3.63%, 02/15/44	100	114,143
3.75%, 11/15/18	2,100	2,303,448
3.75%, 08/15/41[a]	420	492,400
3.75%, 11/15/43	200	233,258
3.88%, 08/15/40[a]	30	35,718
4.25%, 11/15/40	160	202,045
4.38%, 02/15/38[a]	100	127,520
4.38%, 05/15/41	110	142,162
4.50%, 02/15/36[a]	525	682,038
4.50%, 08/15/39[a]	438	570,237
4.63%, 11/15/16[a]	276	298,201
4.63%, 02/15/40	200	265,532
4.75%, 08/15/17	6,200	6,854,596
4.75%, 02/15/37[a]	200	268,726
4.75%, 02/15/41	210	286,217

Security	Principal or Shares (000s)	Value

5.25%, 02/15/29[a]	$150	$199,866
5.38%, 02/15/31[a]	150	206,613
6.13%, 08/15/29[a]	30	43,456
7.50%, 11/15/24[a]	500	739,565
8.13%, 08/15/19[a]	360	469,606

		68,345,540

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $72,499,390)		73,899,570

SHORT-TERM INVESTMENTS — 30.48%

MONEY MARKET FUNDS — 30.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,g,h]	34,109	34,108,539
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,g,h]	3,195	3,194,600
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,g]	2,631	2,630,629

		39,933,768

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,933,768)		39,933,768

TOTAL INVESTMENTS IN SECURITIES — 128.82%
(Cost: $165,496,424)		168,781,935
Other Assets, Less Liabilities — (28.82)%		(37,760,985)

NET ASSETS — 100.00%		$131,020,950

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

141

Schedule of Investments  (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.76%

ADVERTISING — 0.46%
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/29/14)[a]	$7,200	$5,526,000
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[a,b]	6,275	6,416,188
5.63%, 02/15/24 (Call 02/15/19)[b]	6,250	6,453,125
5.88%, 03/15/25 (Call 09/15/19)[a,b]	10,100	10,453,500
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b]	10,500	10,794,000
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	9,909	9,834,682
5.38%, 01/15/24 (Call 01/15/19)[a]	6,425	6,617,750
5.88%, 02/01/22 (Call 02/01/17)	8,350	8,725,750

		64,820,995
AEROSPACE & DEFENSE — 0.75%
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	18,250	20,257,500
6.88%, 10/01/20 (Call 10/01/15)	8,950	9,666,000
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[b]	10,890	11,080,575
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	8,650	9,342,000
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)	9,650	9,553,500
6.00%, 07/15/22 (Call 07/15/17)	18,980	19,169,800
6.50%, 07/15/24 (Call 07/15/19)	19,220	19,604,400
7.50%, 07/15/21 (Call 07/15/16)	8,100	8,687,250

		107,361,025
AIRLINES — 0.30%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	6,075	6,439,500
7.75%, 04/15/21[a,b]	7,980	8,418,900
American Airlines Group Inc.
5.50%, 10/01/19[b]	12,940	12,875,300
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	6,600	6,897,000
U.S. Airways Group Inc.
6.13%, 06/01/18	7,668	7,933,785

		42,564,485
APPAREL — 0.24%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	15,780	16,766,250
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)[a]	8,050	8,714,125
7.63%, 05/15/20 (Call 05/15/15)	8,000	8,500,000

		33,980,375

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 1.54%
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[a]	$45,000	$47,925,000
8.25%, 06/15/21 (Call 06/15/16)[a]	51,435	57,607,200
General Motors Co.
3.50%, 10/02/18	25,050	25,613,625
4.00%, 04/01/25	7,250	7,278,275
4.88%, 10/02/23	25,600	27,136,000
Jaguar Land Rover Automotive PLC
4.13%, 12/15/18[a,b]	10,850	11,134,812
4.25%, 11/15/19[b]	6,775	6,925,134
5.63%, 02/01/23 (Call 02/01/18)[a,b]	7,800	8,229,000
8.13%, 05/15/21 (Call 05/15/16)[b]	7,375	8,158,594
Navistar International Corp.
8.25%, 11/01/21 (Call 12/29/14)[a]	18,604	19,162,120

		219,169,760
AUTO PARTS & EQUIPMENT — 0.88%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)[a]	6,450	6,772,500
6.63%, 10/15/22 (Call 10/15/17)[a]	8,065	8,669,875
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[a]	6,750	7,012,183
6.50%, 02/15/19 (Call 02/15/15)[a]	6,300	6,540,602
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)[a]	14,200	15,087,500
7.00%, 05/15/22 (Call 05/15/17)[a]	12,395	13,417,588
8.25%, 08/15/20 (Call 08/15/15)[a]	15,845	17,053,181
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	8,258	8,196,065
5.25%, 01/15/25 (Call 01/15/20)	5,150	5,137,125
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	12,900	12,642,000
4.75%, 05/15/21 (Call 05/15/16)[b]	14,150	14,114,625
7.75%, 02/15/17[a,b]	10,170	11,212,425

		125,855,669
BANKS — 2.91%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[c]	8,761	8,980,025
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,b,c]	7,400	10,064,000
CIT Group Inc.
3.88%, 02/19/19	16,500	16,541,250
4.25%, 08/15/17	27,450	28,067,625
5.00%, 05/15/17[a]	21,346	22,226,522
5.00%, 08/15/22	19,950	20,598,375
5.00%, 08/01/23[a]	14,410	14,824,288
5.25%, 03/15/18[a]	24,726	26,008,661
5.38%, 05/15/20[a]	11,200	11,970,000
5.50%, 02/15/19[b]	30,030	31,756,725
6.63%, 04/01/18[b]	6,400	6,960,000
Commerzbank AG
8.13%, 09/19/23[b]	16,350	19,088,625
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	16,745	17,791,563
8.38%, 10/29/49 (Call 10/13/19)[a,b,c]	15,600	18,037,500
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[a,c]	11,800	11,121,500

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	$36,215	$37,048,456
6.00%, 12/19/23[a]	34,271	37,219,255
6.10%, 06/10/23	16,700	18,114,851
6.13%, 12/15/22[a]	35,500	38,829,630
Royal Bank of Scotland NV
4.65%, 06/04/18	4,500	4,695,750
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[b,c]	14,215	14,907,981

		414,852,582
BEVERAGES — 0.47%
Constellation Brands Inc.
3.75%, 05/01/21	8,600	8,557,000
3.88%, 11/15/19[a]	3,000	3,030,000
4.25%, 05/01/23[a]	18,525	18,478,687
4.75%, 11/15/24	1,200	1,221,000
6.00%, 05/01/22[a]	9,650	10,711,500
7.25%, 09/01/16	11,050	12,016,875
7.25%, 05/15/17[a]	11,499	12,850,133

		66,865,195
BUILDING MATERIALS — 0.74%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[b]	4,910	4,922,275
6.75%, 05/01/21 (Call 05/01/16)[b]	15,800	16,945,500
Lafarge SA
6.20%, 07/09/15[b]	775	797,817
6.50%, 07/15/16[a]	11,600	12,414,832
Masco Corp.
4.80%, 06/15/15	1,000	1,019,760
5.95%, 03/15/22	6,527	7,244,970
6.13%, 10/03/16[a]	12,653	13,570,342
7.13%, 03/15/20[a]	9,845	11,370,975
USG Corp.
6.30%, 11/15/16	8,569	8,976,028
9.75%, 01/15/18	8,225	9,458,750
Vulcan Materials Co.
7.00%, 06/15/18	6,400	7,136,000
7.50%, 06/15/21[a]	10,100	11,766,500

		105,623,749
CHEMICALS — 1.57%
Ashland Inc.
3.00%, 03/15/16 (Call 02/15/16)	8,750	8,791,052
3.88%, 04/15/18 (Call 03/15/18)	11,800	11,931,437
4.75%, 08/15/22 (Call 05/15/22)[a]	18,350	18,544,198
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	7,130	6,916,100
Celanese U.S. Holdings LLC
4.63%, 11/15/22	1,300	1,303,250
5.88%, 06/15/21	2,950	3,178,625
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a]	10,775	10,519,094
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	26,250	25,396,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 12/29/14)[a]	18,900	17,860,500
9.00%, 11/15/20 (Call 11/15/15)[a]	9,100	7,439,250

Security	Principal (000s)	Value

Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	$11,000	$11,165,000
8.63%, 03/15/21 (Call 09/15/15)[a]	9,110	9,884,350
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	13,160	13,949,600
8.38%, 02/15/19 (Call 02/15/15)[a,b]	16,950	18,094,125
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[a,b]	9,525	9,239,250
6.13%, 08/15/18 (Call 05/15/15)[a,b]	11,325	11,183,437
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	5,020	5,170,600
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	19,400	20,273,000
WR Grace & Co-Conn
5.13%, 10/01/21[b]	12,200	12,688,000

		223,527,743
COAL — 1.15%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 12/29/14)[a]	10,815	5,083,050
6.25%, 06/01/21 (Call 06/01/16)[a]	10,040	4,417,600
7.50%, 08/01/20 (Call 08/01/16)[a,b]	11,475	9,065,250
9.75%, 04/15/18[a]	7,171	4,625,295
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)	13,950	5,510,250
7.25%, 10/01/20 (Call 10/01/15)[a]	7,380	3,321,000
7.25%, 06/15/21 (Call 06/15/16)[a]	15,500	5,735,000
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	29,850	29,775,375
8.25%, 04/01/20 (Call 04/01/15)[a]	17,210	18,113,523
Peabody Energy Corp.
6.00%, 11/15/18	24,150	23,365,125
6.25%, 11/15/21[a]	22,378	21,007,348
6.50%, 09/15/20[a]	9,845	9,401,975
7.38%, 11/01/16	9,446	9,800,225
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[a]	5,850	1,521,000
9.50%, 10/15/19 (Call 10/15/16)[a,b]	11,925	10,136,250
9.88%, 12/15/20 (Call 12/15/16)[a]	7,650	2,142,000

		163,020,266
COMMERCIAL SERVICES — 3.51%
ADT Corp. (The)
2.25%, 07/15/17	11,073	10,702,270
3.50%, 07/15/22[a]	16,450	14,555,134
4.13%, 04/15/19[a]	8,125	8,131,147
4.13%, 06/15/23[a]	10,950	9,985,838
6.25%, 10/15/21[a]	17,850	18,809,266
Altegrity Inc.
9.50%, 07/01/19 (Call 07/01/17)[a,b]	12,580	11,951,000
Anna Merger Sub Inc.
7.75%, 10/01/22 (Call 10/01/17)[b]	12,750	13,005,000
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	14,800	14,208,000
8.75%, 12/01/20 (Call 12/01/15)[a]	12,771	11,270,408
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[b]	10,535	11,035,413
6.50%, 07/15/22 (Call 07/15/17)[b]	9,100	9,782,500
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b]	6,550	6,545,906
5.50%, 04/01/23 (Call 04/01/18)[a]	9,050	9,174,438

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a,b]	$8,425	$7,624,625
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[b]	7,475	8,343,969
Ceridian LLC
8.88%, 07/15/19 (Call 07/15/15)[a,b]	13,600	15,147,000
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	17,900	16,110,000
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[b]	12,580	12,585,500
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)[a]	11,300	11,413,000
6.25%, 10/15/22 (Call 10/15/17)[a]	9,000	9,090,000
6.75%, 04/15/19 (Call 04/15/15)	20,725	21,346,750
7.38%, 01/15/21 (Call 01/15/16)[a]	8,125	8,531,250
7.50%, 10/15/18 (Call 12/29/14)[a]	10,200	10,595,250
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	15,825	16,022,812
6.00%, 08/15/23 (Call 08/15/18)	11,350	11,945,875
7.75%, 10/01/19 (Call 10/01/15)	7,280	7,807,800
8.38%, 08/15/21 (Call 12/08/14)	6,750	7,036,875
Jaguar Holding Co II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 12/29/14)[a,b]	11,061	11,862,922
Laureate Education Inc.
9.75%, 09/01/19 (Call 09/01/15)[a,b]	22,450	23,235,750
R.R. Donnelley & Sons Co.
6.00%, 04/01/24	6,025	6,025,000
7.00%, 02/15/22[a]	6,850	7,346,625
7.63%, 06/15/20[a]	950	1,047,375
7.88%, 03/15/21[a]	7,325	8,204,000
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	6,550	6,779,250
5.38%, 05/15/24 (Call 05/15/19)[a]	7,775	8,056,844
ServiceMaster Co. LLC (The)
7.00%, 08/15/20 (Call 08/15/15)[a]	7,556	7,952,690
8.00%, 02/15/20 (Call 02/15/15)	419	444,140
United Rentals North America Inc.
5.75%, 07/15/18 (Call 07/15/15)[a]	13,500	14,141,250
5.75%, 11/15/24 (Call 05/15/19)	13,525	14,032,187
6.13%, 06/15/23 (Call 12/15/17)[a]	14,625	15,612,187
7.38%, 05/15/20 (Call 05/15/16)	12,950	13,986,000
7.63%, 04/15/22 (Call 04/15/17)	21,250	23,481,250
8.25%, 02/01/21 (Call 02/01/16)	10,795	11,739,563
8.38%, 09/15/20 (Call 09/15/15)[a]	12,080	13,001,100

		499,705,159
COMPUTERS — 0.74%
Dell Inc.
3.10%, 04/01/16[a]	2,150	2,166,125
4.63%, 04/01/21[a]	6,210	5,961,600
5.65%, 04/15/18	8,459	8,934,819
5.88%, 06/15/19[a]	9,850	10,404,062
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	7,750	7,556,250
5.00%, 07/15/22 (Call 07/15/17)	9,800	9,555,000
5.88%, 12/15/21 (Call 12/15/17)	6,375	6,518,438
6.38%, 12/15/23 (Call 12/15/18)[a]	12,250	12,770,625
Sungard Availability Services Capital Inc.
8.75%, 04/01/22 (Call 04/01/19)[a,b]	6,450	4,386,000
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	17,050	17,433,625

Security	Principal (000s)	Value

7.38%, 11/15/18 (Call 12/29/14)	$8,225	$8,554,000
7.63%, 11/15/20 (Call 11/15/15)	10,860	11,538,750

		105,779,294
COSMETICS & PERSONAL CARE — 0.11%
Avon Products Inc.
4.60%, 03/15/20	7,800	7,302,750
5.00%, 03/15/23[a]	9,168	8,503,320

		15,806,070
DISTRIBUTION & WHOLESALE — 0.56%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[b]	855	873,169
7.50%, 07/15/20 (Call 10/15/16)[a]	19,890	20,934,225
8.13%, 04/15/19 (Call 04/15/15)[a]	19,548	21,209,580
11.00%, 04/15/20 (Call 04/15/16)[a]	12,680	14,486,900
11.50%, 07/15/20 (Call 10/15/16)[a]	17,350	20,082,625
VWR Funding Inc.
7.25%, 09/15/17 (Call 12/29/14)[a]	2,475	2,592,562

		80,179,061
DIVERSIFIED FINANCIAL SERVICES — 7.37%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[a,b]	6,500	6,418,750
3.75%, 05/15/19[b]	18,950	18,807,875
4.50%, 05/15/21[a,b]	16,900	17,111,250
5.00%, 10/01/21[b]	15,000	15,562,500
Aircastle Ltd.
4.63%, 12/15/18[a]	6,650	6,799,625
5.13%, 03/15/21[a]	8,750	8,903,125
6.25%, 12/01/19	8,350	8,955,375
6.75%, 04/15/17	8,050	8,643,285
Ally Financial Inc.
2.75%, 01/30/17	15,550	15,530,563
3.13%, 01/15/16[a]	5,500	5,541,250
3.50%, 07/18/16[a]	15,500	15,713,125
3.50%, 01/27/19	13,350	13,216,500
3.75%, 11/18/19	5,750	5,663,750
4.75%, 09/10/18[a]	12,450	12,901,313
5.13%, 09/30/24[a]	12,750	12,973,125
5.50%, 02/15/17[a]	25,152	26,566,800
6.25%, 12/01/17	15,810	17,087,801
7.50%, 09/15/20[a]	24,000	28,144,582
8.00%, 12/31/18[a]	8,425	9,667,688
8.00%, 03/15/20	24,810	29,430,862
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a,b]	25,275	26,475,562
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	2,830	2,858,300
6.38%, 11/15/19 (Call 11/15/15)[a]	12,875	13,808,438
General Motors Financial Co. Inc.
2.63%, 07/10/17	8,512	8,597,120
2.75%, 05/15/16	11,865	11,998,481
3.25%, 05/15/18	13,520	13,780,936
3.50%, 07/10/19	15,450	15,701,063
4.25%, 05/15/23[a]	12,965	13,224,300
4.38%, 09/25/21	21,050	21,892,000
4.75%, 08/15/17	15,384	16,307,040
6.75%, 06/01/18[a]	8,515	9,621,950

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[a]	$19,225	$19,273,063
4.88%, 03/15/19 (Call 07/15/16)	21,025	21,442,346
5.88%, 02/01/22 (Call 08/01/17)	23,095	23,730,112
6.00%, 08/01/20 (Call 02/01/17)[a]	29,475	30,912,431
ILFC E-Capital Trust II
6.25%, 12/21/65 (Call 12/21/15)[a,b,c]	6,400	6,208,000
International Lease Finance Corp.
3.88%, 04/15/18[a]	13,350	13,466,813
4.63%, 04/15/21[a]	8,600	8,782,750
5.75%, 05/15/16	15,210	15,844,161
5.88%, 04/01/19[a]	11,800	12,750,872
5.88%, 08/15/22[a]	12,600	13,686,750
6.25%, 05/15/19	19,850	21,752,900
8.25%, 12/15/20[a]	16,680	20,238,932
8.63%, 09/15/15[a]	900	945,099
8.63%, 01/15/22	10,746	13,397,579
8.75%, 03/15/17	24,600	27,640,348
8.88%, 09/01/17[a]	8,190	9,371,620
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[b]	6,750	6,336,509
7.38%, 04/01/20 (Call 04/01/16)[b]	11,200	10,864,000
7.50%, 04/15/21 (Call 10/15/17)[b]	6,550	6,353,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/01/15)[a]	7,850	7,536,000
6.50%, 07/01/21 (Call 01/01/17)	10,500	9,686,250
7.88%, 10/01/20 (Call 10/01/16)	6,500	6,272,500
Navient Corp.
4.63%, 09/25/17[a]	7,921	8,059,618
4.88%, 06/17/19[a]	15,500	15,538,750
5.00%, 10/26/20	9,875	9,800,938
5.50%, 01/15/19[a]	22,050	22,711,500
5.50%, 01/25/23[a]	16,515	16,019,550
5.88%, 10/25/24	9,750	9,481,875
6.00%, 01/25/17[a]	19,321	20,383,655
6.13%, 03/25/24	14,100	14,064,750
6.25%, 01/25/16[a]	23,061	24,041,092
7.25%, 01/25/22	12,450	13,663,875
8.00%, 03/25/20[a]	24,750	27,936,562
8.45%, 06/15/18	41,850	47,447,437
Springleaf Finance Corp.
5.25%, 12/15/19	13,600	13,634,000
6.90%, 12/15/17[a]	37,330	40,783,025
7.75%, 10/01/21[a]	9,600	10,824,000
Series I
5.40%, 12/01/15[a]	10,100	10,377,750

		1,049,165,246
ELECTRIC — 4.00%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	12,005	12,030,667
5.50%, 03/15/24 (Call 03/15/19)	13,200	13,503,143
7.38%, 07/01/21 (Call 06/01/21)[a]	15,725	17,991,229
8.00%, 10/15/17	9,421	10,653,565
8.00%, 06/01/20[a]	10,280	11,947,971
9.75%, 04/15/16[a]	608	668,800
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)	20,800	21,112,000
5.75%, 01/15/25 (Call 10/15/19)[a]	25,300	25,679,500
5.88%, 01/15/24 (Call 11/01/18)[b]	9,200	9,844,000
6.00%, 01/15/22 (Call 11/01/16)[b]	13,950	14,909,063
7.88%, 01/15/23 (Call 01/15/17)[a,b]	15,684	17,291,610

Security	Principal (000s)	Value

DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	$1,115	$1,181,900
7.25%, 10/15/21 (Call 07/15/21)[a]	15,490	16,342,004
Dynegy Finance I Inc./Dynegy Finance II Inc.
6.75%, 11/01/19 (Call 05/01/17)[b]	34,575	35,958,000
7.38%, 11/01/22 (Call 11/01/18)[b]	30,960	32,585,400
7.63%, 11/01/24 (Call 11/01/19)[b]	20,400	21,522,000
EDP Finance BV
4.13%, 01/15/20[b]	5,955	6,019,254
4.90%, 10/01/19[b]	15,650	16,402,765
5.25%, 01/14/21[a,b]	12,448	13,137,619
6.00%, 02/02/18[b]	16,200	17,596,440
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[a,b,c]	20,457	23,832,405
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	9,400	9,489,841
Series B
4.25%, 03/15/23 (Call 12/15/22)[a]	13,400	13,675,977
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	9,550	9,894,023
GenOn Energy Inc.
7.88%, 06/15/17[a]	11,920	12,114,009
9.50%, 10/15/18[a]	10,510	10,945,250
9.88%, 10/15/20 (Call 10/15/15)[a]	9,100	9,379,337
IPALCO Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	6,250	6,609,466
7.25%, 04/01/16[a,b]	6,645	7,050,598
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	17,700	18,220,026
6.25%, 05/01/24 (Call 05/01/19)[a,b]	16,750	17,101,552
6.63%, 03/15/23 (Call 09/15/17)[a]	16,350	17,085,750
7.63%, 01/15/18[a]	19,530	21,629,475
7.88%, 05/15/21 (Call 05/15/16)[a]	15,588	16,873,145
8.25%, 09/01/20 (Call 09/01/15)	15,855	17,004,487
PPL Capital Funding Inc.
Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	8,650	8,693,250
PPL Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	13,500	12,731,865
RJS Power Holdings LLC
5.13%, 07/15/19 (Call 07/15/16)[b]	21,150	20,991,375

		569,698,761
ELECTRONICS — 0.25%
Flextronics International Ltd.
4.63%, 02/15/20[a]	8,425	8,593,500
5.00%, 02/15/23[a]	8,850	9,027,000
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[b]	8,850	9,004,875
6.13%, 12/15/19 (Call 12/15/15)[a,b]	8,100	8,403,750

		35,029,125
ENGINEERING & CONSTRUCTION — 0.23%
Abengoa Finance SAU
7.75%, 02/01/20[a,b]	7,650	6,808,500
8.88%, 11/01/17[a,b]	12,093	11,609,280
AECOM Technology Corp.
5.75%, 10/15/22 (Call 10/15/17)[b]	6,125	6,431,250
5.88%, 10/15/24 (Call 07/15/24)[b]	7,950	8,387,250

		33,236,280

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

ENTERTAINMENT — 1.01%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	$1,320	$1,461,900
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[a]	8,800	8,382,000
5.13%, 12/15/22 (Call 12/15/17)[a]	6,900	6,779,250
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	8,700	8,895,750
4.88%, 11/01/20 (Call 08/01/20)	15,825	16,101,937
5.38%, 11/01/23 (Call 08/01/23)	10,050	10,326,375
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	14,190	14,934,975
7.50%, 04/15/21 (Call 04/15/15)	16,886	17,856,945
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[a]	12,850	12,240,910
SGMS Escrow Corp.
7.00%, 01/01/22 (Call 01/01/18)[b]	9,360	9,430,200
10.00%, 12/01/22 (Call 12/01/18)[b]	21,925	20,609,500
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[b]	7,039	7,179,780
6.75%, 04/15/22 (Call 04/15/17)[b]	10,350	10,065,375

		144,264,897
ENVIRONMENTAL CONTROL — 0.38%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	8,975	8,975,000
5.25%, 08/01/20 (Call 08/01/16)[a]	13,779	13,916,790
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	6,400	6,544,000
6.38%, 10/01/22 (Call 04/01/17)[a]	6,375	6,773,437
7.25%, 12/01/20 (Call 12/01/15)	7,400	7,862,500
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	10,350	9,470,250

		53,541,977
FOOD — 1.40%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc.
7.75%, 10/15/22 (Call 10/15/17)[b]	19,150	19,293,625
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/15/15)[a]	16,550	17,212,000
H.J. Heinz Co.
4.25%, 10/15/20 (Call 04/15/15)[a]	50,100	50,736,771
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a,b]	10,700	10,151,625
6.75%, 12/01/21 (Call 12/01/17)[a,b]	14,175	13,926,937
7.38%, 02/15/22 (Call 02/15/17)[a]	23,200	23,490,000
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a,b]	7,925	8,142,938
5.88%, 08/01/21 (Call 08/01/16)[a,b]	7,175	7,587,563
6.63%, 08/15/22 (Call 08/15/17)	18,455	19,931,400
7.75%, 07/01/17	8,329	9,297,246
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	6,650	6,500,375
8.00%, 05/01/16	9,400	10,222,500

Security	Principal (000s)	Value

U.S. Foods Inc.
8.50%, 06/30/19 (Call 12/29/14)[a]	$2,700	$2,868,750

		199,361,730
FOREST PRODUCTS & PAPER — 0.05%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)[a]	6,940	6,749,150

		6,749,150
GAS — 0.33%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)[b]	7,000	6,790,000
6.88%, 10/15/21 (Call 10/15/16)[b]	7,250	7,322,500
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)	6,600	6,847,625
7.50%, 11/30/16	24,600	26,075,508

		47,035,633
HEALTH CARE — PRODUCTS — 1.36%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)	6,875	7,029,688
7.25%, 07/01/18 (Call 12/15/15)	8,350	8,809,250
8.63%, 10/01/18 (Call 12/29/14)	7,737	8,007,795
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	30,620	32,686,850
6.50%, 10/01/20 (Call 10/01/15)	13,000	13,731,250
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 12/29/14)[b]	12,147	12,860,636
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	22,475	20,789,375
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	6,850	7,175,375
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)[a]	16,625	17,290,000
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	28,240	31,169,900
12.50%, 11/01/19 (Call 11/01/15)[a]	9,040	10,011,800
Mallinckrodt International Finance SA
4.75%, 04/15/23	10,300	9,707,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 08/01/22 (Call 08/01/17)[a,b]	14,600	14,928,500

		194,198,169
HEALTH CARE — SERVICES — 5.90%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[b]	17,800	18,289,500
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	27,400	28,222,000
5.13%, 08/01/21 (Call 02/01/17)	16,200	16,706,250
6.88%, 02/01/22 (Call 02/01/18)[a]	49,950	53,196,750
7.13%, 07/15/20 (Call 07/15/16)[a]	19,650	20,829,000
8.00%, 11/15/19 (Call 11/15/15)	31,818	34,005,487
DaVita HealthCare Partners Inc.
5.13%, 07/15/24 (Call 07/15/19)[a]	28,650	29,294,625
5.75%, 08/15/22 (Call 08/15/17)	20,000	21,200,000
6.63%, 11/01/20 (Call 12/29/14)[a]	13,000	13,650,000
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[b]	2,500	2,518,750

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

4.75%, 10/15/24 (Call 07/17/24)[b]	$6,700	$6,767,000
5.63%, 07/31/19[a,b]	14,650	15,712,125
5.88%, 01/31/22[a,b]	12,515	13,563,131
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	10,400	11,167,000
6.50%, 09/15/18[a,b]	6,310	6,972,550
6.88%, 07/15/17	7,800	8,541,000
HCA Holdings Inc.
6.25%, 02/15/21	15,700	16,642,000
7.75%, 05/15/21 (Call 11/15/15)[a]	25,730	27,595,425
HCA Inc.
3.75%, 03/15/19	24,905	24,780,475
4.25%, 10/15/19	10,100	10,175,750
4.75%, 05/01/23[a]	18,940	19,058,375
5.00%, 03/15/24	33,200	33,656,500
5.25%, 04/15/25	19,750	20,367,187
5.88%, 03/15/22[a]	21,550	23,381,750
5.88%, 05/01/23[a]	22,200	23,421,000
6.50%, 02/15/16	13,950	14,664,938
6.50%, 02/15/20[a]	50,080	55,463,600
7.50%, 02/15/22	34,055	38,992,975
8.00%, 10/01/18[a]	7,750	8,883,438
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)	19,350	20,075,625
6.63%, 10/01/20 (Call 10/01/15)	5,900	6,246,625
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[b]	18,325	19,103,813
Tenet Healthcare Corp.
4.38%, 10/01/21	15,400	14,918,750
4.50%, 04/01/21[a]	12,625	12,435,625
4.75%, 06/01/20[a]	7,700	7,757,750
5.00%, 03/01/19[b]	18,705	18,401,044
5.50%, 03/01/19[b]	9,000	9,022,500
6.00%, 10/01/20	28,909	30,679,676
6.25%, 11/01/18[a]	16,860	18,314,175
8.00%, 08/01/20 (Call 08/01/15)[a]	12,160	12,904,800
8.13%, 04/01/22	46,950	52,407,937

		839,986,901
HOLDING COMPANIES — DIVERSIFIED — 0.25%
Harbinger Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	9,200	9,315,000
7.88%, 07/15/19 (Call 01/15/16)	14,925	16,044,375
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	10,200	10,455,000

		35,814,375
HOME BUILDERS — 1.13%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[a,b]	10,150	10,759,000
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	7,900	8,295,000
Centex Corp.
6.50%, 05/01/16[a]	7,400	7,881,000
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	6,700	6,813,062
3.75%, 03/01/19 (Call 12/01/18)[a]	9,000	9,056,250
5.75%, 08/15/23 (Call 05/15/23)[a]	6,600	6,996,000
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	8,800	9,262,000

Security	Principal (000s)	Value

KB Home
4.75%, 05/15/19 (Call 02/15/19)[a]	$6,474	$6,441,630
7.00%, 12/15/21 (Call 09/15/21)[a]	7,350	7,846,125
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	7,750	7,750,000
4.75%, 12/15/17 (Call 09/15/17)	500	518,125
4.75%, 11/15/22 (Call 08/15/22)	9,950	9,676,375
12.25%, 06/01/17	7,325	8,899,875
Standard Pacific Corp.
8.38%, 05/15/18[a]	8,875	10,150,781
8.38%, 01/15/21[a]	7,570	8,743,350
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	8,000	8,020,000
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	6,250	6,210,938
5.88%, 02/15/22 (Call 11/15/21)	6,280	6,766,700
8.91%, 10/15/17	5,800	6,757,000
TRI Pointe Holdings Inc.
4.38%, 06/15/19[b]	6,900	6,831,000
5.88%, 06/15/24[b]	7,000	7,140,000

		160,814,211
HOUSEHOLD PRODUCTS & WARES — 1.71%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	54,250	55,741,875
6.88%, 02/15/21 (Call 02/15/16)	16,900	17,829,500
7.13%, 04/15/19 (Call 12/29/14)	22,815	23,684,822
7.88%, 08/15/19 (Call 08/15/15)[a]	24,360	25,882,500
8.25%, 02/15/21 (Call 02/15/16)[a]	17,855	18,636,156
8.50%, 05/15/18 (Call 12/29/14)[a]	16,160	16,624,600
9.00%, 04/15/19 (Call 12/29/14)	24,525	25,444,688
9.88%, 08/15/19 (Call 08/15/15)	37,971	40,771,361
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)[a]	8,760	9,285,600
6.63%, 11/15/22 (Call 11/15/17)[a]	8,730	9,275,625

		243,176,727
INSURANCE — 0.28%
Hartford Financial Services Group Inc. (The)
8.13%, 06/15/68 (Call 06/15/18)[c]	8,442	9,687,195
Hockey Merger Sub 2 Inc.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	15,600	16,146,000
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[a,c]	14,175	14,175,000

		40,008,195
INTERNET — 0.65%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	8,500	8,542,500
5.38%, 01/01/22 (Call 01/01/18)	3,200	3,224,000
5.38%, 04/01/23 (Call 04/01/18)[a]	16,450	16,491,125
5.75%, 01/01/25 (Call 01/01/20)[a]	6,680	6,746,800
7.00%, 07/15/21 (Call 07/15/16)	13,704	15,468,390
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	7,950	7,751,250
4.88%, 11/30/18 (Call 12/29/14)	8,100	8,343,000
Ymobile Corp.
8.25%, 04/01/18 (Call 04/01/15)[b]	4,725	4,990,545

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)[a]	$11,402	$12,157,382
10.13%, 07/01/20 (Call 07/01/16)[a]	7,725	8,680,969

		92,395,961
IRON & STEEL — 1.82%
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[a]	10,000	9,550,000
7.63%, 10/01/21 (Call 10/01/17)	7,200	6,804,000
ArcelorMittal
4.25%, 08/05/15[a]	1,200	1,221,000
4.25%, 03/01/16[a]	8,550	8,721,000
5.00%, 02/25/17	22,401	23,353,042
5.75%, 08/05/20[a]	17,828	18,674,830
6.00%, 03/01/21[a]	26,085	27,324,037
6.13%, 06/01/18[a]	24,200	25,652,000
6.75%, 02/25/22[a]	18,000	19,563,750
10.35%, 06/01/19	24,300	29,524,500
Commercial Metals Co.
6.50%, 07/15/17[a]	6,378	6,840,405
7.35%, 08/15/18[a]	9,100	10,078,250
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[a,b]	11,705	12,085,413
5.25%, 04/15/23 (Call 04/15/18)	6,950	7,245,375
5.50%, 10/01/24 (Call 10/01/19)[a,b]	8,450	8,830,250
6.13%, 08/15/19 (Call 08/15/16)[a]	6,800	7,259,000
United States Steel Corp.
6.05%, 06/01/17	7,384	7,937,800
7.00%, 02/01/18	9,000	9,855,000
7.38%, 04/01/20	10,450	11,442,750
7.50%, 03/15/22 (Call 03/15/17)	7,300	7,838,375

		259,800,777
LEISURE TIME — 0.07%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	8,805	9,163,761
Sabre GLBL Inc.
8.50%, 05/15/19 (Call 05/15/15)[a,b]	142	153,005

		9,316,766
LODGING — 2.54%
Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/29/14)[a]	8,150	8,516,750
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)[a]	16,850	13,311,500
9.00%, 02/15/20 (Call 02/15/16)[a]	21,136	16,699,898
9.00%, 02/15/20 (Call 02/15/16)	21,000	16,592,442
10.00%, 12/15/18 (Call 12/29/14)[a]	11,276	1,462,734
10.00%, 12/15/18 (Call 12/29/14)	48,605	6,305,089
10.75%, 02/01/16 (Call 12/29/14)[a]	8,250	1,072,514
11.25%, 06/01/17 (Call 12/29/14)	32,810	26,001,380
12.75%, 04/15/18 (Call 12/29/14)	10,645	1,437,075
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[b]	17,300	16,867,500
11.00%, 10/01/21 (Call 10/01/16)[a,b]	18,450	16,789,500
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[b]	2,325	2,057,625
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[a]	8,350	8,329,125
6.75%, 06/01/19 (Call 06/01/15)	8,770	9,142,725

Security	Principal (000s)	Value

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[a,b]	$23,600	$24,780,000
MGM Resorts International
5.25%, 03/31/20[a]	9,200	9,315,000
6.00%, 03/15/23	3,485	3,528,563
6.63%, 12/15/21	21,000	22,417,500
6.75%, 10/01/20[a]	17,200	18,576,000
7.50%, 06/01/16	10,920	11,698,050
7.63%, 01/15/17[a]	12,100	13,098,250
7.75%, 03/15/22[a]	16,800	18,900,000
8.63%, 02/01/19[a]	14,562	16,655,288
10.00%, 11/01/16	7,850	8,831,250
11.38%, 03/01/18	8,320	10,004,800
Studio City Finance Ltd.
8.50%, 12/01/20 (Call 12/01/15)[b]	12,700	13,557,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	7,900	7,643,250
5.38%, 03/15/22 (Call 03/15/17)[a]	15,000	15,300,000
7.75%, 08/15/20 (Call 08/15/15)[a]	21,910	23,388,925

		362,279,983
MACHINERY — 0.85%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[b]	13,600	14,110,000
Case New Holland Industrial Inc.
7.88%, 12/01/17[a]	25,550	28,616,000
CNH Industrial Capital LLC
3.25%, 02/01/17	8,300	8,300,000
3.38%, 07/15/19[a,b]	8,200	7,913,000
3.63%, 04/15/18[a]	10,250	10,198,750
3.88%, 11/01/15	9,570	9,641,775
6.25%, 11/01/16	8,170	8,558,075
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)[a]	625	678,125
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	14,750	15,011,075
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a,b]	17,095	18,206,175

		121,232,975
MANUFACTURING — 1.00%
Bombardier Inc.
4.25%, 01/15/16[a,b]	10,925	11,170,813
4.75%, 04/15/19[b]	10,600	10,772,250
5.75%, 03/15/22[a,b]	8,300	8,466,000
6.00%, 10/15/22 (Call 04/15/17)[a,b]	19,300	19,641,610
6.13%, 01/15/23[a,b]	20,825	21,345,625
7.50%, 03/15/18[a,b]	11,050	12,274,340
7.75%, 03/15/20[a,b]	16,920	18,696,600
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[b]	17,175	16,659,750
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)[a]	22,045	22,844,131

		141,871,119
MEDIA — 8.66%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	9,875	9,702,188
7.75%, 07/15/21 (Call 07/15/16)	12,100	13,189,000

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Cablevision Systems Corp.
5.88%, 09/15/22[a]	$10,900	$11,145,250
7.75%, 04/15/18	12,400	13,764,000
8.00%, 04/15/20[a]	8,550	9,832,500
8.63%, 09/15/17	14,220	16,104,150
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	16,350	16,023,000
5.25%, 03/15/21 (Call 03/15/16)[a]	7,900	7,939,500
5.25%, 09/30/22 (Call 09/30/17)[a]	20,650	20,520,937
5.75%, 09/01/23 (Call 03/01/18)[a]	8,550	8,592,750
5.75%, 01/15/24 (Call 07/15/18)[a]	19,042	19,220,519
6.50%, 04/30/21 (Call 04/30/15)	24,830	26,133,575
6.63%, 01/31/22 (Call 01/31/17)	12,450	13,197,000
7.00%, 01/15/19 (Call 12/29/14)	23,025	23,974,781
7.25%, 10/30/17 (Call 12/29/14)[a]	15,080	15,702,050
7.38%, 06/01/20 (Call 12/01/15)	12,520	13,427,700
8.13%, 04/30/20 (Call 04/30/15)[a]	11,250	11,925,000
CCOH Safari LLC
5.50%, 12/01/22 (Call 12/01/17)	15,740	15,956,425
5.75%, 12/01/24 (Call 12/01/19)	9,560	9,643,650
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	9,050	8,688,000
5.13%, 12/15/21 (Call 06/15/16)[a,b]	13,325	12,825,313
6.38%, 09/15/20 (Call 09/15/15)[b]	26,625	27,623,437
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	46,285	48,020,687
Series A
7.63%, 03/15/20 (Call 03/15/15)[a]	500	517,500
Series B
7.63%, 03/15/20 (Call 03/15/15)[a]	31,130	32,406,330
CSC Holdings LLC
5.25%, 06/01/24[b]	12,850	12,721,500
6.75%, 11/15/21[a]	15,620	17,318,675
8.63%, 02/15/19[a]	8,764	10,231,970
DISH DBS Corp.
4.25%, 04/01/18	19,750	20,046,250
4.63%, 07/15/17[a]	14,000	14,490,000
5.00%, 03/15/23	25,325	24,565,250
5.13%, 05/01/20	19,150	19,389,375
5.88%, 07/15/22[a]	33,700	34,795,250
5.88%, 11/15/24[b]	6,855	6,897,844
6.75%, 06/01/21	29,030	31,533,837
7.13%, 02/01/16	21,784	23,091,040
7.88%, 09/01/19	20,616	23,553,780
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)	9,335	9,731,738
5.13%, 07/15/20 (Call 07/15/16)	9,450	9,780,750
6.38%, 10/15/23 (Call 10/15/18)	11,380	12,290,400
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 07/15/15)[a]	25,450	25,004,625
9.00%, 03/01/21 (Call 03/01/16)[a]	30,140	29,386,500
9.00%, 09/15/22 (Call 09/15/17)[a,b]	17,100	16,672,500
10.00%, 01/15/18 (Call 07/15/16)[a]	14,600	11,643,500
11.25%, 03/01/21 (Call 03/01/16)[a]	8,550	8,763,750
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	14,830	16,516,913
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)[a]	13,000	14,625,000
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 12/01/14)[b]	3,950	4,125,301
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	12,800	12,864,000
5.00%, 04/15/22 (Call 04/15/17)[a,b]	24,400	24,400,000

Security	Principal (000s)	Value

Numericable-SFR
4.88%, 05/15/19 (Call 05/15/16)[a,b]	$39,500	$39,203,750
6.00%, 05/15/22 (Call 05/15/17)[b]	64,800	65,395,000
6.25%, 05/15/24 (Call 05/15/19)[a,b]	22,750	23,119,687
Quebecor Media Inc.
5.75%, 01/15/23	14,100	14,399,625
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	9,650	9,674,125
5.63%, 08/01/24 (Call 08/01/19)[a,b]	8,800	8,584,301
6.13%, 10/01/22 (Call 10/01/17)[a]	8,775	9,038,250
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	7,150	7,096,375
4.63%, 05/15/23 (Call 05/15/18)[b]	8,025	7,643,813
5.75%, 08/01/21 (Call 08/01/16)[a,b]	9,725	10,138,313
5.88%, 10/01/20 (Call 10/01/16)[a,b]	10,650	11,235,750
6.00%, 07/15/24 (Call 07/15/19)[b]	24,700	25,502,750
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[a,b]	1,325	1,272,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 01/15/23 (Call 01/15/18)[b]	15,900	16,536,000
7.50%, 03/15/19 (Call 03/15/15)[b]	7,550	7,955,813
Unitymedia KabelBW GmbH
6.13%, 01/15/25 (Call 01/15/20)[b]	14,050	14,717,375
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[b]	10,190	10,674,025
6.75%, 09/15/22 (Call 09/15/17)[b]	18,649	20,467,277
6.88%, 05/15/19 (Call 05/15/15)[b]	19,400	20,345,750
7.88%, 11/01/20 (Call 11/01/15)[b]	12,480	13,494,000
8.50%, 05/15/21 (Call 11/15/15)[a,b]	12,950	13,921,250
Videotron Ltd.
5.00%, 07/15/22	13,450	13,853,500
5.38%, 06/15/24 (Call 03/15/24)[b]	10,400	10,582,000
9.13%, 04/15/18 (Call 12/29/14)	1,829	1,893,015
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	13,600	14,824,000

		1,232,621,734
MINING — 2.05%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)	20,000	20,975,000
5.40%, 04/15/21 (Call 01/15/21)[a]	16,724	18,145,540
5.55%, 02/01/17	2,500	2,668,750
5.72%, 02/23/19[a]	13,290	14,619,000
5.87%, 02/23/22[a]	12,090	13,329,225
6.15%, 08/15/20	16,750	18,864,688
6.75%, 07/15/18	10,665	12,051,450
Aleris International Inc.
7.63%, 02/15/18 (Call 12/29/14)	9,150	9,401,625
7.88%, 11/01/20 (Call 11/01/15)[a]	7,900	8,097,500
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b]	18,223	17,585,195
7.00%, 02/15/21 (Call 02/15/18)[a,b]	20,763	20,036,295
7.25%, 05/15/22 (Call 05/15/17)[b]	16,625	16,250,938
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a,b]	17,400	16,660,500
6.88%, 02/01/18 (Call 12/29/14)[a,b]	4,378	4,147,944
6.88%, 04/01/22 (Call 04/01/17)[a,b]	16,900	15,379,000
8.25%, 11/01/19 (Call 11/01/15)[a,b]	23,120	21,876,144
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	9,575	9,862,250
7.88%, 11/01/22 (Call 11/01/18)[a,b]	5,500	5,678,750

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Novelis Inc.
8.38%, 12/15/17 (Call 12/29/14)	$18,693	$19,487,452
8.75%, 12/15/20 (Call 12/15/15)[a]	23,990	26,029,150

		291,146,396
OFFICE & BUSINESS EQUIPMENT — 0.29%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	11,485	11,456,288
6.00%, 08/15/22 (Call 08/15/17)[a]	11,300	11,780,250
8.50%, 04/01/19 (Call 04/01/15)	17,616	18,717,000

		41,953,538
OIL & GAS — 9.25%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	10,750	7,901,250
7.38%, 11/01/21 (Call 07/31/17)[a,b]	9,428	6,906,010
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	19,250	18,383,750
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)	15,950	15,511,373
6.00%, 12/01/20 (Call 12/01/15)	9,450	9,568,125
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 05/01/22 (Call 05/01/17)[a,b]	11,250	12,192,147
7.38%, 04/15/21 (Call 12/16/14)	8,350	9,321,239
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)[a]	9,750	7,816,709
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	16,340	14,499,479
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[a,b]	17,500	15,750,000
5.50%, 09/15/21 (Call 06/15/21)[b]	21,000	18,900,000
6.00%, 11/15/24 (Call 08/15/24)[a,b]	28,200	25,380,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	15,175	14,568,000
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)[a]	8,350	7,515,000
8.25%, 09/01/21 (Call 09/01/16)	6,870	6,423,450
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 12/29/14)[a]	7,275	7,289,076
4.88%, 04/15/22 (Call 04/15/17)[a]	24,850	24,595,752
5.38%, 06/15/21 (Call 06/15/16)[a]	10,650	10,914,399
5.75%, 03/15/23[a]	18,300	19,365,331
6.13%, 02/15/21[a]	16,580	17,910,197
6.50%, 08/15/17	10,540	11,283,765
6.63%, 08/15/20[a]	22,300	24,658,823
6.88%, 11/15/20[a]	7,176	7,997,119
7.25%, 12/15/18[a]	11,245	12,643,475
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	12,325	11,802,552
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	9,700	9,496,564
5.50%, 04/01/23 (Call 10/01/17)	27,083	26,729,564
6.50%, 01/15/22 (Call 01/15/17)[a]	10,180	10,510,850
7.00%, 01/15/21 (Call 01/15/16)	10,517	10,806,218
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)[a]	19,700	16,620,823
5.50%, 05/01/22 (Call 05/01/17)	20,325	18,310,805
6.38%, 08/15/21 (Call 08/15/16)[a]	6,480	6,272,241
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[a,b]	9,150	6,947,312
7.50%, 12/15/21 (Call 12/15/16)	8,340	6,508,611
9.25%, 12/15/17 (Call 12/29/14)[a]	12,350	10,983,900

Security	Principal (000s)	Value

EP Energy LLC/Everest Acquisition Finance Inc.
6.88%, 05/01/19 (Call 05/01/15)[a]	$12,450	$12,761,250
9.38%, 05/01/20 (Call 05/01/16)[a]	33,715	35,906,475
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 02/15/15)[a]	9,200	8,487,000
EXCO Resources Inc.
7.50%, 09/15/18 (Call 12/29/14)[a]	12,135	9,961,563
8.50%, 04/15/22 (Call 04/15/17)[a]	7,975	6,480,569
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	21,800	16,895,000
9.25%, 02/15/22 (Call 08/15/17)[a]	6,400	4,748,449
9.75%, 07/15/20 (Call 07/15/16)[a]	19,295	14,894,094
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a,b]	6,850	3,202,114
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	8,425	7,421,713
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[b]	18,000	14,220,000
Kodiak Oil & Gas Corp.
5.50%, 02/01/22 (Call 08/01/17)	6,600	6,412,080
8.13%, 12/01/19 (Call 12/01/15)[a]	13,259	13,841,038
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	8,025	7,342,875
7.38%, 05/01/22 (Call 05/01/17)[a]	8,400	8,484,000
9.50%, 02/15/19 (Call 02/15/15)	9,025	9,455,110
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	29,250	24,769,558
6.50%, 05/15/19 (Call 05/15/15)[a]	20,250	17,278,254
6.50%, 09/15/21 (Call 09/15/17)	11,575	9,377,498
7.75%, 02/01/21 (Call 09/15/15)[a]	16,560	14,437,548
8.63%, 04/15/20 (Call 04/15/15)[a]	21,495	19,130,550
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	13,250	11,677,454
6.50%, 03/15/21 (Call 03/15/15)[a,b]	11,600	10,445,897
7.00%, 03/31/24 (Call 09/30/18)[a,b]	16,325	14,792,770
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)[b]	8,850	7,460,330
7.63%, 05/01/21 (Call 05/01/17)	11,000	10,011,027
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)	11,700	9,714,490
10.75%, 10/01/20 (Call 10/01/16)[a]	9,664	8,371,662
Newfield Exploration Co.
5.63%, 07/01/24[a]	15,300	15,948,466
5.75%, 01/30/22[a]	14,100	14,735,614
6.88%, 02/01/20 (Call 02/01/15)	11,085	11,362,128
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	6,850	6,336,250
6.88%, 03/15/22 (Call 09/15/17)[a]	16,425	15,028,875
6.88%, 01/15/23 (Call 07/15/17)[a]	7,300	6,716,000
7.25%, 02/01/19 (Call 02/01/15)[a]	5,965	5,786,050
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)[a]	12,575	8,837,529
7.50%, 11/01/19 (Call 11/01/15)[a]	18,800	14,095,949
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[b]	12,275	10,126,875
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 12/01/15)[b]	9,075	8,394,375
Paragon Offshore PLC
6.75%, 07/15/22 (Call 07/15/18)[a,b]	7,925	4,720,328
7.25%, 08/15/24 (Call 08/15/19)[a,b]	9,400	5,405,000
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	13,850	12,811,250

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	$5,037	$4,482,930
6.63%, 11/15/20 (Call 11/15/15)	11,020	10,744,500
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	14,000	14,070,000
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[a]	9,750	8,971,304
5.38%, 10/01/22 (Call 07/01/22)	7,960	7,487,267
6.88%, 03/01/21	10,800	11,243,690
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)[a]	10,300	10,454,500
5.00%, 03/15/23 (Call 03/15/18)[a]	12,000	11,994,000
5.75%, 06/01/21 (Call 06/01/16)[a]	8,500	8,776,250
6.75%, 08/01/20 (Call 08/01/15)	8,250	8,600,625
Rosetta Resources Inc.
5.63%, 05/01/21 (Call 05/01/17)	10,890	9,965,008
5.88%, 06/01/22 (Call 12/01/17)[a]	11,160	10,211,977
5.88%, 06/01/24 (Call 06/01/19)	9,500	8,455,145
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a]	37,480	21,925,800
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a,b]	20,550	18,450,665
7.75%, 06/15/21 (Call 06/15/17)	8,250	8,164,749
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)[a]	18,520	14,445,600
7.50%, 02/15/23 (Call 08/15/17)	15,381	10,920,510
8.13%, 10/15/22 (Call 04/15/17)[a]	11,900	9,520,000
8.75%, 01/15/20 (Call 01/15/15)[a]	7,475	6,279,000
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)[b]	8,365	6,524,700
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)[a]	10,860	9,774,000
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	8,425	7,329,750
6.13%, 11/15/22 (Call 11/15/18)[b]	7,200	6,912,000
6.50%, 01/01/23 (Call 07/01/17)	6,327	6,168,825
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	4,200	4,325,861
5.38%, 10/01/22 (Call 10/01/17)[a]	8,175	8,359,623
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a,b]	11,200	9,520,000
6.25%, 04/15/22 (Call 04/15/17)[a,b]	10,350	8,590,500
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[b]	8,070	7,827,900
6.13%, 10/01/24 (Call 10/01/19)[a,b]	13,900	12,023,500
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	17,550	17,067,375
5.75%, 03/15/21 (Call 12/15/20)[a]	21,183	20,547,510
WPX Energy Inc.
5.25%, 01/15/17[a]	6,530	6,528,526
5.25%, 09/15/24 (Call 06/15/24)	8,720	8,026,764
6.00%, 01/15/22 (Call 10/15/21)	21,430	20,889,400

		1,316,148,720
OIL & GAS SERVICES — 0.28%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[a]	11,360	10,564,800
6.88%, 01/15/22 (Call 07/15/17)[a]	7,925	7,251,375
7.75%, 05/15/17 (Call 12/29/14)	1,912	1,892,880
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	6,350	6,607,753
7.13%, 12/15/21 (Call 12/15/16)	12,760	13,732,783

		40,049,591

Security	Principal (000s)	Value

PACKAGING & CONTAINERS — 1.33%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 10/15/15)[b]	$12,796	$13,819,680
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[a,b]	7,050	6,979,500
6.25%, 01/31/19 (Call 01/31/16)[a,b]	6,525	6,541,313
6.75%, 01/31/21 (Call 01/31/17)[a,b]	7,000	7,175,000
Ball Corp.
4.00%, 11/15/23[a]	16,550	15,888,000
5.00%, 03/15/22[a]	12,946	13,399,110
5.75%, 05/15/21 (Call 11/15/15)[a]	9,675	10,062,000
6.75%, 09/15/20 (Call 03/15/15)	7,980	8,319,150
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[a]	8,500	8,563,750
9.75%, 01/15/21 (Call 01/15/16)[a]	12,715	14,209,012
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[a,b]	11,500	11,471,250
6.00%, 06/15/17 (Call 06/15/16)[b]	11,350	11,264,875
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	12,265	12,954,906
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	15,850	15,295,250
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b]	5,325	5,305,031
5.13%, 12/01/24 (Call 09/01/24)[b]	1,325	1,328,313
5.25%, 04/01/23 (Call 01/01/23)[a,b]	6,650	6,799,625
6.50%, 12/01/20 (Call 09/01/20)[a,b]	6,500	7,150,000
8.38%, 09/15/21 (Call 09/15/16)[b]	11,020	12,397,500

		188,923,265
PHARMACEUTICALS — 1.57%
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	11,075	11,241,125
Endo Finance LLC & Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	13,500	13,162,500
7.00%, 07/15/19 (Call 07/15/15)[b]	7,475	7,839,406
7.00%, 12/15/20 (Call 12/15/15)[b]	1,370	1,435,075
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)[b]	16,175	16,660,250
NBTY Inc.
9.00%, 10/01/18 (Call 12/29/14)	10,875	11,119,688
Valeant Pharmaceuticals International
5.63%, 12/01/21 (Call 12/01/16)[a,b]	15,450	15,604,500
6.38%, 10/15/20 (Call 10/15/16)[a,b]	36,650	38,116,000
6.75%, 08/15/18 (Call 08/15/15)[b]	27,788	29,628,955
6.75%, 08/15/21 (Call 02/15/16)[a,b]	10,520	10,993,400
6.88%, 12/01/18 (Call 12/29/14)[b]	15,200	15,751,000
7.00%, 10/01/20 (Call 10/01/15)[a,b]	10,735	11,244,912
7.25%, 07/15/22 (Call 07/15/16)[b]	9,950	10,534,563
7.50%, 07/15/21 (Call 07/15/16)[b]	27,350	29,572,187

		222,903,561
PIPELINES — 4.17%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	23,200	23,646,964
4.88%, 03/15/24 (Call 03/15/19)[a]	10,897	11,096,500

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.88%, 04/15/21 (Call 04/15/15)[a]	$11,689	$12,134,274
6.13%, 07/15/22 (Call 01/15/17)[a]	11,770	12,489,433
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21 (Call 05/15/16)	6,900	6,758,266
5.88%, 08/01/23 (Call 02/01/18)	10,225	10,541,882
6.63%, 10/01/20 (Call 10/01/16)	8,300	8,606,739
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[a]	7,865	7,825,675
6.13%, 03/01/22 (Call 11/01/16)	9,369	9,279,104
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	9,061	8,947,738
Energy Transfer Equity LP
5.88%, 01/15/24	18,725	19,286,750
7.50%, 10/15/20[a]	18,530	20,892,575
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16	11,745	12,311,216
6.00%, 01/15/18[b]	12,740	14,148,224
Kinder Morgan Inc./DE
5.00%, 02/15/21 (Call 01/15/21)[a,b]	12,025	12,688,780
5.63%, 11/15/23 (Call 08/15/23)[a,b]	12,450	13,586,685
7.00%, 06/15/17[a]	11,809	13,226,080
7.25%, 06/01/18	7,300	8,439,404
8.25%, 02/15/16[a]	2,300	2,475,897
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)[a]	17,050	16,495,875
5.50%, 02/15/23 (Call 08/15/17)[a]	11,575	11,748,625
6.25%, 06/15/22 (Call 12/15/16)	7,591	7,894,640
6.75%, 11/01/20 (Call 11/01/15)[a]	7,965	8,303,513
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	21,490	22,239,416
9.63%, 06/01/19 (Call 06/01/15)[a,b]	8,900	9,560,091
NuStar Logistics LP
4.80%, 09/01/20	7,518	7,392,331
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[a]	10,000	9,910,569
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
6.50%, 05/15/21 (Call 05/15/16)	875	905,625
8.38%, 06/01/20 (Call 06/01/16)	675	732,375
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)[a]	10,200	9,638,754
5.00%, 10/01/22 (Call 07/01/22)	11,125	10,846,875
5.50%, 04/15/23 (Call 10/15/17)	12,529	12,591,645
5.75%, 09/01/20 (Call 06/01/20)[a]	6,650	6,849,431
5.88%, 03/01/22 (Call 12/01/21)[a]	14,435	14,795,875
6.50%, 07/15/21 (Call 07/15/16)[a]	8,000	8,280,000
6.88%, 12/01/18 (Call 12/02/14)[a]	10,319	10,680,165
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	10,590	11,025,514
6.00%, 01/15/19[b]	9,175	9,656,688
6.85%, 07/15/18[a,b]	9,200	9,913,000
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	32,885	33,624,912
5.63%, 04/15/23[a]	23,600	24,072,000
5.75%, 05/15/24 (Call 02/15/24)[a]	31,570	32,161,937
6.25%, 03/15/22[a]	15,550	16,327,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[b]	1,000	1,006,546
4.25%, 11/15/23 (Call 05/15/18)	10,500	10,136,993
5.25%, 05/01/23 (Call 11/01/17)	10,300	10,557,499
6.88%, 02/01/21 (Call 02/01/16)	9,100	9,602,270

Security	Principal (000s)	Value

Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b]	$4,375	$4,418,750
5.88%, 10/01/20 (Call 10/01/16)	9,550	9,693,250
6.13%, 10/15/21 (Call 10/15/16)	8,950	9,129,000
6.25%, 10/15/22 (Call 10/15/18)[b]	4,530	4,665,900

		593,239,750
REAL ESTATE — 0.27%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)[a]	12,840	13,212,360
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[a,b]	9,677	10,499,545
7.88%, 02/15/19 (Call 02/15/15)[a,b]	950	999,875
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	7,300	7,281,750
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	6,750	6,783,750

		38,777,280
REAL ESTATE INVESTMENT TRUSTS — 0.44%
Crown Castle International Corp.
4.88%, 04/15/22[a]	14,479	14,479,000
5.25%, 01/15/23[a]	26,675	27,141,812
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	9,400	9,247,250
5.00%, 07/01/19 (Call 07/01/16)	12,225	12,011,063
MPT Operating Partnership LP/MPT Finance Corp.
6.88%, 05/01/21 (Call 05/01/16)	175	187,250

		63,066,375
RETAIL — 3.15%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a,b]	38,020	39,018,025
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[a]	9,150	9,577,257
7.00%, 05/20/22 (Call 05/20/17)	15,410	16,223,377
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/20/15)[a]	7,480	7,751,898
Best Buy Co. Inc.
5.00%, 08/01/18[a]	9,406	9,805,755
5.50%, 03/15/21 (Call 12/15/20)[a]	10,100	10,428,250
Burger King Corp.
9.88%, 10/15/18 (Call 12/12/14)	8,960	9,419,200
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/15/15)[a]	6,455	5,535,163
9.00%, 03/15/19 (Call 03/15/15)[b]	18,250	18,386,875
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)[a]	8,200	8,200,000
6.75%, 01/15/22 (Call 11/15/16)	8,200	8,178,140
J.C. Penney Corp. Inc.
5.65%, 06/01/20[a]	6,650	5,386,500
8.13%, 10/01/19[a]	6,625	6,227,500
L Brands Inc.
5.63%, 02/15/22[a]	17,033	18,438,222
5.63%, 10/15/23[a]	7,500	8,100,000
6.63%, 04/01/21	16,770	18,908,175
6.90%, 07/15/17[a]	12,512	13,888,320
7.00%, 05/01/20[a]	6,110	6,889,025
8.50%, 06/15/19[a]	8,050	9,559,375
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	7,675	7,770,938

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	$19,550	$20,918,500
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[a]	11,650	12,582,000
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 12/29/14)[a,b]	9,250	9,666,250
QVC Inc.
3.13%, 04/01/19[a]	5,730	5,763,817
4.38%, 03/15/23[a]	12,525	12,507,060
4.45%, 02/15/25[b]	10,000	9,863,135
4.85%, 04/01/24	10,575	10,795,315
5.13%, 07/02/22[a]	8,865	9,336,990
7.38%, 10/15/20 (Call 04/15/15)[b]	7,814	8,243,770
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	15,216	16,014,840
8.00%, 08/15/20 (Call 08/15/15)	9,950	10,646,500
9.25%, 03/15/20 (Call 03/15/16)[a]	15,450	16,995,000
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	14,218	14,999,990
6.88%, 11/15/19 (Call 11/15/15)[a]	11,050	11,769,355
Sears Holdings Corp.
6.63%, 10/15/18[a]	15,895	14,742,613
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	8,150	7,893,210
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)[a]	5,890	4,892,381
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 12/29/14)[a]	12,975	12,975,000

		448,297,721
SEMICONDUCTORS — 1.22%
Advanced Micro Devices Inc.
6.75%, 03/01/19	9,350	8,625,375
7.00%, 07/01/24 (Call 07/01/19)[a]	8,625	7,331,250
7.50%, 08/15/22[a]	8,300	7,449,250
7.75%, 08/01/20 (Call 08/01/15)[a]	8,685	8,077,050
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	8,575	8,446,375
6.63%, 06/01/21 (Call 06/01/15)[a]	8,125	8,125,000
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[b]	8,000	7,860,000
6.00%, 01/15/22 (Call 11/15/16)[a,b]	15,090	15,580,425
8.05%, 02/01/20 (Call 06/01/15)[a]	990	1,051,875
10.75%, 08/01/20 (Call 08/01/15)[a]	8,480	9,306,800
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)[b]	18,735	18,781,837
5.88%, 02/15/22 (Call 02/15/17)[a,b]	9,850	10,379,438
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	7,500	7,612,500
3.75%, 06/01/18[b]	11,775	11,892,750
5.75%, 02/15/21 (Call 02/15/17)[a,b]	10,075	10,704,688
5.75%, 03/15/23 (Call 03/15/18)[a,b]	7,150	7,596,875
Sensata Technologies BV
4.88%, 10/15/23[b]	8,873	8,917,365
5.63%, 11/01/24[a,b]	3,780	3,997,350
6.50%, 05/15/19 (Call 05/15/15)[b]	11,450	12,008,187

		173,744,390

Security	Principal (000s)	Value

SHIPBUILDING — 0.16%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	$1,290	$1,310,963
6.88%, 03/15/18 (Call 03/15/15)	9,835	10,326,750
7.13%, 03/15/21 (Call 03/15/16)[a]	9,960	10,819,050

		22,456,763
SOFTWARE — 2.50%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	23,350	24,896,938
6.13%, 09/15/23 (Call 09/15/18)[a,b]	12,875	14,001,563
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a,b]	27,465	28,494,937
6.13%, 11/01/23 (Call 11/01/18)[b]	5,320	5,506,200
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[b]	25,525	23,929,688
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	22,902	24,390,630
7.38%, 06/15/19 (Call 06/15/15)[b]	26,100	27,470,250
8.25%, 01/15/21 (Call 01/15/16)[b]	37,452	40,120,455
8.88%, 08/15/20 (Call 08/15/15)[a,b]	8,350	8,955,375
10.63%, 06/15/21 (Call 04/15/16)[a]	8,946	10,176,075
11.25%, 01/15/21 (Call 01/15/16)	8,855	10,083,631
11.75%, 08/15/21 (Call 05/15/16)	26,635	30,863,748
12.63%, 01/15/21 (Call 01/15/16)	51,032	60,983,240
Infor U.S. Inc.
9.38%, 04/01/19 (Call 04/01/15)[a]	16,450	17,848,250
11.50%, 07/15/18 (Call 07/15/15)	9,320	10,263,650
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	17,590	17,721,925

		355,706,555
STORAGE & WAREHOUSING — 0.21%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	17,750	18,282,500
10.75%, 10/15/19 (Call 10/15/16)[a,b]	12,550	11,734,250

		30,016,750
TELECOMMUNICATIONS — 13.38%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a,b]	10,750	10,830,625
6.75%, 11/15/20 (Call 11/15/16)[a,b]	16,480	17,262,800
8.88%, 01/01/20 (Call 07/01/16)[b]	8,500	9,265,000
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a,b]	15,500	15,616,250
7.88%, 12/15/19 (Call 12/15/15)[b]	7,550	7,946,375
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	6,800	6,936,000
9.88%, 12/15/20 (Call 12/15/16)[a,b]	7,750	8,525,000
Altice SA
7.75%, 05/15/22 (Call 05/15/17)[a,b]	48,300	49,869,750
Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	17,990	17,585,225
10.50%, 03/01/21 (Call 03/01/17)[a,b]	22,495	19,542,531
CenturyLink Inc.
5.80%, 03/15/22[a]	23,809	24,999,450
6.00%, 04/01/17[a]	8,600	9,234,250
6.45%, 06/15/21	23,900	26,051,000
Series V
5.63%, 04/01/20[a]	15,505	16,280,250
Series W
6.75%, 12/01/23[a]	11,900	13,209,000

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)[a]	$10,594	$11,282,610
8.75%, 03/15/18 (Call 12/29/14)[a]	2,149	2,224,215
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[b]	11,650	11,591,750
5.50%, 06/15/24 (Call 06/15/19)[b]	11,205	11,205,000
Embarq Corp.
7.08%, 06/01/16	15,250	16,379,099
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	13,850	14,178,938
6.88%, 01/15/25 (Call 10/15/24)	13,975	14,044,875
7.13%, 03/15/19[a]	6,650	7,315,000
7.13%, 01/15/23	13,540	14,217,000
7.63%, 04/15/24[a]	12,600	13,324,500
8.13%, 10/01/18	10,580	11,968,625
8.25%, 04/15/17	9,070	10,169,738
8.50%, 04/15/20[a]	18,180	20,907,000
8.75%, 04/15/22	9,110	10,476,500
9.25%, 07/01/21	7,450	8,791,000
Hughes Satellite Systems Corp.
6.50%, 06/15/19[a]	17,977	19,437,631
7.63%, 06/15/21	14,740	16,361,400
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	18,425	18,378,937
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	32,185	31,863,150
6.63%, 12/15/22 (Call 12/15/17)	19,250	20,116,250
7.25%, 04/01/19 (Call 04/01/15)[a]	23,113	24,268,650
7.25%, 10/15/20 (Call 10/15/15)	35,720	37,997,150
7.50%, 04/01/21 (Call 04/01/16)	18,565	19,934,169
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/15)	9,800	10,094,000
7.75%, 06/01/21 (Call 06/01/17)[a]	33,975	35,164,125
8.13%, 06/01/23 (Call 06/01/18)[a]	16,650	17,482,500
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[b,c]	10,350	10,841,625
Level 3 Communications Inc.
11.88%, 02/01/19 (Call 02/01/15)[a]	9,200	9,904,720
Level 3 Escrow II Inc.
5.38%, 08/15/22 (Call 08/15/17)[a,b]	16,150	16,351,875
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[a]	11,025	11,562,469
7.00%, 06/01/20 (Call 06/01/16)	13,800	14,748,750
8.13%, 07/01/19 (Call 07/01/15)	20,950	22,364,125
8.63%, 07/15/20 (Call 01/15/16)	15,795	17,216,550
9.38%, 04/01/19 (Call 04/01/15)	7,912	8,436,170
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	8,278	8,050,355
6.63%, 10/15/21 (Call 10/15/17)[b]	13,010	13,693,025
Nokia OYJ
5.38%, 05/15/19[a]	15,050	16,269,050
PAETEC Holding Corp.
9.88%, 12/01/18 (Call 12/29/14)	6,135	6,480,094
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[b]	12,142	11,808,095
5.63%, 10/01/19 (Call 10/01/16)	7,300	7,519,000
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	14,157	14,581,710
SoftBank Corp.
4.50%, 04/15/20[a,b]	42,400	42,506,000
Sprint Communications Inc.
6.00%, 12/01/16	33,800	35,574,500

Security	Principal (000s)	Value

6.00%, 11/15/22[a]	$37,100	$35,662,375
7.00%, 03/01/20[a,b]	17,450	19,151,375
7.00%, 08/15/20	26,250	26,906,250
8.38%, 08/15/17[a]	20,770	22,950,850
9.00%, 11/15/18[a,b]	48,020	55,343,050
9.13%, 03/01/17	17,500	19,381,250
11.50%, 11/15/21	15,264	18,965,520
Sprint Corp.
7.13%, 06/15/24[a]	41,600	41,184,000
7.25%, 09/15/21	37,400	38,241,500
7.88%, 09/15/23[a]	68,800	72,068,000
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)[a]	6,650	6,882,750
6.00%, 03/01/23 (Call 09/01/18)	9,080	9,272,950
6.13%, 01/15/22 (Call 01/15/18)	17,700	17,987,625
6.25%, 04/01/21 (Call 04/01/17)	31,600	32,548,000
6.38%, 03/01/25 (Call 09/01/19)	28,170	28,733,400
6.46%, 04/28/19 (Call 04/28/15)[a]	20,850	21,631,875
6.50%, 01/15/24 (Call 01/15/19)[a]	17,175	17,647,312
6.54%, 04/28/20 (Call 04/28/16)[a]	19,825	20,618,000
6.63%, 11/15/20 (Call 11/15/15)	16,020	16,620,750
6.63%, 04/28/21 (Call 04/28/17)	21,325	22,018,062
6.63%, 04/01/23 (Call 04/01/18)	27,783	28,824,862
6.73%, 04/28/22 (Call 04/28/17)[a]	28,929	29,905,354
6.84%, 04/28/23 (Call 04/28/18)[a]	9,825	10,267,125
Telecom Italia Capital SA
7.00%, 06/04/18[a]	15,840	17,622,000
7.18%, 06/18/19	16,250	18,570,622
Telecom Italia SpA
5.30%, 05/30/24[a,b]	25,050	25,394,437
tw telecom holdings Inc.
5.38%, 10/01/22 (Call 12/02/14)	8,243	9,335,198
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[a,b]	15,400	16,131,500
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[b]	12,070	13,232,341
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	11,760	12,730,200
Virgin Media Finance PLC
6.00%, 10/15/24 (Call 10/15/19)[b]	8,650	9,039,250
6.38%, 04/15/23 (Call 04/15/18)[a,b]	8,650	9,190,625
Virgin Media Secured Finance PLC
5.25%, 01/15/21	8,800	9,086,000
5.38%, 04/15/21 (Call 04/15/17)[b]	14,250	14,677,500
5.50%, 01/15/25 (Call 01/15/19)[a,b]	7,450	7,636,250
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	14,575	13,992,000
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	31,950	30,592,125
6.50%, 04/30/20 (Call 04/30/16)[b]	9,625	9,937,813
7.38%, 04/23/21 (Call 04/23/17)[b]	45,300	43,488,000
Windstream Corp.
6.38%, 08/01/23 (Call 02/01/18)	12,350	11,856,000
7.50%, 06/01/22 (Call 06/01/17)[a]	8,700	8,939,250
7.50%, 04/01/23 (Call 04/01/16)[a]	10,450	10,698,188
7.75%, 10/15/20 (Call 10/15/15)[a]	11,215	11,719,675
7.75%, 10/01/21 (Call 10/01/16)[a]	16,200	16,888,500
7.88%, 11/01/17	18,827	20,803,835

		1,904,608,975

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

November 30, 2014

Security	Principal or Shares (000s)	Value

TRANSPORTATION — 0.32%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)	$20,150	$20,956,104
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a,b]	14,081	14,468,227
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[b]	11,100	10,711,500

		46,135,831

TOTAL CORPORATE BONDS & NOTES (Cost: $14,150,090,763)		13,917,887,581

SHORT-TERM INVESTMENTS — 14.16%

MONEY MARKET FUNDS — 14.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	1,721,396	1,721,395,595
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	161,226	161,225,599
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	132,864	132,864,038

		2,015,485,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,015,485,232)		2,015,485,232

TOTAL INVESTMENTS IN SECURITIES — 111.92%
(Cost: $16,165,575,995)		15,933,372,813
Other Assets, Less Liabilities — (11.92)%		(1,696,869,740)

NET ASSETS — 100.00%		$14,236,503,073

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

155

Schedule of Investments  (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.84%

ADVERTISING — 0.25%
Omnicom Group Inc.
3.63%, 05/01/22	$10,864	$11,182,513
3.65%, 11/01/24 (Call 08/01/24)	5,890	5,932,784
4.45%, 08/15/20	14,195	15,458,757
WPP Finance 2010
3.75%, 09/19/24	4,975	5,041,370
4.75%, 11/21/21	8,875	9,820,857

		47,436,281
AEROSPACE & DEFENSE — 1.31%
Boeing Co. (The)
4.88%, 02/15/20[a]	4,277	4,863,386
General Dynamics Corp.
1.00%, 11/15/17	1,900	1,889,316
2.25%, 11/15/22 (Call 08/15/22)	16,580	16,021,789
L-3 Communications Corp.
4.75%, 07/15/20	8,023	8,705,517
5.20%, 10/15/19	10,215	11,331,426
Lockheed Martin Corp.
3.35%, 09/15/21	18,889	19,801,290
4.07%, 12/15/42	10,000	9,893,690
4.25%, 11/15/19	2,147	2,359,566
Northrop Grumman Corp.
1.75%, 06/01/18	5,097	5,080,217
3.25%, 08/01/23	14,145	14,277,297
4.75%, 06/01/43	7,750	8,339,221
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,319	1,287,822
3.13%, 10/15/20	21,677	22,599,688
United Technologies Corp.
3.10%, 06/01/22	26,148	26,859,814
4.50%, 04/15/20	6,515	7,279,719
4.50%, 06/01/42	39,439	42,728,209
5.38%, 12/15/17	10,888	12,229,370
5.70%, 04/15/40[a]	6,036	7,594,738
6.13%, 02/01/19	7,388	8,647,759
6.13%, 07/15/38	11,936	15,624,951

		247,414,785
AGRICULTURE — 1.61%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	12,000	12,084,724
2.85%, 08/09/22	9,352	9,106,537
4.00%, 01/31/24	15,737	16,466,421
4.25%, 08/09/42[a]	12,183	11,638,376
4.75%, 05/05/21[a]	21,353	23,698,211
5.38%, 01/31/44[a]	14,923	16,824,250
9.25%, 08/06/19	10,227	13,286,443
9.70%, 11/10/18	19,589	25,119,897
Archer-Daniels-Midland Co.
4.48%, 03/01/21	9,455	10,453,601

Security	Principal (000s)	Value

Lorillard Tobacco Co.
6.88%, 05/01/20	$10,651	$12,653,943
8.13%, 06/23/19	4,224	5,189,194
Philip Morris International Inc.
1.88%, 01/15/19	9,100	9,103,067
2.50%, 08/22/22	12,266	11,957,051
2.90%, 11/15/21[a]	9,671	9,831,188
3.25%, 11/10/24	2,000	2,009,625
3.88%, 08/21/42[a]	4,430	4,163,531
4.13%, 03/04/43[a]	8,145	7,945,893
4.25%, 11/10/44	5,000	4,995,781
4.38%, 11/15/41	8,934	9,003,092
4.50%, 03/26/20	9,614	10,679,554
4.88%, 11/15/43[a]	6,107	6,687,338
5.65%, 05/16/18[a]	21,306	24,095,128
6.38%, 05/16/38	20,610	26,699,410
Reynolds American Inc.
3.25%, 11/01/22	6,349	6,213,821
4.75%, 11/01/42[a]	14,045	13,614,872

		303,520,948
AUTO MANUFACTURERS — 0.88%
American Honda Finance Corp.
2.13%, 10/10/18	13,290	13,460,099
2.25%, 08/15/19	5,000	5,044,534
Daimler Finance North America LLC
8.50%, 01/18/31	16,394	24,971,618
Ford Motor Co.
4.75%, 01/15/43[a]	19,748	20,346,917
7.45%, 07/16/31	22,512	30,404,606
Toyota Motor Credit Corp.
2.00%, 10/24/18	18,660	18,925,532
2.10%, 01/17/19	5,250	5,288,325
2.13%, 07/18/19	5,510	5,557,937
3.30%, 01/12/22	16,055	16,705,203
3.40%, 09/15/21	14,421	15,143,470
4.25%, 01/11/21	4,000	4,402,541
Series B
4.50%, 06/17/20	5,604	6,224,690

		166,475,472
AUTO PARTS & EQUIPMENT — 0.01%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	2,246	2,408,835

		2,408,835
BANKS — 26.66%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19	12,102	12,188,238
3.05%, 08/23/18	8,919	9,304,610
4.00%, 03/13/24[a]	9,190	9,657,641
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	15,000	15,116,710
Bank of America Corp.
2.00%, 01/11/18[a]	20,545	20,682,460
2.60%, 01/15/19	36,864	37,465,337
2.65%, 04/01/19[a]	22,182	22,542,635
3.30%, 01/11/23	32,709	32,848,959
4.00%, 04/01/24[a]	31,422	32,853,721
4.10%, 07/24/23	23,187	24,485,115

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

4.13%, 01/22/24	$21,391	$22,560,153
4.20%, 08/26/24[a]	22,224	22,736,914
4.25%, 10/22/26	14,500	14,658,884
4.88%, 04/01/44	11,183	12,180,869
5.00%, 05/13/21	9,650	10,766,413
5.00%, 01/21/44	16,460	18,232,230
5.63%, 07/01/20	25,685	29,447,313
5.65%, 05/01/18	33,790	37,820,302
5.70%, 01/24/22[a]	24,944	29,014,796
5.75%, 12/01/17	26,440	29,461,719
5.88%, 01/05/21	14,675	17,078,141
5.88%, 02/07/42	17,138	21,246,909
6.11%, 01/29/37	17,502	20,835,756
6.88%, 04/25/18	44,345	51,455,304
6.88%, 11/15/18[a]	1,363	1,605,049
7.63%, 06/01/19[a]	20,475	24,937,139
7.75%, 05/14/38	13,168	18,514,614
Bank of America N.A.
6.00%, 10/15/36	6,895	8,555,595
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)[a]	12,032	11,981,799
2.38%, 01/25/19 (Call 12/25/18)	11,450	11,651,965
2.55%, 11/06/22 (Call 10/06/22)	9,000	8,793,712
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)[a]	5,668	5,716,061
2.20%, 05/15/19 (Call 04/15/19)[a]	5,941	5,997,671
2.30%, 09/11/19 (Call 08/11/19)	13,185	13,310,329
3.55%, 09/23/21 (Call 08/23/21)	17,280	18,174,724
3.65%, 02/04/24 (Call 01/05/24)	6,000	6,293,531
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	3,500	3,491,002
1.45%, 04/25/18[a]	22,053	21,839,086
2.05%, 10/30/18[a]	15,500	15,637,962
2.05%, 06/05/19	22,295	22,289,676
2.80%, 07/21/21	3,000	3,022,273
4.38%, 01/13/21	3,424	3,798,696
Barclays Bank PLC
2.50%, 02/20/19[a]	22,616	22,955,462
3.75%, 05/15/24[a]	22,800	23,534,985
5.13%, 01/08/20[a]	10,705	12,121,873
5.14%, 10/14/20[a]	17,734	19,417,787
6.75%, 05/22/19	19,664	23,427,560
Barclays PLC
2.75%, 11/08/19	11,350	11,425,396
4.38%, 09/11/24	11,185	10,942,911
BNP Paribas SA
2.40%, 12/12/18	16,895	17,160,914
2.45%, 03/17/19[a]	8,000	8,129,760
2.70%, 08/20/18	7,780	8,006,476
3.25%, 03/03/23[a]	12,625	12,870,900
4.25%, 10/15/24[a]	10,000	10,106,250
5.00%, 01/15/21	31,740	35,920,174
BPCE SA
2.50%, 12/10/18	24,750	25,168,617
2.50%, 07/15/19[a]	4,250	4,299,710
4.00%, 04/15/24[a]	11,450	11,977,445
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)[a]	15,500	15,790,292
3.80%, 10/30/26 (Call 09/30/26)	7,300	7,457,216
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	8,358	8,400,716
3.75%, 04/24/24 (Call 03/24/24)	19,360	19,855,870
4.75%, 07/15/21	11,047	12,219,076

Security	Principal (000s)	Value

Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	$11,525	$11,536,901
2.95%, 07/23/21	25,740	25,793,202
Citigroup Inc.
1.75%, 05/01/18[a]	12,659	12,636,745
2.50%, 09/26/18	13,869	14,151,183
2.50%, 07/29/19	11,736	11,848,683
2.55%, 04/08/19	17,860	18,152,943
3.38%, 03/01/23	17,648	17,891,959
3.50%, 05/15/23[a]	23,089	22,701,684
3.75%, 06/16/24[a]	15,706	16,171,397
3.88%, 10/25/23	16,955	17,696,595
4.00%, 08/05/24	13,000	13,118,916
4.05%, 07/30/22	18,225	18,905,968
4.30%, 11/20/26	4,000	4,039,389
4.50%, 01/14/22	32,927	36,224,840
5.30%, 05/06/44	5,500	5,917,159
5.38%, 08/09/20[a]	23,266	26,673,080
5.50%, 09/13/25	18,984	21,328,640
5.88%, 02/22/33	6,293	7,231,108
5.88%, 01/30/42	12,175	15,134,590
6.13%, 11/21/17[a]	31,293	35,260,865
6.13%, 05/15/18	26,443	30,128,945
6.13%, 08/25/36	19,020	22,722,509
6.63%, 06/15/32	7,250	8,925,581
6.68%, 09/13/43	7,500	9,540,425
6.88%, 03/05/38[a]	5,584	7,568,332
8.13%, 07/15/39	30,940	47,235,287
8.50%, 05/22/19	23,659	29,792,111
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	15,250	15,445,751
2.30%, 09/06/19	15,000	15,106,123
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	20,000	20,333,616
3.88%, 02/08/22	32,883	35,117,446
3.95%, 11/09/22	18,000	18,413,802
4.50%, 01/11/21	9,893	10,965,554
4.63%, 12/01/23[a]	24,600	26,096,548
5.25%, 05/24/41	15,915	18,937,123
5.75%, 12/01/43	7,620	8,989,490
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18[a]	13,650	13,746,379
Credit Suisse/New York NY
2.30%, 05/28/19[a]	23,320	23,405,960
3.00%, 10/29/21	9,665	9,686,318
3.63%, 09/09/24	38,000	38,852,427
4.38%, 01/14/20[a]	12,880	14,105,862
5.30%, 08/13/19	13,402	15,204,050
5.40%, 01/14/20[a]	13,297	14,999,680
6.00%, 02/15/18	12,208	13,697,376
Deutsche Bank AG/London
2.50%, 02/13/19[a]	18,978	19,292,168
3.70%, 05/30/24[a]	22,150	22,760,142
Discover Bank/Greenwood DE
2.00%, 02/21/18	12,500	12,520,756
3.20%, 08/09/21 (Call 07/09/21)	3,000	3,019,399
4.20%, 08/08/23	12,735	13,334,377
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)[a]	520	546,432
8.25%, 03/01/38	14,273	21,382,705
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	10,000	10,119,929
2.88%, 10/01/21 (Call 09/01/21)	7,000	7,007,438

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	$26,342	$26,779,933
2.55%, 10/23/19	11,000	11,013,740
2.63%, 01/31/19[a]	11,750	11,909,396
2.90%, 07/19/18	34,099	35,139,176
3.63%, 01/22/23	22,223	22,589,851
3.85%, 07/08/24 (Call 04/08/24)[a]	25,691	26,343,911
4.00%, 03/03/24	33,212	34,517,653
4.80%, 07/08/44 (Call 01/08/44)[a]	16,644	17,551,050
5.25%, 07/27/21	39,970	45,073,549
5.38%, 03/15/20	15,037	16,955,741
5.75%, 01/24/22[a]	35,338	41,020,170
5.95%, 01/18/18[a]	23,331	26,173,920
5.95%, 01/15/27	5,951	6,870,763
6.00%, 06/15/20[a]	15,695	18,227,898
6.13%, 02/15/33[a]	25,582	31,362,058
6.15%, 04/01/18	33,580	38,021,076
6.25%, 02/01/41	26,467	33,254,859
6.45%, 05/01/36	7,859	9,423,493
6.75%, 10/01/37	53,833	66,501,789
7.50%, 02/15/19	19,575	23,422,306
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	8,510	9,474,651
5.63%, 08/15/35	1,493	1,810,919
5.88%, 11/01/34	4,000	4,995,953
HSBC Holdings PLC
4.00%, 03/30/22	24,223	25,928,820
4.25%, 03/14/24	12,900	13,435,454
4.88%, 01/14/22[a]	11,395	12,809,562
5.10%, 04/05/21[a]	27,344	31,147,993
5.25%, 03/14/44	19,625	21,771,898
6.10%, 01/14/42	6,855	9,041,518
6.50%, 05/02/36	22,425	28,490,810
6.50%, 09/15/37	27,854	35,461,585
6.80%, 06/01/38	17,690	23,183,757
HSBC USA Inc.
1.63%, 01/16/18	16,295	16,346,036
2.25%, 06/23/19	19,500	19,634,919
2.38%, 11/13/19	12,000	12,093,475
2.63%, 09/24/18	3,413	3,517,666
3.50%, 06/23/24	6,500	6,699,806
5.00%, 09/27/20	3,490	3,863,592
Intesa Sanpaolo SpA
3.88%, 01/16/18[a]	13,890	14,556,316
3.88%, 01/15/19	15,150	15,870,283
5.25%, 01/12/24[a]	7,825	8,591,362
JPMorgan Chase & Co.
1.63%, 05/15/18[a]	20,546	20,473,849
1.80%, 01/25/18[a]	11,849	11,910,624
2.20%, 10/22/19	22,000	21,920,208
2.35%, 01/28/19[a]	10,500	10,655,418
3.20%, 01/25/23	28,158	28,276,317
3.25%, 09/23/22[a]	27,988	28,412,810
3.38%, 05/01/23[a]	21,311	21,112,665
3.63%, 05/13/24[a]	9,135	9,384,991
3.88%, 02/01/24[a]	12,646	13,261,614
3.88%, 09/10/24	15,726	15,919,217
4.25%, 10/15/20[a]	15,975	17,320,929
4.35%, 08/15/21[a]	22,135	24,070,367
4.40%, 07/22/20[a]	18,938	20,687,805
4.50%, 01/24/22	32,580	35,789,280
4.63%, 05/10/21	24,642	27,238,333
4.85%, 02/01/44[a]	28,973	31,841,182

Security	Principal (000s)	Value

4.95%, 03/25/20[a]	$7,793	$8,722,628
5.40%, 01/06/42	11,150	13,178,361
5.50%, 10/15/40[a]	10,812	12,829,562
5.60%, 07/15/41	11,440	13,838,069
5.63%, 08/16/43	13,973	16,322,452
6.00%, 01/15/18	35,877	40,555,594
6.30%, 04/23/19	29,001	33,871,703
6.40%, 05/15/38	18,184	23,840,228
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,000	2,236,907
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	10,500	10,514,552
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	6,800	6,856,282
5.10%, 03/24/21[a]	9,901	11,182,636
Lloyds Bank PLC
2.30%, 11/27/18	12,530	12,685,572
2.35%, 09/05/19	12,376	12,453,612
6.38%, 01/21/21	7,741	9,332,946
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	2,600	2,642,563
Morgan Stanley
2.13%, 04/25/18[a]	19,192	19,327,964
2.38%, 07/23/19	27,360	27,370,952
2.50%, 01/24/19	37,855	38,367,477
3.70%, 10/23/24[a]	22,200	22,617,327
3.75%, 02/25/23	31,556	32,519,793
4.10%, 05/22/23[a]	18,591	19,012,274
4.35%, 09/08/26	24,954	25,333,760
4.88%, 11/01/22	21,020	22,657,889
5.00%, 11/24/25	26,962	28,979,251
5.50%, 01/26/20[a]	22,306	25,271,456
5.50%, 07/24/20	15,841	18,034,495
5.50%, 07/28/21[a]	33,078	37,964,639
5.63%, 09/23/19	34,932	39,902,778
5.75%, 01/25/21[a]	33,534	38,814,304
5.95%, 12/28/17	7,085	7,957,265
6.38%, 07/24/42	24,899	32,790,402
6.63%, 04/01/18	35,712	41,093,473
7.25%, 04/01/32	2,362	3,242,125
7.30%, 05/13/19	31,810	38,227,368
Series F
3.88%, 04/29/24[a]	23,862	24,597,035
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	14,750	15,079,111
National Australia Bank Ltd./New York
2.30%, 07/25/18[a]	7,500	7,653,288
3.00%, 01/20/23[a]	9,759	9,763,381
Northern Trust Corp.
3.95%, 10/30/25	8,500	8,903,996
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[b]	14,525	14,663,574
2.25%, 07/02/19 (Call 06/02/19)[b]	5,250	5,280,276
2.70%, 11/01/22 (Call 10/01/22)[b]	16,250	15,808,647
2.95%, 01/30/23 (Call 12/30/22)[a,b]	5,800	5,693,507
3.80%, 07/25/23 (Call 06/25/23)[b]	12,928	13,470,160
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[a,b]	9,815	10,064,375
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a,b]	8,069	8,306,334
4.38%, 08/11/20[b]	3,773	4,147,557
5.13%, 02/08/20[b]	3,965	4,501,422

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Regions Bank/Birmingham AL
7.50%, 05/15/18	$3,292	$3,859,873
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	26,055	25,820,505
Royal Bank of Canada
1.50%, 01/16/18[a]	11,500	11,486,255
2.15%, 03/15/19[a]	8,000	8,092,851
2.20%, 07/27/18	23,921	24,373,566
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	16,912	19,809,193
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[a]	6,444	7,421,880
6.13%, 01/11/21	14,899	17,629,738
Societe Generale SA
2.63%, 10/01/18[a]	10,500	10,739,648
2.75%, 10/12/17	2,000	2,062,458
State Street Corp.
3.10%, 05/15/23	11,707	11,563,944
3.70%, 11/20/23	8,680	9,102,802
4.38%, 03/07/21	6,915	7,643,603
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	7,800	7,746,784
2.25%, 07/11/19[a]	5,000	5,003,135
2.45%, 01/10/19	11,335	11,476,568
3.20%, 07/18/22	6,099	6,204,077
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	3,635	3,676,720
2.50%, 05/01/19 (Call 04/01/19)	5,000	5,050,254
Svenska Handelsbanken AB
1.63%, 03/21/18	14,050	14,107,646
2.25%, 06/17/19	6,250	6,329,453
2.50%, 01/25/19	16,375	16,832,752
Toronto-Dominion Bank (The)
1.40%, 04/30/18	16,565	16,429,695
2.13%, 07/02/19[a]	10,025	10,060,115
2.25%, 11/05/19	7,000	7,042,846
2.63%, 09/10/18[a]	13,282	13,693,252
U.S. Bancorp/MN
1.95%, 11/15/18 (Call 10/15/18)	9,480	9,569,716
2.20%, 04/25/19 (Call 03/25/19)	16,260	16,436,211
2.95%, 07/15/22 (Call 06/15/22)	16,297	16,153,684
3.00%, 03/15/22 (Call 02/15/22)	3,087	3,133,877
3.70%, 01/30/24 (Call 12/29/23)[a]	4,500	4,741,036
4.13%, 05/24/21 (Call 04/23/21)	10,649	11,645,264
Series F
3.60%, 09/11/24 (Call 08/11/24)	10,000	10,200,828
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	20,235	20,305,027
UBS AG/Stamford CT
2.38%, 08/14/19	31,500	31,750,542
4.88%, 08/04/20	21,775	24,527,883
5.75%, 04/25/18	17,586	19,849,642
5.88%, 12/20/17	23,283	26,214,926
Wachovia Corp.
5.50%, 08/01/35	12,398	14,246,387
5.75%, 02/01/18	30,083	33,976,793
Wells Fargo & Co.
1.50%, 01/16/18	25,783	25,807,110
2.13%, 04/22/19[a]	18,025	18,132,429
2.15%, 01/15/19[a]	7,463	7,538,394
3.00%, 01/22/21[a]	17,660	18,130,063
3.30%, 09/09/24[a]	15,306	15,490,949
3.50%, 03/08/22	26,300	27,504,167

Security	Principal (000s)	Value

4.10%, 06/03/26[a]	$30,944	$31,833,142
4.13%, 08/15/23	17,269	18,178,472
4.60%, 04/01/21	18,329	20,412,223
4.65%, 11/04/44[a]	15,495	15,800,117
5.38%, 02/07/35	924	1,082,193
5.38%, 11/02/43[a]	21,836	24,625,053
5.61%, 01/15/44	18,754	21,866,359
5.63%, 12/11/17	21,359	23,950,154
Series M
3.45%, 02/13/23[a]	30,958	31,222,471
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,000	12,523,414
6.00%, 11/15/17	9,772	11,072,470
6.60%, 01/15/38	18,634	25,435,986
Westpac Banking Corp.
1.60%, 01/12/18	7,000	7,039,488
2.25%, 07/30/18	5,795	5,922,414
2.25%, 01/17/19[a]	16,170	16,447,587
4.88%, 11/19/19[a]	18,160	20,460,420

		5,036,979,433
BEVERAGES — 2.77%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	14,395	14,281,700
2.15%, 02/01/19[a]	16,313	16,429,878
2.63%, 01/17/23	11,718	11,422,058
3.70%, 02/01/24[a]	16,161	16,848,227
4.00%, 01/17/43[a]	6,817	6,598,550
4.63%, 02/01/44[a]	11,200	11,941,321
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	19,647	19,130,649
3.75%, 07/15/42	12,392	11,525,621
5.00%, 04/15/20	10,712	12,053,442
5.38%, 01/15/20	29,504	33,689,157
6.88%, 11/15/19	9,027	10,925,062
7.75%, 01/15/19	20,753	25,296,755
8.20%, 01/15/39	11,584	17,773,651
Bottling Group LLC
5.13%, 01/15/19	8,932	10,064,738
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	16,790	16,645,734
1.65%, 03/14/18[a]	9,794	9,904,006
1.65%, 11/01/18	18,860	18,893,882
2.45%, 11/01/20[a]	19,863	20,195,451
3.15%, 11/15/20	10,206	10,768,739
3.20%, 11/01/23	28,525	29,289,675
3.30%, 09/01/21	6,603	6,940,678
4.88%, 03/15/19	3,800	4,279,581
5.35%, 11/15/17	3,800	4,257,097
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)[a]	17,598	17,204,403
Diageo Investment Corp.
2.88%, 05/11/22	10,404	10,440,743
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	9,465	12,999,706
PepsiCo Inc.
2.25%, 01/07/19 (Call 12/07/18)	4,600	4,669,651
2.75%, 03/05/22	15,744	15,799,783
2.75%, 03/01/23	13,592	13,416,613
3.00%, 08/25/21[a]	5,596	5,756,391
3.13%, 11/01/20	10,599	11,083,544

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.60%, 03/01/24 (Call 12/01/23)[a]	$13,000	$13,601,721
4.00%, 03/05/42[a]	9,023	8,850,280
4.50%, 01/15/20	11,840	13,190,362
4.88%, 11/01/40	8,115	9,045,769
5.00%, 06/01/18	14,919	16,607,661
5.50%, 01/15/40	10,495	12,482,751
7.90%, 11/01/18	15,940	19,546,975

		523,852,005
BIOTECHNOLOGY — 1.60%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)[a]	15,415	15,389,352
3.45%, 10/01/20	8,710	9,072,771
3.63%, 05/15/22 (Call 02/15/22)	6,265	6,474,009
3.63%, 05/22/24 (Call 02/22/24)[a]	10,900	11,049,405
3.88%, 11/15/21 (Call 08/15/21)	17,248	18,274,754
4.10%, 06/15/21 (Call 03/15/21)	13,821	14,828,203
5.15%, 11/15/41 (Call 05/15/41)[a]	23,627	25,841,325
5.38%, 05/15/43 (Call 11/15/42)	12,432	14,064,061
5.65%, 06/15/42 (Call 12/15/41)	8,507	9,969,583
5.70%, 02/01/19	13,444	15,236,868
6.38%, 06/01/37	9,234	11,505,124
6.40%, 02/01/39	10,922	13,658,753
Celgene Corp.
3.25%, 08/15/22	13,181	13,311,626
3.63%, 05/15/24 (Call 02/15/24)	13,638	13,902,128
4.63%, 05/15/44 (Call 11/15/43)	10,000	10,269,470
Gilead Sciences Inc.
2.35%, 02/01/20[a]	980	990,686
3.50%, 02/01/25 (Call 11/01/24)	12,410	12,820,824
3.70%, 04/01/24 (Call 01/01/24)	28,487	29,840,625
4.40%, 12/01/21 (Call 09/01/21)	8,260	9,148,240
4.50%, 04/01/21 (Call 01/01/21)	4,634	5,147,881
4.50%, 02/01/45 (Call 08/01/44)	9,135	9,665,243
4.80%, 04/01/44 (Call 10/01/43)	15,345	16,963,514
5.65%, 12/01/41 (Call 06/01/41)	11,850	14,527,100

		301,951,545
CHEMICALS — 2.23%
CF Industries Inc.
3.45%, 06/01/23[a]	10,750	10,695,051
4.95%, 06/01/43[a]	12,716	12,820,079
5.15%, 03/15/34	6,255	6,709,818
5.38%, 03/15/44	7,204	7,716,194
6.88%, 05/01/18	11,300	12,999,496
7.13%, 05/01/20	1,910	2,297,215
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	5,352	5,297,691
3.50%, 10/01/24 (Call 07/01/24)	6,000	6,002,929
4.13%, 11/15/21 (Call 08/15/21)[a]	13,608	14,496,930
4.25%, 11/15/20 (Call 08/15/20)	16,590	17,863,780
4.38%, 11/15/42 (Call 05/15/42)[a]	11,250	10,923,994
5.25%, 11/15/41 (Call 05/15/41)	9,145	9,987,352
7.38%, 11/01/29[a]	8,397	11,333,862
8.55%, 05/15/19	25,037	31,554,755
9.40%, 05/15/39	8,551	13,871,573
E.I. du Pont de Nemours & Co.
2.80%, 02/15/23	14,492	14,235,674
3.63%, 01/15/21[a]	17,574	18,644,250
4.15%, 02/15/43[a]	6,215	6,057,812

Security	Principal (000s)	Value

4.63%, 01/15/20[a]	$9,423	$10,493,871
6.00%, 07/15/18	9,791	11,252,941
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	5,000	5,062,125
3.60%, 08/15/22 (Call 05/15/22)	6,288	6,434,978
4.65%, 10/15/44 (Call 04/15/44)	2,205	2,231,518
Ecolab Inc.
4.35%, 12/08/21	13,163	14,624,115
5.50%, 12/08/41	7,698	9,094,907
LYB International Finance BV
4.00%, 07/15/23	4,081	4,255,524
4.88%, 03/15/44 (Call 09/15/43)[a]	7,350	7,725,876
5.25%, 07/15/43	10,009	11,068,849
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	21,750	24,098,065
5.75%, 04/15/24 (Call 01/15/24)	16,620	19,391,571
6.00%, 11/15/21 (Call 08/17/21)	14,911	17,436,646
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	5,444	5,527,260
4.40%, 07/15/44 (Call 01/15/44)[a]	16,000	16,392,246
4.70%, 07/15/64 (Call 01/15/64)	5,110	5,236,217
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	10,955	11,556,523
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)[a]	8,753	8,971,003
Rohm & Haas Co.
7.85%, 07/15/29	12,506	17,405,511

		421,768,201
COMMERCIAL SERVICES — 0.17%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	11,500	11,716,303
3.75%, 08/15/21 (Call 06/15/21)	4,940	5,076,456
4.25%, 08/15/24 (Call 05/15/24)	14,895	15,260,026

		32,052,785
COMPUTERS — 2.72%
Apple Inc.
1.00%, 05/03/18	41,656	41,123,249
2.10%, 05/06/19[a]	22,010	22,326,013
2.40%, 05/03/23[a]	53,605	52,416,926
2.85%, 05/06/21	28,610	29,407,186
3.45%, 05/06/24	26,960	28,163,252
3.85%, 05/04/43	33,578	32,869,877
4.45%, 05/06/44[a]	11,050	11,897,615
EMC Corp./MA
1.88%, 06/01/18	16,406	16,350,569
2.65%, 06/01/20	24,030	23,991,002
3.38%, 06/01/23 (Call 03/01/23)	15,395	15,343,605
Hewlett-Packard Co.
2.75%, 01/14/19[a]	16,993	17,118,889
3.75%, 12/01/20	12,840	13,206,546
4.30%, 06/01/21[a]	14,905	15,632,035
4.38%, 09/15/21[a]	14,775	15,538,655
4.65%, 12/09/21[a]	12,907	13,775,979
5.50%, 03/01/18	8,780	9,764,418
6.00%, 09/15/41	13,877	15,387,144
International Business Machines Corp.
1.25%, 02/08/18	1,970	1,961,437
1.63%, 05/15/20	10,655	10,324,503

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

1.88%, 08/01/22	$8,836	$8,235,714
1.95%, 02/12/19[a]	6,640	6,681,177
3.38%, 08/01/23	20,725	21,262,488
3.63%, 02/12/24[a]	19,745	20,580,628
4.00%, 06/20/42	15,206	14,781,433
7.63%, 10/15/18	21,548	26,226,806
8.38%, 11/01/19	4,987	6,434,861
Seagate HDD Cayman
3.75%, 11/15/18[c]	7,000	7,210,000
4.75%, 06/01/23	10,750	11,311,228
4.75%, 01/01/25[c]	5,200	5,424,706

		514,747,941
COSMETICS & PERSONAL CARE — 0.30%
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	5,000	5,001,776
2.30%, 02/06/22	7,415	7,380,992
3.10%, 08/15/23	14,834	15,262,019
4.70%, 02/15/19	7,027	7,888,018
5.55%, 03/05/37	16,722	21,229,372

		56,762,177
DIVERSIFIED FINANCIAL SERVICES — 4.71%
American Express Co.
1.55%, 05/22/18	3,706	3,682,092
2.65%, 12/02/22	9,918	9,746,134
4.05%, 12/03/42	13,454	13,334,908
7.00%, 03/19/18	15,592	18,176,056
American Express Credit Corp.
2.13%, 07/27/18	12,163	12,345,913
2.13%, 03/18/19	15,645	15,765,988
2.25%, 08/15/19	27,300	27,552,672
Ameriprise Financial Inc.
4.00%, 10/15/23	10,000	10,609,175
5.30%, 03/15/20	50	57,133
Associates Corp. of North America
6.95%, 11/01/18	2,825	3,332,994
Bear Stearns Companies Inc. (The)
7.25%, 02/01/18	20,890	24,334,439
BP Capital Markets PLC
2.52%, 01/15/20[a]	9,775	9,843,149
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	13,970	14,025,922
3.38%, 02/15/23	9,580	9,545,954
CME Group Inc./IL
3.00%, 09/15/22	1,547	1,579,050
5.30%, 09/15/43 (Call 03/15/43)	10,518	12,606,530
Ford Motor Credit Co. LLC
2.38%, 01/16/18	20,660	20,912,705
2.38%, 03/12/19	11,500	11,477,552
2.88%, 10/01/18[a]	3,175	3,256,153
3.66%, 09/08/24[a]	8,000	8,037,971
4.25%, 09/20/22	12,995	13,788,866
4.38%, 08/06/23[a]	10,029	10,707,037
5.00%, 05/15/18	16,321	17,868,913
5.75%, 02/01/21	13,670	15,727,502
5.88%, 08/02/21	24,758	28,781,888
8.13%, 01/15/20	12,508	15,682,512
General Electric Capital Corp.
1.63%, 04/02/18[a]	19,190	19,299,993

Security	Principal (000s)	Value

2.30%, 01/14/19[a]	$21,594	$22,069,068
3.10%, 01/09/23	25,954	26,345,052
3.15%, 09/07/22[a]	23,547	23,992,038
3.45%, 05/15/24 (Call 02/13/24)[a]	12,443	12,905,103
4.38%, 09/16/20	3,529	3,896,991
4.63%, 01/07/21[a]	28,173	31,562,212
4.65%, 10/17/21[a]	20,452	23,033,173
5.30%, 02/11/21	21,935	25,112,844
5.50%, 01/08/20[a]	16,911	19,559,263
5.63%, 05/01/18[a]	29,503	33,394,446
5.88%, 01/14/38	50,996	63,552,939
6.00%, 08/07/19[a]	17,834	20,948,171
6.15%, 08/07/37	12,557	16,012,686
6.88%, 01/10/39	43,033	59,648,041
Series A
5.55%, 05/04/20[a]	390	454,171
6.75%, 03/15/32	42,157	56,667,439
HSBC Finance Corp.
6.68%, 01/15/21	29,791	35,171,842
Intercontinental Exchange Inc.
4.00%, 10/15/23	10,000	10,597,532
Jefferies Group LLC
5.13%, 04/13/18[a]	16,279	17,755,351
6.88%, 04/15/21	5,452	6,412,874
Nomura Holdings Inc.
2.75%, 03/19/19[a]	12,500	12,729,261
6.70%, 03/04/20	13,843	16,501,086

		890,400,784
ELECTRIC — 1.20%
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	8,060	9,199,844
6.13%, 04/01/36	14,760	18,543,448
6.50%, 09/15/37	10,600	13,938,940
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	12,130	12,810,256
4.63%, 12/01/54 (Call 06/01/54)	2,000	2,112,126
Duke Energy Carolinas LLC
5.30%, 02/15/40	5,420	6,552,268
Duke Energy Florida Inc.
6.40%, 06/15/38	11,901	16,137,616
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	11,280	12,367,051
6.25%, 10/01/39	7,720	9,132,773
Georgia Power Co.
4.30%, 03/15/42	12,125	12,544,035
Nisource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	5,713	6,067,542
6.40%, 03/15/18[a]	9,398	10,772,096
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	8,588	10,882,081
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	2,016	2,109,971
5.40%, 01/15/40[a]	9,525	11,064,598
5.80%, 03/01/37	10,660	12,813,138
6.05%, 03/01/34	36,834	46,224,843
8.25%, 10/15/18	5,383	6,584,766
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	5,520	6,173,397

		226,030,789

161

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

ELECTRONICS — 0.68%
Honeywell International Inc.
4.25%, 03/01/21[a]	$3,626	$4,040,580
5.00%, 02/15/19	11,324	12,765,075
5.30%, 03/01/18	8,343	9,339,656
Koninklijke Philips NV
3.75%, 03/15/22	24,930	25,934,133
5.75%, 03/11/18[a]	9,859	11,070,089
6.88%, 03/11/38	5,166	6,960,048
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	14,192	14,259,121
3.15%, 01/15/23 (Call 10/15/22)	10,298	10,186,648
3.30%, 02/15/22	435	439,738
3.60%, 08/15/21 (Call 05/15/21)	16,256	16,855,474
4.15%, 02/01/24 (Call 11/01/23)[a]	9,975	10,543,048
4.50%, 03/01/21	5,192	5,646,186

		128,039,796
ENGINEERING & CONSTRUCTION — 0.10%
ABB Finance USA Inc.
2.88%, 05/08/22[a]	15,763	15,800,973
4.38%, 05/08/42	3,075	3,245,880

		19,046,853
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	7,835	8,078,145
5.00%, 03/01/20	8,107	9,058,982

		17,137,127
FOOD — 1.80%
ConAgra Foods Inc.
1.90%, 01/25/18	11,645	11,601,555
3.20%, 01/25/23 (Call 10/25/22)	9,497	9,338,091
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	16,624	17,096,035
5.65%, 02/15/19	8,850	10,089,820
Kellogg Co.
4.00%, 12/15/20	4,515	4,903,735
Series B
7.45%, 04/01/31	13,201	17,804,488
Kraft Foods Group Inc.
3.50%, 06/06/22[a]	21,001	21,673,754
5.00%, 06/04/42[a]	19,528	21,180,895
5.38%, 02/10/20[a]	10,330	11,802,631
6.13%, 08/23/18	750	861,939
6.50%, 02/09/40	8,224	10,389,216
6.88%, 01/26/39	12,597	16,600,012
Kroger Co. (The)
6.15%, 01/15/20	5,727	6,685,073
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)[a]	6,734	6,762,803
4.00%, 02/01/24 (Call 11/01/23)[a]	8,954	9,383,304
5.38%, 02/10/20[a]	15,496	17,705,441
6.50%, 02/09/40	21,751	28,517,107
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	8,000	8,082,385
3.00%, 10/02/21 (Call 08/02/21)	8,000	8,164,122

Security	Principal (000s)	Value

3.50%, 10/02/24 (Call 07/02/24)[a]	$16,725	$17,229,640
4.35%, 10/02/34 (Call 04/02/34)	2,225	2,352,414
4.50%, 10/02/44 (Call 04/02/44)	12,000	12,731,408
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	13,000	13,190,132
3.95%, 08/15/24 (Call 05/15/24)[a]	15,000	15,495,782
Unilever Capital Corp.
2.20%, 03/06/19	11,491	11,663,258
4.25%, 02/10/21	8,763	9,736,680
4.80%, 02/15/19	7,064	7,910,539
5.90%, 11/15/32	7,755	10,434,418

		339,386,677
FOREST PRODUCTS & PAPER — 0.37%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	11,100	11,062,750
4.75%, 02/15/22 (Call 11/15/21)[a]	8,627	9,460,217
4.80%, 06/15/44 (Call 12/15/43)[a]	6,400	6,431,323
7.30%, 11/15/39	3,050	4,009,555
7.50%, 08/15/21	10,669	13,366,810
7.95%, 06/15/18	21,528	25,506,786

		69,837,441
GAS — 0.05%
Sempra Energy
6.00%, 10/15/39	6,990	8,761,360

		8,761,360
HEALTH CARE — PRODUCTS — 0.68%
Baxter International Inc.
1.85%, 06/15/18	8,038	8,049,166
3.20%, 06/15/23 (Call 03/15/23)	16,457	16,561,484
Becton, Dickinson and Co.
3.13%, 11/08/21	13,280	13,406,706
Boston Scientific Corp.
6.00%, 01/15/20	9,628	10,990,512
Covidien International Finance SA
6.00%, 10/15/17	3,500	3,943,282
6.55%, 10/15/37	12,935	17,042,910
Medtronic Inc.
1.38%, 04/01/18	8,204	8,120,853
2.75%, 04/01/23 (Call 01/01/23)[a]	8,924	8,626,914
3.63%, 03/15/24 (Call 12/15/23)[a]	10,944	11,227,620
4.00%, 04/01/43 (Call 10/01/42)	8,000	7,677,505
4.45%, 03/15/20	13,593	14,955,970
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	7,468	7,485,852

		128,088,774
HEALTH CARE — SERVICES — 1.06%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	12,080	11,765,318
3.95%, 09/01/20	14,315	15,326,998
6.63%, 06/15/36	7,798	10,151,737
Anthem Inc.
2.25%, 08/15/19	10,125	10,086,195
4.65%, 08/15/44 (Call 02/15/44)	9,244	9,508,301

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	$5,005	$5,292,872
5.38%, 02/15/42 (Call 08/15/41)[a]	9,455	10,880,235
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	5,000	5,137,675
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)[a]	12,054	12,151,717
2.88%, 03/15/23	5,500	5,474,900
4.25%, 03/15/43 (Call 09/15/42)[a]	12,080	12,127,729
5.80%, 03/15/36	4,000	4,894,586
6.00%, 02/15/18	10,334	11,770,919
6.88%, 02/15/38	12,885	17,542,395
WellPoint Inc.
3.13%, 05/15/22[a]	9,668	9,686,102
3.30%, 01/15/23	13,350	13,375,876
3.50%, 08/15/24 (Call 05/15/24)	5,550	5,573,547
4.63%, 05/15/42[a]	11,195	11,460,459
4.65%, 01/15/43	9,485	9,720,732
5.85%, 01/15/36	3,150	3,806,275
6.38%, 06/15/37	3,470	4,331,392

		200,065,960
INSURANCE — 2.06%
Aflac Inc.
3.63%, 11/15/24	10,000	10,161,245
8.50%, 05/15/19[a]	8,475	10,706,361
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	10,000	10,096,913
3.38%, 08/15/20	12,455	12,983,441
4.13%, 02/15/24	13,045	13,864,902
4.50%, 07/16/44 (Call 01/16/44)	18,030	18,389,405
4.88%, 06/01/22	6,394	7,155,866
5.85%, 01/16/18	24,509	27,573,833
6.25%, 05/01/36	9,750	12,398,293
6.40%, 12/15/20[a]	12,357	14,855,878
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[a]	14,417	14,599,881
4.25%, 01/15/21[a]	5,167	5,691,894
5.40%, 05/15/18[a]	15,171	17,115,158
5.75%, 01/15/40	6,350	7,889,913
Berkshire Hathaway Inc.
1.55%, 02/09/18	7,000	7,037,964
2.10%, 08/14/19[a]	10,000	10,111,582
4.50%, 02/11/43[a]	8,871	9,475,431
Chubb Corp. (The)
6.00%, 05/11/37	4,275	5,514,622
MetLife Inc.
3.60%, 04/10/24[a]	11,525	11,887,406
4.13%, 08/13/42	4,658	4,578,293
4.75%, 02/08/21	9,686	10,803,661
4.88%, 11/13/43	10,415	11,511,885
5.70%, 06/15/35	3,905	4,786,430
5.88%, 02/06/41	12,850	15,768,854
6.38%, 06/15/34	8,149	10,712,366
7.72%, 02/15/19	11,653	14,273,620
Series A
6.82%, 08/15/18	7,724	9,055,207
Series D
4.37%, 09/15/23	12,081	13,123,507
Prudential Financial Inc.
4.60%, 05/15/44[a]	10,000	10,318,247
7.38%, 06/15/19[a]	10,082	12,230,984

Security	Principal (000s)	Value

Series D
6.00%, 12/01/17	$11,184	$12,585,870
6.63%, 12/01/37	9,050	11,621,973
Travelers Companies Inc. (The)
5.35%, 11/01/40	6,950	8,324,689
6.25%, 06/15/37	8,655	11,336,800

		388,542,374
INTERNET — 0.49%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	19,532	18,772,783
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	10,200	10,157,340
2.60%, 07/15/22 (Call 04/15/22)	14,488	13,747,927
2.88%, 08/01/21 (Call 06/01/21)	9,048	8,938,198
3.45%, 08/01/24 (Call 05/01/24)[a]	5,999	5,898,531
4.00%, 07/15/42 (Call 01/15/42)	9,655	8,348,650
Google Inc.
3.38%, 02/25/24	18,230	19,064,139
3.63%, 05/19/21	7,461	8,034,388

		92,961,956
MACHINERY — 0.68%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	3,150	3,172,399
5.45%, 04/15/18	1,846	2,076,654
7.15%, 02/15/19	8,320	10,029,311
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	10,815	11,185,410
3.80%, 08/15/42[a]	14,805	14,388,500
3.90%, 05/27/21	16,432	17,742,057
5.20%, 05/27/41[a]	10,860	12,753,121
7.90%, 12/15/18	15,100	18,437,893
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	11,921	11,846,000
3.90%, 06/09/42 (Call 12/09/41)[a]	12,210	12,075,493
4.38%, 10/16/19	10,425	11,526,025
John Deere Capital Corp.
1.95%, 12/13/18	3,259	3,274,899

		128,507,762
MANUFACTURING — 0.76%
3M Co.
5.70%, 03/15/37	3,350	4,293,892
Danaher Corp.
5.40%, 03/01/19	2,919	3,316,071
Eaton Corp.
2.75%, 11/02/22	15,417	15,134,547
4.15%, 11/02/42[a]	6,490	6,419,394
General Electric Co.
2.70%, 10/09/22	33,485	33,412,495
3.38%, 03/11/24[a]	3,000	3,123,388
4.13%, 10/09/42	13,092	13,433,369
4.50%, 03/11/44	21,802	23,668,872
5.25%, 12/06/17	21,444	23,876,995
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	12,902	12,714,880
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	2,998	3,497,810

		142,891,713

163

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

MEDIA — 6.03%
21st Century Fox America Inc.
3.00%, 09/15/22	$19,685	$19,648,557
4.50%, 02/15/21	6,607	7,266,422
6.15%, 03/01/37[a]	8,275	10,295,511
6.15%, 02/15/41	15,112	18,979,610
6.20%, 12/15/34	12,879	16,194,923
6.40%, 12/15/35[a]	10,255	13,153,339
6.65%, 11/15/37	9,057	11,905,652
CBS Corp.
7.88%, 07/30/30	130	176,365
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,547	3,672,729
Comcast Corp.
2.85%, 01/15/23	5,885	5,877,023
3.13%, 07/15/22[a]	15,767	16,166,531
3.38%, 02/15/25 (Call 11/15/24)	11,750	11,983,676
3.60%, 03/01/24[a]	19,271	20,127,802
4.20%, 08/15/34 (Call 02/15/34)	3,700	3,820,200
4.25%, 01/15/33	12,245	12,752,601
4.65%, 07/15/42	13,342	14,430,083
4.75%, 03/01/44[a]	14,506	15,970,350
5.15%, 03/01/20[a]	16,468	18,876,652
5.65%, 06/15/35	12,002	14,629,372
5.70%, 05/15/18	9,177	10,427,693
5.88%, 02/15/18	12,978	14,739,784
6.30%, 11/15/17	2,771	3,162,079
6.40%, 05/15/38[a]	1,800	2,368,367
6.40%, 03/01/40[a]	8,229	10,918,277
6.45%, 03/15/37[a]	18,370	24,083,865
6.50%, 11/15/35	2,150	2,858,526
6.55%, 07/01/39	12,853	17,267,443
6.95%, 08/15/37	25,528	35,211,569
7.05%, 03/15/33	2,310	3,166,073
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	11,200	11,168,485
3.80%, 03/15/22[a]	11,771	12,075,636
4.45%, 04/01/24 (Call 01/01/24)	23,078	24,296,828
4.60%, 02/15/21 (Call 11/15/20)	18,045	19,624,798
5.00%, 03/01/21	13,826	15,293,779
5.15%, 03/15/42	11,798	12,206,562
5.20%, 03/15/20[a]	5,905	6,623,830
5.88%, 10/01/19[a]	5,058	5,823,038
6.00%, 08/15/40 (Call 05/15/40)	10,125	11,443,139
6.38%, 03/01/41	11,490	13,541,412
Discovery Communications LLC
4.88%, 04/01/43[a]	10,510	10,649,612
5.05%, 06/01/20	14,335	15,869,539
6.35%, 06/01/40	5,100	6,131,125
Historic TW Inc.
6.63%, 05/15/29	12,050	15,162,813
NBCUniversal Media LLC
2.88%, 01/15/23	14,161	14,136,834
4.38%, 04/01/21	22,315	24,693,451
4.45%, 01/15/43	16,407	17,247,355
5.15%, 04/30/20	20,659	23,636,557
5.95%, 04/01/41	17,724	22,278,437
6.40%, 04/30/40	6,643	8,722,968
Thomson Reuters Corp.
6.50%, 07/15/18	6,979	8,014,650

Security	Principal (000s)	Value

Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	$6,708	$7,164,669
4.50%, 09/15/42 (Call 03/15/42)[a]	16,860	17,002,695
5.00%, 02/01/20[a]	17,873	19,945,810
5.50%, 09/01/41 (Call 03/01/41)	8,320	9,455,712
5.88%, 11/15/40 (Call 05/15/40)	12,841	15,294,498
6.55%, 05/01/37	9,442	11,976,221
6.75%, 07/01/18	23,053	26,729,426
6.75%, 06/15/39	19,469	25,232,276
7.30%, 07/01/38	23,297	31,709,633
8.25%, 04/01/19[a]	24,586	30,382,585
8.75%, 02/14/19	15,354	19,216,543
Time Warner Entertainment Co. LP
8.38%, 03/15/23[a]	13,713	18,550,137
8.38%, 07/15/33	480	709,945
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)[a]	21,500	21,619,237
4.70%, 01/15/21	8,473	9,300,445
4.75%, 03/29/21	7,410	8,154,898
4.88%, 03/15/20	14,546	16,046,207
6.10%, 07/15/40	10,140	12,125,826
6.25%, 03/29/41	10,195	12,522,510
6.50%, 11/15/36[a]	9,850	12,307,096
7.63%, 04/15/31	17,169	23,600,253
7.70%, 05/01/32	18,953	26,476,551
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	13,775	14,345,610
4.38%, 03/15/43	17,945	16,685,973
5.85%, 09/01/43 (Call 03/01/43)	15,713	17,855,293
6.88%, 04/30/36	6,491	8,229,949
Walt Disney Co. (The)
1.10%, 12/01/17	13,300	13,273,427
1.85%, 05/30/19[a]	8,188	8,191,811
2.35%, 12/01/22	16,924	16,571,150
2.75%, 08/16/21[a]	9,891	10,116,340

		1,139,564,648
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
1.25%, 01/15/18	13,849	13,751,743
2.50%, 01/15/23 (Call 10/15/22)	5,940	5,782,946

		19,534,689
MINING — 2.65%
Barrick Gold Corp.
3.85%, 04/01/22[a]	12,778	12,531,856
4.10%, 05/01/23[a]	17,360	17,002,401
5.25%, 04/01/42	1,450	1,366,608
6.95%, 04/01/19[a]	3,094	3,570,963
Barrick North America Finance LLC
4.40%, 05/30/21	15,739	16,153,436
5.70%, 05/30/41	14,374	14,034,072
5.75%, 05/01/43[a]	14,129	14,164,669
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	2,250	2,266,462
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	8,068	8,108,177
3.25%, 11/21/21	7,779	8,037,407
3.85%, 09/30/23	21,260	22,390,048
4.13%, 02/24/42[a]	17,660	17,598,849
5.00%, 09/30/43	22,249	25,080,143
6.50%, 04/01/19	14,658	17,365,926

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Freeport-McMoRan Inc.
2.38%, 03/15/18	$15,872	$15,924,135
3.10%, 03/15/20[a]	14,923	14,852,719
3.55%, 03/01/22 (Call 12/01/21)	24,183	23,607,314
3.88%, 03/15/23 (Call 12/15/22)[a]	23,517	22,985,579
4.55%, 11/14/24 (Call 08/14/24)	2,000	2,017,141
5.40%, 11/14/34 (Call 05/14/34)	10,000	10,146,760
5.45%, 03/15/43 (Call 09/15/42)	16,645	16,662,549
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	1,000	981,705
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	16,844	15,826,056
4.88%, 03/15/42 (Call 09/15/41)[a]	22,216	18,898,962
5.13%, 10/01/19[a]	5,319	5,765,225
6.25%, 10/01/39[a]	4,499	4,466,293
Rio Tinto Alcan Inc.
6.13%, 12/15/33	250	300,797
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	152	158,422
3.75%, 09/20/21	18,980	19,790,480
4.13%, 05/20/21[a]	7,988	8,499,203
5.20%, 11/02/40	15,470	16,633,754
6.50%, 07/15/18	13,419	15,476,170
7.13%, 07/15/28	3,400	4,429,691
9.00%, 05/01/19	14,679	18,839,143
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	15,714	15,812,692
2.88%, 08/21/22 (Call 05/21/22)[a]	19,056	18,366,480
3.50%, 03/22/22 (Call 12/22/21)	12,321	12,443,110
4.13%, 08/21/42 (Call 02/21/42)[a]	12,121	11,263,939
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	9,180	8,603,973
6.25%, 07/15/41 (Call 01/15/41)	18,285	18,368,998

		500,792,307
OFFICE & BUSINESS EQUIPMENT — 0.12%
Xerox Corp.
4.50%, 05/15/21[a]	14,166	15,213,676
6.35%, 05/15/18	6,622	7,543,008

		22,756,684
OIL & GAS — 8.83%
Anadarko Finance Co.
7.50%, 05/01/31	5,000	6,700,000
Anadarko Petroleum Corp.
6.20%, 03/15/40	8,620	10,450,371
6.45%, 09/15/36	20,542	25,570,569
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)[a]	7,083	7,117,185
4.25%, 01/15/44 (Call 07/15/43)[a]	1,970	1,777,251
4.75%, 04/15/43 (Call 10/15/42)	24,510	23,752,964
5.10%, 09/01/40 (Call 03/01/40)	10,585	10,835,372
6.00%, 01/15/37	12,085	13,770,349
BP Capital Markets PLC
1.38%, 05/10/18[a]	8,809	8,690,299
2.24%, 09/26/18	6,201	6,269,104
2.24%, 05/10/19	7,835	7,847,928
2.50%, 11/06/22	10,805	10,198,514
2.75%, 05/10/23	15,555	14,797,646

Security	Principal (000s)	Value

3.25%, 05/06/22	$22,410	$22,402,284
3.54%, 11/04/24	4,000	4,000,408
3.56%, 11/01/21	14,629	15,087,806
3.81%, 02/10/24	17,759	18,245,994
3.99%, 09/26/23[a]	2,940	3,072,069
4.50%, 10/01/20	16,186	17,690,997
4.74%, 03/11/21[a]	15,580	17,144,707
4.75%, 03/10/19[a]	8,587	9,457,285
Canadian Natural Resources Ltd.
6.25%, 03/15/38	13,779	16,387,201
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	11,907	11,154,478
5.70%, 10/15/19	4,992	5,675,551
6.75%, 11/15/39[a]	13,485	17,145,358
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	25,301	25,189,321
1.72%, 06/24/18 (Call 05/24/18)	9,268	9,327,834
2.36%, 12/05/22 (Call 09/05/22)	24,958	24,247,169
2.43%, 06/24/20 (Call 05/24/20)	7,859	7,950,135
3.19%, 06/24/23 (Call 03/24/23)	20,485	21,065,494
4.95%, 03/03/19	18,069	20,335,682
ConocoPhillips
5.75%, 02/01/19	18,858	21,689,712
6.00%, 01/15/20	10,988	12,888,195
6.50%, 02/01/39	37,769	50,953,104
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	6,690	6,619,475
2.40%, 12/15/22 (Call 09/15/22)[a]	18,500	17,934,257
2.88%, 11/15/21 (Call 09/15/21)	2,000	2,020,708
3.35%, 11/15/24 (Call 08/15/24)	6,000	6,093,101
4.30%, 11/15/44 (Call 05/15/44)	5,000	5,116,902
ConocoPhillips Holding Co.
6.95%, 04/15/29	6,025	8,073,500
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	16,850	16,208,711
4.50%, 04/15/23 (Call 01/15/23)	13,997	14,265,495
5.00%, 09/15/22 (Call 03/15/17)	23,234	24,254,098
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	6,150	6,149,493
3.25%, 05/15/22 (Call 02/15/22)[a]	10,856	10,828,637
4.75%, 05/15/42 (Call 11/15/41)[a]	12,658	12,874,052
5.60%, 07/15/41 (Call 01/15/41)	10,723	12,129,829
7.95%, 04/15/32	9,310	13,042,631
Devon Financing Corp. LLC
7.88%, 09/30/31[a]	11,373	15,808,470
Encana Corp.
6.50%, 08/15/34	13,585	16,392,620
6.50%, 02/01/38	4,400	5,269,871
Ensco PLC
4.70%, 03/15/21[a]	13,425	14,003,309
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	16,325	15,730,321
4.10%, 02/01/21	5,821	6,263,516
5.63%, 06/01/19	9,419	10,794,441
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)[a]	15,395	15,507,690
3.18%, 03/15/24 (Call 12/15/23)	10,000	10,363,871
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)[a]	6,029	6,547,927
6.88%, 02/15/23 (Call 02/15/18)	14,523	16,422,656
Hess Corp.
5.60%, 02/15/41[a]	10,578	11,651,253
6.00%, 01/15/40	8,965	10,293,637

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

7.30%, 08/15/31	$11,318	$14,539,840
8.13%, 02/15/19	8,322	10,144,724
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	12,000	12,233,530
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	4,801	4,577,190
5.90%, 03/15/18	9,530	10,718,773
6.60%, 10/01/37	8,450	10,528,563
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	7,220	7,154,091
4.75%, 09/15/44 (Call 03/15/44)	8,840	8,504,269
5.13%, 03/01/21	13,685	15,099,784
6.50%, 03/01/41 (Call 09/01/40)	17,366	20,457,167
Nabors Industries Inc.
6.15%, 02/15/18	12,045	13,378,083
Nexen Energy ULC
5.88%, 03/10/35	4,838	5,667,747
6.40%, 05/15/37[a]	14,286	17,835,345
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	9,010	9,596,284
5.05%, 11/15/44	7,000	7,089,090
5.25%, 11/15/43 (Call 05/15/43)	10,265	10,558,000
6.00%, 03/01/41 (Call 09/01/40)	7,165	8,035,429
8.25%, 03/01/19	10,627	13,104,206
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,556	9,202,674
3.13%, 02/15/22 (Call 11/15/21)	7,621	7,643,225
Series 1
4.10%, 02/01/21 (Call 11/01/20)	18,420	19,865,322
Petro-Canada
6.80%, 05/15/38	11,135	14,870,921
Phillips 66
4.30%, 04/01/22[a]	14,844	15,851,462
4.65%, 11/15/34 (Call 05/15/34)	9,935	10,213,875
4.88%, 11/15/44 (Call 05/15/44)	14,995	15,299,848
5.88%, 05/01/42	17,740	20,401,000
Pride International Inc.
6.88%, 08/15/20	9,430	10,946,685
Shell International Finance BV
1.90%, 08/10/18	19,952	20,190,225
2.00%, 11/15/18	30,778	31,124,311
2.25%, 01/06/23[a]	10,989	10,592,048
2.38%, 08/21/22	5,763	5,635,144
3.40%, 08/12/23[a]	18,708	19,417,853
4.30%, 09/22/19	23,271	25,689,762
4.38%, 03/25/20	5,375	5,967,910
4.55%, 08/12/43[a]	19,201	20,875,577
5.50%, 03/25/40	16,800	20,481,423
6.38%, 12/15/38	13,195	17,747,256
Statoil ASA
1.95%, 11/08/18	11,905	11,998,059
2.25%, 11/08/19	3,000	3,020,084
2.45%, 01/17/23	13,503	13,045,544
2.65%, 01/15/24[a]	14,504	14,083,565
2.75%, 11/10/21	1,880	1,891,383
2.90%, 11/08/20[a]	6,377	6,561,714
3.15%, 01/23/22	5,892	6,099,371
3.70%, 03/01/24	7,600	7,949,756
3.95%, 05/15/43[a]	11,957	11,650,399
4.80%, 11/08/43[a]	6,361	7,001,011
5.10%, 08/17/40	6,010	7,073,185
5.25%, 04/15/19	13,348	15,171,827

Security	Principal (000s)	Value

Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	$2,000	$2,022,600
6.10%, 06/01/18	8,125	9,278,518
6.50%, 06/15/38[a]	6,603	8,550,481
6.85%, 06/01/39[a]	13,570	18,276,076
Total Capital Canada Ltd.
1.45%, 01/15/18	2,203	2,203,319
2.75%, 07/15/23[a]	12,237	12,016,605
Total Capital International SA
2.10%, 06/19/19	750	756,024
2.13%, 01/10/19[a]	7,000	7,093,493
2.70%, 01/25/23	13,459	13,210,027
2.88%, 02/17/22	15,762	15,854,041
3.70%, 01/15/24	12,250	12,788,037
3.75%, 04/10/24[a]	12,206	12,739,226
Total Capital SA
2.13%, 08/10/18	14,337	14,602,411
4.45%, 06/24/20	16,406	18,409,929
Transocean Inc.
2.50%, 10/15/17	2,861	2,769,783
3.80%, 10/15/22 (Call 07/15/22)[a]	9,650	8,392,175
6.00%, 03/15/18[a]	13,003	13,664,048
6.38%, 12/15/21	9,840	9,933,529
6.50%, 11/15/20[a]	11,882	11,776,487
6.80%, 03/15/38[a]	14,772	12,966,616
Valero Energy Corp.
6.13%, 02/01/20[a]	10,574	12,207,816
6.63%, 06/15/37	15,673	18,893,146
7.50%, 04/15/32	8,281	10,617,585
9.38%, 03/15/19	2,279	2,898,197

		1,668,253,510
OIL & GAS SERVICES — 0.89%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	1,950	2,008,921
5.13%, 09/15/40	16,432	18,119,823
7.50%, 11/15/18	9,716	11,723,040
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	9,550	9,760,223
4.75%, 08/01/43 (Call 02/01/43)	10,150	10,588,394
6.15%, 09/15/19	11,036	12,962,835
6.70%, 09/15/38	7,395	9,614,489
7.45%, 09/15/39	10,660	14,919,997
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	14,103	13,447,608
3.95%, 12/01/42 (Call 06/01/42)	11,084	10,316,600
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	18,922	19,847,812
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[a]	10,395	10,297,770
5.13%, 09/15/20	8,670	9,228,449
9.63%, 03/01/19	11,620	14,506,927

		167,342,888
PHARMACEUTICALS — 4.64%
Abbott Laboratories
5.13%, 04/01/19	10,808	12,225,676
AbbVie Inc.
1.75%, 11/06/17	7,566	7,608,718
2.00%, 11/06/18[a]	13,386	13,429,225
2.90%, 11/06/22	37,314	36,553,783
4.40%, 11/06/42	24,837	24,609,354

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	$10,000	$10,019,096
4.85%, 06/15/44 (Call 12/15/43)[a]	15,085	14,943,601
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	24,573	23,998,496
4.63%, 10/01/42 (Call 04/01/42)	16,219	15,366,066
AstraZeneca PLC
1.95%, 09/18/19	4,638	4,642,196
4.00%, 09/18/42	9,950	9,633,628
6.45%, 09/15/37[a]	26,691	35,209,563
Bristol-Myers Squibb Co.
2.00%, 08/01/22	9,259	8,710,483
Eli Lilly & Co.
5.55%, 03/15/37	5,239	6,328,704
Express Scripts Holding Co.
2.25%, 06/15/19	10,264	10,255,647
3.50%, 06/15/24 (Call 03/15/24)	7,137	7,115,533
3.90%, 02/15/22	11,200	11,777,678
4.75%, 11/15/21	9,435	10,424,086
Forest Laboratories Inc.
4.38%, 02/01/19[c]	3,500	3,718,410
4.88%, 02/15/21[c]	10,250	11,053,788
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	14,835	14,708,294
5.65%, 05/15/18	29,814	33,781,108
6.38%, 05/15/38	23,131	30,218,692
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	21,469	21,536,705
Johnson & Johnson
3.38%, 12/05/23[a]	5,000	5,342,989
4.38%, 12/05/33 (Call 06/05/33)	7,000	7,871,843
5.15%, 07/15/18	12,957	14,654,401
5.95%, 08/15/37	8,430	11,330,959
McKesson Corp.
2.28%, 03/15/19	11,562	11,592,497
3.80%, 03/15/24 (Call 12/15/23)	11,981	12,274,344
4.88%, 03/15/44 (Call 09/15/43)	7,604	8,158,771
Medco Health Solutions Inc.
7.13%, 03/15/18	17,907	20,868,256
Merck & Co. Inc.
1.10%, 01/31/18[a]	7,005	6,986,398
1.30%, 05/18/18[a]	13,818	13,761,820
2.40%, 09/15/22 (Call 06/15/22)	15,531	15,131,919
2.80%, 05/18/23	6,250	6,228,139
3.88%, 01/15/21 (Call 10/15/20)	18,322	19,872,111
4.15%, 05/18/43[a]	7,750	8,084,390
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	14,928	16,885,125
Novartis Capital Corp.
2.40%, 09/21/22[a]	23,234	23,022,185
3.40%, 05/06/24[a]	22,275	23,167,998
4.40%, 04/24/20[a]	2,182	2,434,340
4.40%, 05/06/44	20,183	22,027,716
Novartis Securities Investment Ltd.
5.13%, 02/10/19	21,723	24,569,039
Pfizer Inc.
1.50%, 06/15/18[a]	13,895	13,914,051
2.10%, 05/15/19	9,119	9,221,478
3.00%, 06/15/23[a]	18,860	18,974,861
3.40%, 05/15/24[a]	11,525	11,900,725
4.30%, 06/15/43	6,891	7,102,395
4.40%, 05/15/44[a]	3,460	3,597,280

Security	Principal (000s)	Value

6.20%, 03/15/19	$21,653	$25,376,766
7.20%, 03/15/39	23,371	33,767,024
Sanofi
1.25%, 04/10/18[a]	12,190	12,117,853
4.00%, 03/29/21	26,101	28,352,018
Wyeth LLC
5.95%, 04/01/37	18,822	23,617,181
6.50%, 02/01/34[a]	5,444	7,216,962
Zoetis Inc.
1.88%, 02/01/18	3,670	3,646,844
3.25%, 02/01/23 (Call 11/01/22)[a]	18,460	18,063,324
4.70%, 02/01/43 (Call 08/01/42)	8,005	7,863,823

		876,866,355
PIPELINES — 2.24%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	9,344	9,147,577
4.65%, 06/01/21 (Call 03/01/21)	7,763	8,300,122
5.20%, 02/01/22 (Call 11/01/21)[a]	6,550	7,209,008
6.50%, 02/01/42 (Call 08/01/41)	15,210	17,363,315
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	9,500	9,522,042
3.35%, 03/15/23 (Call 12/15/22)	11,817	11,810,216
3.75%, 02/15/25 (Call 11/15/24)	9,925	10,076,665
3.90%, 02/15/24 (Call 11/15/23)[a]	5,240	5,428,018
4.45%, 02/15/43 (Call 08/15/42)[a]	7,405	7,269,471
4.85%, 08/15/42 (Call 02/15/42)	7,370	7,681,996
4.85%, 03/15/44 (Call 09/15/43)[a]	18,190	19,101,361
5.10%, 02/15/45 (Call 08/15/44)	12,820	14,001,596
5.20%, 09/01/20	11,308	12,730,973
5.95%, 02/01/41	7,210	8,752,736
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	6,342	6,325,411
3.50%, 03/01/21 (Call 01/01/21)[a]	7,451	7,477,896
3.95%, 09/01/22 (Call 06/01/22)[a]	11,254	11,277,423
5.50%, 03/01/44 (Call 09/01/43)[a]	9,650	9,852,737
5.95%, 02/15/18	15,120	16,841,837
6.95%, 01/15/38	13,269	15,539,753
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	10,946	10,692,152
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	6,000	6,005,467
3.65%, 06/01/22 (Call 03/01/22)	7,848	8,056,111
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	10,500	11,420,558
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	5,000	5,109,867
TransCanada PipeLines Ltd.
2.50%, 08/01/22	8,000	7,630,162
3.80%, 10/01/20	7,442	7,803,598
4.63%, 03/01/34 (Call 12/01/33)	12,200	12,511,629
6.10%, 06/01/40	8,850	10,752,413
6.20%, 10/15/37	8,375	10,134,919
6.50%, 08/15/18	8,737	10,060,269
7.13%, 01/15/19	8,197	9,682,613
7.63%, 01/15/39[a]	13,010	17,909,760
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	3,000	2,858,197
4.55%, 06/24/24 (Call 03/24/24)	16,770	16,728,075
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	12,800	12,440,320
3.90%, 01/15/25 (Call 10/15/24)[a]	5,125	5,064,589

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

4.30%, 03/04/24 (Call 12/04/23)	$6,670	$6,821,753
5.25%, 03/15/20	16,468	18,199,730
6.30%, 04/15/40	14,708	16,970,429

		422,562,764
REAL ESTATE INVESTMENT TRUSTS — 1.00%
American Tower Corp.
3.40%, 02/15/19	8,764	8,993,956
3.50%, 01/31/23	7,356	7,138,022
4.50%, 01/15/18	16,558	17,712,877
4.70%, 03/15/22	2,100	2,206,187
5.00%, 02/15/24	7,356	7,859,166
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19 (Call 01/06/19)	1,400	1,323,562
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	10,320	11,010,071
3.85%, 02/01/23 (Call 11/01/22)	15,583	16,194,731
4.13%, 05/15/21 (Call 02/15/21)	4,226	4,512,357
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	6,000	6,107,964
4.63%, 12/15/21 (Call 09/15/21)	13,185	14,606,972
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	5,876	5,844,019
3.88%, 08/15/24 (Call 05/15/24)	5,000	5,073,202
4.25%, 11/15/23 (Call 08/15/23)	8,375	8,784,805
5.38%, 02/01/21 (Call 11/03/20)	14,750	16,594,133
Simon Property Group LP
3.38%, 10/01/24	9,984	10,154,037
4.38%, 03/01/21 (Call 12/01/20)	10,179	11,246,275
5.65%, 02/01/20 (Call 11/01/19)	13,220	15,419,907
6.13%, 05/30/18	7,499	8,620,338
Weyerhaeuser Co.
7.38%, 03/15/32	6,627	8,817,182

		188,219,763
RETAIL — 4.31%
Costco Wholesale Corp.
1.13%, 12/15/17	9,950	9,905,776
1.70%, 12/15/19	10,038	9,869,439
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	12,600	12,766,850
2.25%, 08/12/19 (Call 07/12/19)	5,000	5,003,845
4.00%, 12/05/23 (Call 09/05/23)[a]	23,138	24,557,870
5.30%, 12/05/43 (Call 06/05/43)	7,000	8,195,821
6.13%, 09/15/39[a]	5,345	6,779,953
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[a]	10,000	10,037,818
2.25%, 09/10/18 (Call 08/10/18)	12,301	12,578,990
2.70%, 04/01/23 (Call 01/01/23)[a]	7,313	7,265,483
3.75%, 02/15/24 (Call 11/15/23)[a]	12,104	12,949,157
4.20%, 04/01/43 (Call 10/01/42)	5,545	5,774,595
4.40%, 04/01/21 (Call 01/01/21)	14,672	16,351,853
4.40%, 03/15/45 (Call 09/15/44)[a]	9,765	10,455,451
4.88%, 02/15/44 (Call 08/15/43)	10,176	11,673,455
5.88%, 12/16/36	30,722	39,392,630
5.95%, 04/01/41 (Call 10/01/40)	15,090	19,593,725
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	14,555	14,975,059
4.65%, 04/15/42 (Call 10/15/41)	6,555	7,177,617

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	$7,240	$7,028,831
McDonald’s Corp.
2.63%, 01/15/22	17,833	17,840,766
5.35%, 03/01/18	4,148	4,648,473
6.30%, 10/15/37	10,701	13,914,865
6.30%, 03/01/38	8,628	11,238,996
Target Corp.
2.30%, 06/26/19[a]	14,994	15,176,102
2.90%, 01/15/22	12,587	12,745,400
3.50%, 07/01/24[a]	9,000	9,313,882
3.88%, 07/15/20	6,671	7,224,176
4.00%, 07/01/42[a]	17,550	17,465,899
6.00%, 01/15/18	11,018	12,505,548
6.50%, 10/15/37[a]	14,364	19,290,161
7.00%, 01/15/38[a]	2,930	4,125,171
Wal-Mart Stores Inc.
1.13%, 04/11/18	16,468	16,326,612
1.95%, 12/15/18	5,217	5,273,399
2.55%, 04/11/23 (Call 01/11/23)	19,875	19,518,234
3.25%, 10/25/20	6,683	7,038,000
3.30%, 04/22/24 (Call 01/22/24)	19,110	19,774,558
3.63%, 07/08/20	23,029	24,728,794
4.00%, 04/11/43 (Call 10/11/42)[a]	5,000	5,033,595
4.25%, 04/15/21	20,849	23,077,985
4.30%, 04/22/44 (Call 10/22/43)	11,010	11,696,307
4.75%, 10/02/43 (Call 04/02/43)[a]	14,249	16,196,902
4.88%, 07/08/40	7,434	8,503,356
5.00%, 10/25/40	21,671	25,250,109
5.25%, 09/01/35	22,592	27,090,210
5.63%, 04/01/40	19,669	24,619,329
5.63%, 04/15/41	21,955	27,731,376
5.80%, 02/15/18	4,241	4,824,580
5.88%, 04/05/27	2,329	2,972,646
6.20%, 04/15/38	7,441	9,883,540
6.50%, 08/15/37[a]	37,480	51,260,227
7.55%, 02/15/30	5,119	7,443,412
Walgreen Co.
3.10%, 09/15/22[a]	13,684	13,686,615
5.25%, 01/15/19	9,488	10,578,577
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	5,000	5,061,579
3.30%, 11/18/21 (Call 09/18/21)	15,000	15,226,550
3.80%, 11/18/24 (Call 08/18/24)	18,365	18,791,938
4.80%, 11/18/44 (Call 05/18/44)	15,000	15,768,089

		815,180,176
SEMICONDUCTORS — 0.62%
Intel Corp.
1.35%, 12/15/17	35,530	35,543,537
2.70%, 12/15/22	5,039	5,008,990
3.30%, 10/01/21	19,367	20,278,378
4.00%, 12/15/32	7,494	7,578,596
4.25%, 12/15/42	6,525	6,590,992
4.80%, 10/01/41	24,769	26,963,006
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	10,000	10,248,473
Texas Instruments Inc.
1.65%, 08/03/19	5,969	5,878,866

		118,090,838

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal (000s)	Value

SOFTWARE — 1.93%
Microsoft Corp.
1.63%, 12/06/18[a]	$6,950	$6,994,987
2.13%, 11/15/22	7,327	7,133,230
2.38%, 05/01/23 (Call 02/01/23)[a]	11,319	11,118,542
3.00%, 10/01/20[a]	7,557	7,955,254
3.50%, 11/15/42	9,634	9,035,788
3.63%, 12/15/23 (Call 09/15/23)[a]	13,486	14,472,473
4.20%, 06/01/19	18,783	20,771,550
4.50%, 10/01/40	9,600	10,450,353
5.20%, 06/01/39	5,069	6,035,701
5.30%, 02/08/41	9,457	11,414,816
Oracle Corp.
2.25%, 10/08/19	24,090	24,326,246
2.38%, 01/15/19[a]	19,798	20,238,325
2.50%, 10/15/22	10,258	9,991,417
2.80%, 07/08/21[a]	15,852	16,096,438
3.40%, 07/08/24 (Call 04/08/24)[a]	25,847	26,518,192
3.63%, 07/15/23	9,175	9,619,385
3.88%, 07/15/20	3,874	4,195,930
4.30%, 07/08/34 (Call 01/08/34)[a]	21,350	22,359,938
4.50%, 07/08/44 (Call 01/08/44)[a]	13,752	14,552,731
5.00%, 07/08/19	21,966	24,800,262
5.38%, 07/15/40	25,060	29,509,190
5.75%, 04/15/18	28,410	32,307,585
6.13%, 07/08/39	15,810	20,299,090
6.50%, 04/15/38	3,539	4,703,197

		364,900,620
TELECOMMUNICATIONS — 8.39%
AT&T Corp.
8.00%, 11/15/31	9,926	14,696,304
AT&T Inc.
1.40%, 12/01/17	9,885	9,860,573
2.30%, 03/11/19[a]	4,405	4,446,496
2.38%, 11/27/18[a]	18,840	19,184,838
2.63%, 12/01/22 (Call 09/01/22)[a]	20,427	19,621,766
3.00%, 02/15/22[a]	22,065	21,946,875
3.88%, 08/15/21	20,286	21,389,550
3.90%, 03/11/24 (Call 12/11/23)[a]	11,025	11,472,019
4.30%, 12/15/42 (Call 06/15/42)[a]	3,190	3,022,270
4.35%, 06/15/45 (Call 12/15/44)	27,489	26,070,727
4.45%, 05/15/21	13,093	14,288,713
4.80%, 06/15/44 (Call 12/15/43)	24,275	24,760,881
5.35%, 09/01/40	43,090	47,146,626
5.50%, 02/01/18	30,647	34,138,450
5.55%, 08/15/41	27,447	30,685,771
5.60%, 05/15/18	10,591	11,921,958
5.80%, 02/15/19	20,600	23,606,327
6.30%, 01/15/38	18,040	22,005,403
6.50%, 09/01/37[a]	11,470	14,251,626
6.55%, 02/15/39[a]	12,300	15,389,343
British Telecommunications PLC
2.35%, 02/14/19	18,220	18,331,700
5.95%, 01/15/18	11,439	12,872,211
9.63%, 12/15/30[a]	20,923	33,090,317
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,577	1,577,499
Cisco Systems Inc.
2.13%, 03/01/19[a]	11,285	11,401,558

Security	Principal (000s)	Value

3.63%, 03/04/24[a]	$13,550	$14,148,120
4.45%, 01/15/20	36,507	40,560,945
4.95%, 02/15/19	17,763	19,946,506
5.50%, 01/15/40	24,483	29,314,713
5.90%, 02/15/39	17,570	21,729,213
Deutsche Telekom International Finance BV
6.00%, 07/08/19[a]	7,461	8,704,076
6.75%, 08/20/18	7,082	8,291,863
8.75%, 06/15/30	37,444	55,055,688
GTE Corp.
6.94%, 04/15/28	200	250,888
New Cingular Wireless Services Inc.
8.75%, 03/01/31	8,301	12,972,700
Orange SA
2.75%, 02/06/19	9,785	10,014,978
4.13%, 09/14/21[a]	11,316	12,168,439
5.38%, 07/08/19	3,990	4,512,824
5.38%, 01/13/42	9,332	10,441,097
5.50%, 02/06/44 (Call 08/06/43)	7,722	8,839,273
9.00%, 03/01/31	26,728	40,387,670
Qwest Corp.
6.75%, 12/01/21	16,852	19,274,475
6.88%, 09/15/33 (Call 12/29/14)	6,480	6,496,200
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	10,516	11,105,903
5.00%, 03/15/44 (Call 09/15/43)[a]	5,505	5,822,597
6.80%, 08/15/18	15,260	17,816,641
Telefonica Emisiones SAU
3.19%, 04/27/18	10,272	10,677,450
4.57%, 04/27/23[a]	11,350	12,212,309
5.13%, 04/27/20	12,089	13,503,951
5.46%, 02/16/21[a]	9,841	11,136,570
5.88%, 07/15/19[a]	12,111	13,950,880
7.05%, 06/20/36	23,185	30,406,891
Telefonica Europe BV
8.25%, 09/15/30	8,478	11,824,184
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	15,600	14,823,639
3.00%, 11/01/21 (Call 09/01/21)	7,895	7,916,745
3.45%, 03/15/21[a]	8,000	8,282,428
3.50%, 11/01/21[a]	11,612	11,977,898
3.50%, 11/01/24 (Call 08/01/24)[a]	1,500	1,498,713
3.65%, 09/14/18	35,072	37,274,280
3.85%, 11/01/42 (Call 05/01/42)	8,750	7,893,866
4.15%, 03/15/24 (Call 12/15/23)	6,065	6,389,406
4.40%, 11/01/34 (Call 05/01/34)	4,580	4,560,875
4.50%, 09/15/20	23,191	25,428,433
4.60%, 04/01/21[a]	9,349	10,264,248
4.75%, 11/01/41	7,800	8,020,290
5.05%, 03/15/34 (Call 12/15/33)	9,422	10,150,016
5.15%, 09/15/23	85,575	96,270,249
5.85%, 09/15/35	8,375	9,883,164
6.00%, 04/01/41	3,660	4,380,266
6.10%, 04/15/18	10,636	12,125,850
6.25%, 04/01/37	4,982	6,107,327
6.35%, 04/01/19	19,630	22,912,480
6.40%, 09/15/33	41,590	51,567,936
6.40%, 02/15/38	11,389	14,127,258
6.55%, 09/15/43	109,631	142,135,112
6.90%, 04/15/38	10,595	13,844,270
7.35%, 04/01/39	8,515	11,588,888
7.75%, 12/01/30	20,515	28,713,953

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

November 30, 2014

Security	Principal or Shares (000s)	Value

Vodafone Group PLC
1.50%, 02/19/18	$11,948	$11,834,948
2.50%, 09/26/22	10,319	9,745,472
2.95%, 02/19/23	17,260	16,691,482
4.38%, 02/19/43	26,843	25,770,547
5.45%, 06/10/19	13,650	15,506,244
6.15%, 02/27/37	7,286	8,654,728

		1,585,087,856
TRANSPORTATION — 0.85%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)	5,200	5,488,011
4.45%, 03/15/43 (Call 09/15/42)	4,981	5,117,522
4.55%, 09/01/44 (Call 03/01/44)	8,000	8,391,038
4.70%, 10/01/19	7,268	8,135,788
4.90%, 04/01/44 (Call 10/01/43)[a]	13,395	14,834,317
5.75%, 05/01/40 (Call 11/01/39)	8,847	10,745,473
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	8,250	8,049,445
FedEx Corp.
4.00%, 01/15/24	10,451	11,092,492
5.10%, 01/15/44	10,330	11,536,182
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	9,291	10,272,367
United Parcel Service Inc.
2.45%, 10/01/22	12,795	12,542,367
3.13%, 01/15/21	13,214	13,813,904
5.13%, 04/01/19	16,934	19,127,764
5.50%, 01/15/18	1,269	1,427,467
6.20%, 01/15/38	14,737	19,662,368

		160,236,505

TOTAL CORPORATE BONDS & NOTES
(Cost: $17,849,012,291)		18,484,459,377

SHORT-TERM INVESTMENTS — 8.31%

MONEY MARKET FUNDS — 8.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	1,173,477	1,173,477,343
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	109,908	109,907,675

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	286,016	$286,015,539

		1,569,400,557

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,569,400,557)		1,569,400,557

TOTAL INVESTMENTS IN SECURITIES — 106.15%
(Cost: $19,418,412,848)		20,053,859,934
Other Assets, Less Liabilities — (6.15)%		(1,162,470,427)

NET ASSETS — 100.00%		$18,891,389,507

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

170

Schedule of Investments  (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 83.79%

ADVERTISING — 0.21%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,507,305
3.75%, 02/15/23	1,000	993,287
4.00%, 03/15/22	595	608,366
4.20%, 04/15/24	1,650	1,689,064
Omnicom Group Inc.
3.63%, 05/01/22	2,492	2,562,121
4.45%, 08/15/20	1,165	1,260,225
5.90%, 04/15/16	1,373	1,463,208
6.25%, 07/15/19	1,000	1,167,209
WPP Finance 2010
3.63%, 09/07/22	1,900	1,933,373

		13,184,158
AEROSPACE & DEFENSE — 0.95%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	2,100	2,147,385
2.90%, 08/15/18 (Call 07/15/18)	575	600,887
4.70%, 10/27/19[a]	1,500	1,679,733
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	1,250	1,237,653
4.88%, 02/15/20	997	1,126,147
6.00%, 03/15/19	1,950	2,272,904
8.75%, 08/15/21	420	573,464
Embraer Overseas Ltd.
5.70%, 09/16/23[a,b]	2,146	2,285,490
Exelis Inc.
4.25%, 10/01/16	150	156,420
5.55%, 10/01/21	700	753,626
General Dynamics Corp.
1.00%, 11/15/17	500	495,246
2.25%, 07/15/16	1,650	1,690,819
2.25%, 11/15/22 (Call 08/15/22)	2,500	2,394,651
3.88%, 07/15/21 (Call 04/15/21)	500	537,960
L-3 Communications Corp.
1.50%, 05/28/17	1,450	1,441,932
3.95%, 11/15/16	950	996,504
3.95%, 05/28/24 (Call 02/28/24)	1,560	1,562,979
4.75%, 07/15/20	936	1,014,830
4.95%, 02/15/21 (Call 11/15/20)	1,188	1,294,161
5.20%, 10/15/19	1,210	1,341,061
Lockheed Martin Corp.
2.13%, 09/15/16	2,150	2,196,110
3.35%, 09/15/21	1,146	1,194,385
4.25%, 11/15/19	1,322	1,444,979
Northrop Grumman Corp.
1.75%, 06/01/18	4,925	4,909,177
3.50%, 03/15/21	1,500	1,564,030
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	2,988	2,903,755
3.15%, 12/15/24 (Call 09/15/24)	570	573,570
4.40%, 02/15/20	1,100	1,212,390
6.40%, 12/15/18	760	890,566

Security	Principal (000s)	Value

Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	$950	$970,507
3.70%, 12/15/23 (Call 09/15/23)	1,000	1,047,787
5.25%, 07/15/19	350	389,732
United Technologies Corp.
1.80%, 06/01/17	3,211	3,269,543
3.10%, 06/01/22	8,246	8,459,803
4.50%, 04/15/20	1,653	1,839,713
5.38%, 12/15/17	112	125,345
6.13%, 02/01/19	960	1,122,337
8.75%, 03/01/21	100	134,809

		59,852,390
AGRICULTURE — 0.84%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,500	1,514,790
2.85%, 08/09/22	4,350	4,219,182
2.95%, 05/02/23	500	483,083
4.00%, 01/31/24[a]	2,500	2,594,086
4.13%, 09/11/15	1,359	1,395,382
4.75%, 05/05/21	1,550	1,712,665
9.25%, 08/06/19	2,101	2,728,461
9.70%, 11/10/18	1,609	2,061,828
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,645	1,812,650
5.45%, 03/15/18[a]	750	843,283
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	1,140	1,182,689
8.50%, 06/15/19	1,540	1,911,291
Bunge N.A. Finance LP
5.90%, 04/01/17	250	273,739
Lorillard Tobacco Co.
3.50%, 08/04/16	385	398,377
3.75%, 05/20/23 (Call 02/20/23)	500	498,358
6.88%, 05/01/20[a]	2,927	3,477,949
8.13%, 06/23/19	1,947	2,390,311
Philip Morris International Inc.
1.13%, 08/21/17	3,900	3,887,070
1.63%, 03/20/17	2,050	2,075,843
1.88%, 01/15/19	1,800	1,801,393
2.50%, 05/16/16[a]	2,340	2,402,961
2.63%, 03/06/23	250	242,899
2.90%, 11/15/21	205	207,640
3.25%, 11/10/24	965	971,071
3.60%, 11/15/23	575	597,529
4.13%, 05/17/21	1,000	1,087,327
4.50%, 03/26/20	1,796	1,996,979
5.65%, 05/16/18[a]	2,610	2,952,444
Reynolds American Inc.
1.05%, 10/30/15	1,050	1,052,152
3.25%, 11/01/22[a]	3,600	3,514,879
6.75%, 06/15/17	522	586,130

		52,874,441
AIRLINES — 0.23%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,832	3,023,058

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

American Airlines Inc. 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	$307	$328,296
9.00%, 01/08/18	187	206,182
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	332	353,486
Delta Air Lines Inc. 2007-1 Pass Through Trust Class A
6.82%, 02/10/24	3,145	3,632,712
Delta Air Lines Inc. 2010-1 Pass Through Trust Class A
6.20%, 01/02/20[a]	930	1,018,511
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	995	1,054,233
Northwest Airlines Inc. 2007-1 Pass Through Trust Class A
7.03%, 05/01/21	22	24,915
Southwest Airlines Co.
5.13%, 03/01/17	200	215,611
5.75%, 12/15/16	901	980,205
Southwest Airlines Co. 2007-1 Pass Through Trust
6.15%, 02/01/24	1,468	1,684,613
UAL 2009-1 Pass Through Trust
10.40%, 05/01/18	702	785,173
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	1,079	1,197,985

		14,504,980
APPAREL — 0.05%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,350	1,300,015
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	880	927,690
5.95%, 11/01/17	725	822,308

		3,050,013
AUTO MANUFACTURERS — 0.60%
American Honda Finance Corp.
2.13%, 10/10/18	2,700	2,734,033
2.25%, 08/15/19	1,750	1,761,281
Ford Motor Co.
6.50%, 08/01/18[a]	1,500	1,717,112
PACCAR Financial Corp.
0.70%, 11/16/15	300	300,535
0.80%, 02/08/16	2,050	2,054,031
Toyota Motor Credit Corp.
1.13%, 05/16/17	6,500	6,508,786
1.25%, 10/05/17	2,625	2,626,518
1.38%, 01/10/18	288	288,259
2.00%, 09/15/16	1,669	1,704,697
2.05%, 01/12/17	1,797	1,839,441
2.10%, 01/17/19	3,450	3,484,750
2.63%, 01/10/23	3,900	3,851,979
2.80%, 01/11/16[a]	2,332	2,389,425
3.30%, 01/12/22	2,362	2,464,715
3.40%, 09/15/21	1,982	2,084,392
4.25%, 01/11/21	1,750	1,926,112

Security	Principal (000s)	Value

Series B
4.50%, 06/17/20	$146	$162,346

		37,898,412
AUTO PARTS & EQUIPMENT — 0.19%
BorgWarner Inc.
4.63%, 09/15/20	600	661,317
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	1,275	1,322,144
5.00%, 02/15/23 (Call 02/15/18)	2,000	2,140,000
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,028,322
3.63%, 07/02/24 (Call 04/02/24)[a]	460	465,441
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,301,846
4.25%, 03/01/21	1,450	1,555,485
5.00%, 03/30/20	400	443,799
5.50%, 01/15/16	890	937,216
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	2,000	2,020,418

		11,875,988
BANKS — 22.95%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	1,000	1,003,495
1.65%, 09/29/17	1,500	1,505,819
4.00%, 04/27/16	1,257	1,310,696
4.00%, 03/13/24[a]	4,500	4,703,891
AgriBank FCB
Series AI
9.13%, 07/15/19	1,000	1,258,266
American Express Bank FSB
6.00%, 09/13/17	810	907,820
American Express Centurion Bank
0.88%, 11/13/15	5,000	5,009,061
6.00%, 09/13/17	1,250	1,400,957
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	700	735,421
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	1,000	1,003,414
1.25%, 01/10/17	3,000	3,010,026
1.88%, 10/06/17	2,000	2,021,423
2.25%, 06/13/19	2,320	2,340,462
Banco do Brasil SA
3.88%, 01/23/17	2,000	2,067,500
3.88%, 10/10/22[a]	3,500	3,268,300
Bancolombia SA
5.95%, 06/03/21[a]	3,000	3,315,300
Bank of America Corp.
1.50%, 10/09/15	1,500	1,508,963
1.70%, 08/25/17	10,000	10,024,132
2.00%, 01/11/18[a]	6,300	6,342,631
2.60%, 01/15/19	6,900	6,993,055
2.65%, 04/01/19[a]	5,200	5,271,298
3.30%, 01/11/23	13,100	13,103,807
3.63%, 03/17/16	1,930	1,995,146
3.70%, 09/01/15	1,670	1,707,463
3.88%, 03/22/17	5,911	6,231,131
4.00%, 04/01/24	5,000	5,223,535
4.10%, 07/24/23	1,500	1,580,855
4.13%, 01/22/24	2,000	2,108,930

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

4.20%, 08/26/24[a]	$5,150	$5,250,644
5.00%, 05/13/21	2,390	2,661,633
5.25%, 12/01/15	450	468,922
5.42%, 03/15/17[a]	4,050	4,375,381
5.49%, 03/15/19[a]	2,800	3,119,635
5.63%, 10/14/16	1,090	1,176,491
5.63%, 07/01/20	2,030	2,326,132
5.65%, 05/01/18	2,345	2,627,491
5.70%, 05/02/17	1,110	1,209,287
5.70%, 01/24/22	2,540	2,952,298
5.75%, 08/15/16	1,080	1,158,628
5.75%, 12/01/17	3,030	3,373,395
5.88%, 01/05/21	3,695	4,294,714
6.00%, 09/01/17	1,500	1,671,710
6.05%, 05/16/16	3,250	3,466,731
6.40%, 08/28/17	2,765	3,110,072
6.50%, 08/01/16	4,450	4,836,906
6.50%, 07/15/18	4,830	5,546,386
6.88%, 04/25/18	2,175	2,522,941
6.88%, 11/15/18	1,807	2,128,691
7.63%, 06/01/19	3,185	3,877,901
7.75%, 08/15/15	1,380	1,446,359
7.80%, 09/15/16	1,850	2,053,740
Series 1
3.75%, 07/12/16	4,750	4,947,399
Series B
5.30%, 09/30/15	149	154,699
Bank of America N.A.
1.25%, 02/14/17	5,000	5,002,242
5.30%, 03/15/17	5,875	6,356,083
6.10%, 06/15/17	3,850	4,262,151
Bank of Montreal
0.80%, 11/06/15	1,700	1,703,414
1.30%, 07/14/17 (Call 06/14/17)	2,500	2,502,542
1.40%, 09/11/17	1,000	1,000,019
1.45%, 04/09/18 (Call 03/09/18)	5,500	5,454,375
2.38%, 01/25/19 (Call 12/25/18)	1,920	1,943,827
2.50%, 01/11/17	2,695	2,779,276
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	2,300	2,306,415
1.97%, 06/20/17[c]	500	508,129
2.10%, 08/01/18	2,000	2,020,806
2.10%, 01/15/19 (Call 12/15/18)	2,000	2,007,314
2.20%, 05/15/19 (Call 04/15/19)	1,500	1,509,041
2.30%, 07/28/16	1,410	1,441,631
2.30%, 09/11/19 (Call 08/11/19)	1,295	1,303,319
3.40%, 05/15/24 (Call 04/15/24)	2,140	2,175,199
3.55%, 09/23/21 (Call 08/23/21)	1,905	1,998,528
4.15%, 02/01/21[a]	1,250	1,363,753
4.60%, 01/15/20	1,090	1,207,390
5.45%, 05/15/19	800	907,756
5.50%, 12/01/17	2,590	2,892,875
Bank of Nova Scotia (The)
0.75%, 10/09/15	2,000	2,005,788
0.95%, 03/15/16	1,000	1,003,030
1.10%, 12/13/16	1,500	1,503,818
1.25%, 04/11/17	1,500	1,502,813
1.30%, 07/21/17	5,000	5,006,567
1.38%, 07/15/16	1,600	1,615,488
1.45%, 04/25/18[a]	2,839	2,820,734
2.55%, 01/12/17	5,179	5,339,957
2.90%, 03/29/16	1,964	2,020,645
4.38%, 01/13/21	2,034	2,251,997

Security	Principal (000s)	Value

Barclays Bank PLC
2.50%, 02/20/19	$7,950	$8,059,858
3.75%, 05/15/24[a]	5,800	5,955,548
5.00%, 09/22/16	2,563	2,746,557
5.13%, 01/08/20	1,595	1,803,745
5.14%, 10/14/20	2,376	2,602,783
6.75%, 05/22/19	2,594	3,087,634
Barclays PLC
2.75%, 11/08/19	1,150	1,156,594
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	2,900	2,882,476
1.60%, 08/15/17 (Call 07/14/17)	1,567	1,569,035
2.15%, 03/22/17 (Call 02/22/17)	1,701	1,735,649
2.25%, 02/01/19 (Call 01/02/19)[a]	4,000	4,038,209
3.20%, 03/15/16 (Call 02/16/16)[a]	745	766,335
3.95%, 03/22/22 (Call 02/22/22)	2,425	2,558,180
4.90%, 06/30/17	200	214,257
5.20%, 12/23/15	1,989	2,079,905
5.25%, 11/01/19	1,100	1,238,829
BNP Paribas SA
1.25%, 12/12/16	600	601,041
2.38%, 09/14/17	4,900	5,000,449
2.40%, 12/12/18	500	505,665
2.45%, 03/17/19[a]	1,000	1,014,483
2.70%, 08/20/18[a]	4,610	4,729,179
3.25%, 03/03/23[a]	2,250	2,283,285
3.60%, 02/23/16	3,720	3,841,714
4.25%, 10/15/24[a]	1,500	1,524,693
5.00%, 01/15/21	1,980	2,235,868
BNY Mellon N.A.
4.75%, 12/15/14	100	100,152
5.45%, 04/01/16	170	180,783
BPCE SA
2.50%, 12/10/18	6,250	6,339,886
2.50%, 07/15/19[a]	3,500	3,545,060
4.00%, 04/15/24[a]	1,475	1,543,595
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	4,000	4,002,034
Canadian Imperial Bank of Commerce/Canada
0.90%, 10/01/15	3,850	3,865,673
2.35%, 12/11/15	1,397	1,422,543
Capital One Financial Corp.
1.00%, 11/06/15	2,400	2,403,255
2.45%, 04/24/19 (Call 03/24/19)	5,000	5,015,232
3.15%, 07/15/16	1,238	1,278,416
3.50%, 06/15/23	1,200	1,204,784
4.75%, 07/15/21	1,200	1,325,574
6.15%, 09/01/16	1,053	1,141,760
6.75%, 09/15/17	883	1,003,173
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	4,000	3,986,083
2.40%, 09/05/19 (Call 08/15/19)	1,500	1,497,612
2.95%, 07/23/21	2,000	1,993,522
Citigroup Inc.
1.30%, 04/01/16	2,200	2,209,784
1.30%, 11/15/16[a]	6,000	6,004,238
1.35%, 03/10/17	5,000	4,996,724
1.75%, 05/01/18	6,500	6,477,424
2.25%, 08/07/15[a]	2,250	2,275,943
2.50%, 07/29/19	4,500	4,534,484
2.55%, 04/08/19	13,200	13,387,715
3.38%, 03/01/23	1,000	1,010,716
3.50%, 05/15/23[a]	4,700	4,613,609

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.88%, 10/25/23	$500	$520,219
3.95%, 06/15/16	1,532	1,598,671
4.00%, 08/05/24	5,000	5,017,499
4.05%, 07/30/22	4,000	4,145,100
4.45%, 01/10/17	1,862	1,981,597
4.50%, 01/14/22	3,185	3,490,073
4.59%, 12/15/15	550	571,427
5.30%, 01/07/16	1,550	1,625,114
5.38%, 08/09/20	1,738	1,985,994
5.50%, 02/15/17	4,075	4,419,887
5.85%, 08/02/16	1,041	1,121,414
6.00%, 08/15/17	3,020	3,367,907
6.13%, 11/21/17[a]	2,750	3,098,742
6.13%, 05/15/18	1,700	1,935,728
8.50%, 05/22/19	2,400	3,022,863
City National Corp./CA
5.25%, 09/15/20[a]	500	559,770
Comerica Bank
5.20%, 08/22/17	3,050	3,303,342
5.75%, 11/21/16	110	119,922
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	4,500	4,496,535
1.90%, 09/18/17	3,500	3,545,007
2.25%, 03/13/19	2,000	2,016,687
2.30%, 09/06/19	2,000	2,013,919
Compass Bank
6.40%, 10/01/17	320	345,712
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.13%, 10/13/15	577	585,431
2.25%, 01/14/19	5,000	5,073,909
3.38%, 01/19/17	8,551	8,954,602
3.88%, 02/08/22	4,160	4,433,630
3.95%, 11/09/22	1,500	1,537,451
4.50%, 01/11/21	2,160	2,396,183
4.63%, 12/01/23[a]	4,500	4,768,231
Credit Suisse/New York NY
1.38%, 05/26/17	750	750,107
2.30%, 05/28/19	3,000	3,009,537
3.00%, 10/29/21	2,580	2,571,373
3.63%, 09/09/24	4,000	4,072,294
4.38%, 08/05/20	2,620	2,863,172
5.30%, 08/13/19[a]	2,058	2,328,030
5.40%, 01/14/20	1,740	1,962,707
6.00%, 02/15/18[a]	5,983	6,711,344
Deutsche Bank AG/London
1.35%, 05/30/17	4,750	4,733,862
1.40%, 02/13/17	1,500	1,503,264
2.50%, 02/13/19[a]	2,650	2,691,802
3.25%, 01/11/16	2,298	2,359,800
3.70%, 05/30/24	1,430	1,462,753
4.30%, 05/24/28 (Call 05/24/23)[d]	5,000	4,895,736
6.00%, 09/01/17	2,920	3,258,441
Discover Bank/Greenwood DE
4.20%, 08/08/23	5,000	5,242,580
7.00%, 04/15/20	1,000	1,185,864
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	1,900	1,907,113
3.50%, 03/15/22 (Call 02/15/22)	1,300	1,337,941
3.63%, 01/25/16	1,565	1,615,255
4.30%, 01/16/24 (Call 12/16/23)[a]	1,000	1,050,008
4.50%, 06/01/18	880	951,678
5.45%, 01/15/17	950	1,025,604

Security	Principal (000s)	Value

Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	$4,000	$4,006,449
2.38%, 04/25/19 (Call 03/25/19)	2,500	2,522,528
4.75%, 02/01/15	120	120,833
First Horizon National Corp.
5.38%, 12/15/15	1,400	1,459,962
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	320	322,433
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,000	1,005,692
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	14,900	15,135,137
2.55%, 10/23/19	11,500	11,497,104
2.63%, 01/31/19[a]	5,000	5,061,065
2.90%, 07/19/18	10,100	10,425,784
3.63%, 02/07/16	4,843	4,991,358
3.63%, 01/22/23	3,000	3,042,104
3.70%, 08/01/15	1,400	1,428,231
3.85%, 07/08/24 (Call 04/08/24)[a]	10,000	10,224,567
4.00%, 03/03/24	5,300	5,484,163
5.25%, 07/27/21	2,600	2,931,145
5.35%, 01/15/16	1,783	1,872,133
5.38%, 03/15/20	1,330	1,500,337
5.63%, 01/15/17	8,898	9,630,699
5.75%, 10/01/16	2,581	2,794,093
5.75%, 01/24/22[a]	1,600	1,850,391
5.95%, 01/18/18	2,970	3,330,431
6.00%, 06/15/20	2,100	2,436,091
6.15%, 04/01/18	4,356	4,930,679
6.25%, 09/01/17[a]	2,880	3,228,112
7.50%, 02/15/19	2,830	3,394,495
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	4,100	4,537,023
HSBC Holdings PLC
4.00%, 03/30/22	1,711	1,832,615
4.25%, 03/14/24	4,675	4,850,868
4.88%, 01/14/22	1,750	1,965,378
5.10%, 04/05/21	2,358	2,679,156
HSBC USA Inc.
1.63%, 01/16/18	3,600	3,610,901
2.25%, 06/23/19[a]	8,500	8,556,895
2.38%, 11/13/19	2,000	2,016,767
3.50%, 06/23/24	1,500	1,541,086
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	1,900	1,905,191
2.20%, 04/01/19 (Call 03/01/19)	2,500	2,499,431
Intesa Sanpaolo SpA
2.38%, 01/13/17	500	505,117
3.13%, 01/15/16	2,500	2,550,270
3.88%, 01/16/18[a]	4,200	4,385,970
3.88%, 01/15/19	1,500	1,562,020
5.25%, 01/12/24	2,975	3,267,145
JPMorgan Chase & Co.
1.35%, 02/15/17	7,000	7,010,724
1.63%, 05/15/18[a]	3,300	3,282,349
1.80%, 01/25/18	5,500	5,524,301
2.00%, 08/15/17	1,900	1,927,657
2.35%, 01/28/19[a]	5,500	5,564,232
2.60%, 01/15/16	1,750	1,785,842
3.15%, 07/05/16	8,050	8,322,625
3.20%, 01/25/23	8,000	8,019,446
3.25%, 09/23/22	2,000	2,021,228
3.38%, 05/01/23	5,050	4,966,016
3.45%, 03/01/16	1,756	1,812,337

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.63%, 05/13/24[a]	$2,000	$2,048,197
3.88%, 02/01/24	10,500	10,977,617
3.88%, 09/10/24	2,000	2,011,158
4.25%, 10/15/20[a]	2,010	2,171,819
4.35%, 08/15/21	2,050	2,223,954
4.40%, 07/22/20	4,450	4,854,192
4.50%, 01/24/22	4,800	5,261,355
4.63%, 05/10/21	2,700	2,980,919
4.95%, 03/25/20[a]	2,500	2,802,385
5.15%, 10/01/15	4,340	4,494,556
6.00%, 01/15/18	2,980	3,362,614
6.13%, 06/27/17	3,460	3,850,255
6.30%, 04/23/19[a]	2,875	3,354,905
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	10,661	11,923,833
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	1,000	1,001,370
2.50%, 12/15/19	625	631,348
4.95%, 09/15/15	230	237,754
5.45%, 03/03/16	2,026	2,141,776
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	4,250	4,273,198
5.10%, 03/24/21[a]	1,199	1,350,469
KfW
0.50%, 04/19/16	14,800	14,828,413
0.63%, 12/15/16	5,000	5,000,991
0.75%, 03/17/17	25,250	25,289,281
0.88%, 12/15/17	10,000	9,962,357
1.00%, 06/11/18[a]	6,000	5,952,300
1.25%, 10/26/15[a]	2,100	2,119,963
1.25%, 10/05/16	7,200	7,294,706
1.25%, 02/15/17	5,200	5,267,307
1.75%, 10/15/19	3,000	3,022,291
1.88%, 04/01/19	13,900	14,143,556
2.00%, 06/01/16	2,850	2,917,438
2.13%, 01/17/23	10,050	10,005,830
2.38%, 08/25/21	5,250	5,379,032
2.63%, 02/16/16	3,200	3,288,168
2.63%, 01/25/22	4,750	4,932,923
2.75%, 09/08/20	1,850	1,946,244
2.75%, 10/01/20	9,300	9,765,216
4.00%, 01/27/20	6,398	7,122,043
4.50%, 07/16/18	1,747	1,945,561
4.88%, 01/17/17	6,850	7,461,031
4.88%, 06/17/19	3,990	4,572,941
5.13%, 03/14/16	1,400	1,485,935
Series G
4.38%, 03/15/18	2,850	3,146,121
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,468,947
2.50%, 03/11/20	1,500	1,504,295
3.00%, 09/14/22[a]	3,000	3,011,210
3.25%, 03/09/16	2,400	2,466,405
3.50%, 08/22/17	2,930	3,070,287
3.88%, 05/04/17	450	474,869
4.00%, 09/09/16	1,500	1,571,677
4.38%, 08/10/15	585	599,734
Korea Finance Corp.
4.63%, 11/16/21	3,000	3,330,809
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	5,100	5,070,651
1.38%, 10/23/19	6,050	5,983,221
1.88%, 09/17/18	2,500	2,551,438

Security	Principal (000s)	Value

2.13%, 07/15/16	$1,550	$1,592,020
2.25%, 10/01/21	500	507,686
2.38%, 09/13/17	2,000	2,080,382
2.50%, 02/15/16	1,350	1,385,749
4.88%, 11/16/15	650	678,797
5.00%, 11/08/16[a]	2,330	2,526,468
5.13%, 02/01/17	850	931,175
Lloyds Bank PLC
4.20%, 03/28/17	1,990	2,124,599
4.88%, 01/21/16	1,441	1,507,203
6.38%, 01/21/21	2,017	2,426,635
Lloyds Banking Group PLC
4.50%, 11/04/24	610	617,511
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	1,500	1,491,660
2.25%, 07/25/19 (Call 06/25/19)	2,000	2,012,536
5.63%, 12/01/21 (Call 12/01/16)[d]	2,000	2,063,845
6.63%, 12/04/17	1,000	1,135,035
Mellon Funding Corp.
5.50%, 11/15/18	1,160	1,311,523
Morgan Stanley
1.75%, 02/25/16[a]	4,209	4,246,890
2.13%, 04/25/18	6,500	6,536,079
2.38%, 07/23/19	3,000	2,994,686
2.50%, 01/24/19[a]	15,800	15,952,078
3.70%, 10/23/24	10,000	10,136,023
3.75%, 02/25/23	10,500	10,803,015
3.80%, 04/29/16	1,600	1,660,009
4.10%, 05/22/23	1,000	1,016,073
4.75%, 03/22/17	7,000	7,514,268
4.88%, 11/01/22	2,500	2,686,504
5.38%, 10/15/15	1,915	1,994,051
5.45%, 01/09/17	2,115	2,292,122
5.50%, 01/26/20[a]	2,650	3,003,890
5.50%, 07/24/20	3,800	4,320,592
5.50%, 07/28/21	4,620	5,289,550
5.63%, 09/23/19	1,333	1,515,798
5.75%, 10/18/16	3,495	3,785,457
5.75%, 01/25/21	2,830	3,268,181
5.95%, 12/28/17	4,150	4,656,382
6.25%, 08/28/17[a]	1,714	1,920,562
6.63%, 04/01/18	2,124	2,440,271
7.30%, 05/13/19	3,150	3,785,143
Series F
3.88%, 04/29/24	1,000	1,027,757
5.55%, 04/27/17	3,300	3,610,527
MUFG Union Bank N.A.
2.13%, 06/16/17	4,500	4,581,275
2.25%, 05/06/19 (Call 04/06/19)[a]	3,500	3,499,250
2.63%, 09/26/18 (Call 08/26/18)	750	765,288
3.00%, 06/06/16	2,000	2,061,685
5.95%, 05/11/16	2,410	2,572,225
National Australia Bank Ltd./New York
2.75%, 03/09/17	4,500	4,662,103
3.00%, 01/20/23	2,500	2,490,005
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,000	2,982,955
National City Bank of Indiana
4.25%, 07/01/18	220	236,918
National City Corp.
6.88%, 05/15/19	470	557,159
Northern Trust Corp.
3.38%, 08/23/21	2,075	2,187,322
3.45%, 11/04/20[a]	2,115	2,248,349

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Oesterreichische Kontrollbank AG
1.13%, 05/29/18	$3,000	$2,987,611
2.00%, 06/03/16	3,500	3,581,798
2.38%, 10/01/21	2,500	2,550,248
4.88%, 02/16/16	2,930	3,089,429
5.00%, 04/25/17	2,300	2,527,688
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,947,353
3.80%, 07/25/23 (Call 06/25/23)[e]	1,500	1,559,462
4.88%, 09/21/17[e]	340	370,529
5.25%, 01/15/17[a,e]	290	313,966
6.00%, 12/07/17[e]	2,250	2,540,480
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,e]	3,400	3,340,254
3.90%, 04/29/24 (Call 03/29/24)[a,e]	1,000	1,023,938
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	1,693	1,741,764
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,914,136
4.38%, 08/11/20[e]	6,542	7,187,184
5.13%, 02/08/20[e]	1,391	1,574,375
5.25%, 11/15/15[e]	807	841,246
5.63%, 02/01/17[e]	1,750	1,891,991
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	1,000	993,204
Royal Bank of Canada
0.80%, 10/30/15	5,500	5,519,882
0.85%, 03/08/16	1,000	1,001,723
1.20%, 01/23/17	2,500	2,509,031
1.45%, 09/09/16	2,200	2,222,257
1.50%, 01/16/18	2,100	2,103,492
2.15%, 03/15/19	5,000	5,054,240
2.20%, 07/27/18	1,000	1,018,880
2.30%, 07/20/16	140	143,329
2.63%, 12/15/15	1,742	1,779,149
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,500	1,508,046
6.40%, 10/21/19[a]	2,233	2,613,947
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	1,356	1,414,333
4.88%, 03/16/15	720	728,348
5.63%, 08/24/20	2,370	2,703,875
6.13%, 01/11/21	1,670	1,970,024
Santander Bank N.A.
8.75%, 05/30/18	250	300,012
Societe Generale SA
2.63%, 10/01/18[a]	2,500	2,555,931
2.75%, 10/12/17	1,500	1,546,843
State Street Bank & Trust Co.
5.25%, 10/15/18	1,000	1,121,478
State Street Corp.
2.88%, 03/07/16	1,041	1,071,729
3.10%, 05/15/23	2,200	2,168,453
3.70%, 11/20/23	2,350	2,456,737
4.38%, 03/07/21	810	897,782
4.96%, 03/15/18	500	544,716
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	5,500	5,439,156
3.20%, 07/18/22	2,750	2,793,676
3.40%, 07/11/24	7,000	7,140,748
3.95%, 01/10/24	2,750	2,926,193
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	2,500	2,501,084

Security	Principal (000s)	Value

2.75%, 05/01/23 (Call 04/01/23)	$500	$484,745
5.00%, 09/01/15	62	63,988
7.25%, 03/15/18	700	802,760
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	200	202,015
3.50%, 01/20/17 (Call 12/20/16)	850	884,603
3.60%, 04/15/16 (Call 03/15/16)	1,931	1,997,323
6.00%, 09/11/17	1,350	1,513,106
SVB Financial Group
5.38%, 09/15/20	150	169,602
Svenska Handelsbanken AB
2.50%, 01/25/19[a]	5,000	5,118,063
2.88%, 04/04/17	2,564	2,662,302
3.13%, 07/12/16	2,010	2,082,694
Toronto-Dominion Bank (The)
1.13%, 05/02/17	4,350	4,342,327
1.40%, 04/30/18	4,500	4,462,014
2.25%, 11/05/19	2,400	2,411,683
2.38%, 10/19/16	2,845	2,922,464
2.50%, 07/14/16	3,025	3,106,911
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	4,100	4,147,930
2.20%, 04/25/19 (Call 03/25/19)	1,500	1,512,022
2.95%, 07/15/22 (Call 06/15/22)	3,663	3,614,709
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,178,404
3.44%, 02/01/16	1,100	1,130,897
3.70%, 01/30/24 (Call 12/29/23)	5,800	6,075,506
4.13%, 05/24/21 (Call 04/23/21)	1,901	2,077,174
Series F
2.20%, 11/15/16 (Call 10/14/16)	1,171	1,198,649
3.60%, 09/11/24 (Call 08/11/24)	1,000	1,016,746
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	2,685	2,689,876
UBS AG/Stamford CT
2.38%, 08/14/19	6,000	6,042,500
4.88%, 08/04/20	4,390	4,937,009
5.75%, 04/25/18	2,315	2,614,800
5.88%, 12/20/17	1,675	1,883,277
7.00%, 10/15/15	100	105,295
7.38%, 06/15/17	120	133,334
Series 10
5.88%, 07/15/16	2,318	2,486,355
Wachovia Corp.
5.63%, 10/15/16	2,397	2,593,530
5.75%, 06/15/17	2,255	2,506,052
5.75%, 02/01/18	4,530	5,114,837
Wells Fargo & Co.
1.40%, 09/08/17	500	500,958
1.50%, 01/16/18	3,500	3,499,427
2.10%, 05/08/17	2,450	2,504,017
2.13%, 04/22/19[a]	3,500	3,513,107
2.63%, 12/15/16[a]	3,500	3,617,142
3.00%, 01/22/21	6,850	7,002,998
3.30%, 09/09/24	6,500	6,540,070
3.50%, 03/08/22	1,780	1,855,957
3.68%, 06/15/16[c]	2,420	2,523,077
4.60%, 04/01/21	8,220	9,150,888
5.13%, 09/15/16	1,000	1,070,289
5.63%, 12/11/17	2,682	3,007,498
Series M
3.45%, 02/13/23	5,745	5,775,213
Wells Fargo Bank N.A.
5.00%, 08/15/15	340	350,899

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.60%, 03/15/16	$100	$106,124
5.75%, 05/16/16	3,580	3,823,764
6.00%, 11/15/17	3,279	3,693,932
Westpac Banking Corp.
1.20%, 05/19/17	5,250	5,246,294
1.60%, 01/12/18	3,000	3,011,337
2.00%, 08/14/17	1,995	2,026,671
2.25%, 07/30/18	2,600	2,645,429
2.25%, 01/17/19[a]	1,000	1,014,411
3.00%, 12/09/15	1,299	1,331,218
4.63%, 06/01/18	580	619,949
4.88%, 11/19/19	1,520	1,701,547

		1,444,440,686
BEVERAGES — 1.95%
Anheuser-Busch Companies LLC
5.00%, 03/01/19	220	244,806
5.05%, 10/15/16	270	289,637
5.50%, 01/15/18	5,530	6,165,315
5.60%, 03/01/17	250	273,585
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	3,000	3,002,917
1.25%, 01/17/18	2,200	2,183,565
2.15%, 02/01/19	5,700	5,728,215
2.63%, 01/17/23[a]	5,300	5,140,484
3.70%, 02/01/24[a]	2,550	2,645,266
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	500	501,231
2.50%, 07/15/22	1,000	969,762
2.88%, 02/15/16	1,095	1,125,098
4.38%, 02/15/21	795	866,053
5.00%, 04/15/20	298	335,941
5.38%, 01/15/20	2,655	3,032,779
7.75%, 01/15/19[a]	3,788	4,616,170
Beam Suntory Inc.
1.88%, 05/15/17	2,000	2,023,861
3.25%, 05/15/22 (Call 02/15/22)	1,250	1,250,352
5.38%, 01/15/16	531	556,467
Bottling Group LLC
5.13%, 01/15/19	2,733	3,074,434
5.50%, 04/01/16	1,324	1,409,222
Brown-Forman Corp.
2.50%, 01/15/16	1,200	1,225,278
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	500	494,727
1.50%, 11/15/15	140	141,409
1.65%, 03/14/18	1,536	1,550,494
1.80%, 09/01/16	5,714	5,819,773
2.45%, 11/01/20[a]	5,000	5,067,496
2.50%, 04/01/23	4,000	3,912,579
3.15%, 11/15/20	2,204	2,315,828
3.20%, 11/01/23	1,500	1,535,638
3.30%, 09/01/21	1,085	1,130,650
5.35%, 11/15/17	3,000	3,354,945
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	200	203,075
3.25%, 08/19/21 (Call 05/19/21)	200	204,746
3.50%, 09/15/20	1,100	1,142,333
4.50%, 09/01/21 (Call 06/01/21)	1,284	1,405,255
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	6,300	6,364,650

Security	Principal (000s)	Value

Diageo Capital PLC
1.13%, 04/29/18	$225	$220,985
1.50%, 05/11/17	2,908	2,926,206
2.63%, 04/29/23 (Call 01/29/23)	2,500	2,427,902
4.83%, 07/15/20	2,150	2,412,719
5.50%, 09/30/16	1,310	1,416,315
5.75%, 10/23/17	1,053	1,180,584
Diageo Finance BV
5.30%, 10/28/15	1,613	1,680,791
Diageo Investment Corp.
2.88%, 05/11/22	896	897,750
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	1,600	1,555,329
2.60%, 01/15/19	180	183,354
2.70%, 11/15/22 (Call 08/15/22)	1,000	972,287
2.90%, 01/15/16	1,220	1,249,068
3.20%, 11/15/21 (Call 08/15/21)	180	183,321
Molson Coors Brewing Co.
2.00%, 05/01/17	1,300	1,318,182
3.50%, 05/01/22[a]	500	506,010
PepsiAmericas Inc.
5.00%, 05/15/17	180	196,597
PepsiCo Inc.
0.95%, 02/22/17	3,000	2,992,156
1.25%, 08/13/17	2,100	2,095,044
2.25%, 01/07/19 (Call 12/07/18)	500	506,441
2.50%, 05/10/16	1,915	1,963,427
2.75%, 03/05/22	2,896	2,877,891
2.75%, 03/01/23	2,100	2,056,471
3.00%, 08/25/21	2,065	2,116,241
3.60%, 03/01/24 (Call 12/01/23)	3,100	3,234,388
4.50%, 01/15/20	1,396	1,548,186
5.00%, 06/01/18	1,215	1,350,890
7.90%, 11/01/18	1,045	1,278,110

		122,650,681
BIOTECHNOLOGY — 0.74%
Amgen Inc.
1.25%, 05/22/17	3,100	3,085,045
2.13%, 05/15/17	2,534	2,575,164
2.20%, 05/22/19 (Call 04/22/19)[a]	2,500	2,493,092
2.30%, 06/15/16	1,850	1,886,254
2.50%, 11/15/16	1,496	1,535,137
3.63%, 05/22/24 (Call 02/22/24)	2,350	2,373,860
3.88%, 11/15/21 (Call 08/15/21)[a]	2,420	2,540,959
4.10%, 06/15/21 (Call 03/15/21)	1,688	1,799,162
4.50%, 03/15/20	2,125	2,322,659
5.70%, 02/01/19	1,593	1,804,584
5.85%, 06/01/17	102	112,850
6.15%, 06/01/18	1,500	1,711,315
Biogen Idec Inc.
6.88%, 03/01/18	750	872,052
Celgene Corp.
1.90%, 08/15/17	1,700	1,716,634
2.25%, 05/15/19	5,650	5,643,967
2.45%, 10/15/15	200	202,995
3.25%, 08/15/22	1,500	1,508,555
3.63%, 05/15/24 (Call 02/15/24)	500	507,034
3.95%, 10/15/20	1,850	1,969,039
Gilead Sciences Inc.
2.05%, 04/01/19	4,300	4,313,245
3.05%, 12/01/16	395	410,889
3.70%, 04/01/24 (Call 01/01/24)	2,000	2,078,986

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

4.40%, 12/01/21 (Call 09/01/21)	$2,324	$2,559,508
4.50%, 04/01/21 (Call 01/01/21)	674	743,807

		46,766,792
BUILDING MATERIALS — 0.15%
CRH America Inc.
4.13%, 01/15/16	600	619,749
5.75%, 01/15/21	2,500	2,882,481
6.00%, 09/30/16	1,382	1,498,745
8.13%, 07/15/18	2,000	2,409,925
Martin Marietta Materials Inc.
6.60%, 04/15/18	250	285,334
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	1,500	1,520,388
6.50%, 12/01/16	72	78,748
9.00%, 06/15/19	155	189,066

		9,484,436
CHEMICALS — 1.65%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	300	293,545
3.50%, 06/01/23 (Call 03/01/23)	2,600	2,578,181
Air Products & Chemicals Inc.
1.20%, 10/15/17	900	896,733
2.00%, 08/02/16	715	729,039
3.00%, 11/03/21	850	860,857
3.35%, 07/31/24 (Call 04/30/24)	2,000	2,020,059
4.38%, 08/21/19	250	275,373
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,300	1,273,184
3.65%, 07/15/24 (Call 04/15/24)[a]	1,800	1,830,685
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	1,000	1,020,496
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,067,941
Braskem Finance Ltd.
6.45%, 02/03/24[a]	1,000	1,045,000
Cabot Corp.
3.70%, 07/15/22	1,500	1,517,312
5.00%, 10/01/16[a]	125	133,154
CF Industries Inc.
6.88%, 05/01/18	4,000	4,604,280
7.13%, 05/01/20	975	1,172,757
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,288	1,277,328
Dow Chemical Co. (The)
2.50%, 02/15/16	1,066	1,088,169
3.00%, 11/15/22 (Call 08/15/22)[a]	2,000	1,968,549
3.50%, 10/01/24 (Call 07/01/24)	1,000	999,491
4.13%, 11/15/21 (Call 08/15/21)	1,634	1,735,187
4.25%, 11/15/20 (Call 08/15/20)	1,779	1,918,548
5.70%, 05/15/18[a]	1,210	1,358,525
8.55%, 05/15/19	3,707	4,672,863
E.I. du Pont de Nemours & Co.
2.75%, 04/01/16	1,500	1,540,462
2.80%, 02/15/23	5,588	5,492,882
4.25%, 04/01/21	500	547,092
4.63%, 01/15/20[a]	1,195	1,330,015
5.75%, 03/15/19	300	345,672
6.00%, 07/15/18	1,411	1,620,274

Security	Principal (000s)	Value

Eastman Chemical Co.
2.40%, 06/01/17	$1,400	$1,426,335
2.70%, 01/15/20 (Call 12/15/19)	670	678,665
3.60%, 08/15/22 (Call 05/15/22)	2,612	2,674,596
4.50%, 01/15/21 (Call 10/15/20)	350	377,185
Ecolab Inc.
1.45%, 12/08/17	1,000	996,207
3.00%, 12/08/16	2,482	2,572,726
4.35%, 12/08/21	1,562	1,705,366
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	728,126
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,038,184
Lubrizol Corp.
8.88%, 02/01/19	926	1,166,322
LYB International Finance BV
4.00%, 07/15/23	4,020	4,191,015
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	3,200	3,524,028
5.75%, 04/15/24 (Call 01/15/24)	500	582,301
Monsanto Co.
2.13%, 07/15/19	3,410	3,414,411
2.75%, 04/15/16	900	923,733
3.38%, 07/15/24 (Call 04/15/24)[a]	830	840,631
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	840	870,495
4.25%, 11/15/23 (Call 08/15/23)	1,000	1,056,226
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	1,100	1,155,301
3.63%, 03/15/24 (Call 12/15/23)	2,475	2,544,126
3.75%, 09/30/15	140	143,587
4.88%, 03/30/20	105	117,341
6.50%, 05/15/19	355	419,359
PPG Industries Inc.
1.90%, 01/15/16	225	227,725
2.30%, 11/15/19 (Call 10/15/19)	500	502,179
3.60%, 11/15/20	2,200	2,313,780
6.65%, 03/15/18	884	1,017,069
Praxair Inc.
1.25%, 11/07/18	1,050	1,029,920
2.45%, 02/15/22 (Call 11/15/21)	2,238	2,187,799
2.70%, 02/21/23 (Call 11/21/22)[a]	3,000	2,927,160
3.25%, 09/15/15	1,500	1,535,035
4.05%, 03/15/21	800	864,676
5.20%, 03/15/17	450	492,558
5.38%, 11/01/16	270	293,537
Rohm & Haas Co.
6.00%, 09/15/17	2,071	2,316,766
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,200	1,183,905
6.13%, 10/15/19	1,180	1,348,521
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,600	1,593,881
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,050	1,092,336
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,700	1,799,233
7.25%, 06/15/19	400	472,464
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	401,402

		103,959,865

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.57%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[a]	$3,050	$3,315,395
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	318	358,298
Catholic Health Initiatives
1.60%, 11/01/17	2,700	2,701,591
Cornell University
5.45%, 02/01/19	750	857,605
Emory University
5.63%, 09/01/19	1,000	1,165,659
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,286,798
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	950	911,525
MasterCard Inc.
2.00%, 04/01/19[a]	2,475	2,476,485
3.38%, 04/01/24	1,250	1,290,395
McGraw Hill Financial Inc.
5.90%, 11/15/17[a]	1,225	1,342,972
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	3,000	3,272,434
5.50%, 09/01/20	800	909,157
Princeton University
Series A
4.95%, 03/01/19	2,290	2,588,297
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	2,000	2,028,039
3.75%, 08/15/21 (Call 06/15/21)	745	762,194
4.25%, 08/15/24 (Call 05/15/24)	1,000	1,022,229
Trustees of Dartmouth College
4.75%, 06/01/19	500	561,063
Vanderbilt University (The)
5.25%, 04/01/19	750	853,845
Verisk Analytics Inc.
4.13%, 09/12/22	800	834,010
Western Union Co. (The)
2.38%, 12/10/15	1,300	1,317,337
2.88%, 12/10/17	1,500	1,546,408
3.35%, 05/22/19	500	517,130
3.65%, 08/22/18	1,750	1,836,696
5.25%, 04/01/20[a]	500	549,807
5.93%, 10/01/16	1,400	1,511,356

		35,816,725
COMPUTERS — 1.90%
Apple Inc.
0.45%, 05/03/16	2,050	2,047,875
1.00%, 05/03/18	5,350	5,270,736
1.05%, 05/05/17[a]	5,000	5,012,073
2.10%, 05/06/19	3,000	3,032,358
2.40%, 05/03/23[a]	7,100	6,921,787
2.85%, 05/06/21	3,700	3,788,904
3.45%, 05/06/24	7,275	7,581,247
Cadence Design Systems Inc.
4.38%, 10/15/24	600	608,597
Computer Sciences Corp.
2.50%, 09/15/15[a]	950	962,573
4.45%, 09/15/22	1,700	1,745,453
6.50%, 03/15/18	1,360	1,512,219

Security	Principal (000s)	Value

EMC Corp./MA
1.88%, 06/01/18	$288	$286,739
2.65%, 06/01/20	2,250	2,241,411
3.38%, 06/01/23 (Call 03/01/23)	7,000	6,963,874
Hewlett-Packard Co.
2.20%, 12/01/15	1,200	1,217,143
2.60%, 09/15/17	2,800	2,863,768
2.65%, 06/01/16	1,396	1,426,144
2.75%, 01/14/19	1,000	1,006,774
3.00%, 09/15/16	4,018	4,139,559
3.30%, 12/09/16	1,862	1,932,927
3.75%, 12/01/20	1,666	1,703,297
4.05%, 09/15/22	1,000	1,020,357
4.30%, 06/01/21	790	833,721
4.38%, 09/15/21	3,450	3,653,195
4.65%, 12/09/21[a]	3,203	3,400,715
5.40%, 03/01/17	1,000	1,087,592
5.50%, 03/01/18	447	498,141
International Business Machines Corp.
1.25%, 02/06/17	2,308	2,320,452
1.25%, 02/08/18	2,200	2,186,662
1.63%, 05/15/20	2,400	2,320,353
1.88%, 08/01/22	2,500	2,333,887
1.95%, 07/22/16	1,875	1,914,633
2.00%, 01/05/16	1,992	2,025,817
2.90%, 11/01/21[a]	5,400	5,565,649
3.38%, 08/01/23	2,000	2,048,267
3.63%, 02/12/24[a]	1,850	1,923,300
5.70%, 09/14/17	3,150	3,529,896
7.63%, 10/15/18	3,179	3,873,171
8.38%, 11/01/19	2,402	3,110,982
Lexmark International Inc.
5.13%, 03/15/20[a]	2,500	2,662,741
6.65%, 06/01/18[a]	550	611,295
NetApp Inc.
2.00%, 12/15/17	2,750	2,779,297
3.25%, 12/15/22 (Call 09/15/22)	250	246,590
3.38%, 06/15/21 (Call 04/15/21)	845	850,864
Seagate HDD Cayman
3.75%, 11/15/18[b]	3,000	3,090,000
4.75%, 06/01/23[a]	1,200	1,260,000
4.75%, 01/01/25[a,b]	1,750	1,793,750
Seagate Technology HDD Holdings
6.80%, 10/01/16	202	222,200

		119,428,985
COSMETICS & PERSONAL CARE — 0.34%
Colgate-Palmolive Co.
1.30%, 01/15/17	1,200	1,209,328
1.75%, 03/15/19	2,000	1,997,908
2.30%, 05/03/22	1,500	1,475,217
2.63%, 05/01/17	500	519,117
3.15%, 08/05/15	1,340	1,365,459
5.20%, 11/07/16	750	804,715
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	450	434,658
Procter & Gamble Co. (The)
1.45%, 08/15/16	3,013	3,054,672
1.60%, 11/15/18	2,250	2,249,546
1.80%, 11/15/15	2,709	2,745,571
1.90%, 11/01/19	1,065	1,067,725
2.30%, 02/06/22[a]	1,500	1,480,801

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

4.70%, 02/15/19	$2,223	$2,488,179
4.85%, 12/15/15	210	219,649
Series A
9.36%, 01/01/21	91	112,645

		21,225,190
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
3.38%, 11/01/15	1,000	1,021,027
4.50%, 03/01/23 (Call 12/01/22)	2,000	2,082,381
6.00%, 04/01/20[a]	125	141,995
Ingram Micro Inc.
5.25%, 09/01/17	700	761,949

		4,007,352
DIVERSIFIED FINANCIAL SERVICES — 4.87%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	500	510,804
3.88%, 04/01/21 (Call 03/01/21)	1,650	1,668,360
4.75%, 03/01/20	3,100	3,321,823
5.63%, 04/01/17	500	538,381
Alterra Finance LLC
6.25%, 09/30/20	400	466,595
American Express Co.
2.65%, 12/02/22	5,200	5,072,973
5.50%, 09/12/16	2,340	2,520,435
6.15%, 08/28/17	3,695	4,151,626
6.80%, 09/01/66 (Call 09/01/16)[d]	1,322	1,401,320
7.00%, 03/19/18	2,250	2,618,798
American Express Credit Corp.
2.13%, 03/18/19	4,500	4,509,106
2.38%, 03/24/17	3,600	3,693,794
2.75%, 09/15/15	3,500	3,562,227
2.80%, 09/19/16	2,574	2,661,894
Ameriprise Financial Inc.
3.70%, 10/15/24	1,500	1,531,613
4.00%, 10/15/23	930	983,686
5.30%, 03/15/20	2,250	2,567,970
5.65%, 11/15/15	825	862,902
7.30%, 06/28/19	135	164,772
Ameritech Capital Funding Corp.
6.45%, 01/15/18	1,420	1,606,828
Associates Corp. of North America
6.95%, 11/01/18	3,080	3,631,747
Bear Stearns Companies Inc. (The)
4.65%, 07/02/18	885	963,664
5.30%, 10/30/15	111	115,715
5.55%, 01/22/17[a]	902	979,109
6.40%, 10/02/17	2,975	3,364,084
7.25%, 02/01/18	8,363	9,758,081
Capital One Bank USA N.A.
1.30%, 06/05/17 (Call 05/05/17)	450	448,572
2.25%, 02/13/19 (Call 01/13/19)	2,000	1,997,164
3.38%, 02/15/23	2,000	1,982,857
8.80%, 07/15/19	2,643	3,344,930
Charles Schwab Corp. (The)
3.23%, 09/01/22	1,360	1,381,398
4.45%, 07/22/20	1,500	1,665,052
CME Group Inc./IL
3.00%, 09/15/22	4,100	4,158,200

Security	Principal (000s)	Value

Countrywide Financial Corp.
6.25%, 05/15/16	$990	$1,057,993
Credit Suisse USA Inc.
5.13%, 08/15/15	1,143	1,180,190
5.38%, 03/02/16[a]	1,089	1,150,075
5.85%, 08/16/16	1,500	1,622,007
Discover Financial Services
3.85%, 11/21/22	1,000	1,017,492
5.20%, 04/27/22	1,300	1,434,510
6.45%, 06/12/17	475	529,033
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,408,762
Ford Motor Credit Co. LLC
1.50%, 01/17/17	3,500	3,498,587
1.68%, 09/08/17	3,000	2,989,879
1.70%, 05/09/16	500	503,674
1.72%, 12/06/17	5,500	5,470,315
2.38%, 01/16/18[a]	4,500	4,559,684
2.50%, 01/15/16	3,000	3,051,320
2.60%, 11/04/19	5,000	5,016,473
2.88%, 10/01/18	4,500	4,605,125
3.00%, 06/12/17	4,596	4,740,000
3.66%, 09/08/24[a]	900	903,525
4.25%, 02/03/17	3,292	3,478,244
4.25%, 09/20/22	4,800	5,099,166
5.00%, 05/15/18	2,429	2,658,741
5.63%, 09/15/15	2,100	2,178,210
6.63%, 08/15/17	1,792	2,015,259
8.00%, 12/15/16	2,527	2,852,133
8.13%, 01/15/20	1,292	1,621,257
Franklin Resources Inc.
1.38%, 09/15/17	1,900	1,902,370
2.80%, 09/15/22	900	892,778
4.63%, 05/20/20	350	390,542
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[d]	1,250	1,346,875
General Electric Capital Corp.
1.00%, 12/11/15	500	502,594
1.00%, 01/08/16	3,850	3,868,456
1.25%, 05/15/17 (Call 04/13/17)[a]	12,400	12,469,698
1.63%, 04/02/18	7,000	7,036,242
2.25%, 11/09/15	2,900	2,945,737
2.30%, 04/27/17	6,500	6,695,755
2.30%, 01/14/19[a]	500	511,376
2.90%, 01/09/17	6,750	7,023,839
2.95%, 05/09/16	3,292	3,397,214
3.10%, 01/09/23	5,730	5,801,559
3.15%, 09/07/22[a]	5,400	5,506,124
3.35%, 10/17/16	3,040	3,182,819
3.45%, 05/15/24 (Call 02/13/24)[a]	6,000	6,193,515
4.38%, 09/21/15[a]	1,350	1,393,222
4.38%, 09/16/20	1,520	1,676,597
4.63%, 01/07/21	2,580	2,892,131
4.65%, 10/17/21	4,130	4,641,814
5.00%, 01/08/16	1,785	1,870,918
5.30%, 02/11/21	1,735	1,982,622
5.38%, 10/20/16[a]	899	975,597
5.40%, 02/15/17	980	1,073,157
5.50%, 01/08/20[a]	3,340	3,868,269
5.63%, 09/15/17	4,270	4,772,982
5.63%, 05/01/18	2,250	2,549,497
6.00%, 08/07/19	2,910	3,417,113
6.38%, 11/15/67 (Call 11/15/17)[d]	1,550	1,670,125

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Series A
5.55%, 05/04/20[a]	$2,000	$2,325,793
6.90%, 09/15/15	330	346,749
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (Call 11/30/15)[d]	2,000	2,040,000
HSBC Finance Corp.
5.50%, 01/19/16[a]	1,600	1,683,472
6.68%, 01/15/21	963	1,139,176
Intercontinental Exchange Inc.
4.00%, 10/15/23	2,500	2,634,450
International Lease Finance Corp.
7.13%, 09/01/18[a,b]	5,000	5,681,000
Invesco Finance PLC
4.00%, 01/30/24	3,500	3,679,370
Jefferies Group LLC
3.88%, 11/09/15	800	821,716
5.13%, 04/13/18	1,656	1,797,975
5.13%, 01/20/23	2,500	2,685,379
5.50%, 03/15/16	1,450	1,530,185
6.88%, 04/15/21	1,068	1,252,545
8.50%, 07/15/19	2,050	2,527,640
Lazard Group LLC
6.85%, 06/15/17	2,100	2,354,823
Legg Mason Inc.
2.70%, 07/15/19	185	186,560
3.95%, 07/15/24	1,090	1,119,358
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,900	2,031,841
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	120	131,543
5.55%, 01/15/20	2,626	2,914,636
National Rural Utilities Cooperative Finance Corp.
1.90%, 11/01/15	1,100	1,112,410
2.15%, 02/01/19 (Call 01/01/19)	1,600	1,597,747
2.30%, 11/15/19 (Call 10/15/19)	2,000	1,999,500
3.05%, 03/01/16[a]	1,000	1,028,388
3.05%, 02/15/22 (Call 11/15/21)	1,100	1,112,014
3.40%, 11/15/23 (Call 08/15/23)	500	510,013
5.45%, 02/01/18[a]	1,000	1,111,665
10.38%, 11/01/18	2,300	3,011,411
Nomura Holdings Inc.
2.00%, 09/13/16	2,060	2,081,923
4.13%, 01/19/16	1,375	1,420,703
6.70%, 03/04/20[a]	2,522	3,008,499
NYSE Euronext
2.00%, 10/05/17	119	120,886
ORIX Corp.
5.00%, 01/12/16	1,461	1,521,676
Raymond James Financial Inc.
4.25%, 04/15/16	350	364,906
8.60%, 08/15/19	200	250,241
Stifel Financial Corp.
4.25%, 07/18/24	250	254,433
TD Ameritrade Holding Corp.
5.60%, 12/01/19	1,000	1,152,208
XTRA Finance Corp.
5.15%, 04/01/17	250	270,547

		306,113,052
ELECTRIC — 4.09%
Alabama Power Co.
0.55%, 10/15/15	1,450	1,451,466
5.50%, 10/15/17	190	211,118

Security	Principal (000s)	Value

Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	$1,600	$1,576,190
6.13%, 11/15/17	1,150	1,301,440
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	1,200	1,197,199
2.95%, 12/15/22 (Call 09/15/22)	1,000	972,311
Appalachian Power Co.
7.95%, 01/15/20	900	1,134,154
Series K
5.00%, 06/01/17	150	162,338
Arizona Public Service Co.
6.25%, 08/01/16	260	282,532
8.75%, 03/01/19	1,250	1,587,082
Avista Corp.
5.13%, 04/01/22	985	1,125,620
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)[a]	1,500	1,462,726
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	3,400	3,371,463
2.00%, 11/15/18 (Call 10/15/18)	250	250,416
5.75%, 04/01/18	1,383	1,556,292
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,199,024
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	770	899,571
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	625	648,064
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	1,175	1,192,164
2.15%, 01/15/19 (Call 12/15/18)	500	502,794
3.10%, 11/01/24 (Call 08/01/24)	2,000	2,002,438
3.40%, 09/01/21 (Call 06/01/21)	1,050	1,093,827
4.00%, 08/01/20 (Call 05/01/20)	500	537,637
5.80%, 03/15/18	440	496,169
Series 104
5.95%, 08/15/16	210	227,295
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,500	1,448,841
5.65%, 05/01/18	1,025	1,155,720
Series 09-A
5.50%, 02/01/19	300	340,414
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	1,200	1,295,189
5.85%, 04/01/18	700	793,121
7.13%, 12/01/18	1,474	1,743,984
Series 05-C
5.38%, 12/15/15	1,320	1,385,697
Series 06-D
5.30%, 12/01/16	140	151,562
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)[a]	2,350	2,588,361
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	925	947,560
5.15%, 02/15/17	1,230	1,330,391
5.65%, 09/15/18	250	283,567
5.65%, 04/15/20	280	322,776
6.13%, 03/15/19	750	867,984
6.70%, 09/15/19	2,325	2,774,020
Series P
5.50%, 08/15/16	94	101,322

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Dominion Resources Inc./VA
1.25%, 03/15/17	$4,400	$4,381,308
1.95%, 08/15/16	1,100	1,114,379
3.63%, 12/01/24 (Call 09/01/24)	1,500	1,512,244
4.45%, 03/15/21	10,950	11,869,362
5.20%, 08/15/19	210	234,667
6.40%, 06/15/18	750	858,458
8.88%, 01/15/19	850	1,066,455
Series A
5.60%, 11/15/16	180	194,921
Series B
2.75%, 09/15/22 (Call 06/15/22)	240	231,063
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	1,000	1,050,008
3.90%, 06/01/21 (Call 03/01/21)	750	802,106
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	305	306,762
3.85%, 12/01/23 (Call 09/01/23)	1,000	1,040,334
6.35%, 06/01/16	210	226,971
Series C
3.50%, 06/01/24 (Call 03/01/24)[a]	950	957,845
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	1,660	1,784,929
5.30%, 10/01/15	180	187,084
7.00%, 11/15/18	1,180	1,400,071
Duke Energy Corp.
1.63%, 08/15/17	3,500	3,506,986
2.15%, 11/15/16	1,000	1,018,047
3.05%, 08/15/22 (Call 05/15/22)	1,000	995,511
3.55%, 09/15/21 (Call 06/15/21)	1,900	1,971,285
3.75%, 04/15/24 (Call 01/15/24)	470	485,960
5.05%, 09/15/19	500	561,629
6.25%, 06/15/18	740	848,697
Duke Energy Florida Inc.
3.10%, 08/15/21 (Call 05/15/21)	560	574,005
4.55%, 04/01/20	65	71,937
5.10%, 12/01/15	260	271,612
5.65%, 06/15/18	633	714,904
Duke Energy Indiana Inc.
3.75%, 07/15/20	1,100	1,171,368
6.05%, 06/15/16	500	535,802
Duke Energy Ohio Inc.
5.45%, 04/01/19[a]	300	340,941
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	2,000	1,984,597
3.00%, 09/15/21 (Call 06/15/21)	1,000	1,021,152
5.30%, 01/15/19[a]	950	1,069,212
Edison International
3.75%, 09/15/17	800	846,513
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	2,000	1,981,421
3.70%, 06/01/24 (Call 03/01/24)	1,500	1,560,224
3.75%, 02/15/21 (Call 11/15/20)	850	896,610
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,053,487
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	532,052
6.00%, 05/01/18	550	623,169
Entergy Texas Inc.
7.13%, 02/01/19	2,105	2,505,776
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	1,500	1,568,315
4.25%, 06/15/22 (Call 03/15/22)[a]	1,000	1,040,357
5.20%, 10/01/19	1,200	1,326,144
6.20%, 10/01/17	1,000	1,112,198

Security	Principal (000s)	Value

FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	$1,500	$1,633,580
Florida Power & Light Co.
5.55%, 11/01/17[a]	845	943,346
Georgia Power Co.
2.85%, 05/15/22	1,000	993,637
4.25%, 12/01/19	1,000	1,092,338
5.40%, 06/01/18	300	336,419
Series 12D
0.63%, 11/15/15	1,250	1,250,734
Series Z
5.25%, 12/15/15	190	199,211
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	382,585
5.29%, 06/15/22 (Call 03/15/22)[a],c	950	1,062,243
Hydro-Quebec
1.38%, 06/19/17	2,850	2,879,561
2.00%, 06/30/16	2,900	2,966,301
8.40%, 01/15/22	580	772,636
9.40%, 02/01/21	200	272,971
Indiana Michigan Power Co.
7.00%, 03/15/19	1,050	1,250,160
Series J
3.20%, 03/15/23 (Call 12/15/22)	500	497,621
Integrys Energy Group Inc.
4.17%, 11/01/20	500	531,343
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	495	497,120
Jersey Central Power & Light Co.
5.63%, 05/01/16	505	534,354
5.65%, 06/01/17	1,300	1,419,174
7.35%, 02/01/19[a]	1,000	1,181,810
Kansas City Power & Light Co.
5.85%, 06/15/17	1,000	1,104,553
6.38%, 03/01/18	100	114,018
7.15%, 04/01/19[a]	2,050	2,468,536
Kentucky Utilities Co.
1.63%, 11/01/15	1,300	1,311,405
3.25%, 11/01/20 (Call 08/01/20)	600	622,510
LG&E and KU Energy LLC
2.13%, 11/15/15	1,100	1,113,178
3.75%, 11/15/20 (Call 08/15/20)	300	312,120
4.38%, 10/01/21 (Call 07/01/21)	1,450	1,538,421
Louisville Gas & Electric Co.
1.63%, 11/15/15	250	252,526
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)[a]	1,622	1,691,345
5.30%, 03/15/18	850	948,748
Mississippi Power Co.
2.35%, 10/15/16	600	614,271
Nevada Power Co.
6.50%, 08/01/18	550	639,921
7.13%, 03/15/19	1,590	1,913,435
Series O
6.50%, 05/15/18	500	577,380
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	3,825	3,820,597
2.60%, 09/01/15	1,000	1,014,656
4.50%, 06/01/21 (Call 03/01/21)[a]	500	539,055
6.00%, 03/01/19	500	571,094
6.65%, 06/15/67 (Call 06/15/17)[d]	768	775,680
7.88%, 12/15/15	1,174	1,259,586

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Nisource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)[a]	$675	$700,998
4.45%, 12/01/21 (Call 09/01/21)	700	760,490
5.25%, 09/15/17	810	886,141
5.45%, 09/15/20	580	664,750
6.13%, 03/01/22	1,500	1,776,944
6.40%, 03/15/18	1,268	1,450,998
6.80%, 01/15/19	420	495,630
Northeast Utilities
1.45%, 05/01/18 (Call 04/01/18)	420	412,608
4.50%, 11/15/19	1,175	1,281,862
Northern States Power Co./MN
1.95%, 08/15/15 (Call 05/15/15)	950	960,763
2.15%, 08/15/22 (Call 02/15/22)[a]	1,000	948,819
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	480,078
5.63%, 11/15/17	250	278,326
Oglethorpe Power Corp.
6.10%, 03/15/19	1,250	1,437,086
Ohio Power Co.
6.00%, 06/01/16	1,000	1,073,583
Series M
5.38%, 10/01/21	630	731,697
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	120	138,504
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[b]	1,950	1,947,072
4.10%, 06/01/22 (Call 03/01/22)[a]	1,500	1,607,289
6.38%, 01/15/15	602	606,096
6.80%, 09/01/18	1,000	1,165,635
7.00%, 09/01/22	1,240	1,557,629
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	3,100	2,945,211
3.40%, 08/15/24 (Call 05/15/24)	1,505	1,505,527
3.50%, 10/01/20 (Call 07/01/20)	931	966,656
3.75%, 02/15/24 (Call 11/15/23)	1,450	1,495,046
4.25%, 05/15/21 (Call 02/15/21)	1,000	1,070,578
5.63%, 11/30/17	300	333,716
8.25%, 10/15/18	250	302,366
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,300	1,310,913
3.85%, 06/15/21 (Call 03/15/21)	1,690	1,812,313
5.50%, 01/15/19	500	565,615
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	967,313
5.35%, 03/01/18	500	556,525
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	1,275	1,274,727
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,330,479
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	1,600	1,659,362
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)[a]	1,000	1,031,034
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,050	2,079,790
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,200	1,207,928
4.40%, 01/15/21 (Call 10/15/20)	2,700	2,940,750
4.88%, 12/01/19	250	278,675
5.63%, 01/15/16	160	168,415
7.05%, 03/15/19	823	978,962

Security	Principal (000s)	Value

PSEG Power LLC
2.75%, 09/15/16	$500	$514,901
4.15%, 09/15/21 (Call 06/15/21)	750	787,415
4.30%, 11/15/23 (Call 08/15/23)[a]	1,550	1,604,047
5.13%, 04/15/20	868	955,005
5.50%, 12/01/15	1,110	1,161,137
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,432,880
5.13%, 06/01/19	140	158,061
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	136,506
5.15%, 12/01/19	115	130,018
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	1,460	1,392,755
3.05%, 11/15/24 (Call 08/15/24)[a]	2,500	2,494,509
3.50%, 08/15/20	275	289,154
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	2,750	3,146,905
San Diego Gas & Electric Co.
3.00%, 08/15/21	1,100	1,122,427
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	300	308,722
4.75%, 05/15/21 (Call 02/15/21)	1,050	1,122,937
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	1,200	1,286,783
South Carolina Electric & Gas Co.
5.25%, 11/01/18	870	976,859
6.50%, 11/01/18	650	758,976
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	2,193	2,353,977
5.00%, 01/15/16[a]	1,260	1,321,713
Series 14-B
1.13%, 05/01/17	560	557,952
Series C
3.50%, 10/01/23 (Call 07/01/23)	1,000	1,031,802
Southern Co. (The)
1.95%, 09/01/16	1,215	1,234,686
2.15%, 09/01/19 (Call 08/01/19)	5,500	5,473,973
2.38%, 09/15/15[a]	1,100	1,116,162
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	500	515,067
6.45%, 01/15/19	774	891,864
Series E
5.55%, 01/15/17	250	271,181
Series F
5.88%, 03/01/18	1,150	1,282,380
Southwestern Public Service Co.
Series G
8.75%, 12/01/18	1,125	1,390,815
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	1,050	1,077,218
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	485,321
6.10%, 05/15/18	1,000	1,130,672
TECO Finance Inc.
4.00%, 03/15/16	345	358,611
5.15%, 03/15/20	1,570	1,747,261
TransAlta Corp.
1.90%, 06/03/17	1,350	1,342,492
4.50%, 11/15/22 (Call 08/15/22)[a]	1,650	1,655,847
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	1,000	1,112,053

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

UIL Holdings Corp.
4.63%, 10/01/20	$500	$530,640
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)[a]	1,100	1,130,710
5.40%, 02/01/16[a]	230	242,499
6.40%, 06/15/17	500	560,152
6.70%, 02/01/19	740	875,579
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	351,833
3.45%, 02/15/24 (Call 11/15/23)[a]	1,047	1,077,479
5.00%, 06/30/19	500	560,556
5.95%, 09/15/17	800	896,881
Series A
5.40%, 01/15/16	410	431,484
Westar Energy Inc.
5.10%, 07/15/20	140	158,544
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,497,166
2.95%, 09/15/21 (Call 06/15/21)[a]	650	659,852
4.25%, 12/15/19	250	273,252
Wisconsin Power & Light Co.
5.00%, 07/15/19	1,350	1,511,751
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	2,700	2,971,876

		257,287,093
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	1,000	984,659
4.25%, 11/15/20[a]	125	137,577
4.75%, 10/15/15	170	176,462
4.88%, 10/15/19	1,200	1,354,306
5.25%, 10/15/18	884	998,084
Energizer Holdings Inc.
4.70%, 05/19/21	2,000	2,050,898
4.70%, 05/24/22[a]	1,150	1,181,701

		6,883,687
ELECTRONICS — 0.52%
Agilent Technologies Inc.
5.00%, 07/15/20	700	769,813
6.50%, 11/01/17	484	541,603
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	684,559
3.13%, 09/15/21 (Call 08/15/21)	1,400	1,423,003
4.00%, 02/01/22 (Call 11/01/21)	500	529,560
Avnet Inc.
4.88%, 12/01/22	800	848,334
5.88%, 06/15/20	1,150	1,289,789
6.63%, 09/15/16	650	709,858
Honeywell International Inc.
4.25%, 03/01/21	1,725	1,913,837
5.00%, 02/15/19	1,713	1,922,542
5.30%, 03/15/17	250	273,909
5.30%, 03/01/18	1,106	1,237,485
5.40%, 03/15/16	210	222,883
Jabil Circuit Inc.
4.70%, 09/15/22[a]	800	805,888
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)[b]	1,500	1,499,591

Security	Principal (000s)	Value

Koninklijke Philips NV
3.75%, 03/15/22	$1,896	$1,970,063
5.75%, 03/11/18	1,056	1,184,383
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,000	1,073,806
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	2,000	2,002,692
2.25%, 08/15/16	438	446,161
2.40%, 02/01/19	4,275	4,290,946
3.20%, 03/01/16	1,735	1,785,943
3.30%, 02/15/22	330	328,007
3.60%, 08/15/21 (Call 05/15/21)	1,554	1,601,382
4.15%, 02/01/24 (Call 11/01/23)	2,000	2,091,712
4.50%, 03/01/21	1,353	1,464,170

		32,911,919
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
1.63%, 05/08/17[a]	1,700	1,712,014
2.88%, 05/08/22	1,396	1,399,653
Fluor Corp.
3.38%, 09/15/21	1,350	1,402,267

		4,513,934
ENTERTAINMENT — 0.04%
International Game Technology
5.50%, 06/15/20	500	514,260
7.50%, 06/15/19	1,965	2,178,591

		2,692,851
ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	1,846	1,900,157
3.80%, 05/15/18	750	798,338
5.00%, 03/01/20[a]	1,429	1,595,848
5.25%, 11/15/21	2,350	2,680,387
5.50%, 09/15/19	2,695	3,070,038
Waste Management Inc.
2.60%, 09/01/16	900	923,910
2.90%, 09/15/22 (Call 06/15/22)	1,500	1,477,750
3.50%, 05/15/24 (Call 02/15/24)	250	253,041
4.60%, 03/01/21 (Call 12/01/20)	850	935,658
6.10%, 03/15/18	2,552	2,895,991

		16,531,118
FOOD — 1.50%
Campbell Soup Co.
3.05%, 07/15/17	1,400	1,454,511
4.25%, 04/15/21	1,000	1,075,255
4.50%, 02/15/19	580	629,513
ConAgra Foods Inc.
1.30%, 01/25/16	1,288	1,292,208
1.90%, 01/25/18	1,700	1,694,549
3.20%, 01/25/23 (Call 10/25/22)	1,248	1,217,669
3.25%, 09/15/22	2,550	2,493,905
7.00%, 04/15/19	900	1,058,341
Delhaize Group SA
4.13%, 04/10/19	1,000	1,057,973

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

General Mills Inc.
0.88%, 01/29/16	$1,650	$1,652,506
1.40%, 10/20/17	1,500	1,499,609
3.15%, 12/15/21 (Call 09/15/21)	3,396	3,476,357
3.65%, 02/15/24 (Call 11/15/23)	1,000	1,027,286
5.65%, 02/15/19	1,358	1,548,964
5.70%, 02/15/17	830	911,440
Hershey Co. (The)
1.50%, 11/01/16	1,150	1,160,596
4.13%, 12/01/20	1,000	1,097,313
4.85%, 08/15/15	140	144,512
5.45%, 09/01/16	180	193,651
Hillshire Brands Co. (The)
2.75%, 09/15/15	100	101,209
4.10%, 09/15/20	798	829,002
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)[a]	125	135,758
Ingredion Inc.
3.20%, 11/01/15	250	254,628
4.63%, 11/01/20	1,150	1,238,619
J.M. Smucker Co. (The)
3.50%, 10/15/21	1,200	1,256,321
Kellogg Co.
1.88%, 11/17/16	1,740	1,767,339
3.25%, 05/21/18	940	987,128
4.00%, 12/15/20	1,313	1,414,710
4.15%, 11/15/19	1,250	1,360,451
4.45%, 05/30/16	1,392	1,463,548
Kraft Foods Group Inc.
2.25%, 06/05/17	1,880	1,918,868
3.50%, 06/06/22	3,500	3,594,240
6.13%, 08/23/18	3,150	3,613,772
Kroger Co. (The)
2.20%, 01/15/17	1,350	1,375,939
2.30%, 01/15/19 (Call 12/15/18)[a]	1,000	1,003,640
2.95%, 11/01/21 (Call 10/01/21)	1,000	991,706
3.30%, 01/15/21 (Call 12/15/20)	2,200	2,244,275
3.85%, 08/01/23 (Call 05/01/23)	1,000	1,029,326
3.90%, 10/01/15	1,250	1,281,550
4.00%, 02/01/24 (Call 11/01/23)[a]	900	938,024
6.15%, 01/15/20	155	180,777
6.40%, 08/15/17	1,150	1,292,976
6.80%, 12/15/18	290	339,992
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,284,110
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	3,500	3,508,792
4.13%, 02/09/16	1,394	1,447,651
5.38%, 02/10/20	1,809	2,059,244
6.13%, 02/01/18	3,069	3,480,247
6.13%, 08/23/18[a]	2,338	2,677,689
6.50%, 08/11/17	1,848	2,089,531
Safeway Inc.
3.95%, 08/15/20	750	758,438
4.75%, 12/01/21	1,950	1,969,500
5.00%, 08/15/19[a]	1,805	1,859,150
Sysco Corp.
2.35%, 10/02/19 (Call 09/02/19)	1,500	1,515,836
3.00%, 10/02/21 (Call 08/02/21)	3,171	3,233,799
5.25%, 02/12/18	1,300	1,444,912
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)[a]	1,800	1,850,729
4.50%, 06/15/22 (Call 03/15/22)	2,500	2,702,168
6.60%, 04/01/16	800	858,472

Security	Principal (000s)	Value

Unilever Capital Corp.
0.85%, 08/02/17	$1,700	$1,685,336
2.20%, 03/06/19	1,500	1,521,089
2.75%, 02/10/16	430	440,631
4.25%, 02/10/21	2,269	2,520,765
4.80%, 02/15/19	186	208,056

		94,416,101
FOREST PRODUCTS & PAPER — 0.29%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	2,750	2,828,925
7.25%, 07/29/19[a]	525	618,256
Domtar Corp.
10.75%, 06/01/17	1,850	2,220,000
Georgia-Pacific LLC
8.00%, 01/15/24	1,000	1,338,054
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	2,000	1,986,349
5.25%, 04/01/16[a]	440	464,318
7.50%, 08/15/21	2,066	2,586,051
7.95%, 06/15/18	3,247	3,866,404
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,700	1,839,440
5.88%, 11/15/15	270	282,450

		18,030,247
GAS — 0.28%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	1,200	1,244,372
5.25%, 08/15/19	550	616,595
6.38%, 07/15/16	425	457,266
Atmos Energy Corp.
6.35%, 06/15/17	150	168,539
8.50%, 03/15/19	168	210,806
CenterPoint Energy Inc.
5.95%, 02/01/17	200	219,308
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,500	1,476,331
4.90%, 12/01/21 (Call 09/01/21)	1,180	1,267,919
8.75%, 05/01/19	750	930,444
National Grid PLC
6.30%, 08/01/16	784	852,315
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	301,344
3.61%, 02/01/24 (Call 11/01/23)	425	440,913
Questar Corp.
2.75%, 02/01/16	200	204,252
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	1,000	973,848
3.55%, 06/15/24 (Call 03/15/24)	500	506,116
6.15%, 06/15/18	1,334	1,515,602
9.80%, 02/15/19	3,350	4,327,222
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	1,500	1,510,393
Series HH
5.45%, 04/15/18	200	224,089
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	100	105,903

		17,553,577

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

HAND & MACHINE TOOLS — 0.05%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	$442	$452,273
Snap-On Inc.
4.25%, 01/15/18	450	477,606
6.13%, 09/01/21	125	147,650
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,500	1,489,942
3.40%, 12/01/21 (Call 09/01/21)	758	788,394

		3,355,865
HEALTH CARE — PRODUCTS — 1.12%
Baxter International Inc.
1.85%, 01/15/17	1,050	1,066,268
2.40%, 08/15/22	3,000	2,887,843
3.20%, 06/15/23 (Call 03/15/23)	2,500	2,518,998
4.25%, 03/15/20	1,300	1,411,661
4.50%, 08/15/19	1,700	1,865,429
5.38%, 06/01/18	500	558,472
5.90%, 09/01/16	1,100	1,194,395
Becton, Dickinson and Co.
1.75%, 11/08/16	1,400	1,411,647
3.13%, 11/08/21	3,237	3,248,898
3.25%, 11/12/20	900	911,906
Boston Scientific Corp.
2.65%, 10/01/18	1,000	1,006,337
4.13%, 10/01/23 (Call 07/01/23)	1,875	1,919,875
6.00%, 01/15/20	1,662	1,896,601
6.40%, 06/15/16	1,100	1,185,838
CareFusion Corp.
1.45%, 05/15/17	900	896,133
3.88%, 05/15/24 (Call 02/15/24)	855	870,239
6.38%, 08/01/19	2,205	2,562,673
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	974,454
4.20%, 06/15/20	3,350	3,632,871
6.00%, 10/15/17	1,061	1,195,378
CR Bard Inc.
1.38%, 01/15/18	1,575	1,561,616
2.88%, 01/15/16	1,050	1,075,918
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,222,132
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,250	1,273,892
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	650	719,684
6.00%, 03/01/20	3,121	3,604,448
Medtronic Inc.
0.88%, 02/27/17	250	248,709
1.38%, 04/01/18	1,940	1,921,182
2.63%, 03/15/16	1,850	1,894,080
2.75%, 04/01/23 (Call 01/01/23)	1,500	1,442,877
3.13%, 03/15/22 (Call 12/15/21)	3,600	3,622,526
3.63%, 03/15/24 (Call 12/15/23)[a]	550	561,898
4.13%, 03/15/21 (Call 12/15/20)	3,400	3,669,172
4.45%, 03/15/20	1,644	1,808,245
5.60%, 03/15/19	750	855,272
Series B
4.75%, 09/15/15[a]	420	434,381
St. Jude Medical Inc.
2.50%, 01/15/16	250	254,842
3.25%, 04/15/23 (Call 01/15/23)	1,500	1,500,473

Security	Principal (000s)	Value

Stryker Corp.
1.30%, 04/01/18	$2,000	$1,967,442
2.00%, 09/30/16	990	1,008,212
3.38%, 05/15/24 (Call 02/15/24)	1,200	1,198,005
4.38%, 01/15/20	1,050	1,143,803
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	1,180	1,199,971
4.63%, 11/30/19	2,600	2,867,648

		70,272,344
HEALTH CARE — SERVICES — 1.00%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,350	2,344,648
1.75%, 05/15/17 (Call 04/15/17)[a]	1,688	1,704,540
2.75%, 11/15/22 (Call 08/15/22)	1,650	1,598,700
3.50%, 11/15/24 (Call 08/15/24)	395	398,390
3.95%, 09/01/20	2,057	2,198,094
4.13%, 06/01/21 (Call 03/01/21)	1,000	1,069,859
Anthem Inc.
1.88%, 01/15/18	1,430	1,435,605
2.25%, 08/15/19	2,750	2,731,070
Cigna Corp.
2.75%, 11/15/16	1,150	1,186,308
4.00%, 02/15/22 (Call 11/15/21)	149	156,897
4.38%, 12/15/20 (Call 09/15/20)	1,100	1,188,645
4.50%, 03/15/21 (Call 12/15/20)	3,036	3,291,828
5.13%, 06/15/20	288	323,937
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)[a]	1,066	1,218,274
5.95%, 03/15/17	600	661,570
Dignity Health
3.13%, 11/01/22	1,050	1,033,991
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	288	283,082
3.85%, 10/01/24 (Call 07/01/24)	1,500	1,506,473
6.30%, 08/01/18	200	229,067
7.20%, 06/15/18	1,550	1,820,828
Laboratory Corp. of America Holdings
2.20%, 08/23/17	1,800	1,820,064
3.13%, 05/15/16	600	615,532
3.75%, 08/23/22 (Call 05/23/22)[a]	2,500	2,541,519
4.63%, 11/15/20 (Call 08/15/20)	700	749,578
5.63%, 12/15/15	170	178,081
Quest Diagnostics Inc.
4.70%, 04/01/21	1,800	1,940,164
4.75%, 01/30/20	150	162,800
5.45%, 11/01/15	1,470	1,529,345
6.40%, 07/01/17	480	537,693
UnitedHealth Group Inc.
0.85%, 10/15/15[a]	1,650	1,656,088
1.40%, 10/15/17	1,650	1,656,531
1.63%, 03/15/19	3,435	3,391,313
1.88%, 11/15/16[a]	900	917,795
2.88%, 03/15/22 (Call 12/15/21)	1,000	1,005,040
3.38%, 11/15/21 (Call 08/15/21)	1,150	1,204,857
3.88%, 10/15/20 (Call 07/15/20)	100	107,414
4.70%, 02/15/21 (Call 11/15/20)	1,600	1,786,559
6.00%, 06/15/17	1,650	1,847,053
6.00%, 02/15/18	969	1,103,143
Ventas Realty LP
1.25%, 04/17/17	2,500	2,492,466

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

WellPoint Inc.
2.30%, 07/15/18	$500	$505,470
2.38%, 02/15/17	1,000	1,024,409
3.13%, 05/15/22	1,396	1,386,749
3.30%, 01/15/23	1,000	996,758
3.70%, 08/15/21 (Call 05/15/21)	2,200	2,290,345
4.35%, 08/15/20	1,450	1,570,471
5.88%, 06/15/17	1,350	1,495,546

		62,894,589
HOLDING COMPANIES — DIVERSIFIED — 0.16%
Ares Capital Corp.
4.88%, 11/30/18	500	522,500
Fifth Street Finance Corp.
4.88%, 03/01/19[a]	500	515,000
FS Investment Corp.
4.00%, 07/15/19	4,500	4,532,875
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	2,500	2,634,620
Prospect Capital Corp.
5.88%, 03/15/23	1,840	1,941,200

		10,146,195
HOME FURNISHINGS — 0.07%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	1,000	1,012,537
Whirlpool Corp.
3.70%, 03/01/23[a]	1,500	1,537,997
4.85%, 06/15/21[a]	1,900	2,087,675

		4,638,209
HOUSEHOLD PRODUCTS & WARES — 0.19%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	839,239
5.38%, 04/15/20	150	165,550
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	977,915
3.35%, 12/15/15	150	154,165
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	1,000	996,840
3.55%, 11/01/15	200	205,081
3.80%, 11/15/21	810	851,670
5.95%, 10/15/17	1,120	1,258,596
Kimberly-Clark Corp.
2.40%, 03/01/22	720	702,338
3.63%, 08/01/20[a]	750	802,283
3.88%, 03/01/21	400	429,339
4.88%, 08/15/15	330	340,612
6.13%, 08/01/17	1,058	1,192,565
6.25%, 07/15/18	640	741,735
7.50%, 11/01/18	900	1,089,149
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	1,225	1,303,584

		12,050,661
HOUSEWARES — 0.08%
Newell Rubbermaid Inc.
2.05%, 12/01/17	1,000	1,002,636

Security	Principal (000s)	Value

4.00%, 06/15/22 (Call 03/15/22)	$1,000	$1,028,987
4.00%, 12/01/24 (Call 09/01/24)	2,000	2,041,262
4.70%, 08/15/20	600	649,654
6.25%, 04/15/18	200	226,145

		4,948,684
INSURANCE — 2.57%
ACE INA Holdings Inc.
2.60%, 11/23/15	1,430	1,456,242
3.35%, 05/15/24[a]	1,500	1,521,213
5.70%, 02/15/17	1,500	1,648,909
5.80%, 03/15/18	200	226,285
5.90%, 06/15/19	825	957,122
AEGON Funding Co. LLC
5.75%, 12/15/20	360	417,426
Aflac Inc.
2.65%, 02/15/17	1,750	1,805,087
3.45%, 08/15/15[a]	1,050	1,070,993
3.63%, 06/15/23	1,000	1,015,388
3.63%, 11/15/24	2,000	2,035,051
4.00%, 02/15/22	450	480,588
8.50%, 05/15/19	800	1,009,856
Alleghany Corp.
5.63%, 09/15/20[a]	650	736,137
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	575	644,359
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[d]	1,700	1,776,500
7.45%, 05/16/19	1,473	1,806,338
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)[a]	4,000	4,033,564
3.38%, 08/15/20	2,900	3,014,444
4.13%, 02/15/24	2,000	2,122,554
4.88%, 06/01/22	3,131	3,496,916
5.05%, 10/01/15	1,536	1,592,434
5.45%, 05/18/17	177	194,079
5.60%, 10/18/16	1,140	1,232,685
5.85%, 01/16/18[a]	1,780	2,003,550
6.40%, 12/15/20[a]	1,194	1,430,894
Aon Corp.
3.13%, 05/27/16	350	360,473
3.50%, 09/30/15	750	767,724
5.00%, 09/30/20	950	1,064,107
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	1,770	1,777,603
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	650	749,011
Assurant Inc.
4.00%, 03/15/23	1,000	1,017,942
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,720,826
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	500	494,889
2.45%, 12/15/15[a]	1,000	1,020,566
3.00%, 05/15/22	2,500	2,534,162
4.25%, 01/15/21[a]	1,108	1,221,015
5.40%, 05/15/18	1,928	2,172,965
Berkshire Hathaway Inc.
0.80%, 02/11/16	1,600	1,603,549
1.90%, 01/31/17	2,385	2,431,901
2.10%, 08/14/19	1,500	1,511,716
2.20%, 08/15/16	3,082	3,162,180

187

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.00%, 02/11/23[a]	$5,000	$5,037,724
3.40%, 01/31/22	750	783,196
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,476,650
6.38%, 03/29/67 (Call 04/15/17)[d]	1,500	1,627,500
CNA Financial Corp.
5.75%, 08/15/21	740	850,835
5.88%, 08/15/20	1,400	1,607,562
6.50%, 08/15/16	210	228,493
7.35%, 11/15/19	105	126,555
Fidelity National Financial Inc.
5.50%, 09/01/22	3,000	3,266,780
First American Financial Corp.
4.60%, 11/15/24	1,000	1,020,355
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	928,530
Hartford Financial Services Group Inc. (The)
4.00%, 10/15/17	1,650	1,764,116
6.00%, 01/15/19	2,100	2,394,508
6.30%, 03/15/18	1,437	1,633,904
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	151,208
Kemper Corp.
6.00%, 11/30/15	1,000	1,048,841
6.00%, 05/15/17	350	382,154
Lincoln National Corp.
4.20%, 03/15/22[a]	1,388	1,473,319
4.85%, 06/24/21	1,150	1,268,993
6.25%, 02/15/20	550	644,048
7.00%, 05/17/66 (Call 05/17/16)[d]	1,000	1,020,000
8.75%, 07/01/19	830	1,051,024
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,000	1,898,867
5.25%, 03/15/16	260	275,104
Manulife Financial Corp.
3.40%, 09/17/15	1,000	1,022,054
4.90%, 09/17/20	1,000	1,102,831
Markel Corp.
5.35%, 06/01/21	1,800	2,025,993
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,550	1,559,939
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,265,289
4.80%, 07/15/21 (Call 04/15/21)	575	637,600
MetLife Inc.
1.76%, 12/15/17	1,000	1,008,294
3.05%, 12/15/22	360	360,356
3.60%, 04/10/24[a]	3,500	3,590,787
4.75%, 02/08/21	1,801	2,005,033
6.75%, 06/01/16	1,441	1,566,018
7.72%, 02/15/19	1,382	1,689,390
Series A
6.82%, 08/15/18	2,900	3,393,560
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	500	512,834
PartnerRe Finance B LLC
5.50%, 06/01/20	800	903,948
Principal Financial Group Inc.
3.30%, 09/15/22	1,550	1,555,717
8.88%, 05/15/19	500	632,265
Progressive Corp. (The)
3.75%, 08/23/21	975	1,040,938
6.70%, 06/15/67 (Call 06/15/17)[d]	1,000	1,080,000

Security	Principal (000s)	Value

Protective Life Corp.
7.38%, 10/15/19	$700	$851,102
Prudential Financial Inc.
3.00%, 05/12/16	750	772,228
3.50%, 05/15/24	6,150	6,201,506
4.50%, 11/16/21[a]	1,250	1,359,125
5.38%, 06/21/20	3,200	3,629,059
5.50%, 03/15/16	170	179,966
5.63%, 06/15/43 (Call 06/15/23)[d]	1,000	1,027,500
5.88%, 09/15/42 (Call 09/15/22)[a,d]	1,400	1,477,000
7.38%, 06/15/19	1,243	1,505,913
8.88%, 06/15/68 (Call 06/15/18)[d]	1,000	1,180,000
Series D
4.75%, 09/17/15	1,277	1,321,293
6.00%, 12/01/17	941	1,058,002
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,595	1,762,722
6.45%, 11/15/19	1,200	1,410,124
RenRe North America Holdings Inc.
5.75%, 03/15/20[a]	125	141,329
StanCorp Financial Group Inc.
5.00%, 08/15/22	950	1,019,210
Symetra Financial Corp.
4.25%, 07/15/24	500	510,067
Torchmark Corp.
3.80%, 09/15/22	1,000	1,034,367
6.38%, 06/15/16	350	377,179
9.25%, 06/15/19	325	416,555
Transatlantic Holdings Inc.
5.75%, 12/14/15	861	903,844
Travelers Companies Inc. (The)
3.90%, 11/01/20	1,500	1,618,646
5.50%, 12/01/15	320	335,731
5.75%, 12/15/17	530	597,019
5.80%, 05/15/18	1,537	1,748,423
6.25%, 06/20/16	500	541,045
Trinity Acquisition PLC
4.63%, 08/15/23	1,600	1,670,956
Unum Group
4.00%, 03/15/24	500	511,854
5.63%, 09/15/20	600	686,346
7.13%, 09/30/16	650	719,343
Voya Financial Inc.
5.50%, 07/15/22	1,500	1,694,246
Willis Group Holdings PLC
5.75%, 03/15/21	400	447,619
WR Berkley Corp.
4.63%, 03/15/22[a]	1,200	1,290,485
5.38%, 09/15/20	300	336,317
7.38%, 09/15/19	1,050	1,263,556
XLIT Ltd.
2.30%, 12/15/18	150	150,430

		162,002,462
INTERNET — 0.69%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	3,405	3,400,001
3.13%, 11/28/21 (Call 09/28/21)[b]	830	829,503
3.60%, 11/28/24 (Call 08/28/24)[b]	680	681,953
Amazon.com Inc.
0.65%, 11/27/15	800	800,211
1.20%, 11/29/17	1,500	1,486,910
2.50%, 11/29/22 (Call 08/29/22)[a]	2,050	1,951,497

188

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Baidu Inc.
2.25%, 11/28/17	$3,650	$3,671,713
2.75%, 06/09/19	4,000	4,013,282
3.50%, 11/28/22	2,000	1,993,702
eBay Inc.
1.35%, 07/15/17	978	971,514
1.63%, 10/15/15	1,000	1,008,819
2.20%, 08/01/19 (Call 07/01/19)[a]	3,050	3,027,814
2.60%, 07/15/22 (Call 04/15/22)	3,672	3,477,185
3.25%, 10/15/20 (Call 07/15/20)	2,200	2,240,236
Expedia Inc.
5.95%, 08/15/20	3,650	4,097,125
7.46%, 08/15/18	1,770	2,066,475
Google Inc.
2.13%, 05/19/16	1,907	1,951,004
3.38%, 02/25/24	1,100	1,147,875
3.63%, 05/19/21	1,561	1,685,045
Symantec Corp.
2.75%, 09/15/15	1,000	1,013,983
2.75%, 06/15/17 (Call 05/15/17)	1,000	1,013,583
3.95%, 06/15/22 (Call 03/15/22)	250	249,261
4.20%, 09/15/20[a]	600	610,613

		43,389,304
IRON & STEEL — 0.32%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	750	753,844
9.38%, 06/01/19	373	432,259
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	1,500	1,571,485
5.75%, 12/01/17	550	611,821
5.85%, 06/01/18	1,200	1,348,703
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,100	1,107,773
6.20%, 11/15/16	290	312,004
Vale Overseas Ltd.
4.38%, 01/11/22[a]	8,000	7,955,940
4.63%, 09/15/20[a]	2,000	2,076,989
5.63%, 09/15/19[a]	450	497,541
6.25%, 01/11/16	2,190	2,300,832
6.25%, 01/23/17[a]	922	999,785

		19,968,976
LEISURE TIME — 0.06%
Carnival Corp.
1.88%, 12/15/17	1,900	1,899,765
3.95%, 10/15/20[a]	1,500	1,588,165

		3,487,930
LODGING — 0.27%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	940	921,301
3.88%, 08/15/16 (Call 07/15/16)	170	177,386
5.38%, 08/15/21 (Call 05/15/21)	938	1,068,120
Marriott International Inc./DE
3.00%, 03/01/19 (Call 12/01/18)	1,700	1,748,166
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,006,956
3.38%, 10/15/20 (Call 07/15/20)	1,000	1,036,306

Security	Principal (000s)	Value

5.81%, 11/10/15	$230	$240,780
6.20%, 06/15/16	200	215,511
Series N
3.13%, 10/15/21 (Call 07/15/21)	1,500	1,512,639
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,650	1,611,265
6.75%, 05/15/18	1,150	1,329,192
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	1,300	1,310,854
2.95%, 03/01/17 (Call 02/01/17)[a]	850	871,970
3.90%, 03/01/23 (Call 12/01/22)[a]	950	942,309
4.25%, 03/01/22 (Call 12/01/21)	2,550	2,603,312
5.63%, 03/01/21[a]	305	339,354
6.00%, 12/01/16	14	15,233

		16,950,654
MACHINERY — 1.02%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	1,500	1,503,293
0.70%, 02/26/16	1,200	1,202,017
1.00%, 03/03/17[a]	3,300	3,294,188
1.63%, 06/01/17[a]	300	303,286
2.10%, 06/09/19	4,350	4,362,107
2.63%, 03/01/23[a]	1,360	1,331,177
2.65%, 04/01/16[a]	740	759,281
7.15%, 02/15/19	3,635	4,365,949
Caterpillar Inc.
1.50%, 06/26/17	5,000	5,030,347
2.60%, 06/26/22 (Call 03/26/22)	1,500	1,476,065
3.40%, 05/15/24 (Call 02/15/24)[a]	1,050	1,083,960
3.90%, 05/27/21	1,173	1,265,288
5.70%, 08/15/16	904	977,857
7.90%, 12/15/18	3,374	4,130,122
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,152	1,138,356
4.38%, 10/16/19	2,053	2,258,779
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,000	996,886
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)[a]	250	260,260
John Deere Capital Corp.
0.75%, 01/22/16	3,100	3,107,635
1.13%, 06/12/17	2,000	1,992,843
1.20%, 10/10/17	2,700	2,695,524
1.30%, 03/12/18	4,000	3,964,912
1.85%, 09/15/16	800	815,415
2.25%, 06/07/16	855	875,047
2.75%, 03/15/22	1,639	1,637,289
2.80%, 09/18/17[a]	1,500	1,564,160
2.80%, 03/04/21	1,050	1,066,671
3.15%, 10/15/21	680	700,980
3.35%, 06/12/24	805	826,479
3.90%, 07/12/21[a]	1,150	1,240,603
Series D
5.35%, 04/03/18	1,100	1,231,465
Joy Global Inc.
5.13%, 10/15/21[a]	1,500	1,638,531
Rockwell Automation Inc.
5.65%, 12/01/17	300	334,244
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,466,773
6.25%, 09/01/19	1,350	1,571,718

189

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Xylem Inc./NY
3.55%, 09/20/16	$490	$510,351
4.88%, 10/01/21	800	874,154

		63,854,012
MANUFACTURING — 1.00%
3M Co.
1.00%, 06/26/17	1,300	1,297,399
1.38%, 09/29/16	1,312	1,328,454
1.63%, 06/15/19	2,150	2,135,040
2.00%, 06/26/22	1,500	1,446,989
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,500	1,515,499
Cooper U.S. Inc.
2.38%, 01/15/16	350	356,488
3.88%, 12/15/20 (Call 09/15/20)	1,360	1,423,924
6.10%, 07/01/17	200	222,797
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	500	530,027
Danaher Corp.
2.30%, 06/23/16	100	102,223
3.90%, 06/23/21 (Call 03/23/21)	1,840	1,990,057
5.40%, 03/01/19	558	634,785
5.63%, 01/15/18	1,100	1,234,108
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	650	714,219
4.88%, 10/15/15	180	187,157
5.45%, 03/15/18	100	112,267
Eaton Corp.
0.95%, 11/02/15	1,300	1,303,410
1.50%, 11/02/17	2,200	2,198,796
2.75%, 11/02/22	2,000	1,954,514
5.60%, 05/15/18	788	884,071
6.95%, 03/20/19	405	480,157
General Electric Co.
0.85%, 10/09/15	2,350	2,360,302
2.70%, 10/09/22	4,000	3,987,126
3.38%, 03/11/24	5,000	5,193,669
5.25%, 12/06/17	3,432	3,815,326
Illinois Tool Works Inc.
1.95%, 03/01/19	500	501,311
3.38%, 09/15/21 (Call 06/15/21)	955	1,000,672
3.50%, 03/01/24 (Call 12/01/23)	2,400	2,487,190
6.25%, 04/01/19	500	587,651
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	500	513,120
4.25%, 06/15/23	1,500	1,576,115
6.88%, 08/15/18	1,842	2,160,732
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	1,145	1,131,236
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	1,500	1,526,866
3.50%, 09/15/22	1,000	1,038,307
Pentair Finance SA
1.88%, 09/15/17	2,850	2,861,246
2.65%, 12/01/19	1,068	1,070,229
3.15%, 09/15/22 (Call 06/15/22)	400	393,853
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	1,001,443
Textron Inc.
3.65%, 03/01/21	1,000	1,026,199
3.88%, 03/01/25 (Call 12/01/24)	760	765,654

Security	Principal (000s)	Value

4.63%, 09/21/16	$725	$767,021
5.60%, 12/01/17	895	991,702
5.95%, 09/21/21 (Call 06/21/21)	725	838,552
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	565	576,608
4.88%, 01/15/21	1,450	1,601,358
6.55%, 10/01/17	1,000	1,133,900

		62,959,769
MEDIA — 2.58%
21st Century Fox America Inc.
3.00%, 09/15/22	2,500	2,480,086
3.70%, 09/15/24 (Call 06/15/24)[a,b]	500	515,192
4.00%, 10/01/23[a]	1,000	1,061,451
4.50%, 02/15/21	2,363	2,605,070
5.65%, 08/15/20	200	229,796
6.90%, 03/01/19	2,300	2,724,372
8.25%, 08/10/18	100	122,430
CBS Corp.
1.95%, 07/01/17	900	908,413
2.30%, 08/15/19 (Call 07/15/19)	950	941,382
3.38%, 03/01/22 (Call 12/01/21)	1,600	1,612,865
4.63%, 05/15/18	170	184,796
5.75%, 04/15/20	1,100	1,255,746
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,500	3,602,495
Comcast Cable Communications LLC
8.88%, 05/01/17	3,130	3,697,241
Comcast Corp.
2.85%, 01/15/23	1,000	996,705
3.13%, 07/15/22	7,100	7,264,339
3.60%, 03/01/24[a]	1,850	1,930,564
4.95%, 06/15/16	1,070	1,136,701
5.15%, 03/01/20	1,242	1,419,025
5.70%, 05/15/18	1,425	1,614,200
5.70%, 07/01/19	2,700	3,120,621
5.85%, 11/15/15	1,506	1,581,467
5.90%, 03/15/16	1,517	1,617,751
6.30%, 11/15/17	1,798	2,044,387
6.50%, 01/15/17	1,763	1,960,587
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	2,250	2,242,834
2.40%, 03/15/17	3,562	3,640,378
3.50%, 03/01/16	2,476	2,554,772
3.80%, 03/15/22	2,162	2,216,551
4.45%, 04/01/24 (Call 01/01/24)	1,500	1,574,814
4.60%, 02/15/21 (Call 11/15/20)[a]	3,128	3,382,140
5.00%, 03/01/21	2,689	2,969,814
5.20%, 03/15/20	850	951,144
5.88%, 10/01/19	1,388	1,597,569
Discovery Communications LLC
3.30%, 05/15/22	4,500	4,501,263
4.38%, 06/15/21	2,300	2,458,908
5.05%, 06/01/20[a]	477	527,891
5.63%, 08/15/19	1,050	1,191,015
Graham Holdings Co.
7.25%, 02/01/19	100	116,502
Historic TW Inc.
6.88%, 06/15/18	830	966,789
7.25%, 10/15/17	400	462,219
7.57%, 02/01/24	500	647,172
9.15%, 02/01/23	500	686,447

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

NBCUniversal Media LLC
2.88%, 04/01/16	$1,397	$1,437,563
2.88%, 01/15/23	1,000	995,633
4.38%, 04/01/21	1,000	1,103,276
5.15%, 04/30/20	2,126	2,428,637
Reed Elsevier Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	84	82,840
8.63%, 01/15/19	1,400	1,727,317
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,030,873
3.90%, 11/15/24 (Call 08/15/24)	1,000	1,019,855
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	1,500	1,514,881
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,050,515
4.30%, 11/23/23 (Call 08/23/23)	1,000	1,057,775
4.70%, 10/15/19	1,300	1,420,699
6.50%, 07/15/18	1,482	1,699,582
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	4,363	4,641,293
4.13%, 02/15/21 (Call 11/15/20)	1,650	1,766,763
5.00%, 02/01/20	2,187	2,431,861
5.85%, 05/01/17	2,744	3,020,079
6.75%, 07/01/18	1,301	1,506,536
8.25%, 04/01/19	2,348	2,895,248
8.75%, 02/14/19	1,996	2,490,163
Time Warner Inc.
2.10%, 06/01/19	500	493,949
3.40%, 06/15/22[a]	5,750	5,808,909
4.00%, 01/15/22	3,000	3,152,555
4.70%, 01/15/21	2,977	3,267,545
4.75%, 03/29/21	1,730	1,898,478
4.88%, 03/15/20	1,145	1,260,688
5.88%, 11/15/16	1,359	1,480,504
Viacom Inc.
2.50%, 12/15/16	1,450	1,488,940
3.13%, 06/15/22 (Call 03/15/22)	500	491,064
3.50%, 04/01/17	1,150	1,203,364
3.88%, 12/15/21	1,250	1,299,143
3.88%, 04/01/24 (Call 01/01/24)	1,375	1,386,475
4.25%, 09/01/23 (Call 06/01/23)	3,300	3,432,382
4.50%, 03/01/21	1,650	1,780,698
5.63%, 09/15/19	600	675,294
6.13%, 10/05/17	160	180,054
6.25%, 04/30/16	1,797	1,931,400
Walt Disney Co. (The)
1.10%, 12/01/17	1,130	1,123,732
1.13%, 02/15/17	1,947	1,954,451
1.35%, 08/16/16	2,006	2,027,987
1.85%, 05/30/19[a]	1,500	1,498,376
2.35%, 12/01/22	2,550	2,492,371
2.55%, 02/15/22	1,200	1,192,498
2.75%, 08/16/21	2,000	2,038,665
3.75%, 06/01/21	1,750	1,887,512
5.50%, 03/15/19	1,600	1,839,307
5.63%, 09/15/16[a]	93	101,069
Series B
5.88%, 12/15/17	100	113,431

		162,138,134
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
0.70%, 12/20/15	500	500,979

Security	Principal (000s)	Value

1.25%, 01/15/18	$1,813	$1,798,932
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,336,835

		3,636,746
MINING — 1.43%
Barrick Gold Corp.
3.85%, 04/01/22[a]	2,675	2,600,579
4.10%, 05/01/23[a]	900	881,426
6.95%, 04/01/19[a]	1,546	1,778,406
Barrick North America Finance LLC
4.40%, 05/30/21	2,053	2,106,011
6.80%, 09/15/18[a]	1,700	1,939,114
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	1,550	1,676,763
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	4,496	4,554,907
1.88%, 11/21/16	1,527	1,555,639
2.05%, 09/30/18[a]	2,520	2,548,315
2.88%, 02/24/22[a]	1,295	1,293,241
3.25%, 11/21/21	2,382	2,457,762
3.85%, 09/30/23	1,000	1,048,403
6.50%, 04/01/19	1,735	2,060,237
7.25%, 03/01/16	670	725,277
Freeport-McMoRan Inc.
2.15%, 03/01/17	850	856,913
2.38%, 03/15/18	3,600	3,607,854
3.10%, 03/15/20[a]	1,000	993,445
3.55%, 03/01/22 (Call 12/01/21)	1,862	1,812,431
3.88%, 03/15/23 (Call 12/15/22)[a]	3,450	3,380,174
4.00%, 11/14/21	1,500	1,526,073
4.55%, 11/14/24 (Call 08/14/24)	5,000	5,084,289
Glencore Canada Corp.
6.00%, 10/15/15	670	698,104
Goldcorp Inc.
2.13%, 03/15/18	1,350	1,346,564
3.70%, 03/15/23 (Call 12/15/22)[a]	1,300	1,277,560
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	740	698,711
5.95%, 03/15/24 (Call 12/15/23)a,[b]	2,300	2,174,935
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,747	1,639,835
5.13%, 10/01/19[a]	2,558	2,770,197
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	1,200	1,211,644
2.25%, 09/20/16	1,913	1,951,692
2.50%, 05/20/16	800	817,540
3.50%, 11/02/20[a]	1,448	1,506,511
3.75%, 09/20/21	2,032	2,094,047
4.13%, 05/20/21	1,210	1,275,249
6.50%, 07/15/18	4,278	4,930,260
9.00%, 05/01/19	2,069	2,644,420
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	3,450	3,461,186
2.25%, 12/14/18 (Call 11/14/18)	2,550	2,562,012
2.88%, 08/21/22 (Call 05/21/22)[a]	2,000	1,916,576
Southern Copper Corp.
3.50%, 11/08/22[a]	2,550	2,517,666
5.38%, 04/16/20[a]	1,000	1,100,790
Teck Resources Ltd.
2.50%, 02/01/18	1,400	1,397,638
3.00%, 03/01/19[a]	650	649,848
3.15%, 01/15/17	500	513,891

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.85%, 08/15/17	$1,100	$1,150,078
4.75%, 01/15/22 (Call 10/15/21)	2,250	2,290,183
5.38%, 10/01/15	1,000	1,034,944

		90,119,340
OFFICE & BUSINESS EQUIPMENT — 0.24%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	1,800	1,839,939
4.75%, 01/15/16	410	424,705
4.75%, 05/15/18	1,300	1,390,665
5.75%, 09/15/17	1,013	1,117,278
Xerox Corp.
2.80%, 05/15/20	4,000	3,949,023
2.95%, 03/15/17	500	516,371
4.50%, 05/15/21	1,637	1,765,604
5.63%, 12/15/19	900	1,020,729
6.35%, 05/15/18	976	1,111,269
6.40%, 03/15/16	1,500	1,604,184
6.75%, 02/01/17	200	222,619

		14,962,386
OIL & GAS — 6.76%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	1,500	1,478,721
5.95%, 09/15/16	1,202	1,300,193
6.38%, 09/15/17	4,392	4,937,407
6.95%, 06/15/19	1,750	2,071,830
8.70%, 03/15/19	1,119	1,396,570
Apache Corp.
1.75%, 04/15/17	1,100	1,107,428
2.63%, 01/15/23 (Call 10/15/22)	950	891,938
3.25%, 04/15/22 (Call 01/15/22)	1,862	1,846,806
3.63%, 02/01/21 (Call 11/01/20)[a]	3,700	3,856,020
5.63%, 01/15/17	405	441,103
BP Capital Markets PLC
1.38%, 11/06/17	3,000	2,986,791
1.38%, 05/10/18	7,420	7,331,056
1.85%, 05/05/17[a]	2,839	2,878,707
2.24%, 05/10/19[a]	4,800	4,810,438
2.50%, 11/06/22	2,000	1,896,450
2.75%, 05/10/23	3,000	2,860,980
3.13%, 10/01/15[a]	1,754	1,791,788
3.20%, 03/11/16	1,562	1,609,687
3.25%, 05/06/22	2,792	2,801,024
3.54%, 11/04/24	940	938,377
3.56%, 11/01/21	2,750	2,832,555
4.50%, 10/01/20	2,571	2,811,120
4.74%, 03/11/21	1,333	1,461,273
4.75%, 03/10/19	1,363	1,507,832
British Transco Finance Inc.
6.63%, 06/01/18	1,380	1,609,725
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)[a]	1,750	1,771,434
3.80%, 04/15/24	1,000	1,008,177
3.90%, 02/01/25 (Call 11/01/24)	1,990	2,023,644
5.70%, 05/15/17	1,416	1,554,910
5.90%, 02/01/18	350	392,185
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	955,639
3.80%, 09/15/23 (Call 06/15/23)[a]	1,000	998,804
5.70%, 10/15/19	1,173	1,329,442

Security	Principal (000s)	Value

Chevron Corp.
0.89%, 06/24/16[a]	$1,450	$1,455,535
1.10%, 12/05/17 (Call 11/05/17)	7,500	7,459,126
1.72%, 06/24/18 (Call 05/24/18)	5,300	5,345,305
2.36%, 12/05/22 (Call 09/05/22)	4,000	3,849,163
2.43%, 06/24/20 (Call 05/24/20)	500	503,633
3.19%, 06/24/23 (Call 03/24/23)	3,000	3,056,199
4.95%, 03/03/19	2,526	2,833,382
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	5,000	4,781,310
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	5,000	4,991,853
ConocoPhillips
5.20%, 05/15/18	1,050	1,174,123
5.75%, 02/01/19	2,100	2,401,929
6.00%, 01/15/20	837	978,524
6.65%, 07/15/18	1,240	1,448,745
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	4,300	4,246,626
2.40%, 12/15/22 (Call 09/15/22)	3,500	3,381,271
3.35%, 11/15/24 (Call 08/15/24)	445	449,958
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	1,195	1,153,729
4.50%, 04/15/23 (Call 01/15/23)	5,200	5,308,003
5.00%, 09/15/22 (Call 03/15/17)	1,000	1,038,750
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	300	301,187
3.25%, 05/15/22 (Call 02/15/22)[a]	1,031	1,024,535
6.30%, 01/15/19	2,250	2,599,536
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	1,550	1,722,487
Ecopetrol SA
4.25%, 09/18/18[a]	1,500	1,582,500
5.88%, 09/18/23[a]	1,500	1,642,500
7.63%, 07/23/19	3,950	4,700,500
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	2,900	2,990,642
6.50%, 05/15/19	45	52,224
Ensco PLC
3.25%, 03/15/16	1,442	1,480,368
4.50%, 10/01/24 (Call 07/01/24)[a]	1,500	1,500,487
4.70%, 03/15/21	3,003	3,141,551
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,850	1,849,490
2.50%, 02/01/16	500	510,064
2.63%, 03/15/23 (Call 12/15/22)	1,288	1,234,824
4.10%, 02/01/21	1,229	1,312,009
4.40%, 06/01/20	1,200	1,308,412
5.63%, 06/01/19	796	908,342
5.88%, 09/15/17	453	506,538
6.88%, 10/01/18[a]	400	471,189
EQT Corp.
4.88%, 11/15/21	1,350	1,464,084
6.50%, 04/01/18	900	1,017,333
8.13%, 06/01/19	850	1,040,722
Exxon Mobil Corp.
0.92%, 03/15/17	3,600	3,595,268
1.82%, 03/15/19 (Call 02/15/19)	4,000	4,023,245
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)[a]	1,625	1,767,187
6.63%, 05/01/21 (Call 05/01/16)	500	545,000
6.88%, 02/15/23 (Call 02/15/18)	3,488	3,928,360

192

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Hess Corp.
1.30%, 06/15/17	$500	$495,923
3.50%, 07/15/24 (Call 04/15/24)[a]	360	352,329
8.13%, 02/15/19	1,526	1,849,201
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	2,150	2,180,304
6.15%, 06/15/19	150	172,275
7.25%, 12/15/19[a]	1,983	2,373,840
Marathon Oil Corp.
0.90%, 11/01/15	2,350	2,350,784
2.80%, 11/01/22 (Call 08/01/22)	200	190,716
5.90%, 03/15/18	874	980,306
6.00%, 10/01/17	1,167	1,300,768
Marathon Petroleum Corp.
3.50%, 03/01/16	1,590	1,638,972
3.63%, 09/15/24 (Call 06/15/24)	670	663,397
5.13%, 03/01/21	1,061	1,172,931
Murphy Oil Corp.
2.50%, 12/01/17[a]	850	854,186
3.70%, 12/01/22 (Call 09/01/22)	1,360	1,274,890
4.00%, 06/01/22 (Call 03/01/22)	1,000	962,576
Nabors Industries Inc.
4.63%, 09/15/21	1,750	1,804,331
5.00%, 09/15/20	1,000	1,061,498
5.10%, 09/15/23 (Call 06/15/23)	1,050	1,094,573
9.25%, 01/15/19	2,253	2,769,942
Nexen Energy ULC
6.20%, 07/30/19[a]	1,750	2,020,360
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	2,548	2,673,199
8.25%, 03/01/19	828	1,014,086
Noble Holding International Ltd.
2.50%, 03/15/17	300	301,799
3.45%, 08/01/15	1,000	1,017,028
3.95%, 03/15/22[a]	250	236,374
4.63%, 03/01/21	250	251,054
4.90%, 08/01/20	2,550	2,612,515
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	1,300	1,290,898
1.75%, 02/15/17	6,100	6,168,892
2.50%, 02/01/16	400	408,381
3.13%, 02/15/22 (Call 11/15/21)	1,154	1,151,093
Series 1
4.10%, 02/01/21 (Call 11/01/20)	2,390	2,572,438
Petro-Canada
6.05%, 05/15/18	2,650	3,015,610
Petrobras Global Finance BV
2.00%, 05/20/16	818	801,564
3.00%, 01/15/19[a]	1,500	1,424,002
3.25%, 03/17/17	3,800	3,751,959
4.38%, 05/20/23[a]	9,650	8,987,343
4.88%, 03/17/20	3,625	3,586,439
6.25%, 03/17/24	1,500	1,548,295
Petrobras International Finance Co. SA
3.50%, 02/06/17[a]	3,750	3,724,273
3.88%, 01/27/16	2,000	2,012,567
5.38%, 01/27/21[a]	7,000	6,992,009
5.75%, 01/20/20	5,350	5,503,753
5.88%, 03/01/18[a]	2,237	2,331,935
6.13%, 10/06/16	1,850	1,938,974
7.88%, 03/15/19	5,450	5,995,000
Petroleos Mexicanos
3.13%, 01/23/19	1,500	1,532,745

Security	Principal (000s)	Value

3.50%, 01/30/23[a]	$6,750	$6,564,375
4.88%, 01/24/22	4,600	4,916,250
4.88%, 01/18/24[a]	3,750	3,984,375
5.50%, 01/21/21	5,300	5,876,375
5.75%, 03/01/18	967	1,067,326
6.00%, 03/05/20[a]	2,900	3,295,125
8.00%, 05/03/19	1,500	1,813,125
Phillips 66
2.95%, 05/01/17	1,412	1,462,824
4.30%, 04/01/22	4,094	4,368,045
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	1,050	1,058,998
5.88%, 07/15/16	175	186,891
6.65%, 03/15/17[a]	1,300	1,434,563
7.50%, 01/15/20	2,200	2,645,258
Pride International Inc.
6.88%, 08/15/20	1,345	1,562,351
8.50%, 06/15/19[a]	1,000	1,226,732
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	275	271,075
4.88%, 06/01/22 (Call 03/01/22)	2,160	2,190,320
5.00%, 09/01/17	800	851,066
7.88%, 08/01/19[a]	175	207,645
Sasol Financing International PLC
4.50%, 11/14/22	2,000	2,003,200
Shell International Finance BV
0.63%, 12/04/15	300	300,427
1.13%, 08/21/17	11,800	11,776,603
2.00%, 11/15/18[a]	4,160	4,208,297
2.25%, 01/06/23[a]	2,000	1,907,375
2.38%, 08/21/22	750	728,213
3.40%, 08/12/23[a]	3,700	3,813,720
4.30%, 09/22/19[a]	1,359	1,501,239
4.38%, 03/25/20	130	144,074
5.20%, 03/22/17	475	519,614
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	2,958	2,993,069
7.50%, 02/01/18	325	372,503
Statoil ASA
1.15%, 05/15/18	790	781,111
1.20%, 01/17/18	1,700	1,689,354
1.80%, 11/23/16	500	509,264
2.45%, 01/17/23	8,900	8,526,965
3.13%, 08/17/17	2,660	2,795,493
3.15%, 01/23/22	158	160,574
3.25%, 11/10/24	1,500	1,510,712
5.25%, 04/15/19	1,879	2,138,026
6.70%, 01/15/18	700	811,650
Suncor Energy Inc.
6.10%, 06/01/18	1,263	1,441,562
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	850	818,377
7.75%, 06/01/19	1,640	1,931,225
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	3,999,346
2.75%, 07/15/23	900	873,280
Total Capital International SA
0.75%, 01/25/16	2,250	2,254,292
1.50%, 02/17/17[a]	1,792	1,809,606
1.55%, 06/28/17	2,792	2,816,051
2.10%, 06/19/19	7,650	7,697,962
2.70%, 01/25/23	2,700	2,629,238
3.70%, 01/15/24	2,500	2,591,018
3.75%, 04/10/24	3,600	3,739,545

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Total Capital SA
2.30%, 03/15/16	$1,231	$1,257,611
3.13%, 10/02/15	1,848	1,888,144
4.13%, 01/28/21	950	1,026,554
4.45%, 06/24/20	1,254	1,392,290
Transocean Inc.
2.50%, 10/15/17	1,000	968,117
3.80%, 10/15/22 (Call 07/15/22)[a]	1,300	1,130,314
4.95%, 11/15/15	792	812,374
5.05%, 12/15/16	969	999,003
6.00%, 03/15/18[a]	3,632	3,795,951
6.38%, 12/15/21	2,810	2,838,318
6.50%, 11/15/20[a]	1,968	1,957,856
Valero Energy Corp.
6.13%, 06/15/17	1,612	1,785,140
6.13%, 02/01/20	834	955,468
9.38%, 03/15/19	1,131	1,434,452
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,694,666
6.25%, 08/01/17	750	851,660

		425,539,751
OIL & GAS SERVICES — 0.50%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	2,100	2,149,841
7.50%, 11/15/18	1,184	1,423,692
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	1,500	1,470,937
4.50%, 06/01/21 (Call 03/01/21)	1,450	1,527,033
6.38%, 07/15/18	1,200	1,359,802
FMC Technologies Inc.
2.00%, 10/01/17	900	901,742
3.45%, 10/01/22 (Call 07/01/22)	1,000	963,577
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	500	502,843
3.25%, 11/15/21 (Call 08/15/21)	2,000	2,049,092
3.50%, 08/01/23 (Call 05/01/23)	1,050	1,069,534
6.15%, 09/15/19	1,814	2,121,254
National Oilwell Varco Inc.
1.35%, 12/01/17[a]	900	886,173
2.60%, 12/01/22 (Call 09/01/22)	1,450	1,382,537
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	1,950	2,024,785
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	1,100	1,146,750
7.13%, 12/15/21 (Call 12/15/16)	1,420	1,563,775
Weatherford International LLC
6.35%, 06/15/17	1,635	1,799,119
Weatherford International Ltd./Bermuda
5.13%, 09/15/20	4,280	4,570,768
5.50%, 02/15/16	210	220,867
6.00%, 03/15/18	1,000	1,103,631
9.63%, 03/01/19	1,038	1,300,706

		31,538,458
PACKAGING & CONTAINERS — 0.07%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	100	108,976
6.80%, 08/01/19	555	655,314

Security	Principal (000s)	Value

Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	$1,038	$1,066,175
Rock-Tenn Co.
3.50%, 03/01/20[a]	500	509,478
4.90%, 03/01/22	2,000	2,155,829
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	79,996

		4,575,768
PHARMACEUTICALS — 3.29%
Abbott Laboratories
4.13%, 05/27/20	800	874,655
5.13%, 04/01/19	1,928	2,167,866
AbbVie Inc.
1.20%, 11/06/15	2,250	2,265,163
1.75%, 11/06/17	12,450	12,521,342
2.00%, 11/06/18	2,950	2,949,404
2.90%, 11/06/22	2,725	2,665,190
Actavis Funding SCS
1.30%, 06/15/17	4,700	4,632,818
2.45%, 06/15/19	195	192,476
3.85%, 06/15/24 (Call 03/15/24)	500	498,193
Actavis Inc.
1.88%, 10/01/17	2,800	2,788,149
3.25%, 10/01/22 (Call 07/01/22)	3,500	3,406,283
6.13%, 08/15/19	1,195	1,363,022
Allergan Inc./United States
1.35%, 03/15/18	1,150	1,118,953
2.80%, 03/15/23 (Call 12/15/22)	4,300	3,925,850
3.38%, 09/15/20	1,500	1,517,271
5.75%, 04/01/16	520	550,779
AmerisourceBergen Corp.
1.15%, 05/15/17	900	896,550
3.40%, 05/15/24	1,000	1,012,478
3.50%, 11/15/21 (Call 08/15/21)	1,075	1,117,689
AstraZeneca PLC
1.95%, 09/18/19	2,300	2,296,285
5.90%, 09/15/17	3,717	4,186,017
Bristol-Myers Squibb Co.
0.88%, 08/01/17	2,163	2,144,087
2.00%, 08/01/22	2,231	2,072,539
3.25%, 11/01/23	1,300	1,325,694
Cardinal Health Inc.
2.40%, 11/15/19	2,000	2,004,161
3.20%, 06/15/22	1,600	1,595,145
3.20%, 03/15/23	1,300	1,286,359
4.63%, 12/15/20	2,650	2,916,151
DENTSPLY International Inc.
2.75%, 08/15/16	140	143,261
4.13%, 08/15/21 (Call 05/15/21)	1,545	1,625,393
Eli Lilly & Co.
1.95%, 03/15/19[a]	2,000	2,010,229
5.20%, 03/15/17	996	1,090,434
Express Scripts Holding Co.
1.25%, 06/02/17	325	322,860
2.25%, 06/15/19	4,900	4,888,379
2.65%, 02/15/17	1,000	1,028,165
3.13%, 05/15/16	1,399	1,442,605
3.90%, 02/15/22	1,665	1,739,896
4.75%, 11/15/21	800	882,243
7.25%, 06/15/19	2,565	3,092,609

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	$3,650	$3,654,081
5.65%, 05/15/18	2,080	2,361,688
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	3,696	3,735,081
2.85%, 05/08/22[a]	6,189	6,170,188
Johnson & Johnson
2.15%, 05/15/16	951	973,542
2.45%, 12/05/21	1,500	1,520,927
2.95%, 09/01/20	1,200	1,255,935
3.55%, 05/15/21	1,900	2,058,858
5.15%, 07/15/18	2,063	2,334,868
5.55%, 08/15/17	2,228	2,499,224
McKesson Corp.
0.95%, 12/04/15	1,250	1,252,968
1.40%, 03/15/18	1,000	986,479
2.70%, 12/15/22 (Call 09/15/22)	563	545,300
2.85%, 03/15/23 (Call 12/15/22)	500	482,178
3.25%, 03/01/16	1,299	1,334,987
3.80%, 03/15/24 (Call 12/15/23)	3,200	3,273,931
4.75%, 03/01/21 (Call 12/01/20)	750	831,761
5.70%, 03/01/17	567	620,417
7.50%, 02/15/19	1,985	2,391,524
Mead Johnson Nutrition Co.
4.90%, 11/01/19	1,450	1,608,247
Medco Health Solutions Inc.
2.75%, 09/15/15	1,050	1,066,506
4.13%, 09/15/20	500	536,400
7.13%, 03/15/18	1,338	1,558,176
Merck & Co. Inc.
1.10%, 01/31/18	1,750	1,737,821
1.30%, 05/18/18[a]	10,200	10,133,011
2.80%, 05/18/23	2,000	1,985,731
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,097,492
6.00%, 09/15/17	83	94,096
Merck Sharp & Dohme Corp.
4.75%, 03/01/15	850	859,332
5.00%, 06/30/19	1,128	1,274,066
Mylan Inc./PA
2.55%, 03/28/19	3,050	3,051,781
Novartis Capital Corp.
2.40%, 09/21/22	2,200	2,162,085
3.40%, 05/06/24	3,150	3,253,946
4.40%, 04/24/20	168	186,934
Novartis Securities Investment Ltd.
5.13%, 02/10/19	6,413	7,249,185
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a]	1,910	1,960,147
Pfizer Inc.
1.10%, 05/15/17	5,750	5,757,071
1.50%, 06/15/18	1,500	1,500,244
2.10%, 05/15/19	4,700	4,738,911
3.00%, 06/15/23[a]	4,100	4,132,158
4.65%, 03/01/18	200	219,872
6.20%, 03/15/19	6,084	7,130,327
Pharmacia Corp.
6.50%, 12/01/18	1,140	1,343,228
Sanofi
1.25%, 04/10/18	1,500	1,490,916
2.63%, 03/29/16	4,729	4,854,594
4.00%, 03/29/21	2,782	3,017,026
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	450	460,216
2.95%, 12/18/22[a]	1,500	1,453,267

Security	Principal (000s)	Value

Series 2
3.65%, 11/10/21	$2,329	$2,387,090
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[a]	2,700	2,767,343
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	1,250	1,222,071
Wyeth LLC
5.45%, 04/01/17	315	346,943
5.50%, 02/15/16	168	178,012
Zoetis Inc.
1.15%, 02/01/16	650	651,403
1.88%, 02/01/18	725	719,905

		207,026,133
PIPELINES — 2.29%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	117,084
5.75%, 09/15/19	2,200	2,395,605
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	3,025	2,997,858
4.88%, 02/01/21 (Call 11/01/20)	1,750	1,854,017
5.50%, 08/15/19	500	548,577
6.05%, 01/15/18	1,250	1,380,253
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	2,023	2,208,551
6.13%, 11/01/17	200	225,508
6.15%, 05/01/16	210	225,132
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 04/01/16)	1,850	2,044,250
DCP Midstream Operating LP
3.25%, 10/01/15	480	489,628
3.88%, 03/15/23 (Call 12/15/22)[a]	2,000	1,955,406
4.95%, 04/01/22 (Call 01/01/22)	500	533,954
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	350	383,325
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)[a]	1,000	998,775
5.00%, 10/01/21 (Call 07/01/21)	2,000	2,137,951
6.50%, 04/01/20	500	573,544
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[b]	500	492,185
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	150	156,128
5.20%, 03/15/20	2,395	2,644,000
9.88%, 03/01/19	1,535	1,963,255
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	3,790	3,715,987
5.60%, 04/01/17	1,325	1,444,951
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	500	489,728
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,747,568
4.65%, 06/01/21 (Call 03/01/21)	1,487	1,574,132
5.20%, 02/01/22 (Call 11/01/21)	4,866	5,293,712
6.13%, 02/15/17	230	251,518
6.70%, 07/01/18	1,350	1,542,889
9.00%, 04/15/19	840	1,048,738
9.70%, 03/15/19	665	845,920
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	1,535	1,593,746
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	1,260	1,261,393
3.20%, 02/01/16	405	416,199

195

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.35%, 03/15/23 (Call 12/15/22)	$5,600	$5,561,505
4.05%, 02/15/22	1,400	1,474,550
5.20%, 09/01/20	393	441,086
5.25%, 01/31/20	800	898,702
6.50%, 01/31/19	1,450	1,685,730
6.65%, 04/15/18	800	920,555
Series L
6.30%, 09/15/17	2,412	2,710,841
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,000	960,753
3.50%, 03/01/16	1,150	1,183,238
3.50%, 03/01/21 (Call 01/01/21)	1,375	1,369,310
3.95%, 09/01/22 (Call 06/01/22)[a]	1,000	1,002,208
4.15%, 03/01/22[a]	900	918,864
4.25%, 09/01/24 (Call 06/01/24)[a]	5,870	5,885,658
5.30%, 09/15/20	3,100	3,397,562
5.80%, 03/01/21	150	167,463
5.95%, 02/15/18	1,105	1,230,530
6.00%, 02/01/17	1,000	1,092,205
6.85%, 02/15/20[a]	2,165	2,532,507
9.00%, 02/01/19	900	1,111,746
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	255	256,682
Magellan Midstream Partners LP
4.25%, 02/01/21	770	831,649
5.65%, 10/15/16	220	236,521
6.55%, 07/15/19	2,025	2,356,286
Northern Border Pipeline Co.
Series A
7.50%, 09/15/21	90	105,377
Northwest Pipeline LLC
6.05%, 06/15/18[a]	215	242,990
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,000	1,003,222
3.25%, 02/01/16 (Call 01/01/16)	1,100	1,126,439
3.38%, 10/01/22 (Call 07/01/22)	1,500	1,442,755
6.15%, 10/01/16	425	460,892
8.63%, 03/01/19	1,120	1,379,352
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17[a]	300	336,981
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	1,500	1,490,501
5.00%, 02/01/21 (Call 11/01/20)	2,225	2,452,486
5.75%, 01/15/20[a]	1,240	1,422,613
6.50%, 05/01/18	1,700	1,948,045
8.75%, 05/01/19	1,550	1,952,269
Questar Pipeline Co.
5.83%, 02/01/18	1,000	1,116,165
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	325	356,252
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	1,850	1,922,584
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	550	515,791
8.00%, 10/01/19	2,250	2,786,230
Spectra Energy Partners LP
2.95%, 06/15/16 (Call 05/15/16)	1,000	1,029,386
4.75%, 03/15/24 (Call 12/15/23)	50	53,900
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,690	1,637,948
4.65%, 02/15/22	150	159,660
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	450	480,423

Security	Principal (000s)	Value

Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	$975	$1,101,419
TransCanada PipeLines Ltd.
0.75%, 01/15/16	2,000	1,999,702
2.50%, 08/01/22	2,650	2,520,264
3.75%, 10/16/23 (Call 07/16/23)	1,350	1,390,615
3.80%, 10/01/20	2,720	2,834,798
6.35%, 05/15/67 (Call 05/15/17)[a,d]	500	495,000
6.50%, 08/15/18	1,386	1,593,964
7.13%, 01/15/19	149	175,794
9.88%, 01/01/21	320	439,437
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,105	1,248,858
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	556,556
4.00%, 07/01/22 (Call 04/01/22)	1,850	1,879,959
5.38%, 06/01/21 (Call 03/01/21)	2,550	2,842,851
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	3,358	3,138,580
4.55%, 06/24/24 (Call 03/24/24)	85	82,775
7.88%, 09/01/21	1,300	1,555,717
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,750	1,698,261
3.80%, 02/15/15	920	925,286
4.00%, 11/15/21 (Call 08/15/21)	2,750	2,840,653
4.30%, 03/04/24 (Call 12/04/23)	1,200	1,227,393
5.25%, 03/15/20	982	1,083,952
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17[a]	1,300	1,456,381

		144,288,094
REAL ESTATE — 0.03%
Brookfield Asset Management Inc.
5.80%, 04/25/17	250	272,892
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	504,091
5.25%, 08/01/15	290	298,503
5.88%, 06/15/17	800	887,307

		1,962,793
REAL ESTATE INVESTMENT TRUSTS — 2.90%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	1,000	1,016,648
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,593,471
American Tower Corp.
3.40%, 02/15/19	154	157,544
3.50%, 01/31/23	5,900	5,717,816
4.50%, 01/15/18	1,524	1,624,646
4.70%, 03/15/22	1,850	1,943,546
5.00%, 02/15/24	1,500	1,597,163
5.05%, 09/01/20	1,000	1,093,377
5.90%, 11/01/21[a]	585	663,057
7.00%, 10/15/17	1,000	1,130,496
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19 (Call 01/06/19)	2,500	2,362,525
4.60%, 02/06/24 (Call 11/06/23)	1,500	1,424,808
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	1,210	1,171,139
3.63%, 10/01/20 (Call 07/01/20)	2,000	2,094,735
3.95%, 01/15/21 (Call 10/15/20)	550	582,639

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.70%, 03/15/17	$750	$822,752
5.75%, 09/15/16	190	205,734
6.10%, 03/15/20	300	351,474
BioMed Realty LP
3.85%, 04/15/16 (Call 03/15/16)	150	155,062
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,550,308
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[a]	3,500	3,423,524
3.70%, 11/15/18 (Call 08/15/18)	2,030	2,152,304
3.80%, 02/01/24 (Call 11/01/23)[a]	1,000	1,013,945
3.85%, 02/01/23 (Call 11/01/22)	500	518,471
4.13%, 05/15/21 (Call 02/15/21)	1,049	1,119,969
5.63%, 11/15/20 (Call 08/15/20)	900	1,031,947
5.88%, 10/15/19	900	1,038,259
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	1,550	1,634,913
4.63%, 06/15/21 (Call 03/15/21)	200	219,159
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	3,000	3,218,469
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	2,500	2,695,068
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	500	484,905
3.50%, 01/15/21 (Call 11/15/20)	103	104,419
4.63%, 07/15/22 (Call 04/15/22)	3,000	3,198,452
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)[a]	1,000	981,846
5.25%, 03/15/21 (Call 12/15/20)[a]	1,040	1,140,926
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,200	1,236,726
4.38%, 06/15/22 (Call 03/15/22)	1,750	1,863,383
5.95%, 02/15/17	1,270	1,390,695
6.75%, 03/15/20[a]	1,250	1,485,999
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	1,500	1,654,999
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	500	551,642
6.25%, 06/15/17 (Call 12/15/16)	550	596,708
6.65%, 01/15/18 (Call 07/15/17)	200	220,315
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	1,000	982,101
4.63%, 12/15/21 (Call 09/15/21)	929	1,021,390
4.75%, 07/15/20 (Call 04/15/20)	1,100	1,214,681
5.13%, 03/15/16	1,006	1,060,822
5.38%, 08/01/16	750	803,918
5.75%, 06/15/17	1,322	1,462,176
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,020,286
3.88%, 05/01/24 (Call 02/01/24)	5,000	5,116,183
5.50%, 03/15/17	950	1,035,634
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	2,000	1,975,018
3.75%, 02/01/16	1,665	1,720,660
3.75%, 02/01/19 (Call 11/01/18)	2,200	2,322,618
4.25%, 11/15/23 (Call 08/15/23)	1,000	1,050,094
5.38%, 02/01/21 (Call 11/03/20)[a]	2,318	2,601,904
5.63%, 05/01/17	640	701,151
6.00%, 01/30/17	1,300	1,427,606
6.70%, 01/30/18	1,426	1,634,922
Health Care REIT Inc.
2.25%, 03/15/18	950	960,382
3.63%, 03/15/16	1,208	1,248,285
3.75%, 03/15/23 (Call 12/15/22)	1,400	1,405,245

Security	Principal (000s)	Value

4.13%, 04/01/19 (Call 01/01/19)	$650	$694,536
4.50%, 01/15/24 (Call 10/15/23)[a]	1,500	1,578,967
4.70%, 09/15/17	1,200	1,298,337
4.95%, 01/15/21 (Call 10/15/20)[a]	888	970,819
5.25%, 01/15/22 (Call 10/15/21)	800	885,091
6.20%, 06/01/16	745	801,218
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)[a]	196	193,420
5.75%, 01/15/21	650	732,015
6.50%, 01/17/17	800	882,036
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,500	2,505,009
5.85%, 03/15/17	250	273,488
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	1,500	1,555,174
5.00%, 08/15/22 (Call 02/15/22)	1,250	1,329,476
5.63%, 03/15/17	1,350	1,457,992
6.70%, 01/15/18 (Call 07/15/17)	200	222,342
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	500	526,250
Series D
3.75%, 10/15/23 (Call 07/15/23)	4,350	4,302,737
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,845,407
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	2,500	2,441,383
5.70%, 05/01/17	1,950	2,137,336
5.78%, 03/15/16	210	222,652
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,041,523
4.40%, 02/15/24 (Call 11/15/23)	3,500	3,686,491
4.75%, 10/01/20 (Call 07/01/20)[a]	100	108,961
5.50%, 12/15/16	200	216,243
6.63%, 10/01/17	1,000	1,125,888
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	1,350	1,366,212
4.50%, 04/18/22 (Call 01/18/22)	2,000	2,031,025
7.75%, 08/15/19	1,850	2,210,837
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	2,000	2,106,690
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	1,500	1,523,947
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,138,092
Omega Healthcare Investors Inc.
6.75%, 10/15/22 (Call 10/15/15)	750	798,750
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	2,900	2,972,547
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	2,650	2,795,241
4.50%, 08/15/17	680	731,451
6.88%, 03/15/20 (Call 12/16/19)	1,240	1,472,506
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	897	905,591
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	2,700	2,714,064
3.25%, 10/15/22 (Call 07/15/22)	1,000	988,630
5.95%, 09/15/16	690	748,549
6.75%, 08/15/19	800	947,858
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	1,013,449
4.30%, 01/15/16 (Call 10/15/15)	150	153,675
4.75%, 05/01/24 (Call 11/01/23)	1,000	1,025,879

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	$2,300	$2,352,786
2.75%, 02/01/23 (Call 11/01/22)	500	488,666
2.80%, 01/30/17 (Call 10/30/16)	1,550	1,603,387
3.75%, 02/01/24 (Call 11/01/23)[a]	500	522,941
4.13%, 12/01/21 (Call 09/01/21)	2,940	3,194,083
4.38%, 03/01/21 (Call 12/01/20)	1,421	1,568,559
5.65%, 02/01/20 (Call 11/01/19)	878	1,018,198
6.13%, 05/30/18	1,383	1,587,127
10.35%, 04/01/19 (Call 01/01/19)	2,303	3,042,228
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	1,900	1,939,617
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	500	520,345
4.25%, 06/01/18	950	1,020,733
4.63%, 01/10/22 (Call 10/10/21)	700	758,950
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	1,550	1,559,118
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,144,021
3.13%, 11/30/15	550	562,325
4.25%, 03/01/22 (Call 12/01/21)	1,700	1,795,234
4.75%, 06/01/21 (Call 03/01/21)	2,250	2,453,473
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	500	547,045
Washington Real Estate Investment Trust
4.95%, 10/01/20 (Call 04/01/20)	250	272,369
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	198,894
Weyerhaeuser Co.
7.38%, 10/01/19	2,000	2,415,340

		182,246,282
RETAIL — 2.57%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,390	1,483,397
5.75%, 05/01/20[a]	500	569,458
AutoZone Inc.
1.30%, 01/13/17	1,100	1,102,080
3.70%, 04/15/22 (Call 01/15/22)	1,650	1,697,343
4.00%, 11/15/20 (Call 08/15/20)	150	159,799
5.50%, 11/15/15	150	156,677
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	500	504,083
Costco Wholesale Corp.
1.13%, 12/15/17	3,100	3,083,048
1.70%, 12/15/19	1,900	1,866,053
5.50%, 03/15/17	1,250	1,376,980
CVS Health Corp.
1.20%, 12/05/16	4,281	4,289,216
3.38%, 08/12/24 (Call 05/12/24)	3,000	3,007,080
4.00%, 12/05/23 (Call 09/05/23)	4,000	4,222,381
4.75%, 05/18/20 (Call 12/18/19)	4,200	4,650,733
5.75%, 06/01/17	842	932,574
6.13%, 08/15/16	480	520,948
Darden Restaurants Inc.
6.45%, 10/15/17	1,515	1,674,076
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	1,300	1,178,672
4.13%, 07/15/17[a]	1,500	1,568,108
Family Dollar Stores Inc.
5.00%, 02/01/21[a]	2,240	2,361,782
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	1,250	1,406,598

Security	Principal (000s)	Value

Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	$3,400	$3,406,476
2.25%, 09/10/18 (Call 08/10/18)	4,600	4,704,215
2.70%, 04/01/23 (Call 01/01/23)	1,000	985,591
4.40%, 04/01/21 (Call 01/01/21)	2,559	2,838,582
5.40%, 03/01/16[a]	2,451	2,596,846
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	2,288	2,376,838
6.25%, 12/15/17	1,200	1,351,556
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,200	1,210,689
2.13%, 04/15/16 (Call 03/15/16)	950	966,560
3.12%, 04/15/22 (Call 01/15/22)	1,403	1,433,126
3.75%, 04/15/21 (Call 01/15/21)	150	160,358
3.80%, 11/15/21 (Call 08/15/21)	1,550	1,659,313
4.63%, 04/15/20 (Call 10/15/19)	1,050	1,156,529
5.00%, 10/15/15[a]	290	301,495
5.40%, 10/15/16	1,250	1,352,642
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	2,100	2,113,119
3.88%, 01/15/22 (Call 10/15/21)	3,060	3,216,321
5.90%, 12/01/16	1,373	1,496,912
7.45%, 07/15/17	1,900	2,177,436
McDonald’s Corp.
1.88%, 05/29/19	2,600	2,589,956
2.63%, 01/15/22	654	650,177
3.25%, 06/10/24[a]	1,350	1,367,078
3.63%, 05/20/21	1,250	1,337,715
5.30%, 03/15/17	245	268,021
5.35%, 03/01/18	3,006	3,361,001
5.80%, 10/15/17	500	562,482
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,000	1,063,022
4.75%, 05/01/20[a]	500	556,512
6.25%, 01/15/18	1,240	1,409,803
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,500	1,538,003
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,144,399
4.88%, 01/14/21 (Call 10/14/20)	115	126,555
QVC Inc.
3.13%, 04/01/19	175	176,907
5.13%, 07/02/22	5,300	5,599,412
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	500	499,165
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	2,240	2,274,194
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,650	2,650,491
3.85%, 10/01/23 (Call 07/01/23)	650	689,231
6.25%, 08/15/17	1,150	1,301,515
Target Corp.
2.30%, 06/26/19	3,650	3,687,160
2.90%, 01/15/22	2,262	2,268,394
3.50%, 07/01/24[a]	1,500	1,539,909
3.88%, 07/15/20	1,127	1,216,061
5.38%, 05/01/17[a]	2,328	2,558,858
5.88%, 07/15/16	92	99,473
6.00%, 01/15/18	1,674	1,899,869
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	1,000	1,005,617
6.95%, 04/15/19	1,405	1,693,081
Wal-Mart Stores Inc.
1.00%, 04/21/17	500	500,245

198

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

1.13%, 04/11/18	$1,000	$990,828
1.50%, 10/25/15	1,931	1,952,152
1.95%, 12/15/18	2,000	2,020,588
2.55%, 04/11/23 (Call 01/11/23)	5,750	5,628,433
2.80%, 04/15/16	3,168	3,266,040
3.25%, 10/25/20	1,454	1,529,353
3.30%, 04/22/24 (Call 01/22/24)	875	901,826
3.63%, 07/08/20	977	1,049,717
4.13%, 02/01/19	1,450	1,587,455
4.25%, 04/15/21	2,099	2,319,874
5.38%, 04/05/17	2,461	2,711,101
5.80%, 02/15/18	2,238	2,545,179
Walgreen Co.
1.80%, 09/15/17	2,550	2,568,769
3.10%, 09/15/22	2,500	2,475,056
5.25%, 01/15/19	627	701,816
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	6,010	6,159,719
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	625	638,123
3.88%, 11/01/20 (Call 08/01/20)[a]	300	311,128
3.88%, 11/01/23 (Call 08/01/23)	1,200	1,215,854
4.25%, 09/15/15	100	102,817
5.30%, 09/15/19	1,275	1,413,540
6.25%, 04/15/16	200	213,949
6.25%, 03/15/18	392	440,691

		161,694,004
SAVINGS & LOANS — 0.04%
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	2,000	2,086,237
4.63%, 04/19/16	400	418,378

		2,504,615
SEMICONDUCTORS — 0.62%
Altera Corp.
1.75%, 05/15/17	2,000	2,008,676
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	250	244,989
3.00%, 04/15/16	400	411,077
Applied Materials Inc.
2.65%, 06/15/16	500	513,239
4.30%, 06/15/21	2,100	2,298,100
Broadcom Corp.
2.50%, 08/15/22[a]	1,900	1,822,909
2.70%, 11/01/18	1,200	1,238,116
3.50%, 08/01/24 (Call 05/01/24)	950	965,608
Intel Corp.
1.35%, 12/15/17	3,900	3,893,161
1.95%, 10/01/16	1,484	1,514,357
2.70%, 12/15/22	2,000	1,980,619
3.30%, 10/01/21	4,536	4,740,589
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	375	381,197
4.13%, 11/01/21 (Call 09/01/21)	1,790	1,818,643
6.90%, 05/01/18	2,750	3,187,360
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	1,000	980,757
National Semiconductor Corp.
6.60%, 06/15/17	1,200	1,357,707

Security	Principal (000s)	Value

Texas Instruments Inc.
0.88%, 03/12/17	$1,500	$1,497,157
1.00%, 05/01/18	750	737,179
1.65%, 08/03/19	2,219	2,176,198
2.38%, 05/16/16	698	715,311
2.75%, 03/12/21 (Call 02/12/21)	500	507,021
Xilinx Inc.
2.13%, 03/15/19	1,500	1,507,330
3.00%, 03/15/21[a]	2,150	2,176,597

		38,673,897
SOFTWARE — 1.17%
Adobe Systems Inc.
4.75%, 02/01/20	1,740	1,925,464
Autodesk Inc.
1.95%, 12/15/17	1,775	1,789,183
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,500	1,582,386
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	2,360	2,487,994
5.38%, 12/01/19	1,000	1,110,239
Dun & Bradstreet Corp. (The)
2.88%, 11/15/15	1,000	1,017,657
4.38%, 12/01/22 (Call 09/01/22)[a]	1,100	1,138,754
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	900	897,026
5.00%, 03/15/22 (Call 03/15/17)	2,950	3,122,629
Fiserv Inc.
3.13%, 06/15/16	1,200	1,237,661
3.50%, 10/01/22 (Call 07/01/22)	1,000	1,016,306
4.63%, 10/01/20	1,000	1,087,157
4.75%, 06/15/21	850	932,659
6.80%, 11/20/17	1,250	1,425,277
Intuit Inc.
5.75%, 03/15/17	1,460	1,606,398
Microsoft Corp.
1.00%, 05/01/18	2,300	2,271,287
1.63%, 12/06/18	1,000	1,001,541
2.13%, 11/15/22	500	486,703
2.38%, 05/01/23 (Call 02/01/23)	1,000	975,994
2.50%, 02/08/16	1,794	1,837,165
3.63%, 12/15/23 (Call 09/15/23)[a]	2,150	2,300,265
4.00%, 02/08/21	1,650	1,820,297
4.20%, 06/01/19	2,274	2,510,428
Oracle Corp.
1.20%, 10/15/17[a]	4,600	4,592,339
2.25%, 10/08/19[a]	13,750	13,828,549
2.38%, 01/15/19	2,050	2,087,986
2.50%, 10/15/22	6,500	6,342,473
3.63%, 07/15/23	3,100	3,259,276
3.88%, 07/15/20	326	350,516
5.00%, 07/08/19[a]	1,219	1,375,859
5.25%, 01/15/16	2,823	2,972,422
5.75%, 04/15/18	3,071	3,484,970

		73,874,860
TELECOMMUNICATIONS — 3.95%
America Movil SAB de CV
2.38%, 09/08/16	2,900	2,963,913
3.13%, 07/16/22[a]	6,500	6,477,749

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.00%, 10/16/19	$500	$560,554
5.00%, 03/30/20[a]	2,800	3,128,659
5.63%, 11/15/17[a]	1,150	1,285,600
AT&T Inc.
0.80%, 12/01/15	4,700	4,704,056
1.40%, 12/01/17	1,500	1,491,286
1.60%, 02/15/17	3,136	3,157,798
1.70%, 06/01/17	4,896	4,930,866
2.30%, 03/11/19[a]	6,700	6,733,873
2.38%, 11/27/18[a]	200	202,514
2.40%, 08/15/16	2,101	2,147,969
2.63%, 12/01/22 (Call 09/01/22)	1,000	960,003
2.95%, 05/15/16	1,863	1,917,736
3.00%, 02/15/22[a]	500	496,921
3.88%, 08/15/21	1,423	1,502,010
3.90%, 03/11/24 (Call 12/11/23)[a]	500	517,103
4.45%, 05/15/21	5,085	5,550,443
5.50%, 02/01/18	2,383	2,651,969
5.80%, 02/15/19	4,588	5,238,855
British Telecommunications PLC
1.25%, 02/14/17	595	593,979
1.63%, 06/28/16	1,500	1,513,123
2.35%, 02/14/19	1,425	1,433,216
5.95%, 01/15/18	2,313	2,602,718
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	2,750	2,760,363
Cisco Systems Inc.
1.10%, 03/03/17	5,500	5,517,233
2.13%, 03/01/19	3,000	3,021,860
2.90%, 03/04/21	250	255,700
3.15%, 03/14/17	3,101	3,249,194
3.63%, 03/04/24[a]	3,700	3,856,517
4.45%, 01/15/20	1,362	1,507,201
4.95%, 02/15/19	1,219	1,364,618
5.50%, 02/22/16	5,200	5,511,578
Corning Inc.
1.45%, 11/15/17	2,500	2,505,111
3.70%, 11/15/23 (Call 08/15/23)	500	526,823
4.25%, 08/15/20	365	401,711
6.63%, 05/15/19	40	47,744
Deutsche Telekom International Finance BV
5.75%, 03/23/16	1,120	1,189,664
6.00%, 07/08/19[a]	1,089	1,268,906
6.75%, 08/20/18	2,518	2,948,989
Embarq Corp.
7.08%, 06/01/16	533	575,198
GTE Corp.
6.84%, 04/15/18	440	511,364
Harris Corp.
4.40%, 12/15/20	200	216,102
6.38%, 06/15/19	1,365	1,570,037
Juniper Networks Inc.
3.10%, 03/15/16	1,195	1,222,959
4.50%, 03/15/24[a]	1,200	1,195,821
4.60%, 03/15/21	1,810	1,916,655
Motorola Solutions Inc.
3.50%, 09/01/21	950	949,741
3.75%, 05/15/22	3,850	3,863,498
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,033	2,036,705
Orange SA
2.75%, 09/14/16	1,396	1,436,284
2.75%, 02/06/19	2,400	2,453,834

Security	Principal (000s)	Value

4.13%, 09/14/21	$1,784	$1,914,775
5.38%, 07/08/19	1,034	1,169,424
Qwest Corp.
6.50%, 06/01/17	2,400	2,622,000
6.75%, 12/01/21	2,681	3,063,043
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	3,200	3,354,450
6.80%, 08/15/18	1,700	1,984,987
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[a]	1,500	1,571,516
Telefonica Emisiones SAU
3.99%, 02/16/16	1,561	1,616,684
4.57%, 04/27/23[a]	2,000	2,147,745
5.13%, 04/27/20	1,799	2,005,818
5.46%, 02/16/21	2,414	2,727,019
5.88%, 07/15/19	698	802,728
6.22%, 07/03/17[a]	3,200	3,569,238
6.42%, 06/20/16	861	930,455
Verizon Communications Inc.
1.10%, 11/01/17	1,000	989,214
1.35%, 06/09/17[a]	3,500	3,496,617
2.00%, 11/01/16	2,583	2,626,307
2.45%, 11/01/22 (Call 08/01/22)	1,000	948,874
2.55%, 06/17/19[a]	8,000	8,122,078
3.00%, 11/01/21 (Call 09/01/21)	1,285	1,287,051
3.45%, 03/15/21[a]	4,000	4,133,959
3.50%, 11/01/21	10,920	11,240,958
3.50%, 11/01/24 (Call 08/01/24)	5,000	4,985,117
3.65%, 09/14/18	12,390	13,143,135
4.50%, 09/15/20	9,250	10,107,799
4.60%, 04/01/21	2,323	2,540,681
5.15%, 09/15/23	9,500	10,664,742
5.50%, 02/15/18	3,958	4,444,283
6.10%, 04/15/18	3,156	3,600,776
6.35%, 04/01/19	3,139	3,656,803
Vodafone Group PLC
1.25%, 09/26/17	2,700	2,671,890
1.50%, 02/19/18	2,699	2,669,174
1.63%, 03/20/17	350	351,545
2.95%, 02/19/23	5,500	5,310,057
4.38%, 03/16/21	500	540,755
4.63%, 07/15/18	1,320	1,440,212
5.45%, 06/10/19	1,600	1,811,347
5.63%, 02/27/17	1,508	1,646,896

		248,554,475
TEXTILES — 0.06%
Cintas Corp. No. 2
2.85%, 06/01/16	1,275	1,298,277
4.30%, 06/01/21	340	363,944
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,500	1,519,884
6.13%, 01/15/16	389	411,127

		3,593,232
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	555	557,094
Mattel Inc.
1.70%, 03/15/18	1,000	993,478

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

2.35%, 05/06/19[a]	$2,175	$2,174,508
2.50%, 11/01/16	400	409,337
4.35%, 10/01/20	500	535,714

		4,670,131
TRANSPORTATION — 1.04%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,400	2,383,279
3.05%, 03/15/22 (Call 12/15/21)[a]	1,600	1,618,684
3.05%, 09/01/22 (Call 06/01/22)	2,000	2,013,954
3.40%, 09/01/24 (Call 06/01/24)	2,000	2,025,040
3.75%, 04/01/24 (Call 01/01/24)	475	494,857
4.70%, 10/01/19[a]	984	1,091,168
5.75%, 03/15/18	1,216	1,376,801
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	1,900	1,917,876
2.25%, 11/15/22 (Call 08/15/22)	550	531,787
2.95%, 11/21/24 (Call 08/21/24)	2,160	2,166,369
5.55%, 03/01/19	1,100	1,255,646
5.80%, 06/01/16	180	193,496
Canadian Pacific Railway Co.
7.25%, 05/15/19[a]	2,500	3,006,463
9.45%, 08/01/21	70	94,590
Con-Way Inc.
7.25%, 01/15/18	1,100	1,260,047
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	2,000	2,017,100
3.70%, 10/30/20 (Call 07/30/20)	100	104,924
4.25%, 06/01/21 (Call 03/01/21)	900	977,305
6.25%, 03/15/18	350	400,050
7.38%, 02/01/19	650	783,047
7.90%, 05/01/17	210	242,054
CSX Transportation Inc.
6.25%, 01/15/23	2,115	2,499,342
FedEx Corp.
2.63%, 08/01/22	1,750	1,719,987
4.00%, 01/15/24	1,200	1,269,009
8.00%, 01/15/19	750	920,328
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)[a]	800	831,247
Kansas City Southern de Mexico SA de CV
2.35%, 05/15/20 (Call 04/15/20)	294	284,748
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	1,350	1,355,525
3.25%, 12/01/21 (Call 09/01/21)	1,500	1,543,567
5.75%, 01/15/16	900	949,003
5.75%, 04/01/18	750	845,273
5.90%, 06/15/19	990	1,142,524
7.70%, 05/15/17	830	955,798
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	1,030	1,028,851
2.50%, 03/01/17 (Call 02/01/17)[a]	1,550	1,588,628
2.50%, 03/01/18 (Call 02/01/18)	1,250	1,275,055
2.55%, 06/01/19 (Call 05/01/19)	1,150	1,157,429
3.15%, 03/02/15	925	931,084
3.50%, 06/01/17	950	996,950
3.60%, 03/01/16	100	103,458
5.85%, 11/01/16	750	814,632
Southern Railway Co.
9.75%, 06/15/20	150	203,093
Union Pacific Corp.
2.25%, 02/15/19	1,500	1,525,663

Security	Principal (000s)	Value

3.75%, 03/15/24 (Call 12/15/23)	$800	$850,739
4.00%, 02/01/21 (Call 11/01/20)	500	545,163
4.16%, 07/15/22 (Call 04/15/22)	964	1,057,335
5.70%, 08/15/18[a]	1,137	1,302,927
5.75%, 11/15/17	1,350	1,524,502
United Parcel Service Inc.
2.45%, 10/01/22	1,800	1,762,698
3.13%, 01/15/21	1,214	1,267,651
5.13%, 04/01/19	2,581	2,925,008
5.50%, 01/15/18	3,611	4,061,070
United Parcel Service of America Inc.
8.38%, 04/01/20	350	456,433

		65,649,257
TRUCKING & LEASING — 0.09%
GATX Corp.
2.50%, 07/30/19	575	575,363
2.60%, 03/30/20 (Call 02/28/20)	2,450	2,434,874
3.50%, 07/15/16	1,050	1,091,033
4.85%, 06/01/21	1,150	1,267,971

		5,369,241
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	1,000	1,008,814
United Utilities PLC
4.55%, 06/19/18	150	159,828
5.38%, 02/01/19	210	230,207

		1,398,849

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,194,612,742)		5,272,890,773

FOREIGN GOVERNMENT OBLIGATIONS[f] — 13.93%

BRAZIL — 0.31%
Brazilian Government International Bond
2.63%, 01/05/23[a]	7,200	6,652,800
4.88%, 01/22/21[a]	2,775	2,999,775
5.88%, 01/15/19[a]	2,950	3,340,875
6.00%, 01/17/17	2,225	2,433,037
8.00%, 01/15/18	684	753,743
8.88%, 10/14/19	1,500	1,920,000
12.75%, 01/15/20[a]	1,000	1,480,000

		19,580,230
CANADA — 1.93%
Canada Government International Bond
0.88%, 02/14/17[a]	6,625	6,658,713
1.63%, 02/27/19[a]	3,500	3,532,150
Export Development Canada
0.75%, 12/15/17	5,000	4,956,615
1.00%, 05/15/17[a]	5,000	5,025,871
1.25%, 10/27/15[a]	500	504,813
1.25%, 10/26/16[a]	500	506,423
1.63%, 12/03/19	3,000	3,000,634
Province of British Columbia
1.20%, 04/25/17	1,250	1,262,091

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

2.00%, 10/23/22[a]	$3,300	$3,232,957
2.10%, 05/18/16	2,550	2,611,082
2.65%, 09/22/21[a]	2,250	2,327,633
Province of Manitoba Canada
2.10%, 09/06/22	2,000	1,965,712
3.05%, 05/14/24	2,500	2,587,474
4.90%, 12/06/16[a]	3,750	4,066,522
Province of New Brunswick
5.20%, 02/21/17	850	931,627
Province of Nova Scotia
5.13%, 01/26/17	1,250	1,364,327
9.25%, 03/01/20	2,000	2,648,011
Province of Ontario Canada
1.00%, 07/22/16	5,000	5,033,718
1.10%, 10/25/17[a]	6,000	5,992,946
1.20%, 02/14/18	5,000	4,983,384
1.60%, 09/21/16	3,650	3,711,929
1.65%, 09/27/19	6,500	6,457,954
2.00%, 01/30/19	8,150	8,280,382
2.30%, 05/10/16	2,000	2,053,189
2.50%, 09/10/21	8,500	8,591,066
4.00%, 10/07/19[a]	4,200	4,622,527
4.40%, 04/14/20[a]	1,850	2,076,668
4.75%, 01/19/16	320	335,655
4.95%, 11/28/16[a]	1,300	1,407,567
5.45%, 04/27/16	2,475	2,647,856
Province of Quebec Canada
2.63%, 02/13/23	1,000	1,001,873
2.75%, 08/25/21	2,050	2,102,934
2.88%, 10/16/24	2,000	2,015,539
3.50%, 07/29/20	4,950	5,339,426
4.63%, 05/14/18[a]	1,000	1,111,323
5.00%, 03/01/16	2,092	2,210,579
5.13%, 11/14/16	500	542,814
7.13%, 02/09/24	2,600	3,443,986

		121,145,970
CHILE — 0.11%
Chile Government International Bond
2.25%, 10/30/22[a]	2,400	2,304,000
3.25%, 09/14/21[a]	1,850	1,917,525
3.88%, 08/05/20	2,250	2,418,750

		6,640,275
COLOMBIA — 0.32%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)[a]	1,500	1,548,750
4.38%, 07/12/21[a]	8,000	8,532,001
7.38%, 01/27/17	1,700	1,908,250
7.38%, 03/18/19[a]	5,700	6,811,500
11.75%, 02/25/20[a]	1,000	1,425,000

		20,225,501
GERMANY — 0.21%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,498,193
1.13%, 10/14/16	9,200	9,292,776
1.13%, 09/05/17	1,750	1,758,241
1.63%, 11/20/18	500	504,393

		13,053,603

Security	Principal (000s)	Value

ISRAEL — 0.12%
Israel Government International Bond
4.00%, 06/30/22[a]	$2,400	$2,604,000
5.13%, 03/26/19	2,825	3,223,325
5.50%, 11/09/16	1,600	1,747,200

		7,574,525

ITALY — 0.28%
Italy Government International Bond
5.25%, 09/20/16	9,130	9,805,654
5.38%, 06/12/17	3,000	3,291,575
6.88%, 09/27/23	3,500	4,482,908

		17,580,137
JAPAN — 0.51%
Development Bank of Japan Inc.
4.25%, 06/09/15	490	500,267
5.13%, 02/01/17[a]	2,600	2,841,522
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	3,500	3,514,822
1.75%, 07/31/18	4,200	4,255,028
2.25%, 07/13/16	3,500	3,598,144
2.50%, 05/18/16	2,500	2,572,552
3.38%, 07/31/23	5,000	5,411,847
Japan Finance Corp.
2.13%, 02/07/19	1,000	1,023,958
2.50%, 01/21/16	2,100	2,149,145
Japan Finance Organization for Municipalities
4.00%, 01/13/21	3,300	3,657,234
4.63%, 04/21/15	250	254,225
5.00%, 05/16/17	2,100	2,307,787

		32,086,531
MEXICO — 0.51%
Mexico Government International Bond
3.63%, 03/15/22[a]	8,600	8,879,500
4.00%, 10/02/23[a]	8,500	8,937,750
5.13%, 01/15/20	500	558,250
5.63%, 01/15/17	5,500	5,995,000
5.95%, 03/19/19	4,900	5,605,600
8.13%, 12/30/19	850	1,122,000
11.38%, 09/15/16[a]	800	950,800

		32,048,900
PANAMA — 0.13%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/24/24)[a]	1,000	1,021,500
5.20%, 01/30/20[a]	6,250	6,906,250

		7,927,750

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

PERU — 0.10%
Peruvian Government International Bond
7.13%, 03/30/19[a]	$5,225	$6,296,126

		6,296,126
PHILIPPINES — 0.20%
Philippine Government International Bond
4.00%, 01/15/21[a]	5,000	5,418,750
4.20%, 01/21/24[a]	1,000	1,087,500
9.88%, 01/15/19	4,500	5,872,500

		12,378,750
POLAND — 0.39%
Poland Government International Bond
4.00%, 01/22/24[a]	11,000	11,591,250
5.00%, 10/19/15[a]	770	800,800
5.00%, 03/23/22[a]	3,300	3,724,809
5.13%, 04/21/21[a]	1,950	2,204,104
6.38%, 07/15/19[a]	5,500	6,504,850

		24,825,813
SOUTH AFRICA — 0.19%
South Africa Government International Bond
4.67%, 01/17/24[a]	4,500	4,726,530
5.50%, 03/09/20[a]	3,100	3,413,658
6.88%, 05/27/19[a]	3,550	4,095,990

		12,236,178
SOUTH KOREA — 0.34%
Export-Import Bank of Korea
1.25%, 11/20/15	1,500	1,506,592
2.38%, 08/12/19	3,000	3,031,104
3.75%, 10/20/16	600	628,398
4.00%, 01/11/17	750	790,835
4.00%, 01/14/24	2,000	2,160,877
4.00%, 01/29/21	500	536,195
4.38%, 09/15/21	3,200	3,510,445
5.00%, 04/11/22[a]	1,000	1,137,160
5.13%, 06/29/20	2,550	2,894,802
Republic of Korea
5.13%, 12/07/16[a]	750	813,900
7.13%, 04/16/19	3,800	4,622,238

		21,632,546
SUPRANATIONAL — 7.40%
African Development Bank
0.88%, 03/15/18	980	971,453
1.13%, 03/15/17	1,500	1,513,003
1.25%, 09/02/16	480	485,958
1.63%, 10/02/18	6,500	6,563,962
2.38%, 09/23/21	3,646	3,729,560
2.50%, 03/15/16	1,650	1,696,238
Asian Development Bank
0.50%, 06/20/16	5,520	5,527,214
1.13%, 03/15/17	14,800	14,941,754
1.38%, 03/23/20	4,900	4,820,583

Security	Principal (000s)	Value

1.50%, 09/28/18	$3,500	$3,521,244
1.75%, 03/21/19	1,300	1,316,159
1.88%, 10/23/18	1,700	1,733,932
2.50%, 03/15/16	1,250	1,284,539
5.50%, 06/27/16	1,150	1,240,461
Corp. Andina de Fomento
1.50%, 08/08/17	9,500	9,564,543
3.75%, 01/15/16	1,950	2,018,293
4.38%, 06/15/22	1,234	1,330,809
Council of Europe Development Bank
1.13%, 05/31/18	5,000	4,981,036
1.50%, 02/22/17	2,100	2,135,700
1.50%, 06/19/17	1,000	1,016,166
1.75%, 11/14/19[a]	5,000	5,025,877
European Bank for Reconstruction & Development
0.75%, 09/01/17	2,000	1,991,541
1.00%, 02/16/17	3,900	3,927,975
1.00%, 09/17/18	2,200	2,174,354
1.38%, 10/20/16	2,300	2,334,356
1.50%, 03/16/20[a]	3,500	3,464,624
1.75%, 06/14/19	4,500	4,545,023
1.75%, 11/26/19	5,000	5,026,054
2.50%, 03/15/16	3,000	3,080,938
European Investment Bank
0.50%, 08/15/16	9,000	9,002,252
0.63%, 04/15/16	16,900	16,963,263
0.88%, 04/18/17	10,000	10,033,754
1.00%, 08/17/17	3,000	3,010,694
1.00%, 12/15/17[a]	10,750	10,747,968
1.00%, 03/15/18	20,250	20,161,214
1.00%, 06/15/18	13,000	12,905,252
1.13%, 09/15/17	5,250	5,282,914
1.63%, 06/15/17	2,100	2,143,557
1.75%, 03/15/17	4,200	4,300,543
1.75%, 06/17/19[a]	13,000	13,127,436
1.88%, 03/15/19	6,000	6,102,827
2.13%, 07/15/16	6,150	6,315,717
2.13%, 10/15/21	10,000	10,077,968
2.25%, 03/15/16	4,350	4,456,850
2.50%, 05/16/16	5,550	5,719,873
2.50%, 04/15/21	6,000	6,202,901
2.88%, 09/15/20	2,570	2,718,797
3.25%, 01/29/24	5,100	5,487,269
4.00%, 02/16/21	600	674,216
4.88%, 01/17/17[a]	7,430	8,087,817
5.13%, 09/13/16	2,750	2,973,008
5.13%, 05/30/17	1,600	1,770,742
Inter-American Development Bank
0.88%, 03/15/18	6,500	6,445,391
1.00%, 07/14/17	9,500	9,542,563
1.13%, 03/15/17	2,000	2,019,611
1.25%, 01/16/18	500	502,888
1.38%, 10/18/16	2,200	2,234,214
1.75%, 08/24/18	2,200	2,234,959
1.75%, 10/15/19	6,500	6,548,297
2.13%, 11/09/20	4,500	4,570,332
2.38%, 08/15/17	2,000	2,080,067
3.00%, 10/04/23[a]	9,600	10,174,489
3.88%, 02/14/20	750	831,172
4.25%, 09/10/18[a]	2,000	2,215,435
5.13%, 09/13/16	3,392	3,668,017
Series E
3.88%, 09/17/19	5,500	6,081,052

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

International Bank for Reconstruction & Development
0.50%, 04/15/16	$6,400	$6,413,933
0.50%, 05/16/16	13,150	13,176,618
0.63%, 10/14/16	10,000	10,017,559
0.88%, 04/17/17	8,800	8,834,017
1.00%, 09/15/16	7,500	7,563,787
1.13%, 07/18/17	2,000	2,018,864
1.38%, 04/10/18[a]	10,000	10,074,967
1.88%, 03/15/19	11,600	11,811,404
1.88%, 10/07/19	5,000	5,071,866
2.13%, 03/15/16[a]	3,300	3,377,111
2.13%, 02/13/23[a]	5,500	5,541,598
2.25%, 06/24/21	5,000	5,100,344
International Finance Corp.
0.88%, 06/15/18[a]	13,200	13,037,855
1.00%, 04/24/17[a]	500	503,060
1.13%, 11/23/16	6,100	6,165,077
1.75%, 09/04/18	11,400	11,586,670
1.75%, 09/16/19	500	504,116
2.13%, 11/17/17	950	980,729
2.25%, 04/11/16	2,250	2,307,753
Nordic Investment Bank
0.50%, 04/14/16	4,100	4,106,118
0.75%, 01/17/18	1,000	990,006
1.00%, 03/07/17	4,200	4,228,083
2.25%, 03/15/16	2,200	2,252,608
5.00%, 02/01/17	512	559,467

		465,602,278
SWEDEN — 0.17%
Svensk Exportkredit AB
0.63%, 05/31/16	1,767	1,770,274
1.13%, 04/05/18	1,500	1,494,306
1.75%, 10/20/15	1,355	1,372,264
2.13%, 07/13/16	4,750	4,872,132
5.13%, 03/01/17	1,288	1,411,915

		10,920,891
TURKEY — 0.61%
Turkey Government International Bond
3.25%, 03/23/23[a]	8,500	8,096,250
5.75%, 03/22/24[a]	2,000	2,225,000
6.25%, 09/26/22	4,800	5,556,384
6.75%, 04/03/18	17,500	19,698,175
7.50%, 07/14/17	2,500	2,817,925

		38,393,734
URUGUAY — 0.10%
Uruguay Government International Bond
4.50%, 08/14/24[a]	4,500	4,770,000
8.00%, 11/18/22[a]	1,000	1,305,000

		6,075,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $865,226,087)		876,224,738

Security	Principal (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 0.39%

CALIFORNIA — 0.12%
Southern California Public Power Authority RB
Series B
6.93%, 05/15/17 (AGM)	$600	$684,600
State of California GO
3.95%, 11/01/15	875	904,662
5.45%, 04/01/15	1,360	1,382,957
5.75%, 03/01/17	500	551,525
5.95%, 04/01/16	290	310,489
6.20%, 10/01/19	1,500	1,775,235
State of California GO BAB
5.70%, 11/01/21	500	585,535
University of California RB
Series AH
1.80%, 07/01/19	1,000	990,110

		7,185,113
FLORIDA — 0.06%
State Board of Administration Finance Corp. RB
Series A
1.30%, 07/01/16	1,155	1,163,581
3.00%, 07/01/20	2,500	2,541,550

		3,705,131
ILLINOIS — 0.11%
State of Illinois GO
4.95%, 06/01/23	2,000	2,093,360
4.96%, 03/01/16	500	523,060
5.37%, 03/01/17	250	269,000
5.67%, 03/01/18	2,000	2,202,580
5.88%, 03/01/19	1,690	1,878,925

		6,966,925
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB Series E
4.20%, 12/01/21	600	660,012

		660,012
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	3,000	2,548,290
0.00%, 02/15/21 (AGM)	480	386,376
0.00%, 02/15/23 (AGM)	180	129,593
Series Q
1.10%, 06/15/16	2,200	2,203,872

		5,268,131
WASHINGTON — 0.01%
Energy Northwest RB
Series E
2.20%, 07/01/19	500	501,285

		501,285

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $23,304,885)		24,286,597

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

November 30, 2014

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 9.44%

MONEY MARKET FUNDS — 9.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[e,g,h]	471,408	$471,408,363
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,g,h]	44,152	44,152,022
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	78,700	78,700,028

		594,260,413

TOTAL SHORT-TERM INVESTMENTS
(Cost: $594,260,413)		594,260,413

TOTAL INVESTMENTS IN SECURITIES — 107.55%
(Cost: $6,677,404,127)		6,767,662,521
Other Assets, Less Liabilities — (7.55)%		(474,933,288)

NET ASSETS — 100.00%		$6,292,729,233

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

205

Schedule of Investments  (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 31.62%
ADVERTISING — 0.11%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$300	$297,986
4.00%, 03/15/22	350	357,863
Omnicom Group Inc.
3.63%, 05/01/22	600	616,883
3.65%, 11/01/24 (Call 08/01/24)[a]	45	45,235
WPP Finance 2010
3.75%, 09/19/24	200	200,553
4.75%, 11/21/21	150	163,979

		1,682,499
AEROSPACE & DEFENSE — 0.35%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	250	255,641
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	85	84,160
4.88%, 02/15/20	450	508,291
Embraer SA
5.15%, 06/15/22	250	264,375
Exelis Inc.
5.55%, 10/01/21	200	215,322
General Dynamics Corp.
2.25%, 07/15/16	500	512,369
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	475	517,447
Lockheed Martin Corp.
3.35%, 09/15/21	300	312,666
Northrop Grumman Corp.
1.75%, 06/01/18	400	398,715
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	625	607,379
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	250	261,947
United Technologies Corp.
1.80%, 06/01/17	500	509,116
3.10%, 06/01/22	300	307,778
5.38%, 12/15/17	473	529,358

		5,284,564
AGRICULTURE — 0.35%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	151,479
4.00%, 01/31/24	425	440,995
4.75%, 05/05/21	450	497,225
9.70%, 11/10/18	326	417,748
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	275,479
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	259,094
4.10%, 03/15/16	150	155,617
Lorillard Tobacco Co.
2.30%, 08/21/17[a]	250	252,976
3.50%, 08/04/16[a]	100	103,475
8.13%, 06/23/19	250	306,922

Security	Principal (000s)	Value

Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	$250	$251,012
Philip Morris International Inc.
1.13%, 08/21/17	250	249,171
2.50%, 08/22/22	150	145,713
4.50%, 03/26/20[a]	250	277,976
5.65%, 05/16/18	935	1,057,676
Reynolds American Inc.
6.75%, 06/15/17	447	501,916

		5,344,474
AIRLINES — 0.06%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	236	251,922
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	83	88,371
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	34	36,118
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	432	458,362
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	90	90,959

		925,732
APPAREL — 0.00%
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	50	52,710

		52,710
AUTO MANUFACTURERS — 0.24%
American Honda Finance Corp.
1.20%, 07/14/17	650	648,844
2.25%, 08/15/19	250	251,612
PACCAR Financial Corp.
0.80%, 02/08/16	250	250,492
1.10%, 06/06/17	200	199,856
Toyota Motor Credit Corp.
1.25%, 10/05/17	600	600,347
1.75%, 05/22/17	500	508,170
2.13%, 07/18/19	200	201,052
2.63%, 01/10/23	775	765,458
3.40%, 09/15/21	200	210,332

		3,636,163
AUTO PARTS & EQUIPMENT — 0.06%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	400	428,000
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	200	208,295
4.25%, 03/01/21	200	214,550

		850,845

206

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

BANKS — 8.96%
Abbey National Treasury Services PLC/London
1.65%, 09/29/17	$400	$401,552
4.00%, 04/27/16	300	312,815
4.00%, 03/13/24	250	261,327
American Express Centurion Bank
5.95%, 06/12/17	300	332,796
Associated Banc-Corp.
5.13%, 03/28/16 (Call 02/28/16)	100	105,060
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	500	501,707
1.45%, 05/15/18	500	496,233
Banco do Brasil SA
3.88%, 10/10/22	400	373,520
Bank of America Corp.
2.00%, 01/11/18	1,100	1,107,444
2.60%, 01/15/19	600	608,092
3.30%, 01/11/23	500	500,145
3.63%, 03/17/16	500	516,877
4.13%, 01/22/24	1,000	1,054,465
4.20%, 08/26/24	405	412,915
5.42%, 03/15/17	1,000	1,080,341
5.63%, 07/01/20	950	1,088,584
5.65%, 05/01/18	910	1,019,623
5.70%, 05/02/17	150	163,417
5.70%, 01/24/22[a]	1,225	1,423,845
6.05%, 05/16/16	600	640,012
6.40%, 08/28/17	200	224,960
6.50%, 08/01/16	3,000	3,260,836
6.50%, 07/15/18	100	114,832
6.88%, 04/25/18	350	405,990
7.63%, 06/01/19[a]	262	318,998
Bank of America N.A.
5.30%, 03/15/17	500	540,943
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	250	250,254
1.45%, 04/09/18 (Call 03/09/18)	600	595,023
2.38%, 01/25/19 (Call 12/25/18)	250	253,103
2.50%, 01/11/17	200	206,254
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)[a]	600	594,942
2.10%, 08/01/18	180	181,873
2.10%, 01/15/19 (Call 12/15/18)	250	250,914
2.20%, 05/15/19 (Call 04/15/19)	200	201,205
2.30%, 07/28/16	600	613,460
2.30%, 09/11/19 (Call 08/11/19)	150	150,964
3.40%, 05/15/24 (Call 04/15/24)	240	243,948
Bank of Nova Scotia (The)
1.10%, 12/13/16	500	501,273
1.30%, 07/21/17	250	250,328
2.05%, 10/30/18	1,000	1,006,182
4.38%, 01/13/21	150	166,076
Barclays Bank PLC
2.50%, 02/20/19[a]	700	709,673
3.75%, 05/15/24	250	256,705
5.13%, 01/08/20	900	1,017,787
Barclays PLC
2.75%, 11/08/19	200	201,147
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	300,390
2.15%, 03/22/17 (Call 02/22/17)	225	229,583

Security	Principal (000s)	Value

3.20%, 03/15/16 (Call 02/16/16)	$250	$257,159
3.95%, 03/22/22 (Call 02/22/22)	100	105,492
6.85%, 04/30/19	162	193,478
BNP Paribas SA
2.38%, 09/14/17[a]	550	561,275
2.45%, 03/17/19[a]	500	507,241
4.25%, 10/15/24[a]	200	203,292
5.00%, 01/15/21	800	903,381
BPCE SA
2.50%, 12/10/18	250	253,595
2.50%, 07/15/19	250	253,219
4.00%, 04/15/24[a]	250	261,626
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)[a]	250	248,511
2.85%, 04/01/21 (Call 03/01/21)	500	506,188
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)[a]	200	200,028
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	200	204,333
6.15%, 09/01/16	300	325,288
6.75%, 09/15/17	226	256,758
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	400	395,458
2.40%, 09/05/19 (Call 08/15/19)	250	249,602
2.95%, 07/23/21	400	398,704
Citigroup Inc.
1.25%, 01/15/16	32	32,145
1.55%, 08/14/17	250	249,806
1.70%, 07/25/16	200	201,748
1.75%, 05/01/18[a]	500	498,263
1.85%, 11/24/17	250	251,382
2.50%, 07/29/19	350	352,682
2.55%, 04/08/19	1,100	1,115,643
3.50%, 05/15/23[a]	800	785,295
3.88%, 10/25/23[a]	675	702,295
4.45%, 01/10/17	1,575	1,676,163
4.50%, 01/14/22	250	273,946
5.50%, 02/15/17	100	108,463
6.13%, 05/15/18	835	950,784
8.50%, 05/22/19	512	644,877
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	85	84,173
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	250	253,215
2.30%, 09/06/19	250	251,740
2.50%, 09/20/18[a]	500	511,593
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	251,715
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	1,000	1,014,782
3.38%, 01/19/17	725	759,220
3.95%, 11/09/22	500	512,484
4.50%, 01/11/21	725	804,274
CorpBanca SA
3.88%, 09/22/19[b]	400	406,040
Credit Suisse/New York NY
2.30%, 05/28/19[a]	250	250,795
3.63%, 09/09/24	750	763,555
5.40%, 01/14/20	200	225,599
6.00%, 02/15/18	950	1,065,649
Deutsche Bank AG/London
2.50%, 02/13/19[a]	500	507,887
3.25%, 01/11/16	250	256,723

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

3.70%, 05/30/24[a]	$715	$731,377
6.00%, 09/01/17	448	499,925
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	200	200,749
4.30%, 01/16/24 (Call 12/16/23)[a]	200	210,002
5.45%, 01/15/17	526	567,861
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	400	403,604
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	375	386,488
3.85%, 07/08/24 (Call 04/08/24)[a]	150	153,368
4.00%, 03/03/24	1,150	1,189,960
5.25%, 07/27/21[a]	700	789,154
5.35%, 01/15/16	560	587,995
5.63%, 01/15/17	900	974,110
5.75%, 01/24/22[a]	1,400	1,619,092
5.95%, 01/18/18	2,000	2,242,715
6.15%, 04/01/18	965	1,092,311
7.50%, 02/15/19[a]	500	599,734
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	350	387,307
HSBC Holdings PLC
4.00%, 03/30/22	550	589,093
4.25%, 03/14/24	200	207,524
5.10%, 04/05/21	200	227,240
HSBC USA Inc.
2.38%, 11/13/19	200	201,677
2.63%, 09/24/18	800	820,777
3.50%, 06/23/24	300	308,217
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	249,943
Intesa Sanpaolo SpA
3.13%, 01/15/16	300	306,032
3.88%, 01/15/19	750	781,010
JPMorgan Chase & Co.
1.35%, 02/15/17	250	250,383
1.63%, 05/15/18[a]	1,300	1,293,047
1.80%, 01/25/18	500	502,209
2.00%, 08/15/17	300	304,367
2.20%, 10/22/19	700	696,283
2.35%, 01/28/19[a]	250	252,920
3.15%, 07/05/16	600	620,320
3.20%, 01/25/23	550	551,337
3.25%, 09/23/22[a]	450	454,776
3.38%, 05/01/23	1,150	1,130,875
3.45%, 03/01/16	450	464,437
3.88%, 02/01/24	750	784,116
4.25%, 10/15/20	500	540,253
4.35%, 08/15/21	500	542,428
4.50%, 01/24/22	600	657,669
4.63%, 05/10/21	100	110,404
6.00%, 01/15/18	800	902,715
6.13%, 06/27/17	200	222,558
6.30%, 04/23/19	262	305,734
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,118,454
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	500,685
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	201,092
5.10%, 03/24/21	400	450,532

Security	Principal (000s)	Value

KfW
0.88%, 09/05/17[a]	$4,300	$4,298,084
2.00%, 06/01/16	4,600	4,708,847
2.13%, 01/17/23	2,350	2,339,672
2.63%, 01/25/22	1,025	1,064,473
2.75%, 10/01/20[a]	1,300	1,365,030
4.88%, 01/17/17	842	917,108
Series G
4.38%, 03/15/18	1,247	1,376,566
Korea Development Bank (The)
3.50%, 08/22/17	1,000	1,047,880
3.88%, 05/04/17	200	211,053
Korea Finance Corp.
4.63%, 11/16/21	200	222,054
Landwirtschaftliche Rentenbank
1.00%, 04/04/18[a]	950	944,533
1.88%, 09/17/18	600	612,345
5.00%, 11/08/16[a]	317	343,730
Lloyds Bank PLC
2.35%, 09/05/19	400	402,056
4.20%, 03/28/17	500	533,819
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	745,830
Morgan Stanley
1.75%, 02/25/16[a]	750	756,752
2.13%, 04/25/18[a]	200	201,110
2.38%, 07/23/19	500	499,114
2.50%, 01/24/19	300	302,888
3.70%, 10/23/24[a]	400	405,441
3.80%, 04/29/16[a]	900	933,755
4.10%, 05/22/23[a]	200	203,215
4.88%, 11/01/22	750	805,951
5.45%, 01/09/17	500	541,873
5.50%, 07/24/20	200	227,400
5.75%, 10/18/16	473	512,309
5.75%, 01/25/21	950	1,097,093
6.63%, 04/01/18	1,103	1,267,240
7.30%, 05/13/19	512	615,236
Series F
3.88%, 04/29/24	850	873,593
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	1,000	1,020,384
National Australia Bank Ltd./New York
2.30%, 07/25/18	250	254,525
National City Corp.
6.88%, 05/15/19	776	919,905
Northern Trust Corp.
3.38%, 08/23/21	100	105,413
3.45%, 11/04/20	50	53,152
Oesterreichische Kontrollbank AG
1.13%, 05/29/18[a]	200	199,174
2.00%, 06/03/16	375	383,764
5.00%, 04/25/17	700	769,296
PNC Bank N.A.
1.30%, 10/03/16 (Call 09/03/16)[c]	750	755,694
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	500	511,969
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	700	719,600
4.38%, 08/11/20[c]	300	329,587
Royal Bank of Canada
1.50%, 01/16/18	500	500,832
2.20%, 07/27/18	500	509,440
2.30%, 07/20/16	650	665,458
2.88%, 04/19/16	350	361,773

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	$400	$417,207
5.63%, 08/24/20	500	570,438
6.13%, 01/11/21	200	235,931
State Street Corp.
2.88%, 03/07/16	500	514,759
3.70%, 11/20/23[a]	250	261,355
4.38%, 03/07/21	400	443,349
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	250	248,921
1.50%, 01/18/18	500	494,469
2.50%, 07/19/18	500	507,741
3.95%, 01/10/24	250	266,018
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	250	250,108
7.25%, 03/15/18	262	300,462
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	104,071
Svenska Handelsbanken AB
2.50%, 01/25/19	250	255,903
2.88%, 04/04/17[a]	250	259,585
3.13%, 07/12/16	750	777,124
Toronto-Dominion Bank (The)
1.13%, 05/02/17	1,400	1,397,530
2.13%, 07/02/19	150	150,128
2.38%, 10/19/16	700	719,060
2.50%, 07/14/16	100	102,708
U.S. Bancorp/MN
1.65%, 05/15/17 (Call 04/15/17)	500	505,845
3.70%, 01/30/24 (Call 12/29/23)[a]	500	523,750
4.13%, 05/24/21 (Call 04/23/21)	100	109,267
Series F
2.20%, 11/15/16 (Call 10/14/16)	200	204,722
3.60%, 09/11/24 (Call 08/11/24)	250	254,186
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	450	450,817
UBS AG/Stamford CT
2.38%, 08/14/19	250	251,771
5.75%, 04/25/18	700	790,652
5.88%, 12/20/17	410	460,981
Series 10
5.88%, 07/15/16	500	536,315
Wachovia Corp.
5.63%, 10/15/16	550	595,094
5.75%, 06/15/17	1,010	1,122,445
5.75%, 02/01/18	200	225,821

Wells Fargo & Co.
1.50%, 01/16/18	2,100	2,099,656
2.13%, 04/22/19[a]	450	451,685
3.30%, 09/09/24	500	503,082
4.60%, 04/01/21	425	473,130
Series M
3.45%, 02/13/23	750	753,944
Wells Fargo Bank N.A.
6.00%, 11/15/17	500	563,271
Westpac Banking Corp.
2.00%, 08/14/17	1,500	1,523,813
4.88%, 11/19/19	575	643,677

		136,437,643

Security	Principal (000s)	Value

BEVERAGES — 0.67%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	$500	$496,265
2.15%, 02/01/19	250	251,237
3.70%, 02/01/24	500	518,680
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[a]	450	451,108
2.50%, 07/15/22	450	436,393
5.38%, 01/15/20	400	456,916
7.75%, 01/15/19	500	609,315
Beam Suntory Inc.
5.38%, 01/15/16	54	56,590
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	236,646
Coca-Cola Co. (The)
1.80%, 09/01/16	500	509,256
2.45%, 11/01/20[a]	600	608,100
3.30%, 09/01/21	500	521,037
5.35%, 11/15/17	525	587,115
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	500	505,131
Diageo Capital PLC
1.50%, 05/11/17	200	201,252
2.63%, 04/29/23 (Call 01/29/23)	250	242,790
5.75%, 10/23/17	500	560,581
Diageo Investment Corp.
2.88%, 05/11/22	250	250,488
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	102,383
3.20%, 11/15/21 (Call 08/15/21)	200	203,690
PepsiCo Inc.
1.25%, 08/13/17	375	374,115
2.25%, 01/07/19 (Call 12/07/18)[a]	675	683,695
2.75%, 03/05/22	200	198,749
3.13%, 11/01/20	100	103,666
3.60%, 03/01/24 (Call 12/01/23)[a]	400	417,340
7.90%, 11/01/18	500	611,536

		10,194,074
BIOTECHNOLOGY — 0.27%
Amgen Inc.
2.13%, 05/15/17	500	508,122
2.20%, 05/22/19 (Call 04/22/19)	750	747,928
2.30%, 06/15/16	150	152,940
3.88%, 11/15/21 (Call 08/15/21)	400	419,993
5.70%, 02/01/19	212	240,158
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	107,396
Celgene Corp.
2.25%, 05/15/19	400	399,573
3.25%, 08/15/22	100	100,570
3.95%, 10/15/20	100	106,435
4.00%, 08/15/23	250	259,385
Gilead Sciences Inc.
2.05%, 04/01/19	200	200,616
3.05%, 12/01/16	300	312,067
3.50%, 02/01/25 (Call 11/01/24)	145	148,717
3.70%, 04/01/24 (Call 01/01/24)	300	311,848
4.50%, 04/01/21 (Call 01/01/21)	100	110,357

		4,126,105

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

BUILDING MATERIALS — 0.06%
CRH America Inc.
6.00%, 09/30/16	$700	$759,133
8.13%, 07/15/18	100	120,496
Owens Corning
9.00%, 06/15/19	27	32,934

		912,563
CHEMICALS — 0.67%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	50	48,924
Air Products & Chemicals Inc.
2.00%, 08/02/16	250	254,909
3.35%, 07/31/24 (Call 04/30/24)	250	252,507
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	300	296,653
2.90%, 11/15/22 (Call 08/15/22)	250	244,843
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	100	100,889
CF Industries Inc.
7.13%, 05/01/20	350	420,990
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	250	247,929
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	600	590,565
4.25%, 11/15/20 (Call 08/15/20)[a]	300	323,533
5.70%, 05/15/18	200	224,550
8.55%, 05/15/19	400	504,220
E.I. du Pont de Nemours & Co.
3.63%, 01/15/21[a]	300	317,720
4.25%, 04/01/21	425	465,028
6.00%, 07/15/18	100	114,832
Eastman Chemical Co.
2.40%, 06/01/17	200	203,762
2.70%, 01/15/20 (Call 12/15/19)	45	45,582
3.00%, 12/15/15	200	204,515
3.60%, 08/15/22 (Call 05/15/22)	150	153,595
Ecolab Inc.
3.00%, 12/08/16	600	621,932
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	250	259,546
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	600	660,755
5.75%, 04/15/24 (Call 01/15/24)	250	291,150
6.00%, 11/15/21 (Call 08/17/21)	200	233,776
Monsanto Co.
1.15%, 06/30/17	500	498,997
2.13%, 07/15/19	115	115,149
3.38%, 07/15/24 (Call 04/15/24)[a]	85	86,089
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	150	155,446
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300	354,388
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	200	200,871
3.60%, 11/15/20	200	210,344
Praxair Inc.
1.05%, 11/07/17	500	496,426
3.00%, 09/01/21	100	102,175
4.05%, 03/15/21	100	108,084

Security	Principal (000s)	Value

4.50%, 08/15/19	$256	$284,535
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	246,647
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	52,016
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	158,756

		10,152,628
COMMERCIAL SERVICES — 0.14%
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	197,969
MasterCard Inc.
2.00%, 04/01/19[a]	50	50,030
3.38%, 04/01/24	375	387,119
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)[a]	450	490,865
5.50%, 09/01/20	100	113,644
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	250	253,505
4.25%, 08/15/24 (Call 05/15/24)	100	102,223
Western Union Co. (The)
5.25%, 04/01/20[a]	516	567,401

		2,162,756
COMPUTERS — 0.72%
Apple Inc.
1.00%, 05/03/18	800	788,147
1.05%, 05/05/17[a]	600	601,449
2.10%, 05/06/19[a]	600	606,472
2.40%, 05/03/23	450	438,705
2.85%, 05/06/21	200	204,806
3.45%, 05/06/24	255	265,734
Computer Sciences Corp.
4.45%, 09/15/22[a]	50	51,337
6.50%, 03/15/18	450	500,366
EMC Corp./MA
1.88%, 06/01/18	475	472,919
2.65%, 06/01/20	250	249,046
3.38%, 06/01/23 (Call 03/01/23)	250	248,710
Hewlett-Packard Co.
2.60%, 09/15/17	900	920,497
2.65%, 06/01/16	150	153,239
4.05%, 09/15/22	89	90,812
4.30%, 06/01/21	200	211,069
4.65%, 12/09/21[a]	350	371,605
5.50%, 03/01/18	501	558,319
International Business Machines Corp.
1.63%, 05/15/20	500	483,407
1.95%, 07/22/16	300	306,341
2.90%, 11/01/21[a]	850	876,074
3.38%, 08/01/23	500	512,067
3.63%, 02/12/24[a]	225	233,915
5.70%, 09/14/17	750	840,451
NetApp Inc.
2.00%, 12/15/17	250	252,663
3.25%, 12/15/22 (Call 09/15/22)	300	295,908
3.38%, 06/15/21 (Call 04/15/21)	45	45,312
Seagate HDD Cayman
3.75%, 11/15/18[b]	175	180,250

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

4.75%, 06/01/23	$200	$210,000

		10,969,620
COSMETICS & PERSONAL CARE — 0.12%
Colgate-Palmolive Co.
1.30%, 01/15/17	200	201,555
2.30%, 05/03/22	400	393,391
2.95%, 11/01/20	150	156,588
Procter & Gamble Co. (The)
1.45%, 08/15/16	425	430,878
1.60%, 11/15/18	250	249,950
1.90%, 11/01/19	110	110,281
4.70%, 02/15/19	200	223,858

		1,766,501
DISTRIBUTION & WHOLESALE — 0.04%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	150	156,179
5.13%, 03/01/21	250	274,150
Ingram Micro Inc.
5.25%, 09/01/17	100	108,850

		539,179
DIVERSIFIED FINANCIAL SERVICES — 1.74%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)[a]	125	127,701
4.25%, 09/15/24 (Call 06/15/24)	500	505,252
5.63%, 04/01/17	250	269,190
Alterra Finance LLC
6.25%, 09/30/20	100	116,649
American Express Co.
1.55%, 05/22/18	500	494,886
2.65%, 12/02/22[a]	175	170,725
6.15%, 08/28/17	250	280,895
6.80%, 09/01/66 (Call 09/01/16)[d]	268	284,080
7.00%, 03/19/18	242	281,666
American Express Credit Corp.
2.13%, 03/18/19	300	300,607
2.25%, 08/15/19	250	251,051
2.38%, 03/24/17	650	666,935
2.80%, 09/19/16	500	517,073

Ameriprise Financial Inc.
4.00%, 10/15/23	360	380,782
5.30%, 03/15/20	150	171,198
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	499,291
3.38%, 02/15/23	250	247,857
Charles Schwab Corp. (The)
0.85%, 12/04/15	250	250,594
3.23%, 09/01/22	262	266,122
Credit Suisse USA Inc.
5.38%, 03/02/16	598	631,538
Discover Financial Services
3.85%, 11/21/22	575	585,058
3.95%, 11/06/24 (Call 08/06/24)	200	202,971
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	498,313
1.70%, 05/09/16	800	805,879
2.38%, 01/16/18	200	202,653

Security	Principal (000s)	Value

2.60%, 11/04/19	$500	$501,647
4.25%, 02/03/17	1,000	1,056,575
4.25%, 09/20/22	200	212,465
4.38%, 08/06/23[a]	200	213,526
8.13%, 01/15/20	750	941,132
Franklin Resources Inc.
2.80%, 09/15/22	250	247,994
General Electric Capital Corp.
1.63%, 04/02/18[a]	500	502,589
2.95%, 05/09/16	450	464,382
3.10%, 01/09/23	650	658,118
3.45%, 05/15/24 (Call 02/13/24)[a]	100	103,225
4.65%, 10/17/21	400	449,570
5.00%, 01/08/16	640	670,805
5.30%, 02/11/21	650	742,769
5.40%, 02/15/17	100	109,506
5.63%, 09/15/17	2,200	2,459,148
5.63%, 05/01/18	1,162	1,316,673
6.00%, 08/07/19	1,012	1,188,357
HSBC Finance Corp.
5.50%, 01/19/16	350	368,260
6.68%, 01/15/21	444	525,228
Intercontinental Exchange Inc.
2.50%, 10/15/18	150	152,919
4.00%, 10/15/23	100	105,378
International Lease Finance Corp.
7.13%, 09/01/18[b]	500	568,100
Invesco Finance PLC
4.00%, 01/30/24	250	262,812
Jefferies Group LLC
5.13%, 01/20/23[a]	200	214,830
8.50%, 07/15/19	462	569,644
Lazard Group LLC
4.25%, 11/14/20	250	266,142
Legg Mason Inc.
3.95%, 07/15/24	255	261,868
Murray Street Investment Trust I
4.65%, 03/09/17[e]	150	160,409
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	150	152,933
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	250	249,648
2.30%, 11/15/19 (Call 10/15/19)	200	199,950
3.05%, 02/15/22 (Call 11/15/21)	250	252,731
3.40%, 11/15/23 (Call 08/15/23)	150	153,004
Nomura Holdings Inc.
2.00%, 09/13/16	700	707,450
6.70%, 03/04/20	225	268,403
ORIX Corp.
5.00%, 01/12/16	250	260,383

		26,547,539
ELECTRIC — 1.36%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	350	344,792
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	300	299,300
2.95%, 12/15/22 (Call 09/15/22)	250	243,078
Appalachian Power Co.
7.95%, 01/15/20	100	126,017
Arizona Public Service Co.
8.75%, 03/01/19	250	317,416

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	$250	$250,416
3.75%, 11/15/23 (Call 08/15/23)	250	256,634
5.75%, 04/01/18	300	337,590
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	264,504
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	239,805
CMS Energy Corp.
6.25%, 02/01/20	200	232,182
6.55%, 07/17/17	150	167,714
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	100	100,122
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	250	252,595
5.85%, 04/01/18[a]	271	307,051
6.65%, 04/01/19	100	118,725
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	199,391
3.13%, 08/31/24 (Call 05/31/24)	150	149,746
3.38%, 08/15/23 (Call 05/15/23)	225	230,488
Dominion Resources Inc./VA
1.25%, 03/15/17	325	323,619
2.50%, 12/01/19 (Call 11/01/19)	200	201,060
4.45%, 03/15/21	250	270,990
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	150	157,501
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	55,318
Series C
3.50%, 06/01/24 (Call 03/01/24)	100	100,826
Duke Energy Corp.
1.63%, 08/15/17	250	250,499
2.10%, 06/15/18 (Call 05/15/18)	300	302,448
3.05%, 08/15/22 (Call 05/15/22)	100	99,551
3.55%, 09/15/21 (Call 06/15/21)[a]	150	155,628
5.05%, 09/15/19	262	294,293
Duke Energy Florida Inc.
4.55%, 04/01/20	45	49,803
Duke Energy Indiana Inc.
3.75%, 07/15/20	200	212,976
Duke Energy Progress Inc.
3.00%, 09/15/21 (Call 06/15/21)	150	153,173
Edison International
3.75%, 09/15/17	450	476,163
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	325	338,048
3.75%, 02/15/21 (Call 11/15/20)	200	210,967
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	100	105,349
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	650	676,232
5.20%, 10/01/19	250	276,280
6.20%, 10/01/17	100	111,220
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	150	152,635
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,655
5.29%, 06/15/22 (Call 03/15/22)[e]	75	83,861
Hydro-Quebec
2.00%, 06/30/16	800	818,290
Integrys Energy Group Inc.
4.17%, 11/01/20	50	53,134

Security	Principal (000s)	Value

Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	$50	$51,876
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	100	104,040
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)[a]	250	260,688
Nevada Power Co.
7.13%, 03/15/19	200	240,684
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19[a]	256	292,400
Nisource Finance Corp.
4.45%, 12/01/21 (Call 09/01/21)	550	597,528
5.45%, 09/15/20	100	114,612
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	225	213,484
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	240,039
Oglethorpe Power Corp.
6.10%, 03/15/19	100	114,967
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)[b]	435	434,347
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	99,673
3.40%, 08/15/24 (Call 05/15/24)	230	230,080
8.25%, 10/15/18	600	725,678
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	100	107,237
Portland General Electric Co.
6.10%, 04/15/19	100	115,694
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	207,420
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	75	77,328
4.20%, 06/15/22 (Call 03/15/22)	100	104,829
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	152,180
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	250	251,652
4.40%, 01/15/21 (Call 10/15/20)	450	490,125
PSEG Power LLC
2.75%, 09/15/16	100	102,980
4.15%, 09/15/21 (Call 06/15/21)	150	157,483
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	400	411,911
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	109,205
Public Service Electric & Gas Co.
3.15%, 08/15/24 (Call 05/15/24)	250	250,088
Series I
1.80%, 06/01/19 (Call 05/01/19)	500	493,057
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	204,078
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	51,454
4.75%, 05/15/21 (Call 02/15/21)	150	160,420
Southern Co. (The)
1.30%, 08/15/17	105	104,641
2.15%, 09/01/19 (Call 08/01/19)	500	497,634
Southwestern Electric Power Co.
6.45%, 01/15/19	162	186,669
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	153,888

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	$250	$242,661
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	275	275,974
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	75	83,404
UIL Holdings Corp.
4.63%, 10/01/20	100	106,128
Union Electric Co.
6.70%, 02/01/19	262	310,002
Virginia Electric and Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	100,524
3.45%, 02/15/24 (Call 11/15/23)[a]	250	257,278
5.95%, 09/15/17	500	560,550
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)[a]	200	203,031

		20,671,706
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
4.88%, 10/15/19	145	163,645
5.25%, 10/15/18	255	287,909
Energizer Holdings Inc.
4.70%, 05/19/21[a]	300	307,635
4.70%, 05/24/22	200	205,513

		964,702
ELECTRONICS — 0.23%
Agilent Technologies Inc.
5.00%, 07/15/20	100	109,973
6.50%, 11/01/17	37	41,404
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	100	101,643
4.00%, 02/01/22 (Call 11/01/21)	50	52,956
Avnet Inc.
4.88%, 12/01/22[a]	250	265,104
5.88%, 06/15/20	150	168,233
Honeywell International Inc.
3.35%, 12/01/23	250	260,355
5.00%, 02/15/19	175	196,407
5.30%, 03/01/18	262	293,148
Jabil Circuit Inc.
4.70%, 09/15/22[a]	250	251,840
Koninklijke Philips NV
3.75%, 03/15/22	400	415,625
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	150	161,071
Tech Data Corp.
3.75%, 09/21/17	40	41,812
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	25	25,093
3.20%, 03/01/16	600	617,617
3.60%, 08/15/21 (Call 05/15/21)	200	206,098
4.15%, 02/01/24 (Call 11/01/23)	250	261,464
4.50%, 03/01/21	50	54,108

		3,523,951

Security	Principal (000s)	Value

ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	$250	$250,654
Fluor Corp.
3.38%, 09/15/21	200	207,743

		458,397
ENTERTAINMENT — 0.02%
International Game Technology
7.50%, 06/15/19	250	277,174

		277,174
ENVIRONMENTAL CONTROL — 0.12%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	100	102,934
5.00%, 03/01/20[a]	400	446,703
5.25%, 11/15/21	250	285,148
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	250	253,041
4.60%, 03/01/21 (Call 12/01/20)	350	385,271
6.10%, 03/15/18	150	170,219
7.38%, 03/11/19	100	120,535

		1,763,851
FOOD — 0.62%
Campbell Soup Co.
3.05%, 07/15/17	200	207,787
ConAgra Foods Inc.
1.90%, 01/25/18	500	498,397
3.25%, 09/15/22	250	244,501
Delhaize Group SA
4.13%, 04/10/19	250	264,493
6.50%, 06/15/17	75	83,552
General Mills Inc.
2.20%, 10/21/19	250	249,247
3.65%, 02/15/24 (Call 11/15/23)	250	256,822
5.70%, 02/15/17	200	219,624
Hershey Co. (The)
1.50%, 11/01/16	200	201,843
4.13%, 12/01/20	250	274,328
Ingredion Inc.
4.63%, 11/01/20	50	53,853
Kellogg Co.
1.88%, 11/17/16	150	152,357
3.25%, 05/21/18	200	210,027
4.00%, 12/15/20	450	484,859
4.45%, 05/30/16	300	315,420
Kraft Foods Group Inc.
2.25%, 06/05/17	800	816,540
3.50%, 06/06/22	250	256,731
Kroger Co. (The)
2.20%, 01/15/17	300	305,764
2.95%, 11/01/21 (Call 10/01/21)	200	198,341
4.00%, 02/01/24 (Call 11/01/23)[a]	250	260,562
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	200	214,018
Mondelez International Inc.
4.13%, 02/09/16	375	389,433

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.38%, 02/10/20	$100	$113,833
6.13%, 02/01/18	779	883,386
6.13%, 08/23/18	275	314,955
Safeway Inc.
3.95%, 08/15/20	200	202,250
Sysco Corp.
2.60%, 06/12/22	250	245,864
3.50%, 10/02/24 (Call 07/02/24)	250	256,866
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	550	565,500
Unilever Capital Corp.
0.85%, 08/02/17	500	495,687
4.25%, 02/10/21	250	277,740

		9,514,580
FOREST PRODUCTS & PAPER — 0.10%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	250	257,175
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	200	204,946
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	250	248,293
4.75%, 02/15/22 (Call 11/15/21)[a]	450	489,509
7.95%, 06/15/18	262	311,980

		1,511,903
GAS — 0.10%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	207,395
Atmos Energy Corp.
8.50%, 03/15/19	200	250,960
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	246,055
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	25	25,936
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	250	263,272
6.50%, 06/01/16	112	120,828
9.80%, 02/15/19	150	193,756
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	250	251,732

		1,559,934
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	380	395,237

		395,237
HEALTH CARE — PRODUCTS — 0.38%
Baxter International Inc.
2.40%, 08/15/22	500	481,307
3.20%, 06/15/23 (Call 03/15/23)	150	151,140
4.25%, 03/15/20	200	217,179
4.50%, 08/15/19	200	219,462
Becton, Dickinson and Co.
3.13%, 11/08/21	350	351,286
3.25%, 11/12/20[a]	100	101,323

Security	Principal (000s)	Value

Boston Scientific Corp.
2.65%, 10/01/18	$100	$100,634
6.00%, 01/15/20	400	456,462
CareFusion Corp.
1.45%, 05/15/17	30	29,871
3.88%, 05/15/24 (Call 02/15/24)[a]	155	157,763
Covidien International Finance SA
6.00%, 10/15/17	450	506,993
Life Technologies Corp.
6.00%, 03/01/20	450	519,706
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	500	480,959
3.13%, 03/15/22 (Call 12/15/21)	300	301,877
4.13%, 03/15/21 (Call 12/15/20)	400	431,667
4.45%, 03/15/20	400	439,962
St. Jude Medical Inc.
2.50%, 01/15/16	100	101,937
Stryker Corp.
1.30%, 04/01/18	275	270,523
2.00%, 09/30/16	100	101,840
3.38%, 05/15/24 (Call 02/15/24)	100	99,834
Zimmer Holdings Inc.
3.38%, 11/30/21 (Call 08/30/21)	200	203,385

		5,725,110
HEALTH CARE — SERVICES — 0.34%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	250	242,227
3.95%, 09/01/20	100	106,859
4.13%, 06/01/21 (Call 03/01/21)	300	320,958
Anthem Inc.
1.88%, 01/15/18	250	250,980
Cigna Corp.
2.75%, 11/15/16	100	103,157
4.00%, 02/15/22 (Call 11/15/21)	100	105,300
4.38%, 12/15/20 (Call 09/15/20)	100	108,059
4.50%, 03/15/21 (Call 12/15/20)	300	325,279
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	171,427
Dignity Health
2.64%, 11/01/19	100	101,299
Humana Inc.
2.63%, 10/01/19	45	45,284
3.15%, 12/01/22 (Call 09/01/22)	250	245,731
3.85%, 10/01/24 (Call 07/01/24)	100	100,431
Laboratory Corp. of America Holdings
2.20%, 08/23/17[a]	550	556,131
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	250	253,011
4.70%, 04/01/21	150	161,680
UnitedHealth Group Inc.
1.40%, 10/15/17	250	250,990
2.88%, 03/15/22 (Call 12/15/21)	100	100,504
2.88%, 03/15/23	300	297,355
4.70%, 02/15/21 (Call 11/15/20)	200	223,320
6.00%, 06/15/17	250	279,856
WellPoint Inc.
3.30%, 01/15/23	200	199,352
3.50%, 08/15/24 (Call 05/15/24)	200	200,069
3.70%, 08/15/21 (Call 05/15/21)	275	286,293
4.35%, 08/15/20	100	108,308

		5,143,860

214

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

HOLDING COMPANIES — DIVERSIFIED — 0.02%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	$200	$200,988
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	65	68,500

		269,488
HOME FURNISHINGS — 0.03%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	101,254
Whirlpool Corp.
1.65%, 11/01/17	120	120,105
4.85%, 06/15/21[a]	250	274,694

		496,053
HOUSEHOLD PRODUCTS & WARES — 0.07%
Clorox Co. (The)
3.80%, 11/15/21	300	315,434
Kimberly-Clark Corp.
1.90%, 05/22/19	310	310,991
6.13%, 08/01/17	256	288,560
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	106,415

		1,021,400
HOUSEWARES — 0.02%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	255	256,980

		256,980
INSURANCE — 1.04%
ACE INA Holdings Inc.
2.70%, 03/13/23	450	439,649
Aflac Inc.
3.63%, 11/15/24	335	340,871
4.00%, 02/15/22	200	213,595
Allstate Corp. (The)
6.13%, 05/15/67 (Call 05/15/17)[d]	50	53,250
American International Group Inc.
4.88%, 06/01/22	300	335,061
5.60%, 10/18/16	673	727,717
5.85%, 01/16/18	1,250	1,406,988
6.40%, 12/15/20	325	389,481
Aon Corp.
3.13%, 05/27/16	100	102,992
5.00%, 09/30/20	200	224,022
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	50	50,215
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,199
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	800	809,097
5.40%, 05/15/18[a]	1,250	1,408,821
Berkshire Hathaway Inc.
1.90%, 01/31/17[a]	500	509,832
2.10%, 08/14/19	300	302,343

Security	Principal (000s)	Value

Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[d]	$250	$271,250
CNA Financial Corp.
5.88%, 08/15/20	75	86,119
6.50%, 08/15/16	250	272,015
Fidelity National Financial Inc.
5.50%, 09/01/22	500	544,463
First American Financial Corp.
4.60%, 11/15/24	100	102,035
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	250	280,578
5.38%, 03/15/17	250	271,835
6.30%, 03/15/18	100	113,702
Lincoln National Corp.
8.75%, 07/01/19	400	506,517
Markel Corp.
5.35%, 06/01/21	200	225,110
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	250	253,058
MetLife Inc.
1.76%, 12/15/17	150	151,244
3.05%, 12/15/22	225	225,222
4.75%, 02/08/21	200	222,658
Series D
4.37%, 09/15/23	300	324,783
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	100	102,567
Principal Financial Group Inc.
1.85%, 11/15/17	500	502,164
Progressive Corp. (The)
3.75%, 08/23/21	100	106,763
Prudential Financial Inc.
2.35%, 08/15/19	500	500,985
3.00%, 05/12/16	150	154,446
3.50%, 05/15/24	400	403,350
4.50%, 11/16/21	600	652,380
5.88%, 09/15/42 (Call 09/15/22)[a,d]	300	316,500
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	221,031
Travelers Companies Inc. (The)
6.25%, 06/20/16	262	283,508
Trinity Acquisition PLC
4.63%, 08/15/23	250	261,087
Unum Group
4.00%, 03/15/24[a]	350	358,298
Voya Financial Inc.
5.50%, 07/15/22	250	282,374
Willis Group Holdings PLC
5.75%, 03/15/21	100	111,905
WR Berkley Corp.
4.63%, 03/15/22	200	215,081
XLIT Ltd.
5.75%, 10/01/21	200	231,130

		15,893,291
INTERNET — 0.27%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	430	429,369
3.13%, 11/28/21 (Call 09/28/21)[b]	275	274,835
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	142,792

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Baidu Inc.
2.25%, 11/28/17	$200	$201,190
3.50%, 11/28/22	300	299,055
eBay Inc.
1.35%, 07/15/17	100	99,337
3.25%, 10/15/20 (Call 07/15/20)	450	458,230
3.45%, 08/01/24 (Call 05/01/24)[a]	400	392,701
Expedia Inc.
5.95%, 08/15/20	600	673,500
Google Inc.
2.13%, 05/19/16	200	204,615
3.38%, 02/25/24	425	443,497
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[a]	500	506,792

		4,125,913

IRON & STEEL — 0.12%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	250	251,282
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	261,914
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	352,473
Vale Overseas Ltd.
4.38%, 01/11/22[a]	575	571,833
6.25%, 01/11/16	336	353,004

		1,790,506

LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20[a]	250	264,694

		264,694

LODGING — 0.11%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	235	230,325
Marriott International Inc./DE
3.00%, 03/01/19 (Call 12/01/18)	300	308,500
3.38%, 10/15/20 (Call 07/15/20)	100	103,631
Series N
3.13%, 10/15/21 (Call 07/15/21)	250	252,107
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	250	244,131
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	51,292
3.90%, 03/01/23 (Call 12/01/22)[a]	100	99,190
4.25%, 03/01/22 (Call 12/01/21)	450	459,408

		1,748,584

MACHINERY — 0.37%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	600	599,214
1.63%, 06/01/17[a]	250	252,738
2.25%, 12/01/19	500	503,419
3.30%, 06/09/24	100	101,674
7.15%, 02/15/19[a]	200	240,217
Series G
2.45%, 09/06/18[a]	250	255,653

Security	Principal (000s)	Value

Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)[a]	$225	$221,410
3.90%, 05/27/21	450	485,405
5.70%, 08/15/16	293	316,938
Deere & Co.
4.38%, 10/16/19	300	330,070
John Deere Capital Corp.
1.30%, 03/12/18	750	743,421
1.70%, 01/15/20	175	170,240
1.85%, 09/15/16	500	509,634
2.80%, 03/04/21	250	253,969
3.15%, 10/15/21	200	206,171
3.35%, 06/12/24	80	82,135
Joy Global Inc.
5.13%, 10/15/21[a]	50	54,618
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	244,462

		5,571,388

MANUFACTURING — 0.42%
3M Co.
1.38%, 09/29/16	250	253,135
1.63%, 06/15/19	250	248,260
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	252,583
Danaher Corp.
2.30%, 06/23/16	50	51,111
3.90%, 06/23/21 (Call 03/23/21)	350	378,543
Eaton Corp.
1.50%, 11/02/17	500	499,727
2.75%, 11/02/22	250	244,314
General Electric Co.
2.70%, 10/09/22	1,150	1,146,299
5.25%, 12/06/17	1,300	1,445,199
Illinois Tool Works Inc.
1.95%, 03/01/19	125	125,328
3.38%, 09/15/21 (Call 06/15/21)	325	340,543
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	250	293,259
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	70,172
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	200	203,582
Pentair Finance SA
2.65%, 12/01/19	250	250,522
Textron Inc.
3.65%, 03/01/21	250	256,550
4.63%, 09/21/16	100	105,796
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	45	45,925
6.55%, 10/01/17	200	226,780

		6,437,628

MEDIA — 0.96%
21st Century Fox America Inc.
3.00%, 09/15/22	400	396,814
6.90%, 03/01/19	300	355,353
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	250	252,010
3.70%, 08/15/24 (Call 05/15/24)	150	150,767
4.63%, 05/15/18	100	108,703
5.75%, 04/15/20	100	114,159

216

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	$300	$432,299
Comcast Corp.
3.13%, 07/15/22	700	716,202
6.30%, 11/15/17	100	113,703
6.50%, 01/15/17	200	222,415
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	400	412,726
3.80%, 03/15/22	250	256,308
4.45%, 04/01/24 (Call 01/01/24)	500	524,938
5.00%, 03/01/21	500	552,215
Discovery Communications LLC
3.30%, 05/15/22	500	500,140
4.38%, 06/15/21	200	213,818
NBCUniversal Media LLC
2.88%, 04/01/16	300	308,711
2.88%, 01/15/23	350	348,471
5.15%, 04/30/20	1,075	1,228,027
Scripps Networks Interactive Inc.
3.90%, 11/15/24 (Call 08/15/24)	250	254,964
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	400	403,968
6.50%, 07/15/18[a]	300	344,045
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	200	212,757
5.00%, 02/01/20[a]	450	500,383
5.85%, 05/01/17	411	452,352
6.75%, 07/01/18[a]	925	1,071,135
Time Warner Inc.
3.40%, 06/15/22	250	252,561
3.55%, 06/01/24 (Call 03/01/24)	100	100,273
4.05%, 12/15/23	300	313,503
4.88%, 03/15/20	850	935,882
Viacom Inc.
2.20%, 04/01/19	500	492,750
3.13%, 06/15/22 (Call 03/15/22)	225	220,979
3.50%, 04/01/17	150	156,960
3.88%, 04/01/24 (Call 01/01/24)	100	100,835
4.25%, 09/01/23 (Call 06/01/23)	350	364,041
Walt Disney Co. (The)
1.13%, 02/15/17	500	501,914
1.35%, 08/16/16	300	303,288
1.85%, 05/30/19[a]	200	199,783
2.55%, 02/15/22	250	248,437

		14,638,589
METAL FABRICATE & HARDWARE — 0.01%
Precision Castparts Corp.
1.25%, 01/15/18	200	198,448

		198,448
MINING — 0.54%
Barrick Gold Corp.
3.85%, 04/01/22	800	777,743
6.95%, 04/01/19[a]	425	488,889
Barrick North America Finance LLC
6.80%, 09/15/18	100	114,065
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	1,000	1,013,102
2.88%, 02/24/22[a]	400	399,457
3.25%, 11/21/21	450	464,313

Security	Principal (000s)	Value

Freeport-McMoRan Inc.
2.15%, 03/01/17	$500	$504,067
2.38%, 03/15/18	400	400,873
3.55%, 03/01/22 (Call 12/01/21)[a]	300	292,014
3.88%, 03/15/23 (Call 12/15/22)[a]	200	195,952
4.55%, 11/14/24 (Call 08/14/24)	100	101,686
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	450	422,396
Rio Tinto Finance USA Ltd.
2.25%, 09/20/16	100	102,023
3.75%, 09/20/21	50	51,527
6.50%, 07/15/18	450	518,611
9.00%, 05/01/19	225	287,576
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	500	501,621
2.25%, 12/14/18 (Call 11/14/18)	600	602,826
Southern Copper Corp.
3.50%, 11/08/22	500	493,660
Teck Resources Ltd.
3.00%, 03/01/19[a]	200	199,953
3.75%, 02/01/23 (Call 11/01/22)[a]	250	235,240
3.85%, 08/15/17	50	52,276

		8,219,870
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	250	255,547
4.75%, 01/15/16[a]	256	265,182
Xerox Corp.
4.50%, 05/15/21	425	458,388
5.63%, 12/15/19	150	170,122

		1,149,239
OIL & GAS — 2.78%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	200	197,163
5.95%, 09/15/16	306	330,998
6.38%, 09/15/17	500	562,091
Apache Corp.
1.75%, 04/15/17	500	503,376
2.63%, 01/15/23 (Call 10/15/22)[a]	100	93,888
3.63%, 02/01/21 (Call 11/01/20)	300	312,650
BP Capital Markets PLC
1.85%, 05/05/17	250	253,497
2.24%, 09/26/18	600	606,938
2.24%, 05/10/19	850	851,848
2.75%, 05/10/23	200	190,732
3.20%, 03/11/16	700	721,371
3.56%, 11/01/21	200	206,004
3.99%, 09/26/23	500	520,684
4.74%, 03/11/21	200	219,246
4.75%, 03/10/19	150	165,939
British Transco Finance Inc.
6.63%, 06/01/18	250	291,617
Canadian Natural Resources Ltd.
5.90%, 02/01/18	225	252,119
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	250	238,910

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	$1,100	$1,094,005
1.72%, 06/24/18 (Call 05/24/18)	775	781,625
2.36%, 12/05/22 (Call 09/05/22)	750	721,718
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	450	446,404
3.00%, 05/09/23[a]	500	478,131
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	250	259,920
ConocoPhillips
5.75%, 02/01/19	300	343,133
6.00%, 01/15/20	150	175,363
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	246,897
2.40%, 12/15/22 (Call 09/15/22)	325	313,975
3.35%, 11/15/24 (Call 08/15/24)	325	328,621
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	75	72,410
4.50%, 04/15/23 (Call 01/15/23)	500	510,385
5.00%, 09/15/22 (Call 03/15/17)	150	155,813
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)[a]	300	313,815
6.30%, 01/15/19	450	519,907
Ecopetrol SA
4.25%, 09/18/18[a]	650	685,750
Encana Corp.
5.90%, 12/01/17	350	389,239
Ensco PLC
3.25%, 03/15/16	300	307,982
4.70%, 03/15/21[a]	300	313,841
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	74,979
4.10%, 02/01/21	500	533,771
EQT Corp.
4.88%, 11/15/21	300	325,352
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	150	150,872
3.18%, 03/15/24 (Call 12/15/23)	250	257,347
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.13%, 06/15/19 (Call 06/15/16)[a]	325	354,250
6.63%, 05/01/21 (Call 05/01/16)	101	110,090
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	145	141,910
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	50	50,705
6.15%, 06/15/19	100	114,850
7.25%, 12/15/19	300	359,129
Marathon Oil Corp.
6.00%, 10/01/17	494	550,625
Marathon Petroleum Corp.
3.50%, 03/01/16	50	51,540
3.63%, 09/15/24 (Call 06/15/24)	115	113,867
5.13%, 03/01/21	250	276,374
Murphy Oil Corp.
2.50%, 12/01/17	500	502,462
Nabors Industries Inc.
5.00%, 09/15/20	300	318,449
9.25%, 01/15/19	400	491,778
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	524,568
Noble Holding International Ltd.
4.63%, 03/01/21[a]	200	200,843

Security	Principal (000s)	Value

Occidental Petroleum Corp.
1.75%, 02/15/17	$150	$151,694
2.50%, 02/01/16	950	969,905
2.70%, 02/15/23 (Call 11/15/22)	100	95,955
Series 1
4.10%, 02/01/21 (Call 11/01/20)	250	269,083
Petrobras Global Finance BV
3.00%, 01/15/19[a]	600	569,601
4.38%, 05/20/23[a]	1,000	931,331
6.25%, 03/17/24	750	774,148
Petrobras International Finance Co. SA
3.88%, 01/27/16	975	981,126
5.38%, 01/27/21	600	599,315
5.88%, 03/01/18[a]	1,100	1,146,683
7.88%, 03/15/19[a]	262	288,200
Petroleos Mexicanos
3.50%, 01/30/23[a]	625	607,812
4.88%, 01/24/22	625	667,969
4.88%, 01/18/24	100	106,250
5.50%, 01/21/21	400	443,500
5.75%, 03/01/18	500	551,875
8.00%, 05/03/19	250	302,187
Phillips 66
2.95%, 05/01/17	200	207,199
4.30%, 04/01/22	400	426,775
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	250	252,142
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	75	73,930
5.00%, 09/01/17	200	212,766
Shell International Finance BV
0.63%, 12/04/15	1,425	1,427,030
3.40%, 08/12/23	250	257,684
4.30%, 09/22/19	1,026	1,133,385
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	200	202,371
Statoil ASA
1.15%, 05/15/18	100	98,875
2.45%, 01/17/23	500	479,043
3.25%, 11/10/24	150	151,071
5.25%, 04/15/19	725	824,944
6.70%, 01/15/18	300	347,850
Suncor Energy Inc.
6.10%, 06/01/18	450	513,621
Sunoco Inc.
5.75%, 01/15/17[a]	200	217,700
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	96,280
Total Capital Canada Ltd.
1.45%, 01/15/18	200	199,967
Total Capital International SA
1.55%, 06/28/17[a]	500	504,307
2.88%, 02/17/22	250	249,339
3.75%, 04/10/24	250	259,691
Total Capital SA
2.13%, 08/10/18	1,300	1,321,302
2.30%, 03/15/16	200	204,323
4.13%, 01/28/21	200	216,117
Transocean Inc.
2.50%, 10/15/17	100	96,812
3.80%, 10/15/22 (Call 07/15/22)[a]	300	260,842
5.05%, 12/15/16	450	463,933
6.00%, 03/15/18	173	180,809
6.50%, 11/15/20[a]	600	596,907

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Valero Energy Corp.
6.13%, 02/01/20	$450	$515,540
XTO Energy Inc.
5.50%, 06/15/18	250	282,444
6.50%, 12/15/18	150	178,083

		42,391,482
OIL & GAS SERVICES — 0.14%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	150	153,560
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	350	368,594
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	300	307,364
3.50%, 08/01/23 (Call 05/01/23)	125	127,326
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	250	238,368
Weatherford International LLC
6.35%, 06/15/17	268	294,901
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[a]	500	495,476
5.13%, 09/15/20	150	160,191

		2,145,780
PACKAGING & CONTAINERS — 0.02%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,488
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	200	211,537
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,999

		282,024
PHARMACEUTICALS — 1.23%
Abbott Laboratories
5.13%, 04/01/19	288	323,831
AbbVie Inc.
1.75%, 11/06/17	1,575	1,584,025
2.90%, 11/06/22	100	97,805
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	600	583,934
Allergan Inc./United States
2.80%, 03/15/23 (Call 12/15/22)	450	410,845
3.38%, 09/15/20	250	252,879
AmerisourceBergen Corp.
3.40%, 05/15/24	150	151,872
AstraZeneca PLC
5.90%, 09/15/17	600	675,709
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	92,897
3.25%, 11/01/23	250	254,941
Cardinal Health Inc.
3.20%, 06/15/22	250	249,241
3.50%, 11/15/24 (Call 08/15/24)	250	250,718
Eli Lilly & Co.
1.95%, 03/15/19	250	251,279
Express Scripts Holding Co.
3.13%, 05/15/16	250	257,792
3.50%, 06/15/24 (Call 03/15/24)	300	298,898
4.75%, 11/15/21	200	220,561

Security	Principal (000s)	Value

GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	$1,458	$1,655,453
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	252,643
2.85%, 05/08/22	250	249,240
Johnson & Johnson
3.38%, 12/05/23	250	266,603
3.55%, 05/15/21	200	216,722
5.55%, 08/15/17	455	510,389
McKesson Corp.
1.40%, 03/15/18	200	197,296
2.70%, 12/15/22 (Call 09/15/22)	425	411,639
2.85%, 03/15/23 (Call 12/15/22)	250	241,089
5.70%, 03/01/17	336	367,655
Medco Health Solutions Inc.
7.13%, 03/15/18	592	689,417
Merck & Co. Inc.
2.80%, 05/18/23	800	794,293
6.00%, 09/15/17	200	226,738
Mylan Inc./PA
2.60%, 06/24/18	500	507,242
Novartis Capital Corp.
2.40%, 09/21/22	250	245,692
3.40%, 05/06/24[a]	500	516,499
Novartis Securities Investment Ltd.
5.13%, 02/10/19	412	465,720
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a]	200	205,251
Pfizer Inc.
1.50%, 06/15/18	1,000	1,000,163
3.40%, 05/15/24[a]	250	257,230
6.20%, 03/15/19	1,379	1,616,161
Sanofi
1.25%, 04/10/18	100	99,394
2.63%, 03/29/16[a]	500	513,279
4.00%, 03/29/21	200	216,896
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	204,540
2.95%, 12/18/22[a]	250	242,211
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	500	488,828
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	200	195,140

		18,810,650
PIPELINES — 0.75%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)[a]	250	230,210
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	248,092
4.15%, 07/01/23 (Call 04/01/23)	200	198,206
4.35%, 10/15/24 (Call 07/15/24)	250	249,068
4.88%, 02/01/21 (Call 11/01/20)	150	158,916
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	200	218,344
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 04/01/16)	265	292,825
DCP Midstream Operating LP
4.95%, 04/01/22 (Call 01/01/22)	200	213,582

219

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (Call 02/01/24)	$100	$99,877
5.00%, 10/01/21 (Call 07/01/21)	100	106,898
6.50%, 04/01/20	250	286,772
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	300	312,256
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	65	63,731
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	423,438
5.20%, 02/01/22 (Call 11/01/21)[a]	900	979,108
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	200	207,654
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	95	95,105
3.35%, 03/15/23 (Call 12/15/22)	750	744,844
6.50%, 01/31/19	200	232,514
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	240,188
3.50%, 03/01/16	50	51,445
3.95%, 09/01/22 (Call 06/01/22)	150	150,331
4.15%, 03/01/22[a]	200	204,192
4.25%, 09/01/24 (Call 06/01/24)[a]	110	110,293
5.95%, 02/15/18[a]	400	445,441
6.85%, 02/15/20	250	292,437
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	35	35,231
Magellan Midstream Partners LP
4.25%, 02/01/21	300	324,019
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	250	256,009
5.00%, 09/15/23 (Call 06/15/23)[a]	250	265,226
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	250	254,680
8.75%, 05/01/19	275	346,370
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	250	234,451
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	100	108,540
TC Pipelines LP
4.65%, 06/15/21 (Call 03/15/21)	50	53,380
TransCanada PipeLines Ltd.
2.50%, 08/01/22	500	475,522
6.50%, 08/15/18	450	517,521
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	75,894
4.00%, 07/01/22 (Call 04/01/22)	200	203,239
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	250	233,664
4.55%, 06/24/24 (Call 03/24/24)[a]	200	194,766
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	242,609
5.25%, 03/15/20	675	745,079

		11,421,967
REAL ESTATE — 0.01%
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	150	151,227

		151,227

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 1.08%
American Tower Corp.
3.40%, 02/15/19	$250	$255,753
3.50%, 01/31/23	425	411,877
4.50%, 01/15/18	200	213,208
4.70%, 03/15/22	450	472,754
5.00%, 02/15/24	150	159,716
5.05%, 09/01/20	150	164,007
ARC Properties Operating Partnership LP/Clark Acquisition LLC
3.00%, 02/06/19 (Call 01/06/19)[a]	400	378,004
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	245,789
3.50%, 11/15/24 (Call 08/15/24)	250	252,769
3.95%, 01/15/21 (Call 10/15/20)	50	52,967
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	400	413,415
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,012
4.13%, 05/15/21 (Call 02/15/21)	550	587,210
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	500	499,884
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	150	158,168
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	300	290,943
4.63%, 07/15/22 (Call 04/15/22)	400	426,460
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	250	274,261
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	257,651
4.38%, 06/15/22 (Call 03/15/22)	150	159,719
EPR Properties
7.75%, 07/15/20	150	181,545
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	300	330,985
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	350	343,735
5.13%, 03/15/16	111	117,049
5.38%, 08/01/16	500	535,945
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	250	255,809
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	300	296,253
3.75%, 02/01/19 (Call 11/01/18)	500	527,868
4.25%, 11/15/23 (Call 08/15/23)	400	420,037
6.70%, 01/30/18	325	372,615
Health Care REIT Inc.
3.63%, 03/15/16	50	51,667
4.13%, 04/01/19 (Call 01/01/19)	300	320,555
4.50%, 01/15/24 (Call 10/15/23)	250	263,161
4.95%, 01/15/21 (Call 10/15/20)	100	109,327
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	250	265,895
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	375	394,688
Series D
3.75%, 10/15/23 (Call 07/15/23)[a]	125	123,642
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	250	271,383
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	250	244,138
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	263,321
4.75%, 10/01/20 (Call 07/01/20)	250	272,401

220

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	$100	$113,809
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	250	258,393
ProLogis LP
4.25%, 08/15/23 (Call 05/15/23)	250	263,702
4.50%, 08/15/17	400	430,266
6.88%, 03/15/20 (Call 12/16/19)	100	118,751
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	250	268,997
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	400	405,380
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	100	102,295
2.75%, 02/01/23 (Call 11/01/22)	300	293,199
3.75%, 02/01/24 (Call 11/01/23)	250	261,471
5.65%, 02/01/20 (Call 11/01/19)	450	521,855
6.13%, 05/30/18	500	573,799
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	85	85,564
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	100	100,588
4.25%, 03/01/22 (Call 12/01/21)	350	369,607
4.75%, 06/01/21 (Call 03/01/21)	150	163,565
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	250	273,523
Weyerhaeuser Co.
4.63%, 09/15/23	100	107,460
7.38%, 10/01/19	100	120,767

		16,522,577
RETAIL — 0.97%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,360
5.75%, 05/01/20	300	341,675
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	450	462,912
Costco Wholesale Corp.
0.65%, 12/07/15	500	500,845
1.70%, 12/15/19	250	245,533
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	100	99,977
2.75%, 12/01/22 (Call 09/01/22)	100	97,429
3.38%, 08/12/24 (Call 05/12/24)	250	250,590
4.00%, 12/05/23 (Call 09/05/23)	250	263,899
4.13%, 05/15/21 (Call 02/15/21)	450	486,540
5.75%, 06/01/17	355	393,187
Darden Restaurants Inc.
6.45%, 10/15/17[a]	150	165,750
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	100	112,528
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	100	102,265
3.75%, 02/15/24 (Call 11/15/23)[a]	300	319,117
5.40%, 03/01/16	440	466,182
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	50	51,941
4.75%, 12/15/23 (Call 09/15/23)	250	266,734
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	550	554,899
3.80%, 11/15/21 (Call 08/15/21)	200	214,105

Security	Principal (000s)	Value

Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	$100	$100,625
3.88%, 01/15/22 (Call 10/15/21)	500	525,543
5.90%, 12/01/16	300	327,075
McDonald’s Corp.
2.63%, 01/15/22	100	99,415
3.25%, 06/10/24[a]	100	101,265
5.35%, 03/01/18	1,473	1,646,958
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	212,604
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	250	256,334
4.63%, 09/15/21 (Call 06/15/21)	100	108,990
QVC Inc.
3.13%, 04/01/19	75	75,817
5.13%, 07/02/22	700	739,545
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	200	203,053
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	250,046
Target Corp.
6.00%, 01/15/18	973	1,104,285
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	120,402
Wal-Mart Stores Inc.
0.60%, 04/11/16	400	400,361
1.13%, 04/11/18	800	792,663
3.25%, 10/25/20	650	683,686
3.30%, 04/22/24 (Call 01/22/24)[a]	350	360,731
5.38%, 04/05/17	400	440,650
Walgreen Co.
1.80%, 09/15/17	200	201,472
3.10%, 09/15/22	100	99,002
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	100	101,489
3.80%, 11/18/24 (Call 08/18/24)	170	174,235
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	200	202,642
6.25%, 03/15/18[a]	67	75,322

		14,853,678
SAVINGS & LOANS — 0.03%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	113,238
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	250	260,780
4.63%, 04/19/16	100	104,594

		478,612
SEMICONDUCTORS — 0.25%
Altera Corp.
2.50%, 11/15/18	500	505,172
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	175	171,493
Applied Materials Inc.
2.65%, 06/15/16	50	51,324
4.30%, 06/15/21	150	164,150
Broadcom Corp.
2.70%, 11/01/18	300	309,529
3.50%, 08/01/24 (Call 05/01/24)	200	203,286

221

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Intel Corp.
1.95%, 10/01/16	$350	$357,160
3.30%, 10/01/21	650	679,317
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	100	101,600
6.90%, 05/01/18	200	231,808
Texas Instruments Inc.
1.00%, 05/01/18	300	294,871
1.65%, 08/03/19	300	294,213
2.38%, 05/16/16	150	153,720
2.75%, 03/12/21 (Call 02/12/21)	75	76,053
Xilinx Inc.
2.13%, 03/15/19	100	100,489
3.00%, 03/15/21	100	101,237

		3,795,422
SOFTWARE — 0.43%
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	570	600,914
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	250	249,174
Fiserv Inc.
3.13%, 06/15/16	25	25,785
4.75%, 06/15/21	200	219,449
Intuit Inc.
5.75%, 03/15/17	150	165,041
Microsoft Corp.
1.63%, 12/06/18	500	500,770
2.50%, 02/08/16	450	460,828
3.63%, 12/15/23 (Call 09/15/23)[a]	200	213,978
4.20%, 06/01/19	1,200	1,324,764
Oracle Corp.
1.20%, 10/15/17[a]	1,400	1,397,668
2.25%, 10/08/19	250	251,428
2.50%, 10/15/22	400	390,306
5.25%, 01/15/16	543	571,741
5.75%, 04/15/18	200	226,960

		6,598,806
TELECOMMUNICATIONS — 1.42%
America Movil SAB de CV
2.38%, 09/08/16	200	204,408
5.00%, 03/30/20	675	754,230
5.63%, 11/15/17[a]	150	167,687
AT&T Inc.
0.90%, 02/12/16	850	851,887
1.40%, 12/01/17	600	596,514
2.30%, 03/11/19[a]	650	653,286
2.40%, 08/15/16	950	971,238
3.00%, 02/15/22	750	745,382
3.90%, 03/11/24 (Call 12/11/23)[a]	400	413,682
5.50%, 02/01/18	750	834,652
British Telecommunications PLC
2.35%, 02/14/19	250	251,441
5.95%, 01/15/18	150	168,788
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200	200,754
Cisco Systems Inc.
3.63%, 03/04/24[a]	750	781,726
5.50%, 02/22/16	1,072	1,136,233

Security	Principal (000s)	Value

Corning Inc.
4.25%, 08/15/20	$50	$55,029
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315	334,593
Embarq Corp.
7.08%, 06/01/16	450	485,627
Harris Corp.
4.40%, 12/15/20	150	162,077
Juniper Networks Inc.
4.60%, 03/15/21	700	741,248
Motorola Solutions Inc.
3.50%, 03/01/23	275	269,278
3.75%, 05/15/22	300	301,052
Orange SA
2.75%, 02/06/19	500	511,215
5.38%, 07/08/19	50	56,549
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	300	314,480
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	500	519,434
5.46%, 02/16/21	450	508,351
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	900	853,987
2.50%, 09/15/16	1,323	1,355,158
2.55%, 06/17/19[a]	500	507,630
3.00%, 11/01/21 (Call 09/01/21)	210	210,335
3.45%, 03/15/21[a]	375	387,559
3.50%, 11/01/21	300	308,818
3.65%, 09/14/18	1,225	1,299,462
4.50%, 09/15/20	750	819,551
5.15%, 09/15/23	1,100	1,234,865
Vodafone Group PLC
2.95%, 02/19/23	550	531,006
4.63%, 07/15/18	500	545,535
5.63%, 02/27/17	500	546,053

		21,590,800
TEXTILES — 0.02%
Cintas Corp. No. 2
2.85%, 06/01/16	150	152,739
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	200	202,651

		355,390
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[a]	45	45,170
Mattel Inc.
2.35%, 05/06/19	200	199,955
2.50%, 11/01/16	50	51,167

		296,292
TRANSPORTATION — 0.41%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	60	60,701
3.05%, 09/01/22 (Call 06/01/22)	550	553,837
3.40%, 09/01/24 (Call 06/01/24)	150	151,878
4.70%, 10/01/19	250	277,228
5.75%, 03/15/18	250	283,059

222

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	$250	$241,721
2.85%, 12/15/21 (Call 09/15/21)	100	102,328
2.95%, 11/21/24 (Call 08/21/24)	130	130,383
Canadian Pacific Railway Co.
9.45%, 08/01/21	150	202,694
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)[a]	400	419,697
4.25%, 06/01/21 (Call 03/01/21)	50	54,295
FedEx Corp.
2.63%, 08/01/22	500	491,425
Norfolk Southern Corp.
3.85%, 01/15/24 (Call 10/15/23)	250	262,553
5.90%, 06/15/19	300	346,219
7.70%, 05/15/17	420	483,657
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	357,016
3.50%, 06/01/17	100	104,942
3.60%, 03/01/16	100	103,458
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	250	265,856
5.75%, 11/15/17	315	355,717
United Parcel Service Inc.
3.13%, 01/15/21	600	626,516
5.13%, 04/01/19	282	319,586

		6,194,766
TRUCKING & LEASING — 0.03%
GATX Corp.
2.50%, 03/15/19	125	125,885
2.60%, 03/30/20 (Call 02/28/20)	150	149,074
4.85%, 06/01/21	200	220,516

		495,475
WATER — 0.01%
American Water Capital Corp.
6.09%, 10/15/17	100	112,002

		112,002

TOTAL CORPORATE BONDS & NOTES
(Cost: $470,523,334)		481,675,021

FOREIGN GOVERNMENT OBLIGATIONS(f) — 5.46%

BRAZIL — 0.17%
Brazilian Government International Bond
2.63%, 01/05/23[a]	400	369,600
4.88%, 01/22/21[a]	800	864,800
6.00%, 01/17/17	450	492,075
8.00%, 01/15/18	240	264,539
8.88%, 10/14/19	150	192,000
8.88%, 04/15/24	250	342,500

		2,525,514

Security	Principal (000s)	Value

CANADA — 0.74%
Canada Government International Bond
0.88%, 02/14/17[a]	$1,000	$1,005,089
Export Development Canada
1.25%, 10/26/16	1,100	1,114,131
Province of British Columbia
1.20%, 04/25/17	750	757,254
Province of Manitoba Canada
1.30%, 04/03/17[a]	1,050	1,059,962
1.75%, 05/30/19	300	301,416
Province of Ontario Canada
1.60%, 09/21/16[a]	1,125	1,144,088
1.65%, 09/27/19[a]	2,350	2,334,799
2.30%, 05/10/16	100	102,659
3.20%, 05/16/24[a]	800	836,285
4.40%, 04/14/20[a]	250	280,631
Province of Quebec Canada
2.63%, 02/13/23	925	926,732
2.88%, 10/16/24	500	503,885
5.00%, 03/01/16	797	842,175

		11,209,106
CHILE — 0.07%
Chile Government International Bond
2.25%, 10/30/22[a]	400	384,000
3.25%, 09/14/21[a]	300	310,950
3.88%, 08/05/20[a]	400	430,000

		1,124,950
COLOMBIA — 0.14%
Colombia Government International Bond
4.38%, 07/12/21[a]	900	959,850
7.38%, 03/18/19	850	1,015,750
11.75%, 02/25/20[a]	100	142,500

		2,118,100
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,000	998,795

		998,795
ISRAEL — 0.06%
Israel Government International Bond
5.13%, 03/26/19	762	869,442

		869,442
ITALY — 0.11%
Italy Government International Bond
5.25%, 09/20/16	700	751,803
5.38%, 06/12/17	600	658,315
6.88%, 09/27/23[a]	200	256,166

		1,666,284
JAPAN — 0.22%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	600	602,541
1.75%, 07/31/18	1,500	1,519,653
2.50%, 05/18/16	800	823,217

223

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

Japan Finance Corp.
2.50%, 01/21/16	$100	$102,340
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	332,476

		3,380,227
MEXICO — 0.19%
Mexico Government International Bond
3.63%, 03/15/22[a]	1,540	1,590,050
4.00%, 10/02/23[a]	100	105,150
5.95%, 03/19/19[a]	1,000	1,144,000

		2,839,200
PANAMA — 0.02%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/24/24)[a]	200	204,300
5.20%, 01/30/20[a]	150	165,750

		370,050
PERU — 0.03%
Peruvian Government International Bond
7.13%, 03/30/19	365	439,825

		439,825
PHILIPPINES — 0.08%
Philippine Government International Bond
4.00%, 01/15/21	600	650,250
8.38%, 06/17/19	500	633,125

		1,283,375
POLAND — 0.14%
Poland Government International Bond
3.00%, 03/17/23[a]	850	848,776
4.00%, 01/22/24[a]	150	158,063
5.13%, 04/21/21[a]	750	847,732
6.38%, 07/15/19	262	309,867

		2,164,438
SOUTH AFRICA — 0.08%
South Africa Government International Bond
5.50%, 03/09/20[a]	800	880,944
6.88%, 05/27/19	262	302,296

		1,183,240
SOUTH KOREA — 0.15%
Export-Import Bank of Korea
2.38%, 08/12/19	250	252,592
3.75%, 10/20/16	250	261,832
5.00%, 04/11/22	1,000	1,137,160
Republic of Korea
7.13%, 04/16/19	462	561,967

		2,213,551

Security	Principal (000s)	Value

SUPRANATIONAL — 2.89%
African Development Bank
1.13%, 03/15/17	$750	$756,501
1.63%, 10/02/18	250	252,460
2.38%, 09/23/21	328	335,517
Asian Development Bank
1.13%, 03/15/17	500	504,789
1.38%, 03/23/20	400	393,517
1.50%, 09/28/18	300	301,821
1.75%, 09/11/18[a]	600	609,430
2.50%, 03/15/16	1,250	1,284,539
Corp. Andina de Fomento
1.50%, 08/08/17	500	503,397
4.38%, 06/15/22	300	323,536
Council of Europe Development Bank
1.13%, 05/31/18	575	572,819
1.50%, 02/22/17	250	254,250
European Bank for Reconstruction & Development
1.00%, 02/16/17	1,250	1,258,966
1.50%, 03/16/20	500	494,946
1.63%, 11/15/18[a]	600	605,600
European Investment Bank
0.50%, 08/15/16	5,150	5,151,289
1.00%, 03/15/18	1,100	1,095,177
1.00%, 06/15/18	900	893,441
1.25%, 10/14/16	3,950	4,001,553
1.63%, 12/18/18	1,000	1,009,151
1.88%, 03/15/19	2,000	2,034,276
2.13%, 07/15/16	900	924,251
3.25%, 01/29/24	250	268,984
4.00%, 02/16/21	1,200	1,348,431
Inter-American Development Bank
0.88%, 11/15/16	200	201,103
0.88%, 03/15/18[a]	200	198,320
1.13%, 03/15/17	900	908,825
1.38%, 07/15/20	800	782,726
1.75%, 10/15/19	2,000	2,014,861
3.00%, 02/21/24[a]	250	264,792
4.25%, 09/10/18	1,000	1,107,718
5.13%, 09/13/16	572	618,545
International Bank for Reconstruction & Development
0.50%, 04/15/16	600	601,306
0.88%, 04/17/17	250	250,966
1.00%, 09/15/16	3,800	3,832,319
1.88%, 03/15/19	750	763,668
2.13%, 02/13/23[a]	1,650	1,662,479
2.25%, 06/24/21	100	102,007
International Finance Corp.
0.88%, 06/15/18	1,400	1,382,803
1.00%, 04/24/17[a]	650	653,978
1.75%, 09/16/19[a]	950	957,821
2.25%, 04/11/16	500	512,834
Nordic Investment Bank
0.50%, 04/14/16	1,700	1,702,537
5.00%, 02/01/17	307	335,462

		44,033,711
SWEDEN — 0.05%
Svensk Exportkredit AB
1.75%, 05/30/17	500	510,681

224

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.13%, 03/01/17	$300	$328,862

		839,543
TURKEY — 0.22%
Turkey Government International Bond
3.25%, 03/23/23[a]	1,400	1,333,500
6.75%, 04/03/18	1,250	1,407,012
7.50%, 07/14/17	600	676,302

		3,416,814
URUGUAY — 0.03%
Uruguay Government International Bond
4.50%, 08/14/24[a]	500	530,000

		530,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $82,269,452)		83,206,165

MUNICIPAL DEBT OBLIGATIONS — 0.18%

CALIFORNIA — 0.04%
State of California GO BAB
5.70%, 11/01/21	100	117,107
6.65%, 03/01/22	400	496,576

		613,683
FLORIDA — 0.02%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	250	254,155

		254,155
ILLINOIS — 0.07%
State of Illinois GO
4.35%, 06/01/18	400	418,440
4.95%, 06/01/23	300	314,004
5.88%, 03/01/19	300	333,537

		1,065,981
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/23 (AGM)	600	431,976
Series Q
1.10%, 06/15/16	350	350,616

		782,592

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,681,543)		2,716,411

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 61.74%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.99%
Federal Home Loan Banks

Security	Principal (000s)	Value

0.38%, 06/24/16[a]	$5,900	$5,898,792
5.00%, 11/17/17[a]	4,035	4,508,315
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16[a]	3,820	3,825,279
0.88%, 03/07/18[a]	12,387	12,292,825
1.25%, 08/01/19[a]	3,750	3,689,760
1.25%, 10/02/19[a]	3,416	3,352,882
1.75%, 05/30/19[a]	11,150	11,239,994
2.00%, 08/25/16[a]	4,750	4,875,594
2.38%, 01/13/22	5,678	5,774,584
2.50%, 05/27/16[a]	3,875	3,994,670
3.75%, 03/27/19[a]	1,905	2,082,228
Federal National Mortgage Association
0.38%, 12/21/15	2,765	2,768,754
0.50%, 03/30/16	5,404	5,415,601
1.25%, 09/28/16[a]	2,941	2,981,378
1.75%, 09/12/19	3,000	3,016,140
2.63%, 09/06/24	300	303,470

		76,020,266
U.S. GOVERNMENT OBLIGATIONS — 56.75%
U.S. Treasury Note/Bond
0.25%, 11/30/15[a]	7,250	7,255,873
0.38%, 08/31/15	3,100	3,105,890
0.38%, 11/15/15	5,000	5,010,150
0.38%, 01/15/16[a]	12,338	12,360,949
0.38%, 02/15/16	7,011	7,025,303
0.38%, 03/15/16[a]	3,210	3,216,420
0.38%, 04/30/16	3,500	3,506,265
0.50%, 06/15/16	11,750	11,789,128
0.50%, 06/30/16[a]	34,000	34,097,918
0.50%, 07/31/17	4,000	3,968,200
0.63%, 07/15/16[a]	8,100	8,138,961
0.63%, 08/15/16[a]	6,800	6,829,511
0.63%, 11/15/16[a]	15,000	15,041,401
0.63%, 02/15/17	4,000	4,002,520
0.63%, 05/31/17[a]	9,000	8,975,250
0.63%, 11/30/17	5,771	5,719,754
0.75%, 06/30/17	1,860	1,858,996
0.75%, 12/31/17[a]	50,635	50,311,949
0.75%, 02/28/18[a]	600	594,696
0.88%, 09/15/16	5,000	5,041,400
0.88%, 11/30/16[a]	5,000	5,037,150
0.88%, 01/31/17	23,283	23,430,382
0.88%, 02/28/17	13,580	13,661,208
0.88%, 04/30/17[a]	2,765	2,777,691
0.88%, 07/15/17[a]	10,000	10,027,200
0.88%, 07/31/19	3,000	2,921,580
1.00%, 08/31/16[a]	4,634	4,683,352
1.00%, 09/30/16[a]	1,940	1,960,195
1.00%, 03/31/17[a]	14,872	14,989,638
1.00%, 05/31/18	4,900	4,881,674
1.00%, 08/31/19a	8,500	8,312,490
1.13%, 12/31/19[a]	15,168	14,858,269
1.13%, 03/31/20[a]	12,640	12,336,387
1.13%, 04/30/20	13,296	12,952,963
1.25%, 10/31/18[a]	18,800	18,800,939
1.25%, 11/30/18[a]	8,500	8,491,160
1.25%, 04/30/19	3,000	2,982,210
1.25%, 10/31/19[a]	9,000	8,897,040
1.25%, 02/29/20	921	905,748
1.38%, 06/30/18[a]	1,000	1,008,440

225

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

November 30, 2014

Security	Principal (000s)	Value

1.38%, 07/31/18[a]	$12,300	$12,393,602
1.38%, 09/30/18[a]	7,289	7,331,567
1.38%, 11/30/18	2,000	2,008,300
1.38%, 05/31/20[a]	2,000	1,972,120
1.50%, 08/31/18[a]	11,400	11,530,074
1.50%, 02/28/19[a]	1,000	1,006,480
1.50%, 03/31/19	16,428	16,516,055
1.50%, 05/31/19	10,500	10,542,001
1.63%, 03/31/19[a]	3,200	3,234,080
1.63%, 06/30/19[a]	12,800	12,911,871
1.63%, 08/31/19	10,500	10,575,600
1.63%, 11/15/22[a]	12,219	11,858,784
1.75%, 05/31/16[a]	12,836	13,118,778
1.75%, 09/30/19[a]	3,000	3,036,540
1.75%, 10/31/20	1,750	1,749,562
1.75%, 05/15/23[a]	8,545	8,319,497
1.88%, 06/30/15[a]	10,672	10,781,176
1.88%, 08/31/17[a]	5,918	6,085,775
1.88%, 09/30/17[a]	9,069	9,323,839
2.00%, 04/30/16[a]	37,330	38,252,795
2.00%, 07/31/20[a]	3,700	3,769,153
2.00%, 11/30/20[a]	1,800	1,824,066
2.00%, 02/28/21[a]	1,900	1,921,204
2.00%, 05/31/21	2,000	2,018,020
2.00%, 08/31/21	3,000	3,020,400
2.00%, 10/31/21	2,000	2,012,400
2.00%, 11/15/21	4,500	4,530,240
2.00%, 02/15/22[a]	5,194	5,220,177
2.00%, 02/15/23[a]	15,545	15,489,504
2.13%, 08/31/20[a]	6,720	6,874,090
2.13%, 06/30/21[a]	4,000	4,065,080
2.13%, 08/15/21	24,495	24,868,306
2.13%, 09/30/21[a]	5,500	5,582,995
2.25%, 03/31/16[a]	5,000	5,133,200
2.25%, 03/31/21[a]	6,500	6,665,555
2.25%, 11/15/24	5,000	5,024,200
2.38%, 07/31/17[a]	17,856	18,601,310
2.38%, 12/31/20[a]	4,000	4,138,000
2.38%, 08/15/24	17,200	17,474,170
2.50%, 08/15/23	7,290	7,525,832
2.50%, 05/15/24[a]	10,900	11,207,816
2.63%, 04/30/18	4,910	5,164,829
2.63%, 11/15/20	5,675	5,953,926
2.75%, 11/30/16	6,000	6,267,961
2.75%, 12/31/17[a]	6,000	6,326,880
2.75%, 02/28/18	4,206	4,438,340
2.75%, 11/15/23	2,650	2,786,978
2.75%, 02/15/24[a]	5,300	5,568,127
2.88%, 03/31/18[a]	1,430	1,515,643
3.13%, 04/30/17[a]	1,910	2,022,213
3.13%, 05/15/19	5,000	5,372,001
3.25%, 05/31/16[a]	2,865	2,992,607
3.25%, 03/31/17[a]	3,000	3,180,990
3.38%, 11/15/19[a]	5,493	5,982,866
3.50%, 05/15/20[a]	353	387,668
3.63%, 08/15/19	11,590	12,732,196
3.63%, 02/15/20[a]	5,910	6,522,158
3.63%, 02/15/21[a]	7,756	8,594,889
4.63%, 11/15/16[a]	8,812	9,520,838
4.88%, 08/15/16[a]	26,002	27,985,432
7.25%, 05/15/16[a]	8,188	9,011,795
8.00%, 11/15/21	5,000	7,001,300

Security	Principal or Shares (000s)	Value

8.50%, 02/15/20	$2,867	$3,865,347

		864,475,448

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $929,425,204)		940,495,714

SHORT-TERM INVESTMENTS — 42.29%

MONEY MARKET FUNDS — 42.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,g,h]	566,170	566,169,910
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,g,h]	53,027	53,027,371
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,g]	25,001	25,001,272

		644,198,553

TOTAL SHORT-TERM INVESTMENTS
(Cost: $644,198,553)		644,198,553

TOTAL INVESTMENTS IN SECURITIES — 141.29%
(Cost: $2,129,098,086)		2,152,291,864
Other Assets, Less Liabilities — (41.29)%		(628,973,562)

NET ASSETS — 100.00%		$1,523,318,302

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

226

Schedule of Investments  (Unaudited)

iSHARES® MBS ETF

November 30, 2014

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.46%

MORTGAGE-BACKED SECURITIES — 99.46%
Federal Home Loan Mortgage Corp.
1.76%, 06/01/43[a]	$2,089	$2,135,036
2.30%, 12/01/38[a]	4,130	4,436,238
2.38%, 12/01/33[a]	223	237,780
2.48%, 05/01/43[a]	1,381	1,398,933
2.50%, 02/01/28	24,531	25,110,596
2.50%, 12/01/29[b]	86,087	87,727,563
2.50%, 12/01/44[b]	8,500	8,280,859
2.51%, 08/01/43[a]	499	504,954
2.61%, 01/01/42[a]	6,511	6,871,748
2.92%, 09/01/41[a]	4,251	4,442,828
2.95%, 05/01/42[a]	2,630	2,724,703
3.00%, 04/01/27	2,497	2,605,135
3.00%, 05/01/27	22,780	23,769,185
3.00%, 06/01/27	6,284	6,554,430
3.00%, 07/01/27	680	709,593
3.00%, 08/01/27	1,940	2,022,992
3.00%, 09/01/27	10,786	11,253,177
3.00%, 11/01/27	2,981	3,109,885
3.00%, 12/01/27	2,110	2,201,323
3.00%, 01/01/28	1,124	1,172,903
3.00%, 05/01/29	27,361	28,494,781
3.00%, 12/01/29[b]	12,500	13,003,906
3.00%, 05/01/33	11,124	11,503,050
3.00%, 04/01/43	72,998	73,895,672
3.00%, 12/01/44[b]	124,676	125,981,665
3.02%, 11/01/40[a]	2,463	2,620,002
3.14%, 11/01/40[a]	2,058	2,185,684
3.24%, 08/01/41[a]	860	912,439
3.29%, 11/01/40[a]	3,657	3,864,961
3.34%, 07/01/41[a]	436	459,894
3.42%, 11/01/41[a]	8,112	8,587,041
3.50%, 11/01/25	9,541	10,123,445
3.50%, 03/01/26	5,524	5,861,454
3.50%, 06/01/26	2,486	2,637,425
3.50%, 08/01/26	2,770	2,938,946
3.50%, 12/01/29[b]	20,000	21,187,500
3.50%, 03/01/32	13,315	14,073,428
3.50%, 08/01/32	14,200	15,008,990
3.50%, 10/01/42	5,118	5,332,728
3.50%, 11/01/42	4,314	4,495,445
3.50%, 06/01/43	5,676	5,921,820
3.50%, 12/01/44[b]	266,400	277,139,250
4.00%, 05/01/25	6,069	6,489,347
4.00%, 10/01/25	4,687	5,012,174
4.00%, 02/01/26	4,730	5,066,788
4.00%, 12/01/29[b]	6,443	6,838,640
4.00%, 01/01/41	18,203	19,433,787
4.00%, 02/01/41	10,288	10,983,917
4.00%, 03/01/41	8,198	8,752,440
4.00%, 09/01/41	14,644	15,692,059
4.00%, 02/01/42	24,238	25,935,561
4.00%, 03/01/42	9,470	10,110,739
4.00%, 07/01/44	11,647	12,495,788

Security	Principal (000s)	Value

4.00%, 12/01/44[b]	$210,673	$224,663,004
4.50%, 04/01/22	2,889	3,087,268
4.50%, 05/01/23	4,293	4,527,319
4.50%, 07/01/24	2,600	2,769,932
4.50%, 08/01/24	816	874,861
4.50%, 09/01/24	1,401	1,502,133
4.50%, 10/01/24	2,006	2,151,426
4.50%, 12/01/29[b]	2,831	2,978,743
4.50%, 08/01/30	5,579	6,091,678
4.50%, 03/01/39	13,409	14,690,881
4.50%, 05/01/39	15,501	16,988,439
4.50%, 10/01/39	17,622	19,138,478
4.50%, 09/01/40	15,201	16,516,995
4.50%, 02/01/41	13,254	14,399,124
4.50%, 05/01/41	14,213	15,660,036
4.50%, 12/01/44[b]	97,900	106,282,687
5.00%, 11/01/18	1,416	1,495,437
5.00%, 08/01/19	2,001	2,112,998
5.00%, 12/01/24	4,556	4,873,311
5.00%, 08/01/25	3,344	3,702,418
5.00%, 12/01/29[b]	161	169,478
5.00%, 06/01/33	1,330	1,478,228
5.00%, 12/01/33	4,607	5,119,615
5.00%, 07/01/35	16,285	18,112,285
5.00%, 01/01/36	2,542	2,824,643
5.00%, 01/01/37	3,118	3,464,858
5.00%, 02/01/37	2,678	2,976,943
5.00%, 02/01/38	3,838	4,267,788
5.00%, 03/01/38	12,536	13,886,150
5.00%, 12/01/38	2,585	2,861,351
5.00%, 08/01/39	17,505	19,515,899
5.00%, 01/01/40	1,293	1,436,522
5.00%, 04/01/40	1,458	1,621,001
5.00%, 07/01/40	856	951,713
5.00%, 08/01/40	12,029	13,665,101
5.00%, 09/01/40	6,721	7,471,896
5.00%, 08/01/41	9,277	10,361,866
5.00%, 12/01/44[b]	31	34,864
5.50%, 07/01/31	—	371
5.50%, 04/01/32	87	97,819
5.50%, 09/01/32	247	278,007
5.50%, 10/01/32	50	56,280
5.50%, 12/01/32	23	25,822
5.50%, 04/01/33	1	1,625
5.50%, 05/01/33	38	43,012
5.50%, 06/01/33	50	56,132
5.50%, 07/01/33	111	125,279
5.50%, 09/01/33	6	7,085
5.50%, 10/01/33	566	637,244
5.50%, 01/01/34	3	2,892
5.50%, 02/01/34	4,841	5,453,414
5.50%, 03/01/34	1,041	1,174,016
5.50%, 08/01/34	143	160,002
5.50%, 10/01/34	612	690,108
5.50%, 11/01/34	12	13,900
5.50%, 12/01/34	682	770,645
5.50%, 01/01/35	8,327	9,412,344
5.50%, 02/01/35	2,169	2,450,755
5.50%, 04/01/35	299	333,504
5.50%, 05/01/35	4,094	4,619,454
5.50%, 06/01/35	10,816	12,212,012
5.50%, 07/01/35	45	49,773
5.50%, 08/01/35	165	184,808

227

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

November 30, 2014

Security	Principal (000s)	Value

5.50%, 10/01/35	$389	$437,887
5.50%, 12/01/35	2,197	2,478,575
5.50%, 02/01/36	3	3,142
5.50%, 03/01/36	125	140,323
5.50%, 05/01/36	2,756	3,091,658
5.50%, 07/01/36	5,222	5,855,841
5.50%, 08/01/36	648	728,687
5.50%, 04/01/38	5,622	6,302,669
5.50%, 05/01/38	2,013	2,254,078
5.50%, 12/01/38	25	28,713
5.50%, 01/01/39	8,826	9,979,048
5.50%, 09/01/39	4,668	5,236,120
5.50%, 11/01/39	8,868	9,964,503
5.50%, 12/01/44[b]	163	182,076
6.00%, 09/01/36	2,123	2,409,942
6.00%, 10/01/36	2,129	2,440,612
6.00%, 02/01/37	2,035	2,309,342
6.00%, 11/01/37	3,292	3,722,929
6.00%, 09/01/38	7,401	8,420,020
6.00%, 12/01/44[b]	9,372	10,620,067
Federal National Mortgage Association
1.90%, 04/01/43[a]	3,343	3,443,120
2.07%, 06/01/43[a]	9,079	9,185,664
2.38%, 12/01/38[a]	1,638	1,759,976
2.44%, 02/01/42[a]	8,703	9,123,908
2.49%, 08/01/42[a]	13,262	13,672,301
2.50%, 05/01/27	16,749	17,142,513
2.50%, 10/01/27	16,591	16,979,965
2.50%, 12/01/29[b]	204,476	208,501,778
2.50%, 12/01/44[b]	18,113	17,668,665
2.78%, 08/01/41[a]	1,342	1,405,896
2.95%, 10/01/41[a]	7,031	7,409,015
3.00%, 01/01/27	14,970	15,617,228
3.00%, 11/01/27	28,942	30,223,338
3.00%, 12/01/29[b]	178,900	186,307,578
3.00%, 05/01/33	2,926	3,026,841
3.00%, 03/01/42	754	763,743
3.00%, 02/01/43	67	67,646
3.00%, 03/01/43	513	519,802
3.00%, 04/01/43	15,836	16,028,553
3.00%, 05/01/43	172,684	174,815,103
3.00%, 06/01/43	30,267	30,626,822
3.00%, 07/01/43	26,196	26,509,806
3.00%, 08/01/43	22,720	22,993,339
3.00%, 09/01/43	27,667	27,996,849
3.00%, 10/01/43	2,217	2,242,930
3.00%, 11/01/43	158	160,318
3.00%, 12/01/43	8,001	8,096,536
3.00%, 01/01/44	494	500,248
3.00%, 12/01/44[b]	235,715	238,331,846
3.31%, 09/01/41[a]	584	614,483
3.50%, 04/01/27	7,128	7,584,904
3.50%, 12/01/29[b]	89,050	94,309,516
3.50%, 01/01/32	6,414	6,792,550
3.50%, 02/01/32	9,310	9,859,210
3.50%, 04/01/32	18,564	19,659,187
3.50%, 06/01/32	3,171	3,358,190
3.50%, 08/01/32	5,753	6,092,812
3.50%, 05/01/42	4,102	4,288,365
3.50%, 12/01/42	6,675	6,971,493
3.50%, 05/01/43	55,416	57,830,244
3.50%, 06/01/43	23,453	24,477,958
3.50%, 12/01/44[b]	417,884	435,578,776

Security	Principal (000s)	Value

4.00%, 03/01/24	$4,058	$4,335,887
4.00%, 10/01/25	9,863	10,555,316
4.00%, 11/01/25	4,718	5,036,093
4.00%, 03/01/26	2,698	2,873,647
4.00%, 06/01/26	16,926	18,145,291
4.00%, 09/01/26	6,379	6,838,521
4.00%, 12/01/29[b]	27,000	28,653,750
4.00%, 12/01/30	4,219	4,551,542
4.00%, 01/01/31	2,711	2,924,668
4.00%, 02/01/31	2,265	2,444,189
4.00%, 10/01/31	6,401	6,906,238
4.00%, 02/01/32	15,647	16,886,207
4.00%, 11/01/41	14,962	16,034,374
4.00%, 01/01/42	8,329	8,928,530
4.00%, 03/01/42	29,822	31,967,732
4.00%, 12/01/44[b]	653,683	697,908,740
4.50%, 09/01/18	2,088	2,200,675
4.50%, 04/01/19	1,258	1,328,426
4.50%, 11/01/22	2,716	2,882,361
4.50%, 06/01/23	873	926,491
4.50%, 03/01/24	735	775,366
4.50%, 10/01/24	3,840	4,162,778
4.50%, 02/01/25	4,310	4,663,891
4.50%, 04/01/25	5,221	5,657,986
4.50%, 06/01/25	4,639	5,028,755
4.50%, 12/01/29[b]	7,000	7,375,156
4.50%, 08/01/31	9,449	10,327,425
4.50%, 05/01/39	5,242	5,749,499
4.50%, 09/01/40	10,552	11,496,891
4.50%, 12/01/40	7,752	8,446,510
4.50%, 01/01/41	17,290	18,837,926
4.50%, 04/01/41	16,352	17,943,531
4.50%, 05/01/41	34,429	37,604,617
4.50%, 06/01/41	9,391	10,302,103
4.50%, 08/01/41	14,882	16,207,003
4.50%, 09/01/41	34,818	38,123,534
4.50%, 12/01/44[b]	219,200	238,208,750
5.00%, 08/01/20	2,738	2,886,248
5.00%, 07/01/23	5,165	5,581,697
5.00%, 12/01/23	2,488	2,703,926
5.00%, 05/01/25	1,142	1,226,832
5.00%, 12/01/29[b]	3,283	3,456,896
5.00%, 11/01/33	8,726	9,705,432
5.00%, 03/01/39	3,107	3,459,546
5.00%, 12/01/39	2,997	3,329,468
5.00%, 01/01/40	72	79,495
5.00%, 04/01/40	6,011	6,681,316
5.00%, 05/01/40	521	578,604
5.00%, 06/01/40	629	699,793
5.00%, 07/01/40	4,828	5,360,152
5.00%, 08/01/40	24,108	26,922,899
5.00%, 09/01/40	207	229,813
5.00%, 10/01/40	583	650,058
5.00%, 02/01/41	44	49,053
5.00%, 03/01/41	8,045	8,926,414
5.00%, 04/01/41	15,860	17,643,239
5.00%, 05/01/41	47,906	53,340,583
5.00%, 06/01/41	3,773	4,197,579
5.00%, 08/01/41	5,506	6,132,288
5.00%, 12/01/44[b]	151,272	167,722,824
5.50%, 12/01/19	3,311	3,521,840
5.50%, 05/01/33	3,421	3,862,022
5.50%, 11/01/33	6,809	7,685,695

228

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

November 30, 2014

Security	Principal (000s)	Value

5.50%, 09/01/34	$4,944	$5,569,514
5.50%, 04/01/36	9,268	10,371,634
5.50%, 05/01/36	1,909	2,140,983
5.50%, 09/01/36	13,202	14,900,193
5.50%, 08/01/37	11,931	13,385,884
5.50%, 03/01/38	5,457	6,147,838
5.50%, 07/01/38	3,697	4,154,323
5.50%, 11/01/38	4,074	4,596,142
5.50%, 07/01/40	9,007	10,148,907
5.50%, 09/01/40	24,320	27,421,675
5.50%, 12/01/44[b]	357	399,617
6.00%, 03/01/34	5,001	5,714,842
6.00%, 05/01/34	837	962,731
6.00%, 08/01/34	1,659	1,894,137
6.00%, 11/01/34	547	624,581
6.00%, 06/01/36	3,221	3,667,830
6.00%, 08/01/36	3,433	3,900,818
6.00%, 03/01/38	2,048	2,341,235
6.00%, 05/01/38	4,872	5,547,609
6.00%, 08/01/38	483	550,203
6.00%, 06/01/39	14,583	16,651,520
6.00%, 10/01/39	1,218	1,401,382
6.00%, 12/01/44[b]	2,896	3,282,434
6.50%, 08/01/36	141	160,188
6.50%, 09/01/36	1,013	1,153,710
6.50%, 10/01/36	153	174,480
6.50%, 12/01/36	166	188,572
6.50%, 07/01/37	263	298,763
6.50%, 08/01/37	8,088	9,200,594
6.50%, 10/01/37	485	551,611
6.50%, 11/01/37	68	77,147
6.50%, 12/01/37	363	413,430
6.50%, 06/01/38	124	141,286
6.50%, 10/01/39	7,990	9,088,802
6.50%, 05/01/40	5,330	6,063,301
7.00%, 04/01/37	2,658	2,994,323
Government National Mortgage Association
3.00%, 07/15/27	15,544	16,325,682
3.00%, 09/15/42	886	909,299
3.00%, 10/15/42	2,388	2,457,226
3.00%, 04/15/43	100	102,327
3.00%, 09/20/43	4,897	5,022,898
3.00%, 11/20/43	172	176,723
3.00%, 12/20/43	54	55,644
3.00%, 01/20/44	16,067	16,476,434
3.00%, 02/20/44	4,113	4,217,898
3.00%, 03/20/44	5,324	5,459,628
3.00%, 04/20/44	94	96,579
3.00%, 06/20/44	1,008	1,033,263
3.00%, 07/20/44	3,887	3,985,950
3.00%, 08/20/44	115,910	118,872,189
3.00%, 10/15/44	4,992	5,122,818
3.00%, 12/01/44[b]	68,500	70,228,515
3.50%, 01/15/41	153	160,972
3.50%, 09/15/41	1,184	1,245,203
3.50%, 11/15/41	401	421,689
3.50%, 12/15/41	11,799	12,401,397
3.50%, 01/15/42	1,879	1,975,215
3.50%, 02/15/42	350	367,449
3.50%, 03/15/42	393	413,556
3.50%, 04/15/42	542	569,737
3.50%, 07/15/42	1,464	1,538,534
3.50%, 08/20/42	89,667	94,355,406

Security	Principal (000s)	Value

3.50%, 09/15/42	$4,775	$5,036,610
3.50%, 10/15/42	5,234	5,502,380
3.50%, 10/20/42	5,611	5,903,881
3.50%, 11/15/42	4,089	4,298,643
3.50%, 01/15/43	493	518,386
3.50%, 02/15/43	492	516,943
3.50%, 03/15/43	2,187	2,311,559
3.50%, 05/15/43	4,542	4,782,590
3.50%, 06/15/43	6,183	6,499,132
3.50%, 06/20/43	8,821	9,279,934
3.50%, 08/15/43	2,484	2,611,361
3.50%, 10/20/43	2,967	3,120,032
3.50%, 11/20/43	75	78,383
3.50%, 01/20/44	17,209	18,097,873
3.50%, 02/20/44	25,281	26,586,657
3.50%, 06/20/44	27,305	28,714,923
3.50%, 07/20/44	788	828,282
3.50%, 08/20/44	47,442	49,892,684
3.50%, 09/15/44	802	845,706
3.50%, 09/20/44	73,992	77,813,243
3.50%, 12/01/44[b]	103,500	108,691,172
4.00%, 09/20/40	11,732	12,627,140
4.00%, 01/15/41	224	240,862
4.00%, 01/20/41	5,453	5,870,143
4.00%, 02/15/41	15,185	16,323,459
4.00%, 03/15/41	2,322	2,510,802
4.00%, 04/15/41	10,211	11,038,137
4.00%, 05/15/41	1,844	1,993,740
4.00%, 07/15/41	6,959	7,473,216
4.00%, 09/15/41	586	629,578
4.00%, 09/20/41	8,073	8,674,199
4.00%, 12/15/41	3,682	3,980,266
4.00%, 12/20/41	33,341	35,811,749
4.00%, 01/15/42	2,043	2,208,482
4.00%, 01/20/42	15,206	16,334,458
4.00%, 02/15/42	9,298	10,052,031
4.00%, 03/15/42	14,305	15,455,063
4.00%, 04/15/42	11,319	12,155,241
4.00%, 05/15/42	2,694	2,912,820
4.00%, 08/15/42	3,411	3,688,839
4.00%, 10/15/42	980	1,060,056
4.00%, 03/15/44	579	621,984
4.00%, 04/20/44	6,540	7,023,189
4.00%, 05/20/44	721	774,065
4.00%, 07/20/44	18,702	20,084,570
4.00%, 08/15/44	193	206,851
4.00%, 08/20/44	20,293	21,792,432
4.00%, 10/20/44	39,904	42,852,788
4.50%, 04/15/39	1,421	1,555,978
4.50%, 08/15/39	10,013	10,961,357
4.50%, 11/20/39	3,419	3,765,202
4.50%, 01/20/40	3,669	4,043,268
4.50%, 06/15/40	14,280	15,668,689
4.50%, 07/15/40	13,417	14,719,825
4.50%, 08/15/40	29,831	32,726,235
4.50%, 08/20/40	6,278	6,910,019
4.50%, 10/20/40	14,548	16,010,286
4.50%, 04/20/41	14,993	16,472,580
4.50%, 06/20/41	19,983	21,942,949
4.50%, 09/20/41	9,355	10,265,083
4.50%, 11/20/41	9,056	9,938,791
4.50%, 12/01/44[b]	56,000	61,242,188
5.00%, 05/20/33	919	1,024,452

229

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

November 30, 2014

Security	Principal or Shares (000s)	Value

5.00%, 07/20/35	$4,106	$4,568,684
5.00%, 12/15/36	15,543	17,264,656
5.00%, 01/15/39	6,863	7,587,288
5.00%, 07/15/39	17,991	19,963,765
5.00%, 10/20/39	6,547	7,325,322
5.00%, 05/15/40	3,841	4,275,516
5.00%, 07/20/40	22,631	25,305,405
5.00%, 08/20/40	6,438	7,198,260
5.00%, 11/20/41	14,830	16,576,840
5.00%, 07/20/42	3,209	3,579,637
5.50%, 11/20/34	4,635	5,257,135
5.50%, 03/15/36	3,409	3,845,571
5.50%, 03/20/36	1,043	1,182,514
5.50%, 07/20/36	1,510	1,713,223
5.50%, 06/20/38	6,151	6,925,926
5.50%, 10/15/38	4,593	5,128,075
5.50%, 03/20/39	3,633	4,088,447
5.50%, 12/15/39	1,107	1,236,671
5.50%, 01/15/40	8,353	9,330,935
5.50%, 07/20/40	8,653	9,743,224
6.00%, 03/15/37	7,519	8,702,459
6.00%, 09/20/38	10,184	11,521,634
6.00%, 12/15/38	3,386	3,826,142
6.00%, 11/15/39	1,480	1,672,419
6.00%, 12/01/44[b]	7,000	7,908,906
6.50%, 10/20/38	3,875	4,395,187

		6,672,885,404

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $6,569,876,427)		6,672,885,404

SHORT-TERM INVESTMENTS — 50.70%

MONEY MARKET FUNDS — 50.70%
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d]	3,401,551	3,401,551,001
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	100	100,000

		3,401,651,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,401,651,001)		3,401,651,001

TOTAL INVESTMENTS IN SECURITIES — 150.16%
(Cost: $9,971,527,428)		10,074,536,405
Other Assets, Less Liabilities — (50.16)%		(3,365,479,397)

NET ASSETS — 100.00%		$6,709,057,008

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

230

Schedule of Investments  (Unaudited)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.63%

ALABAMA — 0.30%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/24	(Call 09/01/22)	$2,500	$2,949,100
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/18		500	569,540
Series B
5.00%, 01/01/21		3,500	4,181,310
5.00%, 01/01/24		1,000	1,228,640
5.00%, 01/01/26	(Call 07/01/24)	1,000	1,213,920
Baldwin County Board of Education/AL RB
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	500	529,265
Birmingham Water Works Board RB
5.00%, 01/01/41	(Call 01/01/21)	1,000	1,117,530

			11,789,305
ALASKA — 0.06%
City of Anchorage AK Electric Revenue RB
Series A
4.00%, 12/01/44	(Call 12/01/24)	2,000	1,989,600
City of Anchorage AK GO
Series B
5.25%, 12/01/16	(AMBAC)	300	328,830

			2,318,430
ARIZONA — 1.51%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/21		1,500	1,802,820
5.00%, 07/01/24	(Call 07/01/21)	938	1,097,653
5.00%, 07/01/29	(Call 07/01/22)	1,000	1,169,610
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,325,720
Arizona School Facilities Board COP
5.13%, 09/01/21	(Call 09/01/18)	1,000	1,143,720
5.25%, 09/01/23	(Call 09/01/18)	1,465	1,678,187
5.75%, 09/01/19	(Call 09/01/18)	1,200	1,403,808
Series A-1
5.00%, 09/01/17	(PR 09/01/15) (NPFGC-FGIC)	245	253,898
Arizona State University RB
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,114,020
Arizona Transportation Board RB
5.00%, 07/01/17		700	779,856
5.00%, 07/01/23		1,500	1,836,390
5.00%, 07/01/24	(Call 07/01/19)	685	802,614
5.25%, 07/01/20	(Call 07/01/19)	480	559,416
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/30	(PR 10/01/20)	2,600	3,124,394

Security		Principal (000s)	Value

City of Mesa AZ RB
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	$280	$301,756
5.25%, 07/01/16	(NPFGC-FGIC)	220	237,131
City of Phoenix AZ GO
4.00%, 07/01/24		1,000	1,138,650
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,271,800
City of Phoenix Civic Improvement Corp. RB
4.75%, 07/01/25	(Call 07/01/15) (NPFGC)	1,800	1,846,602
5.00%, 07/01/17		3,000	3,340,590
5.00%, 07/01/19	(Call 07/01/15) (NPFGC)	500	514,050
5.00%, 07/01/41	(Call 07/01/15) (NPFGC-FGIC)	3,250	3,322,475
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	895,464
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,815,073
Pinal County Electric District No. 3 RB
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,112,760
Salt River Project Agricultural Improvement & Power District RB
Series A
5.00%, 12/01/26	(Call 12/01/21)	1,000	1,190,400
5.00%, 01/01/27	(Call 01/01/18)	1,800	2,008,710
5.00%, 12/01/28	(Call 12/01/21)	2,075	2,455,306
5.00%, 12/01/29	(Call 06/01/22)	400	467,176
5.00%, 12/01/31	(Call 06/01/22)	1,500	1,737,465
5.00%, 01/01/32	(Call 01/01/19)	1,735	1,952,309
5.00%, 01/01/38	(Call 01/01/18)	8,265	9,001,990
Series B
4.00%, 01/01/16		1,250	1,301,775
4.00%, 01/01/18		1,225	1,346,838
5.00%, 12/01/19		500	591,145
State of Arizona COP
Series A
5.00%, 10/01/18	(AGM)	200	229,298
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,111,060
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	412,830

			59,694,759
ARKANSAS — 0.01%
State of Arkansas GO
5.00%, 06/15/21		220	265,949

			265,949
CALIFORNIA — 22.85%
Alameda County Transportation Authority RB
4.00%, 03/01/22		500	578,295
Allan Hancock Joint Community College District/CA GO
0.00%, 08/01/47	(Call 08/01/40)	1,000	488,160
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)	2,000	771,000
Anaheim Public Financing Authority RB
0.00%, 09/01/32	(AGM)	3,040	1,336,870
Bay Area Toll Authority RB
Series B
1.50%, 04/01/47	(Call 10/01/17)	3,000	3,031,320
Series C
1.88%, 04/01/47	(Call 10/01/18)	5,025	5,117,761

231

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Series F
5.00%, 04/01/15		$500	$508,360
5.00%, 04/01/17	(PR 04/01/16)	150	159,401
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,062,670
5.00%, 04/01/21	(PR 04/01/16)	250	265,668
5.00%, 04/01/23	(PR 04/01/16)	275	292,234
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,125,340
5.00%, 04/01/31	(PR 04/01/16)	3,100	3,294,277
5.00%, 04/01/31	(PR 04/01/17)	680	750,727
Series F-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,190,540
5.00%, 04/01/28	(Call 04/01/19)	25	28,523
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,332,920
5.00%, 04/01/31	(Call 04/01/22)	200	232,464
5.00%, 04/01/34	(PR 04/01/18)	500	570,625
5.00%, 04/01/39	(PR 04/01/18)	2,675	3,052,844
5.00%, 04/01/54	(Call 04/01/24)	2,000	2,230,440
5.13%, 04/01/39	(PR 04/01/19)	825	969,433
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,549,157
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,802,239
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,285,240
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,951,810
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,549,025
5.25%, 04/01/53	(Call 04/01/23)	370	416,417
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,729,455
Beverly Hills Unified School District CA GO
0.00%, 08/01/33		1,000	512,650
California Educational Facilities Authority RB
Series T-1
5.00%, 03/15/39		120	155,326
Series U-3
5.00%, 06/01/43		1,500	1,978,800
Series U-6
5.00%, 05/01/45		1,500	1,973,340
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,533,433
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,301,070
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	650,535
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	470	611,945
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	1,500	1,736,055
5.00%, 09/01/38	(Call 09/01/23)	1,000	1,117,860
Series A
5.00%, 12/01/19	(AMBAC)	20	22,081
5.00%, 04/01/20		690	810,026
5.00%, 04/01/22		1,810	2,161,665
5.00%, 09/01/27	(Call 09/01/24)	2,175	2,570,132
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,301,540
5.00%, 09/01/39	(Call 09/01/24)	1,000	1,130,100
5.25%, 06/01/30	(Call 06/01/15)	2,100	2,150,064
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,071,363
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,187,680
Series B
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,131,050

Security		Principal (000s)	Value

Series C
4.00%, 06/01/28	(Call 06/01/22)	$200	$209,244
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,788,300
5.00%, 12/01/31	(Call 12/01/21)	750	858,443
Series G
5.00%, 01/01/21		2,000	2,363,860
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,610,261
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,396,810
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	737,388
Series J
5.25%, 01/01/16	(AMBAC)	270	284,707
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,824,026
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,483,787
5.00%, 11/01/25	(Call 11/01/23)	1,400	1,691,872
5.00%, 11/01/30	(PR 05/01/15) (AMBAC)	1,035	1,056,083
5.00%, 11/01/30	(Call 05/01/15) (AMBAC)	330	335,521
5.00%, 11/01/34	(Call 11/01/24)	3,000	3,506,040
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,107,940
5.00%, 11/01/39	(Call 11/01/24)	500	575,545
5.00%, 11/01/44	(Call 11/01/24)	700	800,002
5.25%, 11/01/34	(Call 05/01/19)	500	570,540
5.25%, 11/01/38	(Call 05/01/19)	1,750	1,996,890
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	722,720
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	1,750	1,782,305
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,394,004
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	600	641,868
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	221,920
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	101,509
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	161,070
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	500	568,660
City & County of San Francisco CA GO
5.00%, 06/15/15		1,220	1,252,647
Series R1
5.00%, 06/15/18		2,500	2,874,375
5.00%, 06/15/21		25	30,430
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,218,500
City of Bakersfield CA Wastewater Revenue RB
Series A
5.00%, 09/15/32	(Call 09/15/17) (AGM)	2,000	2,185,720

232

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

City of Los Angeles CA GO
Series B
5.00%, 09/01/19		$1,200	$1,417,560
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,158,150
Series A
5.00%, 06/01/19		3,075	3,609,927
5.00%, 06/01/34	(PR 06/01/15) (NPFGC)	3,235	3,314,581
5.00%, 06/01/34	(Call 06/01/15) (NPFGC)	765	782,564
5.00%, 06/01/39	(Call 06/01/19)	500	562,525
Series B
5.00%, 06/01/22		750	919,283
5.00%, 06/01/23		200	247,822
5.00%, 06/01/32	(Call 06/01/22)	400	459,800
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	2,000	2,333,140
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,261,460
Series A
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,275,154
5.00%, 05/15/40	(Call 05/15/20)	3,700	4,189,769
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,137,930
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	564,995
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,392,190
Series D
5.25%, 05/15/33	(Call 05/15/20)	700	803,117
City of Redding CA COP
Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,104,380
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	750	840,803
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	3,500	3,582,740
City of San Francisco CA Public Utilities Commission Water Revenue RB
Series A
5.00%, 11/01/30	(Call 11/01/21)	500	588,940
5.00%, 11/01/32	(Call 11/01/21)	400	467,108
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,528,880
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,127,250
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,112,285
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,139,510
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,444,641
Coast Community College District GO
Series A
5.00%, 08/01/38	(Call 08/01/23)	2,750	3,135,687
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	1,500	1,710,375
Series A
4.00%, 08/01/39	(Call 08/01/24)	750	767,258
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,280,053
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,418,175
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,947,860

Security		Principal (000s)	Value

County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	$2,250	$2,329,650
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	900,390
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	368,500
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,762,042
East Bay Municipal Utility District Water System Revenue RB
Series 2014B
5.00%, 06/01/24		500	629,625
Series A
5.00%, 06/01/26	(Call 06/01/17) (NPFGC-FGIC)	1,545	1,699,531
5.00%, 06/01/32	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,098,210
5.00%, 06/01/35	(PR 06/01/15) (NPFGC)	800	819,680
5.00%, 06/01/35	(Call 06/01/15) (NPFGC)	300	306,888
5.00%, 06/01/36	(Call 06/01/20)	2,000	2,299,180
5.00%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	275	300,575
Series B
5.00%, 06/01/16		500	535,615
5.00%, 06/01/22		2,000	2,460,140
5.00%, 06/01/23		1,000	1,243,760
Eastern Municipal Water District COP
Series H
5.00%, 07/01/35	(Call 07/01/18)	500	556,145
El Camino Community College District GO
Series C
0.00%, 08/01/32		200	102,462
0.00%, 08/01/34		1,000	466,790
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	568,595
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	455,314
0.00%, 08/01/51		1,000	183,490
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,123,340
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,118,200
Foothill-Eastern Transportation Corridor Agency RB
Series A
0.00%, 01/01/15	(ETM)	500	499,930
0.00%, 01/01/20	(ETM)	1,355	1,268,483
0.00%, 01/01/23	(ETM)	500	426,660
0.00%, 01/01/25	(ETM)	200	160,374
0.00%, 01/01/26	(ETM)	1,500	1,153,785
0.00%, 01/01/28	(ETM)	4,450	3,148,597
0.00%, 01/01/30	(ETM)	1,000	647,580
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	2,000	966,980
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,688,910
Los Angeles Community College District/CA GO

233

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Series A
5.00%, 08/01/27	(Call 08/01/17) (NPFGC-FGIC)	$2,000	$2,217,720
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	7,410	8,133,364
6.00%, 08/01/33	(Call 08/01/19)	1,000	1,202,420
Series F-1
5.00%, 08/01/33	(Call 08/01/18)	1,500	1,671,615
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(Call 08/15/18)	1,200	1,374,324
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		1,300	1,564,459
Series A
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	229,252
Series B
5.00%, 07/01/15		900	926,073
5.00%, 07/01/17		1,000	1,118,200
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,211,910
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,123,040
Los Angeles County Sanitation Districts Financing Authority RB
Series A
5.00%, 10/01/20	(District GO)	1,000	1,201,380
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/15		1,575	1,620,533
5.00%, 07/01/16		500	537,785
5.00%, 07/01/21		35	42,478
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,801,770
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,801,100
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,958,346
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	2,845	3,080,139
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,372,920
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,752,915
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,896,675
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,382,520
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,134,130
5.00%, 07/01/43	(Call 07/01/22)	7,410	8,317,152
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,942,021
Series C
5.00%, 01/01/16	(Call 10/01/15)	4,000	4,163,120
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,250	1,447,975
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,137,010
Los Angeles Municipal Improvement Corp. RB
Series B1
4.75%, 08/01/37	(Call 12/29/14) (NPFGC-FGIC)	285	285,903
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/17	(PR 07/01/16) (NPFGC)	1,000	1,073,740
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,700	2,954,259

Security		Principal (000s)	Value

4.50%, 07/01/23	(Call 07/01/17) (AGM)	$2,710	$2,962,924
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,100	1,202,256
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,148,588
5.00%, 07/01/21	(Call 07/01/15) (FGIC)	360	370,026
Series A-2
5.00%, 07/01/21		1,000	1,209,140
Series B
4.75%, 07/01/19	(Call 07/01/16)	1,400	1,492,470
5.00%, 07/01/16	(AGM)	600	644,346
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	1,016,415
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	534,540
Series C
5.00%, 07/01/23		4,140	5,101,349
5.00%, 07/01/25	(Call 07/01/24)	2,000	2,457,600
5.00%, 07/01/30	(Call 07/01/24)	750	888,623
Series D
5.00%, 01/01/34	(Call 07/01/19)	250	282,045
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,157,520
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,790,959
Series I
5.00%, 07/01/27	(Call 07/01/19)	3,000	3,461,760
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	341,250
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	141,413
Merced Union High School District GO
Series C
0.00%, 08/01/46	(Call 08/01/21)	1,500	198,375
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		2,500	2,782,150
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,575	1,734,295
Series B
5.00%, 07/01/21	(Call 07/01/18)	210	241,118
Series C
5.00%, 10/01/26	(Call 10/01/21)	200	238,428
5.00%, 10/01/27		1,000	1,275,660
Series E
5.00%, 07/01/23		1,000	1,245,130
Series G
5.00%, 07/01/28	(Call 07/01/22)	500	590,100
Modesto Irrigation District COP
Series A
6.00%, 10/01/39	(Call 04/01/19)	500	575,120
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,530	1,970,440
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	1,994,002

234

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	$1,000	$793,680
0.00%, 08/01/43	(Call 08/01/35)	3,000	1,941,840
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	565,920
0.00%, 08/01/41	(Call 08/01/21)	520	103,178
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,072,910
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	562,340
Palomar Health GO
Series A
0.00%, 08/01/31	(AGM)	1,000	500,840
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	500	563,760
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	673,281
Port of Los Angeles RB
Series C
5.25%, 08/01/23	(Call 08/01/19)	1,000	1,188,010
Poway Unified School District GO
0.00%, 08/01/33		1,000	453,460
0.00%, 08/01/41		1,500	440,115
0.00%, 08/01/46		5,200	1,196,624
0.00%, 08/01/51		1,250	222,213
Regents of the University of California Medical Center Pooled Revenue RB
Series A
4.50%, 05/15/37	(Call 05/15/15) (NPFGC)	200	202,542
4.75%, 05/15/31	(Call 05/15/15) (NPFGC)	1,250	1,282,463
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	560	455,829
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,739,565
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,272,540
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	440	533,152
Series A
5.40%, 11/01/20	(AMBAC)	500	556,265
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 08/01/35	(Call 08/01/15) (NPFGC)	775	797,142
Series A
5.00%, 12/01/44	(Call 06/01/24)	2,000	2,300,200
Sacramento Municipal Utility District RB
5.13%, 07/01/29	(Call 07/01/16) (NPFGC)	1,000	1,056,060
Series A
5.00%, 08/15/41	(Call 08/15/23)	2,000	2,231,500
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	2,720	3,073,654
Series X
5.00%, 08/15/20		550	657,250
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,173,440
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	358,383

Security		Principal (000s)	Value

San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	$120	$142,033
5.00%, 05/01/30	(PR 05/01/15) (AGM)	2,775	2,832,109
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	990,279
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,477,338
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,697,751
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,582,746
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,402,838
San Diego County Regional Transportation Commission RB
Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,130,170
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,800,950
San Diego County Water Authority COP
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	4,192,806
Series A
5.00%, 05/01/30	(PR 05/01/15) (AGM)	1,600	1,633,008
San Diego County Water Authority RB
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,159,990
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,142,060
Series B
5.00%, 05/15/18		1,000	1,146,200
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,336,560
5.50%, 05/15/23	(Call 05/15/19)	1,445	1,719,536
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.50%, 08/01/39	(Call 08/01/19)	700	814,590
San Diego Regional Building Authority RB
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,714,695
San Diego Unified School District/CA GO
0.00%, 07/01/30		1,300	716,235
0.00%, 07/01/35		2,010	828,623
0.00%, 07/01/37		700	264,775
0.00%, 07/01/43		1,180	336,194
0.00%, 07/01/44		1,800	492,228
Series C
0.00%, 07/01/46		275	68,255
0.00%, 07/01/48	(Call 07/01/40)	1,500	909,840
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,964,653
Series D-2
4.75%, 07/01/27	(Call 07/01/15) (AGM)	595	615,182
Series E
0.00%, 07/01/47	(Call 07/01/42)	2,800	1,428,700
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,279,248
5.25%, 07/01/28	(AGM)	1,000	1,272,750
Series G
0.00%, 07/01/38	(Call 01/01/24)	4,000	1,233,040
Series R-1
0.00%, 07/01/31		2,000	1,038,380
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,037,090

235

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	$900	$980,964
5.00%, 08/01/32	(Call 08/01/17)	1,400	1,545,642
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,134,130
San Francisco City & County Airports Commission San Francisco International Airport RB
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,162,570
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,146,940
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,718,895
5.00%, 05/01/44	(Call 05/01/24)	2,000	2,251,000
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,737,720
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	545,005
San Joaquin County Transportation Authority RB
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	586,835
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	3,500	3,492,755
0.00%, 01/01/19	(ETM)	980	938,889
0.00%, 01/01/20	(ETM)	500	468,075
0.00%, 01/01/25	(ETM)	2,100	1,683,927
0.00%, 01/01/27	(ETM)	1,075	793,200
5.00%, 01/15/34	(Call 01/15/25)	1,000	1,090,410
5.00%, 01/15/50	(Call 01/15/25)	3,500	3,664,150
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	1,850	2,108,130
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	117,935
0.00%, 08/01/51		1,500	275,235
San Mateo County Community College District GO
Series B
5.00%, 09/01/38	(PR 09/01/16)	1,700	1,837,802
Series C
0.00%, 09/01/30	(NPFGC)	2,685	1,525,510
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/33	(Call 07/15/18)	750	832,170
San Mateo Union High School District GO
0.00%, 09/01/33		500	317,280
0.00%, 09/01/41	(Call 09/01/36)	460	305,187
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	749,955
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/36		2,500	984,300
Santa Clara County Financing Authority RB
Series L
5.25%, 05/15/36	(Call 05/15/18)	1,500	1,656,300
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(Call 04/01/17) (AMBAC)	1,400	1,517,306
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,500	1,533,795

Security		Principal (000s)	Value

Southern California Public Power Authority RB
0.00%, 07/01/15	(NPFGC)	$700	$698,880
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	1,400	1,663,536
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,272,042
Series A
5.00%, 07/01/18		1,050	1,205,820
Southwestern Community College District GO
Series C
0.00%, 08/01/46		1,920	433,498
State of California Department of Transportation RB
Series A
5.00%, 02/01/15	(NPFGC-FGIC)	1,000	1,008,560
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,708,575
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	2,125	2,417,400
Series G-4
5.00%, 05/01/16		1,250	1,333,663
Series H
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,708,575
Series K
4.00%, 05/01/18		200	222,226
5.00%, 05/01/18		2,610	2,987,249
Series L
4.00%, 05/01/15		100	101,645
5.00%, 05/01/15		3,950	4,031,765
5.00%, 05/01/16		2,775	2,960,731
5.00%, 05/01/17		1,485	1,647,518
5.00%, 05/01/18		1,290	1,476,457
5.00%, 05/01/19		3,815	4,478,161
5.00%, 05/01/20		2,700	3,237,867
5.00%, 05/01/21	(Call 05/01/20)	2,555	3,039,811
5.00%, 05/01/22	(Call 05/01/20)	300	356,925
Series M
4.00%, 05/01/16		1,500	1,579,305
4.00%, 05/01/19		1,275	1,441,553
5.00%, 05/01/15		1,000	1,020,700
5.00%, 05/01/16		1,000	1,066,930
Series N
5.00%, 05/01/20		2,500	2,998,025
State of California Department of Water Resources RB
5.00%, 12/01/24	(PR 06/01/18)	635	728,231
5.00%, 12/01/24	(Call 06/01/18)	15	17,106
5.00%, 12/01/27	(PR 06/01/18)	485	556,208
5.00%, 12/01/27	(Call 06/01/18)	15	17,039
5.00%, 12/01/28	(PR 06/01/18)	670	768,369
5.00%, 12/01/28	(Call 06/01/18)	25	28,308
Series AC
5.00%, 12/01/15	(PR 12/01/14) (NPFGC)	965	965,396
Series AS
5.00%, 12/01/24		2,700	3,422,034
5.00%, 12/01/26	(Call 12/01/24)	1,000	1,239,720
5.00%, 12/01/27	(Call 12/01/24)	1,000	1,231,430
State of California GO
3.00%, 12/01/32	(Call 06/01/19)	1,365	1,464,809
3.50%, 10/01/17		1,000	1,079,810
4.00%, 08/01/15		600	615,624
4.00%, 09/01/17		295	322,022
4.00%, 09/01/20		500	568,200
4.00%, 12/01/26	(Call 06/01/16)	4,000	4,214,440
4.00%, 12/01/27	(Call 06/01/17)	5,155	5,572,967

236

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

4.00%, 11/01/44	(Call 11/01/24)	$1,500	$1,527,060
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,972,396
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,130,540
4.50%, 08/01/28	(Call 02/01/17) (AMBAC)	1,795	1,909,772
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,191,820
4.75%, 04/01/18		280	316,296
5.00%, 02/01/15		1,935	1,951,602
5.00%, 03/01/15		500	506,320
5.00%, 04/01/15		2,500	2,541,750
5.00%, 09/01/15		480	497,635
5.00%, 11/01/15		1,305	1,363,229
5.00%, 12/01/15		2,275	2,385,406
5.00%, 02/01/16		3,330	3,513,550
5.00%, 04/01/16		1,640	1,742,434
5.00%, 05/01/16	(Call 05/01/15)	300	306,054
5.00%, 08/01/16		200	215,370
5.00%, 10/01/16		4,150	4,498,683
5.00%, 11/01/16	(AMBAC)	345	375,212
5.00%, 12/01/16		200	218,222
5.00%, 03/01/17	(PR 03/01/15)	25	25,313
5.00%, 03/01/17	(Call 03/01/15)	1,875	1,897,987
5.00%, 04/01/17		725	799,784
5.00%, 05/01/17	(Call 05/01/15)	550	561,072
5.00%, 06/01/17	(Call 06/01/15)	950	972,857
5.00%, 02/01/18		1,500	1,697,925
5.00%, 03/01/18		400	453,976
5.00%, 04/01/18		2,650	3,015,329
5.00%, 05/01/18	(Call 05/01/15)	1,620	1,652,546
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	200	221,672
5.00%, 08/01/18	(Call 02/01/17)	295	322,335
5.00%, 10/01/18		3,400	3,925,130
5.00%, 02/01/19		3,000	3,484,470
5.00%, 03/01/19	(PR 03/01/15)	1,700	1,721,301
5.00%, 03/01/19	(Call 03/01/15)	3,300	3,340,359
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,297,959
5.00%, 09/01/19		900	1,059,498
5.00%, 10/01/19		1,000	1,179,220
5.00%, 02/01/20		5,505	6,494,304
5.00%, 04/01/20	(Call 04/01/19)	5,460	6,430,327
5.00%, 09/01/20		1,500	1,786,995
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	500	560,795
5.00%, 12/01/20	(Call 12/01/16)	3,010	3,546,838
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,376,011
5.00%, 08/01/21	(Call 08/01/15)	900	950,298
5.00%, 09/01/21		1,000	1,204,620
5.00%, 10/01/21	(Call 10/01/19)	4,300	5,143,637
5.00%, 11/01/21	(Call 11/01/17)	250	278,823
5.00%, 12/01/21	(Call 12/01/16)	1,955	2,135,525
5.00%, 02/01/22		2,290	2,768,060
5.00%, 04/01/22		1,000	1,210,940
5.00%, 08/01/22	(Call 02/01/17)	320	347,110
5.00%, 09/01/22		1,000	1,215,620
5.00%, 11/01/22		1,000	1,217,310
5.00%, 06/01/23	(Call 12/01/14) (AMBAC)	1,000	1,000,410
5.00%, 08/01/23	(Call 02/01/17)	340	368,268
5.00%, 09/01/23	(Call 09/01/22)	5,000	5,998,600
5.00%, 10/01/23	(Call 12/29/14)	25	25,098
5.00%, 11/01/23	(Call 11/01/17) (NPFGC)	1,320	1,472,183

Security		Principal (000s)	Value

5.00%, 12/01/23		$1,835	$2,253,343
5.00%, 03/01/24	(Call 03/01/16)	1,000	1,057,550
5.00%, 08/01/24	(Call 02/01/17)	1,750	1,892,327
5.00%, 09/01/24	(Call 09/01/22)	2,000	2,407,880
5.00%, 10/01/24	(Call 04/01/18)	5,815	6,563,158
5.00%, 12/01/24	(Call 12/01/17)	2,420	2,648,725
5.00%, 08/01/25	(Call 02/01/17)	3,850	4,152,764
5.00%, 08/01/25	(Call 08/01/15) (AGM)	1,000	1,031,710
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,664,868
5.00%, 12/01/25	(Call 12/01/16)	2,800	3,048,528
5.00%, 10/01/26	(Call 10/01/24)	2,000	2,414,860
5.00%, 11/01/26	(Call 11/01/17)	625	691,325
5.00%, 02/01/27	(AMBAC)	550	681,346
5.00%, 05/01/27	(Call 05/01/15)	500	509,700
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,191,140
5.00%, 08/01/27	(Call 08/01/15) (AGM)	1,000	1,030,150
5.00%, 10/01/27	(Call 10/01/24)	2,000	2,387,520
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,707,675
5.00%, 03/01/28	(Call 03/01/16)	2,400	2,523,384
5.00%, 08/01/28	(Call 08/01/18)	250	281,168
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,168,940
5.00%, 10/01/28	(Call 10/01/24)	2,000	2,374,240
5.00%, 10/01/29	(Call 10/01/24)	19,620	22,268,833
5.00%, 11/01/29	(Call 11/01/23)	2,500	2,920,875
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,305,200
5.00%, 09/01/31	(Call 09/01/16)	525	560,264
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,746,855
5.00%, 02/01/32	(Call 12/29/14)	2,145	2,464,839
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,266,794
5.00%, 11/01/32	(Call 11/01/17)	6,505	7,122,715
5.00%, 02/01/33	(Call 12/29/14)	3,105	3,552,600
5.00%, 08/01/33	(PR 08/01/15)	650	671,184
5.00%, 10/01/33	(Call 10/01/24)	2,500	2,898,370
5.00%, 09/01/35	(Call 09/01/16)	720	765,238
5.00%, 06/01/37	(Call 06/01/17)	6,000	6,450,420
5.00%, 11/01/37	(Call 11/01/17)	9,865	10,725,129
5.00%, 12/01/37	(Call 12/01/17)	2,315	2,522,447
5.00%, 02/01/38	(Call 02/01/23)	4,325	4,869,791
5.00%, 04/01/38	(Call 04/01/18)	2,835	3,112,376
5.00%, 09/01/41	(Call 09/01/21)	3,970	4,416,307
5.00%, 10/01/41	(Call 10/01/21)	4,750	5,289,932
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,236,580
5.00%, 09/01/42	(Call 09/01/22)	7,500	8,431,575
5.00%, 04/01/43	(Call 04/01/23)	7,000	7,850,430
5.00%, 11/01/43	(Call 11/01/23)	5,620	6,343,968
5.00%, 05/01/44	(Call 05/01/24)	1,000	1,134,120
5.13%, 03/01/25	(Call 03/01/18)	560	632,128
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,304,570
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,383,335
5.25%, 10/01/21	(Call 10/01/19)	1,000	1,194,090
5.25%, 09/01/22		300	370,056
5.25%, 02/01/23		250	307,738
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,892,115
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,411,740
5.25%, 09/01/25	(Call 09/01/21)	250	299,543
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,382,274
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,178,130
5.25%, 03/01/30	(Call 03/01/20)	500	580,170
5.25%, 08/01/32	(AGM)	2,955	3,601,436
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,327,380

237

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.25%, 03/01/38	(Call 03/01/18)	$5,750	$6,382,615
5.50%, 04/01/18		2,815	3,249,383
5.50%, 04/01/19		155	183,982
5.50%, 04/01/21	(Call 04/01/19)	315	373,303
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,370,180
5.50%, 08/01/30	(Call 08/01/18)	485	551,304
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,156,250
5.50%, 11/01/39	(Call 11/01/19)	1,490	1,719,043
5.50%, 03/01/40	(Call 03/01/20)	2,000	2,298,100
5.60%, 03/01/36	(Call 03/01/20)	595	692,985
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,190,510
5.75%, 04/01/28	(Call 04/01/19)	1,700	2,020,688
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,590,522
6.00%, 02/01/18	(AMBAC)	1,000	1,164,620
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,222,720
6.00%, 04/01/35	(Call 04/01/19)	430	514,637
6.00%, 11/01/35	(Call 11/01/19)	235	284,895
6.00%, 04/01/38	(Call 04/01/19)	13,000	15,570,880
6.00%, 11/01/39	(Call 11/01/19)	500	609,085
6.50%, 04/01/33	(Call 04/01/19)	6,570	8,019,933
Series A
4.25%, 07/01/17		1,080	1,183,853
4.60%, 07/01/19		2,000	2,326,240
5.00%, 07/01/17		625	696,981
5.00%, 07/01/18		4,265	4,907,778
5.00%, 07/01/19		1,300	1,535,352
5.00%, 07/01/20	(PR 07/01/19)	2,930	3,460,447
5.00%, 07/01/22	(Call 07/01/16)	5,515	5,895,976
5.25%, 07/01/21	(PR 07/01/19)	1,270	1,514,145
5.25%, 07/01/21	(Call 07/01/19)	730	857,940
Turlock Irrigation District RB
Series A
5.00%, 01/01/40	(Call 01/01/20)	1,000	1,101,880
University of California RB
Series AF
5.00%, 05/15/16		2,450	2,620,985
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,795,929
5.00%, 05/15/36	(Call 05/15/23)	2,500	2,849,225
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,112,285
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,228,582
5.00%, 05/15/38	(Call 05/15/23)	2,000	2,273,000
Series AK
5.00%, 05/15/48		3,400	4,163,402
Series AM
5.00%, 05/15/44	(Call 05/15/24)	415	471,942
Series D
5.00%, 05/15/41	(Call 05/15/16) (NPFGC-FGIC)	3,395	3,605,015
Series G
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,170,190
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,082,117
Series J
4.50%, 05/15/26	(Call 05/15/15) (AGM)	1,500	1,542,960
4.50%, 05/15/31	(Call 05/15/15) (AGM)	2,000	2,050,980
4.50%, 05/15/35	(Call 05/15/15) (AGM)	1,220	1,251,098
Series Q
5.00%, 05/15/21	(Call 05/15/17)	300	334,983

Security		Principal (000s)	Value

Ventura County Community College District GO
Series C
5.50%, 08/01/33	(Call 08/01/18)	$905	$1,036,397
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	1,810	2,025,661
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	172,625
William S Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	500	211,545
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	502,590
4.00%, 08/01/38	(Call 08/01/23)	3,100	3,177,624
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(Call 08/01/18) (AGM)	1,000	1,132,410

			905,008,166
COLORADO — 0.97%
Board of Governors of Colorado State University System RB
Series A
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	560,610
City & County of Denver CO Airport System Revenue RB
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,167,180
5.25%, 11/15/36	(Call 11/15/19)	200	226,274
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,676,073
5.00%, 11/15/43	(Call 11/15/23)	3,250	3,620,583
City of Aurora CO Water Revenue RB
Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,085,760
Colorado Higher Education COP
5.25%, 11/01/23	(PR 11/01/18)	500	582,765
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	540	684,979
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	962,410
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,335,560
E-470 Public Highway Authority RB
Series A
0.00%, 09/01/40		850	268,966
0.00%, 09/01/41		1,000	300,240
Series B
0.00%, 09/01/16	(NPFGC)	765	748,851
0.00%, 09/01/19	(NPFGC)	435	393,953
0.00%, 09/01/20	(NPFGC)	665	583,717
0.00%, 09/01/23	(NPFGC)	165	128,631
0.00%, 09/01/24	(NPFGC)	1,165	859,852
0.00%, 09/01/29	(NPFGC)	2,500	1,440,625
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	578,440
5.00%, 12/15/22	(PR 12/15/14) (AGM)	3,535	3,543,060
5.00%, 12/15/24	(PR 12/15/14) (AGM)	540	541,231

238

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Regional Transportation District COP
Series A
5.38%, 06/01/31	(Call 06/01/20)	$500	$569,450
Regional Transportation District RB
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,604,061
5.00%, 11/01/27		1,500	1,847,805
5.00%, 11/01/28		1,500	1,854,855
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	2,000	2,175,420
State of Colorado COP
Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,127,940
State of Colorado Department of Transportation RB
Series B
5.00%, 12/15/15	(NPFGC-FGIC)	2,510	2,636,328
University of Colorado RB
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,126,000

			38,231,619
CONNECTICUT — 1.26%
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48		1,500	1,506,675
State of Connecticut GO
Series A
5.00%, 01/01/15		1,000	1,004,510
5.00%, 01/01/16		4,200	4,418,316
5.00%, 10/15/17		2,000	2,245,640
5.00%, 10/15/21		2,000	2,398,480
5.00%, 10/15/24	(Call 10/15/23)	1,775	2,144,076
5.00%, 02/15/25	(Call 02/15/19)	2,660	3,039,715
Series B
5.00%, 05/01/15		3,000	3,062,370
5.00%, 05/01/16		500	533,415
5.00%, 05/15/21		2,000	2,389,940
5.25%, 06/01/20	(AMBAC)	690	824,025
Series C
5.00%, 12/01/15		1,500	1,572,960
5.00%, 12/15/16		1,000	1,093,230
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,193,910
5.50%, 12/15/15		275	290,315
Series D
5.00%, 11/01/19		1,000	1,173,660
5.00%, 11/01/25	(Call 11/01/16)	1,500	1,623,810
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,302,360
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	541,815
5.00%, 12/15/16		1,500	1,639,845
5.00%, 12/15/18	(Call 12/15/16)	230	250,962
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19		1,000	1,178,020
Series A
5.00%, 10/01/24	(Call 10/01/23)	2,000	2,421,280
5.00%, 09/01/28	(Call 09/01/24)	1,000	1,197,690
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,326,000
5.00%, 09/01/31	(Call 09/01/24)	1,000	1,177,330
5.00%, 09/01/32	(Call 09/01/24)	2,000	2,349,080

Security		Principal (000s)	Value

State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/17		$500	$548,545
5.00%, 02/01/19		3,000	3,476,040

			49,924,014
DELAWARE — 0.01%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		500	542,495

			542,495
DISTRICT OF COLUMBIA — 1.06%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,749,525
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,826,044
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,518,910
Series C
5.00%, 06/01/16	(AGM)	1,000	1,070,020
5.00%, 06/01/38	(Call 06/01/24)	1,000	1,155,430
District of Columbia RB
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,131,680
Series A
5.00%, 12/01/23	(Call 06/01/20)	1,250	1,465,675
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,165,670
5.00%, 12/01/26	(Call 06/01/20)	500	581,125
5.00%, 12/01/27	(Call 06/01/20)	500	579,425
5.00%, 12/01/31	(Call 06/01/20)	500	570,050
5.25%, 12/01/34	(Call 12/01/19)	1,370	1,581,172
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	462,076
Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	1,033,790
Series C
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,201,910
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,333,980
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,141,440
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,855,625
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23	(AGM)	240	293,443
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,313,852
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,126,400
6.00%, 10/01/35	(PR 10/01/18)	500	596,375
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,111,320
Series A
0.00%, 10/01/37		4,000	1,329,760
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,381,955
Metropolitan Washington Airports Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,132,000
Series C
5.13%, 10/01/39	(Call 10/01/18)	3,475	3,863,644

239

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Washington Convention & Sports Authority RB
Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	$200	$203,314

			41,775,610
FLORIDA — 3.56%
Broward County FL Water & Sewer Utility Revenue RB
Series A
5.25%, 10/01/34	(Call 10/01/18)	500	560,180
Broward County School Board/FL COP
Series A
5.00%, 07/01/21		1,000	1,169,610
City of Cape Coral FL Water & Sewer Revenue RB
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,098,810
City of Clearwater FL Water & Sewer Revenue RB
Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,132,220
City of Gainesville FL Utilities System Revenue RB
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,250	1,300,813
City of Tallahassee FL RB
5.00%, 10/01/37	(Call 10/01/17)	2,750	2,998,435
County of Broward FL Airport System Revenue RB
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,785,872
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	1,000	1,105,650
County of Miami-Dade FL Aviation Revenue RB
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,297,440
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,548,760
Series B
5.00%, 10/01/41	(Call 10/01/18) (AGM)	1,085	1,195,876
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,084,630
County of Miami-Dade FL GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,101,800
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,132,080
County of Miami-Dade FL RB
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,126,140
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,622,216
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	1,125	1,157,951
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/42	(Call 07/01/22)	5,430	5,999,227
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,924,178
Series C
5.38%, 10/01/24	(Call 10/01/18)	2,500	2,852,800
County of Miami-Dade Seaport Department RB
Series A
6.00%, 10/01/38	(Call 10/01/23)	1,000	1,207,250

Security		Principal (000s)	Value

County of Palm Beach FL RB
5.00%, 05/01/38	(Call 05/01/18)	$3,000	$3,300,690
County of Seminole FL Water & Sewer Revenue RB
5.00%, 10/01/31	(Call 10/01/16)	600	637,764
5.00%, 10/01/36	(Call 10/01/16)	2,020	2,146,391
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	496,508
5.25%, 10/01/19		1,000	1,174,200
5.25%, 10/01/20	(Call 10/01/18)	1,875	2,158,144
5.25%, 10/01/21	(Call 10/01/18)	180	206,888
Florida’s Turnpike Enterprise RB
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	370,668
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,096,510
Series B
5.00%, 07/01/16		2,000	2,146,480
Hillsborough County School Board COP
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,808,275
JEA Electric System Revenue RB
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,795,250
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,218,260
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,138,830
Miami-Dade County Expressway Authority RB
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,051,670
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,084,629
5.00%, 07/01/40	(Call 07/01/20)	2,000	2,176,640
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,108,390
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,178,860
Miami-Dade County School Board Foundation Inc. COP
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,029,420
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	2,953,997
Series B
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,473,650
Miami-Dade County School Board Foundation Inc. GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,214,320
Orange County School Board COP
Series A
5.00%, 08/01/32	(Call 08/01/17) (NPFGC-FGIC)	2,500	2,696,675
Orlando Utilities Commission RB
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,626,210
Series A
5.00%, 10/01/22		1,000	1,216,100
5.00%, 10/01/25		1,500	1,866,660
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	562,960
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22		500	599,525
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,224,880
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,778,175

240

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Palm Beach County School District COP
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	$300	$321,273
Series E
5.00%, 08/01/32	(Call 08/01/17) (NPFGC)	500	541,650
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,177,440
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,345,782
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	259,807
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/38	(Call 06/01/23)	1,000	1,115,000
St Johns River Power Park RB
Series 21
5.00%, 10/01/20	(Call 04/01/15) (NPFGC)	500	508,110
Series 23
5.00%, 10/01/15		200	208,120
5.00%, 10/01/18		500	574,770
State Board of Administration Finance Corp. RB
Series A
5.00%, 07/01/15		2,035	2,093,343
5.00%, 07/01/16		5,040	5,404,090
State of Florida GO
Series A
5.00%, 06/01/16		2,145	2,296,759
5.00%, 06/01/17		1,360	1,511,450
5.00%, 06/01/17	(Call 06/01/15) (NPFGC-FGIC)	1,000	1,034,210
5.00%, 06/01/18		2,500	2,856,450
5.00%, 06/01/21	(Call 06/01/20)	500	592,125
5.00%, 06/01/22		2,000	2,433,400
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,135,860
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,738,515
5.00%, 06/01/25	(Call 06/01/15) (GTD)	1,455	1,503,713
Series D
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,170,820
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,244,180
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,381,623
Series F
4.00%, 06/01/19		100	112,533
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,155,490
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,000	1,126,260
State of Florida Lottery Revenue RB
Series E
5.00%, 07/01/17		1,590	1,769,193
5.00%, 07/01/20		1,000	1,184,410
Tampa Bay Water RB
5.00%, 10/01/38	(Call 10/01/18)	2,000	2,227,020
Series A
5.00%, 10/01/16		500	542,060
Series B
5.00%, 10/01/19		1,000	1,174,840

Security		Principal (000s)	Value

Tampa-Hillsborough County Expressway Authority RB
Series A
5.00%, 07/01/37	(Call 07/01/22)	$2,000	$2,201,220

			140,881,073
GEORGIA — 2.21%
City of Atlanta Department of Aviation RB
Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	1,000	1,161,540
Series A
5.00%, 01/01/19		1,125	1,298,104
5.00%, 01/01/21		1,000	1,181,930
Series B
5.00%, 01/01/17		1,000	1,093,290
5.00%, 01/01/18		1,185	1,337,450
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,165,070
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,509,265
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,112,030
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,128,582
City of Atlanta GA Water & Wastewater Revenue RB
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	524,540
5.50%, 11/01/18	(NPFGC-FGIC)	100	117,064
6.00%, 11/01/26	(Call 11/01/19)	1,000	1,205,690
6.00%, 11/01/27	(Call 11/01/19)	1,000	1,203,590
6.00%, 11/01/28	(Call 11/01/19)	2,320	2,783,652
6.25%, 11/01/39	(Call 11/01/19)	2,750	3,242,910
County of DeKalb GA Water & Sewerage Revenue RB
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,643,943
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/16		2,000	2,137,420
5.00%, 06/01/17		2,000	2,215,300
5.00%, 06/01/18	(AGM)	1,000	1,137,370
5.00%, 06/01/19		1,300	1,510,574
Gwinnett County School District GO
Series A
4.00%, 10/01/15		1,600	1,651,648
4.00%, 10/01/16		1,010	1,077,125
Metropolitan Atlanta Rapid Transit Authority RB
Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	25	27,320
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	1,033,068
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,767,180
Municipal Electric Authority of Georgia RB
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,159,520
5.25%, 01/01/17		500	549,135
Series D
5.75%, 01/01/19	(Call 07/01/18)	3,315	3,863,268
5.75%, 01/01/20	(Call 07/01/18)	500	581,925
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		2,000	2,130,820
Private Colleges & Universities Authority RB
Series A
5.00%, 10/01/43	(Call 10/01/23)	2,000	2,276,900

241

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

State of Georgia GO
5.00%, 07/01/17	(Call 07/01/15)	$1,000	$1,028,280
5.00%, 10/01/17	(Call 10/01/16)	2,500	2,708,025
Series A
5.00%, 07/01/16		1,000	1,073,910
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,189,370
Series A-1
5.00%, 02/01/16		2,000	2,111,220
5.00%, 02/01/21		3,835	4,623,821
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,474,900
Series B
5.00%, 07/01/15		1,000	1,028,790
5.00%, 07/01/18	(Call 07/01/15)	1,215	1,249,287
5.00%, 07/01/19	(Call 07/01/15)	1,000	1,028,160
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,892,275
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,148,250
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,286,980
5.00%, 07/01/20	(Call 07/01/17)	3,725	4,138,475
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,159,600
Series E-2
4.00%, 09/01/16		1,000	1,063,670
4.00%, 09/01/18		1,200	1,340,112
4.50%, 09/01/15		800	826,360
Series I
5.00%, 07/01/18		1,000	1,148,400
5.00%, 07/01/20		2,500	2,992,125

			87,339,233
HAWAII — 0.88%
City & County of Honolulu HI Wastewater System Revenue RB
Series A
5.00%, 07/01/36	(Call 07/01/16) (NPFGC)	2,800	2,950,136
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,116,160
State of Hawaii Airports System Revenue RB
Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,010,800
State of Hawaii GO
5.00%, 08/01/26		2,500	3,048,700
Series DG
5.00%, 07/01/15	(AMBAC)	1,200	1,234,548
Series DJ
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	1,000	1,097,670
Series DQ
5.00%, 06/01/22	(Call 06/01/19)	500	577,375
Series DY
5.00%, 02/01/18		1,410	1,598,334
5.00%, 02/01/19		2,130	2,474,613
Series DZ
5.00%, 12/01/20		750	896,977
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,207,060
5.00%, 12/01/25	(Call 12/01/21)	2,000	2,393,780
5.00%, 12/01/28	(Call 12/01/21)	2,500	2,976,725
5.00%, 12/01/29	(Call 12/01/21)	1,000	1,180,390
5.00%, 12/01/30	(Call 12/01/21)	750	877,912
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,748,670
Series EA
5.00%, 12/01/20		500	597,985

Security		Principal (000s)	Value

Series EE
5.00%, 11/01/29	(Call 11/01/22)	$1,300	$1,520,090
Series EF
5.00%, 11/01/17		1,500	1,691,055
5.00%, 11/01/22		1,000	1,218,680
Series EH
5.00%, 08/01/33	(Call 08/01/23)	500	580,835

			34,998,495
ILLINOIS — 5.27%
Chicago Board of Education GO
Series A
5.00%, 12/01/41	(Call 12/01/21)	2,800	2,818,088
5.00%, 12/01/42	(Call 12/01/22)	2,000	2,014,420
5.50%, 12/01/26	(NPFGC-FGIC)	1,000	1,137,830
Series C
5.00%, 12/01/27	(Call 12/01/18) (AGM)	3,600	3,872,844
5.25%, 12/01/26	(Call 12/01/18)	145	151,051
Series F
5.00%, 12/01/31	(Call 12/01/20)	525	537,296
Chicago Midway International Airport RB
Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,228,540
Chicago O’Hare International Airport RB
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,113,340
Series A
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	524,010
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,566,645
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	537,905
5.75%, 01/01/39	(Call 01/01/21)	500	575,115
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,270	1,376,261
5.00%, 01/01/20	(Call 01/01/17) (AGM)	810	877,773
5.25%, 01/01/15	(NPFGC-FGIC)	510	512,382
5.25%, 01/01/17	(NPFGC)	1,050	1,150,642
5.25%, 01/01/18	(NPFGC)	820	927,166
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,929,030
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,889,909
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,820,996
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,068,410
5.00%, 01/01/40	(Call 01/01/20)	610	649,681
Chicago Park District GO
Series C
5.25%, 01/01/40	(Call 01/01/21)	1,000	1,082,680
Chicago Transit Authority RB
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	55	60,056
5.00%, 06/01/19	(Call 12/01/16) (AMBAC)	270	289,740
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,123,040
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,821,800

242

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

City of Chicago IL GO
Series A
5.00%, 01/01/15	(AGM)	$500	$502,220
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,583,850
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,063,130
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,081,475
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	935,280
5.00%, 01/01/33	(Call 01/01/22)	3,365	3,425,133
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,032,060
5.00%, 01/01/40	(Call 01/01/21)	1,000	1,003,600
City of Chicago IL RB
Series A
5.00%, 01/01/41	(Call 01/01/22)	2,000	2,112,240
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39	(Call 01/01/24)	2,000	2,203,980
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,086,900
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,705,350
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,096,680
Cook County Community College District No. 508 GO
5.25%, 12/01/43	(Call 12/01/23)	1,075	1,201,656
County of Cook IL GO
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	512,370
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	547,840
5.00%, 11/15/19		500	571,245
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,625,211
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,146,040
5.25%, 11/15/28	(Call 11/15/21)	500	561,535
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,402,387
Illinois Finance Authority RB
Series A
5.00%, 10/01/38	(Call 10/01/24)	2,000	2,290,880
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,121,060
Illinois Municipal Electric Agency RB
Series 2006
5.00%, 02/01/31	(Call 02/01/16) (NPFGC)	1,000	1,036,740
Series A
5.00%, 02/01/35	(Call 02/01/17) (NPFGC-FGIC)	2,700	2,872,017
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		3,300	3,877,566
5.00%, 01/01/21	(PR 07/01/15) (AGM)	1,000	1,028,610
5.00%, 01/01/22	(PR 07/01/15) (AGM)	500	514,305
5.00%, 12/01/22		1,000	1,203,190
5.00%, 01/01/23	(PR 07/01/15) (AGM)	1,225	1,260,047
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,116,070
Series A-1
5.00%, 01/01/23	(Call 07/01/16) (AGM)	50	53,481

Security		Principal (000s)	Value

5.00%, 01/01/24	(Call 07/01/16) (AGM)	$2,700	$2,887,299
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	7,481,668
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,129,520
5.00%, 01/01/31	(Call 01/01/20)	700	782,096
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	3,005,548
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	1,932,138
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,480	8,029,107
Series B
5.00%, 12/01/17		1,000	1,128,040
5.00%, 01/01/37	(Call 01/01/24)	2,500	2,808,425
5.50%, 01/01/33	(Call 01/01/18)	1,000	1,103,770
Series C
5.00%, 01/01/36	(Call 01/01/25)	2,000	2,256,780
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/28	(NPFGC)	1,295	741,452
Series A
0.00%, 12/15/15	(NPFGC)	470	465,939
0.00%, 12/15/22	(NPFGC)	340	264,476
0.00%, 06/15/31	(NPFGC)	1,035	506,146
0.00%, 12/15/34	(NPFGC)	3,000	1,207,860
0.00%, 06/15/36	(NPFGC)	2,800	1,026,872
0.00%, 06/15/37	(NPFGC)	415	144,001
0.00%, 06/15/40	(NPFGC)	3,500	1,039,220
5.50%, 06/15/29	(NPFGC-FGIC)	2,000	2,366,160
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,175,880
Series B
0.00%, 06/15/26	(AGM)	2,000	1,282,360
0.00%, 06/15/27	(AGM)	1,000	606,090
0.00%, 06/15/43	(AGM)	2,000	510,640
0.00%, 06/15/45	(AGM)	500	114,985
0.00%, 06/15/46	(AGM)	1,600	349,584
0.00%, 12/15/51		8,800	1,380,808
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,088,880
5.00%, 06/15/50	(Call 06/15/20)	1,500	1,575,450
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,603,200
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,062,720
5.00%, 12/01/27	(Call 06/01/16)	875	929,197
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,424,695
5.00%, 12/01/35	(PR 12/01/16)	3,295	3,597,876
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,637,880
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	813,319
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,137,170
Series C
5.25%, 12/01/32		780	982,823
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	500	612,220
5.75%, 06/01/23	(AGM)	1,000	1,249,310
State of Illinois GO
3.00%, 02/01/16		1,000	1,025,940
5.00%, 01/01/15		3,590	3,604,863
5.00%, 01/01/17	(AGM)	1,500	1,619,325
5.00%, 01/01/18		1,190	1,309,654
5.00%, 07/01/19		1,000	1,116,530
5.00%, 08/01/19		2,050	2,290,198

243

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 01/01/20	(AGM)	$500	$567,080
5.00%, 05/01/20		3,000	3,366,930
5.00%, 08/01/21		2,000	2,242,960
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,633,980
5.00%, 08/01/22		580	650,737
5.00%, 02/01/24		2,500	2,802,375
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,198,880
5.00%, 05/01/31	(Call 05/01/24)	1,500	1,613,115
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,056,920
5.00%, 02/01/39	(Call 02/01/24)	1,500	1,569,555
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,187,800
5.50%, 07/01/27	(Call 07/01/23)	660	737,722
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,104,290
Series A
5.00%, 06/01/16		100	106,154
5.00%, 03/01/34	(Call 12/29/14)	4,985	5,004,591
State of Illinois RB
4.00%, 06/15/15		3,000	3,063,390
5.00%, 06/15/15		300	307,980
5.00%, 06/15/17		2,000	2,219,360
5.00%, 06/15/19		500	581,440
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,749,300
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,241,900
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/15		1,000	1,026,660
5.00%, 12/15/15		1,000	1,050,650
5.00%, 06/15/16		3,685	3,950,394
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,635,885
5.00%, 12/15/17	(Call 12/15/16)	500	544,425
5.00%, 12/15/18	(Call 06/15/16)	2,000	2,135,960
5.00%, 12/15/19	(Call 06/15/15)	2,000	2,050,660
Village of Schaumburg GO
Series B
5.00%, 12/01/38	(PR 12/01/14) (NPFGC)	1,005	1,005,402
5.25%, 12/01/34	(PR 12/01/14) (NPFGC-FGIC)	645	645,271

			208,890,678
INDIANA — 0.71%
Indiana Finance Authority RB
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,161,300
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,074,820
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	9,450	10,139,283
5.00%, 02/01/20		1,000	1,184,510
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,231,980
5.25%, 02/01/17		705	777,904
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,105,250
Indiana Municipal Power Agency RB
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	531,525
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	2,520	2,678,886

Security		Principal (000s)	Value

Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	$1,500	$1,687,620
5.75%, 01/01/38	(Call 01/01/19)	5,000	5,684,500

			28,257,578
IOWA — 0.01%
State of Iowa RB
Series A
5.00%, 06/01/27	(Call 06/01/19)	500	573,605

			573,605
KANSAS — 0.15%
Kansas Development Finance Authority RB
5.00%, 03/01/21	(Call 03/01/20)	450	530,406
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		1,700	1,838,006
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,452,520
5.00%, 09/01/29	(Call 09/01/24)	1,000	1,213,320

			6,034,252
KENTUCKY — 0.24%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/18	(NPFGC)	320	369,389
First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,194,520
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17		1,000	1,100,180
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,138,720
Kentucky State Property & Building Commission RB
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,825,968
5.38%, 11/01/23	(Call 11/01/18)	1,000	1,153,050
Series A
5.00%, 08/01/19		1,000	1,164,300
Louisville & Jefferson County Metropolitan Sewer District RB
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	573,580
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,134,920

			9,654,627
LOUISIANA — 0.85%
City of New Orleans LA RB
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,093,900
City of New Orleans LA Sewerage Service Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,102,560
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/39	(Call 02/01/19)	1,000	1,118,020
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,220,340
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	1,002,310
Louisiana State Citizens Property Insurance Corp. RB
Series B
5.00%, 06/01/15	(AMBAC)	425	435,268

244

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 06/01/16	(AMBAC)	$275	$293,362
5.00%, 06/01/17	(Call 06/01/16) (AMBAC)	370	394,072
5.00%, 06/01/18	(Call 06/01/16) (AMBAC)	600	638,568
5.00%, 06/01/21	(Call 06/01/16) (AMBAC)	1,000	1,060,690
5.00%, 06/01/22	(Call 06/01/16) (AMBAC)	500	529,505
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
5.00%, 05/01/31	(PR 05/01/16) (AGM)	710	757,208
5.00%, 05/01/41	(PR 05/01/16) (NPFGC)	230	245,394
5.00%, 05/01/41	(Call 05/01/16) (NPFGC)	520	547,076
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,043,730
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,194,620
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,189,090
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,169,638
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,156,890
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,628,007
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,080,490
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,064,540
5.00%, 08/01/15	(NPFGC)	2,230	2,303,456
5.00%, 08/01/18	(Call 08/01/15) (NPFGC)	450	464,495
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,333,140
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,197,300
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	1,000	1,033,900
Series C
5.00%, 07/15/21		1,000	1,203,770
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,198,130

			33,699,469
MARYLAND — 1.91%
City of Baltimore MD RB
Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,134,240
County of Montgomery MD GO
Series A
5.00%, 07/01/15		500	514,395
5.00%, 07/01/21		1,500	1,818,420
5.00%, 11/01/21		1,500	1,825,125
Maryland State Transportation Authority RB
5.00%, 03/01/17		2,685	2,955,809
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,213,520
State of Maryland Department of Transportation RB
5.00%, 05/01/16		2,500	2,666,700
5.00%, 02/15/23	(Call 02/15/18)	2,500	2,824,050
State of Maryland GO
4.00%, 08/15/21		2,100	2,410,527
4.00%, 08/15/22		1,000	1,149,570
4.50%, 08/01/20		850	991,525
5.00%, 02/15/17	(PR 02/15/15)	260	262,714

Security		Principal (000s)	Value

5.00%, 08/01/18		$1,300	$1,496,378
5.00%, 03/01/19		2,525	2,943,948
5.00%, 08/01/19		1,000	1,176,880
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,468,713
First Series
5.00%, 03/15/17		450	496,296
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,168,957
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,453,708
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,532,878
First Series A
5.25%, 03/01/16		400	424,988
First Series C
4.00%, 08/15/16		2,000	2,124,360
Second Series
5.00%, 08/01/15		1,500	1,549,155
5.00%, 08/01/16		500	538,775
Second Series A
5.00%, 08/01/17	(PR 08/01/15)	1,410	1,456,051
Second Series B
5.00%, 08/01/17		2,050	2,290,814
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,334,500
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,422,240
Second Series C
5.00%, 11/01/16		540	587,725
Second Series E
5.00%, 08/01/19		1,000	1,176,880
Series A
5.00%, 08/01/16	(PR 08/01/15)	210	216,859
Series B
4.00%, 08/01/27	(Call 08/01/22)	3,390	3,724,796
5.00%, 08/01/17		1,000	1,117,470
5.00%, 08/01/23	(PR 08/01/19)	2,590	3,045,736
Series C
5.00%, 11/01/17		2,700	3,041,928
5.00%, 11/01/18		2,000	2,317,700
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,306,178
5.00%, 08/01/21		3,000	3,640,290
5.00%, 08/01/23		1,500	1,860,210
Series E
5.00%, 08/01/15		1,700	1,755,709
Third Series C
5.00%, 11/01/19		1,500	1,775,160
State of Maryland GOL
5.00%, 03/01/16		1,500	1,589,010
5.00%, 03/01/19		1,500	1,748,880

			75,549,767
MASSACHUSETTS — 4.81%
Commonwealth of Massachusetts GO
Series A
5.00%, 03/01/21	(PR 03/01/15) (AGM)	1,750	1,771,928
5.00%, 03/01/22	(PR 03/01/15)	850	860,676
5.00%, 03/01/24	(PR 03/01/15) (AGM)	500	506,280
5.00%, 03/01/25	(PR 03/01/15)	840	850,550
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,988,019
Series B
5.00%, 11/01/15		1,100	1,149,291
Series C
5.50%, 12/01/17	(AGM)	600	686,256
5.50%, 12/01/22	(AGM)	1,000	1,256,050

245

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.50%, 12/01/22	(AMBAC)	$3,300	$4,144,965
5.50%, 12/01/23	(AMBAC)	900	1,148,823
Commonwealth of Massachusetts GOL
Series A
5.00%, 03/01/34	(Call 03/01/19)	460	518,466
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,213,975
5.25%, 08/01/21		600	731,574
5.50%, 08/01/30	(AMBAC)	2,100	2,731,050
Series B
5.00%, 08/01/15		1,500	1,549,215
5.00%, 08/01/16		1,500	1,616,025
5.25%, 08/01/16	(AGM)	2,135	2,309,045
5.25%, 08/01/20		745	897,360
5.25%, 08/01/21		425	518,198
5.25%, 08/01/21	(AGM)	1,200	1,463,148
5.25%, 08/01/22		1,100	1,354,562
5.25%, 09/01/22	(AGM)	600	739,788
5.25%, 08/01/23		1,075	1,342,568
5.25%, 09/01/23	(AGM)	215	268,849
5.25%, 09/01/24	(AGM)	1,800	2,261,682
Series C
5.00%, 08/01/19		4,000	4,692,520
5.00%, 08/01/19	(PR 08/01/17) (AGM)	1,000	1,116,330
5.00%, 08/01/22		2,500	3,034,250
5.00%, 09/01/22	(PR 09/01/15)	625	647,913
5.00%, 08/01/25		2,000	2,500,080
5.00%, 09/01/25	(PR 09/01/15)	700	725,662
5.00%, 08/01/32	(Call 08/01/17) (AMBAC)	900	990,108
5.25%, 08/01/25	(PR 08/01/17) (AGM)	3,300	3,705,768
5.50%, 11/01/15	(GOI)	4,250	4,460,077
Series D
4.75%, 08/01/24	(PR 08/01/16)	1,000	1,072,890
5.00%, 08/01/22	(PR 08/01/16)	200	215,412
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,191,440
5.00%, 08/01/33	(Call 08/01/21)	6,450	7,468,648
5.50%, 10/01/16		2,450	2,679,491
5.50%, 08/01/17		1,000	1,129,680
5.50%, 10/01/17		1,050	1,193,619
5.50%, 10/01/18		400	468,488
5.50%, 10/01/19	(AMBAC)	2,355	2,826,777
Series E
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,189,893
5.00%, 12/01/15		1,050	1,101,240
5.00%, 11/01/25	(AMBAC)	2,115	2,643,327
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,900,767
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,855,500
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,465,004
Commonwealth of Massachusetts RB
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,409,067
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,947,120
Series A
5.50%, 06/01/16	(AGM)	1,000	1,077,320
Commonwealth of Massachusetts SO
5.00%, 12/15/14	(AGM)	1,875	1,879,350
Massachusetts Bay Transportation Authority RB
5.25%, 07/01/28		1,450	1,836,092
Series A
5.00%, 07/01/28		130	162,478
5.00%, 07/01/31		3,070	3,858,622
5.00%, 07/01/31	(PR 07/01/15)	900	925,749

Security		Principal (000s)	Value

5.25%, 07/01/21		$765	$935,564
5.25%, 07/01/30		3,635	4,621,321
Series B
5.00%, 07/01/15		275	282,934
5.25%, 07/01/17		600	672,798
5.25%, 07/01/19		1,395	1,653,507
5.25%, 07/01/21		1,600	1,956,736
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,148,400
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,813,580
5.50%, 07/01/15		1,000	1,031,810
5.50%, 07/01/16		1,410	1,526,565
5.50%, 07/01/17	(ETM)	10	11,261
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20		1,800	2,157,264
5.00%, 08/01/26		2,000	2,525,120
5.25%, 08/01/19		1,500	1,782,360
5.25%, 08/01/21		500	613,885
Series A
5.25%, 08/01/15		1,880	1,944,785
5.25%, 08/01/19		1,000	1,188,240
Massachusetts Department of Transportation RB
Series A
0.00%, 01/01/28	(NPFGC)	1,000	672,820
5.00%, 01/01/20	(ETM)	265	294,301
Series B
5.00%, 01/01/18		720	810,036
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,396,197
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,095,240
Massachusetts Municipal Wholesale Electric Co. RB
Series A
5.00%, 07/01/15		1,775	1,825,783
Massachusetts School Building Authority RB
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,093,390
5.00%, 08/15/17	(PR 08/15/15) (AGM)	1,000	1,034,440
5.00%, 08/15/21	(PR 08/15/15) (AGM)	2,000	2,068,880
5.00%, 08/15/23	(Call 08/15/22)	1,500	1,816,935
5.00%, 08/15/26	(Call 08/15/22)	1,000	1,198,330
5.00%, 08/15/30	(PR 08/15/15) (AGM)	4,800	4,965,312
5.00%, 08/15/30	(Call 08/15/15) (AGM)	200	206,050
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,104,619
5.00%, 05/15/43	(Call 05/15/23)	4,070	4,586,890
Series B
5.00%, 08/15/19		2,000	2,349,060
5.00%, 10/15/19		1,000	1,178,970
5.00%, 10/15/21		1,035	1,252,040
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,184,190
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,679,120
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,148,930
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,126,420
Massachusetts State College Building Authority RB
Series B
5.00%, 05/01/43	(Call 05/01/22)	750	835,950

246

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/40	(Call 08/01/20) (GOI)	$1,700	$1,917,668
Series B
5.00%, 08/01/21	(Call 08/01/19) (GOI)	500	581,870
5.00%, 08/01/36	(Call 08/01/21) (GOI)	1,000	1,148,730
5.00%, 08/01/39	(Call 08/01/19) (GOI)	1,445	1,630,639
5.25%, 08/01/23	(AGM)	1,000	1,254,770
5.25%, 08/01/28	(AGM)	1,000	1,275,420
5.25%, 08/01/31	(AGM)	800	1,020,192
Series C
5.25%, 08/01/42	(Call 08/01/21) (GOI)	1,000	1,138,390
Series J
5.25%, 08/01/16		1,365	1,477,230
5.25%, 08/01/17	(AGM)	500	562,240
Metropolitan Boston Transit Parking Corp. RB
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,317,020

			190,363,227
MICHIGAN — 1.12%
City of Detroit MI GOL
5.00%, 11/01/30	(Call 11/01/20)	1,000	1,065,830
Detroit City School District GO
Series A
5.00%, 05/01/15	(AGM)	185	188,687
5.25%, 05/01/30	(AGM)	2,500	2,962,025
Michigan Finance Authority RB
5.00%, 07/01/20	(Call 07/01/19)	4,500	5,255,145
5.00%, 07/01/21	(Call 07/01/18)	1,500	1,707,390
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,141,320
Series A
5.00%, 07/01/15		2,875	2,957,771
5.00%, 01/01/16		1,000	1,052,200
5.00%, 01/01/17		975	1,066,387
5.00%, 07/01/17		1,200	1,336,236
5.00%, 07/01/18		2,000	2,287,620
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	1,989,275
Series C-3
5.00%, 07/01/24		1,000	1,161,090
5.00%, 07/01/32	(Call 07/01/24)	1,000	1,104,980
Series D1
5.00%, 07/01/22		1,000	1,151,360
Series D2
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,137,470
Michigan State Building Authority RB
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	233,090
Series I
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,157,410
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,650	1,711,891
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,346,810
Series II
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,034,710
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,262,040

Security		Principal (000s)	Value

State of Michigan GO
5.50%, 12/01/14		$2,025	$2,025,911
Series A
5.00%, 05/01/17		200	221,206
5.00%, 05/01/19	(Call 05/01/18)	230	260,979
5.00%, 11/01/20	(Call 11/01/18)	760	857,949
5.25%, 11/01/22	(Call 11/01/18)	200	229,740
State of Michigan RB
5.25%, 09/15/20	(Call 09/15/17) (AGM)	310	346,192
State of Michigan Trunk Line Revenue RB
2.00%, 11/15/15		1,885	1,918,214
5.00%, 11/01/20	(Call 11/01/19)	1,600	1,859,072
Series B
5.00%, 09/01/15	(AGM)	250	259,127

			44,289,127
MINNESOTA — 0.76%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,050,950
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,000	1,187,760
Series B
5.00%, 03/01/19		510	594,619
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/15	(AMBAC)	1,000	1,004,740
5.25%, 01/01/17	(AMBAC)	1,500	1,647,075
State of Minnesota GO
5.00%, 08/01/15		500	516,385
5.00%, 08/01/16		200	215,510
5.00%, 08/01/17		800	893,520
5.00%, 08/01/25	(PR 08/01/17)	40	44,687
5.00%, 08/01/25	(Call 08/01/17)	1,960	2,162,390
Series A
5.00%, 08/01/15		535	552,532
5.00%, 08/01/18		400	460,112
5.00%, 08/01/19		1,000	1,175,880
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,859,520
Series D
5.00%, 08/01/15		400	413,108
5.00%, 08/01/18		2,000	2,300,560
5.00%, 08/01/19		2,500	2,939,700
5.00%, 08/01/20		640	765,933
Series F
5.00%, 10/01/17		5,000	5,615,100
Series H
5.00%, 11/01/19		500	591,195
State of Minnesota RB
Series B
5.00%, 03/01/19		500	580,465
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,167,140
Western Minnesota Municipal Power Agency RB
Series A
5.00%, 01/01/46	(Call 01/01/24)	2,000	2,268,480

			30,007,361

247

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

MISSISSIPPI — 0.10%
Mississippi Development Bank RB
5.00%, 03/01/41	(Call 03/01/16) (SGI)	$250	$254,780
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,164,550
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,149,450
5.25%, 11/01/15		1,250	1,308,588

			3,877,368
MISSOURI — 0.80%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB
Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,283,580
City of Kansas City MO RB
Series C
5.25%, 04/01/40	(Call 04/01/18)	500	549,375
Metropolitan St Louis Sewer District RB
Series A
5.00%, 05/01/42	(Call 05/01/22)	3,000	3,394,530
Missouri Highway & Transportation Commission RB
5.00%, 02/01/15		1,000	1,008,530
5.00%, 05/01/17		1,240	1,374,131
5.25%, 05/01/18	(PR 05/01/17)	600	667,788
5.25%, 05/01/19	(PR 05/01/17)	2,550	2,838,099
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	4,000	4,935,920
Series B
5.00%, 05/01/21		2,000	2,415,520
5.00%, 05/01/23	(PR 05/01/16)	1,500	1,599,060
5.00%, 05/01/26	(PR 05/01/16)	5,000	5,330,200
Missouri Joint Municipal Electric Utility Commission RB
5.00%, 01/01/34	(PR 01/01/16) (NPFGC)	2,000	2,102,140
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	2,110,300
University of Missouri RB
Series A
5.00%, 11/01/19		1,000	1,181,690

			31,790,863
NEBRASKA — 0.18%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,132,290
Omaha Public Power District RB
Series A
5.00%, 02/01/16		1,705	1,799,355
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,259,160
Series AA
4.50%, 02/01/38	(PR 02/01/15) (NPFGC-FGIC)	1,000	1,007,600
Series B
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,107,180

			7,305,585

Security		Principal (000s)	Value

NEVADA — 0.84%
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	$1,500	$1,687,380
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,523,340
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,578,600
5.25%, 06/15/15	(NPFGC-FGIC)	1,500	1,541,700
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	1,200	1,260,276
5.00%, 06/15/23	(PR 12/15/15) (AGM)	1,000	1,050,230
Clark County Water Reclamation District GOL
Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,136,720
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		1,000	1,139,620
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,886,515
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	574,565
5.00%, 07/01/25	(Call 07/01/19) (AGM)	1,500	1,718,685
County of Clark NV RB
5.00%, 07/01/30	(Call 01/01/20)	1,000	1,121,330
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,114,350
State of Nevada GOL
5.00%, 06/01/27	(Call 06/01/18)	3,000	3,348,450
State of Nevada RB
5.00%, 06/01/16		2,100	2,248,260
5.00%, 12/01/16		670	731,774
5.00%, 06/01/17		2,325	2,583,308

			33,245,103
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/17		25	27,962

			27,962
NEW JERSEY — 5.00%
Essex County Improvement Authority RB
5.25%, 12/15/20	(AMBAC)	1,000	1,208,210
Garden State Preservation Trust RB
Series A
5.75%, 11/01/28	(AGM)	1,500	1,899,195
Series B
6.38%, 11/01/15	(NPFGC)	1,000	1,057,070
Series C
5.13%, 11/01/16	(AGM)	1,865	2,035,181
5.13%, 11/01/18	(AGM)	1,000	1,160,450
5.25%, 11/01/20	(AGM)	700	846,118
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		1,000	1,119,750

248

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB
5.00%, 03/01/19	(PR 03/01/18)	$1,490	$1,688,662
5.00%, 03/01/19	(Call 03/01/18)	675	741,035
5.00%, 06/15/19		1,055	1,185,092
5.00%, 06/15/22	(AGM)	1,500	1,751,565
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,136,740
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,114,800
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,096,610
5.00%, 06/15/26	(Call 06/15/22)	500	552,440
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,152,921
5.00%, 06/15/46	(Call 06/15/23)	1,000	1,123,840
5.38%, 06/15/15	(ETM)	1,000	1,028,580
Series
5.00%, 03/01/22		2,000	2,260,540
Series A
5.00%, 07/01/29	(Call 12/29/14) (NPFGC)	200	203,132
5.25%, 07/01/15	(Call 12/29/14) (NPFGC)	500	502,100
5.25%, 07/01/16	(Call 12/29/14) (NPFGC)	380	388,398
5.25%, 07/01/17	(Call 12/29/14) (NPFGC)	3,050	3,106,760
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	277,275
Series DD
5.00%, 12/15/17		1,250	1,389,075
Series EE
5.00%, 09/01/15		1,000	1,036,660
5.25%, 09/01/24	(Call 03/01/21)	750	851,243
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,139,390
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	281,718
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	2,058,728
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	655,551
Series K
5.25%, 12/15/16	(PR 12/15/15) (AMBAC)	3,655	3,846,156
5.25%, 12/15/20	(AMBAC)	500	580,390
5.50%, 12/15/19	(AMBAC)	3,345	3,884,950
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,190,660
Series NN
5.00%, 03/01/19		3,000	3,373,500
5.00%, 03/01/21		2,000	2,250,200
5.00%, 03/01/24	(Call 03/01/23)	1,500	1,695,900
5.00%, 03/01/25	(Call 03/01/23)	1,090	1,215,045
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,179,000
Series O
5.13%, 03/01/28	(PR 03/01/15)	1,500	1,519,320
5.25%, 03/01/22	(PR 03/01/15)	1,610	1,631,252
Series PP
5.00%, 06/15/26	(Call 06/15/24)	2,500	2,801,700
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,234,320
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,744,600
Series UU
5.00%, 06/15/40	(Call 06/15/24)	1,500	1,626,720
Series W
5.00%, 03/01/16		385	407,711

Security		Principal (000s)	Value

Series Y
5.00%, 09/01/33	(Call 09/01/18)	$820	$904,222
New Jersey Educational Facilities Authority RB
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	536,527
Series A
5.00%, 09/01/15	(AGM)	505	523,029
5.00%, 09/01/16	(Call 09/01/15) (AGM)	225	232,956
5.00%, 09/01/17	(Call 09/01/15) (AGM)	500	517,605
5.00%, 07/01/26	(Call 07/01/24)	1,650	2,041,908
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	660,598
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/20	(PR 01/01/15) (AGM)	2,700	2,712,042
5.00%, 01/01/31	(Call 07/01/24)	6,500	7,471,165
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,117,400
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,210,700
5.00%, 01/01/38	(Call 07/01/22)	2,000	2,215,300
5.00%, 01/01/43	(Call 07/01/22)	3,000	3,293,460
Series B
5.00%, 01/01/19		1,310	1,507,600
5.00%, 01/01/21		1,000	1,180,030
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,169,320
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,299,380
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,854,875
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,592,262
Series E
5.25%, 01/01/40	(Call 01/01/19)	1,500	1,668,720
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,654,785
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,199,052
New Jersey Transit Corp. COP
5.00%, 09/15/17	(NPFGC-FGIC)	690	772,738
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/18		1,500	1,695,225
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		2,360	2,722,732
5.25%, 12/15/21	(NPFGC)	695	810,989
Series A
0.00%, 12/15/25		2,085	1,327,957
0.00%, 12/15/28		4,140	2,252,574
0.00%, 12/15/30		1,000	475,240
0.00%, 12/15/31		6,250	2,765,750
0.00%, 12/15/32		400	167,264
0.00%, 12/15/33		930	367,806
0.00%, 12/15/34		1,055	396,627
0.00%, 12/15/35		6,710	2,392,652
0.00%, 12/15/37		700	222,768
0.00%, 12/15/38		4,145	1,255,189
0.00%, 12/15/39		3,630	1,043,407
0.00%, 12/15/40		2,500	687,200
5.00%, 06/15/18		1,000	1,119,350
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	2,027,167
5.00%, 06/15/42	(Call 06/15/22)	5,000	5,279,500
5.25%, 12/15/20		3,080	3,567,656

249

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.25%, 12/15/21		$600	$698,382
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,170
5.25%, 12/15/22		550	642,411
5.50%, 12/15/15	(AMBAC)	515	542,398
5.50%, 12/15/16	(AGM)	1,500	1,644,060
5.50%, 12/15/21		500	589,965
5.50%, 12/15/22		2,200	2,608,870
5.50%, 12/15/23		1,500	1,789,260
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	448,428
5.75%, 06/15/17		1,060	1,179,748
Series AA
4.00%, 06/15/27	(Call 06/15/22)	1,500	1,537,065
5.00%, 06/15/20		25	28,498
5.00%, 06/15/23	(Call 06/15/22)	2,500	2,837,250
5.00%, 06/15/25	(Call 06/15/24)	1,000	1,137,290
5.00%, 06/15/38	(Call 06/15/24)	1,500	1,606,965
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,059,140
Series B
5.00%, 06/15/42	(Call 06/15/21)	3,315	3,496,397
5.25%, 12/15/14	(NPFGC)	2,525	2,531,009
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	500	526,255
5.25%, 06/15/22	(Call 06/15/21)	560	646,654
5.25%, 12/15/22	(AMBAC)	500	585,625
5.50%, 12/15/15	(NPFGC)	1,500	1,579,980
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,538,980
5.50%, 12/15/21	(NPFGC)	500	591,435
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,152,730
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,136,479
0.00%, 12/15/28	(AMBAC)	3,130	1,700,686
0.00%, 12/15/30	(NPFGC)	1,000	485,030
0.00%, 12/15/31	(NPFGC-FGIC)	500	227,235
0.00%, 12/15/35	(AMBAC)	3,990	1,476,340
5.25%, 06/15/21	(PR 06/15/15) (NPFGC)	1,750	1,798,825
5.50%, 12/15/15	(AGM)	425	447,661
5.50%, 12/15/17	(AGM)	2,385	2,685,510
Series D
5.00%, 12/15/24		2,020	2,325,545
5.00%, 06/15/32	(Call 12/15/24)	3,000	3,285,150
Rutgers The State University of New Jersey RB
Series L
5.00%, 05/01/43	(Call 05/01/23)	1,000	1,124,130
State of New Jersey GO
5.00%, 08/01/15		1,200	1,239,060
Series H
5.25%, 07/01/16		500	538,520
Series L
5.25%, 07/15/16	(AMBAC)	725	782,137
5.25%, 07/15/17	(AMBAC)	1,000	1,116,220
5.25%, 07/15/19	(AMBAC)	1,400	1,634,094
Series Q
5.00%, 08/15/19		1,000	1,157,850
5.00%, 08/15/21	(Call 08/15/20)	500	583,010

			197,891,427
NEW MEXICO — 0.10%
New Mexico Finance Authority RB
Series A
5.25%, 06/15/15	(NPFGC)	300	308,406

Security		Principal (000s)	Value

Series B
5.00%, 06/15/20		$500	$595,610
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,617,898
State of New Mexico Severance Tax Permanent Fund RB
Series D
5.00%, 07/01/16		500	537,035

			4,058,949
NEW YORK — 19.94%
Battery Park City Authority RB
Series A
5.00%, 11/01/24	(Call 11/01/23)	1,500	1,853,880
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33		500	206,850
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,207,906
City of New York NY GO
Series A
5.00%, 08/01/26	(PR 08/01/16)	10	10,772
5.00%, 08/01/26	(Call 08/01/16)	990	1,061,181
5.00%, 08/01/28	(PR 08/01/16)	10	10,772
5.00%, 08/01/28	(Call 08/01/16)	1,000	1,065,820
5.00%, 08/01/31	(Call 08/01/24)	2,500	2,926,225
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,165,920
Series A-1
5.00%, 08/01/15		1,075	1,110,206
5.00%, 08/01/17		355	394,693
5.00%, 08/01/18	(Call 08/01/17)	2,000	2,226,480
5.00%, 08/01/30	(Call 08/01/21)	500	583,925
5.00%, 08/01/31	(Call 08/01/21)	710	823,096
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,151,990
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,539,476
Series B
5.00%, 08/01/16		1,000	1,076,470
5.00%, 08/01/17		1,000	1,111,810
5.00%, 08/01/18		1,250	1,431,562
5.00%, 08/01/19		1,000	1,164,210
5.00%, 08/01/20		1,600	1,888,400
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	574,950
5.25%, 09/01/23	(Call 09/01/18)	1,535	1,755,334
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,140,380
Series C
5.00%, 08/01/17		1,000	1,111,810
5.00%, 08/01/17	(PR 08/01/15) (AGM)	190	196,194
5.00%, 08/01/17	(Call 08/01/15) (AGM)	810	835,871
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,299,080
5.25%, 08/01/17		250	279,605
5.25%, 08/01/18		480	554,045
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	500	559,645
5.00%, 10/01/20	(Call 10/01/17)	480	535,978
5.00%, 10/01/22	(Call 10/01/17)	805	897,325
5.00%, 10/01/24	(Call 10/01/17)	2,255	2,507,628
Series D
5.00%, 08/01/17		1,500	1,667,715
5.00%, 08/01/18		2,000	2,290,500
5.00%, 08/01/19		4,000	4,656,840
5.00%, 08/01/22		2,000	2,395,920
5.00%, 08/01/24	(Call 02/01/23)	2,000	2,393,280
5.00%, 08/01/25	(Call 02/01/23)	2,500	2,961,650

250

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Series D-1
5.00%, 10/01/25	(Call 10/01/21)	$1,000	$1,178,130
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,942,805
5.13%, 12/01/27	(Call 12/01/17)	1,500	1,672,980
Series E
5.00%, 08/01/16		2,600	2,798,822
5.00%, 08/01/19		100	116,421
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,156,860
5.00%, 08/01/22	(Call 08/01/19)	400	461,768
5.00%, 08/01/25	(Call 08/01/19)	2,460	2,824,301
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,610,615
Series F
5.00%, 08/01/15		2,900	2,994,975
5.00%, 08/01/29	(Call 02/01/22)	30	34,367
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,121,552
Series F-1
5.00%, 09/01/15		285	295,479
5.00%, 09/01/20	(PR 09/01/15) (SGI)	515	533,839
5.00%, 09/01/20	(Call 09/01/15) (SGI)	10	10,356
Series G
5.00%, 08/01/15		1,100	1,136,025
5.00%, 08/01/21		5,000	5,952,350
5.00%, 08/01/22	(Call 08/01/17)	785	870,863
5.00%, 08/01/23		3,000	3,617,700
5.00%, 08/01/24	(PR 02/01/16)	5	5,276
5.00%, 08/01/24	(Call 08/01/17)	1,045	1,129,678
5.00%, 08/01/24	(PR 08/01/17)	100	111,610
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,237,683
Series I
5.00%, 08/01/15		2,965	3,062,104
5.00%, 08/01/16		1,500	1,614,705
5.00%, 08/01/22		2,000	2,395,920
Series I-1
5.00%, 08/01/17		1,500	1,667,715
5.00%, 08/01/18		215	246,229
5.00%, 08/01/19		2,300	2,677,683
5.00%, 04/01/24	(PR 04/01/16)	1,295	1,376,158
5.38%, 04/01/36	(Call 04/01/19)	2,500	2,863,750
Series J
3.00%, 08/01/16		2,000	2,086,260
5.00%, 08/01/18		1,000	1,145,250
5.00%, 08/01/21		1,120	1,333,326
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,414,060
5.00%, 03/01/30	(PR 03/01/15)	1,115	1,128,971
5.00%, 03/01/30	(Call 03/01/15)	640	647,187
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	314,432
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,698,495
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,336,884
Series M
5.00%, 04/01/22	(PR 04/01/15)	325	330,382
5.00%, 04/01/22	(Call 04/01/15)	100	101,605
Series O
5.00%, 06/01/17	(PR 06/01/15) (AGM)	385	394,471
5.00%, 06/01/17	(Call 06/01/15) (AGM)	115	117,774
5.00%, 06/01/20	(PR 06/01/15)	1,540	1,577,884
5.00%, 06/01/20	(Call 06/01/15)	460	471,022

Security		Principal (000s)	Value

Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	$2,100	$2,188,347
5.00%, 02/15/47	(Call 02/15/17)	9,150	9,750,331
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,077,690
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,387,887
5.75%, 02/15/47	(Call 02/15/21)	3,500	4,024,125
Long Island Power Authority RB
Series A
5.00%, 05/01/15		1,025	1,046,146
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,132,440
5.00%, 12/01/23	(Call 06/01/16) (NPFGC-FGIC)	400	424,276
5.00%, 12/01/26	(Call 06/01/16) (SGI)	1,200	1,267,440
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,591,395
5.25%, 12/01/20	(PR 06/01/16) (NPFGC-FGIC)	2,000	2,148,080
5.50%, 04/01/22	(Call 04/01/19)	500	569,440
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,274,911
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,201,535
6.00%, 05/01/33	(Call 05/01/19)	1,000	1,170,440
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,972,495
5.25%, 12/01/14		1,000	1,000,420
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,189,860
5.75%, 04/01/33	(Call 04/01/19)	1,545	1,762,814
Series E
5.00%, 12/01/17	(Call 12/01/16)	595	646,057
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	787,212
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	542,385
Series F
5.00%, 05/01/17	(NPFGC)	225	247,289
Metropolitan Transportation Authority RB
Series A
0.00%, 11/15/30		2,000	1,162,100
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	6,330	6,567,248
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	800	830,832
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	257,978
5.00%, 11/15/18		250	288,268
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	730	759,675
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,199,790
5.00%, 11/15/26	(Call 11/15/22)	1,500	1,792,440
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,375,440
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,492,890
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,396,785
5.00%, 11/15/41	(Call 11/15/21)	500	552,495
5.00%, 11/15/43	(Call 05/15/23)	4,200	4,638,564
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,637,760
5.50%, 07/01/15	(SAP)	675	696,472
5.50%, 11/15/39	(Call 11/15/18)	600	679,524
5.75%, 01/01/16	(SAP)	625	662,738

251

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Series B
4.50%, 11/15/37	(Call 11/15/17)	$500	$513,955
4.75%, 11/15/31	(Call 11/15/16)	430	454,656
5.00%, 11/15/34	(Call 11/15/19)	3,170	3,570,117
5.25%, 11/15/23	(AMBAC)	210	257,111
Series C
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,151,440
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,221,600
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,220,101
Series D
5.00%, 11/15/17		3,000	3,376,350
5.00%, 11/15/21		1,000	1,190,910
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,302,880
5.00%, 11/15/34	(Call 11/15/20)	1,500	1,658,385
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,112,880
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,518,740
5.25%, 11/15/34	(Call 11/15/20)	280	315,143
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,130,380
Series D-1
5.00%, 11/15/39	(Call 11/15/24)	1,500	1,694,610
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	2,931,933
5.00%, 11/15/43	(Call 11/15/23)	2,000	2,219,340
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	802,225
5.00%, 11/15/18		1,550	1,787,258
5.00%, 11/15/19		1,285	1,505,416
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,189,050
5.00%, 11/15/25	(Call 11/15/22)	5,400	6,365,682
5.00%, 11/15/30	(Call 11/15/22)	1,750	2,015,020
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,548,570
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		1,000	1,088,860
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	520	604,672
New York City Educational Construction Fund RB
Series A
5.75%, 04/01/41	(Call 04/01/21)	600	715,620
New York City Industrial Development Agency RB
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	299,698
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,594,841
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	(Call 07/15/22)	835	962,880
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,633,574
5.00%, 07/15/24	(Call 07/15/22)	600	717,414
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,148,690
5.00%, 07/15/33	(Call 07/15/22)	2,000	2,287,060
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,072,120
5.00%, 07/15/37	(Call 07/15/22)	1,000	1,126,750
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,728,017
Series S-1A
5.00%, 07/15/19	(SAW)	175	203,576

Security		Principal (000s)	Value

5.00%, 07/15/33	(Call 07/15/21) (SAW)	$1,000	$1,135,500
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,716,060
Series S-2
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	288,793
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	675	770,945
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,560,706
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15	(ETM)	350	365,418
5.00%, 11/01/15		1,680	1,755,449
5.00%, 02/01/16	(ETM)	165	174,059
5.00%, 02/01/16		1,235	1,303,999
5.00%, 11/01/16	(ETM)	190	206,627
5.00%, 11/01/16	(Call 05/01/15)	1,310	1,392,154
5.00%, 11/01/17	(ETM)	225	252,981
5.00%, 11/01/17		950	1,068,436
5.00%, 11/01/30	(Call 05/01/17)	250	271,283
5.00%, 08/01/35		2,000	2,315,200
Series A
5.00%, 11/01/20		1,000	1,195,280
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,203,600
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,187,740
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,136,600
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,148,810
5.00%, 11/01/38	(Call 11/01/23)	3,500	4,000,290
Series A-1
5.00%, 05/01/36	(Call 05/01/19)	1,000	1,125,090
5.00%, 05/01/38	(Call 05/01/19)	1,260	1,412,510
5.00%, 08/01/38	(Call 08/01/24)	2,500	2,869,550
Series A-2
5.00%, 11/01/18	(Call 11/01/15)	1,500	1,565,955
Series B
5.00%, 11/01/15	(ETM)	115	120,066
5.00%, 11/01/15		80	83,593
5.00%, 11/01/18		1,000	1,155,500
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,290,364
5.00%, 11/01/25	(Call 05/01/17)	1,050	1,148,364
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,180,280
Series B1
5.00%, 11/01/40	(Call 05/01/24)	2,000	2,280,400
Series C
5.00%, 11/01/26	(Call 05/01/24)	1,000	1,204,080
5.00%, 11/01/33	(Call 11/01/20)	500	572,915
5.00%, 11/01/39	(Call 11/01/20)	750	856,695
Series C-1
5.00%, 11/01/27	(Call 11/01/17)	2,800	3,085,236
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,460,237
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,846,875
Series E
5.00%, 11/01/18		1,500	1,733,250
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,984,900
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,289,740
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,604,672
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	2,000	2,324,200

252

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 02/01/36	(Call 02/01/23)	$1,400	$1,589,644
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,800,500
Series I
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,198,130
5.00%, 05/01/38	(Call 05/01/23)	1,000	1,135,940
5.00%, 05/01/42	(Call 05/01/23)	4,640	5,223,202
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,232,540
New York City Water & Sewer System RB
5.00%, 06/15/26	(Call 06/15/21)	2,630	3,108,713
5.00%, 06/15/31	(Call 06/15/21)	435	498,097
5.00%, 06/15/32	(Call 06/15/21)	2,000	2,285,880
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,216,180
5.00%, 06/15/46	(Call 06/15/23)	5,750	6,400,267
5.38%, 06/15/43	(Call 12/15/20)	2,605	3,036,909
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,171,570
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,273,356
5.00%, 06/15/38	(Call 06/15/17)	4,845	5,254,645
5.00%, 06/15/39	(Call 06/15/15)	665	680,707
5.75%, 06/15/40	(Call 06/15/18)	500	573,240
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,288,600
4.75%, 06/15/33	(Call 06/15/17)	1,125	1,211,670
5.00%, 06/15/21	(Call 06/15/18)	1,000	1,140,970
5.00%, 06/15/22	(Call 06/15/18)	1,400	1,594,726
5.00%, 06/15/27	(Call 06/15/17)	500	549,595
5.00%, 06/15/44	(Call 06/15/24)	4,850	5,392,228
Series B
5.00%, 06/15/20	(PR 12/15/14) (AMBAC)	185	185,426
5.00%, 06/15/20	(Call 12/15/14) (AMBAC)	65	65,150
5.00%, 06/15/21	(PR 12/15/14) (AMBAC)	215	215,495
5.00%, 06/15/21	(Call 12/15/14) (AMBAC)	285	285,656
5.00%, 06/15/28	(PR 12/15/14) (AMBAC)	325	325,748
5.00%, 06/15/28	(Call 12/15/14) (AMBAC)	145	145,334
5.00%, 06/15/36	(Call 06/15/16)	2,700	2,861,838
5.00%, 06/15/36	(PR 12/15/14) (AGM)	620	621,426
5.00%, 06/15/36	(Call 12/29/14) (AGM)	1,880	1,884,324
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,224,137
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,145,270
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,461,841
5.00%, 06/15/47	(Call 12/15/22)	2,000	2,217,660
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,119,680
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	1,500	1,538,250
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	2,000	2,051,000
Series CC
5.00%, 06/15/29	(Call 06/15/18)	1,460	1,637,200
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,203,340
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,305,650
5.00%, 06/15/47	(Call 06/15/23)	2,000	2,224,620

Security		Principal (000s)	Value

Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	$2,500	$2,802,075
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	1,800	1,966,518
Series D
5.00%, 06/15/28	(Call 06/15/16)	280	298,365
5.00%, 06/15/29	(Call 06/15/16)	1,000	1,064,140
5.00%, 06/15/38	(Call 06/15/15)	2,000	2,048,920
Series DD
4.75%, 06/15/36	(Call 06/15/17)	500	537,870
5.00%, 06/15/32	(Call 06/15/18)	900	994,788
5.00%, 06/15/34	(Call 06/15/23)	2,000	2,302,840
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,630,387
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,147,060
Series EE
5.00%, 06/15/17		1,225	1,362,690
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,430,412
5.25%, 06/15/40	(Call 06/15/19)	1,900	2,141,148
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,106,400
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	788,938
Series GG
5.00%, 06/15/43	(Call 06/15/21)	1,430	1,576,489
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	6,160	6,881,336
New York Convention Center Development Corp. RB
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	2,250	2,329,020
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	5,000	5,627,500
5.25%, 12/15/43	(Call 12/15 /21) (GOI)	100	114,537
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,051,122
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	254,840
Series C
5.50%, 04/01/17	(GOI)	1,800	1,938,978
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	2,030	2,226,301
Series A
4.00%, 12/01/15	(SAW)	1,825	1,895,189
New York Power Authority (The) RB
Series A
5.00%, 11/15/22	(GOI)	1,000	1,215,650
5.00%, 11/15/38	(Call 11/15/21) (GOI)	1,000	1,136,280
Series C
5.00%, 11/15/15	(NPFGC)	1,000	1,046,600
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	562,910
New York State Dormitory Authority RB
5.00%, 07/01/15		560	576,055
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,259,900
5.50%, 07/01/18	(NPFGC-FGIC)	415	480,558
5.50%, 05/01/37	(Call 05/01/19)	850	942,259
5.75%, 05/01/37	(Call 05/01/19)	435	487,470
Series 1
5.50%, 07/01/40	(AMBAC)	530	701,148
Series A
4.00%, 05/15/18	(GOI)	2,000	2,214,680

253

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 05/15/18	(GOI)	$2,000	$2,282,800
5.00%, 12/15/20		5,200	6,207,968
5.00%, 12/15/21		1,500	1,808,400
5.00%, 03/15/22		1,300	1,582,243
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,179,460
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,595,110
5.00%, 02/15/26	(Call 02/15/24)	1,500	1,805,835
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,795,095
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,701,640
5.00%, 03/15/28	(Call 03/15/24)	2,000	2,401,400
5.00%, 03/15/31	(Call 03/15/24)	3,000	3,561,150
5.00%, 06/15/31	(Call 12/15/22)	4,000	4,645,680
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,412,780
5.00%, 03/15/38	(Call 03/15/23)	500	576,120
5.00%, 02/15/39	(PR 02/15/19)	5	5,814
5.00%, 02/15/39	(Call 02/15/19)	3,820	4,247,305
5.00%, 07/01/41	(Call 07/01/21)	500	563,685
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,112,600
5.00%, 02/15/43	(Call 02/15/23)	3,500	3,924,865
5.00%, 03/15/44	(Call 03/15/24)	2,000	2,306,560
5.25%, 05/15/21		1,000	1,172,560
5.75%, 07/01/27	(NPFGC)	500	624,155
Series B
5.00%, 03/15/28	(Call 03/15/19)	780	882,469
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,696,290
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,242,300
5.50%, 03/15/26	(AMBAC)	845	1,077,231
Series C
5.00%, 03/15/17		1,000	1,101,330
5.00%, 03/15/24	(Call 03/15/18)	280	313,900
5.00%, 03/15/31	(Call 03/15/24)	1,000	1,168,240
5.00%, 12/15/31	(Call 12/15/16)	3,500	3,793,965
5.00%, 03/15/33	(Call 03/15/24)	1,000	1,162,060
5.00%, 03/15/35	(Call 03/15/24)	3,500	4,051,810
5.00%, 03/15/38	(Call 03/15/24)	1,000	1,142,850
Series D
5.00%, 06/15/16		2,300	2,465,922
5.00%, 06/15/18		3,000	3,429,540
5.00%, 03/15/25	(Call 09/15/16)	1,630	1,750,212
5.00%, 03/15/36	(Call 09/15/16)	1,200	1,287,360
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,017,008
Series E
5.00%, 02/15/15		1,000	1,010,480
Series F
5.00%, 03/15/30	(PR 03/15/15)	2,000	2,028,880
5.00%, 03/15/35	(Call 03/15/15)	2,000	2,025,580
New York State Environmental Facilities Corp. RB
Series A
5.00%, 06/15/17		1,000	1,111,860
5.00%, 06/15/19		2,000	2,342,800
5.00%, 06/15/22		1,020	1,239,892
5.00%, 06/15/24	(Call 06/15/22)	750	901,117
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	229,295
4.75%, 06/15/32	(Call 06/15/17)	400	433,008
5.00%, 06/15/31	(Call 06/15/21)	650	759,233
5.00%, 06/15/37	(Call 06/15/18)	10	11,144
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,247,520
Series C
5.00%, 10/15/35	(Call 10/15/16)	1,850	1,984,402
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		500	596,315

Security		Principal (000s)	Value

5.00%, 04/01/30	(Call 04/01/22)	$500	$572,880
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,308,600
Series B
5.00%, 04/01/19	(Call 10/01/18)	1,890	2,159,249
5.00%, 04/01/20	(Call 10/01/18)	1,400	1,597,176
New York State Thruway Authority RB
5.00%, 04/01/15		1,065	1,082,636
5.00%, 04/01/18		725	821,222
5.00%, 04/01/19		550	637,021
Series A
4.00%, 04/01/15		2,050	2,076,937
5.00%, 05/01/19		9,175	10,596,024
5.00%, 05/01/19	(AGM)	475	551,228
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,315,960
Series B
5.00%, 04/01/15	(AGM)	3,220	3,273,323
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,250	1,299,500
5.00%, 04/01/17	(PR 10/01/15) (NPFGC)	275	286,179
5.00%, 04/01/17	(Call 10/01/15) (NPFGC)	1,795	1,865,777
5.00%, 04/01/21	(PR 10/01/15) (AMBAC)	180	187,317
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	1,160	1,205,542
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,484,397
5.50%, 04/01/20	(AMBAC)	620	746,926
Series F
4.00%, 01/01/15	(AMBAC)	350	351,218
5.00%, 01/01/17	(PR 01/01/15) (AMBAC)	220	220,983
5.00%, 01/01/17	(Call 01/01/15) (AMBAC)	780	783,377
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	1,500	1,676,355
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,796,440
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,426,765
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	800,698
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,300,600
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,113,370
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,206,720
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,500	2,991,925
5.00%, 01/01/41	(Call 01/01/24)	2,000	2,235,140
New York State Urban Development Corp. RB
5.00%, 12/15/17		200	225,634
5.00%, 12/15/18		40	46,330
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,168,290
Series A
5.00%, 03/15/16		3,450	3,660,864
5.00%, 03/15/17		4,100	4,515,453
5.00%, 03/15/19		1,000	1,159,750
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,160,660
Series A-1
5.00%, 12/15/17		2,365	2,668,122
5.00%, 12/15/18		310	359,058

254

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 03/15/28	(Call 03/15/23)	$2,020	$2,376,348
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,489,840
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,866,270
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,081,180
5.25%, 01/01/24	(Call 07/01/18)	250	283,073
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	283,730
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,231,480
Series C
5.00%, 12/15/15		1,000	1,050,680
5.00%, 12/15/16		750	820,223
Series D
5.00%, 01/01/16		2,180	2,292,074
5.00%, 03/15/23		3,000	3,646,470
5.25%, 01/01/17		460	504,799
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,159,490
5.25%, 01/01/21	(Call 01/01/19)	500	577,795
5.50%, 01/01/19		1,515	1,782,307
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,441,075
Series E
5.00%, 03/15/20		1,200	1,414,524
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,426,520
Port Authority of New York & New Jersey RB
4.00%, 12/01/31	(Call 06/01/22) (GOI)	2,000	2,125,260
4.00%, 12/15/41	(Call 06/15/24)	1,000	1,028,800
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	213,598
4.50%, 01/15/36	(Call 01/15/16) (GOI)	255	259,070
4.50%, 09/15/39	(Call 09/15/19) (GOI)	750	827,400
4.75%, 07/15/31	(Call 07/15/18) (GOI)	1,870	2,055,784
4.75%, 07/15/33	(Call 07/15/18) (GOI)	285	313,315
5.00%, 12/01/30	(Call 06/01/15) (GOI)	1,255	1,296,515
5.00%, 07/15/33	(Call 01/15/21) (GOI)	2,250	2,537,797
5.00%, 07/15/35	(Call 07/15/20) (GOI)	500	569,995
5.00%, 10/01/35	(Call 10/01/16) (GOI)	1,800	1,922,490
5.00%, 09/01/36	(Call 09/01/24)	4,500	5,202,720
5.00%, 09/15/36	(Call 09/15/19) (GOI)	2,500	2,831,000
5.00%, 07/15/38	(Call 07/15/18) (GOI)	125	139,114
5.00%, 09/01/39	(Call 09/01/24)	1,915	2,198,401
5.00%, 10/15/39	(Call 10/15/19) (GOI)	1,000	1,131,620
Series 179
5.00%, 12/01/18		1,000	1,158,760
5.00%, 12/01/43	(Call 12/01/23)	2,500	2,833,025
Series 5
5.38%, 03/01/28	(GOI)	2,150	2,659,012
Third Series
5.00%, 07/15/39	(Call 07/15/20) (GOI)	1,990	2,243,924

Security		Principal (000s)	Value

6.13%, 06/01/94	(Call 06/01/24) (GOI)	$500	$590,730
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,048,650
5.00%, 10/15/15		1,000	1,042,670
5.00%, 10/15/17		1,000	1,125,650
5.00%, 10/15/18		1,500	1,737,510
5.00%, 10/15/20		1,500	1,805,520
5.00%, 10/15/21		2,000	2,436,780
5.00%, 10/15/25	(Call 10/15/24)	2,000	2,485,740
5.00%, 10/15/28	(Call 10/15/24)	3,000	3,658,800
5.00%, 10/15/30	(Call 10/15/24)	3,000	3,617,940
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,175,343
Series C
3.00%, 02/01/16		1,035	1,066,940
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/31		1,000	537,700
5.00%, 11/15/22		2,280	2,762,357
5.00%, 01/01/23	(Call 01/01/22) (GOI)	1,000	1,190,130
5.00%, 01/01/25	(Call 01/01/22) (GOI)	1,000	1,177,870
5.00%, 01/01/26	(Call 01/01/22) (GOI)	685	803,902
5.00%, 01/01/27	(Call 01/01/22) (GOI)	700	818,517
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,185,140
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,218,040
5.00%, 11/15/37	(Call 05/15/18) (GOI)	2,450	2,693,554
Series B
0.00%, 11/15/32		3,360	1,785,067
5.00%, 11/15/20		2,500	2,990,125
5.00%, 11/15/21		30	36,219
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,194,960
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,608,060
5.25%, 11/15/15	(GOI)	3,575	3,750,532
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	775	861,459
Series D
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,328,320
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,241,350
Series Y
5.50%, 01/01/17	(ETM) (GOI)	595	625,643
Utility Debt Securitization Authority RB
Series TE
5.00%, 12/15/30	(Call 12/15/23)	5,000	5,944,100
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,505,950
5.00%, 12/15/41	(Call 12/15/23)	1,000	1,153,140

			789,868,573
NORTH CAROLINA — 1.58%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,219,400

255

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Series B
5.00%, 07/01/38	(Call 07/01/20)	$1,000	$1,141,190
County of Mecklenburg NC GO
Series A
5.00%, 08/01/16		525	565,714
Series C
5.00%, 03/01/15		1,000	1,012,640
5.00%, 03/01/17		1,750	1,927,345
County of Wake NC GO
5.00%, 03/01/19		1,000	1,165,920
Series C
5.00%, 03/01/20		1,000	1,189,810
5.00%, 03/01/25		1,600	2,010,800
Series D
4.00%, 02/01/17		470	505,889
North Carolina Eastern Municipal Power Agency RB
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	590,955
5.00%, 01/01/21		600	703,866
Series B
5.00%, 01/01/26	(Call 01/01/19)	2,000	2,268,260
6.00%, 01/01/22		390	485,940
North Carolina Municipal Power Agency No. 1 RB
Series A
5.00%, 01/01/15		500	502,250
5.00%, 01/01/18		1,500	1,688,070
5.00%, 01/01/19		2,295	2,640,191
5.25%, 01/01/17		1,000	1,097,170
North Carolina Turnpike Authority RB
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,685,865
Raleigh Durham Airport Authority RB
Series A
5.00%, 05/01/32	(Call 05/01/20)	630	709,670
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		2,800	3,198,076
Series A
4.00%, 03/01/24	(PR 03/01/15)	830	838,234
5.00%, 03/01/15		2,130	2,156,923
5.00%, 03/01/16		530	561,450
5.00%, 09/01/16		2,625	2,838,097
5.00%, 03/01/17		1,185	1,305,088
Series B
5.00%, 04/01/15		1,565	1,591,135
5.00%, 06/01/16		535	572,616
5.00%, 04/01/17		1,000	1,104,630
5.00%, 06/01/17		400	444,456
5.00%, 06/01/19		1,000	1,172,520
Series C
4.00%, 05/01/20		1,500	1,708,410
4.00%, 05/01/21		1,000	1,146,250
5.00%, 05/01/19		1,000	1,170,370
5.00%, 05/01/21		1,100	1,330,780
5.00%, 05/01/22		2,050	2,507,826
Series E
5.00%, 05/01/19		2,000	2,340,740
State of North Carolina RB
5.00%, 03/01/17		1,000	1,099,030
5.00%, 03/01/18		500	565,350
5.25%, 03/01/20	(Call 03/01/19)	970	1,115,238
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,725,255

Security		Principal (000s)	Value

Series B
5.00%, 11/01/18		$1,000	$1,153,970
5.00%, 11/01/20		1,150	1,372,399
5.00%, 11/01/23	(Call 11/01/21)	500	593,100
5.00%, 06/01/26		1,000	1,252,010
Series C
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,159,410
Town of Cary NC Combined Utility Systems Revenue RB
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,142,970
University of North Carolina at Chapel Hill RB
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,309,163

			62,586,441
OHIO — 0.72%
American Municipal Power Inc. RB
Series A
5.00%, 02/15/38	(Call 02/15/18)	1,000	1,087,860
5.25%, 02/15/28	(Call 02/15/18)	1,000	1,107,160
Cincinatti City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	24,928
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,263,890
City of Columbus OH GO
5.00%, 07/01/20		1,000	1,196,850
City of Columbus OH Sewerage Revenue RB
Series A
5.00%, 06/01/27	(PR 12/01/17)	1,500	1,693,980
5.00%, 06/01/31	(PR 12/01/17)	20	22,586
Northeast Ohio Regional Sewer District RB
5.00%, 11/15/43	(Call 05/15/23)	1,000	1,129,360
Ohio State Turnpike Commission RB
0.00%, 02/15/34	(Call 02/15/31)	1,000	812,730
5.00%, 02/15/48	(Call 02/15/23)	4,500	4,909,095
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,153,240
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,695,240
Series A-2
0.00%, 02/15/40		2,500	824,125
Ohio State University (The) RB
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,023,190
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,259,920
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,082,980
5.00%, 09/15/18		1,680	1,934,688
5.38%, 09/01/28	(Call 03/01/18)	1,970	2,224,169
Series C
5.00%, 09/15/15		500	519,245
5.00%, 09/15/21		1,500	1,812,975
State of Ohio RB
Series 2008-1
5.00%, 06/15/16		800	856,184

			28,634,395
OKLAHOMA — 0.23%
Grand River Dam Authority RB
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	500	561,900
5.00%, 06/01/39	(Call 06/01/24)	2,000	2,294,880
5.25%, 06/01/40	(Call 06/01/20)	500	580,840

256

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Oklahoma Municipal Power Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/23)	$2,000	$2,041,220
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	760,403
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		500	546,975
5.00%, 01/01/20		1,500	1,767,705
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	580,945

			9,134,868
OREGON —0.30%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/15		1,440	1,475,669
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,140,890
Oregon State Lottery RB
Series C
5.00%, 04/01/24		1,000	1,238,820
State of Oregon Department of Transportation RB
Series A
4.50%, 11/15/32	(Call 11/15/17)	3,725	3,989,065
State of Oregon GO
Series A
4.50%, 08/01/32	(Call 08/01/17)	3,665	3,862,177

			11,706,621
PENNSYLVANIA — 2.96%
Allegheny County Sanitary Authority RB
Series A
5.00%, 12/01/21	(Call 12/01/15) (NPFGC)	1,000	1,046,200
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	544,125
City of Philadelphia PA Water & Wastewater Revenue RB
5.25%, 12/15/14	(AMBAC)	1,025	1,027,111
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	322,803
Series C
5.00%, 08/01/17	(AGM)	370	412,328
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,103,160
Commonwealth of Pennsylvania GO
5.00%, 07/01/22		1,000	1,205,270
First Series
4.00%, 09/01/16		1,000	1,063,060
4.00%, 06/15/33	(Call 06/15/24)	1,000	1,053,560
5.00%, 07/01/18		2,805	3,204,123
5.00%, 07/01/19		1,000	1,164,880
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,084,978
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,358,160
5.00%, 04/01/25	(Call 04/01/23)	2,500	2,976,725
5.00%, 10/01/26	(Call 10/01/16)	2,085	2,248,235
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,192,750
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,334,900
5.00%, 11/15/29	(Call 11/15/21)	500	581,695

Security		Principal (000s)	Value

Second Series
5.00%, 01/01/15		$1,500	$1,506,705
5.00%, 01/01/16		1,665	1,750,598
5.00%, 03/01/17		500	549,990
5.00%, 07/01/18		4,185	4,780,484
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,113,240
5.00%, 01/01/19	(PR 01/01/16)	2,000	2,103,040
5.00%, 05/01/19		2,600	3,018,470
5.00%, 07/01/19		475	553,318
5.00%, 01/01/20	(PR 01/01/16)	3,900	4,100,928
5.00%, 05/01/20		755	890,326
5.00%, 07/01/20		1,255	1,483,473
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,747,035
5.00%, 07/01/21		500	597,500
5.00%, 01/01/26	(Call 01/01/16)	1,150	1,206,649
5.00%, 10/15/29	(Call 10/15/23)	2,000	2,345,500
5.00%, 10/15/30	(Call 10/15/23)	1,000	1,165,900
Series A
5.00%, 02/15/17		500	549,095
Series T
5.00%, 07/01/21		1,000	1,195,000
5.00%, 07/01/22		1,700	2,048,959
Third Series
5.00%, 07/15/17		1,525	1,699,567
5.25%, 07/01/15		1,800	1,854,270
County of Chester PA GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,602,507
Delaware River Port Authority RB
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,297,300
5.00%, 01/01/40	(Call 01/01/24)	1,500	1,691,310
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,110,690
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	553,385
Delaware Valley Regional Finance Authority RB
Series A
5.50%, 08/01/28	(AMBAC)	610	729,151
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/15		920	946,487
5.00%, 07/01/16		940	1,009,936
5.00%, 07/01/18		4,115	4,716,201
5.00%, 07/01/19		3,500	4,099,235
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,119,190
5.00%, 01/01/22	(Call 07/01/17)	500	553,145
5.00%, 07/01/22	(Call 07/01/16)	2,500	2,675,800
5.00%, 01/01/23	(Call 01/01/16)	1,000	1,048,930
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	766,675
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		1,000	1,070,870
Pennsylvania Turnpike Commission RB
0.00%, 12/01/34	(Call 12/01/20)	500	526,185
0.00%, 12/01/37	(Call 12/01/26)	4,500	2,949,160
5.00%, 12/01/34	(Call 12/01/24)	1,000	1,123,040
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,090,560
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,770,615
Series A
5.00%, 12/01/34	(Call 12/01/14) (AMBAC)	1,250	1,250,500
5.00%, 12/01/37	(Call 12/01/22)	1,000	1,106,910

257

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 12/01/44	(Call 12/01/24)	$1,000	$1,114,110
5.25%, 12/01/32	(Call 12/01/14) (AMBAC)	1,000	1,000,420
Series A-1
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	539,075
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	574,230
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,231,080
5.25%, 06/01/24	(Call 06/01/19)	575	659,393
5.25%, 06/01/39	(Call 06/01/19)	2,780	3,061,308
5.75%, 06/01/39	(Call 06/01/19)	250	283,755
Series C
5.00%, 12/01/43	(Call 12/01/23)	1,000	1,106,080
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,296,581
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	541,855
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,356,662
State Public School Building Authority RB
5.50%, 06/01/28	(AGM)	470	568,799
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,912,716
Westmoreland County Municipal Authority RB
5.00%, 08/15/37	(Call 08/15/23)	1,000	1,100,720

			117,338,676
RHODE ISLAND — 0.04%
Rhode Island Convention Center Authority/RI RB
Series B
5.25%, 05/15/15	(NPFGC)	110	111,213
Rhode Island Economic Development Corp. RB
Series A
5.25%, 06/15/19	(AGM)	1,200	1,395,444

			1,506,657
SOUTH CAROLINA — 1.13%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,358,640
City of Columbia SC Waterworks & Sewer System Revenue RB
Series A
5.00%, 02/01/41	(Call 02/01/21)	500	563,125
Greenville County School District RB
4.63%, 12/01/20	(AGM)	1,000	1,166,380
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,080,590
Piedmont Municipal Power Agency RB
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,163,750
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,579,126
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,198,820
5.50%, 01/01/38	(Call 01/01/19)	2,600	2,951,364
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,555,520
Series B
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	1,315	1,379,935
5.00%, 01/01/23	(Call 01/01/16) (NPFGC)	1,275	1,337,807

Security		Principal (000s)	Value

5.00%, 12/01/38	(Call 12/01/23)	$2,020	$2,252,239
Series C
4.00%, 12/01/45	(Call 12/01/24)	1,500	1,463,505
5.00%, 12/01/28	(Call 12/01/24)	1,090	1,281,557
5.00%, 12/01/30	(Call 12/01/24)	1,400	1,622,152
5.00%, 12/01/36	(Call 12/01/21)	500	563,455
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,450	1,622,999
5.00%, 12/01/48	(Call 12/01/23)	2,000	2,194,420
South Carolina Transportation Infrastructure Bank RB
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,046,940
5.25%, 10/01/40	(Call 10/01/19)	500	564,020
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	974,710
3.63%, 10/01/33	(Call 10/01/22)	875	873,784
5.00%, 10/01/17		1,000	1,117,150
State of South Carolina GO
Series A
4.00%, 06/01/15		2,550	2,600,209
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,109,280
5.00%, 03/01/15		1,000	1,012,640
5.00%, 06/01/17		1,850	2,055,609
5.00%, 06/01/18		1,000	1,145,640

			44,835,366
TENNESSEE — 0.48%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/15		300	314,520
5.00%, 12/01/17		1,000	1,128,890
City of Memphis TN GO
5.00%, 10/01/15	(NPFGC)	1,250	1,300,750
5.25%, 10/01/17	(NPFGC)	1,000	1,130,350
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,000	1,175,320
County of Shelby TN GO
Series A
5.00%, 03/01/24		1,000	1,240,460
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,168,510
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19		750	877,312
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,131,280
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,207,990
Series D
5.00%, 07/01/16		1,500	1,611,600
State of Tennessee GO
Series A
4.00%, 08/01/17		3,485	3,801,996
5.00%, 08/01/21		1,000	1,212,020
5.00%, 08/01/22		1,500	1,837,905

			19,138,903
TEXAS — 8.75%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,140,800
3.00%, 02/15/36	(PSF)	1,000	1,057,170

258

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Central Texas Regional Mobility Authority RB
5.00%, 01/01/42	(Call 01/01/23)	$1,400	$1,491,924
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,158,620
Series A
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,701,775
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,113,750
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,139,970
5.00%, 11/15/39	(Call 05/15/24)	1,000	1,151,250
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,115,520
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,124,220
City of Brownsville TX Utilities System Revenue RB
Series A
5.00%, 09/01/31	(PR 09/01/15) (AMBAC)	345	357,620
5.00%, 09/01/31	(Call 09/01/15) (AMBAC)	155	159,442
City of Dallas TX GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,671
5.00%, 02/15/18		2,595	2,944,780
5.00%, 02/15/20	(ETM)	5	5,904
5.00%, 02/15/20		645	764,531
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/15	(AMBAC)	1,200	1,249,032
5.00%, 10/01/17	(AMBAC)	750	843,397
5.00%, 10/01/39	(Call 10/01/20)	850	969,629
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,681,305
City of Houston TX Airport System Revenue RB
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	848,610
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,673,060
Series B
5.00%, 07/01/26	(Call 07/01/21)	1,400	1,615,628
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,703,370
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,133,410
City of Houston TX Combined Utility System Revenue RB
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	4,924,215
5.25%, 11/15/17	(AGM)	825	936,292
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,176,250
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,182,940
Series B
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,136,790
Series C
5.00%, 11/15/18		750	866,700
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,631,830
5.00%, 05/15/28	(Call 05/15/24)	1,300	1,555,736
Series D
5.00%, 11/15/21		890	1,072,966
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,143,540
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,134,170
5.00%, 11/15/44	(Call 11/15/24)	1,000	1,149,760
Series E
5.00%, 11/15/16		1,000	1,088,970
City of Houston TX GOL
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	560	580,485
Series A
5.00%, 03/01/15		1,500	1,518,855

Security		Principal (000s)	Value

5.00%, 03/01/18		$2,100	$2,381,715
5.00%, 03/01/19	(Call 03/01/18)	500	563,625
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	190	196,950
5.00%, 03/01/26	(Call 03/01/24)	1,500	1,813,950
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,140,360
5.25%, 03/01/28	(Call 03/01/18)	1,235	1,392,376
City of San Antonio TX GOL
5.00%, 02/01/19		500	580,895
City of San Antonio TX Water System Revenue RB
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,300	1,377,818
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,180,090
City Public Service Board of San Antonio TX RB
5.00%, 02/01/16		500	527,815
5.00%, 02/01/23		2,000	2,438,260
5.00%, 02/01/32	(PR 02/01/17)	40	43,844
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,250,320
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,751,425
5.25%, 02/01/24		2,000	2,506,580
5.25%, 02/01/25		1,370	1,721,158
5.38%, 02/01/15		2,680	2,704,656
Series A
5.00%, 02/01/24	(PR 02/01/15)	3,150	3,176,806
5.00%, 02/01/25	(PR 02/01/16)	4,500	4,746,465
Series D
5.00%, 02/01/17		1,250	1,371,937
5.00%, 02/01/18		1,000	1,132,560
5.00%, 02/01/19		500	580,225
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35		2,000	2,116,560
County of Fort Bend TX GOL
4.75%, 03/01/31	(Call 03/01/17) (NPFGC)	1,485	1,583,144
County of Harris TX GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,692,042
Series B
5.00%, 10/01/25	(Call 10/01/16)	400	431,548
Series C
5.25%, 08/15/19	(AGM)	1,500	1,778,940
County of Harris TX RB
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,118,290
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	577,910
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,423,630
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,104,830
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(Call 02/15/17) (PSF)	2,800	3,044,524
5.00%, 02/15/35	(Call 02/15/17) (PSF)	1,200	1,300,512
Series B-3
2.00%, 02/15/44	(PSF)	2,000	2,022,320
Series C
4.00%, 02/15/29	(Call 02/15/24) (PSF)	2,000	2,149,880
Dallas Area Rapid Transit RB
5.00%, 12/01/33	(Call 12/01/18)	250	279,568
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	4,735	5,051,819

259

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 12/01/42	(Call 12/01/22)	$1,000	$1,121,020
5.25%, 12/01/29	(AMBAC)	1,050	1,338,204
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,121,300
Dallas Independent School District GO
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,178,790
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	586,035
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/16		500	543,075
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,087,400
5.00%, 11/01/45	(Call 11/01/20)	500	544,160
5.25%, 11/01/38	(Call 11/01/20)	500	559,300
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,128,130
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,110,310
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,649,055
Series C
5.00%, 11/01/45	(Call 11/01/21)	2,000	2,168,940
Series D
5.00%, 11/01/17		1,000	1,121,570
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,123,070
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,189,410
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,251,580
Fort Bend Grand Parkway Toll Road Authority RB
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,128,840
Grand Parkway Transportation Corp. RB
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,647,345
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,468,560
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,526,740
Grand Prairie Independent School District GO
5.00%, 02/15/37	(Call 02/15/17)	1,000	1,074,410
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21	(ETM)	285	349,305
5.25%, 10/01/21		715	876,068
Harris County Flood Control District RB
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,500	1,698,000
5.00%, 10/01/39	(Call 10/01/20)	1,000	1,122,590
Houston Community College System GOL
5.00%, 02/15/43	(Call 02/15/23)	2,000	2,247,380
Houston Independent School District GOL
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	1,913,747
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	500	545,660
Klein Independent School District GO
Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	266,282
Leander Independent School District GO
Series D
0.00%, 08/15/36	(Call 08/15/24) (PSF)	4,000	1,529,320
Lower Colorado River Authority RB
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,618,740

Security		Principal (000s)	Value

5.25%, 01/01/15	(ETM)	$1,310	$1,316,144
5.75%, 05/15/28	(PR 05/15/15)	865	887,188
5.75%, 05/15/28	(Call 05/15/15)	75	76,622
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,224,040
6.25%, 05/15/28	(PR 05/15/18)	10	11,797
6.25%, 05/15/28	(Call 05/15/18)	1,490	1,717,285
Metropolitan Transit Authority of Harris County RB
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,138,730
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,128,240
Midland County Fresh Water Supply District No. 1 RB
Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	535,600
North East Independent School District/TX GO
5.25%, 02/01/27	(PSF)	530	674,897
Series A
5.00%, 08/01/37	(Call 08/01/17) (PSF)	500	544,250
North Texas Municipal Water District RB
5.00%, 09/01/31	(PR 09/01/16) (NPFGC)	270	291,886
5.00%, 09/01/31	(Call 09/01/16) (NPFGC)	780	832,291
5.00%, 09/01/35	(Call 09/01/16) (NPFGC)	1,750	1,860,897
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,892,185
North Texas Tollway Authority RB
0.00%, 09/01/43	(Call 09/01/31)	500	450,250
5.75%, 01/01/38	(Call 01/01/18)	5,120	5,660,262
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,174,980
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	576,910
6.00%, 01/01/43	(Call 01/01/21)	250	290,258
Series A
5.00%, 01/01/22		1,000	1,183,620
5.00%, 01/01/25	(Call 01/01/24)	1,000	1,183,410
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,310	10,145,666
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,948,525
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,184,437
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,158,900
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,600	526,896
0.00%, 09/01/43	(Call 09/01/31)	2,500	516,700
5.00%, 01/01/31	(Call 01/01/24)	2,000	2,238,440
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,081,620
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,449,786
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	494,615
1.95%, 01/01/38		1,000	1,016,030
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,441,312
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,160,650
Series D
0.00%, 01/01/31	(AGM)	965	504,598
0.00%, 01/01/34	(AGM)	2,900	1,299,287
5.00%, 09/01/24	(Call 09/01/21)	700	833,084
5.00%, 09/01/32	(Call 09/01/21)	4,970	5,645,324
Series E-3
5.75%, 01/01/38		1,150	1,212,905
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	570,975

260

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Permanent University Fund RB
5.00%, 07/01/41	(Call 07/01/23)	$2,000	$2,291,140
Pharr San Juan Alamo Independent School District TX GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	329,097
Plano Independent School District GO
Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,888,785
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	562,525
San Antonio Independent School District/TX GO
5.00%, 08/15/23	(Call 08/15/15) (PSF)	975	1,007,555
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,574,775
4.00%, 09/15/42	(Call 09/15/22)	2,000	2,026,680
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,283,952
4.50%, 04/01/33	(PR 04/01/17)	105	114,676
4.50%, 04/01/33	(Call 04/01/17)	2,765	2,948,375
4.65%, 04/01/25	(PR 04/01/16)	1,000	1,057,710
4.75%, 04/01/35	(PR 04/01/15)	5,600	5,688,312
4.75%, 04/01/37	(Call 04/01/18)	1,465	1,599,546
5.00%, 10/01/16		1,000	1,085,670
5.00%, 04/01/17		5,000	5,525,000
5.00%, 10/01/19		1,000	1,179,480
5.00%, 10/01/21		2,000	2,421,300
5.00%, 04/01/22		2,000	2,431,800
5.00%, 04/01/26	(PR 04/01/18)	95	108,148
5.00%, 04/01/26	(Call 04/01/18)	955	1,073,917
5.00%, 04/01/26	(PR 04/01/15)	2,025	2,058,676
5.00%, 04/01/27	(PR 04/01/18)	115	130,916
5.00%, 04/01/27	(Call 04/01/18)	1,185	1,330,068
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,861,840
5.00%, 04/01/28	(Call 04/01/24)	2,000	2,418,820
5.00%, 04/01/28	(PR 04/01/16)	1,000	1,062,390
5.00%, 04/01/30	(PR 04/01/16)	2,850	3,027,811
5.00%, 04/01/36	(Call 04/01/24)	4,500	5,215,335
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,382,080
Series A
5.00%, 04/01/33	(Call 04/01/17)	4,800	5,217,264
Tarrant Regional Water District RB
5.00%, 03/01/37	(Call 03/01/22)	1,500	1,693,260
Texas Public Finance Authority RB
4.00%, 07/01/17	(Call 01/01/17)	1,000	1,072,030
Series A
5.00%, 01/01/16		500	526,155
5.00%, 01/01/17	(PR 01/01/16)	1,000	1,051,410
5.00%, 07/01/17	(PR 01/01/16)	1,500	1,577,115
Series B
4.00%, 01/01/19	(Call 07/01/15)	8,500	8,676,545
5.00%, 07/01/18	(PR 07/01/15)	4,030	4,145,540
Texas State Turnpike Authority RB
Series A
0.00%, 08/15/21	(AMBAC)	500	427,825
Texas Transportation Commission RB
Series A
5.00%, 08/15/41	(Call 08/15/22)	6,920	7,460,729
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,500	1,502,955
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/16		500	531,510
5.00%, 04/01/20	(PR 04/01/16)	595	632,122

Security		Principal (000s)	Value

5.00%, 04/01/24	(Call 04/01/17)	$1,585	$1,740,584
5.00%, 04/01/25	(PR 04/01/16)	500	531,195
5.00%, 04/01/27	(Call 04/01/17)	4,650	5,095,656
Series A
4.50%, 04/01/15		300	304,497
4.75%, 04/01/17		1,800	1,977,876
5.00%, 04/01/17		800	883,704
5.00%, 04/01/21		2,130	2,568,333
5.00%, 04/01/23	(PR 04/01/16)	500	531,195
5.00%, 04/01/24		4,000	4,975,400
Texas Water Development Board RB
Series A
5.00%, 07/15/27	(Call 07/15/17)	250	275,190
University of Texas System (The) RB
Series A
5.00%, 08/15/22		1,000	1,225,810
Series B
5.00%, 08/15/26		1,500	1,893,780
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,134,560

			346,759,681
UTAH — 0.49%
Intermountain Power Agency RB
Series A
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,132,580
State of Utah GO
Series A
5.00%, 07/01/16		500	537,035
5.00%, 07/01/17		685	763,515
5.00%, 07/01/22	(Call 07/01/21)	1,040	1,249,945
Series C
5.00%, 07/01/15		3,175	3,266,408
5.00%, 07/01/17		1,000	1,114,620
University of Utah RB
Series A
5.00%, 08/01/43	(Call 08/01/23)	2,000	2,262,640
Utah Transit Authority RB
5.00%, 06/15/42	(Call 06/15/22)	1,480	1,608,715
Series A
5.00%, 06/15/28	(Call 06/15/18)	1,275	1,422,250
5.00%, 06/15/32	(Call 06/15/18) (AGM)	1,500	1,668,900
5.00%, 06/15/36	(Call 06/15/18) (AGM)	1,900	2,110,463
Series B
4.75%, 06/15/35	(PR 12/15/15)	2,000	2,095,220

			19,232,291
VIRGINIA — 0.62%
City of Richmond VA RB
Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,272,720
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		500	572,820
5.00%, 06/01/19		500	586,260
County of Fairfax VA GO
Series B
5.00%, 04/01/23	(SAW)	1,000	1,240,060
Series C

261

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 10/01/16	(SAW)	$425	$461,367
5.00%, 10/01/17	(SAW)	2,360	2,654,599
County of Loudoun VA GO
Series B
5.00%, 11/01/19		500	591,195
Hampton Roads Sanitation District RB
5.00%, 04/01/38	(Call 04/01/18)	375	413,486
University of Virginia RB
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,149,200
Upper Occoquan Sewage Authority RB
Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,134,900
Virginia College Building Authority RB
5.00%, 09/01/20		900	1,071,648
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,068,660
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	587,370
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,165,740
5.00%, 05/15/33	(Call 05/15/21) (SAP)	1,000	1,151,490
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,150,530
Virginia Public Building Authority RB
Series C
4.00%, 08/01/26	(Call 08/01/24)	1,000	1,110,090
Virginia Public School Authority RB
5.00%, 08/01/23	(Call 08/01/22) (GOI)	1,000	1,203,310
Series C
5.00%, 08/01/15	(SAW)	680	702,257
5.00%, 08/01/17	(SAW)	1,345	1,502,365
5.00%, 08/01/18	(SAW)	1,740	1,996,250
5.00%, 08/01/19	(SAW)	750	879,360

			24,665,677
WASHINGTON — 3.03%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/32	(Call 11/01/17) (AGM)	1,400	1,533,434
5.00%, 11/01/36	(Call 11/01/17)	3,150	3,444,556
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,351,116
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	585,855
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,157,140
5.00%, 02/01/24	(Call 02/01/20)	500	575,365
City of Tacoma WA Electric System Revenue RB
Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	1,012,320
County of King WA GOL
4.75%, 01/01/34	(Call 01/01/18)	900	974,394
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(Call 01/01/18)	4,600	5,030,468
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,113,870
5.00%, 01/01/52	(Call 01/01/22)	1,000	1,101,590
5.13%, 01/01/41	(Call 01/01/21)	500	572,870
5.25%, 01/01/42	(Call 01/01/19)	1,000	1,121,200

Security		Principal (000s)	Value

Series B
5.00%, 01/01/41	(Call 01/01/21)	$1,330	$1,493,098
Energy Northwest RB
5.00%, 07/01/22	(PR 07/01/16)	285	305,779
5.00%, 07/01/22	(Call 07/01/16)	690	739,404
5.00%, 07/01/23		1,000	1,229,550
5.00%, 07/01/24	(PR 07/01/16)	745	799,318
5.00%, 07/01/24	(Call 07/01/16)	1,625	1,741,756
Series A
5.00%, 07/01/15		250	257,183
5.00%, 07/01/17		1,800	2,005,344
5.00%, 07/01/18		1,000	1,144,960
5.00%, 07/01/19		1,365	1,598,702
5.00%, 07/01/20		1,850	2,203,165
5.00%, 07/01/21		1,000	1,206,020
5.00%, 07/01/22	(Call 07/01/21)	500	597,655
5.00%, 07/01/23	(Call 07/01/21)	2,000	2,366,800
5.25%, 07/01/16		1,780	1,918,911
5.25%, 07/01/18		125	144,223
5.50%, 07/01/15		1,000	1,031,690
Series C
5.00%, 07/01/28	(Call 07/01/24)	1,000	1,201,620
FYI Properties RB
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,135,850
NJB Properties RB
Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	1,000	1,065,700
Port of Seattle WA RB
Series A
5.00%, 08/01/31	(Call 08/01/22)	2,890	3,315,524
Snohomish County School District No. 15 Edmonds GO
5.00%, 12/01/19	(PR 06/01/16) (GTD)	2,000	2,138,680
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	568,495
State of Washington GO
5.00%, 07/01/23		1,090	1,330,617
5.00%, 07/01/24		2,000	2,461,440
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,828,770
5.00%, 07/01/26	(Call 07/01/24)	1,500	1,817,325
Series 2014A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,725,120
Series A
5.00%, 07/01/15		2,300	2,366,217
5.00%, 07/01/18		1,200	1,373,952
5.00%, 07/01/25	(Call 07/01/18)	1,330	1,504,828
5.00%, 07/01/27	(Call 07/01/18)	4,750	5,349,402
5.00%, 07/01/31	(Call 07/01/18)	3,400	3,798,140
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,250,352
5.00%, 08/01/35	(Call 08/01/21)	500	570,615
Series C
5.00%, 01/01/27	(PR 01/01/18)	1,000	1,129,970
5.00%, 01/01/28	(PR 01/01/18)	1,000	1,129,970
5.00%, 06/01/41	(Call 06/01/21)	5,000	5,568,500
Series D
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,134,420
5.00%, 02/01/39	(Call 02/01/24)	1,000	1,146,370
Series E
5.00%, 01/01/31	(PR 01/01/16) (AMBAC)	1,500	1,577,115
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,693,455

262

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Series R
5.00%, 07/01/19		$1,500	$1,756,815
5.00%, 07/01/20		1,800	2,143,620
5.00%, 01/01/21	(PR 01/01/15) (AMBAC)	2,685	2,696,948
Series R-2006A
5.00%, 07/01/15	(AMBAC)	750	771,593
5.00%, 07/01/19	(Call 07/01/15) (AMBAC)	2,455	2,523,814
Series R-2011C
5.00%, 07/01/16		400	429,760
5.00%, 07/01/17		350	389,928
Series R-2012C
5.00%, 07/01/20		1,000	1,190,900
5.00%, 07/01/24	(Call 07/01/22)	2,000	2,390,320
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,187,470
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,772,040
Series R-2015-C
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,811,790
5.00%, 07/01/29	(Call 01/01/25)	1,600	1,916,880
State of Washington RB
5.00%, 09/01/18		2,325	2,656,638
5.00%, 09/01/19		1,000	1,165,110
5.00%, 09/01/21		1,000	1,186,400
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,370,260
University of Washington RB
Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,123,310

			120,023,779
WEST VIRGINIA — 0.05%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	1,000	1,024,610
West Virginia University RB
Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,126,130

			2,150,740
WISCONSIN — 0.78%
State of Wisconsin GO
Series 1
5.00%, 05/01/16	(AMBAC)	550	586,729
5.00%, 05/01/17		2,500	2,768,925
5.00%, 05/01/18	(Call 05/01/15) (NPFGC)	3,000	3,061,110
5.00%, 05/01/21		500	599,825
Series 2
5.00%, 11/01/20		1,500	1,791,960
5.00%, 11/01/22	(Call 11/01/21)	2,000	2,410,560
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,198,930
Series 3
5.00%, 11/01/22		1,175	1,430,022
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,066,780
Series B
5.00%, 05/01/22	(Call 05/01/21)	1,500	1,790,010

Security		Principal or Shares (000s)	Value

State of Wisconsin RB
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	$2,050	$2,386,220
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,732,366
5.75%, 05/01/33	(Call 05/01/19) (SAP)	2,400	2,822,736
6.00%, 05/01/36	(Call 05/01/19) (SAP)	3,100	3,663,022
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,194,110
Wisconsin Department of Transportation RB
Series A
5.00%, 07/01/20	(AGM)	2,000	2,375,900

			30,879,205

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $3,735,508,610)			3,906,747,969

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a],b		17,755	17,755,145

			17,755,145

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,755,145)			17,755,145

TOTAL INVESTMENTS IN SECURITIES — 99.08%
(Cost: $3,753,263,755)			3,924,503,114
Other Assets, Less Liabilities — 0.92%			36,523,803

NET ASSETS — 100.00%			$3,961,026,917

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

ST  —  Special Tax

Insured by:

AGC-ICC  —  Assured Guaranty Corp.  —  Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

263

Schedule of Investments  (Unaudited)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 97.31%

NEW YORK — 97.31%
Battery Park City Authority RB
Series A
5.00%, 11/01/24	(Call 11/01/23)	$805	$994,917
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40	(Call 01/15/20)	125	146,711
6.38%, 07/15/43	(Call 01/15/20)	700	824,285
City of New York NY GO
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	268,625
5.00%, 08/01/21		500	595,235
5.00%, 08/01/25	(PR 08/01/16)	5	5,386
5.00%, 08/01/25	(Call 08/01/16)	395	423,400
5.00%, 08/01/26	(Call 02/01/24)	350	416,304
Series A-1
5.00%, 08/01/17		700	778,267
5.00%, 08/01/19	(Call 08/01/17)	150	166,821
5.00%, 08/01/27	(Call 08/01/21)	250	291,920
5.00%, 08/01/31	(Call 08/01/21)	200	231,858
Series B
5.00%, 08/01/16		135	145,323
5.00%, 08/01/20		100	118,025
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	224,231
Series C
5.00%, 08/01/19		680	791,662
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	167,694
5.00%, 10/01/20	(Call 10/01/17)	250	279,155
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,112,030
Series E
5.00%, 08/01/27	(Call 08/01/19)	500	571,140
Series F
5.00%, 08/01/21		240	285,713
5.00%, 08/01/31	(Call 02/01/22)	250	283,778
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	400,578
5.00%, 03/01/37	(Call 03/01/23)	500	564,840
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	157,387
5.00%, 08/01/24	(PR 08/01/17)	25	27,903
5.00%, 08/01/24	(Call 08/01/17)	150	165,993
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,165,800
5.00%, 04/01/27	(Call 04/01/22)	250	290,268
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	559,428
Series I
5.00%, 08/01/23	(Call 08/01/22)	1,000	1,194,320
5.00%, 08/01/27	(Call 08/01/22)	250	291,730
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	182,992
Series J

Security		Principal (000s)	Value

3.00%, 08/01/16		$450	$469,408
5.00%, 08/01/19		250	291,053
5.00%, 08/01/21		600	714,282
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,327,733
5.00%, 08/01/32	(Call 08/01/24)	525	612,108
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	452,932
5.00%, 05/15/36	(Call 05/15/19)	905	1,012,405
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	905,491
Series M
5.00%, 04/01/25	(Call 04/01/15) (FGIC)	100	101,597
Erie County Industrial Development Agency (The) RB
Series A
5.00%, 05/01/31	(Call 05/01/19)	100	111,298
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	703,397
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,323,030
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	325	346,323
5.25%, 02/15/47	(Call 02/15/21)	500	555,155
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,149,750
Long Island Power Authority RB
Series A
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,098,280
5.50%, 04/01/22	(Call 04/01/19)	500	569,440
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	724,381
5.75%, 04/01/39	(Call 04/01/19)	380	431,509
6.25%, 04/01/33	(Call 04/01/19)	250	292,493
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	281,785
5.00%, 12/01/35	(Call 06/01/16)	350	368,172
5.25%, 04/01/19		290	335,014
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	238,475
Series E
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	432,652
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	270,148
Metropolitan Transportation Authority RB
Series A
0.00%, 11/15/30		850	493,892
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	207,496
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,030	2,108,236
5.00%, 11/15/18		250	288,268
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	780	811,707
5.00%, 11/15/24	(Call 11/15/22)	250	301,770
5.00%, 11/15/31	(Call 11/15/16)	600	646,758
5.00%, 11/15/37	(Call 11/15/21)	455	506,360
5.00%, 11/15/46	(Call 11/15/21)	500	545,920
5.50%, 11/15/39	(Call 11/15/18)	700	792,778
Series A-1
5.00%, 11/15/44	(Call 11/15/23)	350	387,817
Series B

264

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	$1,600	$1,653,344
5.00%, 11/15/34	(Call 11/15/19)	650	732,043
5.00%, 11/15/44	(Call 05/15/24)	400	445,252
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	555,400
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,326,228
6.25%, 11/15/23	(Call 11/15/18)	100	119,263
Series D
4.00%, 11/15/15		100	103,623
4.00%, 11/15/32	(Call 11/15/22)	250	259,910
5.00%, 11/15/19		145	169,872
5.00%, 11/15/25	(Call 11/15/22)	230	271,131
5.00%, 11/15/30	(Call 11/15/22)	890	1,024,782
5.00%, 11/15/38	(Call 11/15/23)	250	279,860
Series D-1
5.00%, 11/01/22		250	299,170
Series E
5.00%, 11/15/42	(Call 11/15/22)	400	442,556
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	287,860
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		640	696,870
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.38%, 11/01/28	(PR 11/01/18) (BHAC)	235	275,526
New York City Educational Construction Fund RB
Series A
5.75%, 04/01/41	(Call 04/01/21)	445	530,751
New York City Industrial Development Agency RB
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	273,218
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	217,022
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	283,385
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	468,163
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	243,740
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	263,738
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	524,308
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	389,552
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	548,730
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	100	107,125
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	567,195
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	571,070
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15	(ETM)	100	104,405

Security		Principal (000s)	Value

5.00%, 08/01/21	(PR 08/01/16)	$725	$777,823
5.00%, 08/01/29	(Call 08/01/24)	500	589,860
5.00%, 11/01/30	(Call 05/01/17)	100	108,513
Series A
5.00%, 11/01/21		500	602,995
5.00%, 11/01/27	(Call 11/01/21)	400	466,668
5.00%, 05/01/29	(Call 05/01/19)	150	170,216
5.00%, 11/01/38	(Call 11/01/23)	350	400,029
Series A-1
5.00%, 11/01/19	(Call 05/01/15)	175	178,556
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,072,860
5.00%, 08/01/31	(Call 08/01/24)	340	399,218
5.00%, 08/01/33	(Call 08/01/24)	325	377,738
5.00%, 11/01/42	(Call 11/01/23)	400	452,852
Series B
5.00%, 11/01/19		400	471,272
5.00%, 11/01/20	(Call 11/01/19)	525	623,996
5.00%, 11/01/21	(PR 05/01/17)	120	132,010
5.00%, 11/01/21	(Call 05/01/17)	130	142,574
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	285,565
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	291,455
5.00%, 02/01/25	(Call 02/01/21)	155	180,484
5.00%, 02/01/27	(Call 02/01/21)	250	289,223
5.00%, 02/01/31	(Call 02/01/21)	300	341,625
5.00%, 02/01/35	(Call 02/01/21)	500	565,025
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	135,707
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	277,283
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	750,534
Series I
5.00%, 05/01/42	(Call 05/01/23)	325	365,849
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	500	558,135
New York City Water & Sewer System RB
5.00%, 06/15/26	(Call 06/15/21)	750	886,515
5.00%, 06/15/31	(Call 06/15/21)	160	183,208
5.00%, 06/15/44	(Call 12/15/21)	500	554,045
5.38%, 06/15/43	(Call 12/15/20)	125	145,725
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	379,592
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	108,351
5.00%, 06/15/44	(Call 06/15/21)	150	165,182
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	403,008
5.00%, 06/15/31	(Call 06/15/20)	500	567,515
5.00%, 06/15/47	(Call 12/15/22)	460	510,062
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	262,400
5.00%, 06/15/25	(Call 06/15/15) (NPFGC)	100	102,550
5.00%, 06/15/27	(Call 06/15/15) (NPFGC)	455	466,602
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	207,453
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,218,162
5.00%, 06/15/47	(Call 06/15/23)	400	444,924
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,120,830

265

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Series D
5.00%, 06/15/37	(Call 06/15/15)	$250	$256,330
Series DD
4.75%, 06/15/35	(Call 06/15/17)	250	269,130
4.75%, 06/15/36	(Call 06/15/17)	330	354,994
5.00%, 06/15/35	(Call 06/15/23)	400	459,264
5.00%, 06/15/39	(Call 06/15/24)	500	573,530
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	572,165
Series FF
5.00%, 06/15/45	(Call 06/15/22)	950	1,051,080
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	277,795
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	307,325
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,871,142
5.25%, 06/15/32	(Call 06/15/19)	750	864,097
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	129,596
New York Convention Center Development Corp. RB
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	375	387,146
5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	500	516,870
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	645	667,652
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,429,385
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	847,574
5.75%, 11/15/51	(Call 11/15/21)	90	105,486
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/15	(GOI)	850	864,220
5.00%, 04/01/19	(Call 04/01/18)	665	754,363
5.00%, 04/01/20	(Call 04/01/18)	150	169,893
Series A-5/6
5.00%, 04/01/17		315	347,451
5.00%, 04/01/18		1,000	1,136,620
5.50%, 04/01/19		125	147,643
Series B
5.00%, 04/01/19	(GOI)	285	331,535
Series C
5.50%, 04/01/17	(GOI)	550	592,465
Series E
5.25%, 04/01/16	(GOI)	150	155,933
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	700	767,690
5.00%, 12/01/19	(SAW)	50	58,623
Series A
4.00%, 12/01/15	(SAW)	1,675	1,739,420
New York Power Authority (The) RB
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	355	366,019
5.00%, 11/15/22	(GOI)	335	407,243
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	465,875
Series C
5.00%, 11/15/15	(NPFGC)	550	575,630
5.00%, 11/15/16	(NPFGC)	125	136,108

Security		Principal (000s)	Value

5.00%, 11/15/17		$230	$258,400
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	250	281,070
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	325	364,897
New York State Dormitory Authority RB
5.00%, 07/01/15		500	514,335
5.00%, 07/01/22	(Call 07/01/19)	750	852,735
5.50%, 07/01/23	(NPFGC)	200	245,870
Series 1
5.50%, 07/01/40	(AMBAC)	400	529,168
Series A
5.00%, 05/15/20		520	616,704
5.00%, 12/15/20		150	179,076
5.00%, 03/15/22		435	529,443
5.00%, 12/15/24	(Call 12/15/22)	250	301,892
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,198,370
5.00%, 02/15/26	(Call 02/15/24)	355	427,381
5.00%, 03/15/28	(Call 03/15/18)	250	278,805
5.00%, 07/01/37	(Call 07/01/22)	250	282,990
5.00%, 03/15/38	(Call 03/15/23)	500	576,120
5.00%, 02/15/43	(Call 02/15/23)	500	560,695
5.00%, 07/01/43	(Call 07/01/23)	1,025	1,151,147
5.25%, 05/15/15		160	163,778
5.25%, 08/15/15	(Call 12/29/14) (AGM,FHA)	200	201,712
Series B
5.00%, 03/15/20		475	559,916
5.00%, 03/15/28	(Call 03/15/19)	200	226,274
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,205,200
5.00%, 07/01/33	(Call 07/01/18) (AGM)	105	115,979
5.00%, 03/15/42	(Call 03/15/22)	600	668,520
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	562,090
5.00%, 03/15/25	(Call 03/15/18)	525	587,837
5.00%, 03/15/31	(Call 03/15/21)	250	288,498
5.00%, 12/15/31	(Call 12/15/16)	250	270,998
5.00%, 03/15/35	(Call 03/15/24)	500	578,830
Series D
5.00%, 02/15/40	(Call 02/15/22)	300	334,935
5.00%, 02/15/42	(Call 02/15/22)	250	278,260
Series E
6.13%, 01/01/31	(Call 01/01/19)	250	296,483
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	165	167,383
5.00%, 03/15/30	(PR 03/15/15)	250	253,610
New York State Environmental Facilities Corp. RB
5.50%, 06/15/17		750	843,360
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	462,865
4.75%, 06/15/31	(Call 06/15/16)	340	357,864
5.00%, 06/15/16		855	917,227
5.00%, 06/15/17		100	111,186
5.00%, 06/15/20		75	89,422
5.00%, 06/15/22		350	425,453
5.00%, 06/15/23	(Call 06/15/22)	525	633,785
5.00%, 06/15/24	(Call 06/15/22)	640	768,954
5.00%, 06/15/34	(Call 06/15/19)	180	202,653
5.13%, 06/15/38	(Call 06/15/19)	120	135,416
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	556,665

266

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 06/15/41	(Call 06/15/21)	$90	$101,138
Series D
5.00%, 06/15/22		500	607,790
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	838,672
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	230,860
New York State Thruway Authority RB
5.00%, 04/01/16		250	265,388
Series A
5.00%, 03/15/18		170	192,982
5.00%, 05/01/19		1,875	2,165,400
5.00%, 03/15/21	(Call 09/15/20)	85	101,322
5.00%, 03/15/23	(Call 09/15/21)	250	297,263
5.00%, 03/15/26	(Call 09/15/18)	300	339,825
5.00%, 03/15/29	(Call 09/15/20)	250	290,468
Series B
4.13%, 04/01/19	(PR 10/01/15) (AMBAC)	65	67,158
4.13%, 04/01/19	(Call 10/01/15) (AMBAC)	435	445,601
5.00%, 04/01/15	(AGM)	250	254,140
5.00%, 04/01/17	(PR 10/01/15) (NPFGC)	40	41,626
5.00%, 04/01/17	(Call 10/01/15) (NPFGC)	260	270,252
5.50%, 04/01/20	(AMBAC)	260	313,227
Series C
5.25%, 03/15/19		250	292,550
Series F
4.00%, 01/01/15	(AMBAC)	250	250,870
Series H
4.00%, 01/01/18	(NPFGC)	100	109,110
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	446,380
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	251,235
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	334,011
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,103,360
New York State Urban Development Corp. RB
5.00%, 12/15/17		250	282,043
Series A
5.00%, 03/15/19		250	289,938
5.00%, 03/15/31	(Call 03/15/21)	250	290,165
Series A-1
5.00%, 12/15/16		400	437,452
5.00%, 12/15/18		285	330,101
5.00%, 03/15/21		250	298,470
5.00%, 03/15/22		400	483,500
5.00%, 03/15/28	(Call 03/15/23)	520	611,733
5.00%, 03/15/43	(Call 03/15/23)	240	269,390
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	845,205
5.00%, 03/15/32	(Call 03/15/17)	250	270,295
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	283,730
5.00%, 03/15/36	(Call 03/15/19)	250	278,935
5.25%, 03/15/38	(Call 03/15/19)	120	134,694
Series C
5.00%, 12/15/15		200	210,136
5.00%, 03/15/24	(Call 03/15/23)	200	242,652

Security		Principal (000s)	Value

Series D
5.25%, 01/01/17		$160	$175,582
5.25%, 01/01/20	(Call 01/01/19)	350	405,821
5.63%, 01/01/28	(Call 01/01/19)	400	462,996
Series E
5.00%, 03/15/25	(Call 03/15/23)	100	120,252
Port Authority of New York & New Jersey RB
4.00%, 09/15/31	(Call 09/15/19)	500	520,805
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	265,658
4.00%, 06/01/32	(Call 06/01/22)	170	179,945
4.00%, 12/15/40	(Call 06/15/24)	400	413,152
4.00%, 06/15/44	(Call 06/15/24)	250	256,185
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	524,020
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	219,870
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	142,916
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	229,114
5.00%, 10/01/27	(Call 10/01/16) (GOI)	700	752,122
5.00%, 12/01/29	(Call 06/01/15) (GOI)	875	904,172
5.00%, 10/01/31	(Call 10/01/16) (GOI)	150	159,923
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	315,843
5.00%, 09/01/34	(Call 09/01/24)	250	292,018
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	222,582
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	587,427
5.00%, 09/01/36	(Call 09/01/24)	200	231,232
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	226,480
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	279,733
Series 179
5.00%, 12/01/16		275	300,470
Series 5
5.38%, 03/01/28	(GOI)	500	618,375
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/15		1,350	1,407,604
5.00%, 10/15/18		750	868,755
5.00%, 10/15/20		500	601,840
5.00%, 10/15/24		1,000	1,258,220
5.00%, 10/15/28	(Call 10/15/24)	250	304,900
5.00%, 10/15/31	(Call 10/15/24)	750	901,582
State of New York GO
Series A
5.00%, 02/15/16		150	158,682
5.00%, 02/15/34	(Call 02/15/19)	420	472,933
5.00%, 02/15/39	(Call 02/15/19)	250	281,183
Series C
3.00%, 02/01/16		100	103,086
4.50%, 02/01/17		125	135,720
5.00%, 04/15/15		250	254,670
5.00%, 04/15/16		1,600	1,676,346
Triborough Bridge & Tunnel Authority RB
Series A

267

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 11/15/19	(PR 05/15/18) (GOI)	$250	$286,248
5.00%, 11/15/22		150	181,734
5.00%, 01/01/23	(Call 01/01/22)	75	89,260
5.00%, 11/15/27	(Call 05/15/23)	500	592,570
5.00%, 11/15/32	(Call 11/15/17)	600	659,118
5.00%, 11/15/37	(Call 05/15/18) (GOI)	850	934,498
5.25%, 01/01/28	(PR 01/01/22) (GOI)	65	79,817
Series B
0.00%, 11/15/32		700	371,889
4.00%, 11/15/16		170	181,614
5.00%, 11/15/19		235	276,698
5.00%, 11/15/20		400	478,420
5.00%, 11/15/22		500	610,700
5.00%, 11/15/25	(Call 11/15/22)	710	846,000
5.00%, 11/15/27	(Call 11/15/22)	415	490,526
5.25%, 11/15/15		225	236,048
5.50%, 01/01/30	(PR 01/01/22) (GOI)	550	685,734
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	611,358
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	721,136
Series E
5.50%, 11/15/19	(NPFGC)	150	180,210
Utility Debt Securitization Authority RB
Series TE
5.00%, 12/15/29	(Call 12/15/23)	1,250	1,491,562
5.00%, 12/15/30	(Call 12/15/23)	500	594,410
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,168,650
5.00%, 12/15/41	(Call 12/15/23)	715	824,495

			156,467,832

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $149,321,938)			156,467,832

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.53%

MONEY MARKET FUNDS — 1.53%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.01%[a,b]	2,470	$2,470,412

		2,470,412

TOTAL SHORT-TERM INVESTMENTS		2,470,412

(Cost: $2,470,412)

TOTAL INVESTMENTS IN SECURITIES — 98.84%		158,938,244
(Cost: $151,792,350)
Other Assets, Less Liabilities — 1.16%		1,860,780

NET ASSETS — 100.00%		$160,799,024

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

FHA  —  Federal Housing Administration

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

268

Schedule of Investments  (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

November 30, 2014

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.47%
U.S. Treasury Bill
0.00%, 12/26/14	$91	$90,997
0.00%, 03/26/15	171,358	171,341,579
0.00%, 04/02/15	177,944	177,918,070
U.S. Treasury Note/Bond
0.13%, 12/31/14	104,077	104,072,839
0.13%, 04/30/15	246,000	246,039,357
0.25%, 01/31/15	261,155	261,228,123
0.25%, 03/31/15	333,920	334,117,006
0.25%, 05/15/15	15,240	15,250,668
0.25%, 05/31/15	50,000	50,038,997
0.25%, 08/15/15	116,841	116,940,314
0.38%, 06/30/15	18,000	18,028,080
1.25%, 09/30/15	388,024	391,597,693
1.75%, 07/31/15	711,607	719,327,872
1.88%, 06/30/15	284,916	287,830,719
2.13%, 05/31/15	311,651	314,792,430
2.25%, 01/31/15	261,155	262,092,549
2.38%, 02/28/15	137,891	138,667,332
2.50%, 03/31/15	247,964	249,940,266
2.50%, 04/30/15	49,091	49,584,071
2.63%, 12/31/14	325,510	326,154,503
4.00%, 02/15/15	57,171	57,632,941
4.13%, 05/15/15	380,432	387,431,934
4.25%, 08/15/15	502,008	516,581,292
4.50%, 11/15/15	175,000	182,234,505
11.25%, 02/15/15	156,145	159,700,230

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,539,231,787)		5,538,634,367

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a],b	368	368,250

		368,250

TOTAL MONEY MARKET FUNDS
(Cost: $368,250)		368,250

TOTAL INVESTMENTS IN SECURITIES — 99.48%
(Cost: $5,539,600,037)		5,539,002,617
Other Assets, Less Liabilities — 0.52%		28,815,813

NET ASSETS — 100.00%		$5,567,818,430

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

269

Schedule of Investments  (Unaudited)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.16%

ALABAMA — 0.13%
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/18		$1,000	$1,139,080

			1,139,080

ALASKA — 0.03%
City of Anchorage AK GO
Series B
5.25%, 12/01/16	(AMBAC)	265	290,467

			290,467

ARIZONA — 0.92%
City of Mesa AZ RB
4.00%, 07/01/17	(AGM)	50	54,365
5.25%, 07/01/16	(NPFGC)	135	145,512
5.25%, 07/01/16	(ETM)
	(NPFGC-FGIC)	165	177,821
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/15		1,000	1,028,670
5.00%, 07/01/17		1,280	1,425,318
5.00%, 07/01/18		1,000	1,143,050
Salt River Project Agricultural Improvement & Power District RB
Series B
4.00%, 01/01/15		1,360	1,364,869
4.00%, 01/01/17		275	295,180
4.00%, 01/01/18		2,375	2,611,217

			8,246,002

CALIFORNIA — 16.11%
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/01/16)	2,000	2,008,160
Series B
1.50%, 04/01/47	(Call 10/01/17)	3,400	3,435,496
Series C
1.88%, 04/01/47	(Call 10/01/18)	3,600	3,666,456
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	759,533
Series F
5.00%, 04/01/15		860	874,379
5.00%, 04/01/31	(PR 04/01/16)	4,525	4,808,582
Series F-1
5.00%, 04/01/17		750	830,145
California State Public Works Board RB
Series G
5.00%, 01/01/20		1,000	1,168,800
Series J
5.00%, 01/01/19	(PR 01/01/16)
	(AMBAC)	300	315,390
5.25%, 01/01/16	(AMBAC)	1,195	1,260,092

Security		Principal (000s)	Value

Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	$195	$192,837
City & County of San Francisco CA GO
5.00%, 06/15/15		1,485	1,524,739
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		1,750	2,029,702
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/16		500	535,155
5.00%, 06/01/19		710	833,512
East Bay Municipal Utility District Water System Revenue RB
Series B
5.00%, 06/01/16		500	535,615
Grossmont-Cuyamaca Community College District GO
Series B
5.00%, 08/01/29	(PR 08/01/15)
	(FGIC)	1,000	1,032,590
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/17		150	167,181
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		1,350	1,509,570
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		400	430,228
5.00%, 07/01/17		1,000	1,117,380
Series C
4.00%, 01/01/16	(Call 10/01/15)	1,500	1,548,555
5.00%, 01/01/16	(Call 10/01/15)	2,835	2,950,611
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/16		1,500	1,563,285
Series A-1
5.50%, 07/01/17	(FGIC)	480	541,320
5.50%, 07/01/18	(FGIC)	1,190	1,385,779
Series B
5.00%, 07/01/16	(AGM)	705	757,107
5.00%, 07/01/18		500	573,435
Series C
5.00%, 07/01/19		1,050	1,231,828
Metropolitan Water District of Southern California RB
Series C
5.00%, 07/01/17		1,000	1,116,830
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	200	228,428
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,072,910
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/35	(PR 12/01/14)
	(AMBAC)	1,300	1,300,533
Sacramento Municipal Utility District RB
Series U
3.38%, 08/15/15	(AGM)	2,500	2,557,725
5.00%, 08/15/17	(AGM)	100	111,964
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series B
5.00%, 05/15/15		375	383,561
5.00%, 05/15/16		500	535,530
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	1,000	997,930
0.00%, 01/01/17	(ETM)	380	375,972

270

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Southern California Public Power Authority RB
0.00%, 07/01/15	(NPFGC)	$500	$499,200
State of California Department of Transportation RB
Series A
5.00%, 02/01/15	(NPFGC-FGIC)	1,000	1,008,560
State of California Department of Water Resources Power Supply Revenue RB
Series H
5.00%, 05/01/17		530	588,003
5.00%, 05/01/17	(AGM)	540	599,098
Series K
5.00%, 05/01/18		3,875	4,435,092
Series L
4.00%, 05/01/15		100	101,645
5.00%, 05/01/15		2,695	2,750,786
5.00%, 05/01/16		2,370	2,528,624
5.00%, 05/01/17		2,250	2,496,240
5.00%, 05/01/19		3,555	4,172,966
Series M
4.00%, 05/01/16		500	526,435
4.00%, 05/01/19		300	339,189
5.00%, 05/01/15		4,000	4,082,800
5.00%, 05/01/16		875	933,564
Series N
5.00%, 05/01/18		400	457,816
5.00%, 05/01/19		200	234,766
State of California Department of Water Resources RB
Series AJ
5.00%, 12/01/16		500	546,700
State of California GO
3.00%, 09/01/16		1,645	1,719,749
3.00%, 12/01/32	(Call 06/01/19)	750	804,840
3.25%, 10/01/16		1,125	1,183,444
4.00%, 04/01/15		300	303,984
4.00%, 08/01/15		1,225	1,256,899
4.00%, 10/01/15		325	335,507
4.00%, 04/01/17		300	324,048
4.00%, 12/01/26	(Call 06/01/16)	1,065	1,122,095
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,621,620
4.25%, 04/01/16		645	678,908
5.00%, 02/01/15		1,300	1,311,154
5.00%, 03/01/15		1,180	1,194,915
5.00%, 04/01/15		1,680	1,708,056
5.00%, 06/01/15		200	204,954
5.00%, 11/01/15		3,360	3,509,923
5.00%, 12/01/15		2,000	2,097,060
5.00%, 02/01/16		250	263,780
5.00%, 03/01/16		800	847,048
5.00%, 04/01/16		215	228,429
5.00%, 06/01/16	(SGI)	1,000	1,069,680
5.00%, 08/01/16		1,200	1,292,220
5.00%, 09/01/16		1,000	1,080,440
5.00%, 10/01/16		1,000	1,084,020
5.00%, 11/01/16	(AMBAC)	790	859,180
5.00%, 12/01/16		250	272,778
5.00%, 02/01/17		2,125	2,330,594
5.00%, 03/01/17	(Call 03/01/15)	1,985	2,097,066
5.00%, 03/01/17	(PR 03/01/15)	15	15,188
5.00%, 04/01/17		1,750	1,930,512
5.00%, 09/01/17		1,000	1,118,600
5.00%, 10/01/17		585	656,171
5.00%, 02/01/18		3,905	4,420,265
5.00%, 04/01/18		2,000	2,275,720

Security		Principal (000s)	Value

5.00%, 11/01/18		$1,000	$1,157,040
5.00%, 12/01/18		1,000	1,159,620
5.00%, 02/01/19		3,885	4,512,389
5.00%, 04/01/19		1,000	1,166,290
5.50%, 04/01/18		1,600	1,846,896
5.50%, 04/01/19		1,500	1,780,470
6.00%, 02/01/18	(AMBAC)	1,245	1,449,952
Series A
4.00%, 07/01/16		930	984,135
5.00%, 07/01/16		1,095	1,175,931
5.00%, 07/01/17		1,000	1,115,170
5.00%, 07/01/18		3,775	4,343,930
5.00%, 07/01/19		3,190	3,767,518
University of California RB
Series AF
5.00%, 05/15/15		3,345	3,420,965
5.00%, 05/15/18		750	859,312

			144,528,794

COLORADO — 0.89%
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/16	(NPFGC)	130	127,255
Regional Transportation District RB
Series A
5.00%, 11/01/28	(PR 11/01/16)
	(AMBAC)	2,125	2,311,384
5.00%, 11/01/31	(PR 11/01/16)
	(AMBAC)	500	543,855
5.00%, 11/01/36	(PR 11/01/16)
	(AMBAC)	1,655	1,800,160
State of Colorado Department of Transportation RB
5.00%, 12/15/16		1,000	1,092,770
Series B
5.00%, 12/15/15		1,230	1,291,906
5.50%, 06/15/15	(NPFGC)	800	823,416

			7,990,746

CONNECTICUT — 1.91%
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48		1,500	1,506,675
State of Connecticut GO
5.00%, 12/15/17	(Call 12/15/16)	750	818,603
Series A
2.00%, 10/15/15		2,425	2,464,358
5.00%, 01/01/16		1,500	1,577,970
5.00%, 10/15/17		1,000	1,122,820
5.00%, 10/15/18		1,000	1,151,210
Series B
5.00%, 05/01/17		1,045	1,155,268
5.25%, 06/01/19	(AMBAC)	500	587,405
Series C
4.00%, 06/01/15		2,010	2,049,698
5.00%, 12/01/15		500	524,320
5.50%, 12/15/14		790	792,030
Series D
5.00%, 11/01/18		2,000	2,304,280
State of Connecticut Special Tax Revenue ST

271

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Series 1
5.00%, 02/01/16		$335	$353,636
5.00%, 02/01/17		360	394,952
5.00%, 02/01/18		300	339,465

			17,142,690
DELAWARE — 0.27%
State of Delaware GO
Series 2009C
5.00%, 10/01/15		285	296,622
5.00%, 10/01/16		2,000	2,169,980

			2,466,602
DISTRICT OF COLUMBIA — 0.06%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	455	505,309

			505,309
FLORIDA — 1.81%
City of Gainesville FL Utilities System Revenue RB
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	2,025	2,107,316
Florida’s Turnpike Enterprise RB
Series B
5.00%, 07/01/16		1,000	1,073,240
St Johns River Power Park RB
Series 23
5.00%, 10/01/15		1,000	1,040,600
State Board of Administration Finance Corp. RB
Series A
5.00%, 07/01/15		1,945	2,000,763
5.00%, 07/01/16		2,100	2,251,704
State of Florida GO
Series A
5.00%, 01/01/15		570	572,559
5.00%, 06/01/16		1,000	1,070,750
5.00%, 06/01/17		475	527,896
5.00%, 06/01/18		505	577,003
5.00%, 06/01/19		1,300	1,519,895
State of Florida Lottery Revenue RB
Series C
5.00%, 07/01/16		1,035	1,110,980
Series E
5.00%, 07/01/17		1,000	1,112,700
Tampa Bay Water RB
Series A
5.00%, 10/01/16		1,000	1,084,120
Series B
5.00%, 10/01/19		150	176,226

			16,225,752
GEORGIA — 2.73%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/19		1,725	1,990,426
Series B
5.00%, 01/01/15		500	502,260

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB
5.00%, 06/01/16	(NPFGC)	$230	$245,911
Series A
5.00%, 06/01/16		500	534,355
5.00%, 06/01/17		2,650	2,935,272
Gwinnett County School District GO
4.50%, 10/01/17		250	277,390
Series A
4.00%, 10/01/16		1,385	1,477,047
Municipal Electric Authority of Georgia RB
Series B
5.00%, 01/01/16		100	105,243
Series D
5.75%, 01/01/19	(Call 07/01/18)	885	1,031,370
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		1,000	1,065,410
State of Georgia GO
5.00%, 08/01/20	(PR 08/01/17)	350	391,115
Series A
5.00%, 09/01/19	(PR 09/01/15)	200	207,344
Series A-1
5.00%, 02/01/16		2,000	2,111,220
5.00%, 02/01/19		3,000	3,490,710
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	263,275
Series E
5.00%, 08/01/16		305	328,653
5.00%, 08/01/19	(PR 08/01/17)	770	860,452
5.00%, 08/01/21	(PR 08/01/17)	600	670,482
Series E-2
4.00%, 09/01/16		2,200	2,340,074
4.50%, 09/01/15		2,000	2,065,900
Series I
5.00%, 07/01/18		1,375	1,579,050

			24,472,959
HAWAII — 0.66%
State of Hawaii GO
Series DG
5.00%, 07/01/16	(PR 07/01/15) (AMBAC)	575	591,485
Series DT
5.00%, 11/01/17		300	338,211
Series DY
5.00%, 02/01/18		500	566,785
5.00%, 02/01/19		1,220	1,417,384
Series DZ
5.00%, 12/01/16		1,000	1,092,410
5.00%, 12/01/17		500	565,250
Series EA
5.00%, 12/01/16		250	273,103
Series EF
5.00%, 11/01/17		1,000	1,127,370

			5,971,998
ILLINOIS — 5.95%
Chicago O’Hare International Airport RB
Series B
5.00%, 01/01/17		270	294,478
5.00%, 01/01/18		1,200	1,344,204

272

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 01/01/19	(Call 01/01/17) (AGM)	$550	$596,019
5.25%, 01/01/15	(NPFGC-FGIC)	750	753,503
City of Chicago IL GO
Series A
5.00%, 01/01/15	(AGM)	545	547,420
5.00%, 01/01/19	(Call 01/01/18)	1,200	1,296,504
Illinois State Toll Highway Authority RB
Series A
5.00%, 01/01/19	(PR 07/01/15) (AGM)	500	514,305
5.50%, 01/01/15	(AGM)	500	502,475
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	2,000	2,146,820
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	5,000	5,367,050
5.00%, 01/01/28	(PR 07/01/16) (AGM)	3,075	3,300,736
5.00%, 01/01/31	(PR 07/01/16) (AGM)	3,035	3,257,799
Series B
5.00%, 12/01/17		1,000	1,128,040
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/15	(ETM) (NPFGC-FGIC)	275	274,706
0.00%, 06/15/15	(NPFGC-FGIC)	305	303,795
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	1,998,214
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,201,112
State of Illinois GO
4.00%, 04/01/15		290	293,448
4.00%, 07/01/15		1,000	1,020,350
4.00%, 02/01/18		500	535,890
4.00%, 07/01/18		620	668,124
5.00%, 01/01/15		500	502,070
5.00%, 01/01/15	(AGM)	500	502,100
5.00%, 05/01/16		1,000	1,058,560
5.00%, 08/01/16		1,500	1,601,250
5.00%, 01/01/17		1,000	1,078,470
5.00%, 01/01/17	(AGM)	1,000	1,079,550
5.00%, 01/01/18		1,630	1,793,896
5.00%, 08/01/18		1,690	1,881,933
5.00%, 01/01/19		500	555,935
5.00%, 01/01/19	(AGM)	600	674,136
First Series
5.50%, 08/01/15	(SGI-ICR,NPFGC)	370	382,284
State of Illinois RB
4.00%, 06/15/15		3,000	3,063,390
4.00%, 06/15/16		1,855	1,958,806
5.00%, 06/15/15		500	513,300
5.00%, 06/15/16		500	535,685
5.00%, 06/15/17		680	754,582
5.00%, 06/15/18		480	547,661
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/15		1,500	1,539,990
5.00%, 12/15/15		1,545	1,623,254
5.00%, 06/15/16		1,000	1,072,020
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,635,885

Security		Principal (000s)	Value

5.00%, 12/15/17	(Call 12/15/16)	$500	$544,425
5.00%, 06/15/18	(Call 12/15/16)	1,080	1,176,196

			53,420,370
INDIANA — 0.47%
Indiana Finance Authority RB
Series A
4.00%, 02/01/16		265	276,700
5.00%, 02/01/16		775	818,299
5.00%, 02/01/17		1,000	1,098,010
Series C
3.00%, 10/01/16		1,000	1,043,130
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17)	850	956,318

			4,192,457
KANSAS — 0.24%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		1,960	2,119,113

			2,119,113
KENTUCKY — 0.35%
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17		1,125	1,237,703
Kentucky State Property & Building Commission RB
5.00%, 08/01/22	(PR 08/01/15) (AGM)	100	103,238
5.25%, 10/01/15	(AGM)	900	937,962
5.25%, 10/01/16	(AGM)	510	554,696
5.25%, 02/01/18		240	272,731

			3,106,330
LOUISIANA — 0.51%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
5.00%, 05/01/35	(PR 05/01/15) (NPFGC-FGIC)	655	668,480
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	3,025	3,124,643
5.25%, 08/01/16	(Call 08/01/15) (NPFGC)	750	775,425

			4,568,548
MARYLAND — 3.96%
County of Montgomery MD GO
Series A
5.00%, 07/01/15		500	514,395
Maryland State Transportation Authority RB
5.00%, 03/01/17		1,000	1,100,860
5.25%, 03/01/16		240	254,930
5.25%, 03/01/17		310	343,003
5.25%, 03/01/18		1,340	1,532,665
State of Maryland Department of Transportation RB
5.00%, 05/01/16		1,000	1,066,680

273

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 05/01/17		$750	$830,932
State of Maryland GO
5.00%, 02/15/17	(PR 02/15/15)	1,100	1,111,484
5.00%, 03/01/18		2,000	2,274,280
First Series
5.00%, 03/01/15		2,645	2,678,433
5.00%, 03/15/17		390	430,123
5.00%, 03/15/22	(PR 03/15/17)	810	893,260
First Series A
5.00%, 02/15/19	(PR 02/15/15)	260	262,714
5.25%, 03/01/16		250	265,618
Second Series
5.00%, 07/15/15		400	412,260
5.00%, 08/01/16		1,875	2,020,407
5.00%, 07/15/17		1,500	1,673,730
5.00%, 07/15/18		1,000	1,149,660
5.00%, 08/01/19	(PR 08/01/16)	1,415	1,524,776
Second Series A
4.00%, 08/01/15		150	153,905
5.00%, 08/01/15		700	722,939
5.00%, 08/01/17	(PR 08/01/15)	1,875	1,936,237
Second Series B
5.00%, 08/01/17		1,000	1,117,470
Second Series C
5.00%, 11/01/16		1,135	1,235,311
Second Series E
5.00%, 08/01/16		1,000	1,077,550
Series A
5.00%, 08/01/18		1,000	1,151,060
5.00%, 03/01/19		2,500	2,914,800
Series B
4.50%, 08/01/19		1,000	1,152,190
5.00%, 08/01/20	(PR 08/01/19)	1,175	1,381,753
5.00%, 08/01/23	(PR 08/01/19)	2,000	2,351,920

			35,535,345
MASSACHUSETTS — 8.17%
Commonwealth of Massachusetts GO
Series A
5.00%, 03/01/21	(PR 03/01/15) (AGM)	450	455,639
5.00%, 03/01/22	(PR 03/01/15)	1,325	1,341,642
5.00%, 03/01/23	(PR 03/01/15) (AGM)	575	582,222
5.00%, 03/01/24	(PR 03/01/15) (AGM)	400	405,024
5.00%, 03/01/25	(PR 03/01/15)	1,300	1,316,328
Series B
5.00%, 08/01/15		435	449,272
Series C
5.50%, 12/01/16	(AGM)	1,000	1,101,550
5.50%, 12/01/17	(AGM)	1,720	1,967,267
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,616,025
5.00%, 04/01/18		1,500	1,705,200
5.00%, 04/01/19		1,000	1,164,670
Series B
5.00%, 08/01/16		720	775,692
5.00%, 08/01/18		1,000	1,147,210
5.25%, 08/01/16		500	540,760

Security		Principal (000s)	Value

Series C
5.00%, 01/01/15		$2,000	$2,008,980
5.00%, 05/01/16		1,025	1,093,193
5.00%, 09/01/16	(PR 09/01/15)	715	741,212
5.00%, 08/01/19		2,000	2,346,260
5.00%, 09/01/21	(PR 09/01/15)	715	741,212
5.00%, 09/01/22	(PR 09/01/15)	5,775	5,986,711
5.00%, 09/01/24	(PR 09/01/15)	500	518,330
5.00%, 09/01/25	(PR 09/01/15)	1,630	1,689,756
5.50%, 11/01/15		2,475	2,597,339
Series D
4.75%, 08/01/25	(PR 08/01/16)	1,250	1,341,113
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,213,358
5.00%, 08/01/22	(PR 08/01/16)	715	770,098
5.50%, 11/01/16		500	548,810
5.50%, 10/01/17		800	909,424
Series E
5.00%, 11/01/23	(PR 11/01/16) (AMBAC)	500	543,955
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	288,296
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	2,480	2,547,456
5.50%, 06/01/16	(NPFGC-FGIC)	250	269,330
Commonwealth of Massachusetts SO
5.00%, 12/15/14	(AGM)	1,110	1,112,575
Massachusetts Bay Transportation Authority RB
Series A
4.75%, 07/01/34	(PR 07/01/15)	1,300	1,335,269
5.00%, 07/01/31	(PR 07/01/15)	2,065	2,124,080
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,148,400
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,148,400
5.50%, 07/01/15		1,450	1,496,124
5.50%, 07/01/16		1,005	1,088,083
5.50%, 07/01/18		1,700	1,979,684
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17		1,000	1,124,100
Series A
5.25%, 08/01/15		1,000	1,034,460
5.25%, 08/01/16		250	270,433
5.25%, 08/01/19		250	297,060
Massachusetts Department of Transportation RB
Series B
5.00%, 01/01/15		1,000	1,004,510
5.00%, 01/01/17		720	785,434
Massachusetts Municipal Wholesale Electric Co. RB
Series A
5.00%, 07/01/15		375	385,729
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/15	(AGM)	390	403,517
5.00%, 08/15/22	(PR 08/15/15) (AGM)	5,000	5,172,200
Series B
5.00%, 08/15/17		500	559,385
5.00%, 08/15/18		1,500	1,723,395
5.00%, 08/15/19		1,000	1,174,530
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/17		1,000	1,090,770

274

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	$2,000	$2,153,760
Series B
5.00%, 08/01/19	(GOI)	1,635	1,921,076
Series J
5.25%, 08/01/16		1,000	1,082,220

			73,338,528
MICHIGAN — 1.30%
Michigan Finance Authority RB
5.00%, 07/01/18		500	560,405
Series A
5.00%, 07/01/15		750	771,593
5.00%, 07/01/16		1,175	1,262,620
5.00%, 01/01/17		1,000	1,093,730
5.00%, 07/01/17		1,250	1,391,912
5.00%, 07/01/18		1,000	1,143,810
5.00%, 07/01/19		1,070	1,251,632
State of Michigan GO
5.50%, 12/01/14		2,000	2,000,900
State of Michigan Trunk Line Revenue RB
2.00%, 11/15/15		1,000	1,017,620
5.00%, 11/15/18		1,000	1,154,340

			11,648,562
MINNESOTA — 1.56%
Minnesota Public Facilities Authority RB
Series B
5.00%, 03/01/18		710	807,369
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/15	(AMBAC)	1,020	1,024,835
5.25%, 01/01/17		850	933,343
State of Minnesota GO
5.00%, 10/01/15		500	520,345
5.00%, 08/01/16		775	835,102
5.00%, 08/01/17		1,635	1,826,131
Series A
5.00%, 08/01/15		1,000	1,032,770
5.00%, 10/01/15	(ETM)	15	15,608
5.00%, 10/01/15		1,060	1,103,131
5.00%, 10/01/16	(ETM)	10	10,843
5.00%, 10/01/16		990	1,073,952
Series D
5.00%, 08/01/15		200	206,554
5.00%, 08/01/18		500	575,140
5.00%, 08/01/19		1,500	1,763,820
Series F
5.00%, 10/01/18		1,000	1,155,480
State of Minnesota RB
Series B
5.00%, 03/01/17		1,000	1,100,460

			13,984,883
MISSISSIPPI — 0.15%
State of Mississippi GO
Series A
5.50%, 12/01/14		275	275,124

Security		Principal (000s)	Value

5.50%, 12/01/15		$1,000	$1,053,530

			1,328,654
MISSOURI — 0.38%
Missouri Highway & Transportation Commission RB
5.00%, 05/01/16		500	533,220
5.00%, 05/01/17		690	764,637
5.00%, 02/01/18		250	283,633
5.00%, 02/01/19		550	640,211
5.00%, 05/01/19		1,000	1,170,840

			3,392,541
NEBRASKA — 0.12%
Omaha Public Power District RB
Series A
5.00%, 02/01/16		1,000	1,055,340

			1,055,340
NEVADA — 1.59%
Clark County School District GOL
Series A
4.00%, 06/15/16	(AMBAC)	1,000	1,054,680
Series C
5.00%, 06/15/18	(Call 12/15/15) (AGM)	1,000	1,048,700
5.00%, 06/15/22	(PR 12/15/15) (AGM)	560	588,129
5.00%, 06/15/23	(PR 12/15/15) (AGM)	2,100	2,205,483
Series D
5.00%, 06/15/23	(PR 12/15/14) (NPFGC)	450	451,035
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		1,750	1,994,335
Series D
5.00%, 07/01/16		90	96,502
State of Nevada GOL
Series A
5.00%, 02/01/15		1,000	1,008,590
State of Nevada RB
4.00%, 12/01/15		825	856,787
5.00%, 06/01/16		2,500	2,676,500
5.00%, 12/01/17		2,000	2,260,360

			14,241,101
NEW JERSEY — 6.36%
Garden State Preservation Trust RB
Series A
5.80%, 11/01/22	(AGM)	1,800	1,892,808
Series B
6.38%, 11/01/15	(NPFGC)	2,200	2,325,554
Series C
5.13%, 11/01/16	(AGM)	1,250	1,364,062
New Jersey Building Authority RB
Series A
5.00%, 06/15/17		750	825,038

275

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

New Jersey Economic Development Authority RB
5.00%, 06/15/15		$590	$604,638
5.00%, 06/15/16		500	531,745
5.00%, 06/15/17		1,000	1,094,170
5.00%, 06/15/18		250	279,838
5.38%, 06/15/15	(ETM)	800	822,864
5.50%, 06/15/16	(ETM)	200	215,840
Series A
5.00%, 05/01/15		400	407,540
5.00%, 05/01/18		1,125	1,254,251
5.25%, 07/01/15	(Call 12/29/14) (NPFGC)	1,000	1,004,200
Series DD
5.00%, 12/15/16		1,000	1,083,450
5.00%, 12/15/17		1,050	1,166,823
Series EE
5.00%, 09/01/15		1,000	1,036,660
5.00%, 09/01/17		1,500	1,655,280
5.00%, 09/01/18		2,220	2,492,416
Series GG
5.00%, 09/01/17	(SAP)	795	877,298
Series NN
5.00%, 03/01/19		1,500	1,686,750
Series W
5.00%, 03/01/16		1,670	1,768,513
5.00%, 03/01/17		520	569,836
New Jersey Educational Facilities Authority RB Series B
4.50%, 07/01/37	(PR 07/01/16)	675	719,199
New Jersey Sports & Exposition Authority RB Series B
5.00%, 09/01/18	(SAP)	1,000	1,134,070
New Jersey State Turnpike Authority RB
5.50%, 01/01/15	(ETM) (FGIC, GOI)	250	251,230
Series B
5.00%, 01/01/19		2,220	2,554,865
Series C
6.50%, 01/01/16		590	629,129
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/16		500	538,575
5.00%, 09/15/18		500	565,075
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/19	(PR 06/15/15) (AGM)	145	148,847
Series A
5.00%, 06/15/18		1,240	1,387,994
5.50%, 12/15/14	(AMBAC)	1,000	1,002,500
5.50%, 12/15/15	(AMBAC)	800	842,560
5.50%, 12/15/16	(AGM)	500	548,020
5.75%, 06/15/15	(ETM)	200	206,126
Series B
5.25%, 12/15/14	(NPFGC)	1,125	1,127,677
5.25%, 12/15/15	(AMBAC)	1,010	1,061,096
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	550	578,881
5.50%, 12/15/16	(NPFGC)	1,450	1,584,893
5.50%, 12/15/17	(NPFGC)	500	563,000
Series C
5.25%, 06/15/15	(ETM) (NPFGC)	1,950	2,004,405

Security		Principal (000s)	Value

5.25%, 06/15/16	(PR 06/15/15) (FGIC)	$135	$138,767
5.25%, 06/15/17	(PR 06/15/15) (NPFGC)	1,505	1,546,989
5.25%, 06/15/18	(PR 06/15/15) (FGIC)	785	806,902
5.50%, 12/15/15	(AGM)	400	421,328
5.50%, 12/15/16	(AGM)	375	411,015
5.50%, 12/15/17		1,505	1,694,630
Series D
5.00%, 06/15/16	(PR 06/15/15) (AGM)	1,000	1,026,530
5.00%, 06/15/17	(PR 06/15/15) (AMBAC)	2,000	2,053,060
State of New Jersey GO
5.00%, 08/01/15		660	681,483
Series H
5.25%, 07/01/15		500	515,045
5.25%, 07/01/16		500	538,520
Series L
5.25%, 07/15/15	(AMBAC)	1,265	1,305,518
5.25%, 07/15/17	(AMBAC)	1,300	1,451,086
Series Q
5.00%, 08/15/15		2,000	2,068,780

			57,067,369
NEW MEXICO — 0.66%
New Mexico Finance Authority RB
5.00%, 06/15/18		2,000	2,290,840
Series A
5.25%, 06/15/15	(NPFGC)	1,770	1,819,595
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/15		1,775	1,825,996

			5,936,431
NEW YORK — 15.98%
City of New York NY GO
5.00%, 08/01/18		1,250	1,431,562
Series A
5.00%, 08/01/19		3,650	4,249,366
Series A-1
5.00%, 08/15/16		795	857,113
5.00%, 08/01/17		400	444,724
Series B
5.00%, 08/01/15		2,500	2,581,875
5.00%, 08/01/18		2,465	2,823,041
5.00%, 08/01/19		1,000	1,164,210
Series B-1
5.00%, 09/01/15		500	518,385
Series C
5.00%, 08/01/16		940	1,011,882
5.00%, 08/01/17		1,000	1,111,810
5.25%, 08/01/16		350	378,224
Series D
5.00%, 08/01/15		125	129,094
Series E
5.00%, 08/01/15		1,055	1,089,551
Series F-1
5.00%, 09/01/16	(Call 09/01/15)	235	243,458

276

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

Series G
5.00%, 08/01/15		$1,010	$1,043,077
5.00%, 08/01/18		1,390	1,591,897
5.00%, 08/01/19		500	582,105
Series I
5.00%, 08/01/16		1,200	1,291,764
5.00%, 08/01/17		520	578,141
5.00%, 08/01/18		1,400	1,603,350
Series I-1
5.00%, 08/01/16		1,000	1,076,470
5.00%, 02/01/17		365	399,295
5.00%, 08/01/17		1,150	1,278,581
5.00%, 08/01/18		1,295	1,483,099
Series J
5.00%, 08/01/16		2,000	2,152,940
5.00%, 08/01/19		1,200	1,397,052
Long Island Power Authority RB
Series A
5.00%, 05/01/15		1,500	1,530,945
5.00%, 12/01/16	(Call 06/01/16) (AGM)	300	319,866
Series B
5.25%, 04/01/19		250	288,805
Metropolitan Transportation Authority RB
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,760	2,866,370
5.00%, 04/01/23	(PR 10/01/15)	325	338,211
5.75%, 07/01/16	(SAP)	200	217,194
5.75%, 01/01/18	(SAP)	385	442,442
5.75%, 07/01/18	(AGM-CR)	30	35,084
Series B
5.00%, 11/15/25	(PR 11/15/15) (AMBAC)	3,150	3,296,380
Series D
4.00%, 11/15/15		2,610	2,704,560
5.00%, 11/15/16		1,000	1,088,860
5.00%, 11/15/17		1,085	1,221,113
Series F
5.00%, 11/15/17		500	562,725
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15		2,455	2,565,254
5.00%, 02/01/16	(ETM)	220	232,078
5.00%, 02/01/16		1,680	1,773,862
5.00%, 11/01/16	(ETM)	70	76,168
5.00%, 11/01/17	(ETM)	90	101,192
5.00%, 11/01/17		685	770,399
Series A
5.00%, 11/01/16		680	740,418
Series A-2
5.00%, 11/01/17	(Call 11/01/15)	605	631,602
Series B
5.00%, 11/01/15	(ETM)	490	511,585
5.00%, 11/01/15		315	329,147
Series D
5.00%, 11/01/15	(ETM)	100	104,405
5.00%, 11/01/15		815	851,602
Series E
5.00%, 11/01/15		1,000	1,044,910
5.00%, 11/01/17		200	224,934
5.00%, 11/01/18		1,515	1,750,582
New York City Water & Sewer System RB
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	700	764,757

Security		Principal (000s)	Value

Series EE
5.00%, 06/15/16		$410	$439,512
5.00%, 06/15/17		200	222,480
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/15		1,285	1,306,498
Series A-5/6
5.00%, 04/01/18		435	494,430
5.50%, 04/01/19		400	472,456
New York Municipal Bond Bank Agency RB
Series A
4.00%, 12/01/15	(SAW)	1,100	1,142,306
New York State Dormitory Authority RB
5.00%, 07/01/15		300	308,565
5.00%, 07/01/15	(NPFGC-FGIC)	1,510	1,553,473
5.00%, 07/01/16		385	412,624
5.00%, 07/01/17		500	554,845
Series 2014
5.00%, 02/15/19		5,500	6,365,425
Series A
4.00%, 05/15/17		350	379,383
4.00%, 05/15/18		1,000	1,107,340
5.00%, 03/15/16		555	588,922
5.00%, 02/15/17		1,000	1,098,070
5.00%, 05/15/17		250	277,098
5.00%, 02/15/19		1,000	1,157,350
5.00%, 03/15/19		250	290,898
5.25%, 05/15/15		160	163,778
5.50%, 05/15/17	(NPFGC-FGIC)	275	307,538
Series B
5.00%, 03/15/15		2,250	2,282,760
Series C
5.00%, 03/15/15		1,240	1,258,054
Series D
5.00%, 06/15/16		1,040	1,115,026
Series E
5.00%, 02/15/15		1,300	1,313,624
Series F
5.00%, 03/15/22	(PR 03/15/15) (AGM)	345	349,982
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		1,500	1,717,035
5.50%, 06/15/17		515	579,107
Series A
5.00%, 06/15/17		600	667,116
5.00%, 06/15/19		1,000	1,171,400
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series B
5.00%, 04/01/15		780	792,940
5.00%, 04/01/16		1,395	1,481,253
5.00%, 04/01/18		1,710	1,936,951
New York State Thruway Authority RB
5.00%, 04/01/15		365	371,044
5.00%, 04/01/17		720	792,223
Series A
4.00%, 04/01/15		265	268,482
5.00%, 03/15/16		1,330	1,411,290
5.00%, 03/15/17		190	209,253
5.00%, 03/15/18	(Call 09/15/17)	835	928,570
5.00%, 05/01/19		10,685	12,339,893
Series B
5.00%, 04/01/15	(AGM)	2,080	2,114,445

277

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	$1,990	$2,068,804
5.00%, 04/01/18	(PR 10/01/15) (AMBAC)	265	275,772
5.00%, 04/01/18	(Call 10/01/15) (AMBAC)	1,735	1,803,411
Series F
5.00%, 01/01/16	(PR 01/01/15) (AMBAC)	195	195,872
5.00%, 01/01/16	(Call 01/01/15) (AMBAC)	805	808,478
Series H
5.00%, 01/01/17	(NPFGC)	605	658,657
New York State Urban Development Corp. RB
5.00%, 12/15/17		400	451,268
Series A
5.00%, 03/15/16		2,025	2,148,768
5.00%, 03/15/17		455	501,105
5.00%, 01/01/18	(AGM)	1,125	1,271,216
5.00%, 03/15/18		1,850	2,100,101
5.00%, 03/15/19		2,500	2,899,375
Series A-1
5.00%, 12/15/16		1,085	1,186,589
Series B
5.00%, 01/01/15		750	753,390
5.00%, 01/01/17		245	267,587
Series D
5.00%, 01/01/15		2,250	2,260,102
5.00%, 01/01/16		510	536,219
5.25%, 01/01/17		200	219,478
Port Authority of New York & New Jersey RB
Series 179
5.00%, 12/01/18		500	579,380
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,048,650
5.00%, 10/15/15		1,000	1,042,670
5.00%, 10/15/17		500	562,825
5.00%, 10/15/19		1,200	1,420,032
State of New York GO
Series C
3.00%, 02/01/15		225	226,121
5.00%, 04/15/15		300	305,604
5.00%, 04/15/16	(Call 04/15/15)	1,000	1,018,260
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/20	(PR 05/15/18) (GOI)	400	458,444
Series B
5.00%, 11/15/16		1,000	1,089,690
5.00%, 11/15/18		810	935,526
Series B3
5.00%, 11/15/38	(Call 11/15/15) (GOI)	500	522,665
Utility Debt Securitization Authority RB
Series TE
5.00%, 12/15/16	(Call 12/15/14)	1,000	1,002,300
5.00%, 06/15/18	(Call 06/15/16)	750	803,662
5.00%, 12/15/18	(Call 12/15/16)	250	273,443

			143,336,419

Security		Principal (000s)	Value

NORTH CAROLINA — 3.42%
County of Mecklenburg NC GO
Series C
5.00%, 03/01/15		$2,140	$2,167,050
5.00%, 03/01/17		500	550,670
5.00%, 03/01/18		500	568,570
County of Wake NC GO
4.50%, 03/01/24	(PR 03/01/17)	800	873,040
5.00%, 03/01/16		350	370,769
5.00%, 03/01/19		2,235	2,605,831
Series D
4.00%, 02/01/17		1,325	1,426,177
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/15		500	502,235
5.00%, 01/01/16		350	367,755
5.25%, 01/01/19	(Call 01/01/18) (AGM)	1,000	1,125,800
North Carolina Municipal Power Agency No. 1 RB
Series A
4.00%, 01/01/19		2,680	2,976,462
5.00%, 01/01/15		500	502,250
5.00%, 01/01/18		1,000	1,125,380
5.25%, 01/01/15		250	251,182
State of North Carolina GO
Series A
4.00%, 03/01/24	(PR 03/01/15)	620	626,150
5.00%, 03/01/15		2,325	2,354,388
5.00%, 03/01/16		1,400	1,483,076
5.00%, 09/01/16		285	308,136
5.00%, 03/01/17		1,445	1,591,437
Series B
5.00%, 04/01/16		1,585	1,684,887
5.00%, 06/01/18		400	458,256
Series C
5.00%, 05/01/18		465	531,421
5.00%, 05/01/19		1,105	1,293,259
Series E
5.00%, 05/01/18		2,400	2,742,816
State of North Carolina RB
5.00%, 03/01/17		1,000	1,099,030
5.00%, 03/01/18		1,000	1,130,700

			30,716,727
OHIO — 0.12%
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,082,980

			1,082,980
OKLAHOMA — 0.21%
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/18		100	114,000
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		275	300,836

278

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

5.00%, 01/01/18		$1,290	$1,456,810

			1,871,646
OREGON — 0.25%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18		1,000	1,145,210
Tri-County Metropolitan Transportation District RB
5.00%, 11/01/18	(Call 05/01/17)	1,000	1,103,160

			2,248,370
PENNSYLVANIA — 3.65%
City of Philadelphia PA Water & Wastewater Revenue RB
Series C
5.00%, 08/01/17	(AGM)	450	501,480
Commonwealth of Pennsylvania GO
5.00%, 07/01/15		725	745,786
First Series
4.00%, 09/01/16		750	797,295
5.00%, 07/01/18		400	456,916
5.00%, 11/15/18		900	1,038,528
Second Series
5.00%, 01/01/15		1,000	1,004,470
5.00%, 03/01/16		700	741,195
5.00%, 03/01/17		1,000	1,099,980
5.00%, 10/15/17		1,000	1,123,870
5.00%, 01/01/18	(PR 01/01/16)	500	525,760
5.00%, 01/01/19	(PR 01/01/16)	210	220,819
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,442,022
5.00%, 07/01/19		3,000	3,494,640
5.00%, 01/01/21	(PR 01/01/16)	615	646,685
Series A
5.00%, 02/15/16		1,000	1,056,870
5.00%, 07/15/16		1,000	1,075,090
5.00%, 05/01/18		2,900	3,299,127
Third Series
5.00%, 07/15/17		225	250,756
5.38%, 07/01/16	(NPFGC)	720	777,132
5.38%, 07/01/17		355	398,526
5.38%, 07/01/17	(AGM)	500	561,305
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 01/01/17		1,700	1,825,494
5.00%, 07/01/15		2,100	2,160,459
5.00%, 07/01/17		1,500	1,671,930
5.00%, 01/01/18		1,000	1,130,950
5.00%, 07/01/18		1,560	1,787,916
5.00%, 07/01/19		2,000	2,342,420
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		500	535,435

			32,712,856
RHODE ISLAND — 0.16%
Rhode Island Economic Development Corp. RB
5.00%, 06/15/16	(NPFGC-FGIC)	1,320	1,407,622

			1,407,622

Security		Principal (000s)	Value

SOUTH CAROLINA — 1.45%
Charleston Educational Excellence Finance Corp. RB
5.25%, 12/01/25	(PR 12/01/15)	$3,500	$3,677,100
Greenville County School District RB
5.50%, 12/01/17		2,000	2,280,560
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17		1,050	1,147,492
Series E
5.00%, 01/01/16		925	973,082
5.00%, 01/01/17		285	311,901
South Carolina Transportation Infrastructure Bank RB
Series B
5.00%, 10/01/18		350	400,845
State of South Carolina GO
Series A
4.00%, 06/01/15		2,000	2,039,380
5.00%, 06/01/17		1,400	1,555,596
5.00%, 06/01/18		555	635,830

			13,021,786
TENNESSEE — 1.22%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/15		1,030	1,079,852
5.00%, 12/01/17		1,015	1,145,823
City of Memphis TN GO
5.00%, 10/01/15	(NPFGC)	500	520,300
5.25%, 10/01/17	(NPFGC)	400	452,140
City of Memphis TN RB
5.00%, 12/01/14		1,000	1,000,410
County of Shelby TN GO
Series A
5.00%, 04/01/15	(AMBAC)	985	1,001,430
5.00%, 04/01/15	(ETM) (AMBAC)	15	15,249
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/20	(PR 01/01/18)	500	565,640
5.00%, 01/01/23	(PR 01/01/18)	1,025	1,159,562
5.00%, 01/01/25	(PR 01/01/18)	320	362,010
Series A
5.00%, 07/01/18		1,500	1,716,285
Series D
5.00%, 07/01/16		750	805,800
State of Tennessee GO
Series A
4.00%, 08/01/17		1,000	1,090,960

			10,915,461
TEXAS — 7.56%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/36	(PSF)	1,000	1,057,170
City of Dallas TX GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,671
5.00%, 02/15/18		1,970	2,235,536
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	600	651,402

279

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security		Principal (000s)	Value

City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 11/15/18		$1,950	$2,253,420
Series E
5.00%, 11/15/15		1,375	1,438,800
5.00%, 11/15/16		500	544,485
City of Houston TX GOL
Series A
5.00%, 03/01/17		1,250	1,375,575
5.00%, 03/01/18		1,000	1,134,150
5.00%, 03/01/19		635	737,191
City Public Service Board of San Antonio TX RB
5.00%, 02/01/16		1,000	1,055,630
5.00%, 02/01/18	(Call 02/01/17)	1,475	1,613,296
5.00%, 02/01/19		1,000	1,157,790
5.38%, 02/01/15		1,000	1,009,200
Series A
4.40%, 02/01/21	(PR 02/01/15)	525	528,916
5.00%, 02/01/24	(PR 02/01/16)	1,225	1,292,093
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,450,309
Series D
5.00%, 02/01/18		1,000	1,132,560
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(PSF, GTD)	2,000	2,116,560
County of Harris TX GO
Series C
5.25%, 08/15/19	(AGM)	1,000	1,185,960
Cypress-Fairbanks Independent School District GO
Series B-3
2.00%, 02/15/44	(PSF)	1,000	1,011,160
Dallas Independent School District GO
6.38%, 02/15/34	(PR 02/15/18) (PSF)	1,035	1,218,888
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/15		1,500	1,566,120
5.00%, 11/01/16		285	309,553
Houston Independent School District GOL
5.00%, 02/15/17		2,000	2,196,840
Lower Colorado River Authority RB
5.00%, 05/15/15		250	255,613
5.25%, 01/01/15	(ETM)	865	869,057
North Texas Tollway Authority RB
Series A
4.50%, 01/01/38	(PR 01/01/15) (AGM)	540	542,160
5.00%, 01/01/20		1,000	1,166,140
5.00%, 01/01/35	(PR 01/01/15) (AGM)	1,105	1,109,928
Series C
1.95%, 01/01/38		1,000	1,016,030
State of Texas GO
5.00%, 10/01/15		750	780,645
5.00%, 04/01/17		1,500	1,657,500
5.00%, 10/01/19		1,400	1,651,272
Series B
5.00%, 10/01/17		800	899,624
Texas Public Finance Authority RB
Series A
5.00%, 07/01/15		1,400	1,440,390
5.00%, 01/01/16		680	715,571
5.00%, 07/01/16	(PR 01/01/16)	1,240	1,303,748
5.00%, 07/01/17	(PR 01/01/16)	880	925,241

Security		Principal (000s)	Value

Series B
4.00%, 01/01/18	(Call 07/01/16)	$1,000	$1,053,450
4.00%, 07/01/18	(Call 01/01/16)	1,000	1,036,270
4.00%, 01/01/19	(Call 07/01/15)	2,500	2,551,925
5.00%, 07/01/18	(PR 07/01/15)	1,000	1,028,670
Texas Transportation Commission RB
Series B
1.25%, 08/15/42	(Call 02/15/15)	1,000	1,001,970
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/16		1,955	2,078,204
5.00%, 04/01/20	(PR 04/01/16)	1,090	1,158,005
Series A
4.50%, 04/01/15		275	279,122
4.50%, 04/01/16		785	829,219
4.75%, 04/01/17		1,350	1,483,407
5.00%, 04/01/17		250	276,158
5.00%, 04/01/18	(PR 04/01/16)	500	531,195
5.00%, 04/01/19		2,000	2,334,440
University of Texas System (The) RB
Series B
5.00%, 08/15/18		1,675	1,928,779
5.00%, 08/15/24	(PR 08/15/16)	5,250	5,660,655

			67,842,663
UTAH — 1.11%
Intermountain Power Agency RB
Series A
5.00%, 07/01/18		2,250	2,571,007
State of Utah GO
Series A
5.00%, 07/01/15		1,000	1,028,790
5.00%, 07/01/16		1,250	1,342,587
5.00%, 07/01/17		1,645	1,833,550
5.00%, 07/01/18		1,000	1,148,790
5.00%, 07/01/20	(PR 07/01/18)	330	378,592
Series C
5.00%, 07/01/15		545	560,691
5.00%, 07/01/17		200	222,924
Utah Transit Authority RB
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	475,475
4.75%, 06/15/35	(PR 12/15/15) (AGM)	350	366,664

			9,929,070
VIRGINIA — 0.94%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		1,365	1,563,798
County of Fairfax VA GO
Series B
4.00%, 04/01/19	(SAW)	550	617,694
Series C
5.00%, 10/01/17		1,500	1,687,245
Virginia Public Building Authority RB
Series C
5.00%, 08/01/17		1,000	1,116,710
Virginia Public School Authority RB
Series B

280

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

November 30, 2014

Security	Principal (000s)	Value

5.25%, 08/01/15	$1,925	$1,991,124
Series C
5.00%, 08/01/17 (SAW)	250	279,250
5.00%, 08/01/18	1,000	1,147,270

		8,403,091
WASHINGTON — 3.29%
City of Seattle WA Municipal Light & Power Revenue RB
Series B
5.00%, 02/01/15	1,250	1,260,662
County of King WA Sewer Revenue RB
Series B
5.00%, 01/01/16	1,000	1,051,860
Energy Northwest RB
Series A
5.00%, 07/01/15	435	447,498
5.00%, 07/01/17	1,500	1,671,120
5.00%, 07/01/18	2,000	2,289,920
5.00%, 07/01/19	735	860,839
5.25%, 07/01/16	900	970,236
5.25%, 07/01/16 (NPFGC)	190	204,828
5.25%, 07/01/18	1,100	1,269,158
5.50%, 07/01/15	1,445	1,490,792
Series B
7.13%, 07/01/16 (NPFGC)	500	553,210
Series C
5.00%, 07/01/16	735	789,441
5.00%, 07/01/17	1,000	1,114,080
5.25%, 07/01/16 (NPFGC)	125	134,755
State of Washington GO
5.00%, 01/01/16	1,810	1,904,283
5.00%, 07/01/19	2,500	2,928,025
Series A
5.00%, 07/01/15	1,000	1,028,790
Series R-2006A
5.00%, 07/01/15 (AMBAC)	600	617,274
Series R-2010A
5.00%, 01/01/15	750	753,367
5.00%, 01/01/17	150	164,126
Series R-2011C
5.00%, 07/01/16	1,000	1,074,400
5.00%, 07/01/17	650	724,152
5.00%, 07/01/18	1,100	1,259,456
Series R-2013C
5.00%, 07/01/18	2,000	2,289,920
Series S-5
0.00%, 01/01/17 (NPFGC-FGIC)	375	369,405
State of Washington RB
5.00%, 09/01/17	1,000	1,113,940
5.00%, 09/01/18	500	571,320
5.00%, 09/01/19	500	582,555

		29,489,412
WISCONSIN — 1.51%
State of Wisconsin GO
Series 1
4.00%, 05/01/15	2,375	2,414,140
5.00%, 05/01/15 (NPFGC)	860	877,828
5.00%, 05/01/16 (AMBAC)	100	106,678
5.00%, 05/01/17 (AMBAC)	1,000	1,107,570
5.00%, 05/01/18 (AMBAC)	1,535	1,750,161
5.00%, 05/01/19 (AMBAC)	3,000	3,501,180
Series A
5.00%, 05/01/16 (NPFGC-FGIC)	1,970	2,101,557
State of Wisconsin RB
Series 1
5.00%, 07/01/15	100	102,867
5.00%, 07/01/16	250	268,310
Wisconsin Department of Transportation RB
Series I
5.00%, 07/01/18 (NPFGC-FGIC)	1,140	1,303,943

		13,534,234

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $874,735,768)		880,428,308

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.27%

MONEY MARKET FUNDS — 1.27%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.14%[a,b]	11,420	$11,420,364

		11,420,364

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,420,364)		11,420,364

TOTAL INVESTMENTS IN SECURITIES — 99.43%
(Cost: $886,156,132)		891,848,672
Other Assets, Less Liabilities — 0.57%		5,125,599

NET ASSETS — 100.00%		$896,974,271

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI - ICR  —  Syncora Guarantee Inc. - Insured Custodial Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

281

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
10+ Year Credit Bond
1-3 Year Credit Bond
1-3 Year Treasury Bond
3-7 Year Treasury Bond
7-10 Year Treasury Bond
10-20 Year Treasury Bond
20+ Year Treasury Bond
Agency Bond
California AMT-Free Muni Bond
Core Long-Term USD Bond[a]
Core U.S. Aggregate Bond[b]
Core U.S. Credit Bond[c]
Government/Credit Bond
iBoxx $ High Yield Corporate Bond
iBoxx $ Investment Grade Corporate Bond
Intermediate Credit Bond
Intermediate Government/Credit Bond
MBS
National AMT-Free Muni Bond
New York AMT-Free Muni Bond
Short Treasury Bond
Short-Term National AMT-Free Muni Bond

[a]	Formerly the iShares Core Long-Term U.S. Bond ETF.
[b]	Formerly the iShares Core Total U.S. Bond Market ETF.
[c]	Formerly the iShares Credit Bond ETF.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

282

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

283

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

10+ Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$504,732,989	$—	$504,732,989
Foreign Government Obligations	—	56,647,873	—	56,647,873
Municipal Debt Obligations	—	57,980,035	—	57,980,035
Money Market Funds	61,208,848	—	—	61,208,848

	$61,208,848	$619,360,897	$—	$680,569,745

1-3 Year Credit Bond
Assets:
Corporate Bonds & Notes	$—	$8,600,651,084	$—	$8,600,651,084
Foreign Government Obligations	—	2,234,738,197	—	2,234,738,197
Municipal Debt Obligations	—	20,667,977	—	20,667,977
Money Market Funds	494,599,850	—	—	494,599,850

	$494,599,850	$10,856,057,258	$—	$11,350,657,108

1-3 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$8,181,726,468	$—	$8,181,726,468
Money Market Funds	170,046,755	—	—	170,046,755

	$170,046,755	$8,181,726,468	$—	$8,351,773,223

3-7 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$3,783,327,269	$—	$3,783,327,269
Money Market Funds	1,688,644,284	—	—	1,688,644,284

	$1,688,644,284	$3,783,327,269	$—	$5,471,971,553

7-10 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$6,592,475,753	$—	$6,592,475,753
Money Market Funds	1,647,963,208	—	—	1,647,963,208

	$1,647,963,208	$6,592,475,753	$—	$8,240,438,961

10-20 Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$360,085,582	$—	$360,085,582
Money Market Funds	117,456,382	—	—	117,456,382

	$117,456,382	$360,085,582	$—	$477,541,964

20+ Year Treasury Bond
Assets:
U.S. Government Obligations	$—	$5,532,803,141	$—	$5,532,803,141
Money Market Funds	1,824,469,878	—	—	1,824,469,878

	$1,824,469,878	$5,532,803,141	$—	$7,357,273,019

Agency Bond
Assets:
Foreign Government Obligations	$—	$8,677,339	$—	$8,677,339
U.S. Government Agency Obligations	—	363,587,056	—	363,587,056
Money Market Funds	80,704,608	—	—	80,704,608

	$80,704,608	$372,264,395	$—	$452,969,003

California AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$326,507,599	$—	$326,507,599
Money Market Funds	8,224,649	—	—	8,224,649

	$8,224,649	$326,507,599	$—	$334,732,248

284

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Core Long-Term USD Bond
Assets:
Corporate Bonds & Notes	$—	$71,875,281	$—	$71,875,281
Foreign Government Obligations	—	11,466,619	—	11,466,619
Municipal Debt Obligations	—	7,286,853	—	7,286,853
U.S. Government & Agency Obligations	—	44,051,548	—	44,051,548
Money Market Funds	23,883,625	—	—	23,883,625

	$23,883,625	$134,680,301	$—	$158,563,926

Core U.S. Aggregate Bond
Assets:
Collateralized Mortgage Obligations	$—	$402,054,555	$—	$402,054,555
Corporate Bonds & Notes	—	5,300,702,589	—	5,300,702,589
Foreign Government Obligations	—	785,049,016	—	785,049,016
Municipal Debt Obligations	—	197,606,076	—	197,606,076
U.S. Government & Agency Obligations	—	14,984,953,109	—	14,984,953,109
Money Market Funds	8,918,865,026	—	—	8,918,865,026

	$8,918,865,026	$21,670,365,345	$—	$30,589,230,371

Core U.S. Credit Bond
Assets:
Corporate Bonds & Notes	$—	$618,624,906	$—	$618,624,906
Foreign Government Obligations	—	95,913,129	—	95,913,129
Municipal Debt Obligations	—	24,651,302	—	24,651,302
Money Market Funds	66,066,177	—	—	66,066,177

	$66,066,177	$739,189,337	$—	$805,255,514

Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$45,912,846	$—	$45,912,846
Foreign Government Obligations	—	7,155,419	—	7,155,419
Municipal Debt Obligations	—	1,880,332	—	1,880,332
U.S. Government & Agency Obligations	—	73,899,570	—	73,899,570
Money Market Funds	39,933,768	—	—	39,933,768

	$39,933,768	$128,848,167	$—	$168,781,935

iBoxx $ High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$13,917,887,581	$—	$13,917,887,581
Money Market Funds	2,015,485,232	—	—	2,015,485,232

	$2,015,485,232	$13,917,887,581	$—	$15,933,372,813

iBoxx $ Investment Grade Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$18,484,459,377	$—	$18,484,459,377
Money Market Funds	1,569,400,557	—	—	1,569,400,557

	$1,569,400,557	$18,484,459,377	$—	$20,053,859,934

Intermediate Credit Bond
Assets:
Corporate Bonds & Notes	$—	$5,272,890,773	$—	$5,272,890,773
Foreign Government Obligations	—	876,224,738	—	876,224,738
Municipal Debt Obligations	—	24,286,597	—	24,286,597
Money Market Funds	594,260,413	—	—	594,260,413

	$594,260,413	$6,173,402,108	$—	$6,767,662,521

285

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Intermediate Government/Credit Bond
Assets:
Corporate Bonds & Notes	$—	$481,675,021	$—	$481,675,021
Foreign Government Obligations	—	83,206,165	—	83,206,165
Municipal Debt Obligations	—	2,716,411	—	2,716,411
U.S. Government & Agency Obligations	—	940,495,714	—	940,495,714
Money Market Funds	644,198,553	—	—	644,198,553

	$644,198,553	$1,508,093,311	$—	$2,152,291,864

MBS
Assets:
U.S. Government Agency Obligations	$—	$6,672,885,404	$—	$6,672,885,404
Money Market Funds	3,401,651,001	—	—	3,401,651,001

	$3,401,651,001	$6,672,885,404	$—	$10,074,536,405

National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$3,906,747,969	$—	$3,906,747,969
Money Market Funds	17,755,145	—	—	17,755,145

	$17,755,145	$3,906,747,969	$—	$3,924,503,114

New York AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$156,467,832	$—	$156,467,832
Money Market Funds	2,470,412	—	—	2,470,412

	$2,470,412	$156,467,832	$—	$158,938,244

Short Treasury Bond
Assets:
U.S. Government Obligations	$—	$5,538,634,367	$—	$5,538,634,367
Money Market Funds	368,250	—	—	368,250

	$368,250	$5,538,634,367	$—	$5,539,002,617

Short-Term National AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$880,428,308	$—	$880,428,308
Money Market Funds	11,420,364	—	—	11,420,364

	$11,420,364	$880,428,308	$—	$891,848,672

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core U.S. Aggregate Bond ETF and iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

286

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of November 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit Bond	$673,249,966	$13,365,972	$(6,046,193)	$7,319,779
1-3 Year Credit Bond	11,332,716,866	27,356,959	(9,416,717)	17,940,242
1-3 Year Treasury Bond	8,338,530,847	13,697,867	(455,491)	13,242,376
3-7 Year Treasury Bond	5,454,827,197	24,072,934	(6,928,578)	17,144,356
7-10 Year Treasury Bond	8,178,830,665	87,371,670	(25,763,374)	61,608,296
10-20 Year Treasury Bond	479,593,642	896,463	(2,948,141)	(2,051,678)
20+ Year Treasury Bond	7,231,948,101	134,949,593	(9,624,675)	125,324,918
Agency Bond	446,831,525	6,291,523	(154,045)	6,137,478
California AMT-Free Muni Bond	315,758,574	19,058,370	(84,696)	18,973,674
Core Long-Term USD Bond	156,460,207	3,491,105	(1,387,386)	2,103,719
Core U.S. Aggregate Bond	29,966,106,254	643,223,373	(20,099,256)	623,124,117
Core U.S Credit Bond	776,462,786	32,234,701	(3,441,973)	28,792,728
Government/Credit Bond	165,515,129	3,581,969	(315,163)	3,266,806
iBoxx $ High Yield Corporate Bond	16,165,803,261	187,399,740	(419,830,188)	(232,430,448)
iBoxx $ Investment Grade Corporate Bond	19,420,576,996	707,244,135	(73,961,197)	633,282,938
Intermediate Credit Bond	6,677,829,659	106,614,510	(16,781,648)	89,832,862
Intermediate Government/Credit Bond	2,129,467,864	24,688,361	(1,864,361)	22,824,000
MBS	9,973,371,879	106,335,408	(5,170,882)	101,164,526
National AMT-Free Muni Bond	3,753,494,610	175,705,743	(4,697,239)	171,008,504
New York AMT-Free Muni Bond	151,828,984	7,260,718	(151,458)	7,109,260
Short Treasury Bond	5,539,601,098	44,088	(642,569)	(598,481)
Short-Term National AMT-Free Muni Bond	886,156,132	5,802,206	(109,666)	5,692,540

287

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securitiesplus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of November 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

288

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended November 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
1-3 Year Credit Bond
PNC Bank N.A.
0.80%, 01/28/16	$8,500	$—	$—	$8,500	$8,510,608	$46,956	$—
1.13%, 01/27/17	9,040	7,000	—	16,040	16,058,333	113,285	—
1.15%, 11/01/16	16,500	—	—	16,500	16,555,950	121,963	—
1.30%, 10/03/16	15,000	1,000	—	16,000	16,121,480	108,316	—
PNC Funding Corp.
2.70%, 09/19/16	12,721	—	(6,700)	6,021	6,194,425	79,362	11,322
4.25%, 09/21/15	6,250	—	(6,250)	—	—	25,099	9,155
5.25%, 11/15/15	6,526	—	(2,000)	4,526	4,718,066	58,725	12,399

					$68,158,862	$553,706	$32,876

Core U.S. Aggregate Bond
PNC Bank N.A.
1.13%, 01/27/17	$—	$3,025	$—	$3,025	$3,028,457	$18,041	$—
1.15%, 11/01/16	—	300	—	300	301,017	2,114	—
3.80%, 07/25/23	5,000	—	—	5,000	5,198,208	149,090	—
6.00%, 12/07/17	—	500	—	500	564,551	674	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	—	500	—	500	511,969	4,036	—
PNC Funding Corp.
4.38%, 08/11/20	—	2,750	—	2,750	3,021,210	41,984	—
5.25%, 11/15/15	8,385	—	(1,200)	7,185	7,489,904	280,730	54,216
6.70%, 06/10/19	998	—	—	998	1,190,169	47,620	—

					$21,305,485	$544,289	$54,216

Core U.S. Credit Bond
PNC Bank N.A.
0.80%, 01/28/16	$500	$—	$—	$500	$500,624	$2,667	$—
2.25%, 07/02/19	—	900	—	900	903,640	6,083	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	—	350	—	350	358,378	1,483	—
PNC Funding Corp.
3.30%, 03/08/22	560	—	(248)	312	320,736	11,209	(2,132)

289

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
3.63%, 02/08/15	500	—	(500)	—	—	4,959	8,566
4.25%, 09/21/15	200	—	—	200	205,811	6,423	—
4.38%,08/11/20	—	250	—	250	274,656	5,031	—
5.13%, 02/08/20	445	—	(300)	145	164,115	12,047	23,737

					$2,727,960	$49,902	$30,171

Government/Credit Bond
PNC Funding Corp.
2.70%, 09/19/16	$—	$100	$—	$100	$102,880	$107	$—
3.30%, 03/08/22	100	50	—	150	154,200	3,057	—

					$257,080	$3,164	$—

iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.20%, 01/28/19	$3,525	$11,000	$—	$14,525	$14,663,574	$152,883	$—
2.25%, 07/02/19	—	5,250	—	5,250	5,280,276	44,780	—
2.70%, 11/01/22	15,250	1,000	—	16,250	15,808,647	335,672	—
2.95%, 01/30/23	5,000	800	—	5,800	5,693,507	121,167	—
3.80%, 07/25/23	17,100	328	(4,500)	12,928	13,470,160	472,687	159,198
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	—	9,815	—	9,815	10,064,375	164,856	—
PNC Funding Corp.
3.30%, 03/08/22	7,069	1,000	—	8,069	8,306,334	155,882	—
4.38%, 08/11/20	3,523	250	—	3,773	4,147,557	92,359	—
5.13%, 02/08/20	3,769	196	—	3,965	4,501,422	92,785	—

					$81,935,852	$1,633,071	$159,198

Intermediate Credit Bond
PNC Bank N.A.
2.95%, 01/30/23	$3,000	$—	$—	$3,000	$2,947,353	$67,923	$—
3.80%, 07/25/23	1,500	—	—	1,500	1,559,462	42,688	—
4.88%, 09/21/17	340	—	—	340	370,529	7,803	—
5.25%, 01/15/17	290	—	—	290	313,966	6,902	—
6.00%, 12/07/17	1,000	1,250	—	2,250	2,540,480	31,095	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	5,400	—	(2,000)	3,400	3,340,254	85,147	(53,132)
3.90%, 04/29/24	—	1,000	—	1,000	1,023,938	8,072	—
PNC Funding Corp.
2.70%, 09/19/16	2,093	—	(400)	1,693	1,741,764	30,257	12,830

290

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
3.30%, 03/08/22	1,862	—	—	1,862	1,914,136	47,118	—
3.63%, 02/08/15	335	—	(335)	—	—	707	2,545
4.25%, 09/21/15	2,250	—	(2,250)	—	—	28,539	29,194
4.38%, 08/11/20	1,342	6,000	(800)	6,542	7,187,184	100,583	59,303
5.13%, 02/08/20	1,391	—	—	1,391	1,574,375	36,226	—
5.25%, 11/15/15	807	—	—	807	841,246	14,280	—
5.63%, 02/01/17	1,750	—	—	1,750	1,891,991	64,846	—

					$27,246,678	$572,186	$50,740

Intermediate Government/Credit Bond
PNC Bank N.A.
1.30%, 10/03/16	$250	$500	$—	$750	$755,694	$2,296	$—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	—	500	—	500	511,969	1,307	—
PNC Funding Corp.
3.30%, 03/08/22	700	—	—	700	719,600	15,501	—
4.38%, 08/11/20	—	300	—	300	329,587	4,795	—
5.25%, 11/15/15	135	—	(135)	—	—	3,425	3,197

					$2,316,850	$27,324	$3,197

291

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 26, 2015

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: January 26, 2015